UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., Founder, Chairman and Global Chief Investment Officer
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2025

DATE OF REPORTING PERIOD:	November 1, 2024 through October 31, 2025

ITEM 1. REPORT TO SHAREHOLDERS.

TABLE OF CONTENTS

Calamos Convertible Fund Class A - CCVIX

Calamos Convertible Fund Class C - CCVCX

Calamos Convertible Fund Class I - CICVX

Calamos Evolving World Growth Fund Class A - CNWGX

Calamos Evolving World Growth Fund Class C - CNWDX

Calamos Evolving World Growth Fund Class I - CNWIX

Calamos Global Convertible Fund Class A - CAGCX

Calamos Global Convertible Fund Class C - CCGCX

Calamos Global Convertible Fund Class I - CXGCX

Calamos Global Equity Fund Class A - CAGEX

Calamos Global Equity Fund Class C - CCGEX

Calamos Global Equity Fund Class I - CIGEX

Calamos Global Equity Fund Class R6 - CGEOX

Calamos Global Opportunities Fund Class A - CVLOX

Calamos Global Opportunities Fund Class C - CVLCX

Calamos Global Opportunities Fund Class I - CGCIX

Calamos Growth and Income Fund Class A - CVTRX

Calamos Growth and Income Fund Class C - CVTCX

Calamos Growth and Income Fund Class I - CGIIX

Calamos Growth and Income Fund Class R6 - CGIOX

Calamos Growth Fund Class A - CVGRX

Calamos Growth Fund Class C - CVGCX

Calamos Growth Fund Class I - CGRIX

Calamos High Income Opportunities Fund Class A - CHYDX

Calamos High Income Opportunities Fund Class C - CCHYX

Calamos High Income Opportunities Fund Class I - CIHYX

Calamos International Growth Fund Class A - CIGRX

Calamos International Growth Fund Class C - CIGCX

Calamos International Growth Fund Class I - CIGIX

Calamos International Growth Fund Class R6 - CIGOX

Calamos International Small Cap Growth Fund Class A - CAISX

Calamos International Small Cap Growth Fund Class C - CCISX

Calamos International Small Cap Growth Fund Class I - CSGIX

Calamos International Small Cap Growth Fund Class R6 - CISOX

Calamos Market Neutral Income Fund Class A - CVSIX

Calamos Market Neutral Income Fund Class C - CVSCX

Calamos Market Neutral Income Fund Class I - CMNIX

Calamos Market Neutral Income Fund Class R6 - CVSOX

Calamos Phineus Long/Short Fund Class A - CPLSX

Calamos Phineus Long/Short Fund Class C - CPCLX

Calamos Phineus Long/Short Fund Class I - CPLIX

Calamos Select Fund Class A - CVAAX

Calamos Select Fund Class C - CVACX

Calamos Select Fund Class I - CVAIX

Calamos Timpani Small Cap Growth Fund Class A - CTASX

Calamos Timpani Small Cap Growth Fund Class C - CTCSX

Calamos Timpani Small Cap Growth Fund Class I - CTSIX

Calamos Timpani Small Cap Growth Fund Class R6 - CTSOX

Calamos Timpani SMID Growth Fund Class A - CTAGX

Calamos Timpani SMID Growth Fund Class I - CTIGX

Calamos Timpani SMID Growth Fund Class R6 - CTOGX

Calamos Hedged Equity Fund Class A - CAHEX

Calamos Hedged Equity Fund Class C - CCHEX

Calamos Hedged Equity Fund Class I - CIHEX

Calamos Merger Arbitrage Fund Class A - CMRAX

Calamos Merger Arbitrage Fund Class C - CMRCX

Calamos Merger Arbitrage Fund Class I - CMRGX

Calamos Short-Term Bond Fund Class A - CSTBX

Calamos Short-Term Bond Fund Class I - CSTIX

Calamos Total Return Bond Fund Class A - CTRAX

Calamos Total Return Bond Fund Class C - CTRCX

Calamos Total Return Bond Fund Class I - CTRIX

Calamos Convertible Fund

Class A: CCVIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$128	1.14%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the ICE BofA All US Convertibles Index. Markets experienced elevated volatility early in the period driven by policy uncertainties before stabilizing through mid-year. The Federal Reserve initiated its first rate cut of 2025 in the third quarter, supporting a favorable environment for convertibles and their underlying equities. The Fund’s emphasis on convertibles with attractive structural risk-reward characteristics helped it navigate these market dynamics effectively. Global issuance is tracking toward $165 billion (US $92.4 billion), potentially the strongest year since 1998, energizing the market with expanded opportunities. Security selection and an average overweight allocation in information technology and consumer discretionary promoted relative performance. However, security selection within industrials and real estate detracted.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$9,523	$9,999
11/30/15	$9,540	$9,973
12/31/15	$9,433	$9,941
01/31/16	$8,785	$10,078
02/29/16	$8,720	$10,149
03/31/16	$9,117	$10,242
04/30/16	$9,200	$10,282
05/31/16	$9,403	$10,284
06/30/16	$9,318	$10,469
07/31/16	$9,726	$10,535
08/31/16	$9,744	$10,523
09/30/16	$9,874	$10,517
10/31/16	$9,650	$10,436
11/30/16	$9,801	$10,190
12/31/16	$9,848	$10,204
01/31/17	$10,117	$10,224
02/28/17	$10,264	$10,293
03/31/17	$10,377	$10,287
04/30/17	$10,506	$10,367
05/31/17	$10,635	$10,447
06/30/17	$10,727	$10,436
07/31/17	$10,869	$10,481
08/31/17	$10,919	$10,575
09/30/17	$11,031	$10,525
10/31/17	$11,278	$10,531
11/30/17	$11,284	$10,517
12/31/17	$11,259	$10,565
01/31/18	$11,590	$10,444
02/28/18	$11,527	$10,345
03/31/18	$11,559	$10,411
04/30/18	$11,565	$10,334
05/31/18	$11,891	$10,407
06/30/18	$11,962	$10,395
07/31/18	$11,962	$10,397
08/31/18	$12,398	$10,464
09/30/18	$12,316	$10,397
10/31/18	$11,666	$10,314
11/30/18	$11,801	$10,376
12/31/18	$11,316	$10,567
01/31/19	$12,009	$10,679
02/28/19	$12,352	$10,673
03/31/19	$12,292	$10,878
04/30/19	$12,622	$10,880
05/31/19	$12,204	$11,073
06/30/19	$12,701	$11,213
07/31/19	$12,965	$11,237
08/31/19	$12,774	$11,528
09/30/19	$12,672	$11,467
10/31/19	$12,834	$11,502
11/30/19	$13,217	$11,496
12/31/19	$13,486	$11,488
01/31/20	$13,811	$11,709
02/29/20	$13,324	$11,920
03/31/20	$11,831	$11,849
04/30/20	$13,402	$12,060
05/31/20	$14,639	$12,116
06/30/20	$15,412	$12,192
07/31/20	$16,405	$12,375
08/31/20	$17,398	$12,275
09/30/20	$17,035	$12,268
10/31/20	$16,887	$12,213
11/30/20	$18,970	$12,333
12/31/20	$20,019	$12,350
01/31/21	$20,200	$12,261
02/28/21	$21,027	$12,084
03/31/21	$20,311	$11,934
04/30/21	$20,838	$12,028
05/31/21	$20,452	$12,067
06/30/21	$20,838	$12,152
07/31/21	$20,760	$12,288
08/31/21	$21,122	$12,264
09/30/21	$20,862	$12,158
10/31/21	$21,460	$12,155
11/30/21	$20,893	$12,191
12/31/21	$21,064	$12,160
01/31/22	$19,510	$11,898
02/28/22	$19,411	$11,765
03/31/22	$19,537	$11,438
04/30/22	$18,128	$11,004
05/31/22	$17,499	$11,075
06/30/22	$16,329	$10,901
07/31/22	$17,326	$11,168
08/31/22	$17,308	$10,852
09/30/22	$16,165	$10,383
10/31/22	$16,677	$10,249
11/30/22	$17,118	$10,626
12/31/22	$16,591	$10,578
01/31/23	$17,368	$10,903
02/28/23	$17,034	$10,621
03/31/23	$17,113	$10,891
04/30/23	$16,815	$10,957
05/31/23	$16,896	$10,838
06/30/23	$17,772	$10,799
07/31/23	$18,270	$10,791
08/31/23	$17,691	$10,723
09/30/23	$17,283	$10,450
10/31/23	$16,468	$10,285
11/30/23	$17,447	$10,751
12/31/23	$18,349	$11,162
01/31/24	$18,183	$11,132
02/29/24	$18,413	$10,974
03/31/24	$18,811	$11,076
04/30/24	$18,277	$10,796
05/31/24	$18,535	$10,979
06/30/24	$18,955	$11,083
07/31/24	$19,047	$11,342
08/31/24	$19,241	$11,505
09/30/24	$19,680	$11,659
10/31/24	$19,818	$11,370
11/30/24	$21,066	$11,490
12/31/24	$20,130	$11,302
01/31/25	$20,848	$11,362
02/28/25	$20,186	$11,612
03/31/25	$19,398	$11,616
04/30/25	$19,725	$11,662
05/31/25	$20,472	$11,578
06/30/25	$21,659	$11,756
07/31/25	$22,071	$11,725
08/31/25	$22,389	$11,866
09/30/25	$23,612	$11,995
10/31/25	$24,586	$12,070

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	24.06	7.80	9.95
Class A with sales charge	21.29	7.32	9.41
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Convertible Fund

Class A: CCVIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$928,521,306	113	85%	$6,237,406

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in convertible securities of US companies and some foreign firms diversified across market sectors and credit quality. Although the Fund can invest across the convertible universe, it emphasizes convertibles with attractive risk-reward profiles issued by midsize companies with higher-quality balance sheets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.1
Communication Services	9.6
Financials	9.5
Industrials	9.1
Utilities	8.9
Consumer Discretionary	7.8
Health Care	5.7
Materials	3.5
Real Estate	2.2
Consumer Staples	2.0
Other	0.6
Energy	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Boeing Co., 6.000%, 10/15/27	2.8
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.4
Alibaba Group Holding Ltd., 0.500%, 06/01/31	2.2
Strategy, Inc., 0.000%, 03/01/30	2.2
Western Digital Corp., 3.000%, 11/15/28	2.2
MKS, Inc., 1.250%, 06/01/30	2.1
Bloom Energy Corp., 3.000%, 06/01/28	2.1
CyberArk Software Ltd., 0.000%, 06/15/30	2.0
DoorDash, Inc., 0.000%, 05/15/30	1.9
Seagate HDD Cayman, 3.500%, 06/01/28	1.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CVTTSRA-A 25

Calamos Convertible Fund

Class C: CCVCX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$211	1.89%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the ICE BofA All US Convertibles Index. Markets experienced elevated volatility early in the period driven by policy uncertainties before stabilizing through mid-year. The Federal Reserve initiated its first rate cut of 2025 in the third quarter, supporting a favorable environment for convertibles and their underlying equities. The Fund’s emphasis on convertibles with attractive structural risk-reward characteristics helped it navigate these market dynamics effectively. Global issuance is tracking toward $165 billion (US $92.4 billion), potentially the strongest year since 1998, energizing the market with expanded opportunities. Security selection and an average overweight allocation in information technology and consumer discretionary promoted relative performance. However, security selection within industrials and real estate detracted.

GROWTH OF $10,000

	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$10,000	$9,999
11/30/15	$10,012	$9,973
12/31/15	$9,892	$9,941
01/31/16	$9,212	$10,078
02/29/16	$9,137	$10,149
03/31/16	$9,545	$10,242
04/30/16	$9,627	$10,282
05/31/16	$9,835	$10,284
06/30/16	$9,740	$10,469
07/31/16	$10,157	$10,535
08/31/16	$10,169	$10,523
09/30/16	$10,298	$10,517
10/31/16	$10,062	$10,436
11/30/16	$10,215	$10,190
12/31/16	$10,257	$10,204
01/31/17	$10,526	$10,224
02/28/17	$10,674	$10,293
03/31/17	$10,786	$10,287
04/30/17	$10,908	$10,367
05/31/17	$11,043	$10,447
06/30/17	$11,123	$10,436
07/31/17	$11,271	$10,481
08/31/17	$11,310	$10,575
09/30/17	$11,419	$10,525
10/31/17	$11,671	$10,531
11/30/17	$11,671	$10,517
12/31/17	$11,635	$10,565
01/31/18	$11,974	$10,444
02/28/18	$11,894	$10,345
03/31/18	$11,926	$10,411
04/30/18	$11,919	$10,334
05/31/18	$12,246	$10,407
06/30/18	$12,317	$10,395
07/31/18	$12,311	$10,397
08/31/18	$12,751	$10,464
09/30/18	$12,655	$10,397
10/31/18	$11,980	$10,314
11/30/18	$12,113	$10,376
12/31/18	$11,604	$10,567
01/31/19	$12,308	$10,679
02/28/19	$12,656	$10,673
03/31/19	$12,588	$10,878
04/30/19	$12,914	$10,880
05/31/19	$12,482	$11,073
06/30/19	$12,974	$11,213
07/31/19	$13,239	$11,237
08/31/19	$13,042	$11,528
09/30/19	$12,924	$11,467
10/31/19	$13,083	$11,502
11/30/19	$13,462	$11,496
12/31/19	$13,735	$11,488
01/31/20	$14,053	$11,709
02/29/20	$13,545	$11,920
03/31/20	$12,025	$11,849
04/30/20	$13,606	$12,060
05/31/20	$14,860	$12,116
06/30/20	$15,636	$12,192
07/31/20	$16,632	$12,375
08/31/20	$17,627	$12,275
09/30/20	$17,247	$12,268
10/31/20	$17,088	$12,213
11/30/20	$19,186	$12,333
12/31/20	$20,227	$12,350
01/31/21	$20,404	$12,261
02/28/21	$21,227	$12,084
03/31/21	$20,485	$11,934
04/30/21	$21,009	$12,028
05/31/21	$20,606	$12,067
06/30/21	$20,977	$12,152
07/31/21	$20,888	$12,288
08/31/21	$21,235	$12,264
09/30/21	$20,961	$12,158
10/31/21	$21,558	$12,155
11/30/21	$20,969	$12,191
12/31/21	$21,125	$12,160
01/31/22	$19,558	$11,898
02/28/22	$19,447	$11,765
03/31/22	$19,558	$11,438
04/30/22	$18,138	$11,004
05/31/22	$17,501	$11,075
06/30/22	$16,312	$10,901
07/31/22	$17,308	$11,168
08/31/22	$17,280	$10,852
09/30/22	$16,127	$10,383
10/31/22	$16,625	$10,249
11/30/22	$17,050	$10,626
12/31/22	$16,514	$10,578
01/31/23	$17,282	$10,903
02/28/23	$16,930	$10,621
03/31/23	$17,004	$10,891
04/30/23	$16,699	$10,957
05/31/23	$16,773	$10,838
06/30/23	$17,624	$10,799
07/31/23	$18,105	$10,791
08/31/23	$17,522	$10,723
09/30/23	$17,115	$10,450
10/31/23	$16,292	$10,285
11/30/23	$17,254	$10,751
12/31/23	$18,131	$11,162
01/31/24	$17,953	$11,132
02/29/24	$18,168	$10,974
03/31/24	$18,553	$11,076
04/30/24	$18,018	$10,796
05/31/24	$18,253	$10,979
06/30/24	$18,656	$11,083
07/31/24	$18,741	$11,342
08/31/24	$18,919	$11,505
09/30/24	$19,332	$11,659
10/31/24	$19,463	$11,370
11/30/24	$20,673	$11,490
12/31/24	$19,740	$11,302
01/31/25	$20,440	$11,362
02/28/25	$19,769	$11,612
03/31/25	$18,994	$11,616
04/30/25	$19,296	$11,662
05/31/25	$20,014	$11,578
06/30/25	$21,167	$11,756
07/31/25	$21,555	$11,725
08/31/25	$21,848	$11,866
09/30/25	$23,029	$11,995
10/31/25	$23,964	$12,070

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	23.13	7.00	9.13
Class C with sales charge	22.13	7.00	9.13
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Convertible Fund

Class C: CCVCX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$928,521,306	113	85%	$6,237,406

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in convertible securities of US companies and some foreign firms diversified across market sectors and credit quality. Although the Fund can invest across the convertible universe, it emphasizes convertibles with attractive risk-reward profiles issued by midsize companies with higher-quality balance sheets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.1
Communication Services	9.6
Financials	9.5
Industrials	9.1
Utilities	8.9
Consumer Discretionary	7.8
Health Care	5.7
Materials	3.5
Real Estate	2.2
Consumer Staples	2.0
Other	0.6
Energy	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Boeing Co., 6.000%, 10/15/27	2.8
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.4
Alibaba Group Holding Ltd., 0.500%, 06/01/31	2.2
Strategy, Inc., 0.000%, 03/01/30	2.2
Western Digital Corp., 3.000%, 11/15/28	2.2
MKS, Inc., 1.250%, 06/01/30	2.1
Bloom Energy Corp., 3.000%, 06/01/28	2.1
CyberArk Software Ltd., 0.000%, 06/15/30	2.0
DoorDash, Inc., 0.000%, 05/15/30	1.9
Seagate HDD Cayman, 3.500%, 06/01/28	1.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CVTTSRA-C 25

Calamos Convertible Fund

Class I: CICVX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$100	0.89%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the ICE BofA All US Convertibles Index. Markets experienced elevated volatility early in the period driven by policy uncertainties before stabilizing through mid-year. The Federal Reserve initiated its first rate cut of 2025 in the third quarter, supporting a favorable environment for convertibles and their underlying equities. The Fund’s emphasis on convertibles with attractive structural risk-reward characteristics helped it navigate these market dynamics effectively. Global issuance is tracking toward $165 billion (US $92.4 billion), potentially the strongest year since 1998, energizing the market with expanded opportunities. Security selection and an average overweight allocation in information technology and consumer discretionary promoted relative performance. However, security selection within industrials and real estate detracted.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$1,001,996	$997,356
12/31/15	$991,062	$994,134
01/31/16	$924,070	$1,007,812
02/29/16	$917,164	$1,014,963
03/31/16	$959,184	$1,024,272
04/30/16	$968,194	$1,028,206
05/31/16	$989,679	$1,028,470
06/30/16	$980,555	$1,046,949
07/31/16	$1,023,856	$1,053,568
08/31/16	$1,025,951	$1,052,365
09/30/16	$1,039,739	$1,051,746
10/31/16	$1,016,414	$1,043,701
11/30/16	$1,032,671	$1,019,016
12/31/16	$1,038,140	$1,020,451
01/31/17	$1,066,023	$1,022,455
02/28/17	$1,081,753	$1,029,327
03/31/17	$1,094,329	$1,028,785
04/30/17	$1,107,999	$1,036,726
05/31/17	$1,122,389	$1,044,703
06/30/17	$1,131,716	$1,043,655
07/31/17	$1,146,892	$1,048,147
08/31/17	$1,152,674	$1,057,544
09/30/17	$1,164,566	$1,052,510
10/31/17	$1,190,622	$1,053,119
11/30/17	$1,192,070	$1,051,766
12/31/17	$1,189,916	$1,056,594
01/31/18	$1,225,200	$1,044,424
02/28/18	$1,217,693	$1,034,526
03/31/18	$1,222,280	$1,041,161
04/30/18	$1,222,280	$1,033,416
05/31/18	$1,256,965	$1,040,789
06/30/18	$1,265,366	$1,039,509
07/31/18	$1,266,123	$1,039,757
08/31/18	$1,312,315	$1,046,448
09/30/18	$1,303,556	$1,039,710
10/31/18	$1,235,068	$1,031,495
11/30/18	$1,249,527	$1,037,650
12/31/18	$1,198,486	$1,056,713
01/31/19	$1,272,131	$1,067,938
02/28/19	$1,308,954	$1,067,318
03/31/19	$1,302,419	$1,087,811
04/30/19	$1,337,620	$1,088,090
05/31/19	$1,294,499	$1,107,406
06/30/19	$1,346,362	$1,121,310
07/31/19	$1,374,577	$1,123,778
08/31/19	$1,355,179	$1,152,899
09/30/19	$1,344,735	$1,146,760
10/31/19	$1,362,452	$1,150,214
11/30/19	$1,403,201	$1,149,626
12/31/19	$1,432,245	$1,148,825
01/31/20	$1,466,939	$1,170,934
02/29/20	$1,415,342	$1,192,011
03/31/20	$1,257,002	$1,184,994
04/30/20	$1,424,304	$1,206,060
05/31/20	$1,555,819	$1,211,673
06/30/20	$1,638,504	$1,219,309
07/31/20	$1,744,156	$1,237,520
08/31/20	$1,850,703	$1,227,529
09/30/20	$1,812,477	$1,226,858
10/31/20	$1,797,239	$1,221,379
11/30/20	$2,018,644	$1,233,363
12/31/20	$2,130,749	$1,235,062
01/31/21	$2,150,932	$1,226,207
02/28/21	$2,239,353	$1,208,502
03/31/21	$2,163,427	$1,193,410
04/30/21	$2,220,131	$1,202,838
05/31/21	$2,179,765	$1,206,767
06/30/21	$2,220,131	$1,215,246
07/31/21	$2,212,442	$1,228,835
08/31/21	$2,251,847	$1,226,496
09/30/21	$2,224,275	$1,215,875
10/31/21	$2,289,639	$1,215,540
11/30/21	$2,229,081	$1,219,139
12/31/21	$2,247,002	$1,216,020
01/31/22	$2,082,588	$1,189,822
02/28/22	$2,072,521	$1,176,547
03/31/22	$2,085,943	$1,143,858
04/30/22	$1,936,068	$1,100,451
05/31/22	$1,870,079	$1,107,545
06/30/22	$1,744,804	$1,090,171
07/31/22	$1,851,194	$1,116,808
08/31/22	$1,850,075	$1,085,255
09/30/22	$1,727,835	$1,038,363
10/31/22	$1,783,897	$1,024,912
11/30/22	$1,830,989	$1,062,604
12/31/22	$1,774,562	$1,057,813
01/31/23	$1,859,226	$1,090,357
02/28/23	$1,823,103	$1,062,165
03/31/23	$1,832,161	$1,089,143
04/30/23	$1,800,513	$1,095,747
05/31/23	$1,809,556	$1,083,815
06/30/23	$1,903,541	$1,079,947
07/31/23	$1,956,795	$1,079,199
08/31/23	$1,895,609	$1,072,306
09/30/23	$1,852,796	$1,045,054
10/31/23	$1,765,325	$1,028,563
11/30/23	$1,870,972	$1,075,140
12/31/23	$1,968,396	$1,116,297
01/31/24	$1,949,881	$1,113,230
02/29/24	$1,975,340	$1,097,503
03/31/24	$2,018,809	$1,107,638
04/30/24	$1,962,023	$1,079,658
05/31/24	$1,989,837	$1,097,962
06/30/24	$2,034,893	$1,108,361
07/31/24	$2,045,352	$1,134,249
08/31/24	$2,067,433	$1,150,545
09/30/24	$2,113,883	$1,165,952
10/31/24	$2,130,197	$1,137,038
11/30/24	$2,264,209	$1,149,058
12/31/24	$2,164,217	$1,130,253
01/31/25	$2,242,016	$1,136,248
02/28/25	$2,171,290	$1,161,248
03/31/25	$2,087,373	$1,161,687
04/30/25	$2,122,812	$1,166,251
05/31/25	$2,203,141	$1,157,902
06/30/25	$2,331,458	$1,175,705
07/31/25	$2,376,476	$1,172,602
08/31/25	$2,410,831	$1,186,631
09/30/25	$2,543,915	$1,199,575
10/31/25	$2,648,378	$1,207,067

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	24.33	8.06	10.23
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Convertible Fund

Class I: CICVX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$928,521,306	113	85%	$6,237,406

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in convertible securities of US companies and some foreign firms diversified across market sectors and credit quality. Although the Fund can invest across the convertible universe, it emphasizes convertibles with attractive risk-reward profiles issued by midsize companies with higher-quality balance sheets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.1
Communication Services	9.6
Financials	9.5
Industrials	9.1
Utilities	8.9
Consumer Discretionary	7.8
Health Care	5.7
Materials	3.5
Real Estate	2.2
Consumer Staples	2.0
Other	0.6
Energy	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Boeing Co., 6.000%, 10/15/27	2.8
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.4
Alibaba Group Holding Ltd., 0.500%, 06/01/31	2.2
Strategy, Inc., 0.000%, 03/01/30	2.2
Western Digital Corp., 3.000%, 11/15/28	2.2
MKS, Inc., 1.250%, 06/01/30	2.1
Bloom Energy Corp., 3.000%, 06/01/28	2.1
CyberArk Software Ltd., 0.000%, 06/15/30	2.0
DoorDash, Inc., 0.000%, 05/15/30	1.9
Seagate HDD Cayman, 3.500%, 06/01/28	1.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CVTTSRA-I 25

Calamos Evolving World Growth Fund

Class A: CNWGX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$142	1.30%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund trailed the MSCI Emerging Markets Index but participated in most of the benchmark’s gains. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies rapidly compounding intrinsic value supported returns during a year marked by significant rotation and volatility. The Fund’s active risk management proved essential during April 2025’s tariff-driven market disruption, helping to provide resilience while positioning for the subsequent recovery in equities. Strong security selection in consumer staples and industrials—particularly in packaged foods, soft drinks, aerospace & defense, and construction machinery—drove relative performance. Conversely, holdings in financials and consumer discretionary detracted from returns. Geographically, favorable selection and an overweight stance in Korea and Singapore boosted returns, while relative security selection within China and India lagged.

GROWTH OF $10,000

	Class A with sales charge	MSCI Emerging Markets Gross Total Return Index
10/31/15	$9,528	$10,000
11/30/15	$9,473	$9,611
12/31/15	$9,229	$9,402
01/31/16	$8,670	$8,793
02/29/16	$8,481	$8,779
03/31/16	$9,166	$9,943
04/30/16	$9,205	$9,999
05/31/16	$9,158	$9,628
06/30/16	$9,276	$10,023
07/31/16	$9,575	$10,533
08/31/16	$9,638	$10,798
09/30/16	$9,756	$10,940
10/31/16	$9,536	$10,967
11/30/16	$8,906	$10,463
12/31/16	$8,796	$10,493
01/31/17	$9,284	$11,068
02/28/17	$9,441	$11,408
03/31/17	$9,748	$11,698
04/30/17	$10,024	$11,957
05/31/17	$10,221	$12,313
06/30/17	$10,347	$12,445
07/31/17	$11,032	$13,197
08/31/17	$11,378	$13,496
09/30/17	$11,402	$13,446
10/31/17	$11,678	$13,918
11/30/17	$11,756	$13,947
12/31/17	$12,010	$14,455
01/31/18	$12,892	$15,660
02/28/18	$12,381	$14,940
03/31/18	$12,357	$14,666
04/30/18	$11,995	$14,604
05/31/18	$11,640	$14,090
06/30/18	$11,199	$13,514
07/31/18	$11,231	$13,823
08/31/18	$10,900	$13,453
09/30/18	$10,837	$13,386
10/31/18	$9,876	$12,222
11/30/18	$10,160	$12,726
12/31/18	$9,852	$12,397
01/31/19	$10,601	$13,483
02/28/19	$10,703	$13,515
03/31/19	$10,908	$13,631
04/30/19	$11,105	$13,920
05/31/19	$10,538	$12,915
06/30/19	$11,223	$13,731
07/31/19	$11,097	$13,575
08/31/19	$10,813	$12,917
09/30/19	$10,750	$13,168
10/31/19	$11,120	$13,724
11/30/19	$11,183	$13,706
12/31/19	$11,867	$14,738
01/31/20	$11,605	$14,051
02/29/20	$11,352	$13,311
03/31/20	$9,908	$11,264
04/30/20	$11,074	$12,298
05/31/20	$11,701	$12,395
06/30/20	$12,938	$13,313
07/31/20	$14,572	$14,514
08/31/20	$15,294	$14,839
09/30/20	$15,104	$14,604
10/31/20	$15,548	$14,907
11/30/20	$16,769	$16,287
12/31/20	$18,267	$17,492
01/31/21	$19,020	$18,033
02/28/21	$19,141	$18,172
03/31/21	$18,210	$17,902
04/30/21	$18,582	$18,350
05/31/21	$18,825	$18,780
06/30/21	$18,963	$18,818
07/31/21	$17,846	$17,563
08/31/21	$18,558	$18,028
09/30/21	$17,773	$17,318
10/31/21	$18,016	$17,491
11/30/21	$17,028	$16,780
12/31/21	$16,991	$17,103
01/31/22	$16,626	$16,780
02/28/22	$16,098	$16,281
03/31/22	$15,919	$15,919
04/30/22	$14,814	$15,036
05/31/22	$14,602	$15,106
06/30/22	$13,611	$14,114
07/31/22	$13,237	$14,092
08/31/22	$13,205	$14,156
09/30/22	$12,140	$12,503
10/31/22	$11,791	$12,117
11/30/22	$13,221	$13,916
12/31/22	$12,814	$13,728
01/31/23	$14,008	$14,813
02/28/23	$12,953	$13,853
03/31/23	$13,444	$14,279
04/30/23	$12,986	$14,120
05/31/23	$12,568	$13,887
06/30/23	$13,100	$14,427
07/31/23	$13,853	$15,335
08/31/23	$13,264	$14,395
09/30/23	$12,691	$14,024
10/31/23	$12,167	$13,481
11/30/23	$13,223	$14,562
12/31/23	$13,631	$15,137
01/31/24	$13,500	$14,435
02/29/24	$14,263	$15,125
03/31/24	$14,526	$15,506
04/30/24	$14,468	$15,578
05/31/24	$15,232	$15,671
06/30/24	$16,233	$16,299
07/31/24	$15,716	$16,359
08/31/24	$15,527	$16,629
09/30/24	$16,438	$17,746
10/31/24	$16,093	$16,979
11/30/24	$15,781	$16,370
12/31/24	$15,625	$16,355
01/31/25	$15,461	$16,651
02/28/25	$15,420	$16,735
03/31/25	$15,297	$16,847
04/30/25	$15,445	$17,073
05/31/25	$16,134	$17,809
06/30/25	$17,332	$18,902
07/31/25	$17,390	$19,283
08/31/25	$17,833	$19,566
09/30/25	$18,785	$20,971
10/31/25	$19,072	$21,849

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	18.51	4.17	7.19
Class A with sales charge	12.87	3.16	6.67
MSCI Emerging Markets Gross Total Return Index	28.69	7.95	8.13

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Evolving World Growth Fund

Class A: CNWGX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$397,885,417	102	171%	$4,269,508

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in emerging market growth opportunities through common stocks, drawing on our convertible securities experience to manage the risk-reward profile. The Fund invests in emerging markets companies as well as developed-market-domiciled companies with significant emerging markets revenue exposure.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.9
Financials	15.1
Communication Services	14.3
Consumer Discretionary	12.5
Industrials	10.8
Materials	6.3
Consumer Staples	1.3
Energy	1.2
Health Care	1.2
Real Estate	0.8
Other	0.6

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Co. Ltd.	13.9
Goldman Sachs Finance Corp. International Ltd.(Tencent Holdings Ltd.), 0.000%, 03/15/27	4.5
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd., 0.000%, 09/15/32	3.9
SK Hynix, Inc., 1.750%, 04/11/30	3.1
Alibaba Group Holding Ltd.	2.0
Tencent Holdings Ltd.	2.0
Amber Enterprises India Ltd.	1.9
Hanwha Aerospace Co. Ltd.	1.6
Eternal Ltd.	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | EWGTSRA-A 25

Calamos Evolving World Growth Fund

Class C: CNWDX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$223	2.05%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund trailed the MSCI Emerging Markets Index but participated in most of the benchmark’s gains. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies rapidly compounding intrinsic value supported returns during a year marked by significant rotation and volatility. The Fund’s active risk management proved essential during April 2025’s tariff-driven market disruption, helping to provide resilience while positioning for the subsequent recovery in equities. Strong security selection in consumer staples and industrials—particularly in packaged foods, soft drinks, aerospace & defense, and construction machinery—drove relative performance. Conversely, holdings in financials and consumer discretionary detracted from returns. Geographically, favorable selection and an overweight stance in Korea and Singapore boosted returns, while relative security selection within China and India lagged.

GROWTH OF $10,000

	Class C with sales charge	MSCI Emerging Markets Gross Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$9,931	$9,611
12/31/15	$9,673	$9,402
01/31/16	$9,079	$8,793
02/29/16	$8,881	$8,779
03/31/16	$9,587	$9,943
04/30/16	$9,621	$9,999
05/31/16	$9,570	$9,628
06/30/16	$9,682	$10,023
07/31/16	$9,991	$10,533
08/31/16	$10,052	$10,798
09/30/16	$10,172	$10,940
10/31/16	$9,940	$10,967
11/30/16	$9,269	$10,463
12/31/16	$9,148	$10,493
01/31/17	$9,656	$11,068
02/28/17	$9,811	$11,408
03/31/17	$10,129	$11,698
04/30/17	$10,404	$11,957
05/31/17	$10,602	$12,313
06/30/17	$10,723	$12,445
07/31/17	$11,420	$13,197
08/31/17	$11,781	$13,496
09/30/17	$11,790	$13,446
10/31/17	$12,074	$13,918
11/30/17	$12,151	$13,947
12/31/17	$12,401	$14,455
01/31/18	$13,305	$15,660
02/28/18	$12,762	$14,940
03/31/18	$12,737	$14,666
04/30/18	$12,358	$14,604
05/31/18	$11,988	$14,090
06/30/18	$11,523	$13,514
07/31/18	$11,540	$13,823
08/31/18	$11,205	$13,453
09/30/18	$11,136	$13,386
10/31/18	$10,138	$12,222
11/30/18	$10,422	$12,726
12/31/18	$10,095	$12,397
01/31/19	$10,861	$13,483
02/28/19	$10,955	$13,515
03/31/19	$11,162	$13,631
04/30/19	$11,351	$13,920
05/31/19	$10,766	$12,915
06/30/19	$11,463	$13,731
07/31/19	$11,325	$13,575
08/31/19	$11,033	$12,917
09/30/19	$10,955	$13,168
10/31/19	$11,325	$13,724
11/30/19	$11,386	$13,706
12/31/19	$12,074	$14,738
01/31/20	$11,799	$14,051
02/29/20	$11,532	$13,311
03/31/20	$10,060	$11,264
04/30/20	$11,231	$12,298
05/31/20	$11,867	$12,395
06/30/20	$13,115	$13,313
07/31/20	$14,759	$14,514
08/31/20	$15,482	$14,839
09/30/20	$15,275	$14,604
10/31/20	$15,714	$14,907
11/30/20	$16,936	$16,287
12/31/20	$18,440	$17,492
01/31/21	$19,188	$18,033
02/28/21	$19,302	$18,172
03/31/21	$18,352	$17,902
04/30/21	$18,713	$18,350
05/31/21	$18,950	$18,780
06/30/21	$19,073	$18,818
07/31/21	$17,939	$17,563
08/31/21	$18,642	$18,028
09/30/21	$17,842	$17,318
10/31/21	$18,079	$17,491
11/30/21	$17,076	$16,780
12/31/21	$17,024	$17,103
01/31/22	$16,654	$16,780
02/28/22	$16,109	$16,281
03/31/22	$15,924	$15,919
04/30/22	$14,815	$15,036
05/31/22	$14,587	$15,106
06/30/22	$13,592	$14,114
07/31/22	$13,205	$14,092
08/31/22	$13,161	$14,156
09/30/22	$12,097	$12,503
10/31/22	$11,745	$12,117
11/30/22	$13,161	$13,916
12/31/22	$12,748	$13,728
01/31/23	$13,927	$14,813
02/28/23	$12,862	$13,853
03/31/23	$13,346	$14,279
04/30/23	$12,889	$14,120
05/31/23	$12,458	$13,887
06/30/23	$12,977	$14,427
07/31/23	$13,724	$15,335
08/31/23	$13,126	$14,395
09/30/23	$12,554	$14,024
10/31/23	$12,026	$13,481
11/30/23	$13,065	$14,562
12/31/23	$13,461	$15,137
01/31/24	$13,320	$14,435
02/29/24	$14,059	$15,125
03/31/24	$14,314	$15,506
04/30/24	$14,244	$15,578
05/31/24	$14,983	$15,671
06/30/24	$15,968	$16,299
07/31/24	$15,449	$16,359
08/31/24	$15,255	$16,629
09/30/24	$16,135	$17,746
10/31/24	$15,783	$16,979
11/30/24	$15,466	$16,370
12/31/24	$15,308	$16,355
01/31/25	$15,132	$16,651
02/28/25	$15,097	$16,735
03/31/25	$14,956	$16,847
04/30/25	$15,097	$17,073
05/31/25	$15,757	$17,809
06/30/25	$16,918	$18,902
07/31/25	$16,962	$19,283
08/31/25	$17,384	$19,566
09/30/25	$18,299	$20,971
10/31/25	$18,563	$21,849

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	17.61	3.39	6.38
Class C with sales charge	16.61	3.39	6.38
MSCI Emerging Markets Gross Total Return Index	28.69	7.95	8.13

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Evolving World Growth Fund

Class C: CNWDX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$397,885,417	102	171%	$4,269,508

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in emerging market growth opportunities through common stocks, drawing on our convertible securities experience to manage the risk-reward profile. The Fund invests in emerging markets companies as well as developed-market-domiciled companies with significant emerging markets revenue exposure.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.9
Financials	15.1
Communication Services	14.3
Consumer Discretionary	12.5
Industrials	10.8
Materials	6.3
Consumer Staples	1.3
Energy	1.2
Health Care	1.2
Real Estate	0.8
Other	0.6

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Co. Ltd.	13.9
Goldman Sachs Finance Corp. International Ltd.(Tencent Holdings Ltd.), 0.000%, 03/15/27	4.5
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd., 0.000%, 09/15/32	3.9
SK Hynix, Inc., 1.750%, 04/11/30	3.1
Alibaba Group Holding Ltd.	2.0
Tencent Holdings Ltd.	2.0
Amber Enterprises India Ltd.	1.9
Hanwha Aerospace Co. Ltd.	1.6
Eternal Ltd.	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | EWGTSRA-C 25

Calamos Evolving World Growth Fund

Class I: CNWIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$115	1.05%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund trailed the MSCI Emerging Markets Index but participated in most of the benchmark’s gains. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies rapidly compounding intrinsic value supported returns during a year marked by significant rotation and volatility. The Fund’s active risk management proved essential during April 2025’s tariff-driven market disruption, helping to provide resilience while positioning for the subsequent recovery in equities. Strong security selection in consumer staples and industrials—particularly in packaged foods, soft drinks, aerospace & defense, and construction machinery—drove relative performance. Conversely, holdings in financials and consumer discretionary detracted from returns. Geographically, favorable selection and an overweight stance in Korea and Singapore boosted returns, while relative security selection within China and India lagged.

GROWTH OF $1,000,000

	Class I	MSCI Emerging Markets Gross Total Return Index
10/31/15	$1,000,000	$1,000,001
11/30/15	$994,258	$961,059
12/31/15	$969,222	$940,184
01/31/16	$910,756	$879,244
02/29/16	$890,993	$877,897
03/31/16	$962,634	$994,286
04/30/16	$967,575	$999,892
05/31/16	$962,634	$962,790
06/30/16	$974,986	$1,002,213
07/31/16	$1,007,102	$1,053,226
08/31/16	$1,013,689	$1,079,753
09/30/16	$1,026,865	$1,093,956
10/31/16	$1,003,808	$1,096,661
11/30/16	$937,107	$1,046,245
12/31/16	$925,578	$1,049,283
01/31/17	$978,280	$1,106,755
02/28/17	$994,750	$1,140,716
03/31/17	$1,027,688	$1,169,799
04/30/17	$1,055,686	$1,195,655
05/31/17	$1,077,096	$1,231,249
06/30/17	$1,090,272	$1,244,478
07/31/17	$1,162,737	$1,319,662
08/31/17	$1,200,617	$1,349,593
09/30/17	$1,202,264	$1,344,532
10/31/17	$1,231,908	$1,391,751
11/30/17	$1,240,967	$1,394,622
12/31/17	$1,267,789	$1,445,406
01/31/18	$1,361,240	$1,565,985
02/28/18	$1,307,485	$1,493,983
03/31/18	$1,305,004	$1,466,591
04/30/18	$1,266,962	$1,460,377
05/31/18	$1,230,574	$1,408,975
06/30/18	$1,184,262	$1,351,376
07/31/18	$1,186,743	$1,382,253
08/31/18	$1,152,836	$1,345,283
09/30/18	$1,146,220	$1,338,588
10/31/18	$1,044,499	$1,222,130
11/30/18	$1,075,098	$1,272,587
12/31/18	$1,042,845	$1,239,641
01/31/19	$1,122,237	$1,348,275
02/28/19	$1,132,988	$1,351,428
03/31/19	$1,155,317	$1,363,034
04/30/19	$1,175,992	$1,391,986
05/31/19	$1,116,448	$1,291,422
06/30/19	$1,189,224	$1,373,071
07/31/19	$1,175,992	$1,357,417
08/31/19	$1,146,220	$1,291,622
09/30/19	$1,139,604	$1,316,705
10/31/19	$1,179,300	$1,372,366
11/30/19	$1,186,743	$1,370,566
12/31/19	$1,259,311	$1,473,721
01/31/20	$1,231,735	$1,405,083
02/29/20	$1,204,994	$1,331,068
03/31/20	$1,052,072	$1,126,386
04/30/20	$1,175,747	$1,229,753
05/31/20	$1,243,434	$1,239,463
06/30/20	$1,374,629	$1,331,212
07/31/20	$1,548,443	$1,451,361
08/31/20	$1,625,322	$1,483,803
09/30/20	$1,605,266	$1,460,349
10/31/20	$1,652,898	$1,490,664
11/30/20	$1,782,422	$1,628,622
12/31/20	$1,942,423	$1,749,121
01/31/21	$2,022,611	$1,803,201
02/28/21	$2,037,113	$1,817,095
03/31/21	$1,938,158	$1,790,098
04/30/21	$1,977,399	$1,834,909
05/31/21	$2,004,697	$1,877,886
06/30/21	$2,019,199	$1,881,755
07/31/21	$1,901,476	$1,756,217
08/31/21	$1,976,546	$1,802,742
09/30/21	$1,893,799	$1,731,731
10/31/21	$1,920,244	$1,749,070
11/30/21	$1,815,317	$1,677,933
12/31/21	$1,811,297	$1,710,231
01/31/22	$1,773,507	$1,677,984
02/28/22	$1,716,824	$1,628,032
03/31/22	$1,697,929	$1,591,824
04/30/22	$1,581,127	$1,503,520
05/31/22	$1,558,797	$1,510,513
06/30/22	$1,453,160	$1,411,388
07/31/22	$1,412,794	$1,409,101
08/31/22	$1,410,218	$1,415,509
09/30/22	$1,296,851	$1,250,273
10/31/22	$1,259,920	$1,211,618
11/30/22	$1,412,794	$1,391,510
12/31/22	$1,370,045	$1,372,704
01/31/23	$1,497,511	$1,481,224
02/28/23	$1,384,786	$1,385,291
03/31/23	$1,437,680	$1,427,844
04/30/23	$1,389,122	$1,411,932
05/31/23	$1,344,899	$1,388,627
06/30/23	$1,401,261	$1,442,666
07/31/23	$1,482,770	$1,533,457
08/31/23	$1,420,338	$1,439,439
09/30/23	$1,358,773	$1,402,377
10/31/23	$1,303,277	$1,348,040
11/30/23	$1,416,869	$1,456,153
12/31/23	$1,460,336	$1,513,614
01/31/24	$1,447,258	$1,443,469
02/29/24	$1,528,339	$1,512,393
03/31/24	$1,557,110	$1,550,521
04/30/24	$1,551,879	$1,557,789
05/31/24	$1,633,832	$1,567,046
06/30/24	$1,741,941	$1,629,849
07/31/24	$1,687,015	$1,635,839
08/31/24	$1,666,962	$1,662,795
09/30/24	$1,764,609	$1,774,530
10/31/24	$1,727,991	$1,697,811
11/30/24	$1,694,861	$1,636,968
12/31/24	$1,679,168	$1,635,466
01/31/25	$1,660,859	$1,665,025
02/28/25	$1,657,372	$1,673,399
03/31/25	$1,644,294	$1,684,627
04/30/25	$1,660,859	$1,707,274
05/31/25	$1,734,966	$1,780,795
06/30/25	$1,864,870	$1,890,112
07/31/25	$1,870,973	$1,928,211
08/31/25	$1,918,925	$1,956,492
09/30/25	$2,021,802	$2,097,018
10/31/25	$2,053,188	$2,184,851

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	18.82	4.43	7.46
MSCI Emerging Markets Gross Total Return Index	28.69	7.95	8.13

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Evolving World Growth Fund

Class I: CNWIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$397,885,417	102	171%	$4,269,508

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in emerging market growth opportunities through common stocks, drawing on our convertible securities experience to manage the risk-reward profile. The Fund invests in emerging markets companies as well as developed-market-domiciled companies with significant emerging markets revenue exposure.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.9
Financials	15.1
Communication Services	14.3
Consumer Discretionary	12.5
Industrials	10.8
Materials	6.3
Consumer Staples	1.3
Energy	1.2
Health Care	1.2
Real Estate	0.8
Other	0.6

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Co. Ltd.	13.9
Goldman Sachs Finance Corp. International Ltd.(Tencent Holdings Ltd.), 0.000%, 03/15/27	4.5
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd., 0.000%, 09/15/32	3.9
SK Hynix, Inc., 1.750%, 04/11/30	3.1
Alibaba Group Holding Ltd.	2.0
Tencent Holdings Ltd.	2.0
Amber Enterprises India Ltd.	1.9
Hanwha Aerospace Co. Ltd.	1.6
Eternal Ltd.	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | EWGTSRA-I 25

Calamos Global Convertible Fund

Class A: CAGCX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$147	1.33%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025, the Fund trailed the FTSE Global Convertible Index but captured most of the benchmark's strong gains during a year of extraordinary volatility. Dramatic market swings—from April's tariff-driven turmoil to subsequent rallies as trade tensions eased and the Federal Reserve cut rates—tested positioning. The Fund's emphasis on total-return convertibles managed downside risk during April's sell-off while positioning for upside as equity leadership broadened beyond mega-caps. An underweight to convertibles with high equity sensitivity (those with a delta exceeding 80%) held back performance as these securities returned over 70%. The Fund benefited from favorable selection in financials, consumer discretionary, and Japan, while an underweight in industrials and lagging selection in Europe, Emerging Asia, and the United States detracted. Global convertible issuance is tracking toward $165 billion, the strongest year since 1998.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$9,521	$9,999
11/30/15	$9,454	$9,973
12/31/15	$9,380	$9,941
01/31/16	$8,898	$10,078
02/29/16	$8,850	$10,149
03/31/16	$9,302	$10,242
04/30/16	$9,389	$10,282
05/31/16	$9,466	$10,284
06/30/16	$9,351	$10,469
07/31/16	$9,700	$10,535
08/31/16	$9,758	$10,523
09/30/16	$9,846	$10,517
10/31/16	$9,641	$10,436
11/30/16	$9,651	$10,190
12/31/16	$9,715	$10,204
01/31/17	$9,932	$10,224
02/28/17	$10,000	$10,293
03/31/17	$10,120	$10,287
04/30/17	$10,336	$10,367
05/31/17	$10,571	$10,447
06/30/17	$10,590	$10,436
07/31/17	$10,757	$10,481
08/31/17	$10,796	$10,575
09/30/17	$10,927	$10,525
10/31/17	$11,074	$10,531
11/30/17	$11,133	$10,517
12/31/17	$11,086	$10,565
01/31/18	$11,421	$10,444
02/28/18	$11,310	$10,345
03/31/18	$11,280	$10,411
04/30/18	$11,311	$10,334
05/31/18	$11,392	$10,407
06/30/18	$11,367	$10,395
07/31/18	$11,367	$10,397
08/31/18	$11,551	$10,464
09/30/18	$11,494	$10,397
10/31/18	$11,064	$10,314
11/30/18	$11,105	$10,376
12/31/18	$10,755	$10,567
01/31/19	$11,270	$10,679
02/28/19	$11,517	$10,673
03/31/19	$11,450	$10,878
04/30/19	$11,707	$10,880
05/31/19	$11,353	$11,073
06/30/19	$11,728	$11,213
07/31/19	$11,836	$11,237
08/31/19	$11,804	$11,528
09/30/19	$11,745	$11,467
10/31/19	$11,939	$11,502
11/30/19	$12,111	$11,496
12/31/19	$12,357	$11,488
01/31/20	$12,652	$11,709
02/29/20	$12,455	$11,920
03/31/20	$11,371	$11,849
04/30/20	$12,411	$12,060
05/31/20	$13,014	$12,116
06/30/20	$13,588	$12,192
07/31/20	$14,192	$12,375
08/31/20	$14,993	$12,275
09/30/20	$14,751	$12,268
10/31/20	$14,795	$12,213
11/30/20	$16,211	$12,333
12/31/20	$17,069	$12,350
01/31/21	$17,152	$12,261
02/28/21	$17,768	$12,084
03/31/21	$17,147	$11,934
04/30/21	$17,443	$12,028
05/31/21	$17,254	$12,067
06/30/21	$17,574	$12,152
07/31/21	$17,420	$12,288
08/31/21	$17,692	$12,264
09/30/21	$17,313	$12,158
10/31/21	$17,586	$12,155
11/30/21	$17,076	$12,191
12/31/21	$16,991	$12,160
01/31/22	$16,027	$11,898
02/28/22	$15,768	$11,765
03/31/22	$15,687	$11,438
04/30/22	$14,614	$11,004
05/31/22	$14,111	$11,075
06/30/22	$13,188	$10,901
07/31/22	$13,690	$11,168
08/31/22	$13,609	$10,852
09/30/22	$12,835	$10,383
10/31/22	$13,011	$10,249
11/30/22	$13,419	$10,626
12/31/22	$13,215	$10,578
01/31/23	$14,044	$10,903
02/28/23	$13,731	$10,621
03/31/23	$13,881	$10,891
04/30/23	$13,772	$10,957
05/31/23	$13,799	$10,838
06/30/23	$14,390	$10,799
07/31/23	$14,811	$10,791
08/31/23	$14,458	$10,723
09/30/23	$14,205	$10,450
10/31/23	$13,633	$10,285
11/30/23	$14,342	$10,751
12/31/23	$14,955	$11,162
01/31/24	$14,914	$11,132
02/29/24	$15,241	$10,974
03/31/24	$15,622	$11,076
04/30/24	$15,159	$10,796
05/31/24	$15,404	$10,979
06/30/24	$15,486	$11,083
07/31/24	$15,813	$11,342
08/31/24	$15,976	$11,505
09/30/24	$16,521	$11,659
10/31/24	$16,344	$11,370
11/30/24	$16,916	$11,490
12/31/24	$16,562	$11,302
01/31/25	$17,066	$11,362
02/28/25	$17,011	$11,612
03/31/25	$16,848	$11,616
04/30/25	$16,984	$11,662
05/31/25	$17,474	$11,578
06/30/25	$18,046	$11,756
07/31/25	$18,250	$11,725
08/31/25	$18,795	$11,866
09/30/25	$19,641	$11,995
10/31/25	$19,804	$12,070

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	21.17	6.01	7.60
Class A with sales charge	18.41	5.52	7.07
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Global Convertible Fund

Class A: CAGCX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$159,071,871	106	52%	$1,188,784

WHAT DID THE FUND INVEST IN?

The Fund invests in global convertible securities, striving to balance risk-reward while providing growth and income. The active strategy provides broadly diversified exposure to the global convertible bond universe by blending global investment themes and fundamental research.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.3
Consumer Discretionary	16.2
Communication Services	13.8
Industrials	9.0
Utilities	5.7
Financials	5.0
Health Care	4.9
Materials	4.7
Consumer Staples	3.7
Energy	3.4
Real Estate	0.8
Other	0.7

TOP 10 HOLDINGS

% OF NET ASSETS

Alibaba Group Holding Ltd., 0.500%, 06/01/31	3.8
JD.com, Inc., 0.250%, 06/01/29	3.5
Boeing Co., 6.000%, 10/15/27	3.1
Strategy, Inc., 0.000%, 12/01/29	2.5
Lumentum Holdings, Inc., 1.500%, 12/15/29	2.2
Duke Energy Corp., 4.125%, 04/15/26	2.0
Trip.com Group Ltd., 0.750%, 06/15/29	1.9
DoorDash, Inc., 0.000%, 05/15/30	1.9
Sanrio Co. Ltd., 0.000%, 12/14/28	1.8
SK Hynix, Inc., 1.750%, 04/11/30	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GCVTSRA-A 25

Calamos Global Convertible Fund

Class C: CCGCX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$229	2.08%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025, the Fund trailed the FTSE Global Convertible Index but captured most of the benchmark's strong gains during a year of extraordinary volatility. Dramatic market swings—from April's tariff-driven turmoil to subsequent rallies as trade tensions eased and the Federal Reserve cut rates—tested positioning. The Fund's emphasis on total-return convertibles managed downside risk during April's sell-off while positioning for upside as equity leadership broadened beyond mega-caps. An underweight to convertibles with high equity sensitivity (those with a delta exceeding 80%) held back performance as these securities returned over 70%. The Fund benefited from favorable selection in financials, consumer discretionary, and Japan, while an underweight in industrials and lagging selection in Europe, Emerging Asia, and the United States detracted. Global convertible issuance is tracking toward $165 billion, the strongest year since 1998.

GROWTH OF $10,000

	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$10,000	$9,999
11/30/15	$9,919	$9,973
12/31/15	$9,832	$9,941
01/31/16	$9,325	$10,078
02/29/16	$9,264	$10,149
03/31/16	$9,732	$10,242
04/30/16	$9,813	$10,282
05/31/16	$9,894	$10,284
06/30/16	$9,776	$10,469
07/31/16	$10,131	$10,535
08/31/16	$10,172	$10,523
09/30/16	$10,264	$10,517
10/31/16	$10,050	$10,436
11/30/16	$10,050	$10,190
12/31/16	$10,108	$10,204
01/31/17	$10,333	$10,224
02/28/17	$10,395	$10,293
03/31/17	$10,508	$10,287
04/30/17	$10,723	$10,367
05/31/17	$10,969	$10,447
06/30/17	$10,978	$10,436
07/31/17	$11,143	$10,481
08/31/17	$11,174	$10,575
09/30/17	$11,307	$10,525
10/31/17	$11,451	$10,531
11/30/17	$11,503	$10,517
12/31/17	$11,452	$10,565
01/31/18	$11,791	$10,444
02/28/18	$11,664	$10,345
03/31/18	$11,625	$10,411
04/30/18	$11,657	$10,334
05/31/18	$11,731	$10,407
06/30/18	$11,700	$10,395
07/31/18	$11,689	$10,397
08/31/18	$11,869	$10,464
09/30/18	$11,799	$10,397
10/31/18	$11,363	$10,314
11/30/18	$11,395	$10,376
12/31/18	$11,021	$10,567
01/31/19	$11,554	$10,679
02/28/19	$11,787	$10,673
03/31/19	$11,720	$10,878
04/30/19	$11,976	$10,880
05/31/19	$11,598	$11,073
06/30/19	$11,976	$11,213
07/31/19	$12,076	$11,237
08/31/19	$12,043	$11,528
09/30/19	$11,971	$11,467
10/31/19	$12,160	$11,502
11/30/19	$12,327	$11,496
12/31/19	$12,569	$11,488
01/31/20	$12,862	$11,709
02/29/20	$12,659	$11,920
03/31/20	$11,552	$11,849
04/30/20	$12,591	$12,060
05/31/20	$13,201	$12,116
06/30/20	$13,770	$12,192
07/31/20	$14,380	$12,375
08/31/20	$15,182	$12,275
09/30/20	$14,922	$12,268
10/31/20	$14,968	$12,213
11/30/20	$16,380	$12,333
12/31/20	$17,239	$12,350
01/31/21	$17,312	$12,261
02/28/21	$17,922	$12,084
03/31/21	$17,288	$11,934
04/30/21	$17,581	$12,028
05/31/21	$17,373	$12,067
06/30/21	$17,690	$12,152
07/31/21	$17,520	$12,288
08/31/21	$17,776	$12,264
09/30/21	$17,385	$12,158
10/31/21	$17,654	$12,155
11/30/21	$17,129	$12,191
12/31/21	$17,034	$12,160
01/31/22	$16,051	$11,898
02/28/22	$15,798	$11,765
03/31/22	$15,700	$11,438
04/30/22	$14,618	$11,004
05/31/22	$14,113	$11,075
06/30/22	$13,172	$10,901
07/31/22	$13,663	$11,168
08/31/22	$13,565	$10,852
09/30/22	$12,793	$10,383
10/31/22	$12,961	$10,249
11/30/22	$13,354	$10,626
12/31/22	$13,144	$10,578
01/31/23	$13,958	$10,903
02/28/23	$13,649	$10,621
03/31/23	$13,790	$10,891
04/30/23	$13,677	$10,957
05/31/23	$13,677	$10,838
06/30/23	$14,267	$10,799
07/31/23	$14,674	$10,791
08/31/23	$14,309	$10,723
09/30/23	$14,043	$10,450
10/31/23	$13,481	$10,285
11/30/23	$14,183	$10,751
12/31/23	$14,759	$11,162
01/31/24	$14,717	$11,132
02/29/24	$15,040	$10,974
03/31/24	$15,391	$11,076
04/30/24	$14,927	$10,796
05/31/24	$15,166	$10,979
06/30/24	$15,236	$11,083
07/31/24	$15,545	$11,342
08/31/24	$15,700	$11,505
09/30/24	$16,219	$11,659
10/31/24	$16,037	$11,370
11/30/24	$16,598	$11,490
12/31/24	$16,219	$11,302
01/31/25	$16,725	$11,362
02/28/25	$16,654	$11,612
03/31/25	$16,472	$11,616
04/30/25	$16,612	$11,662
05/31/25	$17,076	$11,578
06/30/25	$17,609	$11,756
07/31/25	$17,806	$11,725
08/31/25	$18,340	$11,866
09/30/25	$19,140	$11,995
10/31/25	$19,294	$12,070

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	20.32	5.21	6.79
Class C with sales charge	19.32	5.21	6.79
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Global Convertible Fund

Class C: CCGCX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$159,071,871	106	52%	$1,188,784

WHAT DID THE FUND INVEST IN?

The Fund invests in global convertible securities, striving to balance risk-reward while providing growth and income. The active strategy provides broadly diversified exposure to the global convertible bond universe by blending global investment themes and fundamental research.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.3
Consumer Discretionary	16.2
Communication Services	13.8
Industrials	9.0
Utilities	5.7
Financials	5.0
Health Care	4.9
Materials	4.7
Consumer Staples	3.7
Energy	3.4
Real Estate	0.8
Other	0.7

TOP 10 HOLDINGS

% OF NET ASSETS

Alibaba Group Holding Ltd., 0.500%, 06/01/31	3.8
JD.com, Inc., 0.250%, 06/01/29	3.5
Boeing Co., 6.000%, 10/15/27	3.1
Strategy, Inc., 0.000%, 12/01/29	2.5
Lumentum Holdings, Inc., 1.500%, 12/15/29	2.2
Duke Energy Corp., 4.125%, 04/15/26	2.0
Trip.com Group Ltd., 0.750%, 06/15/29	1.9
DoorDash, Inc., 0.000%, 05/15/30	1.9
Sanrio Co. Ltd., 0.000%, 12/14/28	1.8
SK Hynix, Inc., 1.750%, 04/11/30	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GCVTSRA-C 25

Calamos Global Convertible Fund

Class I: CXGCX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$120	1.08%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025, the Fund trailed the FTSE Global Convertible Index but captured most of the benchmark's strong gains during a year of extraordinary volatility. Dramatic market swings—from April's tariff-driven turmoil to subsequent rallies as trade tensions eased and the Federal Reserve cut rates—tested positioning. The Fund's emphasis on total-return convertibles managed downside risk during April's sell-off while positioning for upside as equity leadership broadened beyond mega-caps. An underweight to convertibles with high equity sensitivity (those with a delta exceeding 80%) held back performance as these securities returned over 70%. The Fund benefited from favorable selection in financials, consumer discretionary, and Japan, while an underweight in industrials and lagging selection in Europe, Emerging Asia, and the United States detracted. Global convertible issuance is tracking toward $165 billion, the strongest year since 1998.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$992,965	$997,356
12/31/15	$985,660	$994,134
01/31/16	$935,166	$1,007,812
02/29/16	$930,116	$1,014,963
03/31/16	$977,005	$1,024,272
04/30/16	$987,151	$1,028,206
05/31/16	$995,267	$1,028,470
06/30/16	$983,812	$1,046,949
07/31/16	$1,020,438	$1,053,568
08/31/16	$1,026,543	$1,052,365
09/30/16	$1,036,449	$1,051,746
10/31/16	$1,015,966	$1,043,701
11/30/16	$1,015,966	$1,019,016
12/31/16	$1,022,327	$1,020,451
01/31/17	$1,046,079	$1,022,455
02/28/17	$1,054,340	$1,029,327
03/31/17	$1,066,428	$1,028,785
04/30/17	$1,089,162	$1,036,726
05/31/17	$1,113,963	$1,044,703
06/30/17	$1,116,414	$1,043,655
07/31/17	$1,135,090	$1,048,147
08/31/17	$1,138,203	$1,057,544
09/30/17	$1,152,547	$1,052,510
10/31/17	$1,168,136	$1,053,119
11/30/17	$1,175,411	$1,051,766
12/31/17	$1,170,041	$1,056,594
01/31/18	$1,205,464	$1,044,424
02/28/18	$1,194,730	$1,034,526
03/31/18	$1,191,228	$1,041,161
04/30/18	$1,195,532	$1,033,416
05/31/18	$1,204,141	$1,040,789
06/30/18	$1,201,117	$1,039,509
07/31/18	$1,201,117	$1,039,757
08/31/18	$1,221,603	$1,046,448
09/30/18	$1,215,350	$1,039,710
10/31/18	$1,170,978	$1,031,495
11/30/18	$1,175,307	$1,037,650
12/31/18	$1,138,113	$1,056,713
01/31/19	$1,193,713	$1,067,938
02/28/19	$1,219,812	$1,067,318
03/31/19	$1,212,241	$1,087,811
04/30/19	$1,240,644	$1,088,090
05/31/19	$1,203,152	$1,107,406
06/30/19	$1,242,599	$1,121,310
07/31/19	$1,253,978	$1,123,778
08/31/19	$1,251,703	$1,152,899
09/30/19	$1,245,119	$1,146,760
10/31/19	$1,265,681	$1,150,214
11/30/19	$1,283,958	$1,149,626
12/31/19	$1,310,884	$1,148,825
01/31/20	$1,342,261	$1,170,934
02/29/20	$1,322,505	$1,192,011
03/31/20	$1,207,136	$1,184,994
04/30/20	$1,317,616	$1,206,060
05/31/20	$1,382,741	$1,211,673
06/30/20	$1,443,298	$1,219,309
07/31/20	$1,508,584	$1,237,520
08/31/20	$1,593,690	$1,227,529
09/30/20	$1,568,212	$1,226,858
10/31/20	$1,574,042	$1,221,379
11/30/20	$1,724,450	$1,233,363
12/31/20	$1,816,192	$1,235,062
01/31/21	$1,825,003	$1,226,207
02/28/21	$1,890,451	$1,208,502
03/31/21	$1,825,514	$1,193,410
04/30/21	$1,857,010	$1,202,838
05/31/21	$1,838,113	$1,206,767
06/30/21	$1,872,128	$1,215,246
07/31/21	$1,855,750	$1,228,835
08/31/21	$1,884,727	$1,226,496
09/30/21	$1,844,237	$1,215,875
10/31/21	$1,874,491	$1,215,540
11/30/21	$1,820,286	$1,219,139
12/31/21	$1,812,069	$1,216,020
01/31/22	$1,709,226	$1,189,822
02/28/22	$1,683,153	$1,176,547
03/31/22	$1,674,462	$1,143,858
04/30/22	$1,560,031	$1,100,451
05/31/22	$1,507,885	$1,107,545
06/30/22	$1,407,939	$1,090,171
07/31/22	$1,461,533	$1,116,808
08/31/22	$1,452,842	$1,085,255
09/30/22	$1,370,278	$1,038,363
10/31/22	$1,390,557	$1,024,912
11/30/22	$1,434,012	$1,062,604
12/31/22	$1,412,284	$1,057,813
01/31/23	$1,500,642	$1,090,357
02/28/23	$1,468,776	$1,062,165
03/31/23	$1,484,709	$1,089,143
04/30/23	$1,474,570	$1,095,747
05/31/23	$1,476,018	$1,083,815
06/30/23	$1,539,943	$1,079,947
07/31/23	$1,586,388	$1,079,199
08/31/23	$1,548,652	$1,072,306
09/30/23	$1,521,236	$1,045,054
10/31/23	$1,460,153	$1,028,563
11/30/23	$1,537,233	$1,075,140
12/31/23	$1,602,678	$1,116,297
01/31/24	$1,598,315	$1,113,230
02/29/24	$1,634,674	$1,097,503
03/31/24	$1,673,941	$1,107,638
04/30/24	$1,624,493	$1,079,658
05/31/24	$1,653,580	$1,097,962
06/30/24	$1,662,306	$1,108,361
07/31/24	$1,697,210	$1,134,249
08/31/24	$1,714,662	$1,150,545
09/30/24	$1,774,290	$1,165,952
10/31/24	$1,755,384	$1,137,038
11/30/24	$1,817,920	$1,149,058
12/31/24	$1,778,653	$1,130,253
01/31/25	$1,833,918	$1,136,248
02/28/25	$1,829,555	$1,161,248
03/31/25	$1,810,648	$1,161,687
04/30/25	$1,826,646	$1,166,251
05/31/25	$1,880,457	$1,157,902
06/30/25	$1,940,834	$1,175,705
07/31/25	$1,962,657	$1,172,602
08/31/25	$2,023,763	$1,186,631
09/30/25	$2,113,933	$1,199,575
10/31/25	$2,132,873	$1,207,067

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	21.50	6.26	7.87
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Global Convertible Fund

Class I: CXGCX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$159,071,871	106	52%	$1,188,784

WHAT DID THE FUND INVEST IN?

The Fund invests in global convertible securities, striving to balance risk-reward while providing growth and income. The active strategy provides broadly diversified exposure to the global convertible bond universe by blending global investment themes and fundamental research.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.3
Consumer Discretionary	16.2
Communication Services	13.8
Industrials	9.0
Utilities	5.7
Financials	5.0
Health Care	4.9
Materials	4.7
Consumer Staples	3.7
Energy	3.4
Real Estate	0.8
Other	0.7

TOP 10 HOLDINGS

% OF NET ASSETS

Alibaba Group Holding Ltd., 0.500%, 06/01/31	3.8
JD.com, Inc., 0.250%, 06/01/29	3.5
Boeing Co., 6.000%, 10/15/27	3.1
Strategy, Inc., 0.000%, 12/01/29	2.5
Lumentum Holdings, Inc., 1.500%, 12/15/29	2.2
Duke Energy Corp., 4.125%, 04/15/26	2.0
Trip.com Group Ltd., 0.750%, 06/15/29	1.9
DoorDash, Inc., 0.000%, 05/15/30	1.9
Sanrio Co. Ltd., 0.000%, 12/14/28	1.8
SK Hynix, Inc., 1.750%, 04/11/30	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GCVTSRA-I 25

Calamos Global Equity Fund

Class A: CAGEX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$158	1.40%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the MSCI World Index as markets rewarded companies demonstrating resilience amid shifting policy dynamics and evolving international opportunities. The Fund’s ability to draw from a diverse geographic and market-cap universe enabled it to capitalize on both established growth leaders and emerging regional opportunities catalyzed by fiscal stimulus and monetary easing. The Fund navigated April’s tariff-driven volatility through disciplined portfolio management and benefited from exposure to secular themes, including artificial intelligence, defense modernization, and evolving supply chains. Selection in information technology and industrials, particularly application software, IT consulting services, and aerospace & defense, bolstered relative performance. Geographically, strong selection in the United States and Europe drove outperformance, while positions in Canada and Emerging Asia detracted from results.

GROWTH OF $10,000

	Class A with sales charge	MSCI ACWI Gross Total Return Index
10/31/15	$9,523	$10,000
11/30/15	$9,560	$9,922
12/31/15	$9,347	$9,747
01/31/16	$8,684	$9,161
02/29/16	$8,345	$9,103
03/31/16	$8,956	$9,784
04/30/16	$8,897	$9,934
05/31/16	$9,126	$9,955
06/30/16	$8,941	$9,900
07/31/16	$9,494	$10,330
08/31/16	$9,450	$10,370
09/30/16	$9,685	$10,438
10/31/16	$9,383	$10,263
11/30/16	$9,221	$10,346
12/31/16	$9,251	$10,574
01/31/17	$9,621	$10,865
02/28/17	$9,860	$11,175
03/31/17	$10,068	$11,319
04/30/17	$10,354	$11,501
05/31/17	$10,631	$11,765
06/30/17	$10,724	$11,823
07/31/17	$11,186	$12,158
08/31/17	$11,394	$12,210
09/30/17	$11,633	$12,451
10/31/17	$12,050	$12,712
11/30/17	$12,250	$12,964
12/31/17	$12,435	$13,178
01/31/18	$13,305	$13,924
02/28/18	$12,773	$13,344
03/31/18	$12,570	$13,067
04/30/18	$12,460	$13,199
05/31/18	$12,680	$13,227
06/30/18	$12,418	$13,160
07/31/18	$12,578	$13,561
08/31/18	$12,950	$13,674
09/30/18	$12,882	$13,739
10/31/18	$11,497	$12,713
11/30/18	$11,438	$12,905
12/31/18	$10,511	$12,001
01/31/19	$11,524	$12,952
02/28/19	$11,807	$13,304
03/31/19	$12,156	$13,480
04/30/19	$12,668	$13,942
05/31/19	$12,003	$13,127
06/30/19	$12,744	$13,993
07/31/19	$12,766	$14,038
08/31/19	$12,591	$13,712
09/30/19	$12,384	$14,007
10/31/19	$12,678	$14,394
11/30/19	$13,201	$14,751
12/31/19	$13,568	$15,277
01/31/20	$13,580	$15,112
02/29/20	$12,887	$13,897
03/31/20	$11,220	$12,029
04/30/20	$12,734	$13,324
05/31/20	$13,932	$13,912
06/30/20	$14,753	$14,362
07/31/20	$15,974	$15,127
08/31/20	$17,042	$16,059
09/30/20	$16,725	$15,547
10/31/20	$16,490	$15,173
11/30/20	$18,427	$17,049
12/31/20	$19,531	$17,847
01/31/21	$19,632	$17,770
02/28/21	$20,510	$18,187
03/31/21	$20,271	$18,682
04/30/21	$21,200	$19,507
05/31/21	$21,375	$19,821
06/30/21	$21,639	$20,089
07/31/21	$21,789	$20,233
08/31/21	$22,717	$20,746
09/30/21	$21,777	$19,898
10/31/21	$23,069	$20,918
11/30/21	$22,454	$20,421
12/31/21	$22,744	$21,244
01/31/22	$20,647	$20,205
02/28/22	$20,023	$19,689
03/31/22	$20,335	$20,127
04/30/22	$18,223	$18,524
05/31/22	$18,195	$18,558
06/30/22	$16,608	$17,002
07/31/22	$17,756	$18,195
08/31/22	$16,863	$17,532
09/30/22	$15,333	$15,861
10/31/22	$16,296	$16,822
11/30/22	$17,444	$18,135
12/31/22	$16,453	$17,429
01/31/23	$17,696	$18,682
02/28/23	$17,104	$18,153
03/31/23	$17,829	$18,726
04/30/23	$18,096	$19,004
05/31/23	$18,214	$18,814
06/30/23	$19,176	$19,914
07/31/23	$19,708	$20,649
08/31/23	$19,398	$20,081
09/30/23	$18,288	$19,257
10/31/23	$17,874	$18,683
11/30/23	$19,708	$20,416
12/31/23	$20,448	$21,404
01/31/24	$21,380	$21,534
02/29/24	$23,230	$22,466
03/31/24	$24,340	$23,171
04/30/24	$23,615	$22,429
05/31/24	$25,375	$23,354
06/30/24	$26,322	$23,882
07/31/24	$25,745	$24,274
08/31/24	$26,456	$24,899
09/30/24	$26,589	$25,486
10/31/24	$26,012	$24,923
11/30/24	$27,506	$25,863
12/31/24	$26,616	$25,259
01/31/25	$26,939	$26,113
02/28/25	$26,536	$25,963
03/31/25	$24,858	$24,951
04/30/25	$25,761	$25,195
05/31/25	$27,875	$26,660
06/30/25	$29,552	$27,868
07/31/25	$30,181	$28,254
08/31/25	$30,278	$28,964
09/30/25	$31,924	$30,024
10/31/25	$32,569	$30,701

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	25.21	14.58	13.08
Class A with sales charge	19.24	13.47	12.53
MSCI ACWI Gross Total Return Index	23.19	15.14	11.87

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Global Equity Fund

Class A: CAGEX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$166,289,640	81	114%	$1,420,405

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including attractive earnings growth and cash flow generation, strong balance sheets, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Industrials	13.6
Communication Services	12.7
Financials	11.7
Consumer Discretionary	8.4
Health Care	6.1
Materials	5.0
Consumer Staples	3.8
Energy	3.1
Utilities	0.9
Other	0.4

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.8
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4
Alphabet, Inc. - Class A	3.2
Palantir Technologies, Inc. - Class A	2.9
Amazon.com, Inc.	2.5
Broadcom, Inc.	2.4
Rolls-Royce Holdings PLC	2.3
Microsoft Corp.	2.1
Samsung Electronics Co. Ltd.	2.0
Celsius Holdings, Inc.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRA-A 25

Calamos Global Equity Fund

Class C: CCGEX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$241	2.15%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the MSCI World Index as markets rewarded companies demonstrating resilience amid shifting policy dynamics and evolving international opportunities. The Fund’s ability to draw from a diverse geographic and market-cap universe enabled it to capitalize on both established growth leaders and emerging regional opportunities catalyzed by fiscal stimulus and monetary easing. The Fund navigated April’s tariff-driven volatility through disciplined portfolio management and benefited from exposure to secular themes, including artificial intelligence, defense modernization, and evolving supply chains. Selection in information technology and industrials, particularly application software, IT consulting services, and aerospace & defense, bolstered relative performance. Geographically, strong selection in the United States and Europe drove outperformance, while positions in Canada and Emerging Asia detracted from results.

GROWTH OF $10,000

	Class C with sales charge	MSCI ACWI Gross Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$10,032	$9,922
12/31/15	$9,802	$9,747
01/31/16	$9,101	$9,161
02/29/16	$8,739	$9,103
03/31/16	$9,373	$9,784
04/30/16	$9,307	$9,934
05/31/16	$9,538	$9,955
06/30/16	$9,340	$9,900
07/31/16	$9,909	$10,330
08/31/16	$9,860	$10,370
09/30/16	$10,099	$10,438
10/31/16	$9,777	$10,263
11/30/16	$9,604	$10,346
12/31/16	$9,629	$10,574
01/31/17	$10,010	$10,865
02/28/17	$10,244	$11,175
03/31/17	$10,460	$11,319
04/30/17	$10,755	$11,501
05/31/17	$11,032	$11,765
06/30/17	$11,119	$11,823
07/31/17	$11,595	$12,158
08/31/17	$11,803	$12,210
09/30/17	$12,036	$12,451
10/31/17	$12,469	$12,712
11/30/17	$12,669	$12,964
12/31/17	$12,840	$13,178
01/31/18	$13,740	$13,924
02/28/18	$13,185	$13,344
03/31/18	$12,955	$13,067
04/30/18	$12,850	$13,199
05/31/18	$13,060	$13,227
06/30/18	$12,783	$13,160
07/31/18	$12,946	$13,561
08/31/18	$13,309	$13,674
09/30/18	$13,233	$13,739
10/31/18	$11,807	$12,713
11/30/18	$11,740	$12,905
12/31/18	$10,775	$12,001
01/31/19	$11,819	$12,952
02/28/19	$12,086	$13,304
03/31/19	$12,442	$13,480
04/30/19	$12,964	$13,942
05/31/19	$12,264	$13,127
06/30/19	$13,027	$13,993
07/31/19	$13,027	$14,038
08/31/19	$12,849	$13,712
09/30/19	$12,633	$14,007
10/31/19	$12,913	$14,394
11/30/19	$13,447	$14,751
12/31/19	$13,811	$15,277
01/31/20	$13,811	$15,112
02/29/20	$13,104	$13,897
03/31/20	$11,398	$12,029
04/30/20	$12,938	$13,324
05/31/20	$14,130	$13,912
06/30/20	$14,962	$14,362
07/31/20	$16,196	$15,127
08/31/20	$17,250	$16,059
09/30/20	$16,931	$15,547
10/31/20	$16,682	$15,173
11/30/20	$18,623	$17,049
12/31/20	$19,733	$17,847
01/31/21	$19,823	$17,770
02/28/21	$20,708	$18,187
03/31/21	$20,423	$18,682
04/30/21	$21,353	$19,507
05/31/21	$21,517	$19,821
06/30/21	$21,772	$20,089
07/31/21	$21,907	$20,233
08/31/21	$22,837	$20,746
09/30/21	$21,877	$19,898
10/31/21	$23,167	$20,918
11/30/21	$22,522	$20,421
12/31/21	$22,809	$21,244
01/31/22	$20,672	$20,205
02/28/22	$20,047	$19,689
03/31/22	$20,360	$20,127
04/30/22	$18,223	$18,524
05/31/22	$18,188	$18,558
06/30/22	$16,590	$17,002
07/31/22	$17,719	$18,195
08/31/22	$16,816	$17,532
09/30/22	$15,287	$15,861
10/31/22	$16,225	$16,822
11/30/22	$17,372	$18,135
12/31/22	$16,365	$17,429
01/31/23	$17,593	$18,682
02/28/23	$17,006	$18,153
03/31/23	$17,703	$18,726
04/30/23	$17,959	$19,004
05/31/23	$18,069	$18,814
06/30/23	$19,004	$19,914
07/31/23	$19,517	$20,649
08/31/23	$19,205	$20,081
09/30/23	$18,088	$19,257
10/31/23	$17,684	$18,683
11/30/23	$19,480	$20,416
12/31/23	$20,177	$21,404
01/31/24	$21,093	$21,534
02/29/24	$22,907	$22,466
03/31/24	$23,988	$23,171
04/30/24	$23,255	$22,429
05/31/24	$24,978	$23,354
06/30/24	$25,894	$23,882
07/31/24	$25,308	$24,274
08/31/24	$26,004	$24,899
09/30/24	$26,114	$25,486
10/31/24	$25,528	$24,923
11/30/24	$26,976	$25,863
12/31/24	$26,094	$25,259
01/31/25	$26,381	$26,113
02/28/25	$25,971	$25,963
03/31/25	$24,314	$24,951
04/30/25	$25,194	$25,195
05/31/25	$27,240	$26,660
06/30/25	$28,857	$27,868
07/31/25	$29,451	$28,254
08/31/25	$29,532	$28,964
09/30/25	$31,108	$30,024
10/31/25	$31,722	$30,701

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	24.27	13.72	12.24
Class C with sales charge	23.27	13.72	12.24
MSCI ACWI Gross Total Return Index	23.19	15.14	11.87

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Global Equity Fund

Class C: CCGEX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$166,289,640	81	114%	$1,420,405

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including attractive earnings growth and cash flow generation, strong balance sheets, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Industrials	13.6
Communication Services	12.7
Financials	11.7
Consumer Discretionary	8.4
Health Care	6.1
Materials	5.0
Consumer Staples	3.8
Energy	3.1
Utilities	0.9
Other	0.4

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.8
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4
Alphabet, Inc. - Class A	3.2
Palantir Technologies, Inc. - Class A	2.9
Amazon.com, Inc.	2.5
Broadcom, Inc.	2.4
Rolls-Royce Holdings PLC	2.3
Microsoft Corp.	2.1
Samsung Electronics Co. Ltd.	2.0
Celsius Holdings, Inc.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRA-C 25

Calamos Global Equity Fund

Class I: CIGEX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$130	1.15%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the MSCI World Index as markets rewarded companies demonstrating resilience amid shifting policy dynamics and evolving international opportunities. The Fund’s ability to draw from a diverse geographic and market-cap universe enabled it to capitalize on both established growth leaders and emerging regional opportunities catalyzed by fiscal stimulus and monetary easing. The Fund navigated April’s tariff-driven volatility through disciplined portfolio management and benefited from exposure to secular themes, including artificial intelligence, defense modernization, and evolving supply chains. Selection in information technology and industrials, particularly application software, IT consulting services, and aerospace & defense, bolstered relative performance. Geographically, strong selection in the United States and Europe drove outperformance, while positions in Canada and Emerging Asia detracted from results.

GROWTH OF $1,000,000

	Class I	MSCI ACWI Gross Total Return Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$1,003,737	$992,187
12/31/15	$981,686	$974,711
01/31/16	$912,328	$916,153
02/29/16	$876,505	$910,370
03/31/16	$941,291	$978,463
04/30/16	$935,193	$993,481
05/31/16	$959,583	$995,576
06/30/16	$939,766	$990,066
07/31/16	$998,454	$1,033,037
08/31/16	$994,643	$1,037,008
09/30/16	$1,019,033	$1,043,825
10/31/16	$987,021	$1,026,350
11/30/16	$971,016	$1,034,654
12/31/16	$974,112	$1,057,420
01/31/17	$1,013,172	$1,086,551
02/28/17	$1,038,680	$1,117,519
03/31/17	$1,061,000	$1,131,942
04/30/17	$1,091,292	$1,150,103
05/31/17	$1,120,786	$1,176,517
06/30/17	$1,130,352	$1,182,351
07/31/17	$1,179,775	$1,215,828
08/31/17	$1,202,095	$1,221,080
09/30/17	$1,226,807	$1,245,127
10/31/17	$1,271,447	$1,271,269
11/30/17	$1,292,970	$1,296,454
12/31/17	$1,312,673	$1,317,798
01/31/18	$1,404,316	$1,392,423
02/28/18	$1,348,457	$1,334,472
03/31/18	$1,327,510	$1,306,712
04/30/18	$1,317,037	$1,319,932
05/31/18	$1,340,602	$1,322,713
06/30/18	$1,311,800	$1,316,078
07/31/18	$1,330,129	$1,356,190
08/31/18	$1,369,404	$1,367,457
09/30/18	$1,362,422	$1,373,964
10/31/18	$1,215,793	$1,271,308
11/30/18	$1,210,557	$1,290,504
12/31/18	$1,112,308	$1,200,124
01/31/19	$1,219,626	$1,295,264
02/28/19	$1,249,810	$1,330,488
03/31/19	$1,286,700	$1,348,054
04/30/19	$1,341,477	$1,394,285
05/31/19	$1,271,050	$1,312,740
06/30/19	$1,350,421	$1,399,304
07/31/19	$1,352,656	$1,403,896
08/31/19	$1,334,770	$1,371,221
09/30/19	$1,312,412	$1,400,714
10/31/19	$1,343,713	$1,439,404
11/30/19	$1,399,608	$1,475,158
12/31/19	$1,439,449	$1,527,727
01/31/20	$1,440,650	$1,511,235
02/29/20	$1,367,356	$1,389,758
03/31/20	$1,191,931	$1,202,970
04/30/20	$1,351,736	$1,332,454
05/31/20	$1,479,100	$1,391,207
06/30/20	$1,566,812	$1,436,261
07/31/20	$1,696,579	$1,512,800
08/31/20	$1,810,726	$1,605,961
09/30/20	$1,778,284	$1,554,775
10/31/20	$1,753,052	$1,517,366
11/30/20	$1,958,515	$1,704,956
12/31/20	$2,076,311	$1,784,741
01/31/21	$2,087,839	$1,777,058
02/28/21	$2,182,624	$1,818,749
03/31/21	$2,157,006	$1,868,291
04/30/21	$2,255,634	$1,950,755
05/31/21	$2,274,848	$1,982,162
06/30/21	$2,303,027	$2,008,926
07/31/21	$2,320,959	$2,023,362
08/31/21	$2,419,587	$2,074,625
09/30/21	$2,320,959	$1,989,820
10/31/21	$2,459,295	$2,091,893
11/30/21	$2,392,689	$2,042,157
12/31/21	$2,424,863	$2,124,491
01/31/22	$2,200,366	$2,020,555
02/28/22	$2,135,607	$1,968,981
03/31/22	$2,170,145	$2,012,780
04/30/22	$1,944,208	$1,852,433
05/31/22	$1,941,330	$1,855,912
06/30/22	$1,772,956	$1,700,234
07/31/22	$1,895,279	$1,819,564
08/31/22	$1,800,299	$1,753,282
09/30/22	$1,637,682	$1,586,182
10/31/22	$1,741,296	$1,682,306
11/30/22	$1,863,619	$1,813,562
12/31/22	$1,758,808	$1,742,921
01/31/23	$1,892,484	$1,868,291
02/28/23	$1,829,401	$1,815,398
03/31/23	$1,907,503	$1,872,625
04/30/23	$1,936,041	$1,900,436
05/31/23	$1,948,056	$1,881,434
06/30/23	$2,051,692	$1,991,502
07/31/23	$2,108,767	$2,065,001
08/31/23	$2,077,226	$2,008,124
09/30/23	$1,958,570	$1,925,790
10/31/23	$1,915,013	$1,868,317
11/30/23	$2,111,771	$2,041,652
12/31/23	$2,190,444	$2,140,440
01/31/24	$2,291,171	$2,153,440
02/29/24	$2,489,619	$2,246,653
03/31/24	$2,609,891	$2,317,203
04/30/24	$2,531,714	$2,242,928
05/31/24	$2,721,142	$2,335,442
06/30/24	$2,823,372	$2,388,296
07/31/24	$2,761,733	$2,427,478
08/31/24	$2,839,910	$2,489,956
09/30/24	$2,853,440	$2,548,734
10/31/24	$2,791,801	$2,492,375
11/30/24	$2,952,664	$2,586,402
12/31/24	$2,859,399	$2,526,033
01/31/25	$2,893,654	$2,611,394
02/28/25	$2,851,244	$2,596,389
03/31/25	$2,671,818	$2,495,221
04/30/25	$2,769,686	$2,519,617
05/31/25	$2,998,047	$2,666,085
06/30/25	$3,179,104	$2,786,941
07/31/25	$3,247,612	$2,825,449
08/31/25	$3,257,399	$2,896,491
09/30/25	$3,435,194	$3,002,523
10/31/25	$3,506,965	$3,070,253

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	25.62	14.88	13.37
MSCI ACWI Gross Total Return Index	23.19	15.14	11.87

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Global Equity Fund

Class I: CIGEX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$166,289,640	81	114%	$1,420,405

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including attractive earnings growth and cash flow generation, strong balance sheets, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Industrials	13.6
Communication Services	12.7
Financials	11.7
Consumer Discretionary	8.4
Health Care	6.1
Materials	5.0
Consumer Staples	3.8
Energy	3.1
Utilities	0.9
Other	0.4

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.8
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4
Alphabet, Inc. - Class A	3.2
Palantir Technologies, Inc. - Class A	2.9
Amazon.com, Inc.	2.5
Broadcom, Inc.	2.4
Rolls-Royce Holdings PLC	2.3
Microsoft Corp.	2.1
Samsung Electronics Co. Ltd.	2.0
Celsius Holdings, Inc.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRA-I 25

Calamos Global Equity Fund

Class R6: CGEOX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$124	1.10%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the MSCI World Index as markets rewarded companies demonstrating resilience amid shifting policy dynamics and evolving international opportunities. The Fund’s ability to draw from a diverse geographic and market-cap universe enabled it to capitalize on both established growth leaders and emerging regional opportunities catalyzed by fiscal stimulus and monetary easing. The Fund navigated April’s tariff-driven volatility through disciplined portfolio management and benefited from exposure to secular themes, including artificial intelligence, defense modernization, and evolving supply chains. Selection in information technology and industrials, particularly application software, IT consulting services, and aerospace & defense, bolstered relative performance. Geographically, strong selection in the United States and Europe drove outperformance, while positions in Canada and Emerging Asia detracted from results.

GROWTH OF $10,000

	Class R6	MSCI ACWI Gross Total Return Index
06/23/20	$10,000	$10,000
06/30/20	$9,886	$9,848
07/31/20	$10,705	$10,372
08/31/20	$11,425	$11,011
09/30/20	$11,221	$10,660
10/31/20	$11,061	$10,404
11/30/20	$12,365	$11,690
12/31/20	$13,109	$12,237
01/31/21	$13,174	$12,184
02/28/21	$13,772	$12,470
03/31/21	$13,610	$12,810
04/30/21	$14,241	$13,375
05/31/21	$14,362	$13,590
06/30/21	$14,540	$13,774
07/31/21	$14,645	$13,873
08/31/21	$15,275	$14,224
09/30/21	$14,653	$13,643
10/31/21	$15,526	$14,343
11/30/21	$15,114	$14,002
12/31/21	$15,318	$14,566
01/31/22	$13,901	$13,854
02/28/22	$13,492	$13,500
03/31/22	$13,701	$13,800
04/30/22	$12,285	$12,701
05/31/22	$12,267	$12,725
06/30/22	$11,204	$11,657
07/31/22	$11,967	$12,476
08/31/22	$11,368	$12,021
09/30/22	$10,342	$10,875
10/31/22	$10,996	$11,534
11/30/22	$11,776	$12,434
12/31/22	$11,104	$11,950
01/31/23	$11,948	$12,810
02/28/23	$11,549	$12,447
03/31/23	$12,052	$12,839
04/30/23	$12,232	$13,030
05/31/23	$12,308	$12,900
06/30/23	$12,962	$13,654
07/31/23	$13,323	$14,158
08/31/23	$13,124	$13,768
09/30/23	$12,374	$13,204
10/31/23	$12,099	$12,810
11/30/23	$13,342	$13,998
12/31/23	$13,844	$14,676
01/31/24	$14,470	$14,765
02/29/24	$15,733	$15,404
03/31/24	$16,493	$15,888
04/30/24	$16,008	$15,378
05/31/24	$17,205	$16,013
06/30/24	$17,841	$16,375
07/31/24	$17,461	$16,644
08/31/24	$17,955	$17,072
09/30/24	$18,040	$17,475
10/31/24	$17,651	$17,089
11/30/24	$18,667	$17,733
12/31/24	$18,078	$17,319
01/31/25	$18,294	$17,905
02/28/25	$18,027	$17,802
03/31/25	$16,893	$17,108
04/30/25	$17,512	$17,275
05/31/25	$18,954	$18,280
06/30/25	$20,097	$19,108
07/31/25	$20,540	$19,372
08/31/25	$20,602	$19,859
09/30/25	$21,725	$20,586
10/31/25	$22,178	$21,051

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 6/23/20
Class R6	25.65	14.93	16.03
MSCI ACWI Gross Total Return Index	23.19	15.14	14.91

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Global Equity Fund

Class R6: CGEOX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$166,289,640	81	114%	$1,420,405

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including attractive earnings growth and cash flow generation, strong balance sheets, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Industrials	13.6
Communication Services	12.7
Financials	11.7
Consumer Discretionary	8.4
Health Care	6.1
Materials	5.0
Consumer Staples	3.8
Energy	3.1
Utilities	0.9
Other	0.4

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.8
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4
Alphabet, Inc. - Class A	3.2
Palantir Technologies, Inc. - Class A	2.9
Amazon.com, Inc.	2.5
Broadcom, Inc.	2.4
Rolls-Royce Holdings PLC	2.3
Microsoft Corp.	2.1
Samsung Electronics Co. Ltd.	2.0
Celsius Holdings, Inc.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRA-R6 25

Calamos Global Opportunities Fund

Class A: CVLOX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$134	1.22%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong gains and captured most of the MSCI ACWI Index’s return. The period was marked by elevated policy uncertainty and tariff concerns, including April’s significant volatility, but also experienced a powerful recovery as many economies pursued fiscal stimulus and pro-growth initiatives. By investing in growth opportunities across the capital structure, the Fund sought to capture asymmetric risk-reward in global markets. The Fund benefited as companies aligning with our key secular themes—including AI infrastructure and evolving supply chains—performed well. An average underweight stance and leading security selection in health care contributed to relative returns. An average overweight in consumer discretionary detracted, as positions in hotels, resorts & cruise lines lagged. Geographically, positioning in the United States and Australia contributed significantly, while relative selection in Europe and Canada curbed returns.

GROWTH OF $10,000

	Class A with sales charge	MSCI ACWI Gross Total Return Index
10/31/15	$9,525	$10,000
11/30/15	$9,503	$9,922
12/31/15	$9,357	$9,747
01/31/16	$8,854	$9,161
02/29/16	$8,686	$9,103
03/31/16	$9,167	$9,784
04/30/16	$9,223	$9,934
05/31/16	$9,312	$9,955
06/30/16	$9,257	$9,900
07/31/16	$9,592	$10,330
08/31/16	$9,558	$10,370
09/30/16	$9,670	$10,438
10/31/16	$9,469	$10,263
11/30/16	$9,335	$10,346
12/31/16	$9,420	$10,574
01/31/17	$9,634	$10,865
02/28/17	$9,792	$11,175
03/31/17	$9,904	$11,319
04/30/17	$10,129	$11,501
05/31/17	$10,264	$11,765
06/30/17	$10,328	$11,823
07/31/17	$10,621	$12,158
08/31/17	$10,666	$12,210
09/30/17	$10,790	$12,451
10/31/17	$11,094	$12,712
11/30/17	$11,252	$12,964
12/31/17	$11,309	$13,178
01/31/18	$11,978	$13,924
02/28/18	$11,560	$13,344
03/31/18	$11,380	$13,067
04/30/18	$11,356	$13,199
05/31/18	$11,452	$13,227
06/30/18	$11,335	$13,160
07/31/18	$11,443	$13,561
08/31/18	$11,622	$13,674
09/30/18	$11,562	$13,739
10/31/18	$10,772	$12,713
11/30/18	$10,843	$12,905
12/31/18	$10,200	$12,001
01/31/19	$10,860	$12,952
02/28/19	$11,048	$13,304
03/31/19	$11,174	$13,480
04/30/19	$11,551	$13,942
05/31/19	$11,093	$13,127
06/30/19	$11,584	$13,993
07/31/19	$11,597	$14,038
08/31/19	$11,449	$13,712
09/30/19	$11,328	$14,007
10/31/19	$11,490	$14,394
11/30/19	$11,800	$14,751
12/31/19	$12,065	$15,277
01/31/20	$12,052	$15,112
02/29/20	$11,397	$13,897
03/31/20	$10,047	$12,029
04/30/20	$11,193	$13,324
05/31/20	$11,874	$13,912
06/30/20	$12,509	$14,362
07/31/20	$13,300	$15,127
08/31/20	$14,296	$16,059
09/30/20	$14,011	$15,547
10/31/20	$13,683	$15,173
11/30/20	$15,144	$17,049
12/31/20	$15,897	$17,847
01/31/21	$16,027	$17,770
02/28/21	$16,621	$18,187
03/31/21	$16,489	$18,682
04/30/21	$17,142	$19,507
05/31/21	$17,243	$19,821
06/30/21	$17,260	$20,089
07/31/21	$17,434	$20,233
08/31/21	$18,028	$20,746
09/30/21	$17,348	$19,898
10/31/21	$18,450	$20,918
11/30/21	$18,088	$20,421
12/31/21	$18,406	$21,244
01/31/22	$17,210	$20,205
02/28/22	$16,826	$19,689
03/31/22	$17,010	$20,127
04/30/22	$15,538	$18,524
05/31/22	$15,492	$18,558
06/30/22	$14,280	$17,002
07/31/22	$15,108	$18,195
08/31/22	$14,449	$17,532
09/30/22	$13,360	$15,861
10/31/22	$14,035	$16,822
11/30/22	$14,940	$18,135
12/31/22	$14,326	$17,429
01/31/23	$15,170	$18,682
02/28/23	$14,694	$18,153
03/31/23	$15,200	$18,726
04/30/23	$15,246	$19,004
05/31/23	$15,139	$18,814
06/30/23	$15,737	$19,914
07/31/23	$16,045	$20,649
08/31/23	$15,799	$20,081
09/30/23	$15,055	$19,257
10/31/23	$14,732	$18,683
11/30/23	$15,794	$20,416
12/31/23	$16,315	$21,404
01/31/24	$16,840	$21,534
02/29/24	$17,936	$22,466
03/31/24	$18,637	$23,171
04/30/24	$18,189	$22,429
05/31/24	$19,162	$23,354
06/30/24	$19,796	$23,882
07/31/24	$19,611	$24,274
08/31/24	$20,167	$24,899
09/30/24	$20,323	$25,486
10/31/24	$20,091	$24,923
11/30/24	$20,772	$25,863
12/31/24	$20,192	$25,259
01/31/25	$20,675	$26,113
02/28/25	$20,342	$25,963
03/31/25	$19,362	$24,951
04/30/25	$19,896	$25,195
05/31/25	$21,080	$26,660
06/30/25	$22,206	$27,868
07/31/25	$22,457	$28,254
08/31/25	$22,557	$28,964
09/30/25	$23,600	$30,024
10/31/25	$24,050	$30,701

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	19.71	11.94	9.70
Class A with sales charge	14.00	10.86	9.17
MSCI ACWI Gross Total Return Index	23.19	15.14	11.87

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Global Opportunities Fund

Class A: CVLOX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$325,929,398	99	123%	$2,871,008

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in global opportunities. The Fund primarily invests in global common stocks and convertible securities to actively manage the risk-reward profile. The Fund seeks long-term capital appreciation by investing in companies that demonstrate compelling growth and quality characteristics, including attractive earnings growth, cash flow generation, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.5
Communication Services	15.5
Financials	13.1
Industrials	12.0
Utilities	6.3
Consumer Discretionary	5.5
Materials	5.3
Consumer Staples	4.7
Health Care	2.8
Energy	2.6
Other	1.3

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.9
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3
Alphabet, Inc. - Class A	2.9
AeroVironment, Inc., 0.000%, 07/15/30	2.3
Mirion Technologies, Inc., 0.250%, 06/01/30	2.3
Microsoft Corp.	2.2
Boeing Co., 6.000%, 10/15/27	2.1
Iberdrola Finanzas SA, 1.500%, 03/27/30	2.0
Amazon.com, Inc.	2.0
Alibaba Group Holding Ltd., 0.000%, 09/15/32	1.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GLOTSRA-A 25

Calamos Global Opportunities Fund

Class C: CVLCX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$216	1.97%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong gains and captured most of the MSCI ACWI Index’s return. The period was marked by elevated policy uncertainty and tariff concerns, including April’s significant volatility, but also experienced a powerful recovery as many economies pursued fiscal stimulus and pro-growth initiatives. By investing in growth opportunities across the capital structure, the Fund sought to capture asymmetric risk-reward in global markets. The Fund benefited as companies aligning with our key secular themes—including AI infrastructure and evolving supply chains—performed well. An average underweight stance and leading security selection in health care contributed to relative returns. An average overweight in consumer discretionary detracted, as positions in hotels, resorts & cruise lines lagged. Geographically, positioning in the United States and Australia contributed significantly, while relative selection in Europe and Canada curbed returns.

GROWTH OF $10,000

	Class C with sales charge	MSCI ACWI Gross Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$9,975	$9,922
12/31/15	$9,819	$9,747
01/31/16	$9,278	$9,161
02/29/16	$9,097	$9,103
03/31/16	$9,600	$9,784
04/30/16	$9,652	$9,934
05/31/16	$9,729	$9,955
06/30/16	$9,677	$9,900
07/31/16	$10,025	$10,330
08/31/16	$9,974	$10,370
09/30/16	$10,077	$10,438
10/31/16	$9,858	$10,263
11/30/16	$9,729	$10,346
12/31/16	$9,814	$10,574
01/31/17	$10,021	$10,865
02/28/17	$10,177	$11,175
03/31/17	$10,294	$11,319
04/30/17	$10,515	$11,501
05/31/17	$10,657	$11,765
06/30/17	$10,709	$11,823
07/31/17	$11,008	$12,158
08/31/17	$11,047	$12,210
09/30/17	$11,164	$12,451
10/31/17	$11,475	$12,712
11/30/17	$11,631	$12,964
12/31/17	$11,684	$13,178
01/31/18	$12,363	$13,924
02/28/18	$11,920	$13,344
03/31/18	$11,740	$13,067
04/30/18	$11,698	$13,199
05/31/18	$11,795	$13,227
06/30/18	$11,670	$13,160
07/31/18	$11,767	$13,561
08/31/18	$11,948	$13,674
09/30/18	$11,878	$13,739
10/31/18	$11,061	$12,713
11/30/18	$11,130	$12,905
12/31/18	$10,468	$12,001
01/31/19	$11,128	$12,952
02/28/19	$11,316	$13,304
03/31/19	$11,442	$13,480
04/30/19	$11,819	$13,942
05/31/19	$11,332	$13,127
06/30/19	$11,835	$13,993
07/31/19	$11,835	$14,038
08/31/19	$11,678	$13,712
09/30/19	$11,552	$14,007
10/31/19	$11,709	$14,394
11/30/19	$12,024	$14,751
12/31/19	$12,285	$15,277
01/31/20	$12,253	$15,112
02/29/20	$11,602	$13,897
03/31/20	$10,203	$12,029
04/30/20	$11,363	$13,324
05/31/20	$12,062	$13,912
06/30/20	$12,682	$14,362
07/31/20	$13,493	$15,127
08/31/20	$14,478	$16,059
09/30/20	$14,176	$15,547
10/31/20	$13,842	$15,173
11/30/20	$15,320	$17,049
12/31/20	$16,058	$17,847
01/31/21	$16,193	$17,770
02/28/21	$16,787	$18,187
03/31/21	$16,634	$18,682
04/30/21	$17,279	$19,507
05/31/21	$17,363	$19,821
06/30/21	$17,380	$20,089
07/31/21	$17,533	$20,233
08/31/21	$18,126	$20,746
09/30/21	$17,431	$19,898
10/31/21	$18,516	$20,918
11/30/21	$18,143	$20,421
12/31/21	$18,446	$21,244
01/31/22	$17,252	$20,205
02/28/22	$16,853	$19,689
03/31/22	$17,016	$20,127
04/30/22	$15,550	$18,524
05/31/22	$15,496	$18,558
06/30/22	$14,265	$17,002
07/31/22	$15,079	$18,195
08/31/22	$14,428	$17,532
09/30/22	$13,323	$15,861
10/31/22	$13,993	$16,822
11/30/22	$14,880	$18,135
12/31/22	$14,265	$17,429
01/31/23	$15,079	$18,682
02/28/23	$14,609	$18,153
03/31/23	$15,115	$18,726
04/30/23	$15,134	$19,004
05/31/23	$15,025	$18,814
06/30/23	$15,615	$19,914
07/31/23	$15,905	$20,649
08/31/23	$15,652	$20,081
09/30/23	$14,910	$19,257
10/31/23	$14,584	$18,683
11/30/23	$15,617	$20,416
12/31/23	$16,114	$21,404
01/31/24	$16,622	$21,534
02/29/24	$17,692	$22,466
03/31/24	$18,382	$23,171
04/30/24	$17,928	$22,429
05/31/24	$18,872	$23,354
06/30/24	$19,489	$23,882
07/31/24	$19,289	$24,274
08/31/24	$19,833	$24,899
09/30/24	$19,961	$25,486
10/31/24	$19,725	$24,923
11/30/24	$20,396	$25,863
12/31/24	$19,811	$25,259
01/31/25	$20,248	$26,113
02/28/25	$19,930	$25,963
03/31/25	$18,959	$24,951
04/30/25	$19,474	$25,195
05/31/25	$20,605	$26,660
06/30/25	$21,695	$27,868
07/31/25	$21,913	$28,254
08/31/25	$22,013	$28,964
09/30/25	$23,024	$30,024
10/31/25	$23,440	$30,701

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	18.84	11.11	8.89
Class C with sales charge	17.84	11.11	8.89
MSCI ACWI Gross Total Return Index	23.19	15.14	11.87

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Global Opportunities Fund

Class C: CVLCX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$325,929,398	99	123%	$2,871,008

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in global opportunities. The Fund primarily invests in global common stocks and convertible securities to actively manage the risk-reward profile. The Fund seeks long-term capital appreciation by investing in companies that demonstrate compelling growth and quality characteristics, including attractive earnings growth, cash flow generation, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.5
Communication Services	15.5
Financials	13.1
Industrials	12.0
Utilities	6.3
Consumer Discretionary	5.5
Materials	5.3
Consumer Staples	4.7
Health Care	2.8
Energy	2.6
Other	1.3

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.9
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3
Alphabet, Inc. - Class A	2.9
AeroVironment, Inc., 0.000%, 07/15/30	2.3
Mirion Technologies, Inc., 0.250%, 06/01/30	2.3
Microsoft Corp.	2.2
Boeing Co., 6.000%, 10/15/27	2.1
Iberdrola Finanzas SA, 1.500%, 03/27/30	2.0
Amazon.com, Inc.	2.0
Alibaba Group Holding Ltd., 0.000%, 09/15/32	1.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GLOTSRA-C 25

Calamos Global Opportunities Fund

Class I: CGCIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$107	0.97%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong gains and captured most of the MSCI ACWI Index’s return. The period was marked by elevated policy uncertainty and tariff concerns, including April’s significant volatility, but also experienced a powerful recovery as many economies pursued fiscal stimulus and pro-growth initiatives. By investing in growth opportunities across the capital structure, the Fund sought to capture asymmetric risk-reward in global markets. The Fund benefited as companies aligning with our key secular themes—including AI infrastructure and evolving supply chains—performed well. An average underweight stance and leading security selection in health care contributed to relative returns. An average overweight in consumer discretionary detracted, as positions in hotels, resorts & cruise lines lagged. Geographically, positioning in the United States and Australia contributed significantly, while relative selection in Europe and Canada curbed returns.

GROWTH OF $1,000,000

	Class I	MSCI ACWI Gross Total Return Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$998,869	$992,187
12/31/15	$983,890	$974,711
01/31/16	$931,202	$916,153
02/29/16	$912,876	$910,370
03/31/16	$964,418	$978,463
04/30/16	$970,145	$993,481
05/31/16	$979,308	$995,576
06/30/16	$974,727	$990,066
07/31/16	$1,010,234	$1,033,037
08/31/16	$1,005,652	$1,037,008
09/30/16	$1,017,106	$1,043,825
10/31/16	$996,489	$1,026,350
11/30/16	$983,890	$1,034,654
12/31/16	$992,443	$1,057,420
01/31/17	$1,015,577	$1,086,551
02/28/17	$1,031,771	$1,117,519
03/31/17	$1,044,494	$1,131,942
04/30/17	$1,068,785	$1,150,103
05/31/17	$1,082,665	$1,176,517
06/30/17	$1,088,700	$1,182,351
07/31/17	$1,121,129	$1,215,828
08/31/17	$1,125,762	$1,221,080
09/30/17	$1,138,502	$1,245,127
10/31/17	$1,170,932	$1,271,269
11/30/17	$1,188,305	$1,296,454
12/31/17	$1,194,269	$1,317,798
01/31/18	$1,265,386	$1,392,423
02/28/18	$1,221,244	$1,334,472
03/31/18	$1,203,509	$1,306,712
04/30/18	$1,199,825	$1,319,932
05/31/18	$1,210,877	$1,322,713
06/30/18	$1,198,367	$1,316,078
07/31/18	$1,210,671	$1,356,190
08/31/18	$1,230,356	$1,367,457
09/30/18	$1,222,496	$1,373,964
10/31/18	$1,139,928	$1,271,308
11/30/18	$1,148,555	$1,290,504
12/31/18	$1,080,879	$1,200,124
01/31/19	$1,149,901	$1,295,264
02/28/19	$1,170,607	$1,330,488
03/31/19	$1,183,931	$1,348,054
04/30/19	$1,223,994	$1,394,285
05/31/19	$1,175,642	$1,312,740
06/30/19	$1,228,122	$1,399,304
07/31/19	$1,229,507	$1,403,896
08/31/19	$1,214,276	$1,371,221
09/30/19	$1,202,564	$1,400,714
10/31/19	$1,219,209	$1,439,404
11/30/19	$1,252,498	$1,475,158
12/31/19	$1,279,696	$1,527,727
01/31/20	$1,279,696	$1,511,235
02/29/20	$1,211,091	$1,389,758
03/31/20	$1,067,145	$1,202,970
04/30/20	$1,188,984	$1,332,454
05/31/20	$1,261,808	$1,391,207
06/30/20	$1,329,115	$1,436,261
07/31/20	$1,414,638	$1,512,800
08/31/20	$1,519,789	$1,605,961
09/30/20	$1,489,930	$1,554,775
10/31/20	$1,454,823	$1,517,366
11/30/20	$1,610,697	$1,704,956
12/31/20	$1,691,834	$1,784,741
01/31/21	$1,705,214	$1,777,058
02/28/21	$1,769,141	$1,818,749
03/31/21	$1,756,607	$1,868,291
04/30/21	$1,826,573	$1,950,755
05/31/21	$1,836,994	$1,982,162
06/30/21	$1,839,812	$2,008,926
07/31/21	$1,857,703	$2,023,362
08/31/21	$1,921,813	$2,074,625
09/30/21	$1,849,980	$1,989,820
10/31/21	$1,966,350	$2,091,893
11/30/21	$1,929,052	$2,042,157
12/31/21	$1,962,598	$2,124,491
01/31/22	$1,836,589	$2,020,555
02/28/22	$1,795,635	$1,968,981
03/31/22	$1,814,537	$2,012,780
04/30/22	$1,658,600	$1,852,433
05/31/22	$1,653,875	$1,855,912
06/30/22	$1,524,715	$1,700,234
07/31/22	$1,614,497	$1,819,564
08/31/22	$1,545,192	$1,753,282
09/30/22	$1,427,058	$1,586,182
10/31/22	$1,501,088	$1,682,306
11/30/22	$1,597,170	$1,813,562
12/31/22	$1,532,591	$1,742,921
01/31/23	$1,622,372	$1,868,291
02/28/23	$1,571,969	$1,815,398
03/31/23	$1,627,098	$1,872,625
04/30/23	$1,631,823	$1,900,436
05/31/23	$1,620,797	$1,881,434
06/30/23	$1,686,391	$1,991,502
07/31/23	$1,717,971	$2,065,001
08/31/23	$1,692,707	$2,008,124
09/30/23	$1,612,566	$1,925,790
10/31/23	$1,579,334	$1,868,317
11/30/23	$1,693,273	$2,041,652
12/31/23	$1,747,860	$2,140,440
01/31/24	$1,805,010	$2,153,440
02/29/24	$1,922,487	$2,246,653
03/31/24	$1,998,888	$2,317,203
04/30/24	$1,952,809	$2,242,928
05/31/24	$2,056,090	$2,335,442
06/30/24	$2,125,805	$2,388,296
07/31/24	$2,106,711	$2,427,478
08/31/24	$2,165,584	$2,489,956
09/30/24	$2,182,924	$2,548,734
10/31/24	$2,159,024	$2,492,375
11/30/24	$2,232,319	$2,586,402
12/31/24	$2,170,845	$2,526,033
01/31/25	$2,222,246	$2,611,394
02/28/25	$2,187,978	$2,596,389
03/31/25	$2,083,429	$2,495,221
04/30/25	$2,140,016	$2,519,617
05/31/25	$2,266,908	$2,666,085
06/30/25	$2,389,245	$2,786,941
07/31/25	$2,416,727	$2,825,449
08/31/25	$2,428,751	$2,896,491
09/30/25	$2,542,613	$3,002,523
10/31/25	$2,590,749	$3,070,253

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	20.00	12.23	9.99
MSCI ACWI Gross Total Return Index	23.19	15.14	11.87

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Global Opportunities Fund

Class I: CGCIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$325,929,398	99	123%	$2,871,008

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in global opportunities. The Fund primarily invests in global common stocks and convertible securities to actively manage the risk-reward profile. The Fund seeks long-term capital appreciation by investing in companies that demonstrate compelling growth and quality characteristics, including attractive earnings growth, cash flow generation, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.5
Communication Services	15.5
Financials	13.1
Industrials	12.0
Utilities	6.3
Consumer Discretionary	5.5
Materials	5.3
Consumer Staples	4.7
Health Care	2.8
Energy	2.6
Other	1.3

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.9
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3
Alphabet, Inc. - Class A	2.9
AeroVironment, Inc., 0.000%, 07/15/30	2.3
Mirion Technologies, Inc., 0.250%, 06/01/30	2.3
Microsoft Corp.	2.2
Boeing Co., 6.000%, 10/15/27	2.1
Iberdrola Finanzas SA, 1.500%, 03/27/30	2.0
Amazon.com, Inc.	2.0
Alibaba Group Holding Ltd., 0.000%, 09/15/32	1.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GLOTSRA-I 25

Calamos Growth and Income Fund

Class A: CVTRX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$117	1.05%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund performed in line with its benchmark, as AI innovation and the critical infrastructure buildout drove strength in the US equity market. The Fund’s positive results were broad-based but certainly benefited from the strength of large-cap technology stalwarts associated with AI, which continued to deliver impressive results throughout the year. While we continue to favor these businesses, we remain vigilant to downside risks, including changes in demand trends as the AI buildout evolves. We believe the combination of common stocks and convertible securities allows us to manage risk-reward across security selections, sector positioning, and overall portfolio metrics. Not surprisingly, the Fund’s multi-asset structure provided advantages in navigating the sharp policy-driven volatility of early spring. On August 22, 2025, Calamos Dividend Growth Fund transferred all of its assets into Calamos Growth and Income Fund. This transaction is expected to be a tax-free reorganization for US federal income tax purposes.

GROWTH OF $10,000

	Class A with sales charge	S&P 500 Total Return Index
10/31/15	$9,525	$10,000
11/30/15	$9,516	$10,029
12/31/15	$9,410	$9,871
01/31/16	$8,960	$9,381
02/29/16	$8,887	$9,369
03/31/16	$9,356	$10,004
04/30/16	$9,417	$10,043
05/31/16	$9,563	$10,223
06/30/16	$9,509	$10,250
07/31/16	$9,784	$10,628
08/31/16	$9,822	$10,643
09/30/16	$9,856	$10,645
10/31/16	$9,740	$10,451
11/30/16	$9,943	$10,838
12/31/16	$10,089	$11,052
01/31/17	$10,225	$11,261
02/28/17	$10,552	$11,709
03/31/17	$10,562	$11,722
04/30/17	$10,692	$11,843
05/31/17	$10,839	$12,009
06/30/17	$10,855	$12,084
07/31/17	$11,075	$12,333
08/31/17	$11,096	$12,370
09/30/17	$11,216	$12,626
10/31/17	$11,433	$12,920
11/30/17	$11,654	$13,317
12/31/17	$11,741	$13,465
01/31/18	$12,423	$14,235
02/28/18	$12,056	$13,711
03/31/18	$11,815	$13,362
04/30/18	$11,826	$13,414
05/31/18	$12,076	$13,737
06/30/18	$12,081	$13,821
07/31/18	$12,450	$14,336
08/31/18	$12,781	$14,803
09/30/18	$12,805	$14,887
10/31/18	$12,028	$13,869
11/30/18	$12,235	$14,152
12/31/18	$11,287	$12,874
01/31/19	$12,083	$13,906
02/28/19	$12,397	$14,352
03/31/19	$12,581	$14,631
04/30/19	$13,052	$15,224
05/31/19	$12,393	$14,256
06/30/19	$13,084	$15,261
07/31/19	$13,248	$15,480
08/31/19	$13,064	$15,235
09/30/19	$13,168	$15,520
10/31/19	$13,413	$15,856
11/30/19	$13,802	$16,432
12/31/19	$14,218	$16,928
01/31/20	$14,206	$16,921
02/29/20	$13,249	$15,528
03/31/20	$11,903	$13,610
04/30/20	$13,225	$15,355
05/31/20	$13,921	$16,086
06/30/20	$14,283	$16,406
07/31/20	$14,993	$17,331
08/31/20	$15,981	$18,577
09/30/20	$15,409	$17,871
10/31/20	$15,081	$17,396
11/30/20	$16,674	$19,300
12/31/20	$17,407	$20,042
01/31/21	$17,181	$19,840
02/28/21	$17,821	$20,387
03/31/21	$18,174	$21,280
04/30/21	$19,100	$22,416
05/31/21	$19,126	$22,572
06/30/21	$19,459	$23,099
07/31/21	$19,758	$23,648
08/31/21	$20,190	$24,367
09/30/21	$19,392	$23,234
10/31/21	$20,612	$24,861
11/30/21	$20,364	$24,689
12/31/21	$21,082	$25,796
01/31/22	$20,017	$24,461
02/28/22	$19,516	$23,728
03/31/22	$20,013	$24,609
04/30/22	$18,414	$22,463
05/31/22	$18,401	$22,505
06/30/22	$17,029	$20,647
07/31/22	$18,287	$22,551
08/31/22	$17,699	$21,631
09/30/22	$16,289	$19,639
10/31/22	$17,362	$21,229
11/30/22	$18,132	$22,415
12/31/22	$17,185	$21,124
01/31/23	$18,138	$22,451
02/28/23	$17,668	$21,903
03/31/23	$18,208	$22,707
04/30/23	$18,494	$23,062
05/31/23	$18,527	$23,162
06/30/23	$19,517	$24,693
07/31/23	$19,992	$25,486
08/31/23	$19,663	$25,080
09/30/23	$18,898	$23,884
10/31/23	$18,554	$23,382
11/30/23	$19,924	$25,518
12/31/23	$20,677	$26,677
01/31/24	$20,941	$27,125
02/29/24	$21,821	$28,573
03/31/24	$22,385	$29,493
04/30/24	$21,588	$28,288
05/31/24	$22,439	$29,691
06/30/24	$23,162	$30,756
07/31/24	$23,216	$31,131
08/31/24	$23,657	$31,886
09/30/24	$24,187	$32,567
10/31/24	$24,055	$32,271
11/30/24	$25,345	$34,166
12/31/24	$24,941	$33,351
01/31/25	$25,633	$34,280
02/28/25	$25,080	$33,833
03/31/25	$23,773	$31,926
04/30/25	$23,809	$31,710
05/31/25	$25,228	$33,706
06/30/25	$26,591	$35,420
07/31/25	$27,155	$36,215
08/31/25	$27,571	$36,949
09/30/25	$28,696	$38,298
10/31/25	$29,343	$39,194

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	21.98	14.24	11.91
Class A with sales charge	16.18	13.13	11.37
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Growth and Income Fund

Class A: CVTRX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$3,286,129,299	147	36%	$19,944,374

WHAT DID THE FUND INVEST IN?

The Fund pursued lower-volatility equity participation through a multi-asset class portfolio comprising stocks, convertible securities, US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	34.6
Financials	11.6
Communication Services	11.6
Consumer Discretionary	10.0
Industrials	7.9
Health Care	6.9
Consumer Staples	4.0
Utilities	3.4
Energy	2.9
Other	2.5
Materials	2.3
Real Estate	0.8

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.1
Microsoft Corp.	6.0
Apple, Inc.	5.9
Alphabet, Inc. - Class A	4.2
Amazon.com, Inc.	4.1
Broadcom, Inc.	2.8
Meta Platforms, Inc. - Class A	2.3
Tesla, Inc.	1.8
JPMorgan Chase & Co.	1.7
Visa, Inc. - Class A	1.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRA-A 25

Calamos Growth and Income Fund

Class C: CVTCX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$199	1.80%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund performed in line with its benchmark, as AI innovation and the critical infrastructure buildout drove strength in the US equity market. The Fund’s positive results were broad-based but certainly benefited from the strength of large-cap technology stalwarts associated with AI, which continued to deliver impressive results throughout the year. While we continue to favor these businesses, we remain vigilant to downside risks, including changes in demand trends as the AI buildout evolves. We believe the combination of common stocks and convertible securities allows us to manage risk-reward across security selections, sector positioning, and overall portfolio metrics. Not surprisingly, the Fund’s multi-asset structure provided advantages in navigating the sharp policy-driven volatility of early spring. On August 22, 2025, Calamos Dividend Growth Fund transferred all of its assets into Calamos Growth and Income Fund. This transaction is expected to be a tax-free reorganization for US federal income tax purposes.

GROWTH OF $10,000

	Class C with sales charge	S&P 500 Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$9,984	$10,029
12/31/15	$9,868	$9,871
01/31/16	$9,381	$9,381
02/29/16	$9,299	$9,369
03/31/16	$9,786	$10,004
04/30/16	$9,843	$10,043
05/31/16	$9,988	$10,223
06/30/16	$9,926	$10,250
07/31/16	$10,206	$10,628
08/31/16	$10,242	$10,643
09/30/16	$10,267	$10,645
10/31/16	$10,139	$10,451
11/30/16	$10,347	$10,838
12/31/16	$10,492	$11,052
01/31/17	$10,625	$11,261
02/28/17	$10,960	$11,709
03/31/17	$10,964	$11,722
04/30/17	$11,092	$11,843
05/31/17	$11,236	$12,009
06/30/17	$11,249	$12,084
07/31/17	$11,469	$12,333
08/31/17	$11,483	$12,370
09/30/17	$11,600	$12,626
10/31/17	$11,816	$12,920
11/30/17	$12,036	$13,317
12/31/17	$12,117	$13,465
01/31/18	$12,813	$14,235
02/28/18	$12,429	$13,711
03/31/18	$12,174	$13,362
04/30/18	$12,177	$13,414
05/31/18	$12,426	$13,737
06/30/18	$12,424	$13,821
07/31/18	$12,797	$14,336
08/31/18	$13,124	$14,803
09/30/18	$13,142	$14,887
10/31/18	$12,339	$13,869
11/30/18	$12,543	$14,152
12/31/18	$11,563	$12,874
01/31/19	$12,373	$13,906
02/28/19	$12,685	$14,352
03/31/19	$12,868	$14,631
04/30/19	$13,341	$15,224
05/31/19	$12,657	$14,256
06/30/19	$13,358	$15,261
07/31/19	$13,520	$15,480
08/31/19	$13,317	$15,235
09/30/19	$13,417	$15,520
10/31/19	$13,656	$15,856
11/30/19	$14,050	$16,432
12/31/19	$14,461	$16,928
01/31/20	$14,436	$16,921
02/29/20	$13,454	$15,528
03/31/20	$12,079	$13,610
04/30/20	$13,417	$15,355
05/31/20	$14,113	$16,086
06/30/20	$14,472	$16,406
07/31/20	$15,185	$17,331
08/31/20	$16,173	$18,577
09/30/20	$15,585	$17,871
10/31/20	$15,243	$17,396
11/30/20	$16,840	$19,300
12/31/20	$17,569	$20,042
01/31/21	$17,331	$19,840
02/28/21	$17,970	$20,387
03/31/21	$18,310	$21,280
04/30/21	$19,235	$22,416
05/31/21	$19,247	$22,572
06/30/21	$19,571	$23,099
07/31/21	$19,857	$23,648
08/31/21	$20,282	$24,367
09/30/21	$19,465	$23,234
10/31/21	$20,679	$24,861
11/30/21	$20,414	$24,689
12/31/21	$21,122	$25,796
01/31/22	$20,041	$24,461
02/28/22	$19,526	$23,728
03/31/22	$20,014	$24,609
04/30/22	$18,405	$22,463
05/31/22	$18,378	$22,505
06/30/22	$16,998	$20,647
07/31/22	$18,239	$22,551
08/31/22	$17,643	$21,631
09/30/22	$16,227	$19,639
10/31/22	$17,285	$21,229
11/30/22	$18,042	$22,415
12/31/22	$17,089	$21,124
01/31/23	$18,025	$22,451
02/28/23	$17,548	$21,903
03/31/23	$18,072	$22,707
04/30/23	$18,345	$23,062
05/31/23	$18,368	$23,162
06/30/23	$19,337	$24,693
07/31/23	$19,796	$25,486
08/31/23	$19,453	$25,080
09/30/23	$18,683	$23,884
10/31/23	$18,336	$23,382
11/30/23	$19,680	$25,518
12/31/23	$20,408	$26,677
01/31/24	$20,653	$27,125
02/29/24	$21,508	$28,573
03/31/24	$22,051	$29,493
04/30/24	$21,258	$28,288
05/31/24	$22,075	$29,691
06/30/24	$22,777	$30,756
07/31/24	$22,815	$31,131
08/31/24	$23,233	$31,886
09/30/24	$23,738	$32,567
10/31/24	$23,599	$32,271
11/30/24	$24,843	$34,166
12/31/24	$24,432	$33,351
01/31/25	$25,098	$34,280
02/28/25	$24,542	$33,833
03/31/25	$23,244	$31,926
04/30/25	$23,269	$31,710
05/31/25	$24,637	$33,706
06/30/25	$25,950	$35,420
07/31/25	$26,487	$36,215
08/31/25	$26,873	$36,949
09/30/25	$27,956	$38,298
10/31/25	$28,567	$39,194

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	21.05	13.39	11.07
Class C with sales charge	20.05	13.39	11.07
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Growth and Income Fund

Class C: CVTCX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$3,286,129,299	147	36%	$19,944,374

WHAT DID THE FUND INVEST IN?

The Fund pursued lower-volatility equity participation through a multi-asset class portfolio comprising stocks, convertible securities, US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	34.6
Financials	11.6
Communication Services	11.6
Consumer Discretionary	10.0
Industrials	7.9
Health Care	6.9
Consumer Staples	4.0
Utilities	3.4
Energy	2.9
Other	2.5
Materials	2.3
Real Estate	0.8

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.1
Microsoft Corp.	6.0
Apple, Inc.	5.9
Alphabet, Inc. - Class A	4.2
Amazon.com, Inc.	4.1
Broadcom, Inc.	2.8
Meta Platforms, Inc. - Class A	2.3
Tesla, Inc.	1.8
JPMorgan Chase & Co.	1.7
Visa, Inc. - Class A	1.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRA-C 25

Calamos Growth and Income Fund

Class I: CGIIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$89	0.80%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund performed in line with its benchmark, as AI innovation and the critical infrastructure buildout drove strength in the US equity market. The Fund’s positive results were broad-based but certainly benefited from the strength of large-cap technology stalwarts associated with AI, which continued to deliver impressive results throughout the year. While we continue to favor these businesses, we remain vigilant to downside risks, including changes in demand trends as the AI buildout evolves. We believe the combination of common stocks and convertible securities allows us to manage risk-reward across security selections, sector positioning, and overall portfolio metrics. Not surprisingly, the Fund’s multi-asset structure provided advantages in navigating the sharp policy-driven volatility of early spring. On August 22, 2025, Calamos Dividend Growth Fund transferred all of its assets into Calamos Growth and Income Fund. This transaction is expected to be a tax-free reorganization for US federal income tax purposes.

GROWTH OF $1,000,000

	Class I	S&P 500 Total Return Index
10/31/15	$1,000,000	$999,999
11/30/15	$999,023	$1,002,973
12/31/15	$988,228	$987,154
01/31/16	$940,727	$938,168
02/29/16	$933,154	$936,902
03/31/16	$982,975	$1,000,459
04/30/16	$989,539	$1,004,339
05/31/16	$1,005,087	$1,022,374
06/30/16	$999,523	$1,025,024
07/31/16	$1,028,388	$1,062,815
08/31/16	$1,032,910	$1,064,308
09/30/16	$1,036,617	$1,064,507
10/31/16	$1,024,318	$1,045,090
11/30/16	$1,046,105	$1,083,795
12/31/16	$1,062,002	$1,105,216
01/31/17	$1,076,489	$1,126,178
02/28/17	$1,111,035	$1,170,897
03/31/17	$1,112,076	$1,172,260
04/30/17	$1,126,276	$1,184,300
05/31/17	$1,141,971	$1,200,966
06/30/17	$1,144,001	$1,208,462
07/31/17	$1,167,310	$1,233,312
08/31/17	$1,169,565	$1,237,088
09/30/17	$1,182,744	$1,262,607
10/31/17	$1,205,758	$1,292,069
11/30/17	$1,229,148	$1,331,697
12/31/17	$1,238,739	$1,346,503
01/31/18	$1,310,684	$1,423,595
02/28/18	$1,272,501	$1,371,127
03/31/18	$1,247,260	$1,336,282
04/30/18	$1,248,872	$1,341,409
05/31/18	$1,275,478	$1,373,713
06/30/18	$1,276,444	$1,382,168
07/31/18	$1,315,295	$1,433,605
08/31/18	$1,350,505	$1,480,317
09/30/18	$1,353,182	$1,488,743
10/31/18	$1,271,478	$1,386,988
11/30/18	$1,293,835	$1,415,252
12/31/18	$1,193,760	$1,287,469
01/31/19	$1,278,088	$1,390,640
02/28/19	$1,311,467	$1,435,291
03/31/19	$1,331,423	$1,463,181
04/30/19	$1,381,682	$1,522,424
05/31/19	$1,312,024	$1,425,677
06/30/19	$1,385,747	$1,526,154
07/31/19	$1,403,428	$1,548,090
08/31/19	$1,383,979	$1,523,566
09/30/19	$1,395,035	$1,552,073
10/31/19	$1,421,666	$1,585,689
11/30/19	$1,463,388	$1,643,248
12/31/19	$1,507,712	$1,692,846
01/31/20	$1,506,340	$1,692,182
02/29/20	$1,405,308	$1,552,884
03/31/20	$1,262,670	$1,361,082
04/30/20	$1,403,835	$1,535,564
05/31/20	$1,477,866	$1,608,699
06/30/20	$1,516,173	$1,640,694
07/31/20	$1,592,236	$1,733,204
08/31/20	$1,697,340	$1,857,787
09/30/20	$1,637,179	$1,787,196
10/31/20	$1,602,523	$1,739,670
11/30/20	$1,772,109	$1,930,100
12/31/20	$1,850,134	$2,004,310
01/31/21	$1,826,378	$1,984,074
02/28/21	$1,895,271	$2,038,784
03/31/21	$1,932,863	$2,128,074
04/30/21	$2,032,241	$2,241,647
05/31/21	$2,035,569	$2,257,303
06/30/21	$2,071,145	$2,310,001
07/31/21	$2,103,053	$2,364,873
08/31/21	$2,149,724	$2,436,779
09/30/21	$2,065,524	$2,323,446
10/31/21	$2,195,782	$2,486,229
11/30/21	$2,169,540	$2,469,003
12/31/21	$2,246,451	$2,579,654
01/31/22	$2,133,295	$2,446,166
02/28/22	$2,080,253	$2,372,922
03/31/22	$2,133,830	$2,461,029
04/30/22	$1,963,892	$2,246,423
05/31/22	$1,962,881	$2,250,543
06/30/22	$1,817,270	$2,064,775
07/31/22	$1,951,601	$2,255,156
08/31/22	$1,889,251	$2,163,188
09/30/22	$1,738,960	$1,963,959
10/31/22	$1,854,281	$2,122,964
11/30/22	$1,936,581	$2,241,606
12/31/22	$1,835,603	$2,112,456
01/31/23	$1,937,992	$2,245,191
02/28/23	$1,888,381	$2,190,409
03/31/23	$1,946,436	$2,270,828
04/30/23	$1,977,047	$2,306,273
05/31/23	$1,981,269	$2,316,298
06/30/23	$2,087,518	$2,469,349
07/31/23	$2,138,820	$2,548,675
08/31/23	$2,103,914	$2,508,098
09/30/23	$2,022,378	$2,388,516
10/31/23	$1,986,321	$2,338,293
11/30/23	$2,133,731	$2,551,840
12/31/23	$2,214,532	$2,667,771
01/31/24	$2,243,250	$2,712,601
02/29/24	$2,337,685	$2,857,443
03/31/24	$2,399,005	$2,949,380
04/30/24	$2,314,432	$2,828,912
05/31/24	$2,405,638	$2,969,184
06/30/24	$2,483,386	$3,075,724
07/31/24	$2,490,029	$3,113,163
08/31/24	$2,538,191	$3,188,677
09/30/24	$2,595,453	$3,256,778
10/31/24	$2,582,138	$3,227,245
11/30/24	$2,720,843	$3,416,687
12/31/24	$2,678,110	$3,335,239
01/31/25	$2,753,148	$3,428,117
02/28/25	$2,693,816	$3,383,388
03/31/25	$2,554,210	$3,192,753
04/30/25	$2,558,863	$3,171,102
05/31/25	$2,711,267	$3,370,708
06/30/25	$2,858,369	$3,542,116
07/31/25	$2,919,532	$3,621,611
08/31/25	$2,965,550	$3,695,028
09/30/25	$3,087,111	$3,829,896
10/31/25	$3,157,127	$3,919,568

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	22.27	14.52	12.18
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Growth and Income Fund

Class I: CGIIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$3,286,129,299	147	36%	$19,944,374

WHAT DID THE FUND INVEST IN?

The Fund pursued lower-volatility equity participation through a multi-asset class portfolio comprising stocks, convertible securities, US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	34.6
Financials	11.6
Communication Services	11.6
Consumer Discretionary	10.0
Industrials	7.9
Health Care	6.9
Consumer Staples	4.0
Utilities	3.4
Energy	2.9
Other	2.5
Materials	2.3
Real Estate	0.8

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.1
Microsoft Corp.	6.0
Apple, Inc.	5.9
Alphabet, Inc. - Class A	4.2
Amazon.com, Inc.	4.1
Broadcom, Inc.	2.8
Meta Platforms, Inc. - Class A	2.3
Tesla, Inc.	1.8
JPMorgan Chase & Co.	1.7
Visa, Inc. - Class A	1.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRA-I 25

Calamos Growth and Income Fund

Class R6: CGIOX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$81	0.73%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund performed in line with its benchmark, as AI innovation and the critical infrastructure buildout drove strength in the US equity market. The Fund’s positive results were broad-based but certainly benefited from the strength of large-cap technology stalwarts associated with AI, which continued to deliver impressive results throughout the year. While we continue to favor these businesses, we remain vigilant to downside risks, including changes in demand trends as the AI buildout evolves. We believe the combination of common stocks and convertible securities allows us to manage risk-reward across security selections, sector positioning, and overall portfolio metrics. Not surprisingly, the Fund’s multi-asset structure provided advantages in navigating the sharp policy-driven volatility of early spring. On August 22, 2025, Calamos Dividend Growth Fund transferred all of its assets into Calamos Growth and Income Fund. This transaction is expected to be a tax-free reorganization for US federal income tax purposes.

GROWTH OF $10,000

	Class R6	S&P 500 Total Return Index
06/23/20	$10,000	$9,999
06/30/20	$9,898	$9,902
07/31/20	$10,394	$10,461
08/31/20	$11,080	$11,212
09/30/20	$10,689	$10,786
10/31/20	$10,463	$10,500
11/30/20	$11,570	$11,649
12/31/20	$12,082	$12,097
01/31/21	$11,930	$11,975
02/28/21	$12,379	$12,305
03/31/21	$12,624	$12,844
04/30/21	$13,273	$13,529
05/31/21	$13,295	$13,624
06/30/21	$13,529	$13,942
07/31/21	$13,741	$14,273
08/31/21	$14,046	$14,707
09/30/21	$13,495	$14,023
10/31/21	$14,349	$15,005
11/30/21	$14,178	$14,901
12/31/21	$14,683	$15,569
01/31/22	$13,944	$14,764
02/28/22	$13,597	$14,322
03/31/22	$13,947	$14,853
04/30/22	$12,836	$13,558
05/31/22	$12,833	$13,583
06/30/22	$11,881	$12,462
07/31/22	$12,759	$13,611
08/31/22	$12,351	$13,056
09/30/22	$11,372	$11,853
10/31/22	$12,125	$12,813
11/30/22	$12,664	$13,529
12/31/22	$12,006	$12,750
01/31/23	$12,679	$13,551
02/28/23	$12,351	$13,220
03/31/23	$12,734	$13,705
04/30/23	$12,934	$13,919
05/31/23	$12,965	$13,980
06/30/23	$13,659	$14,904
07/31/23	$13,995	$15,382
08/31/23	$13,766	$15,137
09/30/23	$13,235	$14,416
10/31/23	$13,000	$14,113
11/30/23	$13,964	$15,401
12/31/23	$14,495	$16,101
01/31/24	$14,683	$16,372
02/29/24	$15,304	$17,246
03/31/24	$15,705	$17,801
04/30/24	$15,151	$17,074
05/31/24	$15,748	$17,920
06/30/24	$16,263	$18,563
07/31/24	$16,307	$18,789
08/31/24	$16,618	$19,245
09/30/24	$16,996	$19,656
10/31/24	$16,909	$19,478
11/30/24	$17,821	$20,621
12/31/24	$17,541	$20,130
01/31/25	$18,032	$20,690
02/28/25	$17,647	$20,420
03/31/25	$16,733	$19,270
04/30/25	$16,764	$19,139
05/31/25	$17,765	$20,344
06/30/25	$18,732	$21,378
07/31/25	$19,132	$21,858
08/31/25	$19,434	$22,301
09/30/25	$20,229	$23,115
10/31/25	$20,692	$23,656

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 6/23/20
Class R6	22.37	14.61	14.54
S&P 500 Total Return Index	21.39	17.64	17.44

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Growth and Income Fund

Class R6: CGIOX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$3,286,129,299	147	36%	$19,944,374

WHAT DID THE FUND INVEST IN?

The Fund pursued lower-volatility equity participation through a multi-asset class portfolio comprising stocks, convertible securities, US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	34.6
Financials	11.6
Communication Services	11.6
Consumer Discretionary	10.0
Industrials	7.9
Health Care	6.9
Consumer Staples	4.0
Utilities	3.4
Energy	2.9
Other	2.5
Materials	2.3
Real Estate	0.8

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.1
Microsoft Corp.	6.0
Apple, Inc.	5.9
Alphabet, Inc. - Class A	4.2
Amazon.com, Inc.	4.1
Broadcom, Inc.	2.8
Meta Platforms, Inc. - Class A	2.3
Tesla, Inc.	1.8
JPMorgan Chase & Co.	1.7
Visa, Inc. - Class A	1.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRA-R6 25

Calamos Growth Fund

Class A: CVGRX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$145	1.28%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong gains during a year that tested investors’ convictions with sharp volatility before rewarding disciplined strategies. The market navigated significant turbulence in April as tariff uncertainties sparked intense selling pressure but demonstrated remarkable resilience by staging a robust V-shaped recovery supported by accommodative Fed policy, pro-growth tax legislation, and sustained corporate earnings momentum. The Fund’s performance benefited from its positioning in AI and technology stalwarts that continued to deliver impressive results throughout the year, but it also saw strong performance from consistent growth businesses in consumer staples and financials. In contrast, the energy and the materials sectors each finished in negative territory for the reporting period, and  were drags on the Fund's performance.

GROWTH OF $10,000

	Class A with sales charge	S&P 500 Total Return Index
10/31/15	$9,526	$10,000
11/30/15	$9,524	$10,029
12/31/15	$9,353	$9,871
01/31/16	$8,663	$9,381
02/29/16	$8,476	$9,369
03/31/16	$8,991	$10,004
04/30/16	$8,919	$10,043
05/31/16	$9,136	$10,223
06/30/16	$8,910	$10,250
07/31/16	$9,332	$10,628
08/31/16	$9,190	$10,643
09/30/16	$9,256	$10,645
10/31/16	$9,073	$10,451
11/30/16	$9,154	$10,838
12/31/16	$9,153	$11,052
01/31/17	$9,558	$11,261
02/28/17	$9,852	$11,709
03/31/17	$9,978	$11,722
04/30/17	$10,181	$11,843
05/31/17	$10,376	$12,009
06/30/17	$10,442	$12,084
07/31/17	$10,645	$12,333
08/31/17	$10,714	$12,370
09/30/17	$10,871	$12,626
10/31/17	$11,141	$12,920
11/30/17	$11,438	$13,317
12/31/17	$11,587	$13,465
01/31/18	$12,436	$14,235
02/28/18	$12,108	$13,711
03/31/18	$11,834	$13,362
04/30/18	$11,916	$13,414
05/31/18	$12,283	$13,737
06/30/18	$12,276	$13,821
07/31/18	$12,611	$14,336
08/31/18	$13,057	$14,803
09/30/18	$12,936	$14,887
10/31/18	$11,823	$13,869
11/30/18	$11,951	$14,152
12/31/18	$10,907	$12,874
01/31/19	$11,944	$13,906
02/28/19	$12,346	$14,352
03/31/19	$12,621	$14,631
04/30/19	$13,198	$15,224
05/31/19	$12,613	$14,256
06/30/19	$13,349	$15,261
07/31/19	$13,608	$15,480
08/31/19	$13,378	$15,235
09/30/19	$13,295	$15,520
10/31/19	$13,474	$15,856
11/30/19	$14,110	$16,432
12/31/19	$14,300	$16,928
01/31/20	$14,617	$16,921
02/29/20	$13,570	$15,528
03/31/20	$11,638	$13,610
04/30/20	$13,249	$15,355
05/31/20	$14,397	$16,086
06/30/20	$15,049	$16,406
07/31/20	$15,806	$17,331
08/31/20	$17,289	$18,577
09/30/20	$16,522	$17,871
10/31/20	$16,050	$17,396
11/30/20	$18,083	$19,300
12/31/20	$19,009	$20,042
01/31/21	$18,973	$19,840
02/28/21	$19,586	$20,387
03/31/21	$19,581	$21,280
04/30/21	$20,741	$22,416
05/31/21	$20,347	$22,572
06/30/21	$21,497	$23,099
07/31/21	$21,880	$23,648
08/31/21	$22,697	$24,367
09/30/21	$21,568	$23,234
10/31/21	$23,433	$24,861
11/30/21	$23,264	$24,689
12/31/21	$23,432	$25,796
01/31/22	$21,088	$24,461
02/28/22	$20,287	$23,728
03/31/22	$21,025	$24,609
04/30/22	$18,248	$22,463
05/31/22	$17,586	$22,505
06/30/22	$16,180	$20,647
07/31/22	$17,931	$22,551
08/31/22	$17,125	$21,631
09/30/22	$15,477	$19,639
10/31/22	$16,267	$21,229
11/30/22	$16,941	$22,415
12/31/22	$15,621	$21,124
01/31/23	$16,854	$22,451
02/28/23	$16,566	$21,903
03/31/23	$17,574	$22,707
04/30/23	$17,816	$23,062
05/31/23	$18,646	$23,162
06/30/23	$19,896	$24,693
07/31/23	$20,408	$25,486
08/31/23	$20,166	$25,080
09/30/23	$18,997	$23,884
10/31/23	$18,703	$23,382
11/30/23	$20,667	$25,518
12/31/23	$21,491	$26,677
01/31/24	$22,129	$27,125
02/29/24	$23,663	$28,573
03/31/24	$24,169	$29,493
04/30/24	$23,242	$28,288
05/31/24	$24,512	$29,691
06/30/24	$26,029	$30,756
07/31/24	$25,409	$31,131
08/31/24	$26,017	$31,886
09/30/24	$26,672	$32,567
10/31/24	$26,642	$32,271
11/30/24	$28,478	$34,166
12/31/24	$28,420	$33,351
01/31/25	$29,196	$34,280
02/28/25	$28,010	$33,833
03/31/25	$25,408	$31,926
04/30/25	$25,863	$31,710
05/31/25	$28,305	$33,706
06/30/25	$30,305	$35,420
07/31/25	$31,138	$36,215
08/31/25	$31,497	$36,949
09/30/25	$32,458	$38,298
10/31/25	$33,612	$39,194

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	26.16	15.93	13.44
Class A with sales charge	20.16	14.81	12.89
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Growth Fund

Class A: CVGRX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,761,866,172	137	54%	$14,276,064

WHAT DID THE FUND INVEST IN?

The Fund favored high-quality growth stocks, particularly those well-positioned to capitalize on the ongoing AI revolution as it transitions from its nascent stage to having broader societal and economic impacts. The Fund also diversified its holdings among growth names by owning emerging, disruptive growth businesses as well as cyclical growth names. Over the course of the reporting period, information technology, consumer discretionary, and communications services were the sectors most heavily represented in the portfolio.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	46.6
Communication Services	18.3
Consumer Discretionary	15.1
Health Care	7.8
Financials	5.0
Industrials	4.4
Consumer Staples	1.4
Materials	1.0

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	12.3
Microsoft Corp.	8.5
Alphabet, Inc. - Class A	8.2
Amazon.com, Inc.	8.1
Apple, Inc.	7.1
Meta Platforms, Inc. - Class A	3.9
Broadcom, Inc.	3.8
Visa, Inc. - Class A	3.0
Netflix, Inc.	2.7
Eli Lilly & Co.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GROTSRA-A 25

Calamos Growth Fund

Class C: CVGCX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$229	2.03%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong gains during a year that tested investors’ convictions with sharp volatility before rewarding disciplined strategies. The market navigated significant turbulence in April as tariff uncertainties sparked intense selling pressure but demonstrated remarkable resilience by staging a robust V-shaped recovery supported by accommodative Fed policy, pro-growth tax legislation, and sustained corporate earnings momentum. The Fund’s performance benefited from its positioning in AI and technology stalwarts that continued to deliver impressive results throughout the year, but it also saw strong performance from consistent growth businesses in consumer staples and financials. In contrast, the energy and the materials sectors each finished in negative territory for the reporting period, and  were drags on the Fund's performance.

GROWTH OF $10,000

	Class C with sales charge	S&P 500 Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$9,994	$10,029
12/31/15	$9,809	$9,871
01/31/16	$9,078	$9,381
02/29/16	$8,876	$9,369
03/31/16	$9,410	$10,004
04/30/16	$9,329	$10,043
05/31/16	$9,549	$10,223
06/30/16	$9,307	$10,250
07/31/16	$9,742	$10,628
08/31/16	$9,589	$10,643
09/30/16	$9,652	$10,645
10/31/16	$9,455	$10,451
11/30/16	$9,535	$10,838
12/31/16	$9,525	$11,052
01/31/17	$9,938	$11,261
02/28/17	$10,242	$11,709
03/31/17	$10,366	$11,722
04/30/17	$10,570	$11,843
05/31/17	$10,765	$12,009
06/30/17	$10,827	$12,084
07/31/17	$11,031	$12,333
08/31/17	$11,098	$12,370
09/30/17	$11,250	$12,626
10/31/17	$11,520	$12,920
11/30/17	$11,824	$13,317
12/31/17	$11,968	$13,465
01/31/18	$12,841	$14,235
02/28/18	$12,494	$13,711
03/31/18	$12,205	$13,362
04/30/18	$12,280	$13,414
05/31/18	$12,650	$13,737
06/30/18	$12,633	$13,821
07/31/18	$12,968	$14,336
08/31/18	$13,425	$14,803
09/30/18	$13,292	$14,887
10/31/18	$12,136	$13,869
11/30/18	$12,263	$14,152
12/31/18	$11,178	$12,874
01/31/19	$12,239	$13,906
02/28/19	$12,645	$14,352
03/31/19	$12,916	$14,631
04/30/19	$13,503	$15,224
05/31/19	$12,893	$14,256
06/30/19	$13,645	$15,261
07/31/19	$13,894	$15,480
08/31/19	$13,653	$15,235
09/30/19	$13,555	$15,520
10/31/19	$13,736	$15,856
11/30/19	$14,375	$16,432
12/31/19	$14,560	$16,928
01/31/20	$14,872	$16,921
02/29/20	$13,792	$15,528
03/31/20	$11,827	$13,610
04/30/20	$13,452	$15,355
05/31/20	$14,613	$16,086
06/30/20	$15,266	$16,406
07/31/20	$16,025	$17,331
08/31/20	$17,516	$18,577
09/30/20	$16,721	$17,871
10/31/20	$16,239	$17,396
11/30/20	$18,285	$19,300
12/31/20	$19,209	$20,042
01/31/21	$19,164	$19,840
02/28/21	$19,763	$20,387
03/31/21	$19,752	$21,280
04/30/21	$20,906	$22,416
05/31/21	$20,496	$22,572
06/30/21	$21,639	$23,099
07/31/21	$22,016	$23,648
08/31/21	$22,815	$24,367
09/30/21	$21,672	$23,234
10/31/21	$23,536	$24,861
11/30/21	$23,348	$24,689
12/31/21	$23,502	$25,796
01/31/22	$21,136	$24,461
02/28/22	$20,327	$23,728
03/31/22	$21,048	$24,609
04/30/22	$18,255	$22,463
05/31/22	$17,579	$22,505
06/30/22	$16,168	$20,647
07/31/22	$17,902	$22,551
08/31/22	$17,094	$21,631
09/30/22	$15,433	$19,639
10/31/22	$16,212	$21,229
11/30/22	$16,873	$22,415
12/31/22	$15,550	$21,124
01/31/23	$16,770	$22,451
02/28/23	$16,462	$21,903
03/31/23	$17,461	$22,707
04/30/23	$17,696	$23,062
05/31/23	$18,505	$23,162
06/30/23	$19,725	$24,693
07/31/23	$20,224	$25,486
08/31/23	$19,975	$25,080
09/30/23	$18,799	$23,884
10/31/23	$18,505	$23,382
11/30/23	$20,430	$25,518
12/31/23	$21,237	$26,677
01/31/24	$21,849	$27,125
02/29/24	$23,353	$28,573
03/31/24	$23,832	$29,493
04/30/24	$22,907	$28,288
05/31/24	$24,146	$29,691
06/30/24	$25,617	$30,756
07/31/24	$24,989	$31,131
08/31/24	$25,584	$31,886
09/30/24	$26,196	$32,567
10/31/24	$26,162	$32,271
11/30/24	$27,947	$34,166
12/31/24	$27,869	$33,351
01/31/25	$28,607	$34,280
02/28/25	$27,431	$33,833
03/31/25	$24,859	$31,926
04/30/25	$25,298	$31,710
05/31/25	$27,670	$33,706
06/30/25	$29,604	$35,420
07/31/25	$30,401	$36,215
08/31/25	$30,740	$36,949
09/30/25	$31,657	$38,298
10/31/25	$32,754	$39,194

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	25.19	15.06	12.60
Class C with sales charge	24.19	15.06	12.60
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Growth Fund

Class C: CVGCX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,761,866,172	137	54%	$14,276,064

WHAT DID THE FUND INVEST IN?

The Fund favored high-quality growth stocks, particularly those well-positioned to capitalize on the ongoing AI revolution as it transitions from its nascent stage to having broader societal and economic impacts. The Fund also diversified its holdings among growth names by owning emerging, disruptive growth businesses as well as cyclical growth names. Over the course of the reporting period, information technology, consumer discretionary, and communications services were the sectors most heavily represented in the portfolio.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	46.6
Communication Services	18.3
Consumer Discretionary	15.1
Health Care	7.8
Financials	5.0
Industrials	4.4
Consumer Staples	1.4
Materials	1.0

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	12.3
Microsoft Corp.	8.5
Alphabet, Inc. - Class A	8.2
Amazon.com, Inc.	8.1
Apple, Inc.	7.1
Meta Platforms, Inc. - Class A	3.9
Broadcom, Inc.	3.8
Visa, Inc. - Class A	3.0
Netflix, Inc.	2.7
Eli Lilly & Co.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GROTSRA-C 25

Calamos Growth Fund

Class I: CGRIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$117	1.03%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong gains during a year that tested investors’ convictions with sharp volatility before rewarding disciplined strategies. The market navigated significant turbulence in April as tariff uncertainties sparked intense selling pressure but demonstrated remarkable resilience by staging a robust V-shaped recovery supported by accommodative Fed policy, pro-growth tax legislation, and sustained corporate earnings momentum. The Fund’s performance benefited from its positioning in AI and technology stalwarts that continued to deliver impressive results throughout the year, but it also saw strong performance from consistent growth businesses in consumer staples and financials. In contrast, the energy and the materials sectors each finished in negative territory for the reporting period, and  were drags on the Fund's performance.

GROWTH OF $1,000,000

	Class I	S&P 500 Total Return Index
10/31/15	$1,000,000	$999,999
11/30/15	$1,000,000	$1,002,973
12/31/15	$982,381	$987,154
01/31/16	$910,033	$938,168
02/29/16	$890,622	$936,902
03/31/16	$945,073	$1,000,459
04/30/16	$937,510	$1,004,339
05/31/16	$960,450	$1,022,374
06/30/16	$937,006	$1,025,024
07/31/16	$981,625	$1,062,815
08/31/16	$967,004	$1,064,308
09/30/16	$974,063	$1,064,507
10/31/16	$954,904	$1,045,090
11/30/16	$963,727	$1,083,795
12/31/16	$963,655	$1,105,216
01/31/17	$1,006,322	$1,126,178
02/28/17	$1,037,802	$1,170,897
03/31/17	$1,051,070	$1,172,260
04/30/17	$1,072,924	$1,184,300
05/31/17	$1,093,477	$1,200,966
06/30/17	$1,101,022	$1,208,462
07/31/17	$1,122,356	$1,233,312
08/31/17	$1,129,901	$1,237,088
09/30/17	$1,146,551	$1,262,607
10/31/17	$1,175,430	$1,292,069
11/30/17	$1,207,170	$1,331,697
12/31/17	$1,222,905	$1,346,503
01/31/18	$1,312,926	$1,423,595
02/28/18	$1,278,701	$1,371,127
03/31/18	$1,249,941	$1,336,282
04/30/18	$1,258,569	$1,341,409
05/31/18	$1,297,971	$1,373,713
06/30/18	$1,297,396	$1,382,168
07/31/18	$1,333,059	$1,433,605
08/31/18	$1,380,802	$1,480,317
09/30/18	$1,368,147	$1,488,743
10/31/18	$1,250,803	$1,386,988
11/30/18	$1,264,321	$1,415,252
12/31/18	$1,153,984	$1,287,469
01/31/19	$1,264,396	$1,390,640
02/28/19	$1,307,136	$1,435,291
03/31/19	$1,336,277	$1,463,181
04/30/19	$1,397,797	$1,522,424
05/31/19	$1,335,953	$1,425,677
06/30/19	$1,414,310	$1,526,154
07/31/19	$1,442,156	$1,548,090
08/31/19	$1,417,872	$1,523,566
09/30/19	$1,409,453	$1,552,073
10/31/19	$1,428,881	$1,585,689
11/30/19	$1,496,552	$1,643,248
12/31/19	$1,516,809	$1,692,846
01/31/20	$1,551,101	$1,692,182
02/29/20	$1,439,912	$1,552,884
03/31/20	$1,235,200	$1,361,082
04/30/20	$1,407,006	$1,535,564
05/31/20	$1,528,932	$1,608,699
06/30/20	$1,598,555	$1,640,694
07/31/20	$1,679,262	$1,733,204
08/31/20	$1,837,213	$1,857,787
09/30/20	$1,755,813	$1,787,196
10/31/20	$1,705,934	$1,739,670
11/30/20	$1,922,769	$1,930,100
12/31/20	$2,021,711	$2,004,310
01/31/21	$2,018,352	$1,984,074
02/28/21	$2,084,038	$2,038,784
03/31/21	$2,083,664	$2,128,074
04/30/21	$2,207,945	$2,241,647
05/31/21	$2,166,145	$2,257,303
06/30/21	$2,288,933	$2,310,001
07/31/21	$2,330,360	$2,364,873
08/31/21	$2,417,693	$2,436,779
09/30/21	$2,297,890	$2,323,446
10/31/21	$2,497,561	$2,486,229
11/30/21	$2,480,020	$2,469,003
12/31/21	$2,498,281	$2,579,654
01/31/22	$2,248,655	$2,446,166
02/28/22	$2,163,694	$2,372,922
03/31/22	$2,242,991	$2,461,029
04/30/22	$1,947,648	$2,246,423
05/31/22	$1,877,251	$2,250,543
06/30/22	$1,727,556	$2,064,775
07/31/22	$1,914,877	$2,255,156
08/31/22	$1,828,701	$2,163,188
09/30/22	$1,653,518	$1,963,959
10/31/22	$1,737,671	$2,122,964
11/30/22	$1,810,495	$2,241,606
12/31/22	$1,669,701	$2,112,456
01/31/23	$1,801,594	$2,245,191
02/28/23	$1,771,251	$2,190,409
03/31/23	$1,879,274	$2,270,828
04/30/23	$1,905,976	$2,306,273
05/31/23	$1,994,579	$2,316,298
06/30/23	$2,129,304	$2,469,349
07/31/23	$2,184,327	$2,548,675
08/31/23	$2,159,243	$2,508,098
09/30/23	$2,034,228	$2,388,516
10/31/23	$2,003,075	$2,338,293
11/30/23	$2,213,861	$2,551,840
12/31/23	$2,302,443	$2,667,771
01/31/24	$2,371,545	$2,712,601
02/29/24	$2,536,808	$2,857,443
03/31/24	$2,590,924	$2,949,380
04/30/24	$2,492,266	$2,828,912
05/31/24	$2,629,638	$2,969,184
06/30/24	$2,792,404	$3,075,724
07/31/24	$2,726,632	$3,113,163
08/31/24	$2,792,404	$3,188,677
09/30/24	$2,863,171	$3,256,778
10/31/24	$2,861,090	$3,227,245
11/30/24	$3,058,406	$3,416,687
12/31/24	$3,052,735	$3,335,239
01/31/25	$3,136,799	$3,428,117
02/28/25	$3,009,837	$3,383,388
03/31/25	$2,730,779	$3,192,753
04/30/25	$2,780,611	$3,171,102
05/31/25	$3,044,069	$3,370,708
06/30/25	$3,258,995	$3,542,116
07/31/25	$3,349,992	$3,621,611
08/31/25	$3,388,991	$3,695,028
09/30/25	$3,493,421	$3,829,896
10/31/25	$3,618,217	$3,919,568

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	26.46	16.23	13.72
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Growth Fund

Class I: CGRIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,761,866,172	137	54%	$14,276,064

WHAT DID THE FUND INVEST IN?

The Fund favored high-quality growth stocks, particularly those well-positioned to capitalize on the ongoing AI revolution as it transitions from its nascent stage to having broader societal and economic impacts. The Fund also diversified its holdings among growth names by owning emerging, disruptive growth businesses as well as cyclical growth names. Over the course of the reporting period, information technology, consumer discretionary, and communications services were the sectors most heavily represented in the portfolio.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	46.6
Communication Services	18.3
Consumer Discretionary	15.1
Health Care	7.8
Financials	5.0
Industrials	4.4
Consumer Staples	1.4
Materials	1.0

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	12.3
Microsoft Corp.	8.5
Alphabet, Inc. - Class A	8.2
Amazon.com, Inc.	8.1
Apple, Inc.	7.1
Meta Platforms, Inc. - Class A	3.9
Broadcom, Inc.	3.8
Visa, Inc. - Class A	3.0
Netflix, Inc.	2.7
Eli Lilly & Co.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GROTSRA-I 25

Calamos High Income Opportunities Fund

Class A: CHYDX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$103	1.00%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund captured most of the Bloomberg US High Yield 2% Issuer Capped Index's gains. The period was marked by significant volatility, beginning with tariff-driven spread widening in early 2025, which tested the Fund’s defensive positioning. As policy uncertainty subsided and the Federal Reserve resumed rate cuts, credit markets rallied strongly in the second and third quarters. The Fund’s disciplined approach and a commitment to being adequately compensated for risk enabled it to prudently navigate the challenging environment. The team’s migration toward higher credit quality during periods of tight spreads helped manage downside risk during April’s volatility. Security selection in communications and energy supported performance, while an underweight in lower-rated credits weighed on returns as the market favored risk-taking in the recovery phase. The Fund maintains attractive yields while positioning for resilience.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$9,525	$9,999
11/30/15	$9,332	$9,973
12/31/15	$9,107	$9,941
01/31/16	$8,903	$10,078
02/29/16	$8,959	$10,149
03/31/16	$9,212	$10,242
04/30/16	$9,461	$10,282
05/31/16	$9,480	$10,284
06/30/16	$9,533	$10,469
07/31/16	$9,785	$10,535
08/31/16	$9,940	$10,523
09/30/16	$10,000	$10,517
10/31/16	$10,026	$10,436
11/30/16	$10,011	$10,190
12/31/16	$10,194	$10,204
01/31/17	$10,325	$10,224
02/28/17	$10,436	$10,293
03/31/17	$10,359	$10,287
04/30/17	$10,526	$10,367
05/31/17	$10,580	$10,447
06/30/17	$10,596	$10,436
07/31/17	$10,700	$10,481
08/31/17	$10,712	$10,575
09/30/17	$10,782	$10,525
10/31/17	$10,810	$10,531
11/30/17	$10,760	$10,517
12/31/17	$10,810	$10,565
01/31/18	$10,898	$10,444
02/28/18	$10,777	$10,345
03/31/18	$10,658	$10,411
04/30/18	$10,738	$10,334
05/31/18	$10,757	$10,407
06/30/18	$10,802	$10,395
07/31/18	$10,916	$10,397
08/31/18	$10,998	$10,464
09/30/18	$11,078	$10,397
10/31/18	$10,838	$10,314
11/30/18	$10,687	$10,376
12/31/18	$10,344	$10,567
01/31/19	$10,876	$10,679
02/28/19	$11,085	$10,673
03/31/19	$11,160	$10,878
04/30/19	$11,341	$10,880
05/31/19	$11,175	$11,073
06/30/19	$11,406	$11,213
07/31/19	$11,449	$11,237
08/31/19	$11,437	$11,528
09/30/19	$11,444	$11,467
10/31/19	$11,472	$11,502
11/30/19	$11,516	$11,496
12/31/19	$11,822	$11,488
01/31/20	$11,835	$11,709
02/29/20	$11,644	$11,920
03/31/20	$10,027	$11,849
04/30/20	$10,399	$12,060
05/31/20	$10,895	$12,116
06/30/20	$11,044	$12,192
07/31/20	$11,499	$12,375
08/31/20	$11,677	$12,275
09/30/20	$11,575	$12,268
10/31/20	$11,601	$12,213
11/30/20	$12,135	$12,333
12/31/20	$12,387	$12,350
01/31/21	$12,472	$12,261
02/28/21	$12,587	$12,084
03/31/21	$12,656	$11,934
04/30/21	$12,797	$12,028
05/31/21	$12,845	$12,067
06/30/21	$12,998	$12,152
07/31/21	$13,046	$12,288
08/31/21	$13,100	$12,264
09/30/21	$13,098	$12,158
10/31/21	$13,096	$12,155
11/30/21	$12,972	$12,191
12/31/21	$13,185	$12,160
01/31/22	$12,891	$11,898
02/28/22	$12,754	$11,765
03/31/22	$12,682	$11,438
04/30/22	$12,282	$11,004
05/31/22	$12,236	$11,075
06/30/22	$11,507	$10,901
07/31/22	$12,078	$11,168
08/31/22	$11,862	$10,852
09/30/22	$11,391	$10,383
10/31/22	$11,699	$10,249
11/30/22	$11,888	$10,626
12/31/22	$11,820	$10,578
01/31/23	$12,251	$10,903
02/28/23	$12,099	$10,621
03/31/23	$12,120	$10,891
04/30/23	$12,261	$10,957
05/31/23	$12,145	$10,838
06/30/23	$12,367	$10,799
07/31/23	$12,562	$10,791
08/31/23	$12,629	$10,723
09/30/23	$12,492	$10,450
10/31/23	$12,309	$10,285
11/30/23	$12,789	$10,751
12/31/23	$13,267	$11,162
01/31/24	$13,289	$11,132
02/29/24	$13,339	$10,974
03/31/24	$13,482	$11,076
04/30/24	$13,366	$10,796
05/31/24	$13,509	$10,979
06/30/24	$13,604	$11,083
07/31/24	$13,853	$11,342
08/31/24	$14,028	$11,505
09/30/24	$14,230	$11,659
10/31/24	$14,178	$11,370
11/30/24	$14,359	$11,490
12/31/24	$14,299	$11,302
01/31/25	$14,470	$11,362
02/28/25	$14,542	$11,612
03/31/25	$14,409	$11,616
04/30/25	$14,357	$11,662
05/31/25	$14,583	$11,578
06/30/25	$14,808	$11,756
07/31/25	$14,843	$11,725
08/31/25	$15,014	$11,866
09/30/25	$15,106	$11,995
10/31/25	$15,120	$12,070

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	6.65	5.44	4.73
Class A with sales charge	4.24	4.97	4.22
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos High Income Opportunities Fund

Class A: CHYDX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$35,286,798	484	39%	$215,334

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests mainly in below-investment-grade bonds and loans from US issuers with the goal of generating a high level of current income and total return in excess of the benchmark index over full market cycles.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	21.4
Financials	13.7
Energy	12.9
Industrials	10.6
Communication Services	9.3
Consumer Staples	7.2
Health Care	5.2
Materials	4.7
Information Technology	4.6
Other	2.8
Utilities	1.4
Airlines	1.2
Special Purpose Acquisition Companies	0.5
Real Estate	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Bausch Health Cos., Inc., 10.215%, 10/08/30	0.7
Aptiv Swiss Holdings Ltd., 6.875%, 12/15/54	0.6
Tenet Healthcare Corp., 6.250%, 02/01/27	0.6
Brightstar Lottery PLC, 5.250%, 01/15/29	0.6
Venture Global LNG, Inc., 9.000%, 09/30/29	0.6
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.6
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 03/01/30	0.5
Ford Motor Credit Co. LLC, 4.000%, 11/13/30	0.5
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/27	0.5
MGM Resorts International, 6.500%, 04/15/32	0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HIOTSRA-A 25

Calamos High Income Opportunities Fund

Class C: CCHYX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$180	1.75%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund captured most of the Bloomberg US High Yield 2% Issuer Capped Index's gains. The period was marked by significant volatility, beginning with tariff-driven spread widening in early 2025, which tested the Fund’s defensive positioning. As policy uncertainty subsided and the Federal Reserve resumed rate cuts, credit markets rallied strongly in the second and third quarters. The Fund’s disciplined approach and a commitment to being adequately compensated for risk enabled it to prudently navigate the challenging environment. The team’s migration toward higher credit quality during periods of tight spreads helped manage downside risk during April’s volatility. Security selection in communications and energy supported performance, while an underweight in lower-rated credits weighed on returns as the market favored risk-taking in the recovery phase. The Fund maintains attractive yields while positioning for resilience.

GROWTH OF $10,000

	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$10,000	$9,999
11/30/15	$9,791	$9,973
12/31/15	$9,547	$9,941
01/31/16	$9,326	$10,078
02/29/16	$9,376	$10,149
03/31/16	$9,644	$10,242
04/30/16	$9,887	$10,282
05/31/16	$9,900	$10,284
06/30/16	$9,958	$10,469
07/31/16	$10,204	$10,535
08/31/16	$10,362	$10,523
09/30/16	$10,427	$10,517
10/31/16	$10,435	$10,436
11/30/16	$10,414	$10,190
12/31/16	$10,601	$10,204
01/31/17	$10,724	$10,224
02/28/17	$10,839	$10,293
03/31/17	$10,744	$10,287
04/30/17	$10,914	$10,367
05/31/17	$10,971	$10,447
06/30/17	$10,967	$10,436
07/31/17	$11,075	$10,481
08/31/17	$11,091	$10,575
09/30/17	$11,153	$10,525
10/31/17	$11,162	$10,531
11/30/17	$11,107	$10,517
12/31/17	$11,149	$10,565
01/31/18	$11,241	$10,444
02/28/18	$11,103	$10,345
03/31/18	$10,979	$10,411
04/30/18	$11,062	$10,334
05/31/18	$11,074	$10,407
06/30/18	$11,110	$10,395
07/31/18	$11,227	$10,397
08/31/18	$11,299	$10,464
09/30/18	$11,358	$10,397
10/31/18	$11,116	$10,314
11/30/18	$10,951	$10,376
12/31/18	$10,597	$10,567
01/31/19	$11,133	$10,679
02/28/19	$11,342	$10,673
03/31/19	$11,404	$10,878
04/30/19	$11,597	$10,880
05/31/19	$11,415	$11,073
06/30/19	$11,645	$11,213
07/31/19	$11,690	$11,237
08/31/19	$11,659	$11,528
09/30/19	$11,658	$11,467
10/31/19	$11,676	$11,502
11/30/19	$11,712	$11,496
12/31/19	$12,025	$11,488
01/31/20	$12,029	$11,709
02/29/20	$11,839	$11,920
03/31/20	$10,187	$11,849
04/30/20	$10,550	$12,060
05/31/20	$11,043	$12,116
06/30/20	$11,192	$12,192
07/31/20	$11,646	$12,375
08/31/20	$11,822	$12,275
09/30/20	$11,704	$12,268
10/31/20	$11,721	$12,213
11/30/20	$12,265	$12,333
12/31/20	$12,509	$12,350
01/31/21	$12,583	$12,261
02/28/21	$12,698	$12,084
03/31/21	$12,754	$11,934
04/30/21	$12,879	$12,028
05/31/21	$12,930	$12,067
06/30/21	$13,081	$12,152
07/31/21	$13,118	$12,288
08/31/21	$13,147	$12,264
09/30/21	$13,150	$12,158
10/31/21	$13,140	$12,155
11/30/21	$13,017	$12,191
12/31/21	$13,208	$12,160
01/31/22	$12,910	$11,898
02/28/22	$12,759	$11,765
03/31/22	$12,668	$11,438
04/30/22	$12,271	$11,004
05/31/22	$12,220	$11,075
06/30/22	$11,485	$10,901
07/31/22	$12,055	$11,168
08/31/22	$11,831	$10,852
09/30/22	$11,354	$10,383
10/31/22	$11,649	$10,249
11/30/22	$11,819	$10,626
12/31/22	$11,748	$10,578
01/31/23	$12,172	$10,903
02/28/23	$12,008	$10,621
03/31/23	$12,036	$10,891
04/30/23	$12,159	$10,957
05/31/23	$12,044	$10,838
06/30/23	$12,257	$10,799
07/31/23	$12,429	$10,791
08/31/23	$12,482	$10,723
09/30/23	$12,348	$10,450
10/31/23	$12,155	$10,285
11/30/23	$12,639	$10,751
12/31/23	$13,086	$11,162
01/31/24	$13,098	$11,132
02/29/24	$13,135	$10,974
03/31/24	$13,290	$11,076
04/30/24	$13,159	$10,796
05/31/24	$13,282	$10,979
06/30/24	$13,376	$11,083
07/31/24	$13,594	$11,342
08/31/24	$13,762	$11,505
09/30/24	$13,970	$11,659
10/31/24	$13,896	$11,370
11/30/24	$14,071	$11,490
12/31/24	$14,008	$11,302
01/31/25	$14,170	$11,362
02/28/25	$14,226	$11,612
03/31/25	$14,097	$11,616
04/30/25	$14,024	$11,662
05/31/25	$14,237	$11,578
06/30/25	$14,448	$11,756
07/31/25	$14,487	$11,725
08/31/25	$14,632	$11,866
09/30/25	$14,705	$11,995
10/31/25	$14,725	$12,070

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	5.96	4.67	3.95
Class C with sales charge	4.96	4.67	3.95
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos High Income Opportunities Fund

Class C: CCHYX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$35,286,798	484	39%	$215,334

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests mainly in below-investment-grade bonds and loans from US issuers with the goal of generating a high level of current income and total return in excess of the benchmark index over full market cycles.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	21.4
Financials	13.7
Energy	12.9
Industrials	10.6
Communication Services	9.3
Consumer Staples	7.2
Health Care	5.2
Materials	4.7
Information Technology	4.6
Other	2.8
Utilities	1.4
Airlines	1.2
Special Purpose Acquisition Companies	0.5
Real Estate	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Bausch Health Cos., Inc., 10.215%, 10/08/30	0.7
Aptiv Swiss Holdings Ltd., 6.875%, 12/15/54	0.6
Tenet Healthcare Corp., 6.250%, 02/01/27	0.6
Brightstar Lottery PLC, 5.250%, 01/15/29	0.6
Venture Global LNG, Inc., 9.000%, 09/30/29	0.6
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.6
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 03/01/30	0.5
Ford Motor Credit Co. LLC, 4.000%, 11/13/30	0.5
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/27	0.5
MGM Resorts International, 6.500%, 04/15/32	0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HIOTSRA-C 25

Calamos High Income Opportunities Fund

Class I: CIHYX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$78	0.75%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund captured most of the Bloomberg US High Yield 2% Issuer Capped Index's gains. The period was marked by significant volatility, beginning with tariff-driven spread widening in early 2025, which tested the Fund’s defensive positioning. As policy uncertainty subsided and the Federal Reserve resumed rate cuts, credit markets rallied strongly in the second and third quarters. The Fund’s disciplined approach and a commitment to being adequately compensated for risk enabled it to prudently navigate the challenging environment. The team’s migration toward higher credit quality during periods of tight spreads helped manage downside risk during April’s volatility. Security selection in communications and energy supported performance, while an underweight in lower-rated credits weighed on returns as the market favored risk-taking in the recovery phase. The Fund maintains attractive yields while positioning for resilience.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$979,903	$997,356
12/31/15	$956,530	$994,134
01/31/16	$935,310	$1,007,812
02/29/16	$941,344	$1,014,963
03/31/16	$968,094	$1,024,272
04/30/16	$994,453	$1,028,206
05/31/16	$996,654	$1,028,470
06/30/16	$1,002,510	$1,046,949
07/31/16	$1,028,078	$1,053,568
08/31/16	$1,045,755	$1,052,365
09/30/16	$1,052,301	$1,051,746
10/31/16	$1,054,062	$1,043,701
11/30/16	$1,053,822	$1,019,016
12/31/16	$1,073,365	$1,020,451
01/31/17	$1,087,358	$1,022,455
02/28/17	$1,099,247	$1,029,327
03/31/17	$1,090,198	$1,028,785
04/30/17	$1,107,990	$1,036,726
05/31/17	$1,115,137	$1,044,703
06/30/17	$1,117,080	$1,043,655
07/31/17	$1,128,291	$1,048,147
08/31/17	$1,129,806	$1,057,544
09/30/17	$1,137,384	$1,052,510
10/31/17	$1,139,348	$1,053,119
11/30/17	$1,135,549	$1,051,766
12/31/17	$1,141,067	$1,056,594
01/31/18	$1,150,588	$1,044,424
02/28/18	$1,138,075	$1,034,526
03/31/18	$1,125,711	$1,041,161
04/30/18	$1,134,364	$1,033,416
05/31/18	$1,136,657	$1,040,789
06/30/18	$1,141,579	$1,039,509
07/31/18	$1,153,937	$1,039,757
08/31/18	$1,162,863	$1,046,448
09/30/18	$1,170,163	$1,039,710
10/31/18	$1,146,356	$1,031,495
11/30/18	$1,130,676	$1,037,650
12/31/18	$1,094,542	$1,056,713
01/31/19	$1,151,131	$1,067,938
02/28/19	$1,173,502	$1,067,318
03/31/19	$1,181,643	$1,087,811
04/30/19	$1,201,046	$1,088,090
05/31/19	$1,183,732	$1,107,406
06/30/19	$1,208,446	$1,121,310
07/31/19	$1,213,228	$1,123,778
08/31/19	$1,212,286	$1,152,899
09/30/19	$1,213,262	$1,146,760
10/31/19	$1,216,434	$1,150,214
11/30/19	$1,221,336	$1,149,626
12/31/19	$1,254,019	$1,148,825
01/31/20	$1,255,690	$1,170,934
02/29/20	$1,237,173	$1,192,011
03/31/20	$1,064,349	$1,184,994
04/30/20	$1,104,034	$1,206,060
05/31/20	$1,156,982	$1,211,673
06/30/20	$1,173,018	$1,219,309
07/31/20	$1,221,611	$1,237,520
08/31/20	$1,242,284	$1,227,529
09/30/20	$1,230,204	$1,226,858
10/31/20	$1,233,243	$1,221,379
11/30/20	$1,290,198	$1,233,363
12/31/20	$1,317,235	$1,235,062
01/31/21	$1,326,610	$1,226,207
02/28/21	$1,339,083	$1,208,502
03/31/21	$1,346,730	$1,193,410
04/30/21	$1,361,968	$1,202,838
05/31/21	$1,367,298	$1,206,767
06/30/21	$1,383,913	$1,215,246
07/31/21	$1,390,927	$1,228,835
08/31/21	$1,395,360	$1,226,496
09/30/21	$1,395,457	$1,215,875
10/31/21	$1,395,527	$1,215,540
11/30/21	$1,384,194	$1,219,139
12/31/21	$1,405,531	$1,216,020
01/31/22	$1,374,554	$1,189,822
02/28/22	$1,361,852	$1,176,547
03/31/22	$1,352,739	$1,143,858
04/30/22	$1,310,404	$1,100,451
05/31/22	$1,305,739	$1,107,545
06/30/22	$1,228,275	$1,090,171
07/31/22	$1,289,367	$1,116,808
08/31/22	$1,268,290	$1,085,255
09/30/22	$1,216,632	$1,038,363
10/31/22	$1,249,732	$1,024,912
11/30/22	$1,270,094	$1,062,604
12/31/22	$1,263,160	$1,057,813
01/31/23	$1,309,532	$1,090,357
02/28/23	$1,293,478	$1,062,165
03/31/23	$1,296,032	$1,089,143
04/30/23	$1,313,155	$1,095,747
05/31/23	$1,299,189	$1,083,815
06/30/23	$1,323,278	$1,079,947
07/31/23	$1,344,338	$1,079,199
08/31/23	$1,351,811	$1,072,306
09/30/23	$1,337,485	$1,045,054
10/31/23	$1,318,155	$1,028,563
11/30/23	$1,371,599	$1,075,140
12/31/23	$1,421,269	$1,116,297
01/31/24	$1,423,922	$1,113,230
02/29/24	$1,429,505	$1,097,503
03/31/24	$1,447,012	$1,107,638
04/30/24	$1,433,045	$1,079,658
05/31/24	$1,448,682	$1,097,962
06/30/24	$1,461,072	$1,108,361
07/31/24	$1,486,090	$1,134,249
08/31/24	$1,505,277	$1,150,545
09/30/24	$1,527,211	$1,165,952
10/31/24	$1,521,917	$1,137,038
11/30/24	$1,541,573	$1,149,058
12/31/24	$1,537,433	$1,130,253
01/31/25	$1,556,240	$1,136,248
02/28/25	$1,564,202	$1,161,248
03/31/25	$1,550,268	$1,161,687
04/30/25	$1,544,937	$1,166,251
05/31/25	$1,569,585	$1,157,902
06/30/25	$1,592,103	$1,175,705
07/31/25	$1,598,194	$1,172,602
08/31/25	$1,614,919	$1,186,631
09/30/25	$1,625,081	$1,199,575
10/31/25	$1,629,071	$1,207,067

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	7.04	5.73	5.00
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos High Income Opportunities Fund

Class I: CIHYX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$35,286,798	484	39%	$215,334

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests mainly in below-investment-grade bonds and loans from US issuers with the goal of generating a high level of current income and total return in excess of the benchmark index over full market cycles.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	21.4
Financials	13.7
Energy	12.9
Industrials	10.6
Communication Services	9.3
Consumer Staples	7.2
Health Care	5.2
Materials	4.7
Information Technology	4.6
Other	2.8
Utilities	1.4
Airlines	1.2
Special Purpose Acquisition Companies	0.5
Real Estate	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Bausch Health Cos., Inc., 10.215%, 10/08/30	0.7
Aptiv Swiss Holdings Ltd., 6.875%, 12/15/54	0.6
Tenet Healthcare Corp., 6.250%, 02/01/27	0.6
Brightstar Lottery PLC, 5.250%, 01/15/29	0.6
Venture Global LNG, Inc., 9.000%, 09/30/29	0.6
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.6
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 03/01/30	0.5
Ford Motor Credit Co. LLC, 4.000%, 11/13/30	0.5
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/27	0.5
MGM Resorts International, 6.500%, 04/15/32	0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HIOTSRA-I 25

Calamos International Growth Fund

Class A: CIGRX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$133	1.20%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong returns and outperformed the MSCI EAFE Growth Index. International equities benefited as "America First" policies catalyzed pro-growth initiatives worldwide, supported by fiscal stimulus in Europe, monetary easing across developed and emerging markets, and persistent dollar weakness. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies that rapidly compound intrinsic value through secular growth themes proved advantageous. Relative performance benefited from leading security selection in information technology and communication services, notably in semiconductors and movies & entertainment. Conversely, holdings in consumer discretionary and industrials trailed the index return. Geographically, positions in Europe—especially Germany and the United Kingdom—contributed significantly, while an underweight in Japan and relative selection in EM Asia hampered results.

GROWTH OF $10,000

	Class A with sales charge	MSCI ACWI ex-US Gross Total Return Index
10/31/15	$9,526	$10,000
11/30/15	$9,559	$9,795
12/31/15	$9,406	$9,613
01/31/16	$8,693	$8,960
02/29/16	$8,345	$8,861
03/31/16	$8,970	$9,588
04/30/16	$8,997	$9,849
05/31/16	$9,168	$9,692
06/30/16	$8,981	$9,549
07/31/16	$9,384	$10,023
08/31/16	$9,323	$10,089
09/30/16	$9,555	$10,218
10/31/16	$9,196	$10,072
11/30/16	$8,815	$9,840
12/31/16	$8,826	$10,095
01/31/17	$9,268	$10,454
02/28/17	$9,351	$10,622
03/31/17	$9,643	$10,901
04/30/17	$9,980	$11,141
05/31/17	$10,400	$11,514
06/30/17	$10,433	$11,554
07/31/17	$10,947	$11,983
08/31/17	$11,206	$12,049
09/30/17	$11,488	$12,277
10/31/17	$11,902	$12,509
11/30/17	$12,068	$12,613
12/31/17	$12,285	$12,898
01/31/18	$13,094	$13,618
02/28/18	$12,400	$12,978
03/31/18	$12,296	$12,759
04/30/18	$12,159	$12,974
05/31/18	$12,233	$12,687
06/30/18	$11,820	$12,454
07/31/18	$11,877	$12,756
08/31/18	$11,992	$12,491
09/30/18	$11,889	$12,554
10/31/18	$10,390	$11,534
11/30/18	$10,287	$11,645
12/31/18	$9,697	$11,122
01/31/19	$10,500	$11,964
02/28/19	$10,736	$12,200
03/31/19	$11,030	$12,283
04/30/19	$11,376	$12,616
05/31/19	$10,879	$11,953
06/30/19	$11,657	$12,678
07/31/19	$11,572	$12,529
08/31/19	$11,507	$12,144
09/30/19	$11,409	$12,463
10/31/19	$11,748	$12,900
11/30/19	$11,990	$13,015
12/31/19	$12,539	$13,583
01/31/20	$12,363	$13,220
02/29/20	$11,853	$12,177
03/31/20	$10,304	$10,423
04/30/20	$11,389	$11,220
05/31/20	$12,389	$11,593
06/30/20	$13,316	$12,122
07/31/20	$14,408	$12,668
08/31/20	$15,218	$13,212
09/30/20	$15,015	$12,893
10/31/20	$15,009	$12,618
11/30/20	$16,936	$14,317
12/31/20	$18,129	$15,095
01/31/21	$18,191	$15,130
02/28/21	$18,702	$15,432
03/31/21	$18,398	$15,638
04/30/21	$19,034	$16,108
05/31/21	$19,456	$16,623
06/30/21	$19,269	$16,520
07/31/21	$19,400	$16,253
08/31/21	$20,043	$16,565
09/30/21	$19,041	$16,045
10/31/21	$19,926	$16,431
11/30/21	$18,875	$15,694
12/31/21	$19,357	$16,347
01/31/22	$17,771	$15,746
02/28/22	$16,896	$15,436
03/31/22	$16,945	$15,475
04/30/22	$15,456	$14,513
05/31/22	$15,432	$14,632
06/30/22	$14,001	$13,379
07/31/22	$14,287	$13,842
08/31/22	$13,477	$13,400
09/30/22	$12,193	$12,068
10/31/22	$12,619	$12,430
11/30/22	$13,976	$13,900
12/31/22	$13,412	$13,802
01/31/23	$14,802	$14,923
02/28/23	$14,083	$14,402
03/31/23	$14,704	$14,768
04/30/23	$14,671	$15,036
05/31/23	$14,222	$14,504
06/30/23	$14,704	$15,163
07/31/23	$15,007	$15,784
08/31/23	$14,459	$15,074
09/30/23	$13,649	$14,605
10/31/23	$13,289	$14,004
11/30/23	$14,786	$15,268
12/31/23	$15,430	$16,039
01/31/24	$15,749	$15,882
02/29/24	$16,944	$16,287
03/31/24	$17,524	$16,786
04/30/24	$16,739	$16,522
05/31/24	$17,803	$17,017
06/30/24	$18,318	$17,008
07/31/24	$18,302	$17,407
08/31/24	$18,752	$17,906
09/30/24	$18,891	$18,397
10/31/24	$17,950	$17,503
11/30/24	$18,212	$17,348
12/31/24	$17,311	$17,016
01/31/25	$17,808	$17,705
02/28/25	$18,030	$17,953
03/31/25	$17,354	$17,928
04/30/25	$18,013	$18,590
05/31/25	$19,135	$19,462
06/30/25	$20,189	$20,133
07/31/25	$19,932	$20,081
08/31/25	$20,283	$20,791
09/30/25	$21,482	$21,549
10/31/25	$21,876	$21,988

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	21.87	7.83	8.67
Class A with sales charge	16.11	6.78	8.14
MSCI ACWI ex-US Gross Total Return Index	25.62	11.75	8.20

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos International Growth Fund

Class A: CIGRX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$287,338,196	101	170%	$2,546,958

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	26.6
Industrials	20.1
Financials	16.5
Consumer Discretionary	11.6
Communication Services	7.5
Health Care	6.9
Materials	4.8
Energy	2.6
Consumer Staples	1.9
Utilities	1.2

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.4
Rolls-Royce Holdings, PLC	3.1
Rheinmetall, AG	2.5
UniCredit, S.p.A.	2.5
SoftBank Group Corp.	2.5
SK Hynix, Inc.	2.4
Mitsubishi Heavy Industries, Ltd.	2.3
Kering SA	2.2
Samsung Electronics Company, Ltd.	2.1
Siemens Energy AG	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRA-A 25

Calamos International Growth Fund

Class C: CIGCX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$215	1.95%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong returns and outperformed the MSCI EAFE Growth Index. International equities benefited as "America First" policies catalyzed pro-growth initiatives worldwide, supported by fiscal stimulus in Europe, monetary easing across developed and emerging markets, and persistent dollar weakness. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies that rapidly compound intrinsic value through secular growth themes proved advantageous. Relative performance benefited from leading security selection in information technology and communication services, notably in semiconductors and movies & entertainment. Conversely, holdings in consumer discretionary and industrials trailed the index return. Geographically, positions in Europe—especially Germany and the United Kingdom—contributed significantly, while an underweight in Japan and relative selection in EM Asia hampered results.

GROWTH OF $10,000

	Class C with sales charge	MSCI ACWI ex-US Gross Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$10,031	$9,795
12/31/15	$9,865	$9,613
01/31/16	$9,109	$8,960
02/29/16	$8,747	$8,861
03/31/16	$9,390	$9,588
04/30/16	$9,415	$9,849
05/31/16	$9,584	$9,692
06/30/16	$9,384	$9,549
07/31/16	$9,802	$10,023
08/31/16	$9,734	$10,089
09/30/16	$9,965	$10,218
10/31/16	$9,584	$10,072
11/30/16	$9,178	$9,840
12/31/16	$9,184	$10,095
01/31/17	$9,640	$10,454
02/28/17	$9,721	$10,622
03/31/17	$10,021	$10,901
04/30/17	$10,364	$11,141
05/31/17	$10,795	$11,514
06/30/17	$10,820	$11,554
07/31/17	$11,344	$11,983
08/31/17	$11,607	$12,049
09/30/17	$11,888	$12,277
10/31/17	$12,312	$12,509
11/30/17	$12,474	$12,613
12/31/17	$12,694	$12,898
01/31/18	$13,522	$13,618
02/28/18	$12,799	$12,978
03/31/18	$12,681	$12,759
04/30/18	$12,532	$12,974
05/31/18	$12,597	$12,687
06/30/18	$12,167	$12,454
07/31/18	$12,219	$12,756
08/31/18	$12,330	$12,491
09/30/18	$12,212	$12,554
10/31/18	$10,669	$11,534
11/30/18	$10,552	$11,645
12/31/18	$9,939	$11,122
01/31/19	$10,760	$11,964
02/28/19	$10,993	$12,200
03/31/19	$11,286	$12,283
04/30/19	$11,640	$12,616
05/31/19	$11,128	$11,953
06/30/19	$11,911	$12,678
07/31/19	$11,820	$12,529
08/31/19	$11,738	$12,144
09/30/19	$11,632	$12,463
10/31/19	$11,971	$12,900
11/30/19	$12,212	$13,015
12/31/19	$12,761	$13,583
01/31/20	$12,573	$13,220
02/29/20	$12,046	$12,177
03/31/20	$10,474	$10,423
04/30/20	$11,565	$11,220
05/31/20	$12,573	$11,593
06/30/20	$13,506	$12,122
07/31/20	$14,604	$12,668
08/31/20	$15,417	$13,212
09/30/20	$15,199	$12,893
10/31/20	$15,184	$12,618
11/30/20	$17,125	$14,317
12/31/20	$18,317	$15,095
01/31/21	$18,373	$15,130
02/28/21	$18,871	$15,432
03/31/21	$18,550	$15,638
04/30/21	$19,184	$16,108
05/31/21	$19,593	$16,623
06/30/21	$19,392	$16,520
07/31/21	$19,513	$16,253
08/31/21	$20,146	$16,565
09/30/21	$19,127	$16,045
10/31/21	$20,010	$16,431
11/30/21	$18,943	$15,694
12/31/21	$19,413	$16,347
01/31/22	$17,810	$15,746
02/28/22	$16,920	$15,436
03/31/22	$16,959	$15,475
04/30/22	$15,464	$14,513
05/31/22	$15,425	$14,632
06/30/22	$13,988	$13,379
07/31/22	$14,261	$13,842
08/31/22	$13,450	$13,400
09/30/22	$12,160	$12,068
10/31/22	$12,570	$12,430
11/30/22	$13,919	$13,900
12/31/22	$13,352	$13,802
01/31/23	$14,721	$14,923
02/28/23	$13,997	$14,402
03/31/23	$14,604	$14,768
04/30/23	$14,564	$15,036
05/31/23	$14,115	$14,504
06/30/23	$14,574	$15,163
07/31/23	$14,867	$15,784
08/31/23	$14,320	$15,074
09/30/23	$13,509	$14,605
10/31/23	$13,137	$14,004
11/30/23	$14,613	$15,268
12/31/23	$15,239	$16,039
01/31/24	$15,552	$15,882
02/29/24	$16,715	$16,287
03/31/24	$17,272	$16,786
04/30/24	$16,490	$16,522
05/31/24	$17,526	$17,017
06/30/24	$18,034	$17,008
07/31/24	$18,005	$17,407
08/31/24	$18,425	$17,906
09/30/24	$18,562	$18,397
10/31/24	$17,624	$17,503
11/30/24	$17,868	$17,348
12/31/24	$16,968	$17,016
01/31/25	$17,443	$17,705
02/28/25	$17,650	$17,953
03/31/25	$16,978	$17,928
04/30/25	$17,609	$18,590
05/31/25	$18,705	$19,462
06/30/25	$19,718	$20,133
07/31/25	$19,449	$20,081
08/31/25	$19,780	$20,791
09/30/25	$20,938	$21,549
10/31/25	$21,311	$21,988

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	20.92	7.01	7.86
Class C with sales charge	19.92	7.01	7.86
MSCI ACWI ex-US Gross Total Return Index	25.62	11.75	8.20

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos International Growth Fund

Class C: CIGCX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$287,338,196	101	170%	$2,546,958

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	26.6
Industrials	20.1
Financials	16.5
Consumer Discretionary	11.6
Communication Services	7.5
Health Care	6.9
Materials	4.8
Energy	2.6
Consumer Staples	1.9
Utilities	1.2

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.4
Rolls-Royce Holdings, PLC	3.1
Rheinmetall, AG	2.5
UniCredit, S.p.A.	2.5
SoftBank Group Corp.	2.5
SK Hynix, Inc.	2.4
Mitsubishi Heavy Industries, Ltd.	2.3
Kering SA	2.2
Samsung Electronics Company, Ltd.	2.1
Siemens Energy AG	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRA-C 25

Calamos International Growth Fund

Class I: CIGIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$106	0.95%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong returns and outperformed the MSCI EAFE Growth Index. International equities benefited as "America First" policies catalyzed pro-growth initiatives worldwide, supported by fiscal stimulus in Europe, monetary easing across developed and emerging markets, and persistent dollar weakness. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies that rapidly compound intrinsic value through secular growth themes proved advantageous. Relative performance benefited from leading security selection in information technology and communication services, notably in semiconductors and movies & entertainment. Conversely, holdings in consumer discretionary and industrials trailed the index return. Geographically, positions in Europe—especially Germany and the United Kingdom—contributed significantly, while an underweight in Japan and relative selection in EM Asia hampered results.

GROWTH OF $1,000,000

	Class I	MSCI ACWI ex-US Gross Total Return Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$1,004,561	$979,479
12/31/15	$988,193	$961,332
01/31/16	$913,979	$896,052
02/29/16	$877,443	$886,086
03/31/16	$943,094	$958,794
04/30/16	$945,948	$984,878
05/31/16	$964,216	$969,187
06/30/16	$944,806	$954,917
07/31/16	$987,622	$1,002,355
08/31/16	$981,343	$1,008,891
09/30/16	$1,005,891	$1,021,780
10/31/16	$968,212	$1,007,186
11/30/16	$928,251	$984,025
12/31/16	$929,393	$1,009,540
01/31/17	$976,205	$1,045,387
02/28/17	$985,339	$1,062,215
03/31/17	$1,016,737	$1,090,125
04/30/17	$1,052,132	$1,114,097
05/31/17	$1,096,660	$1,151,406
06/30/17	$1,100,657	$1,155,466
07/31/17	$1,154,890	$1,198,356
08/31/17	$1,182,292	$1,204,892
09/30/17	$1,211,978	$1,227,708
10/31/17	$1,256,507	$1,250,949
11/30/17	$1,274,204	$1,261,281
12/31/17	$1,297,178	$1,289,861
01/31/18	$1,383,143	$1,361,819
02/28/18	$1,310,221	$1,297,838
03/31/18	$1,299,550	$1,275,957
04/30/18	$1,285,321	$1,297,392
05/31/18	$1,293,028	$1,268,751
06/30/18	$1,249,750	$1,245,448
07/31/18	$1,256,271	$1,275,612
08/31/18	$1,268,721	$1,249,163
09/30/18	$1,258,050	$1,255,374
10/31/18	$1,099,756	$1,153,415
11/30/18	$1,088,492	$1,164,519
12/31/18	$1,026,272	$1,112,210
01/31/19	$1,111,683	$1,196,448
02/28/19	$1,136,566	$1,219,974
03/31/19	$1,168,175	$1,228,276
04/30/19	$1,205,836	$1,261,646
05/31/19	$1,153,379	$1,195,291
06/30/19	$1,236,100	$1,267,858
07/31/19	$1,227,357	$1,252,918
08/31/19	$1,219,959	$1,214,473
09/30/19	$1,209,871	$1,246,321
10/31/19	$1,246,187	$1,289,983
11/30/19	$1,272,416	$1,301,553
12/31/19	$1,330,925	$1,358,348
01/31/20	$1,312,095	$1,322,014
02/29/20	$1,258,293	$1,217,700
03/31/20	$1,094,197	$1,042,343
04/30/20	$1,209,871	$1,122,014
05/31/20	$1,316,130	$1,159,302
06/30/20	$1,414,991	$1,212,200
07/31/20	$1,531,338	$1,266,782
08/31/20	$1,618,093	$1,321,263
09/30/20	$1,596,572	$1,289,313
10/31/20	$1,595,900	$1,261,789
11/30/20	$1,801,692	$1,431,686
12/31/20	$1,929,413	$1,509,490
01/31/21	$1,936,514	$1,513,022
02/28/21	$1,990,483	$1,543,185
03/31/21	$1,958,528	$1,563,808
04/30/21	$2,026,700	$1,610,799
05/31/21	$2,072,148	$1,662,296
06/30/21	$2,052,974	$1,652,066
07/31/21	$2,067,177	$1,625,312
08/31/21	$2,136,059	$1,656,511
09/30/21	$2,029,540	$1,604,486
10/31/21	$2,124,697	$1,643,175
11/30/21	$2,013,207	$1,569,411
12/31/21	$2,065,070	$1,634,690
01/31/22	$1,895,912	$1,574,627
02/28/22	$1,802,958	$1,543,672
03/31/22	$1,807,983	$1,547,488
04/30/22	$1,649,711	$1,451,294
05/31/22	$1,647,199	$1,463,189
06/30/22	$1,494,789	$1,337,948
07/31/22	$1,526,611	$1,384,249
08/31/22	$1,440,357	$1,340,059
09/30/22	$1,303,020	$1,206,800
10/31/22	$1,348,241	$1,243,053
11/30/22	$1,493,951	$1,390,034
12/31/22	$1,434,495	$1,380,209
01/31/23	$1,582,718	$1,492,378
02/28/23	$1,506,513	$1,440,191
03/31/23	$1,572,669	$1,476,850
04/30/23	$1,570,156	$1,503,644
05/31/23	$1,522,424	$1,450,442
06/30/23	$1,574,344	$1,516,290
07/31/23	$1,607,003	$1,578,403
08/31/23	$1,548,384	$1,507,440
09/30/23	$1,462,130	$1,460,510
10/31/23	$1,423,608	$1,400,467
11/30/23	$1,584,393	$1,526,804
12/31/23	$1,654,337	$1,603,918
01/31/24	$1,688,768	$1,588,207
02/29/24	$1,816,412	$1,628,702
03/31/24	$1,879,394	$1,678,677
04/30/24	$1,795,418	$1,652,269
05/31/24	$1,909,626	$1,701,776
06/30/24	$1,966,730	$1,700,822
07/31/24	$1,965,050	$1,740,749
08/31/24	$2,012,917	$1,790,683
09/30/24	$2,028,872	$1,839,704
10/31/24	$1,928,101	$1,750,350
11/30/24	$1,956,653	$1,734,802
12/31/24	$1,860,839	$1,701,655
01/31/25	$1,914,357	$1,770,507
02/28/25	$1,938,045	$1,795,352
03/31/25	$1,866,103	$1,792,876
04/30/25	$1,937,168	$1,859,069
05/31/25	$2,059,118	$1,946,250
06/30/25	$2,172,295	$2,013,336
07/31/25	$2,145,097	$2,008,181
08/31/25	$2,183,700	$2,079,164
09/30/25	$2,312,669	$2,154,938
10/31/25	$2,355,659	$2,198,823

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	22.18	8.10	8.95
MSCI ACWI ex-US Gross Total Return Index	25.62	11.75	8.20

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos International Growth Fund

Class I: CIGIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$287,338,196	101	170%	$2,546,958

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	26.6
Industrials	20.1
Financials	16.5
Consumer Discretionary	11.6
Communication Services	7.5
Health Care	6.9
Materials	4.8
Energy	2.6
Consumer Staples	1.9
Utilities	1.2

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.4
Rolls-Royce Holdings, PLC	3.1
Rheinmetall, AG	2.5
UniCredit, S.p.A.	2.5
SoftBank Group Corp.	2.5
SK Hynix, Inc.	2.4
Mitsubishi Heavy Industries, Ltd.	2.3
Kering SA	2.2
Samsung Electronics Company, Ltd.	2.1
Siemens Energy AG	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRA-I 25

Calamos International Growth Fund

Class R6: CIGOX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$96	0.86%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong returns and outperformed the MSCI EAFE Growth Index. International equities benefited as "America First" policies catalyzed pro-growth initiatives worldwide, supported by fiscal stimulus in Europe, monetary easing across developed and emerging markets, and persistent dollar weakness. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies that rapidly compound intrinsic value through secular growth themes proved advantageous. Relative performance benefited from leading security selection in information technology and communication services, notably in semiconductors and movies & entertainment. Conversely, holdings in consumer discretionary and industrials trailed the index return. Geographically, positions in Europe—especially Germany and the United Kingdom—contributed significantly, while an underweight in Japan and relative selection in EM Asia hampered results.

GROWTH OF $10,000

	Class R6	MSCI ACWI ex-US Gross Total Return Index
09/17/18	$10,000	$10,000
09/30/18	$10,220	$10,200
10/31/18	$8,933	$9,371
11/30/18	$8,846	$9,461
12/31/18	$8,340	$9,036
01/31/19	$9,034	$9,721
02/28/19	$9,235	$9,912
03/31/19	$9,495	$9,979
04/30/19	$9,799	$10,251
05/31/19	$9,376	$9,711
06/30/19	$10,049	$10,301
07/31/19	$9,978	$10,180
08/31/19	$9,924	$9,867
09/30/19	$9,843	$10,126
10/31/19	$10,130	$10,481
11/30/19	$10,342	$10,575
12/31/19	$10,819	$11,036
01/31/20	$10,673	$10,741
02/29/20	$10,233	$9,894
03/31/20	$8,904	$8,469
04/30/20	$9,843	$9,116
05/31/20	$10,705	$9,419
06/30/20	$11,514	$9,849
07/31/20	$12,463	$10,292
08/31/20	$13,169	$10,735
09/30/20	$12,995	$10,475
10/31/20	$12,990	$10,252
11/30/20	$14,666	$11,632
12/31/20	$15,703	$12,264
01/31/21	$15,760	$12,293
02/28/21	$16,207	$12,538
03/31/21	$15,944	$12,706
04/30/21	$16,500	$13,087
05/31/21	$16,872	$13,506
06/30/21	$16,717	$13,423
07/31/21	$16,832	$13,205
08/31/21	$17,394	$13,459
09/30/21	$16,528	$13,036
10/31/21	$17,308	$13,350
11/30/21	$16,396	$12,751
12/31/21	$16,824	$13,282
01/31/22	$15,447	$12,794
02/28/22	$14,690	$12,542
03/31/22	$14,737	$12,573
04/30/22	$13,447	$11,791
05/31/22	$13,427	$11,888
06/30/22	$12,184	$10,871
07/31/22	$12,441	$11,247
08/31/22	$11,739	$10,888
09/30/22	$10,624	$9,805
10/31/22	$10,996	$10,100
11/30/22	$12,184	$11,294
12/31/22	$11,698	$11,214
01/31/23	$12,914	$12,125
02/28/23	$12,292	$11,701
03/31/23	$12,833	$11,999
04/30/23	$12,812	$12,217
05/31/23	$12,421	$11,785
06/30/23	$12,846	$12,320
07/31/23	$13,116	$12,824
08/31/23	$12,637	$12,248
09/30/23	$11,934	$11,866
10/31/23	$11,624	$11,378
11/30/23	$12,934	$12,405
12/31/23	$13,505	$13,031
01/31/24	$13,790	$12,904
02/29/24	$14,834	$13,233
03/31/24	$15,349	$13,639
04/30/24	$14,664	$13,424
05/31/24	$15,600	$13,827
06/30/24	$16,061	$13,819
07/31/24	$16,054	$14,143
08/31/24	$16,447	$14,549
09/30/24	$16,576	$14,947
10/31/24	$15,756	$14,221
11/30/24	$15,993	$14,095
12/31/24	$15,206	$13,826
01/31/25	$15,645	$14,385
02/28/25	$15,843	$14,587
03/31/25	$15,249	$14,567
04/30/25	$15,836	$15,105
05/31/25	$16,827	$15,813
06/30/25	$17,755	$16,358
07/31/25	$17,535	$16,316
08/31/25	$17,854	$16,893
09/30/25	$18,909	$17,508
10/31/25	$19,270	$17,865

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 9/17/18
Class R6	22.30	8.21	9.65
MSCI ACWI ex-US Gross Total Return Index	25.62	11.75	8.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos International Growth Fund

Class R6: CIGOX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$287,338,196	101	170%	$2,546,958

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	26.6
Industrials	20.1
Financials	16.5
Consumer Discretionary	11.6
Communication Services	7.5
Health Care	6.9
Materials	4.8
Energy	2.6
Consumer Staples	1.9
Utilities	1.2

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.4
Rolls-Royce Holdings, PLC	3.1
Rheinmetall, AG	2.5
UniCredit, S.p.A.	2.5
SoftBank Group Corp.	2.5
SK Hynix, Inc.	2.4
Mitsubishi Heavy Industries, Ltd.	2.3
Kering SA	2.2
Samsung Electronics Company, Ltd.	2.1
Siemens Energy AG	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRA-R6 25

Calamos International Small Cap Growth Fund

Class A: CAISX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$150	1.35%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong returns and participated in most of the benchmark’s gains, delivering excellent results in a dynamic year for international small-cap equities. International markets experienced a dramatic shift in sentiment during the period, with early 2025’s tariff-driven volatility giving way to renewed optimism as fiscal stimulus, trade negotiations, and easing monetary policy took hold globally. The Fund’s emphasis on companies with stronger growth fundamentals helped actively manage risk during April’s market turbulence and subsequent recovery. Security selection within consumer discretionary and information technology contributed most to relative performance, particularly in casinos & gaming and application software. Conversely, holdings in energy and consumer staples hampered returns. Geographically, the portfolio benefited from strong selection in Europe and Emerging Asia, while selection in Canada detracted from results.

GROWTH OF $10,000

	Class A with sales charge	MSCI ACWI ex-US Gross Total Return Index
03/31/22	$9,524	$10,000
04/30/22	$8,610	$9,378
05/31/22	$8,533	$9,455
06/30/22	$7,590	$8,646
07/31/22	$7,924	$8,945
08/31/22	$7,590	$8,660
09/30/22	$7,019	$7,798
10/31/22	$7,286	$8,033
11/30/22	$7,743	$8,983
12/31/22	$7,596	$8,919
01/31/23	$7,970	$9,644
02/28/23	$7,768	$9,307
03/31/23	$7,826	$9,544
04/30/23	$7,740	$9,717
05/31/23	$7,462	$9,373
06/30/23	$7,721	$9,798
07/31/23	$8,037	$10,200
08/31/23	$7,845	$9,741
09/30/23	$7,472	$9,438
10/31/23	$7,222	$9,050
11/30/23	$8,085	$9,866
12/31/23	$8,602	$10,365
01/31/24	$8,678	$10,263
02/29/24	$9,224	$10,525
03/31/24	$9,435	$10,848
04/30/24	$9,215	$10,677
05/31/24	$9,770	$10,997
06/30/24	$10,019	$10,991
07/31/24	$10,163	$11,249
08/31/24	$10,048	$11,572
09/30/24	$10,134	$11,888
10/31/24	$9,531	$11,311
11/30/24	$9,636	$11,210
12/31/24	$9,464	$10,996
01/31/25	$9,378	$11,441
02/28/25	$9,110	$11,602
03/31/25	$9,042	$11,586
04/30/25	$9,598	$12,013
05/31/25	$10,652	$12,577
06/30/25	$11,332	$13,010
07/31/25	$11,293	$12,977
08/31/25	$11,514	$13,436
09/30/25	$11,820	$13,925
10/31/25	$11,638	$14,209

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class A without sales charge	22.11	5.75
Class A with sales charge	16.27	4.32
MSCI ACWI ex-US Gross Total Return Index	25.62	10.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos International Small Cap Growth Fund

Class A: CAISX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,305,228	67	175%	$59,224

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	30.4
Information Technology	21.3
Financials	10.3
Consumer Discretionary	9.2
Materials	8.7
Health Care	7.4
Communication Services	3.2
Energy	2.0
Utilities	1.5
Real Estate	1.3
Consumer Staples	1.0

TOP 10 HOLDINGS

% OF NET ASSETS

Ibiden Co. Ltd.	3.0
Hyosung Heavy Industries Corp.	2.9
Rakuten Bank Ltd.	2.6
Fincantieri SpA	2.5
Indra Sistemas SA	2.5
Amber Enterprises India, Ltd.	2.3
Hudbay Minerals, Inc.	2.3
BAWAG Group AG	2.3
Life360, Inc.	2.2
Kandenko Co. Ltd.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRA-A 25

Calamos International Small Cap Growth Fund

Class C: CCISX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$232	2.10%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong returns and participated in most of the benchmark’s gains, delivering excellent results in a dynamic year for international small-cap equities. International markets experienced a dramatic shift in sentiment during the period, with early 2025’s tariff-driven volatility giving way to renewed optimism as fiscal stimulus, trade negotiations, and easing monetary policy took hold globally. The Fund’s emphasis on companies with stronger growth fundamentals helped actively manage risk during April’s market turbulence and subsequent recovery. Security selection within consumer discretionary and information technology contributed most to relative performance, particularly in casinos & gaming and application software. Conversely, holdings in energy and consumer staples hampered returns. Geographically, the portfolio benefited from strong selection in Europe and Emerging Asia, while selection in Canada detracted from results.

GROWTH OF $10,000

	Class C with sales charge	MSCI ACWI ex-US Gross Total Return Index
03/31/22	$10,000	$10,000
04/30/22	$9,040	$9,378
05/31/22	$8,950	$9,455
06/30/22	$7,960	$8,646
07/31/22	$8,300	$8,945
08/31/22	$7,950	$8,660
09/30/22	$7,340	$7,798
10/31/22	$7,620	$8,033
11/30/22	$8,080	$8,983
12/31/22	$7,929	$8,919
01/31/23	$8,311	$9,644
02/28/23	$8,089	$9,307
03/31/23	$8,150	$9,544
04/30/23	$8,059	$9,717
05/31/23	$7,768	$9,373
06/30/23	$8,029	$9,798
07/31/23	$8,351	$10,200
08/31/23	$8,150	$9,741
09/30/23	$7,748	$9,438
10/31/23	$7,497	$9,050
11/30/23	$8,381	$9,866
12/31/23	$8,903	$10,365
01/31/24	$8,984	$10,263
02/29/24	$9,547	$10,525
03/31/24	$9,758	$10,848
04/30/24	$9,526	$10,677
05/31/24	$10,089	$10,997
06/30/24	$10,340	$10,991
07/31/24	$10,481	$11,249
08/31/24	$10,350	$11,572
09/30/24	$10,441	$11,888
10/31/24	$9,808	$11,311
11/30/24	$9,908	$11,210
12/31/24	$9,727	$10,996
01/31/25	$9,637	$11,441
02/28/25	$9,356	$11,602
03/31/25	$9,275	$11,586
04/30/25	$9,838	$12,013
05/31/25	$10,923	$12,577
06/30/25	$11,607	$13,010
07/31/25	$11,556	$12,977
08/31/25	$11,777	$13,436
09/30/25	$12,079	$13,925
10/31/25	$11,888	$14,209

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class C without sales charge	21.21	4.94
Class C with sales charge	20.21	4.94
MSCI ACWI ex-US Gross Total Return Index	25.62	10.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos International Small Cap Growth Fund

Class C: CCISX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,305,228	67	175%	$59,224

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	30.4
Information Technology	21.3
Financials	10.3
Consumer Discretionary	9.2
Materials	8.7
Health Care	7.4
Communication Services	3.2
Energy	2.0
Utilities	1.5
Real Estate	1.3
Consumer Staples	1.0

TOP 10 HOLDINGS

% OF NET ASSETS

Ibiden Co. Ltd.	3.0
Hyosung Heavy Industries Corp.	2.9
Rakuten Bank Ltd.	2.6
Fincantieri SpA	2.5
Indra Sistemas SA	2.5
Amber Enterprises India, Ltd.	2.3
Hudbay Minerals, Inc.	2.3
BAWAG Group AG	2.3
Life360, Inc.	2.2
Kandenko Co. Ltd.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRA-C 25

Calamos International Small Cap Growth Fund

Class I: CSGIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$122	1.10%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong returns and participated in most of the benchmark’s gains, delivering excellent results in a dynamic year for international small-cap equities. International markets experienced a dramatic shift in sentiment during the period, with early 2025’s tariff-driven volatility giving way to renewed optimism as fiscal stimulus, trade negotiations, and easing monetary policy took hold globally. The Fund’s emphasis on companies with stronger growth fundamentals helped actively manage risk during April’s market turbulence and subsequent recovery. Security selection within consumer discretionary and information technology contributed most to relative performance, particularly in casinos & gaming and application software. Conversely, holdings in energy and consumer staples hampered returns. Geographically, the portfolio benefited from strong selection in Europe and Emerging Asia, while selection in Canada detracted from results.

GROWTH OF $1,000,000

	Class I	MSCI ACWI ex-US Gross Total Return Index
03/31/22	$1,000,000	$1,000,000
04/30/22	$904,000	$937,839
05/31/22	$897,000	$945,525
06/30/22	$797,000	$864,593
07/31/22	$833,000	$894,513
08/31/22	$798,000	$865,957
09/30/22	$737,000	$779,844
10/31/22	$766,000	$803,271
11/30/22	$814,000	$898,251
12/31/22	$798,545	$891,903
01/31/23	$838,825	$964,387
02/28/23	$816,671	$930,664
03/31/23	$823,720	$954,353
04/30/23	$814,657	$971,667
05/31/23	$786,461	$937,288
06/30/23	$813,650	$979,839
07/31/23	$846,881	$1,019,977
08/31/23	$826,741	$974,120
09/30/23	$787,468	$943,794
10/31/23	$762,293	$904,994
11/30/23	$852,923	$986,634
12/31/23	$907,300	$1,036,465
01/31/24	$916,363	$1,026,313
02/29/24	$973,762	$1,052,481
03/31/24	$995,916	$1,084,775
04/30/24	$972,755	$1,067,710
05/31/24	$1,032,167	$1,099,702
06/30/24	$1,057,342	$1,099,086
07/31/24	$1,073,454	$1,124,887
08/31/24	$1,061,370	$1,157,155
09/30/24	$1,071,440	$1,188,832
10/31/24	$1,006,992	$1,131,091
11/30/24	$1,019,076	$1,121,044
12/31/24	$999,944	$1,099,624
01/31/25	$991,888	$1,144,116
02/28/25	$963,692	$1,160,172
03/31/25	$956,643	$1,158,571
04/30/25	$1,015,048	$1,201,346
05/31/25	$1,127,832	$1,257,683
06/30/25	$1,199,328	$1,301,035
07/31/25	$1,195,300	$1,297,703
08/31/25	$1,219,468	$1,343,573
09/30/25	$1,251,692	$1,392,539
10/31/25	$1,233,566	$1,420,898

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class I	22.50	6.03
MSCI ACWI ex-US Gross Total Return Index	25.62	10.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos International Small Cap Growth Fund

Class I: CSGIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,305,228	67	175%	$59,224

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	30.4
Information Technology	21.3
Financials	10.3
Consumer Discretionary	9.2
Materials	8.7
Health Care	7.4
Communication Services	3.2
Energy	2.0
Utilities	1.5
Real Estate	1.3
Consumer Staples	1.0

TOP 10 HOLDINGS

% OF NET ASSETS

Ibiden Co. Ltd.	3.0
Hyosung Heavy Industries Corp.	2.9
Rakuten Bank Ltd.	2.6
Fincantieri SpA	2.5
Indra Sistemas SA	2.5
Amber Enterprises India, Ltd.	2.3
Hudbay Minerals, Inc.	2.3
BAWAG Group AG	2.3
Life360, Inc.	2.2
Kandenko Co. Ltd.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRA-I 25

Calamos International Small Cap Growth Fund

Class R6: CISOX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$114	1.02%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong returns and participated in most of the benchmark’s gains, delivering excellent results in a dynamic year for international small-cap equities. International markets experienced a dramatic shift in sentiment during the period, with early 2025’s tariff-driven volatility giving way to renewed optimism as fiscal stimulus, trade negotiations, and easing monetary policy took hold globally. The Fund’s emphasis on companies with stronger growth fundamentals helped actively manage risk during April’s market turbulence and subsequent recovery. Security selection within consumer discretionary and information technology contributed most to relative performance, particularly in casinos & gaming and application software. Conversely, holdings in energy and consumer staples hampered returns. Geographically, the portfolio benefited from strong selection in Europe and Emerging Asia, while selection in Canada detracted from results.

GROWTH OF $10,000

	Class R6	MSCI ACWI ex-US Gross Total Return Index
03/31/22	$10,000	$10,000
04/30/22	$9,040	$9,378
05/31/22	$8,970	$9,455
06/30/22	$7,970	$8,646
07/31/22	$8,330	$8,945
08/31/22	$7,980	$8,660
09/30/22	$7,380	$7,798
10/31/22	$7,660	$8,033
11/30/22	$8,140	$8,983
12/31/22	$7,986	$8,919
01/31/23	$8,388	$9,644
02/28/23	$8,167	$9,307
03/31/23	$8,237	$9,544
04/30/23	$8,147	$9,717
05/31/23	$7,875	$9,373
06/30/23	$8,137	$9,798
07/31/23	$8,469	$10,200
08/31/23	$8,268	$9,741
09/30/23	$7,875	$9,438
10/31/23	$7,623	$9,050
11/30/23	$8,529	$9,866
12/31/23	$9,073	$10,365
01/31/24	$9,164	$10,263
02/29/24	$9,738	$10,525
03/31/24	$9,959	$10,848
04/30/24	$9,728	$10,677
05/31/24	$10,322	$10,997
06/30/24	$10,584	$10,991
07/31/24	$10,735	$11,249
08/31/24	$10,614	$11,572
09/30/24	$10,715	$11,888
10/31/24	$10,070	$11,311
11/30/24	$10,191	$11,210
12/31/24	$10,000	$10,996
01/31/25	$9,919	$11,441
02/28/25	$9,637	$11,602
03/31/25	$9,577	$11,586
04/30/25	$10,161	$12,013
05/31/25	$11,289	$12,577
06/30/25	$12,003	$13,010
07/31/25	$11,963	$12,977
08/31/25	$12,205	$13,436
09/30/25	$12,527	$13,925
10/31/25	$12,346	$14,209

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class R6	22.60	6.05
MSCI ACWI ex-US Gross Total Return Index	25.62	10.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos International Small Cap Growth Fund

Class R6: CISOX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,305,228	67	175%	$59,224

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	30.4
Information Technology	21.3
Financials	10.3
Consumer Discretionary	9.2
Materials	8.7
Health Care	7.4
Communication Services	3.2
Energy	2.0
Utilities	1.5
Real Estate	1.3
Consumer Staples	1.0

TOP 10 HOLDINGS

% OF NET ASSETS

Ibiden Co. Ltd.	3.0
Hyosung Heavy Industries Corp.	2.9
Rakuten Bank Ltd.	2.6
Fincantieri SpA	2.5
Indra Sistemas SA	2.5
Amber Enterprises India, Ltd.	2.3
Hudbay Minerals, Inc.	2.3
BAWAG Group AG	2.3
Life360, Inc.	2.2
Kandenko Co. Ltd.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRA-R6 25

Calamos Market Neutral Income Fund

Class A: CVSIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$129	1.24%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong performance, outperforming the Bloomberg US Government/Credit Index with significantly less volatility than the index. The period was marked by significant market volatility, including April’s dramatic tariff-driven selloff that pushed equities down nearly 20% before rebounding swiftly, followed by a calmer environment as Federal Reserve easing commenced and economic resilience persisted. All four Fund strategies—hedged equity, convertible arbitrage, merger arbitrage, and SPAC arbitrage—contributed positively. The Fund’s defensively positioned hedged equity sleeve limited downside during April’s turbulence while capturing upside as markets recovered. Convertible arbitrage capitalized on exceptional new issuance opportunities, with 2025 on pace for historically high volumes, while company-specific volatility provided ideal rebalancing conditions. With limited interest rate sensitivity, the Fund took advantage of market volatility, while elevated short-term rates enhanced option premium capture.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$9,527	$9,999
11/30/15	$9,497	$9,973
12/31/15	$9,474	$9,941
01/31/16	$9,303	$10,078
02/29/16	$9,281	$10,149
03/31/16	$9,489	$10,242
04/30/16	$9,571	$10,282
05/31/16	$9,623	$10,284
06/30/16	$9,651	$10,469
07/31/16	$9,771	$10,535
08/31/16	$9,793	$10,523
09/30/16	$9,820	$10,517
10/31/16	$9,828	$10,436
11/30/16	$9,888	$10,190
12/31/16	$9,920	$10,204
01/31/17	$9,974	$10,224
02/28/17	$10,081	$10,293
03/31/17	$10,092	$10,287
04/30/17	$10,115	$10,367
05/31/17	$10,138	$10,447
06/30/17	$10,187	$10,436
07/31/17	$10,233	$10,481
08/31/17	$10,233	$10,575
09/30/17	$10,263	$10,525
10/31/17	$10,294	$10,531
11/30/17	$10,332	$10,517
12/31/17	$10,375	$10,565
01/31/18	$10,508	$10,444
02/28/18	$10,500	$10,345
03/31/18	$10,506	$10,411
04/30/18	$10,561	$10,334
05/31/18	$10,592	$10,407
06/30/18	$10,592	$10,395
07/31/18	$10,662	$10,397
08/31/18	$10,718	$10,464
09/30/18	$10,731	$10,397
10/31/18	$10,684	$10,314
11/30/18	$10,716	$10,376
12/31/18	$10,534	$10,567
01/31/19	$10,739	$10,679
02/28/19	$10,789	$10,673
03/31/19	$10,830	$10,878
04/30/19	$10,904	$10,880
05/31/19	$10,854	$11,073
06/30/19	$10,981	$11,213
07/31/19	$11,031	$11,237
08/31/19	$11,072	$11,528
09/30/19	$11,087	$11,467
10/31/19	$11,145	$11,502
11/30/19	$11,162	$11,496
12/31/19	$11,206	$11,488
01/31/20	$11,231	$11,709
02/29/20	$11,082	$11,920
03/31/20	$10,775	$11,849
04/30/20	$11,117	$12,060
05/31/20	$11,192	$12,116
06/30/20	$11,317	$12,192
07/31/20	$11,451	$12,375
08/31/20	$11,551	$12,275
09/30/20	$11,559	$12,268
10/31/20	$11,509	$12,213
11/30/20	$11,718	$12,333
12/31/20	$11,787	$12,350
01/31/21	$11,762	$12,261
02/28/21	$11,854	$12,084
03/31/21	$11,938	$11,934
04/30/21	$12,013	$12,028
05/31/21	$12,063	$12,067
06/30/21	$12,087	$12,152
07/31/21	$12,121	$12,288
08/31/21	$12,188	$12,264
09/30/21	$12,150	$12,158
10/31/21	$12,276	$12,155
11/30/21	$12,243	$12,191
12/31/21	$12,341	$12,160
01/31/22	$12,249	$11,898
02/28/22	$12,131	$11,765
03/31/22	$12,173	$11,438
04/30/22	$11,888	$11,004
05/31/22	$11,804	$11,075
06/30/22	$11,471	$10,901
07/31/22	$11,748	$11,168
08/31/22	$11,714	$10,852
09/30/22	$11,434	$10,383
10/31/22	$11,635	$10,249
11/30/22	$11,804	$10,626
12/31/22	$11,787	$10,578
01/31/23	$12,041	$10,903
02/28/23	$12,007	$10,621
03/31/23	$12,152	$10,891
04/30/23	$12,228	$10,957
05/31/23	$12,271	$10,838
06/30/23	$12,476	$10,799
07/31/23	$12,535	$10,791
08/31/23	$12,569	$10,723
09/30/23	$12,564	$10,450
10/31/23	$12,539	$10,285
11/30/23	$12,735	$10,751
12/31/23	$12,838	$11,162
01/31/24	$12,883	$11,132
02/29/24	$12,981	$10,974
03/31/24	$13,068	$11,076
04/30/24	$13,050	$10,796
05/31/24	$13,175	$10,979
06/30/24	$13,257	$11,083
07/31/24	$13,329	$11,342
08/31/24	$13,472	$11,505
09/30/24	$13,582	$11,659
10/31/24	$13,618	$11,370
11/30/24	$13,717	$11,490
12/31/24	$13,753	$11,302
01/31/25	$13,844	$11,362
02/28/25	$13,916	$11,612
03/31/25	$13,930	$11,616
04/30/25	$13,949	$11,662
05/31/25	$14,131	$11,578
06/30/25	$14,212	$11,756
07/31/25	$14,312	$11,725
08/31/25	$14,394	$11,866
09/30/25	$14,492	$11,995
10/31/25	$14,611	$12,070

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	7.29	4.89	4.37
Class A with sales charge	4.87	4.41	3.86
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Market Neutral Income Fund

Class A: CVSIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$16,992,904,297	989	43%	$104,424,957

WHAT DID THE FUND INVEST IN?

The Fund combined two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 53% of the Fund’s allocation on average during the annual period, followed by convertible arbitrage (42%), merger arbitrage (4%), and SPAC arbitrage (1%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.4
Consumer Discretionary	14.5
Financials	11.1
Communication Services	10.1
Industrials	8.6
Health Care	7.8
Utilities	6.2
Consumer Staples	3.7
Other	3.4
Energy	2.0
Materials	1.5
Real Estate	1.5
Special Purpose Acquisition Companies	0.7

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.2
Apple, Inc.	4.1
Microsoft Corp.	4.0
Amazon.com, Inc.	2.4
Calamos Short-Term Bond Fund - Class I	2.0
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.8
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.6
Alphabet, Inc. - Class A	1.5
Meta Platforms, Inc. - Class A	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRA-A 25

Calamos Market Neutral Income Fund

Class C: CVSCX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$205	1.99%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong performance, outperforming the Bloomberg US Government/Credit Index with significantly less volatility than the index. The period was marked by significant market volatility, including April’s dramatic tariff-driven selloff that pushed equities down nearly 20% before rebounding swiftly, followed by a calmer environment as Federal Reserve easing commenced and economic resilience persisted. All four Fund strategies—hedged equity, convertible arbitrage, merger arbitrage, and SPAC arbitrage—contributed positively. The Fund’s defensively positioned hedged equity sleeve limited downside during April’s turbulence while capturing upside as markets recovered. Convertible arbitrage capitalized on exceptional new issuance opportunities, with 2025 on pace for historically high volumes, while company-specific volatility provided ideal rebalancing conditions. With limited interest rate sensitivity, the Fund took advantage of market volatility, while elevated short-term rates enhanced option premium capture.

GROWTH OF $10,000

	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$10,000	$9,999
11/30/15	$9,970	$9,973
12/31/15	$9,934	$9,941
01/31/16	$9,750	$10,078
02/29/16	$9,720	$10,149
03/31/16	$9,932	$10,242
04/30/16	$10,016	$10,282
05/31/16	$10,062	$10,284
06/30/16	$10,087	$10,469
07/31/16	$10,202	$10,535
08/31/16	$10,218	$10,523
09/30/16	$10,241	$10,517
10/31/16	$10,241	$10,436
11/30/16	$10,295	$10,190
12/31/16	$10,324	$10,204
01/31/17	$10,379	$10,224
02/28/17	$10,480	$10,293
03/31/17	$10,489	$10,287
04/30/17	$10,505	$10,367
05/31/17	$10,520	$10,447
06/30/17	$10,567	$10,436
07/31/17	$10,606	$10,481
08/31/17	$10,598	$10,575
09/30/17	$10,625	$10,525
10/31/17	$10,648	$10,531
11/30/17	$10,680	$10,517
12/31/17	$10,719	$10,565
01/31/18	$10,854	$10,444
02/28/18	$10,830	$10,345
03/31/18	$10,830	$10,411
04/30/18	$10,886	$10,334
05/31/18	$10,910	$10,407
06/30/18	$10,906	$10,395
07/31/18	$10,970	$10,397
08/31/18	$11,018	$10,464
09/30/18	$11,027	$10,397
10/31/18	$10,971	$10,314
11/30/18	$10,995	$10,376
12/31/18	$10,797	$10,567
01/31/19	$11,003	$10,679
02/28/19	$11,053	$10,673
03/31/19	$11,088	$10,878
04/30/19	$11,154	$10,880
05/31/19	$11,097	$11,073
06/30/19	$11,219	$11,213
07/31/19	$11,269	$11,237
08/31/19	$11,302	$11,528
09/30/19	$11,303	$11,467
10/31/19	$11,362	$11,502
11/30/19	$11,362	$11,496
12/31/19	$11,409	$11,488
01/31/20	$11,425	$11,709
02/29/20	$11,259	$11,920
03/31/20	$10,948	$11,849
04/30/20	$11,289	$12,060
05/31/20	$11,355	$12,116
06/30/20	$11,475	$12,192
07/31/20	$11,608	$12,375
08/31/20	$11,700	$12,275
09/30/20	$11,700	$12,268
10/31/20	$11,641	$12,213
11/30/20	$11,850	$12,333
12/31/20	$11,908	$12,350
01/31/21	$11,875	$12,261
02/28/21	$11,966	$12,084
03/31/21	$12,033	$11,934
04/30/21	$12,108	$12,028
05/31/21	$12,149	$12,067
06/30/21	$12,159	$12,152
07/31/21	$12,184	$12,288
08/31/21	$12,251	$12,264
09/30/21	$12,201	$12,158
10/31/21	$12,326	$12,155
11/30/21	$12,276	$12,191
12/31/21	$12,376	$12,160
01/31/22	$12,276	$11,898
02/28/22	$12,151	$11,765
03/31/22	$12,184	$11,438
04/30/22	$11,893	$11,004
05/31/22	$11,801	$11,075
06/30/22	$11,460	$10,901
07/31/22	$11,726	$11,168
08/31/22	$11,684	$10,852
09/30/22	$11,401	$10,383
10/31/22	$11,593	$10,249
11/30/22	$11,751	$10,626
12/31/22	$11,728	$10,578
01/31/23	$11,979	$10,903
02/28/23	$11,937	$10,621
03/31/23	$12,071	$10,891
04/30/23	$12,138	$10,957
05/31/23	$12,171	$10,838
06/30/23	$12,367	$10,799
07/31/23	$12,417	$10,791
08/31/23	$12,450	$10,723
09/30/23	$12,430	$10,450
10/31/23	$12,396	$10,285
11/30/23	$12,581	$10,751
12/31/23	$12,683	$11,162
01/31/24	$12,718	$11,132
02/29/24	$12,806	$10,974
03/31/24	$12,885	$11,076
04/30/24	$12,859	$10,796
05/31/24	$12,973	$10,979
06/30/24	$13,046	$11,083
07/31/24	$13,107	$11,342
08/31/24	$13,239	$11,505
09/30/24	$13,346	$11,659
10/31/24	$13,364	$11,370
11/30/24	$13,452	$11,490
12/31/24	$13,487	$11,302
01/31/25	$13,566	$11,362
02/28/25	$13,629	$11,612
03/31/25	$13,629	$11,616
04/30/25	$13,637	$11,662
05/31/25	$13,806	$11,578
06/30/25	$13,885	$11,756
07/31/25	$13,973	$11,725
08/31/25	$14,044	$11,866
09/30/25	$14,122	$11,995
10/31/25	$14,228	$12,070

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	6.47	4.09	3.59
Class C with sales charge	5.47	4.09	3.59
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Market Neutral Income Fund

Class C: CVSCX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$16,992,904,297	989	43%	$104,424,957

WHAT DID THE FUND INVEST IN?

The Fund combined two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 53% of the Fund’s allocation on average during the annual period, followed by convertible arbitrage (42%), merger arbitrage (4%), and SPAC arbitrage (1%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.4
Consumer Discretionary	14.5
Financials	11.1
Communication Services	10.1
Industrials	8.6
Health Care	7.8
Utilities	6.2
Consumer Staples	3.7
Other	3.4
Energy	2.0
Materials	1.5
Real Estate	1.5
Special Purpose Acquisition Companies	0.7

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.2
Apple, Inc.	4.1
Microsoft Corp.	4.0
Amazon.com, Inc.	2.4
Calamos Short-Term Bond Fund - Class I	2.0
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.8
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.6
Alphabet, Inc. - Class A	1.5
Meta Platforms, Inc. - Class A	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRA-C 25

Calamos Market Neutral Income Fund

Class I: CMNIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$104	1.00%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong performance, outperforming the Bloomberg US Government/Credit Index with significantly less volatility than the index. The period was marked by significant market volatility, including April’s dramatic tariff-driven selloff that pushed equities down nearly 20% before rebounding swiftly, followed by a calmer environment as Federal Reserve easing commenced and economic resilience persisted. All four Fund strategies—hedged equity, convertible arbitrage, merger arbitrage, and SPAC arbitrage—contributed positively. The Fund’s defensively positioned hedged equity sleeve limited downside during April’s turbulence while capturing upside as markets recovered. Convertible arbitrage capitalized on exceptional new issuance opportunities, with 2025 on pace for historically high volumes, while company-specific volatility provided ideal rebalancing conditions. With limited interest rate sensitivity, the Fund took advantage of market volatility, while elevated short-term rates enhanced option premium capture.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$997,682	$997,356
12/31/15	$995,023	$994,134
01/31/16	$977,677	$1,007,812
02/29/16	$975,312	$1,014,963
03/31/16	$997,310	$1,024,272
04/30/16	$1,006,010	$1,028,206
05/31/16	$1,012,337	$1,028,470
06/30/16	$1,015,139	$1,046,949
07/31/16	$1,027,838	$1,053,568
08/31/16	$1,030,219	$1,052,365
09/30/16	$1,033,818	$1,051,746
10/31/16	$1,033,818	$1,043,701
11/30/16	$1,040,987	$1,019,016
12/31/16	$1,045,123	$1,020,451
01/31/17	$1,050,808	$1,022,455
02/28/17	$1,062,177	$1,029,327
03/31/17	$1,064,123	$1,028,785
04/30/17	$1,066,567	$1,036,726
05/31/17	$1,069,012	$1,044,703
06/30/17	$1,074,179	$1,043,655
07/31/17	$1,079,080	$1,048,147
08/31/17	$1,079,080	$1,057,544
09/30/17	$1,083,005	$1,052,510
10/31/17	$1,086,282	$1,053,119
11/30/17	$1,090,378	$1,051,766
12/31/17	$1,094,790	$1,056,594
01/31/18	$1,109,868	$1,044,424
02/28/18	$1,109,030	$1,034,526
03/31/18	$1,109,495	$1,041,161
04/30/18	$1,116,209	$1,033,416
05/31/18	$1,119,566	$1,040,789
06/30/18	$1,120,189	$1,039,509
07/31/18	$1,126,921	$1,039,757
08/31/18	$1,132,813	$1,046,448
09/30/18	$1,135,016	$1,039,710
10/31/18	$1,129,941	$1,031,495
11/30/18	$1,133,324	$1,037,650
12/31/18	$1,114,512	$1,056,713
01/31/19	$1,136,503	$1,067,938
02/28/19	$1,142,660	$1,067,318
03/31/19	$1,146,821	$1,087,811
04/30/19	$1,154,760	$1,088,090
05/31/19	$1,150,349	$1,107,406
06/30/19	$1,163,788	$1,121,310
07/31/19	$1,169,099	$1,123,778
08/31/19	$1,174,409	$1,152,899
09/30/19	$1,175,911	$1,146,760
10/31/19	$1,182,133	$1,150,214
11/30/19	$1,183,910	$1,149,626
12/31/19	$1,189,490	$1,148,825
01/31/20	$1,192,171	$1,170,934
02/29/20	$1,176,085	$1,192,011
03/31/20	$1,143,903	$1,184,994
04/30/20	$1,180,687	$1,206,060
05/31/20	$1,188,762	$1,211,673
06/30/20	$1,202,034	$1,219,309
07/31/20	$1,216,430	$1,237,520
08/31/20	$1,228,127	$1,227,529
09/30/20	$1,229,026	$1,226,858
10/31/20	$1,223,628	$1,221,379
11/30/20	$1,246,121	$1,233,363
12/31/20	$1,253,154	$1,235,062
01/31/21	$1,251,350	$1,226,207
02/28/21	$1,262,176	$1,208,502
03/31/21	$1,270,296	$1,193,410
04/30/21	$1,279,318	$1,202,838
05/31/21	$1,284,731	$1,206,767
06/30/21	$1,287,160	$1,215,246
07/31/21	$1,290,778	$1,228,835
08/31/21	$1,298,014	$1,226,496
09/30/21	$1,294,747	$1,215,875
10/31/21	$1,308,329	$1,215,540
11/30/21	$1,304,707	$1,219,139
12/31/21	$1,316,124	$1,216,020
01/31/22	$1,306,154	$1,189,822
02/28/22	$1,294,370	$1,176,547
03/31/22	$1,298,298	$1,143,858
04/30/22	$1,269,286	$1,100,451
05/31/22	$1,260,220	$1,107,545
06/30/22	$1,224,158	$1,090,171
07/31/22	$1,254,104	$1,116,808
08/31/22	$1,251,382	$1,085,255
09/30/22	$1,221,843	$1,038,363
10/31/22	$1,242,752	$1,024,912
11/30/22	$1,261,844	$1,062,604
12/31/22	$1,260,015	$1,057,813
01/31/23	$1,287,486	$1,090,357
02/28/23	$1,283,824	$1,062,165
03/31/23	$1,299,438	$1,089,143
04/30/23	$1,308,608	$1,095,747
05/31/23	$1,313,193	$1,083,815
06/30/23	$1,335,368	$1,079,947
07/31/23	$1,341,806	$1,079,199
08/31/23	$1,346,404	$1,072,306
09/30/23	$1,344,911	$1,045,054
10/31/23	$1,343,063	$1,028,563
11/30/23	$1,364,323	$1,075,140
12/31/23	$1,375,507	$1,116,297
01/31/24	$1,381,328	$1,113,230
02/29/24	$1,391,998	$1,097,503
03/31/24	$1,401,346	$1,107,638
04/30/24	$1,399,403	$1,079,658
05/31/24	$1,413,980	$1,097,962
06/30/24	$1,422,858	$1,108,361
07/31/24	$1,430,660	$1,134,249
08/31/24	$1,445,289	$1,150,545
09/30/24	$1,458,122	$1,165,952
10/31/24	$1,462,037	$1,137,038
11/30/24	$1,472,801	$1,149,058
12/31/24	$1,477,677	$1,130,253
01/31/25	$1,487,574	$1,136,248
02/28/25	$1,496,482	$1,161,248
03/31/25	$1,496,957	$1,161,687
04/30/25	$1,499,931	$1,166,251
05/31/25	$1,518,767	$1,157,902
06/30/25	$1,528,580	$1,175,705
07/31/25	$1,539,519	$1,172,602
08/31/25	$1,549,464	$1,186,631
09/30/25	$1,559,173	$1,199,575
10/31/25	$1,573,139	$1,207,067

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	7.60	5.15	4.63
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Market Neutral Income Fund

Class I: CMNIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$16,992,904,297	989	43%	$104,424,957

WHAT DID THE FUND INVEST IN?

The Fund combined two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 53% of the Fund’s allocation on average during the annual period, followed by convertible arbitrage (42%), merger arbitrage (4%), and SPAC arbitrage (1%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.4
Consumer Discretionary	14.5
Financials	11.1
Communication Services	10.1
Industrials	8.6
Health Care	7.8
Utilities	6.2
Consumer Staples	3.7
Other	3.4
Energy	2.0
Materials	1.5
Real Estate	1.5
Special Purpose Acquisition Companies	0.7

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.2
Apple, Inc.	4.1
Microsoft Corp.	4.0
Amazon.com, Inc.	2.4
Calamos Short-Term Bond Fund - Class I	2.0
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.8
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.6
Alphabet, Inc. - Class A	1.5
Meta Platforms, Inc. - Class A	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRA-I 25

Calamos Market Neutral Income Fund

Class R6: CVSOX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$95	0.91%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong performance, outperforming the Bloomberg US Government/Credit Index with significantly less volatility than the index. The period was marked by significant market volatility, including April’s dramatic tariff-driven selloff that pushed equities down nearly 20% before rebounding swiftly, followed by a calmer environment as Federal Reserve easing commenced and economic resilience persisted. All four Fund strategies—hedged equity, convertible arbitrage, merger arbitrage, and SPAC arbitrage—contributed positively. The Fund’s defensively positioned hedged equity sleeve limited downside during April’s turbulence while capturing upside as markets recovered. Convertible arbitrage capitalized on exceptional new issuance opportunities, with 2025 on pace for historically high volumes, while company-specific volatility provided ideal rebalancing conditions. With limited interest rate sensitivity, the Fund took advantage of market volatility, while elevated short-term rates enhanced option premium capture.

GROWTH OF $10,000

	Class R6	Bloomberg U.S. Aggregate Bond Index
06/23/20	$10,000	$10,001
06/30/20	$10,007	$10,027
07/31/20	$10,135	$10,177
08/31/20	$10,225	$10,095
09/30/20	$10,232	$10,089
10/31/20	$10,195	$10,044
11/30/20	$10,382	$10,143
12/31/20	$10,444	$10,157
01/31/21	$10,422	$10,084
02/28/21	$10,512	$9,938
03/31/21	$10,587	$9,814
04/30/21	$10,662	$9,892
05/31/21	$10,707	$9,924
06/30/21	$10,729	$9,994
07/31/21	$10,760	$10,105
08/31/21	$10,820	$10,086
09/30/21	$10,795	$9,999
10/31/21	$10,908	$9,996
11/30/21	$10,878	$10,026
12/31/21	$10,967	$10,000
01/31/22	$10,892	$9,784
02/28/22	$10,793	$9,675
03/31/22	$10,828	$9,407
04/30/22	$10,579	$9,050
05/31/22	$10,503	$9,108
06/30/22	$10,212	$8,965
07/31/22	$10,462	$9,184
08/31/22	$10,439	$8,925
09/30/22	$10,195	$8,539
10/31/22	$10,369	$8,428
11/30/22	$10,528	$8,738
12/31/22	$10,516	$8,699
01/31/23	$10,745	$8,967
02/28/23	$10,714	$8,735
03/31/23	$10,847	$8,957
04/30/23	$10,923	$9,011
05/31/23	$10,962	$8,913
06/30/23	$11,149	$8,881
07/31/23	$11,203	$8,875
08/31/23	$11,233	$8,818
09/30/23	$11,231	$8,594
10/31/23	$11,207	$8,458
11/30/23	$11,385	$8,841
12/31/23	$11,488	$9,180
01/31/24	$11,529	$9,155
02/29/24	$11,618	$9,025
03/31/24	$11,698	$9,109
04/30/24	$11,690	$8,879
05/31/24	$11,804	$9,029
06/30/24	$11,880	$9,115
07/31/24	$11,954	$9,327
08/31/24	$12,076	$9,461
09/30/24	$12,185	$9,588
10/31/24	$12,210	$9,350
11/30/24	$12,308	$9,449
12/31/24	$12,343	$9,295
01/31/25	$12,434	$9,344
02/28/25	$12,500	$9,550
03/31/25	$12,507	$9,553
04/30/25	$12,532	$9,591
05/31/25	$12,697	$9,522
06/30/25	$12,774	$9,668
07/31/25	$12,874	$9,643
08/31/25	$12,949	$9,758
09/30/25	$13,033	$9,865
10/31/25	$13,150	$9,926

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 6/23/20
Class R6	7.70	5.22	5.24
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	-0.14

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Market Neutral Income Fund

Class R6: CVSOX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$16,992,904,297	989	43%	$104,424,957

WHAT DID THE FUND INVEST IN?

The Fund combined two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 53% of the Fund’s allocation on average during the annual period, followed by convertible arbitrage (42%), merger arbitrage (4%), and SPAC arbitrage (1%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.4
Consumer Discretionary	14.5
Financials	11.1
Communication Services	10.1
Industrials	8.6
Health Care	7.8
Utilities	6.2
Consumer Staples	3.7
Other	3.4
Energy	2.0
Materials	1.5
Real Estate	1.5
Special Purpose Acquisition Companies	0.7

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.2
Apple, Inc.	4.1
Microsoft Corp.	4.0
Amazon.com, Inc.	2.4
Calamos Short-Term Bond Fund - Class I	2.0
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.8
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.6
Alphabet, Inc. - Class A	1.5
Meta Platforms, Inc. - Class A	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRA-R6 25

Calamos Phineus Long/Short Fund

Class A (With Predecessor): CPLSX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$239	2.29%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered solid returns and reduced investor volatility in a year marked by dramatic geopolitical headlines. Benefiting from active long/short positioning (with an average net equity exposure of just over 20% during the period), the Fund navigated turbulence and uncertainty, delivering a steadying effect during selloffs while still participating in market recoveries. Impressively in Q1 2025, the Fund’s Class A shares at NAV delivered a positive returns of +0.94% as the S&P 500 dropped -4.27%. In Q2 2025, the Fund gained +8.82% as the S&P 500 rallied +10.94%. The Fund took a more cautious stance late in the reporting period, as market participants continued to reward stocks with optimistic forecasts and high valuations.

GROWTH OF $10,000

	Class A with sales charge	S&P 500 Total Return Index
10/31/15	$9,521	$10,000
11/30/15	$9,188	$10,029
12/31/15	$8,889	$9,871
01/31/16	$8,342	$9,381
02/29/16	$8,462	$9,369
03/31/16	$8,829	$10,004
04/30/16	$8,966	$10,043
05/31/16	$8,974	$10,223
06/30/16	$8,342	$10,250
07/31/16	$8,726	$10,628
08/31/16	$8,991	$10,643
09/30/16	$9,026	$10,645
10/31/16	$9,205	$10,451
11/30/16	$9,863	$10,838
12/31/16	$9,999	$11,052
01/31/17	$10,008	$11,261
02/28/17	$10,163	$11,709
03/31/17	$10,283	$11,722
04/30/17	$10,361	$11,843
05/31/17	$10,214	$12,009
06/30/17	$10,628	$12,084
07/31/17	$10,611	$12,333
08/31/17	$10,456	$12,370
09/30/17	$10,671	$12,626
10/31/17	$10,628	$12,920
11/30/17	$10,697	$13,317
12/31/17	$10,888	$13,465
01/31/18	$11,141	$14,235
02/28/18	$11,045	$13,711
03/31/18	$11,080	$13,362
04/30/18	$11,098	$13,414
05/31/18	$10,958	$13,737
06/30/18	$10,880	$13,821
07/31/18	$11,010	$14,336
08/31/18	$10,932	$14,803
09/30/18	$10,661	$14,887
10/31/18	$10,592	$13,869
11/30/18	$10,670	$14,152
12/31/18	$10,218	$12,874
01/31/19	$10,680	$13,906
02/28/19	$10,671	$14,352
03/31/19	$10,553	$14,631
04/30/19	$10,717	$15,224
05/31/19	$10,717	$14,256
06/30/19	$10,771	$15,261
07/31/19	$10,852	$15,480
08/31/19	$10,644	$15,235
09/30/19	$10,562	$15,520
10/31/19	$10,544	$15,856
11/30/19	$10,717	$16,432
12/31/19	$10,600	$16,928
01/31/20	$10,555	$16,921
02/29/20	$10,301	$15,528
03/31/20	$9,375	$13,610
04/30/20	$10,165	$15,355
05/31/20	$10,437	$16,086
06/30/20	$10,519	$16,406
07/31/20	$10,137	$17,331
08/31/20	$10,528	$18,577
09/30/20	$10,174	$17,871
10/31/20	$10,147	$17,396
11/30/20	$12,089	$19,300
12/31/20	$12,670	$20,042
01/31/21	$11,916	$19,840
02/28/21	$13,514	$20,387
03/31/21	$14,240	$21,280
04/30/21	$14,648	$22,416
05/31/21	$14,775	$22,572
06/30/21	$14,076	$23,099
07/31/21	$13,813	$23,648
08/31/21	$13,958	$24,367
09/30/21	$14,149	$23,234
10/31/21	$14,022	$24,861
11/30/21	$13,232	$24,689
12/31/21	$13,586	$25,796
01/31/22	$14,594	$24,461
02/28/22	$14,712	$23,728
03/31/22	$14,585	$24,609
04/30/22	$14,013	$22,463
05/31/22	$13,976	$22,505
06/30/22	$12,960	$20,647
07/31/22	$13,550	$22,551
08/31/22	$13,341	$21,631
09/30/22	$12,543	$19,639
10/31/22	$13,260	$21,229
11/30/22	$14,004	$22,415
12/31/22	$13,432	$21,124
01/31/23	$14,276	$22,451
02/28/23	$14,122	$21,903
03/31/23	$13,704	$22,707
04/30/23	$13,831	$23,062
05/31/23	$13,650	$23,162
06/30/23	$14,394	$24,693
07/31/23	$14,467	$25,486
08/31/23	$14,094	$25,080
09/30/23	$13,895	$23,884
10/31/23	$13,541	$23,382
11/30/23	$14,076	$25,518
12/31/23	$14,465	$26,677
01/31/24	$14,760	$27,125
02/29/24	$14,889	$28,573
03/31/24	$15,304	$29,493
04/30/24	$15,489	$28,288
05/31/24	$15,471	$29,691
06/30/24	$15,332	$30,756
07/31/24	$15,563	$31,131
08/31/24	$15,572	$31,886
09/30/24	$15,517	$32,567
10/31/24	$15,683	$32,271
11/30/24	$15,766	$34,166
12/31/24	$15,705	$33,351
01/31/25	$16,335	$34,280
02/28/25	$15,951	$33,833
03/31/25	$15,853	$31,926
04/30/25	$16,000	$31,710
05/31/25	$16,680	$33,706
06/30/25	$17,251	$35,420
07/31/25	$17,398	$36,215
08/31/25	$17,605	$36,949
09/30/25	$17,467	$38,298
10/31/25	$17,064	$39,194

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	8.81	10.96	6.01
Class A with sales charge	3.62	9.88	5.49
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Phineus Long/Short Fund

Class A (With Predecessor): CPLSX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,132,891,247	79	347%	$13,043,780

WHAT DID THE FUND INVEST IN?

The Fund maintained a higher level of diversification than broad equity indices, with more measured participation in mega-cap, AI-related stocks that investors continued to bid up. The Fund’s cyclical positioning captures AI spillover effects without direct exposure to the unsustainable capex dynamics at the ecosystem’s core.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	38.9
Information Technology	24.0
Consumer Discretionary	12.9
Communication Services	9.9
Financials	8.2
Health Care	7.2
Materials	3.2
Other	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Amazon.com, Inc.	6.0
Alphabet, Inc. - Class A	5.9
NVIDIA Corp.	5.6
Microsoft Corp.	5.3
L3Harris Technologies, Inc.	4.3
Oracle Corp.	4.3
United Airlines Holdings, Inc.	3.9
3M Co.	3.9
Boeing Co.	3.5
Wells Fargo & Co.	3.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | PLSTSRA-A 25

Calamos Phineus Long/Short Fund

Class C (With Predecessor): CPCLX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$318	3.06%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered solid returns and reduced investor volatility in a year marked by dramatic geopolitical headlines. Benefiting from active long/short positioning (with an average net equity exposure of just over 20% during the period), the Fund navigated turbulence and uncertainty, delivering a steadying effect during selloffs while still participating in market recoveries. Impressively in Q1 2025, the Fund’s Class C shares at NAV delivered a positive returns of +0.73% as the S&P 500 dropped -4.27%. In Q2 2025, the Fund gained +8.61% as the S&P 500 rallied +10.94%. The Fund took a more cautious stance late in the reporting period, as market participants continued to reward stocks with optimistic forecasts and high valuations.

GROWTH OF $10,000

	Class C with sales charge	S&P 500 Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$9,646	$10,029
12/31/15	$9,322	$9,871
01/31/16	$8,745	$9,381
02/29/16	$8,862	$9,369
03/31/16	$9,241	$10,004
04/30/16	$9,387	$10,043
05/31/16	$9,387	$10,223
06/30/16	$8,725	$10,250
07/31/16	$9,119	$10,628
08/31/16	$9,387	$10,643
09/30/16	$9,423	$10,645
10/31/16	$9,602	$10,451
11/30/16	$10,282	$10,838
12/31/16	$10,415	$11,052
01/31/17	$10,415	$11,261
02/28/17	$10,569	$11,709
03/31/17	$10,686	$11,722
04/30/17	$10,767	$11,843
05/31/17	$10,605	$12,009
06/30/17	$11,020	$12,084
07/31/17	$11,011	$12,333
08/31/17	$10,839	$12,370
09/30/17	$11,047	$12,626
10/31/17	$11,002	$12,920
11/30/17	$11,065	$13,317
12/31/17	$11,256	$13,465
01/31/18	$11,512	$14,235
02/28/18	$11,402	$13,711
03/31/18	$11,430	$13,362
04/30/18	$11,448	$13,414
05/31/18	$11,293	$13,737
06/30/18	$11,201	$13,821
07/31/18	$11,329	$14,336
08/31/18	$11,238	$14,803
09/30/18	$10,954	$14,887
10/31/18	$10,881	$13,869
11/30/18	$10,954	$14,152
12/31/18	$10,490	$12,874
01/31/19	$10,947	$13,906
02/28/19	$10,937	$14,352
03/31/19	$10,804	$14,631
04/30/19	$10,966	$15,224
05/31/19	$10,956	$14,256
06/30/19	$11,013	$15,261
07/31/19	$11,080	$15,480
08/31/19	$10,871	$15,235
09/30/19	$10,775	$15,520
10/31/19	$10,756	$15,856
11/30/19	$10,918	$16,432
12/31/19	$10,794	$16,928
01/31/20	$10,737	$16,921
02/29/20	$10,471	$15,528
03/31/20	$9,531	$13,610
04/30/20	$10,319	$15,355
05/31/20	$10,595	$16,086
06/30/20	$10,671	$16,406
07/31/20	$10,272	$17,331
08/31/20	$10,661	$18,577
09/30/20	$10,300	$17,871
10/31/20	$10,262	$17,396
11/30/20	$12,229	$19,300
12/31/20	$12,799	$20,042
01/31/21	$12,039	$19,840
02/28/21	$13,645	$20,387
03/31/21	$14,367	$21,280
04/30/21	$14,776	$22,416
05/31/21	$14,890	$22,572
06/30/21	$14,168	$23,099
07/31/21	$13,902	$23,648
08/31/21	$14,035	$24,367
09/30/21	$14,225	$23,234
10/31/21	$14,092	$24,861
11/30/21	$13,284	$24,689
12/31/21	$13,636	$25,796
01/31/22	$14,633	$24,461
02/28/22	$14,738	$23,728
03/31/22	$14,605	$24,609
04/30/22	$14,025	$22,463
05/31/22	$13,978	$22,505
06/30/22	$12,951	$20,647
07/31/22	$13,531	$22,551
08/31/22	$13,322	$21,631
09/30/22	$12,514	$19,639
10/31/22	$13,218	$21,229
11/30/22	$13,959	$22,415
12/31/22	$13,370	$21,124
01/31/23	$14,206	$22,451
02/28/23	$14,044	$21,903
03/31/23	$13,626	$22,707
04/30/23	$13,740	$23,062
05/31/23	$13,550	$23,162
06/30/23	$14,282	$24,693
07/31/23	$14,339	$25,486
08/31/23	$13,959	$25,080
09/30/23	$13,759	$23,884
10/31/23	$13,398	$23,382
11/30/23	$13,921	$25,518
12/31/23	$14,293	$26,677
01/31/24	$14,581	$27,125
02/29/24	$14,696	$28,573
03/31/24	$15,099	$29,493
04/30/24	$15,272	$28,288
05/31/24	$15,243	$29,691
06/30/24	$15,090	$30,756
07/31/24	$15,310	$31,131
08/31/24	$15,310	$31,886
09/30/24	$15,253	$32,567
10/31/24	$15,397	$32,271
11/30/24	$15,473	$34,166
12/31/24	$15,407	$33,351
01/31/25	$16,008	$34,280
02/28/25	$15,631	$33,833
03/31/25	$15,519	$31,926
04/30/25	$15,662	$31,710
05/31/25	$16,304	$33,706
06/30/25	$16,855	$35,420
07/31/25	$16,997	$36,215
08/31/25	$17,191	$36,949
09/30/25	$17,038	$38,298
10/31/25	$16,641	$39,194

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	8.08	10.15	5.22
Class C with sales charge	7.08	10.15	5.22
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Phineus Long/Short Fund

Class C (With Predecessor): CPCLX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,132,891,247	79	347%	$13,043,780

WHAT DID THE FUND INVEST IN?

The Fund maintained a higher level of diversification than broad equity indices, with more measured participation in mega-cap, AI-related stocks that investors continued to bid up. The Fund’s cyclical positioning captures AI spillover effects without direct exposure to the unsustainable capex dynamics at the ecosystem’s core.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	38.9
Information Technology	24.0
Consumer Discretionary	12.9
Communication Services	9.9
Financials	8.2
Health Care	7.2
Materials	3.2
Other	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Amazon.com, Inc.	6.0
Alphabet, Inc. - Class A	5.9
NVIDIA Corp.	5.6
Microsoft Corp.	5.3
L3Harris Technologies, Inc.	4.3
Oracle Corp.	4.3
United Airlines Holdings, Inc.	3.9
3M Co.	3.9
Boeing Co.	3.5
Wells Fargo & Co.	3.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | PLSTSRA-C 25

Calamos Phineus Long/Short Fund

Class I (With Predecessor): CPLIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$213	2.04%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered solid returns and reduced investor volatility in a year marked by dramatic geopolitical headlines. Benefiting from active long/short positioning (with an average net equity exposure of just over 20% during the period), the Fund navigated turbulence and uncertainty, delivering a steadying effect during selloffs while still participating in market recoveries. Impressively in Q1 2025, the Fund’s Class I shares at NAV delivered positive returns of (+0.93%) as the S&P 500 dropped -4.27%. In Q2 2025, the Fund gained +8.93% as the S&P 500 rallied +10.94%. The Fund took a more cautious stance late in the reporting period, as market participants continued to reward stocks with optimistic forecasts and high valuations.

GROWTH OF $1,000,000

	Class I	S&P 500 Total Return Index
10/31/15	$1,000,000	$999,999
11/30/15	$965,474	$1,002,973
12/31/15	$933,814	$987,154
01/31/16	$876,798	$938,168
02/29/16	$889,286	$936,902
03/31/16	$927,985	$1,000,459
04/30/16	$942,833	$1,004,339
05/31/16	$944,631	$1,022,374
06/30/16	$878,120	$1,025,024
07/31/16	$919,464	$1,062,815
08/31/16	$947,327	$1,064,308
09/30/16	$950,922	$1,064,507
10/31/16	$970,696	$1,045,090
11/30/16	$1,039,903	$1,083,795
12/31/16	$1,054,171	$1,105,216
01/31/17	$1,055,078	$1,126,178
02/28/17	$1,071,393	$1,170,897
03/31/17	$1,084,083	$1,172,260
04/30/17	$1,093,148	$1,184,300
05/31/17	$1,077,738	$1,200,966
06/30/17	$1,121,247	$1,208,462
07/31/17	$1,120,340	$1,233,312
08/31/17	$1,104,025	$1,237,088
09/30/17	$1,126,685	$1,262,607
10/31/17	$1,123,060	$1,292,069
11/30/17	$1,130,311	$1,331,697
12/31/17	$1,151,324	$1,346,503
01/31/18	$1,177,928	$1,423,595
02/28/18	$1,167,837	$1,371,127
03/31/18	$1,171,507	$1,336,282
04/30/18	$1,173,341	$1,341,409
05/31/18	$1,158,663	$1,373,713
06/30/18	$1,150,407	$1,382,168
07/31/18	$1,165,085	$1,433,605
08/31/18	$1,156,828	$1,480,317
09/30/18	$1,128,389	$1,488,743
10/31/18	$1,121,967	$1,386,988
11/30/18	$1,130,224	$1,415,252
12/31/18	$1,082,952	$1,287,469
01/31/19	$1,131,571	$1,390,640
02/28/19	$1,130,617	$1,435,291
03/31/19	$1,118,224	$1,463,181
04/30/19	$1,136,337	$1,522,424
05/31/19	$1,136,337	$1,425,677
06/30/19	$1,143,010	$1,526,154
07/31/19	$1,151,590	$1,548,090
08/31/19	$1,129,664	$1,523,566
09/30/19	$1,121,084	$1,552,073
10/31/19	$1,120,131	$1,585,689
11/30/19	$1,138,244	$1,643,248
12/31/19	$1,125,923	$1,692,846
01/31/20	$1,121,136	$1,692,182
02/29/20	$1,094,329	$1,552,884
03/31/20	$996,672	$1,361,082
04/30/20	$1,079,967	$1,535,564
05/31/20	$1,109,647	$1,608,699
06/30/20	$1,118,264	$1,640,694
07/31/20	$1,078,053	$1,733,204
08/31/20	$1,120,179	$1,857,787
09/30/20	$1,081,882	$1,787,196
10/31/20	$1,079,010	$1,739,670
11/30/20	$1,287,727	$1,930,100
12/31/20	$1,349,002	$2,004,310
01/31/21	$1,269,536	$1,984,074
02/28/21	$1,439,957	$2,038,784
03/31/21	$1,517,507	$2,128,074
04/30/21	$1,561,549	$2,241,647
05/31/21	$1,574,952	$2,257,303
06/30/21	$1,500,274	$2,310,001
07/31/21	$1,472,509	$2,364,873
08/31/21	$1,488,785	$2,436,779
09/30/21	$1,508,891	$2,323,446
10/31/21	$1,496,444	$2,486,229
11/30/21	$1,412,191	$2,469,003
12/31/21	$1,450,488	$2,579,654
01/31/22	$1,557,719	$2,446,166
02/28/22	$1,571,123	$2,372,922
03/31/22	$1,557,719	$2,461,029
04/30/22	$1,496,444	$2,246,423
05/31/22	$1,493,572	$2,250,543
06/30/22	$1,385,384	$2,064,775
07/31/22	$1,448,573	$2,255,156
08/31/22	$1,426,553	$2,163,188
09/30/22	$1,341,342	$1,963,959
10/31/22	$1,417,936	$2,122,964
11/30/22	$1,498,359	$2,241,606
12/31/22	$1,436,584	$2,112,456
01/31/23	$1,528,525	$2,245,191
02/28/23	$1,512,244	$2,190,409
03/31/23	$1,468,188	$2,270,828
04/30/23	$1,481,597	$2,306,273
05/31/23	$1,462,442	$2,316,298
06/30/23	$1,542,891	$2,469,349
07/31/23	$1,550,553	$2,548,675
08/31/23	$1,510,328	$2,508,098
09/30/23	$1,489,258	$2,388,516
10/31/23	$1,451,907	$2,338,293
11/30/23	$1,509,371	$2,551,840
12/31/23	$1,552,038	$2,667,771
01/31/24	$1,584,230	$2,712,601
02/29/24	$1,597,887	$2,857,443
03/31/24	$1,642,760	$2,949,380
04/30/24	$1,663,246	$2,828,912
05/31/24	$1,661,295	$2,969,184
06/30/24	$1,646,662	$3,075,724
07/31/24	$1,672,026	$3,113,163
08/31/24	$1,673,001	$3,188,677
09/30/24	$1,668,124	$3,256,778
10/31/24	$1,685,683	$3,227,245
11/30/24	$1,695,438	$3,416,687
12/31/24	$1,689,734	$3,335,239
01/31/25	$1,756,489	$3,428,117
02/28/25	$1,716,853	$3,383,388
03/31/25	$1,705,380	$3,192,753
04/30/25	$1,723,112	$3,171,102
05/31/25	$1,795,082	$3,370,708
06/30/25	$1,857,665	$3,542,116
07/31/25	$1,874,353	$3,621,611
08/31/25	$1,897,300	$3,695,028
09/30/25	$1,881,655	$3,829,896
10/31/25	$1,838,890	$3,919,568

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	9.09	11.25	6.28
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Phineus Long/Short Fund

Class I (With Predecessor): CPLIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,132,891,247	79	347%	$13,043,780

WHAT DID THE FUND INVEST IN?

The Fund maintained a higher level of diversification than broad equity indices, with more measured participation in mega-cap, AI-related stocks that investors continued to bid up. The Fund’s cyclical positioning captures AI spillover effects without direct exposure to the unsustainable capex dynamics at the ecosystem’s core.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	38.9
Information Technology	24.0
Consumer Discretionary	12.9
Communication Services	9.9
Financials	8.2
Health Care	7.2
Materials	3.2
Other	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Amazon.com, Inc.	6.0
Alphabet, Inc. - Class A	5.9
NVIDIA Corp.	5.6
Microsoft Corp.	5.3
L3Harris Technologies, Inc.	4.3
Oracle Corp.	4.3
United Airlines Holdings, Inc.	3.9
3M Co.	3.9
Boeing Co.	3.5
Wells Fargo & Co.	3.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | PLSTSRA-I 25

Calamos Select Fund

Class A: CVAAX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$126	1.15%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong gains during a period characterized by policy uncertainty, market volatility, and ultimately a strong rebound driven by investor enthusiasm for AI innovation. Fund performance, much like the US equity market, benefited from strength in AI and technology stalwarts, which delivered impressive results throughout the annual period. The Fund largely neutralized the effect of the Mag 7 names, which accounted for approximately 55% of the S&P 500 Index’s return for the reporting period. The Fund’s overweight to Alphabet added value, while not owning Tesla detracted from relative performance.

GROWTH OF $10,000

	Class A with sales charge	S&P 500 Total Return Index
10/31/15	$9,524	$10,000
11/30/15	$9,538	$10,029
12/31/15	$9,291	$9,871
01/31/16	$8,789	$9,381
02/29/16	$8,736	$9,369
03/31/16	$9,299	$10,004
04/30/16	$9,436	$10,043
05/31/16	$9,528	$10,223
06/30/16	$9,512	$10,250
07/31/16	$9,741	$10,628
08/31/16	$9,809	$10,643
09/30/16	$9,764	$10,645
10/31/16	$9,596	$10,451
11/30/16	$10,114	$10,838
12/31/16	$10,361	$11,052
01/31/17	$10,361	$11,261
02/28/17	$10,722	$11,709
03/31/17	$10,591	$11,722
04/30/17	$10,637	$11,843
05/31/17	$10,752	$12,009
06/30/17	$10,829	$12,084
07/31/17	$11,036	$12,333
08/31/17	$11,098	$12,370
09/30/17	$11,358	$12,626
10/31/17	$11,665	$12,920
11/30/17	$11,995	$13,317
12/31/17	$12,138	$13,465
01/31/18	$12,685	$14,235
02/28/18	$12,209	$13,711
03/31/18	$11,932	$13,362
04/30/18	$12,043	$13,414
05/31/18	$12,257	$13,737
06/30/18	$12,162	$13,821
07/31/18	$12,558	$14,336
08/31/18	$12,915	$14,803
09/30/18	$12,971	$14,887
10/31/18	$12,194	$13,869
11/30/18	$12,479	$14,152
12/31/18	$11,322	$12,874
01/31/19	$12,145	$13,906
02/28/19	$12,475	$14,352
03/31/19	$12,570	$14,631
04/30/19	$13,005	$15,224
05/31/19	$12,126	$14,256
06/30/19	$12,986	$15,261
07/31/19	$13,222	$15,480
08/31/19	$12,986	$15,235
09/30/19	$13,231	$15,520
10/31/19	$13,430	$15,856
11/30/19	$13,827	$16,432
12/31/19	$14,253	$16,928
01/31/20	$14,082	$16,921
02/29/20	$12,894	$15,528
03/31/20	$10,973	$13,610
04/30/20	$12,371	$15,355
05/31/20	$13,264	$16,086
06/30/20	$13,445	$16,406
07/31/20	$14,215	$17,331
08/31/20	$15,242	$18,577
09/30/20	$14,605	$17,871
10/31/20	$14,196	$17,396
11/30/20	$15,832	$19,300
12/31/20	$16,582	$20,042
01/31/21	$16,323	$19,840
02/28/21	$16,971	$20,387
03/31/21	$17,410	$21,280
04/30/21	$18,498	$22,416
05/31/21	$18,508	$22,572
06/30/21	$19,056	$23,099
07/31/21	$19,495	$23,648
08/31/21	$20,024	$24,367
09/30/21	$19,086	$23,234
10/31/21	$20,433	$24,861
11/30/21	$20,034	$24,689
12/31/21	$20,713	$25,796
01/31/22	$19,515	$24,461
02/28/22	$19,050	$23,728
03/31/22	$19,741	$24,609
04/30/22	$17,960	$22,463
05/31/22	$17,755	$22,505
06/30/22	$16,503	$20,647
07/31/22	$17,982	$22,551
08/31/22	$17,388	$21,631
09/30/22	$15,888	$19,639
10/31/22	$17,118	$21,229
11/30/22	$17,928	$22,415
12/31/22	$16,805	$21,124
01/31/23	$17,759	$22,451
02/28/23	$17,249	$21,903
03/31/23	$17,869	$22,707
04/30/23	$18,269	$23,062
05/31/23	$18,468	$23,162
06/30/23	$19,577	$24,693
07/31/23	$20,120	$25,486
08/31/23	$19,820	$25,080
09/30/23	$18,834	$23,884
10/31/23	$18,590	$23,382
11/30/23	$20,375	$25,518
12/31/23	$21,246	$26,677
01/31/24	$21,731	$27,125
02/29/24	$22,955	$28,573
03/31/24	$23,475	$29,493
04/30/24	$22,666	$28,288
05/31/24	$23,717	$29,691
06/30/24	$24,906	$30,756
07/31/24	$24,675	$31,131
08/31/24	$25,195	$31,886
09/30/24	$25,622	$32,567
10/31/24	$25,380	$32,271
11/30/24	$26,973	$34,166
12/31/24	$26,350	$33,351
01/31/25	$27,181	$34,280
02/28/25	$26,883	$33,833
03/31/25	$24,973	$31,926
04/30/25	$25,047	$31,710
05/31/25	$26,722	$33,706
06/30/25	$28,149	$35,420
07/31/25	$28,657	$36,215
08/31/25	$29,253	$36,949
09/30/25	$29,799	$38,298
10/31/25	$30,444	$39,194

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	19.95	16.48	12.32
Class A with sales charge	14.24	15.36	11.78
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Select Fund

Class A: CVAAX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$62,868,966	47	46%	$583,105

WHAT DID THE FUND INVEST IN?

The Fund’s portfolio comprises approximately 50 large-cap stocks, reflecting our favorite names in the market and focusing on individual security selection rather than sector weights to generate performance.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Communication Services	15.9
Consumer Discretionary	13.1
Financials	10.7
Health Care	9.0
Industrials	6.6
Consumer Staples	2.3
Materials	2.2
Utilities	1.9
Real Estate	1.6
Energy	1.5

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.9
Alphabet, Inc. - Class A	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.5
Amazon.com, Inc.	6.0
Broadcom, Inc.	4.4
Eli Lilly & Co.	2.3
Walmart, Inc.	2.3
Meta Platforms, Inc. - Class A	2.2
Visa, Inc. - Class A	2.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SELTSRA-A 25

Calamos Select Fund

Class C: CVACX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$208	1.90%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong gains during a period characterized by policy uncertainty, market volatility, and ultimately a strong rebound driven by investor enthusiasm for AI innovation. Fund performance, much like the US equity market, benefited from strength in AI and technology stalwarts, which delivered impressive results throughout the annual period. The Fund largely neutralized the effect of the Mag 7 names, which accounted for approximately 55% of the S&P 500 Index’s return for the reporting period. The Fund’s overweight to Alphabet added value, while not owning Tesla detracted from relative performance.

GROWTH OF $10,000

	Class C with sales charge	S&P 500 Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$10,008	$10,029
12/31/15	$9,742	$9,871
01/31/16	$9,207	$9,381
02/29/16	$9,145	$9,369
03/31/16	$9,724	$10,004
04/30/16	$9,865	$10,043
05/31/16	$9,961	$10,223
06/30/16	$9,935	$10,250
07/31/16	$10,172	$10,628
08/31/16	$10,233	$10,643
09/30/16	$10,181	$10,645
10/31/16	$9,996	$10,451
11/30/16	$10,532	$10,838
12/31/16	$10,784	$11,052
01/31/17	$10,784	$11,261
02/28/17	$11,144	$11,709
03/31/17	$11,003	$11,722
04/30/17	$11,047	$11,843
05/31/17	$11,152	$12,009
06/30/17	$11,231	$12,084
07/31/17	$11,433	$12,333
08/31/17	$11,495	$12,370
09/30/17	$11,749	$12,626
10/31/17	$12,066	$12,920
11/30/17	$12,391	$13,317
12/31/17	$12,538	$13,465
01/31/18	$13,092	$14,235
02/28/18	$12,593	$13,711
03/31/18	$12,302	$13,362
04/30/18	$12,411	$13,414
05/31/18	$12,620	$13,737
06/30/18	$12,511	$13,821
07/31/18	$12,920	$14,336
08/31/18	$13,274	$14,803
09/30/18	$13,319	$14,887
10/31/18	$12,520	$13,869
11/30/18	$12,802	$14,152
12/31/18	$11,606	$12,874
01/31/19	$12,436	$13,906
02/28/19	$12,780	$14,352
03/31/19	$12,868	$14,631
04/30/19	$13,300	$15,224
05/31/19	$12,392	$14,256
06/30/19	$13,267	$15,261
07/31/19	$13,500	$15,480
08/31/19	$13,245	$15,235
09/30/19	$13,489	$15,520
10/31/19	$13,688	$15,856
11/30/19	$14,075	$16,432
12/31/19	$14,507	$16,928
01/31/20	$14,319	$16,921
02/29/20	$13,101	$15,528
03/31/20	$11,152	$13,610
04/30/20	$12,558	$15,355
05/31/20	$13,455	$16,086
06/30/20	$13,633	$16,406
07/31/20	$14,408	$17,331
08/31/20	$15,438	$18,577
09/30/20	$14,784	$17,871
10/31/20	$14,352	$17,396
11/30/20	$16,002	$19,300
12/31/20	$16,754	$20,042
01/31/21	$16,485	$19,840
02/28/21	$17,129	$20,387
03/31/21	$17,562	$21,280
04/30/21	$18,651	$22,416
05/31/21	$18,639	$22,572
06/30/21	$19,178	$23,099
07/31/21	$19,611	$23,648
08/31/21	$20,126	$24,367
09/30/21	$19,178	$23,234
10/31/21	$20,513	$24,861
11/30/21	$20,103	$24,689
12/31/21	$20,769	$25,796
01/31/22	$19,561	$24,461
02/28/22	$19,086	$23,728
03/31/22	$19,767	$24,609
04/30/22	$17,969	$22,463
05/31/22	$17,750	$22,505
06/30/22	$16,492	$20,647
07/31/22	$17,956	$22,551
08/31/22	$17,352	$21,631
09/30/22	$15,850	$19,639
10/31/22	$17,057	$21,229
11/30/22	$17,853	$22,415
12/31/22	$16,736	$21,124
01/31/23	$17,664	$22,451
02/28/23	$17,147	$21,903
03/31/23	$17,757	$22,707
04/30/23	$18,142	$23,062
05/31/23	$18,327	$23,162
06/30/23	$19,415	$24,693
07/31/23	$19,945	$25,486
08/31/23	$19,640	$25,080
09/30/23	$18,645	$23,884
10/31/23	$18,380	$23,382
11/30/23	$20,144	$25,518
12/31/23	$20,987	$26,677
01/31/24	$21,461	$27,125
02/29/24	$22,645	$28,573
03/31/24	$23,147	$29,493
04/30/24	$22,339	$28,288
05/31/24	$23,356	$29,691
06/30/24	$24,513	$30,756
07/31/24	$24,276	$31,131
08/31/24	$24,763	$31,886
09/30/24	$25,168	$32,567
10/31/24	$24,917	$32,271
11/30/24	$26,464	$34,166
12/31/24	$25,837	$33,351
01/31/25	$26,644	$34,280
02/28/25	$26,324	$33,833
03/31/25	$24,451	$31,926
04/30/25	$24,496	$31,710
05/31/25	$26,126	$33,706
06/30/25	$27,497	$35,420
07/31/25	$27,970	$36,215
08/31/25	$28,548	$36,949
09/30/25	$29,066	$38,298
10/31/25	$29,676	$39,194

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	19.10	15.64	11.49
Class C with sales charge	18.10	15.64	11.49
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Select Fund

Class C: CVACX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$62,868,966	47	46%	$583,105

WHAT DID THE FUND INVEST IN?

The Fund’s portfolio comprises approximately 50 large-cap stocks, reflecting our favorite names in the market and focusing on individual security selection rather than sector weights to generate performance.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Communication Services	15.9
Consumer Discretionary	13.1
Financials	10.7
Health Care	9.0
Industrials	6.6
Consumer Staples	2.3
Materials	2.2
Utilities	1.9
Real Estate	1.6
Energy	1.5

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.9
Alphabet, Inc. - Class A	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.5
Amazon.com, Inc.	6.0
Broadcom, Inc.	4.4
Eli Lilly & Co.	2.3
Walmart, Inc.	2.3
Meta Platforms, Inc. - Class A	2.2
Visa, Inc. - Class A	2.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SELTSRA-C 25

Calamos Select Fund

Class I: CVAIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$99	0.90%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong gains during a period characterized by policy uncertainty, market volatility, and ultimately a strong rebound driven by investor enthusiasm for AI innovation. Fund performance, much like the US equity market, benefited from strength in AI and technology stalwarts, which delivered impressive results throughout the annual period. The Fund largely neutralized the effect of the Mag 7 names, which accounted for approximately 55% of the S&P 500 Index’s return for the reporting period. The Fund’s overweight to Alphabet added value, while not owning Tesla detracted from relative performance.

GROWTH OF $1,000,000

	Class I	S&P 500 Total Return Index
10/31/15	$1,000,000	$999,999
11/30/15	$1,001,433	$1,002,973
12/31/15	$976,200	$987,154
01/31/16	$923,137	$938,168
02/29/16	$917,675	$936,902
03/31/16	$976,980	$1,000,459
04/30/16	$991,807	$1,004,339
05/31/16	$1,001,951	$1,022,374
06/30/16	$1,000,391	$1,025,024
07/31/16	$1,024,581	$1,062,815
08/31/16	$1,032,384	$1,064,308
09/30/16	$1,027,702	$1,064,507
10/31/16	$1,009,755	$1,045,090
11/30/16	$1,065,158	$1,083,795
12/31/16	$1,090,883	$1,105,216
01/31/17	$1,091,671	$1,126,178
02/28/17	$1,129,477	$1,170,897
03/31/17	$1,116,087	$1,172,260
04/30/17	$1,121,601	$1,184,300
05/31/17	$1,133,416	$1,200,966
06/30/17	$1,142,080	$1,208,462
07/31/17	$1,164,134	$1,233,312
08/31/17	$1,170,435	$1,237,088
09/30/17	$1,198,002	$1,262,607
10/31/17	$1,231,083	$1,292,069
11/30/17	$1,265,739	$1,331,697
12/31/17	$1,281,740	$1,346,503
01/31/18	$1,339,704	$1,423,595
02/28/18	$1,289,087	$1,371,127
03/31/18	$1,260,514	$1,336,282
04/30/18	$1,272,760	$1,341,409
05/31/18	$1,294,802	$1,373,713
06/30/18	$1,285,005	$1,382,168
07/31/18	$1,327,458	$1,433,605
08/31/18	$1,365,829	$1,480,317
09/30/18	$1,371,543	$1,488,743
10/31/18	$1,289,904	$1,386,988
11/30/18	$1,320,110	$1,415,252
12/31/18	$1,198,377	$1,287,469
01/31/19	$1,285,089	$1,390,640
02/28/19	$1,321,138	$1,435,291
03/31/19	$1,330,881	$1,463,181
04/30/19	$1,376,672	$1,522,424
05/31/19	$1,285,089	$1,425,677
06/30/19	$1,375,698	$1,526,154
07/31/19	$1,402,004	$1,548,090
08/31/19	$1,376,672	$1,523,566
09/30/19	$1,402,978	$1,552,073
10/31/19	$1,424,413	$1,585,689
11/30/19	$1,466,307	$1,643,248
12/31/19	$1,512,687	$1,692,846
01/31/20	$1,494,024	$1,692,182
02/29/20	$1,368,294	$1,552,884
03/31/20	$1,164,965	$1,361,082
04/30/20	$1,314,269	$1,535,564
05/31/20	$1,408,567	$1,608,699
06/30/20	$1,428,212	$1,640,694
07/31/20	$1,509,740	$1,733,204
08/31/20	$1,619,753	$1,857,787
09/30/20	$1,551,977	$1,787,196
10/31/20	$1,508,758	$1,739,670
11/30/20	$1,683,601	$1,930,100
12/31/20	$1,763,078	$2,004,310
01/31/21	$1,736,318	$1,984,074
02/28/21	$1,805,277	$2,038,784
03/31/21	$1,852,622	$2,128,074
04/30/21	$1,968,925	$2,241,647
05/31/21	$1,969,954	$2,257,303
06/30/21	$2,028,621	$2,310,001
07/31/21	$2,075,965	$2,364,873
08/31/21	$2,132,573	$2,436,779
09/30/21	$2,032,738	$2,323,446
10/31/21	$2,176,830	$2,486,229
11/30/21	$2,134,632	$2,469,003
12/31/21	$2,208,798	$2,579,654
01/31/22	$2,080,961	$2,446,166
02/28/22	$2,032,049	$2,372,922
03/31/22	$2,105,416	$2,461,029
04/30/22	$1,916,440	$2,246,423
05/31/22	$1,894,208	$2,250,543
06/30/22	$1,761,925	$2,064,775
07/31/22	$1,919,775	$2,255,156
08/31/22	$1,857,524	$2,163,188
09/30/22	$1,697,450	$1,963,959
10/31/22	$1,828,622	$2,122,964
11/30/22	$1,915,329	$2,241,606
12/31/22	$1,796,394	$2,112,456
01/31/23	$1,897,905	$2,245,191
02/28/23	$1,844,298	$2,190,409
03/31/23	$1,910,451	$2,270,828
04/30/23	$1,954,933	$2,306,273
05/31/23	$1,975,463	$2,316,298
06/30/23	$2,094,082	$2,469,349
07/31/23	$2,153,392	$2,548,675
08/31/23	$2,122,597	$2,508,098
09/30/23	$2,016,524	$2,388,516
10/31/23	$1,990,291	$2,338,293
11/30/23	$2,183,047	$2,551,840
12/31/23	$2,276,581	$2,667,771
01/31/24	$2,328,780	$2,712,601
02/29/24	$2,460,463	$2,857,443
03/31/24	$2,516,221	$2,949,380
04/30/24	$2,430,805	$2,828,912
05/31/24	$2,543,507	$2,969,184
06/30/24	$2,671,631	$3,075,724
07/31/24	$2,647,905	$3,113,163
08/31/24	$2,703,663	$3,188,677
09/30/24	$2,749,930	$3,256,778
10/31/24	$2,725,017	$3,227,245
11/30/24	$2,895,849	$3,416,687
12/31/24	$2,830,389	$3,335,239
01/31/25	$2,920,707	$3,428,117
02/28/25	$2,888,904	$3,383,388
03/31/25	$2,684,099	$3,192,753
04/30/25	$2,693,003	$3,171,102
05/31/25	$2,873,639	$3,370,708
06/30/25	$3,027,562	$3,542,116
07/31/25	$3,082,261	$3,621,611
08/31/25	$3,147,138	$3,695,028
09/30/25	$3,206,926	$3,829,896
10/31/25	$3,276,890	$3,919,568

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	20.25	16.78	12.60
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Select Fund

Class I: CVAIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$62,868,966	47	46%	$583,105

WHAT DID THE FUND INVEST IN?

The Fund’s portfolio comprises approximately 50 large-cap stocks, reflecting our favorite names in the market and focusing on individual security selection rather than sector weights to generate performance.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Communication Services	15.9
Consumer Discretionary	13.1
Financials	10.7
Health Care	9.0
Industrials	6.6
Consumer Staples	2.3
Materials	2.2
Utilities	1.9
Real Estate	1.6
Energy	1.5

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.9
Alphabet, Inc. - Class A	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.5
Amazon.com, Inc.	6.0
Broadcom, Inc.	4.4
Eli Lilly & Co.	2.3
Walmart, Inc.	2.3
Meta Platforms, Inc. - Class A	2.2
Visa, Inc. - Class A	2.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SELTSRA-I 25

Calamos Timpani Small Cap Growth Fund

Class A: CTASX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$152	1.30%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2000 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. The Fund’s outperformance was also driven by security selection in financials and health care, particularly within consumer finance, transaction & payment processing services, pharmaceuticals, and biotechnology. By contrast, consumer staples and communication services detracted from relative returns.

GROWTH OF $10,000

	Class A with sales charge	Russell 3000 Total Return Index
10/31/15	$9,527	$10,000
11/30/15	$9,666	$10,055
12/31/15	$9,141	$9,849
01/31/16	$8,062	$9,293
02/29/16	$7,947	$9,290
03/31/16	$8,356	$9,944
04/30/16	$8,420	$10,006
05/31/16	$8,501	$10,185
06/30/16	$8,431	$10,206
07/31/16	$8,945	$10,611
08/31/16	$8,870	$10,638
09/30/16	$9,112	$10,655
10/31/16	$8,454	$10,424
11/30/16	$9,077	$10,890
12/31/16	$9,008	$11,103
01/31/17	$9,175	$11,312
02/28/17	$9,412	$11,733
03/31/17	$9,844	$11,741
04/30/17	$10,115	$11,865
05/31/17	$10,433	$11,987
06/30/17	$10,692	$12,095
07/31/17	$10,928	$12,323
08/31/17	$11,067	$12,347
09/30/17	$11,344	$12,648
10/31/17	$11,719	$12,924
11/30/17	$12,197	$13,316
12/31/17	$12,215	$13,449
01/31/18	$12,670	$14,158
02/28/18	$12,601	$13,636
03/31/18	$12,878	$13,362
04/30/18	$12,930	$13,413
05/31/18	$14,262	$13,792
06/30/18	$14,429	$13,882
07/31/18	$14,406	$14,343
08/31/18	$16,188	$14,846
09/30/18	$15,934	$14,871
10/31/18	$13,743	$13,776
11/30/18	$13,679	$14,052
12/31/18	$12,158	$12,744
01/31/19	$13,445	$13,838
02/28/19	$14,391	$14,325
03/31/19	$14,218	$14,534
04/30/19	$14,570	$15,114
05/31/19	$13,921	$14,136
06/30/19	$15,046	$15,129
07/31/19	$15,189	$15,354
08/31/19	$14,589	$15,041
09/30/19	$13,587	$15,305
10/31/19	$13,803	$15,634
11/30/19	$14,440	$16,229
12/31/19	$14,621	$16,697
01/31/20	$14,998	$16,679
02/29/20	$14,458	$15,313
03/31/20	$11,987	$13,208
04/30/20	$13,502	$14,957
05/31/20	$15,512	$15,757
06/30/20	$16,877	$16,117
07/31/20	$18,243	$17,032
08/31/20	$18,751	$18,266
09/30/20	$18,640	$17,601
10/31/20	$18,985	$17,221
11/30/20	$21,456	$19,316
12/31/20	$23,817	$20,185
01/31/21	$25,539	$20,095
02/28/21	$27,496	$20,723
03/31/21	$26,194	$21,466
04/30/21	$27,469	$22,573
05/31/21	$25,957	$22,676
06/30/21	$27,388	$23,235
07/31/21	$26,592	$23,628
08/31/21	$27,098	$24,302
09/30/21	$26,187	$23,211
10/31/21	$28,556	$24,781
11/30/21	$26,781	$24,404
12/31/21	$25,923	$25,365
01/31/22	$21,211	$23,872
02/28/22	$21,238	$23,271
03/31/22	$21,340	$24,026
04/30/22	$18,443	$21,870
05/31/22	$18,065	$21,840
06/30/22	$16,209	$20,013
07/31/22	$18,011	$21,891
08/31/22	$18,032	$21,074
09/30/22	$16,465	$19,120
10/31/22	$17,789	$20,688
11/30/22	$17,444	$21,767
12/31/22	$16,209	$20,493
01/31/23	$16,614	$21,904
02/28/23	$16,722	$21,392
03/31/23	$17,080	$21,964
04/30/23	$16,594	$22,198
05/31/23	$16,823	$22,285
06/30/23	$18,173	$23,806
07/31/23	$18,342	$24,660
08/31/23	$17,795	$24,184
09/30/23	$16,256	$23,032
10/31/23	$14,987	$22,421
11/30/23	$16,054	$24,512
12/31/23	$17,397	$25,812
01/31/24	$17,667	$26,098
02/29/24	$19,915	$27,511
03/31/24	$20,719	$28,398
04/30/24	$19,611	$27,149
05/31/24	$21,346	$28,432
06/30/24	$21,367	$29,312
07/31/24	$21,859	$29,857
08/31/24	$22,656	$30,506
09/30/24	$23,358	$31,138
10/31/24	$23,311	$30,909
11/30/24	$27,436	$32,965
12/31/24	$25,044	$31,957
01/31/25	$25,680	$32,966
02/28/25	$23,682	$32,335
03/31/25	$22,064	$30,448
04/30/25	$22,548	$30,244
05/31/25	$24,975	$32,161
06/30/25	$26,780	$33,795
07/31/25	$27,291	$34,539
08/31/25	$28,833	$35,339
09/30/25	$30,327	$36,558
10/31/25	$31,316	$37,342

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	34.34	10.53	12.64
Class A with sales charge	27.96	9.45	12.09
Russell 3000 Total Return Index	20.77	16.74	14.08

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Timpani Small Cap Growth Fund

Class A: CTASX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$556,251,469	91	195%	$3,885,020

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-cap businesses with dynamic growth that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	25.4
Information Technology	25.3
Industrials	21.1
Consumer Discretionary	13.6
Financials	5.9
Materials	5.0
Consumer Staples	2.1
Communication Services	0.9
Energy	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	4.4
Dave, Inc.	4.0
Argan, Inc.	3.2
GeneDx Holdings Corp.	2.8
Credo Technology Group Holding Ltd.	2.7
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Red Violet, Inc.	2.3
Graham Corp.	2.3
Sterling Infrastructure, Inc.	2.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRA-A 25

Calamos Timpani Small Cap Growth Fund

Class C: CTCSX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$239	2.05%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2000 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. The Fund’s outperformance was also driven by security selection in financials and health care, particularly within consumer finance, transaction & payment processing services, pharmaceuticals, and biotechnology. By contrast, consumer staples and communication services detracted from relative returns.

GROWTH OF $10,000

	Class C with sales charge	Russell 3000 Total Return Index
06/25/21	$10,000	$10,004
06/30/21	$9,976	$10,024
07/31/21	$9,680	$10,194
08/31/21	$9,859	$10,484
09/30/21	$9,520	$10,014
10/31/21	$10,375	$10,691
11/30/21	$9,726	$10,529
12/31/21	$9,408	$10,943
01/31/22	$7,695	$10,299
02/28/22	$7,697	$10,040
03/31/22	$7,731	$10,365
04/30/22	$6,679	$9,435
05/31/22	$6,538	$9,423
06/30/22	$5,860	$8,634
07/31/22	$6,507	$9,444
08/31/22	$6,512	$9,092
09/30/22	$5,941	$8,249
10/31/22	$6,414	$8,925
11/30/22	$6,285	$9,391
12/31/22	$5,839	$8,841
01/31/23	$5,982	$9,450
02/28/23	$6,015	$9,229
03/31/23	$6,139	$9,476
04/30/23	$5,963	$9,577
05/31/23	$6,042	$9,614
06/30/23	$6,521	$10,271
07/31/23	$6,578	$10,639
08/31/23	$6,378	$10,434
09/30/23	$5,822	$9,937
10/31/23	$5,364	$9,673
11/30/23	$5,743	$10,575
12/31/23	$6,218	$11,136
01/31/24	$6,311	$11,260
02/29/24	$7,110	$11,869
03/31/24	$7,394	$12,252
04/30/24	$6,994	$11,713
05/31/24	$7,607	$12,266
06/30/24	$7,609	$12,646
07/31/24	$7,781	$12,881
08/31/24	$8,060	$13,161
09/30/24	$8,304	$13,434
10/31/24	$8,282	$13,335
11/30/24	$9,742	$14,222
12/31/24	$8,887	$13,787
01/31/25	$9,106	$14,223
02/28/25	$8,391	$13,950
03/31/25	$7,816	$13,136
04/30/25	$7,981	$13,048
05/31/25	$8,834	$13,875
06/30/25	$9,468	$14,580
07/31/25	$9,643	$14,901
08/31/25	$10,180	$15,246
09/30/25	$10,699	$15,772
10/31/25	$11,042	$16,110

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 6/25/21
Class C without sales charge	33.32	2.31
Class C with sales charge	32.32	2.31
Russell 3000 Total Return Index	20.77	11.60

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Timpani Small Cap Growth Fund

Class C: CTCSX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$556,251,469	91	195%	$3,885,020

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-cap businesses with dynamic growth that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	25.4
Information Technology	25.3
Industrials	21.1
Consumer Discretionary	13.6
Financials	5.9
Materials	5.0
Consumer Staples	2.1
Communication Services	0.9
Energy	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	4.4
Dave, Inc.	4.0
Argan, Inc.	3.2
GeneDx Holdings Corp.	2.8
Credo Technology Group Holding Ltd.	2.7
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Red Violet, Inc.	2.3
Graham Corp.	2.3
Sterling Infrastructure, Inc.	2.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRA-C 25

Calamos Timpani Small Cap Growth Fund

Class I: CTSIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$123	1.05%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2000 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. The Fund’s outperformance was also driven by security selection in financials and health care, particularly within consumer finance, transaction & payment processing services, pharmaceuticals, and biotechnology. By contrast, consumer staples and communication services detracted from relative returns.

GROWTH OF $1,000,000

	Class I	Russell 3000 Total Return Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$1,015,033	$1,005,545
12/31/15	$960,313	$984,904
01/31/16	$847,264	$929,332
02/29/16	$835,238	$929,032
03/31/16	$879,134	$994,442
04/30/16	$885,749	$1,000,605
05/31/16	$894,167	$1,018,506
06/30/16	$888,154	$1,020,601
07/31/16	$942,273	$1,061,105
08/31/16	$934,456	$1,063,811
09/30/16	$960,313	$1,065,484
10/31/16	$891,161	$1,042,431
11/30/16	$957,306	$1,089,083
12/31/16	$950,090	$1,110,334
01/31/17	$968,130	$1,131,233
02/28/17	$993,385	$1,173,304
03/31/17	$1,039,086	$1,174,104
04/30/17	$1,068,551	$1,186,548
05/31/17	$1,102,225	$1,198,691
06/30/17	$1,130,487	$1,209,509
07/31/17	$1,155,743	$1,232,315
08/31/17	$1,170,174	$1,234,689
09/30/17	$1,200,241	$1,264,799
10/31/17	$1,239,928	$1,292,401
11/30/17	$1,291,040	$1,331,644
12/31/17	$1,293,446	$1,344,954
01/31/18	$1,342,153	$1,415,848
02/28/18	$1,334,937	$1,363,659
03/31/18	$1,365,003	$1,336,285
04/30/18	$1,371,016	$1,341,364
05/31/18	$1,512,928	$1,379,232
06/30/18	$1,531,569	$1,388,251
07/31/18	$1,529,164	$1,434,323
08/31/18	$1,718,581	$1,484,692
09/30/18	$1,692,724	$1,487,149
10/31/18	$1,460,012	$1,377,646
11/30/18	$1,453,999	$1,405,239
12/31/18	$1,292,401	$1,274,455
01/31/19	$1,429,561	$1,383,846
02/28/19	$1,531,305	$1,432,515
03/31/19	$1,513,274	$1,453,432
04/30/19	$1,550,623	$1,511,470
05/31/19	$1,482,365	$1,413,661
06/30/19	$1,602,783	$1,512,951
07/31/19	$1,618,238	$1,535,440
08/31/19	$1,554,487	$1,504,141
09/30/19	$1,448,236	$1,530,539
10/31/19	$1,471,418	$1,563,487
11/30/19	$1,539,676	$1,622,919
12/31/19	$1,559,732	$1,669,778
01/31/20	$1,599,639	$1,667,953
02/29/20	$1,542,823	$1,531,393
03/31/20	$1,279,035	$1,320,800
04/30/20	$1,441,366	$1,495,726
05/31/20	$1,656,455	$1,575,715
06/30/20	$1,802,553	$1,611,740
07/31/20	$1,948,651	$1,703,260
08/31/20	$2,002,761	$1,826,651
09/30/20	$1,991,939	$1,760,140
10/31/20	$2,029,140	$1,722,151
11/30/20	$2,293,605	$1,931,656
12/31/20	$2,546,596	$2,018,558
01/31/21	$2,731,752	$2,009,579
02/28/21	$2,941,455	$2,072,393
03/31/21	$2,803,290	$2,146,674
04/30/21	$2,940,052	$2,257,334
05/31/21	$2,778,742	$2,267,638
06/30/21	$2,932,338	$2,323,556
07/31/21	$2,847,475	$2,362,849
08/31/21	$2,902,881	$2,430,231
09/30/21	$2,805,394	$2,321,193
10/31/21	$3,059,983	$2,478,161
11/30/21	$2,870,619	$2,440,441
12/31/21	$2,778,742	$2,536,542
01/31/22	$2,274,473	$2,387,301
02/28/22	$2,277,278	$2,327,167
03/31/22	$2,289,201	$2,402,653
04/30/22	$1,979,205	$2,187,032
05/31/22	$1,938,527	$2,184,100
06/30/22	$1,740,045	$2,001,380
07/31/22	$1,933,618	$2,189,146
08/31/22	$1,936,423	$2,107,449
09/30/22	$1,768,801	$1,912,028
10/31/22	$1,910,473	$2,068,825
11/30/22	$1,874,003	$2,176,810
12/31/22	$1,742,149	$2,049,350
01/31/23	$1,786,334	$2,190,494
02/28/23	$1,798,257	$2,139,297
03/31/23	$1,836,130	$2,196,500
04/30/23	$1,784,932	$2,219,902
05/31/23	$1,810,180	$2,228,539
06/30/23	$1,955,359	$2,380,715
07/31/23	$1,974,296	$2,466,056
08/31/23	$1,916,084	$2,418,452
09/30/23	$1,750,566	$2,303,252
10/31/23	$1,613,803	$2,242,195
11/30/23	$1,729,525	$2,451,277
12/31/23	$1,874,003	$2,581,296
01/31/24	$1,904,161	$2,609,905
02/29/24	$2,146,827	$2,751,181
03/31/24	$2,233,795	$2,839,926
04/30/24	$2,114,565	$2,714,965
05/31/24	$2,302,527	$2,843,237
06/30/24	$2,304,631	$2,931,258
07/31/24	$2,358,635	$2,985,746
08/31/24	$2,444,901	$3,050,742
09/30/24	$2,521,347	$3,113,849
10/31/24	$2,516,438	$3,090,982
11/30/24	$2,963,197	$3,296,608
12/31/24	$2,705,249	$3,195,846
01/31/25	$2,774,301	$3,296,733
02/28/25	$2,558,514	$3,233,555
03/31/25	$2,384,446	$3,044,940
04/30/25	$2,437,674	$3,024,511
05/31/25	$2,700,214	$3,216,222
06/30/25	$2,896,581	$3,379,617
07/31/25	$2,951,966	$3,454,044
08/31/25	$3,119,560	$3,533,978
09/30/25	$3,282,120	$3,655,940
10/31/25	$3,389,294	$3,734,293

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	34.69	10.81	12.98
Russell 3000 Total Return Index	20.77	16.74	14.08

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Timpani Small Cap Growth Fund

Class I: CTSIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$556,251,469	91	195%	$3,885,020

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-cap businesses with dynamic growth that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	25.4
Information Technology	25.3
Industrials	21.1
Consumer Discretionary	13.6
Financials	5.9
Materials	5.0
Consumer Staples	2.1
Communication Services	0.9
Energy	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	4.4
Dave, Inc.	4.0
Argan, Inc.	3.2
GeneDx Holdings Corp.	2.8
Credo Technology Group Holding Ltd.	2.7
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Red Violet, Inc.	2.3
Graham Corp.	2.3
Sterling Infrastructure, Inc.	2.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRA-I 25

Calamos Timpani Small Cap Growth Fund

Class R6: CTSOX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$112	0.95%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2000 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. The Fund’s outperformance was also driven by security selection in financials and health care, particularly within consumer finance, transaction & payment processing services, pharmaceuticals, and biotechnology. By contrast, consumer staples and communication services detracted from relative returns.

GROWTH OF $10,000

	Class R6	Russell 3000 Total Return Index
06/03/19	$10,000	$10,002
06/30/19	$10,812	$10,704
07/31/19	$10,921	$10,863
08/31/19	$10,491	$10,642
09/30/19	$9,774	$10,829
10/31/19	$9,930	$11,062
11/30/19	$10,391	$11,482
12/31/19	$10,526	$11,814
01/31/20	$10,800	$11,801
02/29/20	$10,412	$10,835
03/31/20	$8,633	$9,345
04/30/20	$9,732	$10,582
05/31/20	$11,183	$11,148
06/30/20	$12,169	$11,403
07/31/20	$13,159	$12,051
08/31/20	$13,524	$12,924
09/30/20	$13,451	$12,453
10/31/20	$13,702	$12,184
11/30/20	$15,490	$13,667
12/31/20	$17,202	$14,281
01/31/21	$18,455	$14,218
02/28/21	$19,870	$14,662
03/31/21	$18,938	$15,188
04/30/21	$19,865	$15,971
05/31/21	$18,777	$16,044
06/30/21	$19,813	$16,439
07/31/21	$19,245	$16,717
08/31/21	$19,619	$17,194
09/30/21	$18,961	$16,423
10/31/21	$20,683	$17,533
11/30/21	$19,401	$17,266
12/31/21	$18,786	$17,946
01/31/22	$15,375	$16,890
02/28/22	$15,399	$16,465
03/31/22	$15,479	$16,999
04/30/22	$13,384	$15,473
05/31/22	$13,114	$15,453
06/30/22	$11,770	$14,160
07/31/22	$13,081	$15,488
08/31/22	$13,100	$14,910
09/30/22	$11,964	$13,528
10/31/22	$12,925	$14,637
11/30/22	$12,679	$15,401
12/31/22	$11,789	$14,499
01/31/23	$12,087	$15,498
02/28/23	$12,173	$15,136
03/31/23	$12,433	$15,540
04/30/23	$12,087	$15,706
05/31/23	$12,258	$15,767
06/30/23	$13,242	$16,844
07/31/23	$13,369	$17,447
08/31/23	$12,977	$17,111
09/30/23	$11,856	$16,296
10/31/23	$10,933	$15,864
11/30/23	$11,718	$17,343
12/31/23	$12,698	$18,263
01/31/24	$12,901	$18,465
02/29/24	$14,547	$19,465
03/31/24	$15,144	$20,093
04/30/24	$14,335	$19,208
05/31/24	$15,607	$20,116
06/30/24	$15,626	$20,739
07/31/24	$15,990	$21,124
08/31/24	$16,577	$21,584
09/30/24	$17,097	$22,031
10/31/24	$17,064	$21,869
11/30/24	$20,097	$23,324
12/31/24	$18,350	$22,611
01/31/25	$18,816	$23,324
02/28/25	$17,355	$22,877
03/31/25	$16,175	$21,543
04/30/25	$16,535	$21,399
05/31/25	$18,326	$22,755
06/30/25	$19,656	$23,911
07/31/25	$20,035	$24,437
08/31/25	$21,176	$25,003
09/30/25	$22,278	$25,866
10/31/25	$23,011	$26,420

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 6/3/19
Class R6	34.85	10.93	13.88
Russell 3000 Total Return Index	20.77	16.74	16.36

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Timpani Small Cap Growth Fund

Class R6: CTSOX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$556,251,469	91	195%	$3,885,020

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-cap businesses with dynamic growth that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	25.4
Information Technology	25.3
Industrials	21.1
Consumer Discretionary	13.6
Financials	5.9
Materials	5.0
Consumer Staples	2.1
Communication Services	0.9
Energy	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	4.4
Dave, Inc.	4.0
Argan, Inc.	3.2
GeneDx Holdings Corp.	2.8
Credo Technology Group Holding Ltd.	2.7
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Red Violet, Inc.	2.3
Graham Corp.	2.3
Sterling Infrastructure, Inc.	2.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRA-R6 25

Calamos Timpani SMID Growth Fund

Class A: CTAGX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$155	1.35%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2500 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. Favorable security selection in financials also contributed to returns. Conversely, security selection within communication services and real estate detracted from relative performance.

GROWTH OF $10,000

	Class A with sales charge	Russell 3000 Total Return Index
07/31/19	$9,524	$9,997
08/31/19	$9,162	$9,793
09/30/19	$8,495	$9,965
10/31/19	$8,581	$10,179
11/30/19	$9,114	$10,566
12/31/19	$9,152	$10,871
01/31/20	$9,419	$10,860
02/29/20	$9,029	$9,970
03/31/20	$7,619	$8,599
04/30/20	$8,562	$9,738
05/31/20	$9,733	$10,259
06/30/20	$10,476	$10,494
07/31/20	$11,200	$11,089
08/31/20	$11,581	$11,893
09/30/20	$11,600	$11,460
10/31/20	$11,762	$11,212
11/30/20	$13,048	$12,576
12/31/20	$14,505	$13,142
01/31/21	$15,076	$13,084
02/28/21	$16,190	$13,493
03/31/21	$15,333	$13,976
04/30/21	$16,000	$14,697
05/31/21	$14,981	$14,764
06/30/21	$15,829	$15,128
07/31/21	$15,638	$15,384
08/31/21	$16,286	$15,823
09/30/21	$15,648	$15,113
10/31/21	$17,295	$16,135
11/30/21	$16,286	$15,889
12/31/21	$15,606	$16,515
01/31/22	$12,912	$15,543
02/28/22	$12,902	$15,152
03/31/22	$13,041	$15,643
04/30/22	$11,420	$14,239
05/31/22	$11,195	$14,220
06/30/22	$10,047	$13,030
07/31/22	$11,120	$14,253
08/31/22	$11,206	$13,721
09/30/22	$10,229	$12,449
10/31/22	$10,884	$13,470
11/30/22	$10,927	$14,173
12/31/22	$10,143	$13,343
01/31/23	$10,465	$14,262
02/28/23	$10,422	$13,928
03/31/23	$10,680	$14,301
04/30/23	$10,444	$14,453
05/31/23	$10,487	$14,509
06/30/23	$11,345	$15,500
07/31/23	$11,485	$16,056
08/31/23	$11,259	$15,746
09/30/23	$10,390	$14,996
10/31/23	$9,757	$14,598
11/30/23	$10,572	$15,960
12/31/23	$11,345	$16,806
01/31/24	$11,678	$16,992
02/29/24	$13,277	$17,912
03/31/24	$13,642	$18,490
04/30/24	$12,762	$17,676
05/31/24	$13,717	$18,512
06/30/24	$13,792	$19,085
07/31/24	$13,921	$19,439
08/31/24	$14,533	$19,863
09/30/24	$15,102	$20,273
10/31/24	$15,091	$20,125
11/30/24	$17,946	$21,463
12/31/24	$16,312	$20,807
01/31/25	$16,896	$21,464
02/28/25	$15,431	$21,053
03/31/25	$14,274	$19,825
04/30/25	$14,671	$19,692
05/31/25	$15,993	$20,940
06/30/25	$16,885	$22,004
07/31/25	$17,105	$22,488
08/31/25	$18,052	$23,009
09/30/25	$18,823	$23,803
10/31/25	$19,517	$24,313

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 7/31/19
Class A without sales charge	29.33	10.66	12.16
Class A with sales charge	23.19	9.58	11.29
Russell 3000 Total Return Index	20.77	16.74	15.27

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Timpani SMID Growth Fund

Class A: CTAGX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,221,871	91	192%	$300,628

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-to-mid-cap businesses with dynamic growth that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	29.4
Industrials	24.8
Health Care	18.2
Consumer Discretionary	13.6
Financials	6.5
Materials	3.9
Consumer Staples	3.1
Communication Services	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	5.1
Dave, Inc.	3.9
AppLovin Corp. - Class A	3.4
Argan, Inc.	2.9
Rush Street Interactive, Inc.	2.5
Five Below, Inc.	2.4
Insmed, Inc.	2.3
Pure Storage, Inc. - Class A	2.3
SiTime Corp.	2.2
Credo Technology Group Holding Ltd.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SMIDTSRA-A 25

Calamos Timpani SMID Growth Fund

Class I: CTIGX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$126	1.10%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2500 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. Favorable security selection in financials also contributed to returns. Conversely, security selection within communication services and real estate detracted from relative performance.

GROWTH OF $1,000,000

	Class I	Russell 3000 Total Return Index
07/31/19	$1,000,000	$1,000,000
08/31/19	$962,000	$979,615
09/30/19	$893,000	$996,808
10/31/19	$902,000	$1,018,266
11/30/19	$958,000	$1,056,973
12/31/19	$962,000	$1,087,491
01/31/20	$990,000	$1,086,303
02/29/20	$950,000	$997,364
03/31/20	$801,000	$860,209
04/30/20	$901,000	$974,134
05/31/20	$1,024,000	$1,026,230
06/30/20	$1,102,000	$1,049,692
07/31/20	$1,179,000	$1,109,297
08/31/20	$1,220,000	$1,189,659
09/30/20	$1,222,000	$1,146,342
10/31/20	$1,239,000	$1,121,601
11/30/20	$1,375,000	$1,258,047
12/31/20	$1,529,000	$1,314,644
01/31/21	$1,589,000	$1,308,796
02/28/21	$1,707,000	$1,349,706
03/31/21	$1,617,000	$1,398,083
04/30/21	$1,688,000	$1,470,154
05/31/21	$1,580,000	$1,476,864
06/30/21	$1,670,000	$1,513,283
07/31/21	$1,651,000	$1,538,873
08/31/21	$1,719,000	$1,582,758
09/30/21	$1,653,000	$1,511,744
10/31/21	$1,827,000	$1,613,974
11/30/21	$1,720,000	$1,589,407
12/31/21	$1,649,710	$1,651,996
01/31/22	$1,364,811	$1,554,798
02/28/22	$1,363,685	$1,515,634
03/31/22	$1,379,450	$1,564,797
04/30/22	$1,208,286	$1,424,367
05/31/22	$1,184,638	$1,422,458
06/30/22	$1,063,021	$1,303,457
07/31/22	$1,177,882	$1,425,744
08/31/22	$1,186,890	$1,372,537
09/30/22	$1,083,291	$1,245,263
10/31/22	$1,151,982	$1,347,382
11/30/22	$1,157,612	$1,417,710
12/31/22	$1,074,282	$1,334,698
01/31/23	$1,109,191	$1,426,622
02/28/23	$1,104,686	$1,393,279
03/31/23	$1,131,712	$1,430,534
04/30/23	$1,108,065	$1,445,775
05/31/23	$1,112,569	$1,451,400
06/30/23	$1,203,782	$1,550,509
07/31/23	$1,218,421	$1,606,090
08/31/23	$1,194,773	$1,575,087
09/30/23	$1,102,434	$1,500,059
10/31/23	$1,035,995	$1,460,294
11/30/23	$1,122,704	$1,596,464
12/31/23	$1,206,034	$1,681,143
01/31/24	$1,240,942	$1,699,776
02/29/24	$1,410,981	$1,791,785
03/31/24	$1,450,394	$1,849,584
04/30/24	$1,358,055	$1,768,199
05/31/24	$1,458,276	$1,851,740
06/30/24	$1,467,285	$1,909,066
07/31/24	$1,480,798	$1,944,553
08/31/24	$1,546,111	$1,986,883
09/30/24	$1,608,045	$2,027,984
10/31/24	$1,606,919	$2,013,091
11/30/24	$1,910,961	$2,147,011
12/31/24	$1,737,931	$2,081,387
01/31/25	$1,800,413	$2,147,092
02/28/25	$1,645,364	$2,105,946
03/31/25	$1,521,557	$1,983,105
04/30/25	$1,564,369	$1,969,800
05/31/25	$1,705,532	$2,094,657
06/30/25	$1,800,413	$2,201,073
07/31/25	$1,824,711	$2,249,546
08/31/25	$1,926,534	$2,301,605
09/30/25	$2,008,687	$2,381,036
10/31/25	$2,082,740	$2,432,066

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 7/31/19
Class I	29.61	10.95	12.45
Russell 3000 Total Return Index	20.77	16.74	15.27

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Timpani SMID Growth Fund

Class I: CTIGX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,221,871	91	192%	$300,628

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-to-mid-cap businesses with dynamic growth that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	29.4
Industrials	24.8
Health Care	18.2
Consumer Discretionary	13.6
Financials	6.5
Materials	3.9
Consumer Staples	3.1
Communication Services	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	5.1
Dave, Inc.	3.9
AppLovin Corp. - Class A	3.4
Argan, Inc.	2.9
Rush Street Interactive, Inc.	2.5
Five Below, Inc.	2.4
Insmed, Inc.	2.3
Pure Storage, Inc. - Class A	2.3
SiTime Corp.	2.2
Credo Technology Group Holding Ltd.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SMIDTSRA-I 25

Calamos Timpani SMID Growth Fund

Class R6: CTOGX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$121	1.05%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2500 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. Favorable security selection in financials also contributed to returns. Conversely, security selection within communication services and real estate detracted from relative performance.

GROWTH OF $10,000

	Class R6	Russell 3000 Total Return Index
07/31/19	$10,000	$9,997
08/31/19	$9,620	$9,793
09/30/19	$8,930	$9,965
10/31/19	$9,020	$10,179
11/30/19	$9,570	$10,566
12/31/19	$9,620	$10,871
01/31/20	$9,900	$10,860
02/29/20	$9,500	$9,970
03/31/20	$8,010	$8,599
04/30/20	$9,000	$9,738
05/31/20	$10,240	$10,259
06/30/20	$11,020	$10,494
07/31/20	$11,790	$11,089
08/31/20	$12,200	$11,893
09/30/20	$12,220	$11,460
10/31/20	$12,390	$11,212
11/30/20	$13,750	$12,576
12/31/20	$15,290	$13,142
01/31/21	$15,890	$13,084
02/28/21	$17,070	$13,493
03/31/21	$16,170	$13,976
04/30/21	$16,880	$14,697
05/31/21	$15,800	$14,764
06/30/21	$16,700	$15,128
07/31/21	$16,510	$15,384
08/31/21	$17,190	$15,823
09/30/21	$16,530	$15,113
10/31/21	$18,270	$16,135
11/30/21	$17,200	$15,889
12/31/21	$16,486	$16,515
01/31/22	$13,648	$15,543
02/28/22	$13,637	$15,152
03/31/22	$13,795	$15,643
04/30/22	$12,083	$14,239
05/31/22	$11,846	$14,220
06/30/22	$10,630	$13,030
07/31/22	$11,779	$14,253
08/31/22	$11,869	$13,721
09/30/22	$10,833	$12,449
10/31/22	$11,520	$13,470
11/30/22	$11,576	$14,173
12/31/22	$10,754	$13,343
01/31/23	$11,092	$14,262
02/28/23	$11,047	$13,928
03/31/23	$11,317	$14,301
04/30/23	$11,081	$14,453
05/31/23	$11,137	$14,509
06/30/23	$12,049	$15,500
07/31/23	$12,184	$16,056
08/31/23	$11,948	$15,746
09/30/23	$11,036	$14,996
10/31/23	$10,371	$14,598
11/30/23	$11,238	$15,960
12/31/23	$12,060	$16,806
01/31/24	$12,409	$16,992
02/29/24	$14,121	$17,912
03/31/24	$14,504	$18,490
04/30/24	$13,581	$17,676
05/31/24	$14,594	$18,512
06/30/24	$14,684	$19,085
07/31/24	$14,819	$19,439
08/31/24	$15,472	$19,863
09/30/24	$16,092	$20,273
10/31/24	$16,080	$20,125
11/30/24	$19,121	$21,463
12/31/24	$17,384	$20,807
01/31/25	$18,020	$21,464
02/28/25	$16,458	$21,053
03/31/25	$15,231	$19,825
04/30/25	$15,659	$19,692
05/31/25	$17,071	$20,940
06/30/25	$18,020	$22,004
07/31/25	$18,263	$22,488
08/31/25	$19,282	$23,009
09/30/25	$20,104	$23,803
10/31/25	$20,856	$24,313

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 7/31/19
Class R6	29.70	10.98	12.48
Russell 3000 Total Return Index	20.77	16.74	15.27

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Timpani SMID Growth Fund

Class R6: CTOGX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,221,871	91	192%	$300,628

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. The Fund is designed for investors seeking access to a disciplined strategy that provides exposure to small-to-mid-cap businesses with dynamic growth that are, in many cases, in the early stages of their growth trajectory.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	29.4
Industrials	24.8
Health Care	18.2
Consumer Discretionary	13.6
Financials	6.5
Materials	3.9
Consumer Staples	3.1
Communication Services	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	5.1
Dave, Inc.	3.9
AppLovin Corp. - Class A	3.4
Argan, Inc.	2.9
Rush Street Interactive, Inc.	2.5
Five Below, Inc.	2.4
Insmed, Inc.	2.3
Pure Storage, Inc. - Class A	2.3
SiTime Corp.	2.2
Credo Technology Group Holding Ltd.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SMIDTSRA-R6 25

Calamos Hedged Equity Fund

Class A: CAHEX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$122	1.15%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025, the Fund delivered meaningful participation in the equity market’s advance while maintaining its defensive positioning. The period saw significant volatility, with a tariff-driven first-quarter selloff followed by a robust recovery fueled by resilient earnings, deregulation optimism, and AI infrastructure momentum. In June 2025, we extended the Fund’s hedge structure through June 2026, adjusting strike levels to position the portfolio to capture approximately 65% of the market’s upside while limiting downside exposure to about 35%. This asymmetric risk-return framework proved effective across both turbulent and advancing environments. The Fund’s actively managed options overlay further enhanced results by capitalizing on short-term volatility while preserving substantial participation in the market’s strong gains, underscoring the value of tactical flexibility.

GROWTH OF $10,000

	Class A with sales charge	S&P 500 Total Return Index
10/31/15	$9,524	$10,000
11/30/15	$9,543	$10,029
12/31/15	$9,506	$9,871
01/31/16	$9,215	$9,381
02/29/16	$9,186	$9,369
03/31/16	$9,477	$10,004
04/30/16	$9,506	$10,043
05/31/16	$9,594	$10,223
06/30/16	$9,622	$10,250
07/31/16	$9,778	$10,628
08/31/16	$9,788	$10,643
09/30/16	$9,818	$10,645
10/31/16	$9,789	$10,451
11/30/16	$9,916	$10,838
12/31/16	$10,002	$11,052
01/31/17	$10,070	$11,261
02/28/17	$10,295	$11,709
03/31/17	$10,311	$11,722
04/30/17	$10,341	$11,843
05/31/17	$10,390	$12,009
06/30/17	$10,410	$12,084
07/31/17	$10,488	$12,333
08/31/17	$10,498	$12,370
09/30/17	$10,569	$12,626
10/31/17	$10,647	$12,920
11/30/17	$10,775	$13,317
12/31/17	$10,803	$13,465
01/31/18	$11,275	$14,235
02/28/18	$11,256	$13,711
03/31/18	$11,170	$13,362
04/30/18	$11,180	$13,414
05/31/18	$11,279	$13,737
06/30/18	$11,262	$13,821
07/31/18	$11,469	$14,336
08/31/18	$11,627	$14,803
09/30/18	$11,611	$14,887
10/31/18	$11,295	$13,869
11/30/18	$11,384	$14,152
12/31/18	$10,868	$12,874
01/31/19	$11,312	$13,906
02/28/19	$11,443	$14,352
03/31/19	$11,553	$14,631
04/30/19	$11,755	$15,224
05/31/19	$11,442	$14,256
06/30/19	$11,783	$15,261
07/31/19	$11,854	$15,480
08/31/19	$11,813	$15,235
09/30/19	$11,894	$15,520
10/31/19	$12,046	$15,856
11/30/19	$12,239	$16,432
12/31/19	$12,410	$16,928
01/31/20	$12,420	$16,921
02/29/20	$11,952	$15,528
03/31/20	$11,250	$13,610
04/30/20	$12,035	$15,355
05/31/20	$12,239	$16,086
06/30/20	$12,461	$16,406
07/31/20	$12,655	$17,331
08/31/20	$13,073	$18,577
09/30/20	$12,874	$17,871
10/31/20	$12,638	$17,396
11/30/20	$13,334	$19,300
12/31/20	$13,563	$20,042
01/31/21	$13,430	$19,840
02/28/21	$13,696	$20,387
03/31/21	$14,025	$21,280
04/30/21	$14,323	$22,416
05/31/21	$14,405	$22,572
06/30/21	$14,530	$23,099
07/31/21	$14,663	$23,648
08/31/21	$14,910	$24,367
09/30/21	$14,561	$23,234
10/31/21	$15,065	$24,861
11/30/21	$14,983	$24,689
12/31/21	$15,331	$25,796
01/31/22	$15,001	$24,461
02/28/22	$14,672	$23,728
03/31/22	$14,816	$24,609
04/30/22	$14,054	$22,463
05/31/22	$13,992	$22,505
06/30/22	$13,292	$20,647
07/31/22	$13,910	$22,551
08/31/22	$13,611	$21,631
09/30/22	$12,946	$19,639
10/31/22	$13,482	$21,229
11/30/22	$13,956	$22,415
12/31/22	$13,599	$21,124
01/31/23	$14,034	$22,451
02/28/23	$13,868	$21,903
03/31/23	$14,199	$22,707
04/30/23	$14,355	$23,062
05/31/23	$14,438	$23,162
06/30/23	$14,950	$24,693
07/31/23	$15,126	$25,486
08/31/23	$15,022	$25,080
09/30/23	$14,687	$23,884
10/31/23	$14,573	$23,382
11/30/23	$15,279	$25,518
12/31/23	$15,715	$26,677
01/31/24	$15,850	$27,125
02/29/24	$16,329	$28,573
03/31/24	$16,631	$29,493
04/30/24	$16,298	$28,288
05/31/24	$16,704	$29,691
06/30/24	$17,069	$30,756
07/31/24	$17,235	$31,131
08/31/24	$17,527	$31,886
09/30/24	$17,813	$32,567
10/31/24	$17,698	$32,271
11/30/24	$18,219	$34,166
12/31/24	$18,018	$33,351
01/31/25	$18,331	$34,280
02/28/25	$18,195	$33,833
03/31/25	$17,611	$31,926
04/30/25	$17,580	$31,710
05/31/25	$18,227	$33,706
06/30/25	$18,781	$35,420
07/31/25	$19,011	$36,215
08/31/25	$19,261	$36,949
09/30/25	$19,691	$38,298
10/31/25	$20,004	$39,194

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	13.03	9.62	7.70
Class A with sales charge	7.64	8.55	7.18
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Hedged Equity Fund

Class A: CAHEX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$779,087,060	263	10%	$5,333,020

WHAT DID THE FUND INVEST IN?

The Fund’s strategic approach is designed to balance risk and reward, ensuring participation in market gains while managing downside exposure. The Fund’s equity basket sector allocation closely mirrors the S&P 500 Index.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.7
Financials	12.4
Consumer Discretionary	10.5
Communication Services	10.4
Health Care	9.1
Industrials	7.8
Consumer Staples	4.5
Other	3.8
Energy	3.0
Utilities	1.9
Real Estate	1.5
Materials	1.4

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	8.6
Apple, Inc.	6.8
Microsoft Corp.	6.6
Amazon.com, Inc.	3.9
Broadcom, Inc.	2.9
S&P 500 Index, Put, Strike Price $6,700, 06/30/26	2.7
Alphabet, Inc. - Class A	2.6
Alphabet, Inc. - Class C	2.6
Meta Platforms, Inc. - Class A	2.4
Tesla, Inc.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HEQTSRA-A 25

Calamos Hedged Equity Fund

Class C: CCHEX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$202	1.90%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025, the Fund delivered meaningful participation in the equity market’s advance while maintaining its defensive positioning. The period saw significant volatility, with a tariff-driven first-quarter selloff followed by a robust recovery fueled by resilient earnings, deregulation optimism, and AI infrastructure momentum. In June 2025, we extended the Fund’s hedge structure through June 2026, adjusting strike levels to position the portfolio to capture approximately 65% of the market’s upside while limiting downside exposure to about 35%. This asymmetric risk-return framework proved effective across both turbulent and advancing environments. The Fund’s actively managed options overlay further enhanced results by capitalizing on short-term volatility while preserving substantial participation in the market’s strong gains, underscoring the value of tactical flexibility.

GROWTH OF $10,000

	Class C with sales charge	S&P 500 Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$10,010	$10,029
12/31/15	$9,964	$9,871
01/31/16	$9,659	$9,381
02/29/16	$9,618	$9,369
03/31/16	$9,919	$10,004
04/30/16	$9,939	$10,043
05/31/16	$10,031	$10,223
06/30/16	$10,047	$10,250
07/31/16	$10,200	$10,628
08/31/16	$10,210	$10,643
09/30/16	$10,232	$10,645
10/31/16	$10,192	$10,451
11/30/16	$10,314	$10,838
12/31/16	$10,404	$11,052
01/31/17	$10,466	$11,261
02/28/17	$10,690	$11,709
03/31/17	$10,700	$11,722
04/30/17	$10,731	$11,843
05/31/17	$10,772	$12,009
06/30/17	$10,791	$12,084
07/31/17	$10,862	$12,333
08/31/17	$10,862	$12,370
09/30/17	$10,934	$12,626
10/31/17	$11,016	$12,920
11/30/17	$11,138	$13,317
12/31/17	$11,159	$13,465
01/31/18	$11,639	$14,235
02/28/18	$11,608	$13,711
03/31/18	$11,516	$13,362
04/30/18	$11,527	$13,414
05/31/18	$11,619	$13,737
06/30/18	$11,599	$13,821
07/31/18	$11,793	$14,336
08/31/18	$11,956	$14,803
09/30/18	$11,938	$14,887
10/31/18	$11,600	$13,869
11/30/18	$11,692	$14,152
12/31/18	$11,152	$12,874
01/31/19	$11,592	$13,906
02/28/19	$11,728	$14,352
03/31/19	$11,833	$14,631
04/30/19	$12,032	$15,224
05/31/19	$11,707	$14,256
06/30/19	$12,042	$15,261
07/31/19	$12,115	$15,480
08/31/19	$12,063	$15,235
09/30/19	$12,136	$15,520
10/31/19	$12,283	$15,856
11/30/19	$12,471	$16,432
12/31/19	$12,639	$16,928
01/31/20	$12,649	$16,921
02/29/20	$12,166	$15,528
03/31/20	$11,451	$13,610
04/30/20	$12,239	$15,355
05/31/20	$12,439	$16,086
06/30/20	$12,649	$16,406
07/31/20	$12,849	$17,331
08/31/20	$13,258	$18,577
09/30/20	$13,050	$17,871
10/31/20	$12,798	$17,396
11/30/20	$13,502	$19,300
12/31/20	$13,724	$20,042
01/31/21	$13,577	$19,840
02/28/21	$13,850	$20,387
03/31/21	$14,166	$21,280
04/30/21	$14,451	$22,416
05/31/21	$14,535	$22,572
06/30/21	$14,651	$23,099
07/31/21	$14,777	$23,648
08/31/21	$15,009	$24,367
09/30/21	$14,651	$23,234
10/31/21	$15,157	$24,861
11/30/21	$15,062	$24,689
12/31/21	$15,409	$25,796
01/31/22	$15,062	$24,461
02/28/22	$14,725	$23,728
03/31/22	$14,862	$24,609
04/30/22	$14,082	$22,463
05/31/22	$14,019	$22,505
06/30/22	$13,303	$20,647
07/31/22	$13,914	$22,551
08/31/22	$13,608	$21,631
09/30/22	$12,934	$19,639
10/31/22	$13,461	$21,229
11/30/22	$13,924	$22,415
12/31/22	$13,564	$21,124
01/31/23	$13,976	$22,451
02/28/23	$13,818	$21,903
03/31/23	$14,124	$22,707
04/30/23	$14,283	$23,062
05/31/23	$14,346	$23,162
06/30/23	$14,853	$24,693
07/31/23	$15,022	$25,486
08/31/23	$14,906	$25,080
09/30/23	$14,568	$23,884
10/31/23	$14,441	$23,382
11/30/23	$15,138	$25,518
12/31/23	$15,557	$26,677
01/31/24	$15,684	$27,125
02/29/24	$16,139	$28,573
03/31/24	$16,424	$29,493
04/30/24	$16,096	$28,288
05/31/24	$16,477	$29,691
06/30/24	$16,837	$30,756
07/31/24	$16,985	$31,131
08/31/24	$17,260	$31,886
09/30/24	$17,525	$32,567
10/31/24	$17,409	$32,271
11/30/24	$17,917	$34,166
12/31/24	$17,701	$33,351
01/31/25	$17,998	$34,280
02/28/25	$17,860	$33,833
03/31/25	$17,278	$31,926
04/30/25	$17,225	$31,710
05/31/25	$17,850	$33,706
06/30/25	$18,379	$35,420
07/31/25	$18,591	$36,215
08/31/25	$18,824	$36,949
09/30/25	$19,237	$38,298
10/31/25	$19,533	$39,194

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	12.20	8.82	6.92
Class C with sales charge	11.20	8.82	6.92
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Hedged Equity Fund

Class C: CCHEX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$779,087,060	263	10%	$5,333,020

WHAT DID THE FUND INVEST IN?

The Fund’s strategic approach is designed to balance risk and reward, ensuring participation in market gains while managing downside exposure. The Fund’s equity basket sector allocation closely mirrors the S&P 500 Index.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.7
Financials	12.4
Consumer Discretionary	10.5
Communication Services	10.4
Health Care	9.1
Industrials	7.8
Consumer Staples	4.5
Other	3.8
Energy	3.0
Utilities	1.9
Real Estate	1.5
Materials	1.4

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	8.6
Apple, Inc.	6.8
Microsoft Corp.	6.6
Amazon.com, Inc.	3.9
Broadcom, Inc.	2.9
S&P 500 Index, Put, Strike Price $6,700, 06/30/26	2.7
Alphabet, Inc. - Class A	2.6
Alphabet, Inc. - Class C	2.6
Meta Platforms, Inc. - Class A	2.4
Tesla, Inc.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HEQTSRA-C 25

Calamos Hedged Equity Fund

Class I: CIHEX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$96	0.90%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025, the Fund delivered meaningful participation in the equity market’s advance while maintaining its defensive positioning. The period saw significant volatility, with a tariff-driven first-quarter selloff followed by a robust recovery fueled by resilient earnings, deregulation optimism, and AI infrastructure momentum. In June 2025, we extended the Fund’s hedge structure through June 2026, adjusting strike levels to position the portfolio to capture approximately 65% of the market’s upside while limiting downside exposure to about 35%. This asymmetric risk-return framework proved effective across both turbulent and advancing environments. The Fund’s actively managed options overlay further enhanced results by capitalizing on short-term volatility while preserving substantial participation in the market’s strong gains, underscoring the value of tactical flexibility.

GROWTH OF $1,000,000

	Class I	S&P 500 Total Return Index
10/31/15	$1,000,000	$999,999
11/30/15	$1,001,998	$1,002,973
12/31/15	$998,712	$987,154
01/31/16	$968,202	$938,168
02/29/16	$965,151	$936,902
03/31/16	$996,130	$1,000,459
04/30/16	$999,192	$1,004,339
05/31/16	$1,009,398	$1,022,374
06/30/16	$1,011,984	$1,025,024
07/31/16	$1,028,356	$1,062,815
08/31/16	$1,029,379	$1,064,308
09/30/16	$1,033,269	$1,064,507
10/31/16	$1,030,191	$1,045,090
11/30/16	$1,043,530	$1,083,795
12/31/16	$1,053,152	$1,105,216
01/31/17	$1,060,365	$1,126,178
02/28/17	$1,084,066	$1,170,897
03/31/17	$1,085,521	$1,172,260
04/30/17	$1,089,648	$1,184,300
05/31/17	$1,094,808	$1,200,966
06/30/17	$1,098,340	$1,208,462
07/31/17	$1,106,621	$1,233,312
08/31/17	$1,107,657	$1,237,088
09/30/17	$1,114,808	$1,262,607
10/31/17	$1,124,141	$1,292,069
11/30/17	$1,137,622	$1,331,697
12/31/17	$1,141,309	$1,346,503
01/31/18	$1,191,202	$1,423,595
02/28/18	$1,189,124	$1,371,127
03/31/18	$1,181,216	$1,336,282
04/30/18	$1,182,256	$1,341,409
05/31/18	$1,193,704	$1,373,713
06/30/18	$1,191,543	$1,382,168
07/31/18	$1,213,435	$1,433,605
08/31/18	$1,231,157	$1,480,317
09/30/18	$1,229,236	$1,488,743
10/31/18	$1,195,816	$1,386,988
11/30/18	$1,206,260	$1,415,252
12/31/18	$1,151,508	$1,287,469
01/31/19	$1,198,683	$1,390,640
02/28/19	$1,213,693	$1,435,291
03/31/19	$1,224,948	$1,463,181
04/30/19	$1,247,493	$1,522,424
05/31/19	$1,214,213	$1,425,677
06/30/19	$1,249,870	$1,526,154
07/31/19	$1,258,467	$1,548,090
08/31/19	$1,254,168	$1,523,566
09/30/19	$1,262,451	$1,552,073
10/31/19	$1,279,700	$1,585,689
11/30/19	$1,299,106	$1,643,248
12/31/19	$1,318,089	$1,692,846
01/31/20	$1,319,172	$1,692,182
02/29/20	$1,270,434	$1,552,884
03/31/20	$1,195,636	$1,361,082
04/30/20	$1,279,179	$1,535,564
05/31/20	$1,301,963	$1,608,699
06/30/20	$1,325,275	$1,640,694
07/31/20	$1,347,019	$1,733,204
08/31/20	$1,391,593	$1,857,787
09/30/20	$1,369,952	$1,787,196
10/31/20	$1,344,885	$1,739,670
11/30/20	$1,420,086	$1,930,100
12/31/20	$1,445,388	$2,004,310
01/31/21	$1,430,058	$1,984,074
02/28/21	$1,459,623	$2,038,784
03/31/21	$1,495,758	$2,128,074
04/30/21	$1,526,418	$2,241,647
05/31/21	$1,536,273	$2,257,303
06/30/21	$1,550,452	$2,310,001
07/31/21	$1,564,697	$2,364,873
08/31/21	$1,589,898	$2,436,779
09/30/21	$1,553,590	$2,323,446
10/31/21	$1,608,448	$2,486,229
11/30/21	$1,599,671	$2,469,003
12/31/21	$1,637,805	$2,579,654
01/31/22	$1,602,607	$2,446,166
02/28/22	$1,567,409	$2,372,922
03/31/22	$1,583,908	$2,461,029
04/30/22	$1,502,513	$2,246,423
05/31/22	$1,495,913	$2,250,543
06/30/22	$1,421,118	$2,064,775
07/31/22	$1,487,114	$2,255,156
08/31/22	$1,456,316	$2,163,188
09/30/22	$1,386,095	$1,963,959
10/31/22	$1,442,288	$2,122,964
11/30/22	$1,492,972	$2,241,606
12/31/22	$1,455,766	$2,112,456
01/31/23	$1,502,297	$2,245,191
02/28/23	$1,485,679	$2,190,409
03/31/23	$1,520,479	$2,270,828
04/30/23	$1,539,319	$2,306,273
05/31/23	$1,547,076	$2,316,298
06/30/23	$1,602,899	$2,469,349
07/31/23	$1,622,866	$2,548,675
08/31/23	$1,611,773	$2,508,098
09/30/23	$1,575,778	$2,388,516
10/31/23	$1,563,554	$2,338,293
11/30/23	$1,640,232	$2,551,840
12/31/23	$1,686,899	$2,667,771
01/31/24	$1,702,519	$2,712,601
02/29/24	$1,752,724	$2,857,443
03/31/24	$1,786,798	$2,949,380
04/30/24	$1,751,084	$2,828,912
05/31/24	$1,794,610	$2,969,184
06/30/24	$1,834,822	$3,075,724
07/31/24	$1,852,690	$3,113,163
08/31/24	$1,885,076	$3,188,677
09/30/24	$1,915,846	$3,256,778
10/31/24	$1,903,551	$3,227,245
11/30/24	$1,960,557	$3,416,687
12/31/24	$1,939,160	$3,335,239
01/31/25	$1,972,787	$3,428,117
02/28/25	$1,959,336	$3,383,388
03/31/25	$1,896,993	$3,192,753
04/30/25	$1,893,629	$3,171,102
05/31/25	$1,964,262	$3,370,708
06/30/25	$2,024,009	$3,542,116
07/31/25	$2,048,692	$3,621,611
08/31/25	$2,075,619	$3,695,028
09/30/25	$2,123,099	$3,829,896
10/31/25	$2,157,904	$3,919,568

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	13.36	9.92	7.99
S&P 500 Total Return Index	21.39	17.64	14.64

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Hedged Equity Fund

Class I: CIHEX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$779,087,060	263	10%	$5,333,020

WHAT DID THE FUND INVEST IN?

The Fund’s strategic approach is designed to balance risk and reward, ensuring participation in market gains while managing downside exposure. The Fund’s equity basket sector allocation closely mirrors the S&P 500 Index.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.7
Financials	12.4
Consumer Discretionary	10.5
Communication Services	10.4
Health Care	9.1
Industrials	7.8
Consumer Staples	4.5
Other	3.8
Energy	3.0
Utilities	1.9
Real Estate	1.5
Materials	1.4

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	8.6
Apple, Inc.	6.8
Microsoft Corp.	6.6
Amazon.com, Inc.	3.9
Broadcom, Inc.	2.9
S&P 500 Index, Put, Strike Price $6,700, 06/30/26	2.7
Alphabet, Inc. - Class A	2.6
Alphabet, Inc. - Class C	2.6
Meta Platforms, Inc. - Class A	2.4
Tesla, Inc.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HEQTSRA-I 25

Calamos Merger Arbitrage Fund

Class A: CMRAX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$212	2.01%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed its benchmark, delivering compelling returns in an environment marked by evolving regulatory dynamics and heightened market volatility. The merger arbitrage strategy benefited from the anticipated shift toward a less restrictive regulatory environment, which opened pathways for transactions that had faced headwinds in prior years. The Fund’s strategic focus on merger arbitrage opportunities utilized Calamos’ deep experience in convertible and options investing to generate attractive risk-reward opportunities across target companies’ capital structures. The disciplined approach to capturing completion risk premiums proved effective during April 2025’s tariff-induced volatility, as positions remained relatively insulated from broad market swings. The bottom-up, deal-by-deal methodology delivered steady performance while maintaining reduced interest-rate sensitivity and lower correlation to equity markets.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
09/29/23	$9,728	$10,001
09/30/23	$9,728	$10,001
10/31/23	$9,465	$9,843
11/30/23	$9,854	$10,289
12/31/23	$10,115	$10,682
01/31/24	$9,616	$10,653
02/29/24	$9,586	$10,503
03/31/24	$9,665	$10,600
04/30/24	$9,449	$10,332
05/31/24	$9,518	$10,507
06/30/24	$9,498	$10,606
07/31/24	$9,762	$10,854
08/31/24	$9,792	$11,010
09/30/24	$9,890	$11,158
10/31/24	$9,723	$10,881
11/30/24	$9,929	$10,996
12/31/24	$9,909	$10,816
01/31/25	$9,929	$10,873
02/28/25	$10,020	$11,113
03/31/25	$9,919	$11,117
04/30/25	$9,879	$11,160
05/31/25	$9,999	$11,081
06/30/25	$10,311	$11,251
07/31/25	$10,492	$11,221
08/31/25	$10,673	$11,356
09/30/25	$10,824	$11,479
10/31/25	$10,824	$11,551

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 9/29/23
Class A without sales charge	11.31	5.25
Class A with sales charge	8.26	3.86
Bloomberg U.S. Aggregate Bond Index	6.16	7.15

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Merger Arbitrage Fund

Class A: CMRAX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,841,225	48	177%	$22,349

WHAT DID THE FUND INVEST IN?

The Fund seeks to capture the completion risk premium—the difference between a company's stock price and the announced acquisition price. In addition to stocks, the Fund can hold convertible bonds and high-yield debt.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.8
Special Purpose Acquisition Companies	20.4
Communication Services	9.3
Industrials	8.6
Utilities	5.3
Health Care	4.6
Financials	4.3
Real Estate	2.8
Energy	2.4
Materials	2.4
Consumer Staples	1.9

TOP 10 HOLDINGS

% OF NET ASSETS

Alchemy Investments Acquisition Corp. 1	6.6
TXNM Energy, Inc., 5.750%, 06/01/54	5.3
FutureTech II Acquisition Corp. - Class A	5.1
TEGNA, Inc.	4.9
CyberArk Software, Ltd.	4.6
Bill Holdings, Inc., 0.000%, 04/01/30	4.5
Five9, Inc., 1.000%, 03/15/29	4.4
Global Payments, Inc., 1.500%, 03/01/31	4.4
Norfolk Southern Corp.	4.2
Dayforce, Inc., 0.250%, 03/15/26	4.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MARTSRA-A 25

Calamos Merger Arbitrage Fund

Class C: CMRCX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$290	2.75%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed its benchmark, delivering compelling returns in an environment marked by evolving regulatory dynamics and heightened market volatility. The merger arbitrage strategy benefited from the anticipated shift toward a less restrictive regulatory environment, which opened pathways for transactions that had faced headwinds in prior years. The Fund’s strategic focus on merger arbitrage opportunities utilized Calamos’ deep experience in convertible and options investing to generate attractive risk-reward opportunities across target companies’ capital structures. The disciplined approach to capturing completion risk premiums proved effective during April 2025’s tariff-induced volatility, as positions remained relatively insulated from broad market swings. The bottom-up, deal-by-deal methodology delivered steady performance while maintaining reduced interest-rate sensitivity and lower correlation to equity markets.

GROWTH OF $10,000

	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
09/29/23	$10,000	$10,001
09/30/23	$10,000	$10,001
10/31/23	$9,720	$9,843
11/30/23	$10,120	$10,289
12/31/23	$10,384	$10,682
01/31/24	$9,862	$10,653
02/29/24	$9,832	$10,503
03/31/24	$9,892	$10,600
04/30/24	$9,681	$10,332
05/31/24	$9,731	$10,507
06/30/24	$9,711	$10,606
07/31/24	$9,972	$10,854
08/31/24	$9,992	$11,010
09/30/24	$10,093	$11,158
10/31/24	$9,912	$10,881
11/30/24	$10,113	$10,996
12/31/24	$10,090	$10,816
01/31/25	$10,110	$10,873
02/28/25	$10,192	$11,113
03/31/25	$10,080	$11,117
04/30/25	$10,028	$11,160
05/31/25	$10,151	$11,081
06/30/25	$10,459	$11,251
07/31/25	$10,643	$11,221
08/31/25	$10,807	$11,356
09/30/25	$10,960	$11,479
10/31/25	$10,960	$11,551

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 9/29/23
Class C without sales charge	10.58	4.49
Class C with sales charge	9.58	4.49
Bloomberg U.S. Aggregate Bond Index	6.16	7.15

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Merger Arbitrage Fund

Class C: CMRCX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,841,225	48	177%	$22,349

WHAT DID THE FUND INVEST IN?

The Fund seeks to capture the completion risk premium—the difference between a company's stock price and the announced acquisition price. In addition to stocks, the Fund can hold convertible bonds and high-yield debt.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.8
Special Purpose Acquisition Companies	20.4
Communication Services	9.3
Industrials	8.6
Utilities	5.3
Health Care	4.6
Financials	4.3
Real Estate	2.8
Energy	2.4
Materials	2.4
Consumer Staples	1.9

TOP 10 HOLDINGS

% OF NET ASSETS

Alchemy Investments Acquisition Corp. 1	6.6
TXNM Energy, Inc., 5.750%, 06/01/54	5.3
FutureTech II Acquisition Corp. - Class A	5.1
TEGNA, Inc.	4.9
CyberArk Software, Ltd.	4.6
Bill Holdings, Inc., 0.000%, 04/01/30	4.5
Five9, Inc., 1.000%, 03/15/29	4.4
Global Payments, Inc., 1.500%, 03/01/31	4.4
Norfolk Southern Corp.	4.2
Dayforce, Inc., 0.250%, 03/15/26	4.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MARTSRA-C 25

Calamos Merger Arbitrage Fund

Class I: CMRGX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$183	1.73%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed its benchmark, delivering compelling returns in an environment marked by evolving regulatory dynamics and heightened market volatility. The merger arbitrage strategy benefited from the anticipated shift toward a less restrictive regulatory environment, which opened pathways for transactions that had faced headwinds in prior years. The Fund’s strategic focus on merger arbitrage opportunities utilized Calamos’ deep experience in convertible and options investing to generate attractive risk-reward opportunities across target companies’ capital structures. The disciplined approach to capturing completion risk premiums proved effective during April 2025’s tariff-induced volatility, as positions remained relatively insulated from broad market swings. The bottom-up, deal-by-deal methodology delivered steady performance while maintaining reduced interest-rate sensitivity and lower correlation to equity markets.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
09/29/23	$1,000,000	$999,999
09/30/23	$1,000,000	$999,999
10/31/23	$973,000	$984,219
11/30/23	$1,014,000	$1,028,789
12/31/23	$1,041,071	$1,068,171
01/31/24	$988,766	$1,065,236
02/29/24	$986,754	$1,050,187
03/31/24	$994,801	$1,059,885
04/30/24	$973,678	$1,033,112
05/31/24	$979,713	$1,050,626
06/30/24	$978,707	$1,060,577
07/31/24	$1,005,866	$1,085,349
08/31/24	$1,008,883	$1,100,942
09/30/24	$1,018,942	$1,115,685
10/31/24	$1,002,848	$1,088,017
11/30/24	$1,022,965	$1,099,519
12/31/24	$1,021,787	$1,081,525
01/31/25	$1,023,859	$1,087,261
02/28/25	$1,033,186	$1,111,184
03/31/25	$1,022,823	$1,111,604
04/30/25	$1,018,678	$1,115,972
05/31/25	$1,032,150	$1,107,983
06/30/25	$1,064,275	$1,125,018
07/31/25	$1,083,965	$1,122,049
08/31/25	$1,101,582	$1,135,472
09/30/25	$1,118,162	$1,147,859
10/31/25	$1,118,162	$1,155,027

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 9/29/23
Class I	11.50	5.50
Bloomberg U.S. Aggregate Bond Index	6.16	7.15

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Merger Arbitrage Fund

Class I: CMRGX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,841,225	48	177%	$22,349

WHAT DID THE FUND INVEST IN?

The Fund seeks to capture the completion risk premium—the difference between a company's stock price and the announced acquisition price. In addition to stocks, the Fund can hold convertible bonds and high-yield debt.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short, or written options.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.8
Special Purpose Acquisition Companies	20.4
Communication Services	9.3
Industrials	8.6
Utilities	5.3
Health Care	4.6
Financials	4.3
Real Estate	2.8
Energy	2.4
Materials	2.4
Consumer Staples	1.9

TOP 10 HOLDINGS

% OF NET ASSETS

Alchemy Investments Acquisition Corp. 1	6.6
TXNM Energy, Inc., 5.750%, 06/01/54	5.3
FutureTech II Acquisition Corp. - Class A	5.1
TEGNA, Inc.	4.9
CyberArk Software, Ltd.	4.6
Bill Holdings, Inc., 0.000%, 04/01/30	4.5
Five9, Inc., 1.000%, 03/15/29	4.4
Global Payments, Inc., 1.500%, 03/01/31	4.4
Norfolk Southern Corp.	4.2
Dayforce, Inc., 0.250%, 03/15/26	4.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MARTSRA-I 25

Calamos Short-Term Bond Fund

Class A: CSTBX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$65	0.63%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 (“annual period”), the Fund delivered mid-single-digit returns and outperformed the Bloomberg US Govt/Credit 1-3 Year Index. The period was characterized by significant volatility followed by a robust recovery as the Federal Reserve resumed its rate-cutting cycle. The Fund’s longer-than-benchmark duration positioning proved advantageous as Treasury rates declined across short-term maturities throughout most of the period. Additionally, spread compression across rating categories enabled the team to migrate credit quality higher while maintaining attractive income levels. Security selection among non-financial corporate bonds, particularly within technology and consumer cyclical sectors, further strengthened performance. The Fund’s fundamental research-driven approach for identifying credits offering compelling compensation for risks continued to serve investors effectively through a year marked by policy uncertainty, shifting inflation dynamics, and evolving economic conditions.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
09/19/18	$9,775	$10,000
09/30/18	$9,777	$10,018
10/31/18	$9,787	$9,939
11/30/18	$9,796	$9,998
12/31/18	$9,843	$10,182
01/31/19	$9,903	$10,290
02/28/19	$9,924	$10,284
03/31/19	$9,985	$10,481
04/30/19	$10,016	$10,484
05/31/19	$10,077	$10,670
06/30/19	$10,137	$10,804
07/31/19	$10,149	$10,828
08/31/19	$10,220	$11,109
09/30/19	$10,218	$11,049
10/31/19	$10,261	$11,083
11/30/19	$10,261	$11,077
12/31/19	$10,282	$11,069
01/31/20	$10,352	$11,282
02/29/20	$10,403	$11,485
03/31/20	$10,157	$11,418
04/30/20	$10,289	$11,621
05/31/20	$10,370	$11,675
06/30/20	$10,472	$11,749
07/31/20	$10,552	$11,924
08/31/20	$10,580	$11,828
09/30/20	$10,576	$11,821
10/31/20	$10,593	$11,768
11/30/20	$10,640	$11,884
12/31/20	$10,683	$11,900
01/31/21	$10,702	$11,815
02/28/21	$10,695	$11,644
03/31/21	$10,676	$11,499
04/30/21	$10,700	$11,590
05/31/21	$10,724	$11,628
06/30/21	$10,715	$11,709
07/31/21	$10,738	$11,840
08/31/21	$10,739	$11,818
09/30/21	$10,728	$11,715
10/31/21	$10,684	$11,712
11/30/21	$10,670	$11,747
12/31/21	$10,668	$11,717
01/31/22	$10,579	$11,464
02/28/22	$10,535	$11,336
03/31/22	$10,404	$11,022
04/30/22	$10,327	$10,603
05/31/22	$10,371	$10,672
06/30/22	$10,252	$10,504
07/31/22	$10,365	$10,761
08/31/22	$10,292	$10,457
09/30/22	$10,166	$10,005
10/31/22	$10,151	$9,875
11/30/22	$10,270	$10,239
12/31/22	$10,307	$10,192
01/31/23	$10,428	$10,506
02/28/23	$10,352	$10,234
03/31/23	$10,453	$10,494
04/30/23	$10,512	$10,558
05/31/23	$10,483	$10,443
06/30/23	$10,477	$10,406
07/31/23	$10,528	$10,398
08/31/23	$10,568	$10,332
09/30/23	$10,540	$10,069
10/31/23	$10,536	$9,911
11/30/23	$10,702	$10,359
12/31/23	$10,865	$10,756
01/31/24	$10,897	$10,726
02/29/24	$10,873	$10,575
03/31/24	$10,930	$10,673
04/30/24	$10,897	$10,403
05/31/24	$10,982	$10,579
06/30/24	$11,045	$10,679
07/31/24	$11,180	$10,929
08/31/24	$11,279	$11,086
09/30/24	$11,368	$11,234
10/31/24	$11,303	$10,956
11/30/24	$11,368	$11,072
12/31/24	$11,369	$10,890
01/31/25	$11,422	$10,948
02/28/25	$11,510	$11,189
03/31/25	$11,551	$11,193
04/30/25	$11,606	$11,237
05/31/25	$11,635	$11,157
06/30/25	$11,739	$11,328
07/31/25	$11,745	$11,298
08/31/25	$11,849	$11,434
09/30/25	$11,892	$11,558
10/31/25	$11,934	$11,631

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 9/19/18
Class A without sales charge	5.59	2.41	2.84
Class A with sales charge	3.20	1.94	2.52
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	2.14

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Short-Term Bond Fund

Class A: CSTBX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$411,106,771	487	36%	$1,155,573

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes of US issuers with a dollar-weighted-average portfolio duration of three years or less. The goal is to generate a high level of current income and total return.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents or derivatives.

ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	56.6
Asset Backed Securities	21.1
Bank Loans	8.4
U.S. Government and Agency Securities	5.7
Municipal Obligations	2.9
Sovereign Bonds	2.0
Residential Mortgage Backed Securities	1.1

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Notes, 4.250%, 02/28/29	2.7
U.S. Treasury Notes, 4.250%, 01/31/30	1.2
U.S. Treasury Notes, 3.375%, 09/15/28	1.0
U.S. Treasury Notes, 3.500%, 09/30/29	0.7
GS Mortgage Securities Corp. Trust - Class A, Series 2023-SHIP, 4.322%, 09/10/38	0.6
CNH Equipment Trust - Class A3, Series 2024-B, 5.190%, 09/17/29	0.6
SoFi Consumer Loan Program Trust - Class B, Series 2025-1, 5.120%, 02/27/34	0.5
American Express Credit Account Master Trust - Class A, Series 2024-2, 5.240%, 04/15/31	0.5
SCCU Auto Receivables Trust - Class B, Series 2023-1A, 6.080%, 11/15/29	0.5
Ford Credit Auto Owner Trust - Class A, Series 2024-1, 4.870%, 08/15/36	0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | STBTSRA-A 25

Calamos Short-Term Bond Fund

Class I: CSTIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$39	0.38%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 (“annual period”), the Fund delivered mid-single-digit returns and outperformed the Bloomberg US Govt/Credit 1-3 Year Index. The period was characterized by significant volatility followed by a robust recovery as the Federal Reserve resumed its rate-cutting cycle. The Fund’s longer-than-benchmark duration positioning proved advantageous as Treasury rates declined across short-term maturities throughout most of the period. Additionally, spread compression across rating categories enabled the team to migrate credit quality higher while maintaining attractive income levels. Security selection among non-financial corporate bonds, particularly within technology and consumer cyclical sectors, further strengthened performance. The Fund’s fundamental research-driven approach for identifying credits offering compelling compensation for risks continued to serve investors effectively through a year marked by policy uncertainty, shifting inflation dynamics, and evolving economic conditions.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
09/19/18	$1,000,000	$999,999
09/30/18	$1,000,296	$1,001,761
10/31/18	$1,001,581	$993,846
11/30/18	$1,002,657	$999,776
12/31/18	$1,007,678	$1,018,143
01/31/19	$1,014,044	$1,028,958
02/28/19	$1,016,383	$1,028,361
03/31/19	$1,023,834	$1,048,106
04/30/19	$1,026,209	$1,048,374
05/31/19	$1,032,632	$1,066,985
06/30/19	$1,039,068	$1,080,382
07/31/19	$1,040,418	$1,082,760
08/31/19	$1,047,931	$1,110,818
09/30/19	$1,047,927	$1,104,903
10/31/19	$1,052,608	$1,108,231
11/30/19	$1,053,847	$1,107,664
12/31/19	$1,056,249	$1,106,893
01/31/20	$1,062,653	$1,128,195
02/29/20	$1,069,049	$1,148,502
03/31/20	$1,044,056	$1,141,741
04/30/20	$1,056,819	$1,162,039
05/31/20	$1,065,363	$1,167,446
06/30/20	$1,077,040	$1,174,804
07/31/20	$1,084,453	$1,192,350
08/31/20	$1,087,561	$1,182,724
09/30/20	$1,087,429	$1,182,077
10/31/20	$1,089,377	$1,176,799
11/30/20	$1,095,533	$1,188,345
12/31/20	$1,099,069	$1,189,982
01/31/21	$1,100,163	$1,181,450
02/28/21	$1,099,669	$1,164,392
03/31/21	$1,097,970	$1,149,850
04/30/21	$1,100,678	$1,158,934
05/31/21	$1,103,366	$1,162,720
06/30/21	$1,102,667	$1,170,889
07/31/21	$1,105,227	$1,183,983
08/31/21	$1,105,548	$1,181,729
09/30/21	$1,104,713	$1,171,496
10/31/21	$1,101,455	$1,171,172
11/30/21	$1,099,199	$1,174,640
12/31/21	$1,099,209	$1,171,635
01/31/22	$1,091,403	$1,146,393
02/28/22	$1,085,918	$1,133,603
03/31/22	$1,072,596	$1,102,107
04/30/22	$1,064,932	$1,060,284
05/31/22	$1,069,641	$1,067,119
06/30/22	$1,057,631	$1,050,379
07/31/22	$1,069,264	$1,076,044
08/31/22	$1,061,989	$1,045,643
09/30/22	$1,049,187	$1,000,462
10/31/22	$1,048,930	$987,503
11/30/22	$1,060,261	$1,023,819
12/31/22	$1,064,313	$1,019,202
01/31/23	$1,077,114	$1,050,558
02/28/23	$1,069,424	$1,023,396
03/31/23	$1,081,284	$1,049,389
04/30/23	$1,086,446	$1,055,752
05/31/23	$1,083,682	$1,044,255
06/30/23	$1,083,264	$1,040,529
07/31/23	$1,088,689	$1,039,808
08/31/23	$1,093,090	$1,033,166
09/30/23	$1,090,449	$1,006,909
10/31/23	$1,090,202	$991,020
11/30/23	$1,107,610	$1,035,898
12/31/23	$1,124,745	$1,075,552
01/31/24	$1,129,520	$1,072,597
02/29/24	$1,126,003	$1,057,443
03/31/24	$1,132,233	$1,067,209
04/30/24	$1,128,962	$1,040,251
05/31/24	$1,138,043	$1,057,886
06/30/24	$1,144,833	$1,067,905
07/31/24	$1,159,056	$1,092,849
08/31/24	$1,169,624	$1,108,550
09/30/24	$1,179,036	$1,123,394
10/31/24	$1,172,577	$1,095,536
11/30/24	$1,179,525	$1,107,117
12/31/24	$1,179,927	$1,088,999
01/31/25	$1,185,643	$1,094,774
02/28/25	$1,194,983	$1,118,862
03/31/25	$1,199,558	$1,119,285
04/30/25	$1,206,701	$1,123,683
05/31/25	$1,210,047	$1,115,639
06/30/25	$1,219,761	$1,132,792
07/31/25	$1,220,728	$1,129,802
08/31/25	$1,233,083	$1,143,318
09/30/25	$1,236,428	$1,155,790
10/31/25	$1,241,143	$1,163,009

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 9/19/18
Class I	5.85	2.64	3.08
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	2.14

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Short-Term Bond Fund

Class I: CSTIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$411,106,771	487	36%	$1,155,573

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes of US issuers with a dollar-weighted-average portfolio duration of three years or less. The goal is to generate a high level of current income and total return.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents or derivatives.

ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	56.6
Asset Backed Securities	21.1
Bank Loans	8.4
U.S. Government and Agency Securities	5.7
Municipal Obligations	2.9
Sovereign Bonds	2.0
Residential Mortgage Backed Securities	1.1

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Notes, 4.250%, 02/28/29	2.7
U.S. Treasury Notes, 4.250%, 01/31/30	1.2
U.S. Treasury Notes, 3.375%, 09/15/28	1.0
U.S. Treasury Notes, 3.500%, 09/30/29	0.7
GS Mortgage Securities Corp. Trust - Class A, Series 2023-SHIP, 4.322%, 09/10/38	0.6
CNH Equipment Trust - Class A3, Series 2024-B, 5.190%, 09/17/29	0.6
SoFi Consumer Loan Program Trust - Class B, Series 2025-1, 5.120%, 02/27/34	0.5
American Express Credit Account Master Trust - Class A, Series 2024-2, 5.240%, 04/15/31	0.5
SCCU Auto Receivables Trust - Class B, Series 2023-1A, 6.080%, 11/15/29	0.5
Ford Credit Auto Owner Trust - Class A, Series 2024-1, 4.870%, 08/15/36	0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | STBTSRA-I 25

Calamos Total Return Bond Fund

Class A: CTRAX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$93	0.90%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 (“annual period”), the Fund delivered mid-single-digit returns and outperformed the Bloomberg US Aggregate Bond Index. The Fund’s disciplined, research-driven approach enabled it to navigate a volatile period marked by tariff-driven market disruptions in April, Federal Reserve rate cuts, and persistent inflation concerns. The team’s fundamental credit analysis proved particularly valuable in identifying quality issuers while managing duration close to benchmark levels amid heightened uncertainty. Despite credit spreads trading near cycle tights, the Fund benefited from  robust demand for corporate debt and limited new issuance. The portfolio’s deliberate migration toward higher credit quality throughout the year, while maintaining selective exposure to attractive risk-adjusted opportunities, positioned the Fund to capture income while managing downside risk during periods of market stress.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$9,625	$9,999
11/30/15	$9,589	$9,973
12/31/15	$9,540	$9,941
01/31/16	$9,578	$10,078
02/29/16	$9,662	$10,149
03/31/16	$9,813	$10,242
04/30/16	$9,888	$10,282
05/31/16	$9,868	$10,284
06/30/16	$10,018	$10,469
07/31/16	$10,101	$10,535
08/31/16	$10,091	$10,523
09/30/16	$10,100	$10,517
10/31/16	$10,043	$10,436
11/30/16	$9,832	$10,190
12/31/16	$9,856	$10,204
01/31/17	$9,874	$10,224
02/28/17	$9,950	$10,293
03/31/17	$9,939	$10,287
04/30/17	$10,024	$10,367
05/31/17	$10,080	$10,447
06/30/17	$10,067	$10,436
07/31/17	$10,114	$10,481
08/31/17	$10,199	$10,575
09/30/17	$10,138	$10,525
10/31/17	$10,136	$10,531
11/30/17	$10,114	$10,517
12/31/17	$10,147	$10,565
01/31/18	$10,036	$10,444
02/28/18	$9,946	$10,345
03/31/18	$9,976	$10,411
04/30/18	$9,909	$10,334
05/31/18	$9,959	$10,407
06/30/18	$9,953	$10,395
07/31/18	$9,964	$10,397
08/31/18	$10,037	$10,464
09/30/18	$9,978	$10,397
10/31/18	$9,903	$10,314
11/30/18	$9,916	$10,376
12/31/18	$10,010	$10,567
01/31/19	$10,165	$10,679
02/28/19	$10,198	$10,673
03/31/19	$10,385	$10,878
04/30/19	$10,399	$10,880
05/31/19	$10,557	$11,073
06/30/19	$10,674	$11,213
07/31/19	$10,708	$11,237
08/31/19	$10,957	$11,528
09/30/19	$10,898	$11,467
10/31/19	$10,917	$11,502
11/30/19	$10,915	$11,496
12/31/19	$10,907	$11,488
01/31/20	$11,134	$11,709
02/29/20	$11,309	$11,920
03/31/20	$11,027	$11,849
04/30/20	$11,236	$12,060
05/31/20	$11,317	$12,116
06/30/20	$11,419	$12,192
07/31/20	$11,627	$12,375
08/31/20	$11,541	$12,275
09/30/20	$11,539	$12,268
10/31/20	$11,482	$12,213
11/30/20	$11,615	$12,333
12/31/20	$11,638	$12,350
01/31/21	$11,577	$12,261
02/28/21	$11,422	$12,084
03/31/21	$11,268	$11,934
04/30/21	$11,370	$12,028
05/31/21	$11,409	$12,067
06/30/21	$11,492	$12,152
07/31/21	$11,616	$12,288
08/31/21	$11,591	$12,264
09/30/21	$11,500	$12,158
10/31/21	$11,483	$12,155
11/30/21	$11,489	$12,191
12/31/21	$11,482	$12,160
01/31/22	$11,226	$11,898
02/28/22	$11,101	$11,765
03/31/22	$10,846	$11,438
04/30/22	$10,470	$11,004
05/31/22	$10,462	$11,075
06/30/22	$10,207	$10,901
07/31/22	$10,523	$11,168
08/31/22	$10,272	$10,852
09/30/22	$9,835	$10,383
10/31/22	$9,746	$10,249
11/30/22	$10,065	$10,626
12/31/22	$10,023	$10,578
01/31/23	$10,379	$10,903
02/28/23	$10,154	$10,621
03/31/23	$10,299	$10,891
04/30/23	$10,374	$10,957
05/31/23	$10,254	$10,838
06/30/23	$10,249	$10,799
07/31/23	$10,278	$10,791
08/31/23	$10,203	$10,723
09/30/23	$9,942	$10,450
10/31/23	$9,763	$10,285
11/30/23	$10,225	$10,751
12/31/23	$10,618	$11,162
01/31/24	$10,601	$11,132
02/29/24	$10,465	$10,974
03/31/24	$10,555	$11,076
04/30/24	$10,291	$10,796
05/31/24	$10,477	$10,979
06/30/24	$10,581	$11,083
07/31/24	$10,804	$11,342
08/31/24	$10,958	$11,505
09/30/24	$11,098	$11,659
10/31/24	$10,840	$11,370
11/30/24	$10,969	$11,490
12/31/24	$10,782	$11,302
01/31/25	$10,839	$11,362
02/28/25	$11,067	$11,612
03/31/25	$11,050	$11,616
04/30/25	$11,083	$11,662
05/31/25	$11,017	$11,578
06/30/25	$11,197	$11,756
07/31/25	$11,181	$11,725
08/31/25	$11,306	$11,866
09/30/25	$11,420	$11,995
10/31/25	$11,497	$12,070

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	6.05	0.03	1.79
Class A with sales charge	3.62	-0.43	1.40
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Total Return Bond Fund

Class A: CTRAX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$29,107,626	197	13%	$131,684

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes with the goal of generating a high level of current income and total return in excess of the benchmark over full market cycles.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents or derivatives.

ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	47.3
U.S. Government and Agency Securities	42.5
Bank Loans	3.8
Asset Backed Securities	3.8
Residential Mortgage Backed Securities	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Notes, 3.750%, 08/31/31	3.4
U.S. Treasury Notes, 3.875%, 08/15/34	3.2
Federal National Mortgage Association, 6.000%, 03/01/54	2.6
Federal National Mortgage Association, 5.500%, 08/01/53	2.2
Federal National Mortgage Association, 6.000%, 09/01/53	2.2
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
U.S. Treasury Bonds, 3.500%, 02/15/39	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | TRBTSRA-A 25

Calamos Total Return Bond Fund

Class C: CTRCX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$169	1.65%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 (“annual period”), the Fund delivered mid-single-digit returns and outperformed the Bloomberg US Aggregate Bond Index. The Fund’s disciplined, research-driven approach enabled it to navigate a volatile period marked by tariff-driven market disruptions in April, Federal Reserve rate cuts, and persistent inflation concerns. The team’s fundamental credit analysis proved particularly valuable in identifying quality issuers while managing duration close to benchmark levels amid heightened uncertainty. Despite credit spreads trading near cycle tights, the Fund benefited from  robust demand for corporate debt and limited new issuance. The portfolio’s deliberate migration toward higher credit quality throughout the year, while maintaining selective exposure to attractive risk-adjusted opportunities, positioned the Fund to capture income while managing downside risk during periods of market stress.

GROWTH OF $10,000

	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$10,000	$9,999
11/30/15	$9,957	$9,973
12/31/15	$9,900	$9,941
01/31/16	$9,933	$10,078
02/29/16	$10,015	$10,149
03/31/16	$10,164	$10,242
04/30/16	$10,226	$10,282
05/31/16	$10,209	$10,284
06/30/16	$10,348	$10,469
07/31/16	$10,427	$10,535
08/31/16	$10,419	$10,523
09/30/16	$10,413	$10,517
10/31/16	$10,357	$10,436
11/30/16	$10,124	$10,190
12/31/16	$10,141	$10,204
01/31/17	$10,164	$10,224
02/28/17	$10,227	$10,293
03/31/17	$10,219	$10,287
04/30/17	$10,300	$10,367
05/31/17	$10,350	$10,447
06/30/17	$10,331	$10,436
07/31/17	$10,382	$10,481
08/31/17	$10,453	$10,575
09/30/17	$10,385	$10,525
10/31/17	$10,375	$10,531
11/30/17	$10,346	$10,517
12/31/17	$10,384	$10,565
01/31/18	$10,264	$10,444
02/28/18	$10,166	$10,345
03/31/18	$10,181	$10,411
04/30/18	$10,115	$10,334
05/31/18	$10,150	$10,407
06/30/18	$10,138	$10,395
07/31/18	$10,153	$10,397
08/31/18	$10,210	$10,464
09/30/18	$10,144	$10,397
10/31/18	$10,061	$10,314
11/30/18	$10,068	$10,376
12/31/18	$10,158	$10,567
01/31/19	$10,308	$10,679
02/28/19	$10,336	$10,673
03/31/19	$10,518	$10,878
04/30/19	$10,526	$10,880
05/31/19	$10,680	$11,073
06/30/19	$10,792	$11,213
07/31/19	$10,819	$11,237
08/31/19	$11,063	$11,528
09/30/19	$10,998	$11,467
10/31/19	$11,009	$11,502
11/30/19	$11,001	$11,496
12/31/19	$10,986	$11,488
01/31/20	$11,207	$11,709
02/29/20	$11,377	$11,920
03/31/20	$11,086	$11,849
04/30/20	$11,289	$12,060
05/31/20	$11,354	$12,116
06/30/20	$11,460	$12,192
07/31/20	$11,661	$12,375
08/31/20	$11,567	$12,275
09/30/20	$11,557	$12,268
10/31/20	$11,493	$12,213
11/30/20	$11,608	$12,333
12/31/20	$11,635	$12,350
01/31/21	$11,556	$12,261
02/28/21	$11,405	$12,084
03/31/21	$11,244	$11,934
04/30/21	$11,329	$12,028
05/31/21	$11,360	$12,067
06/30/21	$11,446	$12,152
07/31/21	$11,552	$12,288
08/31/21	$11,530	$12,264
09/30/21	$11,432	$12,158
10/31/21	$11,409	$12,155
11/30/21	$11,397	$12,191
12/31/21	$11,393	$12,160
01/31/22	$11,132	$11,898
02/28/22	$11,002	$11,765
03/31/22	$10,731	$11,438
04/30/22	$10,363	$11,004
05/31/22	$10,349	$11,075
06/30/22	$10,091	$10,901
07/31/22	$10,396	$11,168
08/31/22	$10,131	$10,852
09/30/22	$9,693	$10,383
10/31/22	$9,610	$10,249
11/30/22	$9,919	$10,626
12/31/22	$9,871	$10,578
01/31/23	$10,215	$10,903
02/28/23	$9,977	$10,621
03/31/23	$10,124	$10,891
04/30/23	$10,180	$10,957
05/31/23	$10,068	$10,838
06/30/23	$10,056	$10,799
07/31/23	$10,066	$10,791
08/31/23	$9,998	$10,723
09/30/23	$9,737	$10,450
10/31/23	$9,555	$10,285
11/30/23	$9,990	$10,751
12/31/23	$10,367	$11,162
01/31/24	$10,356	$11,132
02/29/24	$10,205	$10,974
03/31/24	$10,299	$11,076
04/30/24	$10,035	$10,796
05/31/24	$10,210	$10,979
06/30/24	$10,293	$11,083
07/31/24	$10,516	$11,342
08/31/24	$10,658	$11,505
09/30/24	$10,788	$11,659
10/31/24	$10,531	$11,370
11/30/24	$10,649	$11,490
12/31/24	$10,450	$11,302
01/31/25	$10,510	$11,362
02/28/25	$10,724	$11,612
03/31/25	$10,702	$11,616
04/30/25	$10,715	$11,662
05/31/25	$10,656	$11,578
06/30/25	$10,824	$11,756
07/31/25	$10,789	$11,725
08/31/25	$10,915	$11,866
09/30/25	$11,019	$11,995
10/31/25	$11,073	$12,070

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	5.15	-0.74	1.02
Class C with sales charge	4.15	-0.74	1.02
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Total Return Bond Fund

Class C: CTRCX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$29,107,626	197	13%	$131,684

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes with the goal of generating a high level of current income and total return in excess of the benchmark over full market cycles.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents or derivatives.

ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	47.3
U.S. Government and Agency Securities	42.5
Bank Loans	3.8
Asset Backed Securities	3.8
Residential Mortgage Backed Securities	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Notes, 3.750%, 08/31/31	3.4
U.S. Treasury Notes, 3.875%, 08/15/34	3.2
Federal National Mortgage Association, 6.000%, 03/01/54	2.6
Federal National Mortgage Association, 5.500%, 08/01/53	2.2
Federal National Mortgage Association, 6.000%, 09/01/53	2.2
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
U.S. Treasury Bonds, 3.500%, 02/15/39	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | TRBTSRA-C 25

Calamos Total Return Bond Fund

Class I: CTRIX

Annual Shareholder Report  - October 31, 2025

This annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$67	0.65%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 (“annual period”), the Fund delivered mid-single-digit returns and outperformed the Bloomberg US Aggregate Bond Index. The Fund’s disciplined, research-driven approach enabled it to navigate a volatile period marked by tariff-driven market disruptions in April, Federal Reserve rate cuts, and persistent inflation concerns. The team’s fundamental credit analysis proved particularly valuable in identifying quality issuers while managing duration close to benchmark levels amid heightened uncertainty. Despite credit spreads trading near cycle tights, the Fund benefited from  robust demand for corporate debt and limited new issuance. The portfolio’s deliberate migration toward higher credit quality throughout the year, while maintaining selective exposure to attractive risk-adjusted opportunities, positioned the Fund to capture income while managing downside risk during periods of market stress.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$996,512	$997,356
12/31/15	$991,668	$994,134
01/31/16	$995,764	$1,007,812
02/29/16	$1,004,755	$1,014,963
03/31/16	$1,020,617	$1,024,272
04/30/16	$1,027,615	$1,028,206
05/31/16	$1,026,794	$1,028,470
06/30/16	$1,041,641	$1,046,949
07/31/16	$1,051,475	$1,053,568
08/31/16	$1,050,581	$1,052,365
09/30/16	$1,050,764	$1,051,746
10/31/16	$1,046,047	$1,043,701
11/30/16	$1,024,308	$1,019,016
12/31/16	$1,025,980	$1,020,451
01/31/17	$1,029,099	$1,022,455
02/28/17	$1,036,261	$1,029,327
03/31/17	$1,036,355	$1,028,785
04/30/17	$1,045,419	$1,036,726
05/31/17	$1,051,416	$1,044,703
06/30/17	$1,050,358	$1,043,655
07/31/17	$1,056,424	$1,048,147
08/31/17	$1,064,557	$1,057,544
09/30/17	$1,058,430	$1,052,510
10/31/17	$1,058,353	$1,053,119
11/30/17	$1,056,276	$1,051,766
12/31/17	$1,059,976	$1,056,594
01/31/18	$1,048,642	$1,044,424
02/28/18	$1,039,382	$1,034,526
03/31/18	$1,042,710	$1,041,161
04/30/18	$1,036,954	$1,033,416
05/31/18	$1,041,437	$1,040,789
06/30/18	$1,041,019	$1,039,509
07/31/18	$1,043,432	$1,039,757
08/31/18	$1,050,185	$1,046,448
09/30/18	$1,044,302	$1,039,710
10/31/18	$1,036,583	$1,031,495
11/30/18	$1,038,159	$1,037,650
12/31/18	$1,048,297	$1,056,713
01/31/19	$1,064,699	$1,067,938
02/28/19	$1,068,384	$1,067,318
03/31/19	$1,088,163	$1,087,811
04/30/19	$1,089,873	$1,088,090
05/31/19	$1,106,666	$1,107,406
06/30/19	$1,119,192	$1,121,310
07/31/19	$1,122,953	$1,123,778
08/31/19	$1,149,283	$1,152,899
09/30/19	$1,143,398	$1,146,760
10/31/19	$1,146,673	$1,150,214
11/30/19	$1,145,634	$1,149,626
12/31/19	$1,145,030	$1,148,825
01/31/20	$1,170,166	$1,170,934
02/29/20	$1,187,686	$1,192,011
03/31/20	$1,158,304	$1,184,994
04/30/20	$1,180,510	$1,206,060
05/31/20	$1,189,345	$1,211,673
06/30/20	$1,200,300	$1,219,309
07/31/20	$1,222,409	$1,237,520
08/31/20	$1,213,600	$1,227,529
09/30/20	$1,213,603	$1,226,858
10/31/20	$1,208,995	$1,221,379
11/30/20	$1,222,099	$1,233,363
12/31/20	$1,224,803	$1,235,062
01/31/21	$1,218,620	$1,226,207
02/28/21	$1,202,529	$1,208,502
03/31/21	$1,186,562	$1,193,410
04/30/21	$1,197,621	$1,202,838
05/31/21	$1,201,975	$1,206,767
06/30/21	$1,210,884	$1,215,246
07/31/21	$1,224,273	$1,228,835
08/31/21	$1,222,972	$1,226,496
09/30/21	$1,213,630	$1,215,875
10/31/21	$1,211,020	$1,215,540
11/30/21	$1,211,913	$1,219,139
12/31/21	$1,211,391	$1,216,020
01/31/22	$1,185,809	$1,189,822
02/28/22	$1,172,823	$1,176,547
03/31/22	$1,144,968	$1,143,858
04/30/22	$1,106,659	$1,100,451
05/31/22	$1,106,082	$1,107,545
06/30/22	$1,079,434	$1,090,171
07/31/22	$1,111,784	$1,116,808
08/31/22	$1,085,594	$1,085,255
09/30/22	$1,039,590	$1,038,363
10/31/22	$1,030,389	$1,024,912
11/30/22	$1,064,349	$1,062,604
12/31/22	$1,061,366	$1,057,813
01/31/23	$1,097,997	$1,090,357
02/28/23	$1,074,447	$1,062,165
03/31/23	$1,091,136	$1,089,143
04/30/23	$1,098,142	$1,095,747
05/31/23	$1,086,924	$1,083,815
06/30/23	$1,086,582	$1,079,947
07/31/23	$1,088,612	$1,079,199
08/31/23	$1,082,148	$1,072,306
09/30/23	$1,054,770	$1,045,054
10/31/23	$1,036,016	$1,028,563
11/30/23	$1,083,921	$1,075,140
12/31/23	$1,125,786	$1,116,297
01/31/24	$1,124,231	$1,113,230
02/29/24	$1,110,027	$1,097,503
03/31/24	$1,119,843	$1,107,638
04/30/24	$1,092,054	$1,079,658
05/31/24	$1,113,324	$1,097,962
06/30/24	$1,123,250	$1,108,361
07/31/24	$1,148,514	$1,134,249
08/31/24	$1,165,030	$1,150,545
09/30/24	$1,180,188	$1,165,952
10/31/24	$1,151,783	$1,137,038
11/30/24	$1,166,919	$1,149,058
12/31/24	$1,146,099	$1,130,253
01/31/25	$1,153,657	$1,136,248
02/28/25	$1,178,083	$1,161,248
03/31/25	$1,176,600	$1,161,687
04/30/25	$1,178,983	$1,166,251
05/31/25	$1,173,533	$1,157,902
06/30/25	$1,192,987	$1,175,705
07/31/25	$1,190,132	$1,172,602
08/31/25	$1,205,074	$1,186,631
09/30/25	$1,217,455	$1,199,575
10/31/25	$1,224,498	$1,207,067

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	6.31	0.26	2.05
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

Calamos Total Return Bond Fund

Class I: CTRIX

Annual Shareholder Report  - October 31, 2025

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$29,107,626	197	13%	$131,684

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes with the goal of generating a high level of current income and total return in excess of the benchmark over full market cycles.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents or derivatives.

ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	47.3
U.S. Government and Agency Securities	42.5
Bank Loans	3.8
Asset Backed Securities	3.8
Residential Mortgage Backed Securities	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Notes, 3.750%, 08/31/31	3.4
U.S. Treasury Notes, 3.875%, 08/15/34	3.2
Federal National Mortgage Association, 6.000%, 03/01/54	2.6
Federal National Mortgage Association, 5.500%, 08/01/53	2.2
Federal National Mortgage Association, 6.000%, 09/01/53	2.2
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
U.S. Treasury Bonds, 3.500%, 02/15/39	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | TRBTSRA-I 25

Item 1(b). Not applicable.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) No response required.

(c) The registrant has not amended its Code of Ethics as it relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2 during the period covered by this report.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f) (1) The registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that, it has seven audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal, William R. Rybak, Virginia G. Breen, Christopher M. Toub, Karen L. Stuckey, Hugh Armstrong, and Jeffrey S. Phlegar. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert pursuant to this Item. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this Item does not affect the duties, obligations, or liabilities of any other member of the audit committee or board of trustees.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fiscal Years Ended	10/31/2024	10/31/2025
Audit Fees(a)	$592,776	$609,456
Audit-Related Fees(b)	$182,816	$189,176
Tax Fees(c)	$-	$-
All Other Fees(d)	$-	$-
Total	$775,592	$798,632

(a) Audit fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-related fees are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d) All other fees are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-(c) of this Item 4.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1)of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant’s principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

(e)(2) No percentage of the principal accountant’s fees or services described in each of paragraphs (b)—(d) of this Item were approved pursuant to the waiver provision paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The following table presents the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant and the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control of the adviser.

Fiscal Years Ended	10/31/2024	10/31/2025
Registrant	$-	$-
Investment Adviser	$-	$-

(h) No disclosures are required by this Item 4(h).

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of the N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

TIMELY INFORMATION INSIDE

Family of Funds

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION OCTOBER 31, 2025

Alternative

Calamos Market Neutral Income Fund

Calamos Hedged Equity Fund

Calamos Phineus Long/Short Fund

Calamos Merger Arbitrage Fund

Convertible

Calamos Convertible Fund

Calamos Global Convertible Fund

US Equity

Calamos Timpani Small Cap Growth Fund

Calamos Timpani SMID Growth Fund

Calamos Growth Fund

Calamos Growth and Income Fund

Calamos Select Fund

Global Equity

Calamos International Growth Fund

Calamos Evolving World Growth Fund

Calamos Global Equity Fund

Calamos Global Opportunities Fund

Calamos International Small Cap Growth Fund

Fixed Income

Calamos Total Return Bond Fund

Calamos High Income Opportunities Fund

Calamos Short-Term Bond Fund

Visit www.calamos.com/paperless to enroll. You can view shareholder communications, including fund prospectuses and other shareholder materials online long before the printed publications arrive by traditional mail.

TABLE OF CONTENTS

The Funds	1
Statements of Assets and Liabilities	2
Statements of Operations	7
Statements of Changes In Net Assets	11
Financial Highlights	18
Schedules of Investments	80
Notes to Financial Statements	171
Report of Independent Registered Public Accounting Firm	210
Proxy Disclosures for Open-End Management Investment Companies (Unaudited)	212
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)	213
Tax Information (Unaudited)	218

The Funds

Fund	Class A	Class C	Class I	Class R6
Calamos Market Neutral Income Fund	CVSIX	CVSCX	CMNIX	CVSOX
Calamos Hedged Equity Fund	CAHEX	CCHEX	CIHEX
Calamos Phineus Long/Short Fund	CPLSX	CPCLX	CPLIX
Calamos Merger Arbitrage Fund	CMRAX	CMRCX	CMRGX
Calamos Convertible Fund	CCVIX	CCVCX	CICVX
Calamos Global Convertible Fund	CAGCX	CCGCX	CXGCX
Calamos Timpani Small Cap Growth Fund	CTASX	CTCSX	CTSIX	CTSOX
Calamos Timpani SMID Growth Fund	CTAGX		CTIGX	CTOGX
Calamos Growth Fund	CVGRX	CVGCX	CGRIX
Calamos Growth and Income Fund	CVTRX	CVTCX	CGIIX	CGIOX
Calamos Select Fund	CVAAX	CVACX	CVAIX
Calamos International Growth Fund	CIGRX	CIGCX	CIGIX	CIGOX
Calamos Evolving World Growth Fund	CNWGX	CNWDX	CNWIX
Calamos Global Equity Fund	CAGEX	CCGEX	CIGEX	CGEOX
Calamos Global Opportunities Fund	CVLOX	CVLCX	CGCIX
Calamos International Small Cap Growth Fund	CAISX	CCISX	CSGIX	CISOX
Calamos Total Return Bond Fund	CTRAX	CTRCX	CTRIX
Calamos High Income Opportunities Fund	CHYDX	CCHYX	CIHYX
Calamos Short-Term Bond Fund	CSTBX		CSTIX

www.calamos.com

Statements of Assets and Liabilities October 31, 2025

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
ASSETS
Investments in securities, at cost	$12,075,783,326	$418,050,410	$988,383,133	$2,710,409	$779,571,698
Investments in affiliates, at cost	379,821,782	—	—	—	—
Investment in securities, at value*	$18,395,628,253	$795,054,977	$1,192,780,998	$2,721,875	$957,570,338
Investments in affiliates, at value	370,781,488	—	—	—	—
Cash with custodian	357,620,435	9,260,576	26,536,182	101,770	24,979,534
Cash held at broker	9,434,182	30	1,476,409	499	—
Cash collateral segregated for over-the-counter derivatives	9,220,000	—	—	—	—
Cash collateral segregated for exchanged traded derivatives	4,000,000	—	—	—	—
Restricted cash for short positions	3,866,076,080	—	610,961,220	308,382	—
Cash collateral held	3,550,950	—	—	—	—
Restricted foreign currency for short positions (cost $286,467,871)	275,131,177	—	—	—	—
Foreign currency held at broker (cost $25,131,725 and $19,243)	24,137,161	—	19,948	—	—
Unrealized appreciation on total return swaps	7,157,966	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	5,175,431	—	—	—	2,257
Receivables:
Investments sold	23,608,400	—	4,443,440	—	21,432,216
Accrued interest and dividends	31,435,885	376,231	700,562	4,040	2,257,792
Fund shares sold	12,080,284	378,098	642,979	—	500,899
Due from Investment advisor	—	—	—	9,894	—
Prepaid expenses	245,034	26,074	37,271	27,242	32,648
Other assets	10,783,186	—	1,886,945	310	231,633
Total assets	23,406,065,912	805,095,986	1,839,485,954	3,174,012	1,007,007,317
LIABILITIES
Cash due to broker	23,954,717	—	—	—	—
Cash due to custodian	11,378	—	—	—	—
Foreign currency due to broker (cost $217,737,939 and $314)	209,121,167	—	300	—	—
Collateral for securities loaned	169,218,273	381,429	5,927,394	—	51,798,783
Cash collateral segregated for over-the-counter derivatives—received	9,220,000	—	—	—	—
Cash collateral segregated for exchanged traded derivatives	4,000,000	—	—	—	—
Restricted cash for short positions due to broker	62,557	—	—	—	—
Securities sold short, at value (proceeds $3,345,779,390, $567,607,121, and $288,912)	4,115,543,965	—	586,456,320	313,124	—
Options written, at value (premium $1,584,862,447, $21,326,060, $35,137,364, and $34)	1,802,418,788	24,667,925	46,806,045	18	—
Unrealized depreciation on total return swaps	1,322,904	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	243,773	—	—	—	13,231
Payables:
Investments purchased	53,135,104	—	65,340,027	—	24,545,699
Open swap contracts	1,290,948	—	—	—	—
Fund shares redeemed	8,434,130	309,883	522,446	—	1,077,839
Affiliates:
Investment advisory fees	9,317,240	476,369	1,174,947	2,410	567,193
Distribution fees	22,919	1,231	2,368	8	5,055
Deferred compensation to Trustees	224,262	—	—	—	231,633
Trustees' fees and officer compensation	101,385	5,942	8,310	1,403	6,922
Other accounts payable and accrued liabilities	5,518,105	166,147	356,550	15,824	239,656
Total liabilities	6,413,161,615	26,008,926	706,594,707	332,787	78,486,011
NET ASSETS	$16,992,904,297	$779,087,060	$1,132,891,247	$2,841,225	$928,521,306
COMPOSITION OF NET ASSETS
Paid in capital	$14,642,843,351	$508,794,858	$985,928,171	$2,663,378	$669,147,415
Accumulated distributable earnings (loss)	2,350,060,946	270,292,202	146,963,076	177,847	259,373,891
NET ASSETS	$16,992,904,297	$779,087,060	$1,132,891,247	$2,841,225	$928,521,306

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Assets and Liabilities October 31, 2025

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND		CONVERTIBLE FUND
CLASS A SHARES†
Net assets applicable to shares outstanding	$862,540,580		$28,949,801	$72,135,949	$112,913		$263,043,732
Shares outstanding	53,977,764		1,510,053	4,160,098	10,478		10,016,584
Net asset value and redemption price per share	$15.98		$19.17	$17.34	$10.78		$26.26
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$16.43	#	$20.13	$18.20	$11.08	#	$26.86	#
CLASS C SHARES†**
Net assets applicable to shares outstanding	$202,379,728		$15,200,764	$25,359,212	$111,628		$26,555,964
Shares outstanding	12,612,510		823,988	1,553,624	10,434		1,047,255
Net asset value and redemption price per share	$16.05		$18.45	$16.32	$10.70		$25.36
CLASS I SHARES†
Net assets applicable to shares outstanding	$15,464,587,883		$734,936,495	$1,035,396,086	$2,616,684		$638,921,610
Shares outstanding	980,809,222		38,247,339	58,693,575	242,336		28,631,467
Net asset value and redemption price per share	$15.77		$19.22	$17.64	$10.80		$22.32
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$463,396,106		$—	$—	$—		$—
Shares outstanding	29,385,580		—	—	—		—
Net asset value and redemption price per share	$15.77		$—	$—	$—		$—
* Includes securities on loan	$388,584,921		$9,164,233	$34,976,160	$—		$68,468,513

#  For Market Neutral Income Fund and Merger Arbitrage Fund, maximum offering price per share is Net asset value plus 2.75% of offering price. For Convertible Fund maximum offering price per share is Net asset value plus 2.25% of offering price.

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities October 31, 2025

	GLOBAL CONVERTIBLE FUND		TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND
ASSETS
Investments in securities, at cost	$146,295,933		$360,927,219	$24,452,044	$719,609,222	$1,528,241,431
Investment in securities, at value*	$164,102,292		$553,317,169	$37,109,232	$1,777,874,446	$3,279,317,308
Cash with custodian	9,746,107		2,634,503	119,075	9,120,918	65,071,685
Cash held at broker	279		—	—	5,733	8,392
Foreign currency held at broker (cost $54)	58		—	—	—	—
Receivables:
Investments sold	—		—	—	6,336,589	8,982,859
Accrued interest and dividends	394,929		4,144	307	216,808	3,273,355
Fund shares sold	38,973		1,047,413	—	395,987	1,157,085
Due from Investment advisor	5,378		24,953	18,447	—	—
Prepaid expenses	12,608		36,888	27,694	42,023	65,656
Other assets	—		—	—	1,122,757	484,799
Total assets	174,300,624		557,065,070	37,274,755	1,795,115,261	3,358,361,139
LIABILITIES
Collateral for securities loaned	12,610,305		—	—	23,806,222	42,013,179
Foreign currency overdraft (cost $59)	—		—	—	—	58
Options written, at value (premium $296,154 and $659,256)	—		—	—	289,000	571,250
Payables:
Investments purchased	2,415,509		—	—	5,639,485	24,226,355
Fund shares redeemed	44,420		316,227	—	703,859	2,459,435
Affiliates:
Investment advisory fees	114,605		411,074	29,538	1,298,767	1,852,336
Distribution fees	242		960	8	18,747	28,730
Deferred compensation to Trustees	—		—	—	1,122,738	484,799
Trustees' fees and officer compensation	2,286		4,247	1,592	11,782	20,398
Other accounts payable and accrued liabilities	41,386		81,093	21,746	358,489	575,300
Total liabilities	15,228,753		813,601	52,884	33,249,089	72,231,840
NET ASSETS	$159,071,871		$556,251,469	$37,221,871	$1,761,866,172	$3,286,129,299
COMPOSITION OF NET ASSETS
Paid in capital	$134,880,192		$433,733,147	$23,210,663	$607,317,330	$1,377,467,733
Accumulated distributable earnings (loss)	24,191,679		122,518,322	14,011,208	1,154,548,842	1,908,661,566
NET ASSETS	$159,071,871		$556,251,469	$37,221,871	$1,761,866,172	$3,286,129,299
CLASS A SHARES†
Net assets applicable to shares outstanding	$8,289,132		$39,054,442	$576,364	$1,317,418,498	$1,544,688,210
Shares outstanding	570,303		862,342	32,528	25,120,576	27,024,778
Net asset value and redemption price per share	$14.53		$45.29	$17.72	$52.44	$57.16
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$14.86	#	$47.55	$18.60	$55.06	$60.01
CLASS C SHARES†**
Net assets applicable to shares outstanding	$2,334,514		$7,892,030	$—	$12,199,172	$137,275,713
Shares outstanding	169,899		173,638	—	742,404	2,408,553
Net asset value and redemption price per share	$13.74		$45.45	$—	$16.43	$57.00
CLASS I SHARES†
Net assets applicable to shares outstanding	$148,448,225		$473,042,735	$35,866,312	$432,248,502	$1,558,224,006
Shares outstanding	10,140,235		10,038,484	1,992,242	5,176,454	28,793,981
Net asset value and redemption price per share	$14.64		$47.12	$18.00	$83.50	$54.12
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$—		$36,262,262	$779,195	$—	$45,941,370
Shares outstanding	—		765,063	43,240	—	848,306
Net asset value and redemption price per share	$—		$47.40	$18.02	$—	$54.16
* Includes securities on loan	$13,905,874		$—	$—	$57,178,427	$60,510,111

#  For Global Convertible Fund maximum offering price per share is Net asset value plus 2.25% of offering price.

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Assets and Liabilities October 31, 2025

	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GLOBAL OPPORTUNITIES FUND
ASSETS
Investments in securities, at cost	$31,631,277	$231,945,253	$304,998,537	$109,636,874	$235,935,347
Investment in securities, at value*	$61,743,529	$308,297,403	$416,009,829	$171,359,709	$335,587,889
Cash with custodian	1,152,249	376,408	1,252,951	1,806,941	3,766,698
Cash held at broker	—	1,501	97	—	530
Cash collateral held	—	310,000	—	—	—
Foreign currency (cost $3,809,677)	—	—	3,809,712	—	—
Restricted cash for open forward foreign currency contracts	—	280,000	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	101,819	81,531	—	—
Receivables:
Investments sold	—	3,159,721	1,198	—	—
Accrued interest and dividends	12,807	533,513	615,179	126,481	505,655
Fund shares sold	8,264	97,700	62,583	530,480	144,793
Due from Investment advisor	21,334	89,629	135,612	19,959	78,919
Prepaid expenses	13,081	28,152	33,648	24,451	27,750
Other assets	120,365	75,761	22,325	38,860	182,324
Total assets	63,071,629	313,351,607	422,024,665	173,906,881	340,294,558
LIABILITIES
Collateral for securities loaned	—	21,796,045	18,362,340	6,456,772	11,124,202
Unrealized depreciation on forward foreign currency contracts	—	575,002	92,012	98,520	478,255
Payables:
Investments purchased	—	2,929,648	3,951,941	793,527	2,136,497
Fund shares redeemed	6,523	192,573	221,958	7,207	35,147
Affiliates:
Investment advisory fees	52,478	251,246	381,003	145,652	272,731
Distribution fees	235	789	719	518	2,221
Deferred compensation to Trustees	120,365	75,761	22,325	38,860	182,324
Trustees' fees and officer compensation	1,764	3,035	3,906	2,313	3,246
Other accounts payable and accrued liabilities	21,298	189,312	1,103,044	73,872	130,537
Total liabilities	202,663	26,013,411	24,139,248	7,617,241	14,365,160
NET ASSETS	$62,868,966	$287,338,196	$397,885,417	$166,289,640	$325,929,398
COMPOSITION OF NET ASSETS
Paid in capital	$29,778,100	$181,185,955	$326,874,607	$84,743,838	$206,055,326
Accumulated distributable earnings (loss)	33,090,866	106,152,241	71,010,810	81,545,802	119,874,072
NET ASSETS	$62,868,966	$287,338,196	$397,885,417	$166,289,640	$325,929,398
CLASS A SHARES†
Net assets applicable to shares outstanding	$15,944,386	$51,532,620	$37,706,766	$32,293,415	$105,093,246
Shares outstanding	649,570	2,017,467	1,622,872	1,599,118	7,295,396
Net asset value and redemption price per share	$24.55	$25.54	$23.23	$20.19	$14.41
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$25.77	$26.81	$24.39	$21.20	$15.13
CLASS C SHARES†**
Net assets applicable to shares outstanding	$292,479	$1,477,650	$3,554,048	$1,362,232	$14,252,668
Shares outstanding	15,015	71,679	168,415	87,868	1,205,592
Net asset value and redemption price per share	$19.48	$20.61	$21.10	$15.50	$11.82
CLASS I SHARES†
Net assets applicable to shares outstanding	$46,632,101	$224,014,440	$356,624,603	$132,462,141	$206,583,484
Shares outstanding	1,809,832	8,341,476	15,146,261	6,162,105	13,705,603
Net asset value and redemption price per share	$25.77	$26.86	$23.55	$21.50	$15.07
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$—	$10,313,486	$—	$171,852	$—
Shares outstanding	—	378,949	—	7,983	—
Net asset value and redemption price per share	$—	$27.22	$—	$21.53	$—
* Includes securities on loan	$751,495	$34,574,068	$26,918,335	$13,344,579	$10,860,896

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities October 31, 2025

	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND		HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
ASSETS
Investments in securities, at cost	$5,512,438	$30,586,304		$37,293,535		$404,362,322
Investment in securities, at value*	$7,032,798	$28,848,342		$36,665,968		$408,189,959
Cash with custodian	259,941	444,427		1,228,302		9,056,390
Restricted cash for futures	—	27,500		—		275,000
Variation margin on open futures contracts	—	26,450		—		258,369
Receivables:
Investments sold	129,619	—		38,744		450,556
Accrued interest and dividends	13,900	217,368		480,076		3,373,209
Fund shares sold	—	2,327		2,762		152,835
Due from Investment advisor	17,966	10,832		17,553		912
Prepaid expenses	22,780	22,628		23,330		26,313
Other assets	—	43,727		132,642		—
Total assets	7,477,004	29,643,601		38,589,377		421,783,543
LIABILITIES
Collateral for securities loaned	—	420,030		2,775,698		6,271,495
Foreign currency overdraft (cost $3)	3	—		—		—
Unrealized depreciation on forward foreign currency contracts	26,631	—		—		—
Payables:
Investments purchased	106,718	—		307,250		2,754,284
Fund shares redeemed	—	24,064		34,159		53,640
Dividends payable	—	13,560		6,190		1,435,696
Affiliates:
Investment advisory fees	5,975	11,099		18,245		104,625
Distribution fees	7	149		381		83
Deferred compensation to Trustees	—	43,727		132,642		—
Trustees' fees and officer compensation	1,432	1,584		1,619		3,806
Other accounts payable and accrued liabilities	31,010	21,762		26,395		53,143
Total liabilities	171,776	535,975		3,302,579		10,676,772
NET ASSETS	$7,305,228	$29,107,626		$35,286,798		$411,106,771
COMPOSITION OF NET ASSETS
Paid in capital	$5,773,718	$33,989,137		$49,413,938		$423,919,507
Accumulated distributable earnings (loss)	1,531,510	(4,881,511)		(14,127,140)		(12,812,736)
NET ASSETS	$7,305,228	$29,107,626		$35,286,798		$411,106,771
CLASS A SHARES†
Net assets applicable to shares outstanding	$428,357	$9,769,363		$26,252,348		$6,084,325
Shares outstanding	35,235	1,068,401		3,358,924		631,936
Net asset value and redemption price per share	$12.16	$9.14		$7.82		$9.63
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$12.77	$9.35	#	$8.00	#	$9.85	#
CLASS C SHARES†**
Net assets applicable to shares outstanding	$11,895	$271,725		$365,101		$—
Shares outstanding	1,005	29,730		43,148		—
Net asset value and redemption price per share	$11.84	$9.14		$8.46		$—
CLASS I SHARES†
Net assets applicable to shares outstanding	$6,852,626	$19,066,538		$8,669,349		$405,022,446
Shares outstanding	559,351	2,083,889		1,108,562		42,103,203
Net asset value and redemption price per share	$12.25	$9.15		$7.82		$9.62
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$12,350	$—		$—		$—
Shares outstanding	1,007	—		—		—
Net asset value and redemption price per share	$12.26	$—		$—		$—
* Includes securities on loan	$—	$607,054		$3,363,014		$11,844,653

#  For Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, maximum offering price per share is Net asset value plus 2.25% of offering price.

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Operations Year Ended October 31, 2025

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
INVESTMENT INCOME
Interest	$95,770,346	$246,628	$5,992,321	$10,556	$10,251,989
Interest on short sales	123,402,408	—	22,968,328	12,079	66
(Amortization)/accretion of investment securities	12,028,721	—	—	7,816	(13,373,077)
Net interest	231,201,475	246,628	28,960,649	30,451	(3,121,022)
Dividends	151,215,660	9,417,097	10,352,262	18,164	4,729,636
Dividends from affiliated funds	15,694,435	—	—	—	—
Dividend taxes withheld	(54,418)	(3,281)	(157,145)	—	—
Securities lending income, net of rebates received or paid to borrowers	425,562	4,436	153,937	—	98,066
Total investment income	398,482,714	9,664,880	39,309,703	48,615	1,706,680
EXPENSES
Investment advisory fees	104,424,957	5,333,020	13,043,780	22,349	6,237,406
Performance fees	—	—	—	—	—
Distribution fees
Class A	2,178,995	68,930	172,528	313	604,704
Class C	2,080,301	129,710	295,908	1,036	265,615
Dividend or interest expense on short positions	32,100,517	—	6,985,783	10,846	—
Transfer agent fees	15,598,541	727,888	1,059,876	8,184	891,200
Printing and mailing fees	2,263,060	115,205	166,203	11,479	133,834
Fund administration fees	1,006,440	49,644	68,689	—	50,191
Accounting fees	819,667	51,416	64,782	205	53,728
Trustees' fees and officer compensation	738,812	43,333	59,055	10,122	49,062
Legal fees	639,975	39,463	52,400	4,555	35,564
Tax fees	465,176	19,961	32,641	816	25,798
Audit fees	375,304	26,574	34,642	10,090	28,702
Custodian fees	337,310	13,988	149,069	1,680	15,644
Registration fees	238,031	65,022	63,428	43,474	67,507
Other	439,806	38,667	47,346	17,944	34,161
Total expenses	163,706,892	6,722,821	22,296,130	143,093	8,493,116
Less expense reductions	(1,006,669)	—	—	(102,962)	—
Net expenses	162,700,223	6,722,821	22,296,130	40,131	8,493,116
NET INVESTMENT INCOME (LOSS)	235,782,491	2,942,059	17,013,573	8,484	(6,786,436)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	606,719,296	25,694,083	179,278,256	122,456	119,182,857
Affiliates	6,620	—	—	—	—
Purchased options	(212,948,346)	(25,078,033)	(121,126,757)	(712)	(3,785,378)
Foreign currency transactions	5,500,857	—	147,954	(2)	(16,750)
Forward foreign currency contracts	(22,790,659)	—	—	—	15,029
Written options	(854,885,206)	(20,578,531)	14,575,602	(14,189)	1,568,252
Short positions	(394,353,565)	—	(30,021,200)	83,730	—
Total return swaps	(16,018,185)	—	—	—	—
Futures contracts	9,443	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	2,372,792,608	113,435,823	82,010,004	84,732	73,683,030
Affiliates	4,265,548	—	—	—	—
Purchased options	10,579,353	(1,921,135)	(2,007,152)	—	(654,797)
Foreign currency translations	(1,989,719)	—	5,947	—	—
Forward foreign currency contracts	6,387,939	—	—	—	236,456
Written options	(138,012,604)	(2,337,783)	(12,044,944)	205	—
Short positions	(448,717,756)	—	(37,742,007)	(40,500)	—
Total return swaps	5,735,102	—	—	—	—
NET GAIN (LOSS)	922,280,726	89,214,424	73,075,703	235,720	190,228,699
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,158,063,217	$92,156,483	$90,089,276	$244,204	$183,442,263

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Year Ended October 31, 2025

	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND
INVESTMENT INCOME
Interest	$1,599,735	$154,347	$11,776	$419,753	$12,926,115
Interest on short sales	—	—	—	31,918	—
(Amortization)/accretion of investment securities	(478,892)	—	—	—	(12,015,929)
Net interest	1,120,843	154,347	11,776	451,671	910,186
Dividends	542,215	782,122	52,366	7,386,313	28,254,827
Non-cash dividends	—	237,922	—	—	—
Dividend taxes withheld	(966)	—	—	(89,293)	(28,553)
Securities lending income, net of rebates received or paid to borrowers	10,643	—	—	62,284	94,621
Total investment income	1,672,735	1,174,391	64,142	7,810,975	29,231,081
EXPENSES
Investment advisory fees	1,188,784	3,885,020	300,628	14,276,064	19,944,374
Distribution fees
Class A	20,134	72,508	1,071	3,011,896	3,538,591
Class C	21,656	60,210	—	105,430	1,161,468
Dividend or interest expense on short positions	—	—	—	—	—
Transfer agent fees	145,398	450,608	23,994	1,360,765	2,359,781
Printing and mailing fees	35,391	74,742	14,425	209,928	312,687
Fund administration fees	8,365	25,744	2,135	109,163	198,645
Accounting fees	22,272	38,403	13,992	88,498	151,229
Trustees' fees and officer compensation	16,218	29,819	11,829	86,040	148,224
Legal fees	12,377	11,934	10,232	67,439	122,966
Tax fees	4,824	12,762	866	53,834	84,883
Audit fees	13,228	20,263	10,783	46,287	77,254
Custodian fees	5,775	32,169	16,920	34,681	51,381
Registration fees	48,109	66,038	42,034	58,183	90,829
Other	13,869	20,261	10,397	50,717	86,914
Total expenses	1,556,400	4,800,481	459,306	19,558,925	28,329,226
Less expense reductions	(8,670)	(167,743)	(110,407)	—	—
Net expenses	1,547,730	4,632,738	348,899	19,558,925	28,329,226
NET INVESTMENT INCOME (LOSS)	125,005	(3,458,347)	(284,757)	(11,747,950)	901,855
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	14,636,501	27,305,125	811,275	141,857,624	220,411,901
In-kind redemptions	—	—	1,502,390	—	—
Purchased options	(479,703)	—	—	(16,468,546)	9,046,110
Foreign currency transactions	(4,688)	—	—	687	14,580
Written options	—	—	—	4,894,296	(1,574,867)
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	12,769,738	102,672,574	5,860,209	258,992,875	369,256,335 (a)
Purchased options	576,402	—	—	2,041,147	1,703,135
Foreign currency translations	2,873	—	—	1,574	373
Written options	—	—	—	(1,190,868)	(227,810)
NET GAIN (LOSS)	27,501,123	129,977,699	8,173,874	390,128,789	598,629,757
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,626,128	$126,519,352	$7,889,117	$378,380,839	$599,531,612

(a)  Change in unrealized appreciation/(depreciation) on Investments, excluding purchased options consists of $13,094,850, which were adjusted in connection with the reorganization of the Calamos Dividend Growth Fund. See Note 10 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Operations Year Ended October 31, 2025

	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GLOBAL OPPORTUNITIES FUND
INVESTMENT INCOME
Interest	$55,926	$80,215	$338,615	$78,802	$1,623,021
(Amortization)/accretion of investment securities	—	—	(2,369,176)	—	(1,655,543)
Net interest	55,926	80,215	(2,030,561)	78,802	(32,522)
Dividends	528,359	3,800,337	6,253,208	1,386,869	2,434,318
Dividend taxes withheld	(1,924)	(409,195)	(688,655)	(75,607)	(117,808)
Securities lending income, net of rebates received or paid to borrowers	133	43,522	18,224	7,848	6,845
Total investment income	582,494	3,514,879	3,552,216	1,397,912	2,290,833
EXPENSES
Investment advisory fees	583,105	2,546,958	4,269,508	1,420,405	2,871,008
Performance fees	—	(26,546)	—	25,540	—
Distribution fees
Class A	36,929	122,771	95,161	72,377	243,278
Class C	3,389	13,704	33,790	12,808	128,139
Transfer agent fees	30,628	249,639	505,556	95,507	306,707
Printing and mailing fees	14,522	40,988	88,908	27,471	56,622
Fund administration fees	4,023	17,865	22,790	10,233	19,502
Accounting fees	16,346	29,009	31,921	23,733	28,107
Trustees' fees and officer compensation	13,063	21,633	27,733	16,490	23,678
Legal fees	10,900	23,095	22,754	14,039	24,345
Tax fees	1,629	28,138	51,319	22,993	27,225
Audit fees	11,363	15,905	19,052	13,269	16,673
Custodian fees	2,008	79,488	266,322	22,816	30,631
Registration fees	43,555	61,822	56,523	64,704	49,935
Other	10,653	16,434	19,395	13,438	16,570
Total expenses	782,113	3,240,903	5,510,732	1,855,823	3,842,420
Less expense reductions	(217,000)	(692,070)	(1,306,341)	(137,302)	(686,125)
Net expenses	565,113	2,548,833	4,204,391	1,718,521	3,156,295
NET INVESTMENT INCOME (LOSS)	17,381	966,046	(652,175)	(320,609)	(865,462)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,234,380	30,741,102 (a)	55,020,207 (a)	22,155,741 (a)	29,709,287 (a)
Purchased options	—	736,907	406,454	1,702,002	(2,802,470)
Foreign currency transactions	25	(237,835)	(1,244,462)	(21,005)	(99,263)
Forward foreign currency contracts	—	(267,718)	(1,738,757)	18,404	(125,483)
Written options	—	—	—	109,657	280,490
Change in net unrealized appreciation/(depreciation) on:
Investments	7,625,306	19,980,787 (b)	12,733,100 (b)	9,428,697 (b)	24,363,896 (b)
Purchased options	—	(295,496)	886,417	442,298	2,401,616
Foreign currency translations	—	15,958	(11,126)	2,002	3,105
Forward foreign currency contracts	—	155,822	1,192,086	(98,520)	(478,255)
NET GAIN (LOSS)	10,859,711	50,829,527	67,243,919	33,739,276	53,252,923
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,877,092	$51,795,573	$66,591,744	$33,418,667	$52,387,461

(a)  Net of foreign capital gains tax of $648,299, $2,169,649, $397,204, and $70,869, respectively.

(b)  Net of change in deferred capital gains tax of $1,231,547, $3,326,865, $589,352, and $132,761, respectively.
See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Year Ended October 31, 2025

	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
INVESTMENT INCOME
Interest	$8,860	$1,250,378	$2,400,179	$17,809,236
(Amortization)/accretion of investment securities	—	28,543	124,913	952,068
Net interest	8,860	1,278,921	2,525,092	18,761,304
Dividends	103,973	—	22,260	—
Dividend taxes withheld	(12,147)	—	—	—
Securities lending income, net of rebates received or paid to borrowers	—	1,656	11,001	35,898
Total investment income	100,686	1,280,577	2,558,353	18,797,202
EXPENSES
Investment advisory fees	59,224	131,684	215,334	1,155,573
Distribution fees
Class A	881	25,031	67,103	10,736
Class C	105	2,566	3,736	—
Transfer agent fees	12,881	32,059	39,952	84,798
Printing and mailing fees	13,044	17,951	19,344	21,770
Fund administration fees	459	2,161	2,332	23,694
Accounting fees	8,464	21,864	37,333	47,591
Trustees' fees and officer compensation	10,144	11,193	12,802	27,359
Legal fees	11,879	9,226	6,420	25,210
Tax fees	26,415	999	1,034	11,187
Audit fees	10,204	10,689	10,837	18,680
Custodian fees	18,530	2,283	4,906	9,478
Registration fees	57,079	43,661	45,737	35,414
Other	11,204	12,135	17,827	25,834
Total expenses	240,513	323,502	484,697	1,497,324
Less expense reductions	(170,963)	(105,694)	(144,691)	(4,387)
Net expenses	69,550	217,808	340,006	1,492,937
NET INVESTMENT INCOME (LOSS)	31,136	1,062,769	2,218,347	17,304,265
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	316,204 (a)	(136,056)	(617,632)	195,113
Purchased options	6,731	—	—	—
Foreign currency transactions	(12,406)	—	—	—
Forward foreign currency contracts	5,408	—	—	—
Futures contracts	—	(22,617)	—	(268,442)
Change in net unrealized appreciation/(depreciation) on:
Investments	955,042 (b)	762,530	713,754	4,091,752
Foreign currency translations	(139)	—	—	—
Forward foreign currency contracts	(26,631)	—	—	—
Futures contracts	—	54,063	—	605,540
NET GAIN (LOSS)	1,244,209	657,920	96,122	4,623,963
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,275,345	$1,720,689	$2,314,469	$21,928,228

(a)  Net of foreign capital gains tax of $5,549.

(b)  Net of change in deferred capital gains tax of $16,107.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND		PHINEUS LONG/SHORT FUND
	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$235,782,491	$162,757,996	$2,942,059	$3,606,733	$17,013,573	$27,269,709
Net realized gain (loss)	(888,759,745)	(1,043,943,908)	(19,962,481)	(32,786,839)	42,853,855	12,952,498
Change in unrealized appreciation/(depreciation)	1,811,040,471	2,098,000,251	109,176,905	152,662,554	30,221,848	105,496,807
Net increase (decrease) in net assets resulting from operations	1,158,063,217	1,216,814,339	92,156,483	123,482,448	90,089,276	145,719,014
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(14,526,531)	(51,746,743)	(64,445)	(101,872)	(4,130,897)	(1,127,444)
Class C	(2,010,046)	(11,368,494)	(4,955)	(16,785)	(1,856,238)	(317,398)
Class I	(274,410,530)	(722,761,391)	(3,019,448)	(3,460,430)	(60,334,647)	(16,078,836)
Class R6	(5,148,753)	(5,223,949)	—	—	—	—
Total distributions	(296,095,860)	(791,100,577)	(3,088,848)	(3,579,087)	(66,321,782)	(17,523,678)
CAPITAL SHARE TRANSACTIONS	1,055,700,691	715,035,765	(7,176,955)	16,412,446	65,294,070	(20,261,932)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,917,668,048	1,140,749,527	81,890,680	136,315,807	89,061,564	107,933,404
NET ASSETS
Beginning of year	$15,075,236,249	$13,934,486,722	$697,196,380	$560,880,573	$1,043,829,683	$935,896,279
End of year	$16,992,904,297	$15,075,236,249	$779,087,060	$697,196,380	$1,132,891,247	$1,043,829,683

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	MERGER ARBITRAGE FUND		CONVERTIBLE FUND		GLOBAL CONVERTIBLE FUND
	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$8,484	$26,451	$(6,786,436)	$(2,797,322)	$125,005	$(375,332)
Net realized gain (loss)	191,283	34,551	116,964,010	23,053,384	14,152,110	3,753,281
Change in unrealized appreciation/(depreciation)	44,437	(941)	73,264,689	140,477,969	13,349,013	19,279,768
Net increase (decrease) in net assets resulting from operations	244,204	60,061	183,442,263	160,734,031	27,626,128	22,657,717
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(3,252)	(864)	(3,229,355)	(4,991,529)	(6,268)	—
Class C	(1,945)	(440)	(209,531)	(457,686)	—	—
Class I	(55,048)	(11,740)	(11,008,878)	(14,883,387)	(243,898)	—
Class R6	—	—	—	—	—	—
Total distributions	(60,245)	(13,044)	(14,447,764)	(20,332,602)	(250,166)	—
CAPITAL SHARE TRANSACTIONS	560,287	(8,682)	(111,682,085)	(104,387,833)	3,890,196	(15,240,434)
TOTAL INCREASE (DECREASE) IN NET ASSETS	744,246	38,335	57,312,414	36,013,596	31,266,158	7,417,283
NET ASSETS
Beginning of year	$2,096,979	$2,058,644	$871,208,892	$835,195,296	$127,805,713	$120,388,430
End of year	$2,841,225	$2,096,979	$928,521,306	$871,208,892	$159,071,871	$127,805,713

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	TIMPANI SMALL CAP GROWTH FUND		TIMPANI SMID GROWTH FUND		GROWTH FUND
	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$(3,458,347)	$(2,539,559)	$(284,757)	$(202,067)	$(11,747,950)	$(9,322,206)
Net realized gain (loss)	27,305,125	59,919,290	2,313,665	4,075,185	130,284,061	105,006,218
Change in unrealized appreciation/(depreciation)	102,672,574	64,459,005	5,860,209	5,125,958	259,844,728	395,169,533
Net increase (decrease) in net assets resulting from operations	126,519,352	121,838,736	7,889,117	8,999,076	378,380,839	490,853,545
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(667,937)	—	(10,262)	—	(76,755,481)	(44,789,321)
Class C	(106,506)	—	—	—	(1,928,971)	(1,169,236)
Class I	(9,011,089)	—	(751,396)	—	(15,327,414)	(8,400,902)
Class R6	(778,825)	—	(15,203)	—	—	—
Total distributions	(10,564,357)	—	(776,861)	—	(94,011,866)	(54,359,459)
CAPITAL SHARE TRANSACTIONS	92,923,838	(12,726,825)	3,860,220	1,094,630	(57,474,612)	(99,204,528)
TOTAL INCREASE (DECREASE) IN NET ASSETS	208,878,833	109,111,911	10,972,476	10,093,706	226,894,361	337,289,558
NET ASSETS
Beginning of year	$347,372,636	$238,260,725	$26,249,395	$16,155,689	$1,534,971,811	$1,197,682,253
End of year	$556,251,469	$347,372,636	$37,221,871	$26,249,395	$1,761,866,172	$1,534,971,811

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	GROWTH AND INCOME FUND		SELECT FUND		INTERNATIONAL GROWTH FUND
	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$901,855	$7,226,192	$17,381	$48,906	$966,046	$(51,869)
Net realized gain (loss)	227,897,724	126,447,345	3,234,405	4,194,477	30,972,456	27,624,000
Change in unrealized appreciation/(depreciation)	370,732,033	533,604,579	7,625,306	11,344,630	19,857,071	38,363,615
Net increase (decrease) in net assets resulting from operations	599,531,612	667,278,116	10,877,092	15,588,013	51,795,573	65,935,746
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(64,575,354)	(51,839,834)	(1,034,032)	(520,261)	(2,178,884)	(19,035)
Class C	(4,657,369)	(3,121,424)	(30,129)	(6,362)	(74,590)	—
Class I	(67,881,543)	(49,754,222)	(2,934,025)	(1,384,807)	(7,822,008)	(472,228)
Class R6	(1,963,529)	(1,424,653)	—	—	(232,875)	(21,914)
Total distributions	(139,077,795)	(106,140,133)	(3,998,186)	(1,911,430)	(10,308,357)	(513,177)
CAPITAL SHARE TRANSACTIONS	(7,288,942)	2,715,738	(107,176)	(895,481)	3,370,455	(12,523,357)
TOTAL INCREASE (DECREASE) IN NET ASSETS	453,164,875	563,853,721	6,771,730	12,781,102	44,857,671	52,899,212
NET ASSETS
Beginning of year	$2,832,964,424	$2,269,110,703	$56,097,236	$43,316,134	$242,480,525	$189,581,313
End of year	$3,286,129,299	$2,832,964,424	$62,868,966	$56,097,236	$287,338,196	$242,480,525

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND		GLOBAL OPPORTUNITIES FUND
	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$(652,175)	$(555,291)	$(320,609)	$(372,701)	$(865,462)	$(140,871)
Net realized gain (loss)	52,443,442	19,297,645	23,964,799	11,641,958	26,962,561	34,406,923
Change in unrealized appreciation/(depreciation)	14,800,477	86,789,607	9,774,477	28,540,310	26,290,362	36,711,988
Net increase (decrease) in net assets resulting from operations	66,591,744	105,531,961	33,418,667	39,809,567	52,387,461	70,978,040
DISTRIBUTIONS TO SHAREHOLDERS
Class A	—	(117,314)	(2,386,470)	—	(7,376,025)	(436,600)
Class C	—	—	(143,718)	—	(1,084,575)	(13,157)
Class I	—	(1,785,077)	(8,479,430)	(71,037)	(13,112,375)	(921,904)
Class R6	—	—	(19,318)	(193)	—	—
Total distributions	—	(1,902,391)	(11,028,936)	(71,230)	(21,572,975)	(1,371,661)
CAPITAL SHARE TRANSACTIONS	(65,348,474)	(68,369,607)	10,319,628	6,494,691	15,713,406	13,459,575
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,243,270	35,259,963	32,709,359	46,233,028	46,527,892	83,065,954
NET ASSETS
Beginning of year	$396,642,147	$361,382,184	$133,580,281	$87,347,253	$279,401,506	$196,335,552
End of year	$397,885,417	$396,642,147	$166,289,640	$133,580,281	$325,929,398	$279,401,506

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND		HIGH INCOME OPPORTUNITIES FUND
	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$31,136	$(8,332)	$1,062,769	$1,354,264	$2,218,347	$2,269,827
Net realized gain (loss)	315,937	297,057	(158,673)	(989,701)	(617,632)	(800,021)
Change in unrealized appreciation/(depreciation)	928,272	454,077	816,593	2,675,899	713,754	3,570,925
Net increase (decrease) in net assets resulting from operations	1,275,345	742,802	1,720,689	3,040,462	2,314,469	5,040,731
DISTRIBUTIONS TO SHAREHOLDERS
Class A	—	—	(379,676)	(443,589)	(1,690,758)	(1,717,866)
Class C	—	—	(7,778)	(8,203)	(18,929)	(21,770)
Class I	—	—	(768,114)	(1,013,778)	(566,572)	(570,665)
Class R6	—	—	—	—	—	—
Total distributions	—	—	(1,155,568)	(1,465,570)	(2,276,259)	(2,310,301)
CAPITAL SHARE TRANSACTIONS	309,904	2,615,155	(1,687,692)	(2,668,246)	(2,187,002)	1,228,142
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,585,249	3,357,957	(1,122,571)	(1,093,354)	(2,148,792)	3,958,572
NET ASSETS
Beginning of year	$5,719,979	$2,362,022	$30,230,197	$31,323,551	$37,435,590	$33,477,018
End of year	$7,305,228	$5,719,979	$29,107,626	$30,230,197	$35,286,798	$37,435,590

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	SHORT-TERM BOND FUND
	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$17,304,265	$14,960,656
Net realized gain (loss)	(73,329)	(1,106,937)
Change in unrealized appreciation/(depreciation)	4,697,292	12,533,617
Net increase (decrease) in net assets resulting from operations	21,928,228	26,387,336
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(188,329)	(166,086)
Class C	—	—
Class I	(17,708,188)	(17,520,565)
Class R6	—	—
Total distributions	(17,896,517)	(17,686,651)
CAPITAL SHARE TRANSACTIONS	40,023,204	718,730
TOTAL INCREASE (DECREASE) IN NET ASSETS	44,054,915	9,419,415
NET ASSETS
Beginning of year	$367,051,856	$357,632,441
End of year	$411,106,771	$367,051,856

See accompanying Notes to Financial Statements

www.calamos.com

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$15.14		$14.72		$13.84		$14.63		$13.77
Income from investment operations:
Net investment income (loss)(a)	0.19		0.13		0.01		(0.04)		(0.45)
Net realized and unrealized gain (loss)	0.90		1.08		1.07		(0.72)		1.37
Total from investment operations	1.09		1.21		1.08		(0.76)		0.92
Distributions:
Dividends from net investment income	(0.25)		(0.28)		(0.20)		(0.03)		(0.06)
Dividends from net realized gains	—		(0.51)		—		—		—
Total distributions**	(0.25)		(0.79)		(0.20)		(0.03)		(0.06)
Net asset value, end of year	$15.98		$15.14		$14.72		$13.84		$14.63
Ratios and supplemental data:
Total return(b)	7.29%		8.61%		7.76%		(5.22%)		6.67%
Net assets, end of year (000)	$862,541		$905,712		$1,009,976		$1,244,117		$1,334,984
Ratio of net expenses to average net assets	1.24	%(c)	1.20	%(d)	1.20	%(e)	1.16	%(f)	1.14	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	1.25%		1.21%		1.21%		1.17%		1.14%
Ratio of net investment income (loss) to average net assets	1.26%		0.91%		0.06%		(1.12%)		(3.15%)
Portfolio turnover rate	43%		35%		28%		41%		49%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.04% for the year ended October 31, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.02% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.01% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% for the year ended October 31, 2021.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$15.22		$14.79		$13.92		$14.80		$13.98
Income from investment operations:
Net investment income (loss)(a)	0.08		0.02		(0.10)		(0.27)		(0.57)
Net realized and unrealized gain (loss)	0.90		1.10		1.07		(0.61)		1.39
Total from investment operations	0.98		1.12		0.97		(0.88)		0.82
Distributions:
Dividends from net investment income	(0.15)		(0.18)		(0.10)		—		(0.00	)*
Dividends from net realized gains	—		(0.51)		—		—		—
Total distributions**	(0.15)		(0.69)		(0.10)		—		(0.00	)*
Net asset value, end of year	$16.05		$15.22		$14.79		$13.92		$14.80
Ratios and supplemental data:
Total return(b)	6.47%		7.80%		6.93%		(5.95%)		5.88%
Net assets, end of year (000)	$202,380		$215,591		$254,478		$306,312		$322,432
Ratio of net expenses to average net assets	1.99	%(c)	1.95	%(d)	1.95	%(e)	1.91	%(f)	1.89	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	2.00%		1.96%		1.96%		1.92%		1.89%
Ratio of net investment income (loss) to average net assets	0.51%		0.16%		(0.69%)		(1.87%)		(3.92%)

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.79% for the year ended October 31, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.78% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.77% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.76% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.78% for the year ended October 31, 2021.

www.calamos.com

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$14.95		$14.54		$13.68		$14.45		$13.60
Income from investment operations:
Net investment income (loss)(a)	0.23		0.17		0.04		(0.12)		(0.41)
Net realized and unrealized gain (loss)	0.88		1.07		1.06		(0.59)		1.35
Total from investment operations	1.11		1.24		1.10		(0.71)		0.94
Distributions:
Dividends from net investment income	(0.29)		(0.32)		(0.24)		(0.06)		(0.09)
Dividends from net realized gains	—		(0.51)		—		—		—
Total distributions**	(0.29)		(0.83)		(0.24)		(0.06)		(0.09)
Net asset value, end of year	$15.77		$14.95		$14.54		$13.68		$14.45
Ratios and supplemental data:
Total return(b)	7.60%		8.86%		8.07%		(5.01%)		6.92%
Net assets, end of year (000)	$15,464,588		$13,793,265		$12,620,874		$14,470,090		$14,780,637
Ratio of net expenses to average net assets	1.00	%(c)	0.95	%(d)	0.95	%(e)	0.91	%(f)	0.89	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	1.00%		0.96%		0.95%		0.92%		0.89%
Ratio of net investment income (loss) to average net assets	1.50%		1.16%		0.31%		(0.87%)		(2.90%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.79% for the year ended October 31, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.77% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.76% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the year ended October 31, 2021.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS R6
	Year Ended October 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$14.95		$14.54		$13.68		$14.46		$13.61
Income from investment operations:
Net investment income (loss)(a)	0.24		0.18		0.06		(0.11)		(0.38)
Net realized and unrealized gain (loss)	0.88		1.07		1.05		(0.60)		1.33
Total from investment operations	1.12		1.25		1.11		(0.71)		0.95
Distributions:
Dividends from net investment income	(0.30)		(0.33)		(0.25)		(0.07)		(0.10)
Dividends from net realized gains	—		(0.51)		—		—		—
Total distributions**	(0.30)		(0.84)		(0.25)		(0.07)		(0.10)
Net asset value, end of year	$15.77		$14.95		$14.54		$13.68		$14.46
Ratios and supplemental data:
Total return(b)	7.70%		8.94%		8.08%		(4.94%)		6.99%
Net assets, end of year (000)	$463,396		$160,669		$49,159		$43,956		$8,846
Ratio of net expenses to average net assets	0.91	%(c)	0.86	%(d)	0.86	%(e)	0.86	%(f)	0.82	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	0.92%		0.86%		0.87%		0.87%		0.83%
Ratio of net investment income (loss) to average net assets	1.56%		1.24%		0.40%		(0.82%)		(2.64%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.70% for the year ended October 31, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.70% for the year ended October 31, 2021.

www.calamos.com

Calamos Hedged Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.00	$14.05	$13.08	$14.66	$12.35
Income from investment operations:
Net investment income (loss)(a)	0.03	0.05	0.08	0.06	0.06
Net realized and unrealized gain (loss)	2.18	2.96	0.98	(1.60)	2.32
Total from investment operations	2.21	3.01	1.06	(1.54)	2.38
Distributions:
Dividends from net investment income	(0.04)	(0.06)	(0.09)	(0.04)	(0.07)
Dividends from net realized gains	—	—	—	—	—
Total distributions**	(0.04)	(0.06)	(0.09)	(0.04)	(0.07)
Net asset value, end of year	$19.17	$17.00	$14.05	$13.08	$14.66
Ratios and supplemental data:
Total return(b)	13.03%	21.45%	8.10%	(10.51%)	19.20%
Net assets, end of year (000)	$28,950	$30,130	$24,754	$33,814	$34,309
Ratio of net expenses to average net assets	1.15%	1.15%	1.17%	1.16%	1.17%
Ratio of gross expenses to average net assets prior to expense reductions	1.15%	1.15%	1.17%	1.16%	1.17%
Ratio of net investment income (loss) to average net assets	0.18%	0.34%	0.58%	0.42%	0.44%
Portfolio turnover rate	10%	20%	19%	32%	39%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Hedged Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025		2024		2023	2022	2021
Net asset value, beginning of year	$16.45		$13.67		$12.78	$14.39	$12.18
Income from investment operations:
Net investment income (loss)(a)	(0.10	)(b)	(0.07	)(b)	(0.03)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	2.11		2.88		0.96	(1.57)	2.28
Total from investment operations	2.01		2.81		0.93	(1.61)	2.24
Distributions:
Dividends from net investment income	(0.01)		(0.03)		(0.04)	—	(0.03)
Dividends from net realized gains	—		—		—	—	—
Total distributions**	(0.01)		(0.03)		(0.04)	—	(0.03)
Net asset value, end of year	$18.45		$16.45		$13.67	$12.78	$14.39
Ratios and supplemental data:
Total return(c)	12.20%		20.55%		7.28%	(11.19%)	18.43%
Net assets, end of year (000)	$15,201		$11,877		$8,703	$7,884	$6,960
Ratio of net expenses to average net assets	1.90%		1.90%		1.92%	1.91%	1.92%
Ratio of gross expenses to average net assets prior to expense reductions	1.90%		1.90%		1.92%	1.91%	1.92%
Ratio of net investment income (loss) to average net assets	(0.57%)		(0.42%)		(0.20%)	(0.31%)	(0.30%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Hedged Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.03	$14.07	$13.09	$14.66	$12.34
Income from investment operations:
Net investment income (loss)(a)	0.08	0.09	0.11	0.10	0.10
Net realized and unrealized gain (loss)	2.19	2.96	0.99	(1.61)	2.31
Total from investment operations	2.27	3.05	1.10	(1.51)	2.41
Distributions:
Dividends from net investment income	(0.08)	(0.09)	(0.12)	(0.06)	(0.09)
Dividends from net realized gains	—	—	—	—	—
Total distributions**	(0.08)	(0.09)	(0.12)	(0.06)	(0.09)
Net asset value, end of year	$19.22	$17.03	$14.07	$13.09	$14.66
Ratios and supplemental data:
Total return(b)	13.36%	21.75%	8.41%	(10.33%)	19.60%
Net assets, end of year (000)	$734,936	$655,189	$527,423	$547,166	$514,903
Ratio of net expenses to average net assets	0.90%	0.90%	0.92%	0.91%	0.92%
Ratio of gross expenses to average net assets prior to expense reductions	0.90%	0.90%	0.92%	0.91%	0.92%
Ratio of net investment income (loss) to average net assets	0.43%	0.58%	0.81%	0.69%	0.73%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Phineus Long/Short Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$16.99		$14.93		$14.60		$15.46		$11.18
Income from investment operations:
Net investment income (loss)(a)	0.23		0.41		0.19		(0.06)		(0.13)
Net realized and unrealized gain (loss)	1.19		1.91		0.14		(0.80)		4.41
Total from investment operations	1.42		2.32		0.33		(0.86)		4.28
Distributions:
Dividends from net investment income	(0.61)		(0.26)		—		—		—
Dividends from net realized gains	(0.46)		—		—		—		—
Total distributions**	(1.07)		(0.26)		—		—		—
Net asset value, end of year	$17.34		$16.99		$14.93		$14.60		$15.46
Ratios and supplemental data:
Total return(b)	8.81%		15.82%		2.12%		(5.44%)		38.19%
Net assets, end of year (000)	$72,136		$67,243		$65,214		$55,800		$51,971
Ratio of net expenses to average net assets	2.29	%(c)	2.43	%(d)	2.38	%(e)	2.38	%(f)	2.34	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	2.29%		2.43%		2.38%		2.38%		2.34%
Ratio of net investment income (loss) to average net assets	1.38%		2.49%		1.21%		(0.43%)		(0.88%)
Portfolio turnover rate	347%		342%		194%		214%		211%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.63% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.67% for the year ended October 31, 2021.

www.calamos.com

Calamos Phineus Long/Short Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$16.05		$14.11		$13.90		$14.83		$10.80
Income from investment operations:
Net investment income (loss)(a)	0.11		0.28		0.07		(0.17)		(0.24)
Net realized and unrealized gain (loss)	1.10		1.80		0.14		(0.76)		4.27
Total from investment operations	1.21		2.08		0.21		(0.93)		4.03
Distributions:
Dividends from net investment income	(0.48)		(0.14)		—		—		—
Dividends from net realized gains	(0.46)		—		—		—		—
Total distributions**	(0.94)		(0.14)		—		—		—
Net asset value, end of year	$16.32		$16.05		$14.11		$13.90		$14.83
Ratios and supplemental data:
Total return(b)	8.08%		14.92%		1.37%		(6.20%)		37.31%
Net assets, end of year (000)	$25,359		$32,322		$32,461		$31,352		$29,980
Ratio of net expenses to average net assets	3.06	%(c)	3.17	%(d)	3.13	%(e)	3.12	%(f)	3.09	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	3.06%		3.17%		3.13%		3.12%		3.09%
Ratio of net investment income (loss) to average net assets	0.67%		1.74%		0.46%		(1.19%)		(1.63%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.38% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.42% for the year ended October 31, 2021.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Phineus Long/Short Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025		2024		2023		2022		2021
Net asset value, beginning of year	$17.27		$15.17		$14.81		$15.64		$11.28
Income from investment operations:
Net investment income (loss)(a)	0.28		0.46		0.23		(0.02)		(0.10)
Net realized and unrealized gain (loss)	1.20		1.94		0.13		(0.81)		4.46
Total from investment operations	1.48		2.40		0.36		(0.83)		4.36
Distributions:
Dividends from net investment income	(0.65)		(0.30)		(0.00	)*	—		—
Dividends from net realized gains	(0.46)		—		—		—		—
Total distributions**	(1.11)		(0.30)		(0.00	)*	—		—
Net asset value, end of year	$17.64		$17.27		$15.17		$14.81		$15.64
Ratios and supplemental data:
Total return(b)	9.09%		16.10%		2.40%		(5.25%)		38.69%
Net assets, end of year (000)	$1,035,396		$944,265		$838,221		$697,472		$476,965
Ratio of net expenses to average net assets	2.04	%(c)	2.18	%(d)	2.13	%(e)	2.14	%(f)	2.09	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	2.04%		2.18%		2.13%		2.14%		2.09%
Ratio of net investment income (loss) to average net assets	1.63%		2.75%		1.48%		(0.12%)		(0.63%)

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.39% for the year ended October 31, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.38% for the year ended October 31, 2024.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.39% for the year ended October 31, 2023.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.38% for the year ended October 31, 2022.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.42% for the year ended October 31, 2021.

www.calamos.com

Calamos Merger Arbitrage Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,				September 29, 2023• through October 31,
	2025		2024		2023
Net asset value, beginning of year	$9.95		$9.73		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.02		0.11		0.00
Net realized and unrealized gain (loss)	1.07		0.16		(0.27)
Total from investment operations	1.09		0.27		(0.27)
Distributions:
Dividends from net investment income	(0.11)		(0.04)		—
Dividends from net realized gains	(0.15)		(0.01)		—
Total distributions**	(0.26)		(0.05)		—
Net asset value, end of year	$10.78		$9.95		$9.73
Ratios and supplemental data:
Total return(b)	11.31%		2.73%		(2.70%)
Net assets, end of year (000)	$113		$123		$97
Ratio of net expenses to average net assets	2.01	%(c)	2.16	%(d)	1.50	%(e)
Ratio of gross expenses to average net assets prior to expense reductions	6.61%		12.56%		6.06	%(e)
Ratio of net investment income (loss) to average net assets	0.19%		1.11%		0.52	%(e)
Portfolio turnover rate	177%		136%		13	%(f)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.50% for the year ended October 31, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.50% for the year ended October 31, 2024.

(e)  Annualized.

(f)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Merger Arbitrage Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,				September 29, 2023• through October 31,
	2025		2024		2023
Net asset value, beginning of year	$9.88		$9.72		$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.06	)(b)	0.03		0.00
Net realized and unrealized gain (loss)	1.07		0.17		(0.28)
Total from investment operations	1.01		0.20		(0.28)
Distributions:
Dividends from net investment income	(0.04)		(0.03)		—
Dividends from net realized gains	(0.15)		(0.01)		—
Total distributions**	(0.19)		(0.04)		—
Net asset value, end of year	$10.70		$9.88		$9.72
Ratios and supplemental data:
Total return(c)	10.58%		1.98%		(2.80%)
Net assets, end of year (000)	$112		$99		$97
Ratio of net expenses to average net assets	2.75	%(d)	2.91	%(e)	2.25	%(f)
Ratio of gross expenses to average net assets prior to expense reductions	7.36%		13.31%		6.81	%(f)
Ratio of net investment income (loss) to average net assets	(0.56%)		0.31%		(0.23	%)(f)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.25% for the year ended October 31, 2025.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.25% for the year ended October 31, 2024.

(f)  Annualized.
www.calamos.com

Calamos Merger Arbitrage Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,				September 29, 2023• through October 31,
	2025		2024		2023
Net asset value, beginning of year	$9.97		$9.73		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.04		0.13		0.01
Net realized and unrealized gain (loss)	1.08		0.17		(0.28)
Total from investment operations	1.12		0.30		(0.27)
Distributions:
Dividends from net investment income	(0.14)		(0.05)		—
Dividends from net realized gains	(0.15)		(0.01)		—
Total distributions**	(0.29)		(0.06)		—
Net asset value, end of year	$10.80		$9.97		$9.73
Ratios and supplemental data:
Total return(b)	11.50%		3.07%		(2.70%)
Net assets, end of year (000)	$2,617		$1,875		$1,864
Ratio of net expenses to average net assets	1.73	%(c)	1.91	%(d)	1.25	%(e)
Ratio of gross expenses to average net assets prior to expense reductions	6.34%		12.31%		5.81	%(e)
Ratio of net investment income (loss) to average net assets	0.44%		1.31%		1.13	%(e)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.25% for the year ended October 31, 2025.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.25% for the year ended October 31, 2024.

(e)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$21.45	$18.18	$18.57	$27.25	$22.78
Income from investment operations:
Net investment income (loss)(a)	(0.21)	(0.09)	(0.08)	(0.27)	(0.61)
Net realized and unrealized gain (loss)	5.32	3.75	(0.15)	(5.20)	6.68
Total from investment operations	5.11	3.66	(0.23)	(5.47)	6.07
Distributions:
Dividends from net investment income	(0.19)	(0.17)	(0.16)	(0.02)	(0.06)
Dividends from net realized gains	(0.11)	(0.22)	—	(3.19)	(1.54)
Total distributions**	(0.30)	(0.39)	(0.16)	(3.21)	(1.60)
Net asset value, end of year	$26.26	$21.45	$18.18	$18.57	$27.25
Ratios and supplemental data:
Total return(b)	24.06%	20.35%	(1.26%)	(22.29%)	27.09%
Net assets, end of year (000)	$263,044	$248,573	$243,516	$294,233	$422,476
Ratio of net expenses to average net assets	1.14%	1.13%	1.13%	1.10%	1.08%
Ratio of gross expenses to average net assets prior to expense reductions	1.14%	1.13%	1.13%	1.10%	1.08%
Ratio of net investment income (loss) to average net assets	(0.94%)	(0.47%)	(0.44%)	(1.30%)	(2.35%)
Portfolio turnover rate	85%	54%	40%	39%	41%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$20.75	$17.62	$18.03	$26.73	$22.48
Income from investment operations:
Net investment income (loss)(a)	(0.37)	(0.24)	(0.22)	(0.42)	(0.80)
Net realized and unrealized gain (loss)	5.14	3.64	(0.13)	(5.09)	6.59
Total from investment operations	4.77	3.40	(0.35)	(5.51)	5.79
Distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.06)	—	—
Dividends from net realized gains	(0.11)	(0.22)	—	(3.19)	(1.54)
Total distributions**	(0.16)	(0.27)	(0.06)	(3.19)	(1.54)
Net asset value, end of year	$25.36	$20.75	$17.62	$18.03	$26.73
Ratios and supplemental data:
Total return(b)	23.13%	19.46%	(2.01%)	(22.88%)	26.16%
Net assets, end of year (000)	$26,556	$29,466	$31,773	$41,804	$71,925
Ratio of net expenses to average net assets	1.89%	1.88%	1.88%	1.85%	1.83%
Ratio of gross expenses to average net assets prior to expense reductions	1.89%	1.88%	1.88%	1.85%	1.83%
Ratio of net investment income (loss) to average net assets	(1.69%)	(1.22%)	(1.19%)	(2.04%)	(3.10%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.28	$15.55	$15.91	$23.82	$20.05
Income from investment operations:
Net investment income (loss)(a)	(0.13)	(0.04)	(0.03)	(0.19)	(0.48)
Net realized and unrealized gain (loss)	4.52	3.21	(0.12)	(4.49)	5.86
Total from investment operations	4.39	3.17	(0.15)	(4.68)	5.38
Distributions:
Dividends from net investment income	(0.24)	(0.22)	(0.21)	(0.04)	(0.07)
Dividends from net realized gains	(0.11)	(0.22)	—	(3.19)	(1.54)
Total distributions**	(0.35)	(0.44)	(0.21)	(3.23)	(1.61)
Net asset value, end of year	$22.32	$18.28	$15.55	$15.91	$23.82
Ratios and supplemental data:
Total return(b)	24.33%	20.67%	(1.04%)	(22.09%)	27.40%
Net assets, end of year (000)	$638,922	$593,170	$559,907	$680,441	$1,161,030
Ratio of net expenses to average net assets	0.89%	0.88%	0.88%	0.85%	0.83%
Ratio of gross expenses to average net assets prior to expense reductions	0.89%	0.88%	0.88%	0.85%	0.83%
Ratio of net investment income (loss) to average net assets	(0.69%)	(0.22%)	(0.19%)	(1.04%)	(2.09%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Global Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025		2024	2023	2022	2021
Net asset value, beginning of year	$12.00		$10.01	$9.59	$14.85	$13.48
Income from investment operations:
Net investment income (loss)(a)	(0.02	)(b)	(0.06)	(0.15)	(0.01)	(0.44)
Net realized and unrealized gain (loss)	2.56		2.05	0.60	(3.45)	2.95
Total from investment operations	2.54		1.99	0.45	(3.46)	2.51
Distributions:
Dividends from net investment income	(0.01)		—	(0.03)	(0.01)	(0.01)
Dividends from net realized gains	—		—	—	(1.79)	(1.13)
Total distributions**	(0.01)		—	(0.03)	(1.80)	(1.14)
Net asset value, end of year	$14.53		$12.00	$10.01	$9.59	$14.85
Ratios and supplemental data:
Total return(c)	21.17%		19.88%	4.78%	(26.01%)	18.86%
Net assets, end of year (000)	$8,289		$8,122	$8,455	$10,698	$17,865
Ratio of net expenses to average net assets	1.33%		1.35%	1.34%	1.28%	1.25%
Ratio of gross expenses to average net assets prior to expense reductions	1.33%		1.35%	1.34%	1.28%	1.25%
Ratio of net investment income (loss) to average net assets	(0.13%)		(0.52%)	(1.48%)	(0.11%)	(2.96%)
Portfolio turnover rate	52%		40%	27%	31%	35%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Global Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025		2024	2023	2022	2021
Net asset value, beginning of year	$11.42		$9.60	$9.23	$14.47	$13.25
Income from investment operations:
Net investment income (loss)(a)	(0.11	)(b)	(0.14)	(0.22)	(0.09)	(0.54)
Net realized and unrealized gain (loss)	2.43		1.96	0.59	(3.36)	2.89
Total from investment operations	2.32		1.82	0.37	(3.45)	2.35
Distributions:
Dividends from net investment income	—		—	—	—	—
Dividends from net realized gains	—		—	—	(1.79)	(1.13)
Total distributions**	—		—	—	(1.79)	(1.13)
Net asset value, end of year	$13.74		$11.42	$9.60	$9.23	$14.47
Ratios and supplemental data:
Total return(c)	20.32%		18.96%	4.01%	(26.58%)	17.95%
Net assets, end of year (000)	$2,335		$2,086	$2,615	$3,425	$5,448
Ratio of net expenses to average net assets	2.08%		2.10%	2.09%	2.03%	2.00%
Ratio of gross expenses to average net assets prior to expense reductions	2.08%		2.10%	2.09%	2.03%	2.00%
Ratio of net investment income (loss) to average net assets	(0.88%)		(1.28%)	(2.23%)	(0.85%)	(3.72%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Global Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.07	$10.04	$9.60	$14.87	$13.50
Income from investment operations:
Net investment income (loss)(a)	0.02	(0.03)	(0.13)	0.01	(0.40)
Net realized and unrealized gain (loss)	2.57	2.06	0.61	(3.46)	2.94
Total from investment operations	2.59	2.03	0.48	(3.45)	2.54
Distributions:
Dividends from net investment income	(0.02)	—	(0.04)	(0.03)	(0.04)
Dividends from net realized gains	—	—	—	(1.79)	(1.13)
Total distributions**	(0.02)	—	(0.04)	(1.82)	(1.17)
Net asset value, end of year	$14.64	$12.07	$10.04	$9.60	$14.87
Ratios and supplemental data:
Total return(b)	21.50%	20.22%	5.00%	(25.82%)	19.09%
Net assets, end of year (000)	$148,448	$117,598	$109,319	$117,766	$260,688
Ratio of net expenses to average net assets	1.08%	1.10%	1.09%	1.03%	1.00%
Ratio of gross expenses to average net assets prior to expense reductions	1.08%	1.10%	1.09%	1.03%	1.00%
Ratio of net investment income (loss) to average net assets	0.12%	(0.27%)	(1.23%)	0.13%	(2.71%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$34.52	$22.20	$26.35	$42.31	$29.18
Income from investment operations:
Net investment income (loss)(a)	(0.39)	(0.33)	(0.26)	(0.24)	(0.45)
Net realized and unrealized gain (loss)	12.05	12.65	(3.89)	(15.72)	14.95
Total from investment operations	11.66	12.32	(4.15)	(15.96)	14.50
Distributions:
Dividends from net investment income	(0.89)	—	—	—	—
Dividends from net realized gains	—	—	—	—	(1.37)
Return of capital	—	—	—	—	(0.00)*
Total distributions**	(0.89)	—	—	—	(1.37)
Net asset value, end of year	$45.29	$34.52	$22.20	$26.35	$42.31
Ratios and supplemental data:
Total return(b)	34.34%	55.54%	(15.75%)	(37.71%)	50.42%
Net assets, end of year (000)	$39,054	$27,306	$18,283	$23,762	$35,274
Ratio of net expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of gross expenses to average net assets prior to expense reductions	1.34%	1.35%	1.37%	1.37%	1.37%
Ratio of net investment income (loss) to average net assets	(1.03%)	(1.09%)	(1.03%)	(0.78%)	(1.15%)
Portfolio turnover rate	195%	229%	215%	197%	165%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,				June 25, 2021• through October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$34.69	$22.48	$26.88	$43.50	$41.91
Income from investment operations:
Net investment income (loss)(a)	(0.68)	(0.55)	(0.45)	(0.45)	(0.82)
Net realized and unrealized gain (loss)	12.11	12.76	(3.95)	(16.17)	2.41
Total from investment operations	11.43	12.21	(4.40)	(16.62)	1.59
Distributions:
Dividends from net investment income	(0.67)	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions**	(0.67)	—	—	—	—
Net asset value, end of year	$45.45	$34.69	$22.48	$26.88	$43.50
Ratios and supplemental data:
Total return(b)	33.32%	54.40%	(16.37%)	(38.18%)	3.75%
Net assets, end of year (000)	$7,892	$5,035	$3,648	$4,425	$3,165
Ratio of net expenses to average net assets	2.05%	2.05%	2.05%	2.05%	2.05	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	2.09%	2.10%	2.12%	2.12%	2.06	%(c)
Ratio of net investment income (loss) to average net assets	(1.78%)	(1.84%)	(1.79%)	(1.50%)	(2.00	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$35.87	$23.01	$27.24	$43.65	$29.99
Income from investment operations:
Net investment income (loss)(a)	(0.31)	(0.26)	(0.20)	(0.16)	(0.36)
Net realized and unrealized gain (loss)	12.53	13.12	(4.03)	(16.25)	15.39
Total from investment operations	12.22	12.86	(4.23)	(16.41)	15.03
Distributions:
Dividends from net investment income	(0.97)	—	—	—	—
Dividends from net realized gains	—	—	—	—	(1.37)
Return of capital	—	—	—	—	(0.00)*
Total distributions**	(0.97)	—	—	—	(1.37)
Net asset value, end of year	$47.12	$35.87	$23.01	$27.24	$43.65
Ratios and supplemental data:
Total return(b)	34.69%	55.93%	(15.53%)	(37.57%)	50.80%
Net assets, end of year (000)	$473,043	$285,866	$191,831	$292,187	$387,149
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to average net assets prior to expense reductions	1.09%	1.10%	1.12%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets	(0.78%)	(0.84%)	(0.78%)	(0.52%)	(0.90%)

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$36.06	$23.11	$27.33	$43.74	$30.02
Income from investment operations:
Net investment income (loss)(a)	(0.27)	(0.23)	(0.17)	(0.11)	(0.32)
Net realized and unrealized gain (loss)	12.61	13.18	(4.05)	(16.30)	15.41
Total from investment operations	12.34	12.95	(4.22)	(16.41)	15.09
Distributions:
Dividends from net investment income	(1.00)	—	—	—	—
Dividends from net realized gains	—	—	—	—	(1.37)
Total distributions**	(1.00)	—	—	—	(1.37)
Net asset value, end of year	$47.40	$36.06	$23.11	$27.33	$43.74
Ratios and supplemental data:
Total return(b)	34.85%	56.08%	(15.41%)	(37.51%)	50.96%
Net assets, end of year (000)	$36,262	$29,165	$24,499	$22,181	$29,120
Ratio of net expenses to average net assets	0.95%	0.95%	0.92%	0.93%	0.96%
Ratio of gross expenses to average net assets prior to expense reductions	0.98%	1.00%	0.99%	1.00%	1.02%
Ratio of net investment income (loss) to average net assets	(0.68%)	(0.74%)	(0.67%)	(0.37%)	(0.80%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Timpani SMID Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.06	$9.09	$10.14	$18.17	$12.34
Income from investment operations:
Net investment income (loss)(a)	(0.17)	(0.14)	(0.10)	(0.08)	(0.20)
Net realized and unrealized gain (loss)	4.23	5.11	(0.95)	(6.23)	6.03
Total from investment operations	4.06	4.97	(1.05)	(6.31)	5.83
Distributions:
Dividends from net investment income	(0.37)	—	—	—	—
Dividends from net realized gains	(0.03)	—	—	(1.72)	—
Total distributions**	(0.40)	—	—	(1.72)	—
Net asset value, end of year	$17.72	$14.06	$9.09	$10.14	$18.17
Ratios and supplemental data:
Total return(b)	29.33%	54.68%	(10.36%)	(37.07%)	47.04%
Net assets, end of year (000)	$576	$293	$341	$305	$162
Ratio of net expenses to average net assets	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of gross expenses to average net assets prior to expense reductions	1.70%	1.83%	1.98%	1.93%	1.79%
Ratio of net investment income (loss) to average net assets	(1.15%)	(1.14%)	(1.06%)	(0.68%)	(1.22%)
Portfolio turnover rate	192%	220%	231%	205%	188%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares.

www.calamos.com

Calamos Timpani SMID Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.27	$9.20	$10.23	$18.28	$12.38
Income from investment operations:
Net investment income (loss)(a)	(0.14)	(0.11)	(0.08)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	4.29	5.18	(0.95)	(6.27)	6.06
Total from investment operations	4.15	5.07	(1.03)	(6.33)	5.90
Distributions:
Dividends from net investment income	(0.39)	—	—	—	—
Dividends from net realized gains	(0.03)	—	—	(1.72)	—
Total distributions**	(0.42)	—	—	(1.72)	—
Net asset value, end of year	$18.00	$14.27	$9.20	$10.23	$18.28
Ratios and supplemental data:
Total return(b)	29.61%	55.11%	(10.07%)	(36.95%)	47.46%
Net assets, end of year (000)	$35,866	$25,448	$15,495	$16,497	$25,793
Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets prior to expense reductions	1.45%	1.56%	1.73%	1.65%	1.55%
Ratio of net investment income (loss) to average net assets	(0.90%)	(0.90%)	(0.80%)	(0.48%)	(0.98%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Timpani SMID Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.28	$9.21	$10.23	$18.28	$12.38
Income from investment operations:
Net investment income (loss)(a)	(0.13)	(0.11)	(0.08)	(0.05)	(0.18)
Net realized and unrealized gain (loss)	4.30	5.18	(0.94)	(6.28)	6.08
Total from investment operations	4.17	5.07	(1.02)	(6.33)	5.90
Distributions:
Dividends from net investment income	(0.40)	—	—	—	—
Dividends from net realized gains	(0.03)	—	—	(1.72)	—
Total distributions**	(0.43)	—	—	(1.72)	—
Net asset value, end of year	$18.02	$14.28	$9.21	$10.23	$18.28
Ratios and supplemental data:
Total return(b)	29.70%	55.05%	(9.97%)	(36.95%)	47.46%
Net assets, end of year (000)	$779	$508	$320	$355	$499
Ratio of net expenses to average net assets	1.05%	1.07%	1.07%	1.07%	1.08%
Ratio of gross expenses to average net assets prior to expense reductions	1.41%	1.53%	1.70%	1.63%	1.48%
Ratio of net investment income (loss) to average net assets	(0.85%)	(0.87%)	(0.77%)	(0.43%)	(1.04%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

www.calamos.com

Calamos Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$44.28	$32.47	$28.24	$45.88	$34.96
Income from investment operations:
Net investment income (loss)(a)	(0.36)	(0.28)	(0.13)	(0.22)	(0.33)
Net realized and unrealized gain (loss)	11.47	13.69	4.36	(12.47)	15.44
Total from investment operations	11.11	13.41	4.23	(12.69)	15.11
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	(2.95)	(1.60)	—	(4.95)	(4.19)
Total distributions**	(2.95)	(1.60)	—	(4.95)	(4.19)
Net asset value, end of year	$52.44	$44.28	$32.47	$28.24	$45.88
Ratios and supplemental data:
Total return(b)	26.16%	42.45%	14.98%	(30.58%)	46.00%
Net assets, end of year (000)	$1,317,418	$1,168,908	$925,437	$900,167	$1,436,709
Ratio of net expenses to average net assets	1.28%	1.29%	1.32%	1.30%	1.28%
Ratio of gross expenses to average net assets prior to expense reductions	1.28%	1.29%	1.32%	1.30%	1.28%
Ratio of net investment income (loss) to average net assets	(0.79%)	(0.69%)	(0.43%)	(0.64%)	(0.80%)
Portfolio turnover rate	54%	42%	57%	42%	45%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.83	$12.59	$11.03	$21.21	$18.18
Income from investment operations:
Net investment income (loss)(a)	(0.23)	(0.21)	(0.14)	(0.19)	(0.29)
Net realized and unrealized gain (loss)	3.78	5.05	1.70	(5.04)	7.51
Total from investment operations	3.55	4.84	1.56	(5.23)	7.22
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	(2.95)	(1.60)	—	(4.95)	(4.19)
Total distributions**	(2.95)	(1.60)	—	(4.95)	(4.19)
Net asset value, end of year	$16.43	$15.83	$12.59	$11.03	$21.21
Ratios and supplemental data:
Total return(b)	25.19%	41.38%	14.14%	(31.12%)	44.94%
Net assets, end of year (000)	$12,199	$10,535	$9,493	$12,281	$25,965
Ratio of net expenses to average net assets	2.03%	2.04%	2.08%	2.05%	2.04%
Ratio of gross expenses to average net assets prior to expense reductions	2.03%	2.04%	2.08%	2.05%	2.04%
Ratio of net investment income (loss) to average net assets	(1.54%)	(1.44%)	(1.16%)	(1.39%)	(1.53%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$68.73	$49.51	$42.95	$66.93	$49.25
Income from investment operations:
Net investment income (loss)(a)	(0.39)	(0.28)	(0.09)	(0.20)	(0.33)
Net realized and unrealized gain (loss)	18.11	21.10	6.65	(18.83)	22.20
Total from investment operations	17.72	20.82	6.56	(19.03)	21.87
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	(2.95)	(1.60)	—	(4.95)	(4.19)
Total distributions**	(2.95)	(1.60)	—	(4.95)	(4.19)
Net asset value, end of year	$83.50	$68.73	$49.51	$42.95	$66.93
Ratios and supplemental data:
Total return(b)	26.46%	42.83%	15.27%	(30.43%)	46.40%
Net assets, end of year (000)	$432,249	$355,529	$262,752	$246,566	$395,431
Ratio of net expenses to average net assets	1.03%	1.04%	1.07%	1.05%	1.03%
Ratio of gross expenses to average net assets prior to expense reductions	1.03%	1.04%	1.07%	1.05%	1.03%
Ratio of net investment income (loss) to average net assets	(0.54%)	(0.44%)	(0.18%)	(0.39%)	(0.56%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025		2024	2023	2022	2021
Net asset value, beginning of year	$49.06		$39.42	$38.33	$48.18	$36.26
Income from investment operations:
Net investment income (loss)(a)	(0.03	)(b)	0.08	0.19	0.08	0.07
Net realized and unrealized gain (loss)	10.45		11.32	2.38	(7.32)	13.01
Total from investment operations	10.42		11.40	2.57	(7.24)	13.08
Distributions:
Dividends from net investment income	(0.33)		(0.26)	(0.44)	(0.24)	(0.27)
Dividends from net realized gains	(1.99)		(1.50)	(1.04)	(2.37)	(0.89)
Total distributions**	(2.32)		(1.76)	(1.48)	(2.61)	(1.16)
Net asset value, end of year	$57.16		$49.06	$39.42	$38.33	$48.18
Ratios and supplemental data:
Total return(c)	21.98%		29.65%	6.86%	(15.77%)	36.68%
Net assets, end of year (000)	$1,544,688		$1,387,946	$1,182,667	$1,199,491	$1,531,445
Ratio of net expenses to average net assets	1.05%		1.05%	1.06%	1.05%	1.06%
Ratio of gross expenses to average net assets prior to expense reductions	1.05%		1.05%	1.06%	1.05%	1.06%
Ratio of net investment income (loss) to average net assets	(0.06%)		0.18%	0.48%	0.19%	0.15%
Portfolio turnover rate	36%		28%	20%	24%	18%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025		2024		2023	2022	2021
Net asset value, beginning of year	$49.11		$39.57		$38.57	$48.55	$36.57
Income from investment operations:
Net investment income (loss)(a)	(0.41	)(b)	(0.26	)(b)	(0.11)	(0.24)	(0.25)
Net realized and unrealized gain (loss)	10.43		11.36		2.38	(7.37)	13.12
Total from investment operations	10.02		11.10		2.27	(7.61)	12.87
Distributions:
Dividends from net investment income	(0.14)		(0.06)		(0.23)	—	—
Dividends from net realized gains	(1.99)		(1.50)		(1.04)	(2.37)	(0.89)
Total distributions**	(2.13)		(1.56)		(1.27)	(2.37)	(0.89)
Net asset value, end of year	$57.00		$49.11		$39.57	$38.57	$48.55
Ratios and supplemental data:
Total return(c)	21.05%		28.70%		6.08%	(16.41%)	35.66%
Net assets, end of year (000)	$137,276		$106,421		$79,895	$84,104	$98,647
Ratio of net expenses to average net assets	1.80%		1.80%		1.81%	1.80%	1.81%
Ratio of gross expenses to average net assets prior to expense reductions	1.80%		1.80%		1.81%	1.80%	1.81%
Ratio of net investment income (loss) to average net assets	(0.81%)		(0.57%)		(0.27%)	(0.56%)	(0.57%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$46.54	$37.47	$36.50	$46.02	$34.68
Income from investment operations:
Net investment income (loss)(a)	0.09	0.19	0.27	0.17	0.17
Net realized and unrealized gain (loss)	9.90	10.75	2.25	(6.97)	12.44
Total from investment operations	9.99	10.94	2.52	(6.80)	12.61
Distributions:
Dividends from net investment income	(0.42)	(0.37)	(0.51)	(0.35)	(0.38)
Dividends from net realized gains	(1.99)	(1.50)	(1.04)	(2.37)	(0.89)
Total distributions**	(2.41)	(1.87)	(1.55)	(2.72)	(1.27)
Net asset value, end of year	$54.12	$46.54	$37.47	$36.50	$46.02
Ratios and supplemental data:
Total return(b)	22.27%	30.00%	7.12%	(15.55%)	37.02%
Net assets, end of year (000)	$1,558,224	$1,301,172	$978,583	$977,765	$1,211,985
Ratio of net expenses to average net assets	0.80%	0.80%	0.81%	0.80%	0.81%
Ratio of gross expenses to average net assets prior to expense reductions	0.80%	0.80%	0.81%	0.80%	0.81%
Ratio of net investment income (loss) to average net assets	0.19%	0.43%	0.73%	0.44%	0.40%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$46.57	$37.49	$36.51	$46.04	$34.69
Income from investment operations:
Net investment income (loss)(a)	0.12	0.22	0.30	0.21	0.16
Net realized and unrealized gain (loss)	9.91	10.76	2.26	(6.99)	12.49
Total from investment operations	10.03	10.98	2.56	(6.78)	12.65
Distributions:
Dividends from net investment income	(0.45)	(0.40)	(0.54)	(0.38)	(0.41)
Dividends from net realized gains	(1.99)	(1.50)	(1.04)	(2.37)	(0.89)
Total distributions**	(2.44)	(1.90)	(1.58)	(2.75)	(1.30)
Net asset value, end of year	$54.16	$46.57	$37.49	$36.51	$46.04
Ratios and supplemental data:
Total return(b)	22.37%	30.07%	7.21%	(15.50%)	37.14%
Net assets, end of year (000)	$45,941	$37,425	$27,965	$16,688	$5,968
Ratio of net expenses to average net assets	0.73%	0.73%	0.71%	0.73%	0.73%
Ratio of gross expenses to average net assets prior to expense reductions	0.73%	0.73%	0.71%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets	0.26%	0.51%	0.78%	0.55%	0.38%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Select Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025		2024		2023	2022	2021
Net asset value, beginning of year	$21.98		$16.77		$15.86	$20.48	$14.93
Income from investment operations:
Net investment income (loss)(a)	(0.03	)(b)	(0.02	)(b)	0.03	0.00	(0.03)
Net realized and unrealized gain (loss)	4.21		5.99		1.29	(3.12)	6.39
Total from investment operations	4.18		5.97		1.32	(3.12)	6.36
Distributions:
Dividends from net investment income	—		—		—	—	—
Dividends from net realized gains	(1.61)		(0.76)		(0.41)	(1.50)	(0.81)
Total distributions**	(1.61)		(0.76)		(0.41)	(1.50)	(0.81)
Net asset value, end of year	$24.55		$21.98		$16.77	$15.86	$20.48
Ratios and supplemental data:
Total return(c)	19.95%		36.52%		8.60%	(16.22%)	43.93%
Net assets, end of year (000)	$15,944		$14,301		$11,533	$11,628	$14,211
Ratio of net expenses to average net assets	1.15%		1.15%		1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets prior to expense reductions	1.52%		1.54%		1.62%	1.57%	1.57%
Ratio of net investment income (loss) to average net assets	(0.15%)		(0.09%)		0.16%	0.00%	(0.19%)
Portfolio turnover rate	46%		33%		55%	34%	25%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
www.calamos.com

Calamos Select Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025		2024		2023	2022	2021
Net asset value, beginning of year	$17.88		$13.86		$13.28	$17.52	$12.97
Income from investment operations:
Net investment income (loss)(a)	(0.16	)(b)	(0.14	)(b)	(0.08)	(0.12)	(0.14)
Net realized and unrealized gain (loss)	3.37		4.92		1.07	(2.62)	5.50
Total from investment operations	3.21		4.78		0.99	(2.74)	5.36
Distributions:
Dividends from net investment income	—		—		—	—	—
Dividends from net realized gains	(1.61)		(0.76)		(0.41)	(1.50)	(0.81)
Total distributions**	(1.61)		(0.76)		(0.41)	(1.50)	(0.81)
Net asset value, end of year	$19.48		$17.88		$13.86	$13.28	$17.52
Ratios and supplemental data:
Total return(c)	19.10%		35.56%		7.76%	(16.85%)	42.92%
Net assets, end of year (000)	$292		$347		$120	$170	$887
Ratio of net expenses to average net assets	1.90%		1.90%		1.90%	1.91%	1.90%
Ratio of gross expenses to average net assets prior to expense reductions	2.27%		2.29%		2.36%	2.33%	2.33%
Ratio of net investment income (loss) to average net assets	(0.90%)		(0.83%)		(0.57%)	(0.77%)	(0.92%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Select Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$22.97	$17.45	$16.45	$21.15	$15.36
Income from investment operations:
Net investment income (loss)(a)	0.02	0.03	0.07	0.05	0.01
Net realized and unrealized gain (loss)	4.42	6.25	1.34	(3.23)	6.59
Total from investment operations	4.44	6.28	1.41	(3.18)	6.60
Distributions:
Dividends from net investment income	(0.03)	(0.00)*	—	(0.02)	—
Dividends from net realized gains	(1.61)	(0.76)	(0.41)	(1.50)	(0.81)
Total distributions**	(1.64)	(0.76)	(0.41)	(1.52)	(0.81)
Net asset value, end of year	$25.77	$22.97	$17.45	$16.45	$21.15
Ratios and supplemental data:
Total return(b)	20.25%	36.92%	8.84%	(16.00%)	44.28%
Net assets, end of year (000)	$46,632	$41,449	$31,663	$30,660	$38,585
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.27%	1.29%	1.37%	1.32%	1.32%
Ratio of net investment income (loss) to average net assets	0.10%	0.16%	0.41%	0.25%	0.07%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$21.94	$16.25	$15.43	$28.83	$22.96
Income from investment operations:
Net investment income (loss)(a)	0.04	(0.04)	0.05	0.21	0.05
Net realized and unrealized gain (loss)	4.52	5.74	0.77	(9.48)	7.29
Total from investment operations	4.56	5.70	0.82	(9.27)	7.34
Distributions:
Dividends from net investment income	—	(0.01)	—	(0.00)*	—
Dividends from net realized gains	(0.96)	—	—	(4.13)	(1.47)
Total distributions**	(0.96)	(0.01)	—	(4.13)	(1.47)
Net asset value, end of year	$25.54	$21.94	$16.25	$15.43	$28.83
Ratios and supplemental data:
Total return(b)	21.87%	35.07%	5.31%	(36.67%)	32.76%
Net assets, end of year (000)	$51,533	$50,314	$41,631	$46,993	$79,503
Ratio of net expenses to average net assets	1.20%	1.20%	1.16%	1.10%	1.10%
Ratio of gross expenses to average net assets prior to expense reductions	1.47%	1.40%	1.49%	1.64%	1.56%
Ratio of net investment income (loss) to average net assets	0.18%	(0.21%)	0.27%	1.04%	0.19%
Portfolio turnover rate	170%	127%	131%	129%	99%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025		2024	2023	2022	2021
Net asset value, beginning of year	$18.02		$13.44	$12.86	$24.94	$20.17
Income from investment operations:
Net investment income (loss)(a)	(0.11	)(b)	(0.17)	(0.07)	0.05	(0.16)
Net realized and unrealized gain (loss)	3.66		4.75	0.65	(8.00)	6.40
Total from investment operations	3.55		4.58	0.58	(7.95)	6.24
Distributions:
Dividends from net investment income	—		—	—	—	—
Dividends from net realized gains	(0.96)		—	—	(4.13)	(1.47)
Total distributions**	(0.96)		—	—	(4.13)	(1.47)
Net asset value, end of year	$20.61		$18.02	$13.44	$12.86	$24.94
Ratios and supplemental data:
Total return(c)	20.92%		34.15%	4.51%	(37.18%)	31.79%
Net assets, end of year (000)	$1,478		$1,452	$1,339	$1,989	$3,953
Ratio of net expenses to average net assets	1.95%		1.95%	1.91%	1.85%	1.85%
Ratio of gross expenses to average net assets prior to expense reductions	2.22%		2.15%	2.24%	2.39%	2.31%
Ratio of net investment income (loss) to average net assets	(0.59%)		(0.97%)	(0.48%)	0.27%	(0.69%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$22.96	$17.00	$16.10	$29.92	$23.73
Income from investment operations:
Net investment income (loss)(a)	0.10	0.01 (b)	0.09	0.27	0.12
Net realized and unrealized gain (loss)	4.76	6.00	0.81	(9.88)	7.54
Total from investment operations	4.86	6.01	0.90	(9.61)	7.66
Distributions:
Dividends from net investment income	—	(0.05)	—	(0.08)	(0.00)*
Dividends from net realized gains	(0.96)	—	—	(4.13)	(1.47)
Total distributions**	(0.96)	(0.05)	—	(4.21)	(1.47)
Net asset value, end of year	$26.86	$22.96	$17.00	$16.10	$29.92
Ratios and supplemental data:
Total return(c)	22.18%	35.44%	5.59%	(36.54%)	33.13%
Net assets, end of year (000)	$224,014	$184,336	$141,782	$120,520	$216,723
Ratio of net expenses to average net assets	0.95%	0.95%	0.91%	0.85%	0.85%
Ratio of gross expenses to average net assets prior to expense reductions	1.22%	1.15%	1.24%	1.39%	1.31%
Ratio of net investment income (loss) to average net assets	0.43%	0.03%	0.52%	1.28%	0.43%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$23.24	$17.21	$16.28	$30.20	$23.93
Income from investment operations:
Net investment income (loss)(a)	0.14	0.03 (b)	0.11	0.31	0.15
Net realized and unrealized gain (loss)	4.80	6.07	0.82	(10.00)	7.61
Total from investment operations	4.94	6.10	0.93	(9.69)	7.76
Distributions:
Dividends from net investment income	—	(0.07)	—	(0.10)	(0.02)
Dividends from net realized gains	(0.96)	—	—	(4.13)	(1.47)
Total distributions**	(0.96)	(0.07)	—	(4.23)	(1.49)
Net asset value, end of year	$27.22	$23.24	$17.21	$16.28	$30.20
Ratios and supplemental data:
Total return(c)	22.30%	35.55%	5.71%	(36.47%)	33.24%
Net assets, end of year (000)	$10,313	$6,378	$4,829	$4,332	$1,921
Ratio of net expenses to average net assets	0.86%	0.86%	0.81%	0.75%	0.77%
Ratio of gross expenses to average net assets prior to expense reductions	1.14%	1.06%	1.13%	1.28%	1.22%
Ratio of net investment income (loss) to average net assets	0.57%	0.14%	0.61%	1.59%	0.51%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Evolving World Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.61	$14.87	$14.51	$22.25	$19.60
Income from investment operations:
Net investment income (loss)(a)	(0.08)	(0.06)	0.01	0.12	(0.05)
Net realized and unrealized gain (loss)	3.70	4.85	0.46	(7.79)	3.15
Total from investment operations	3.62	4.79	0.47	(7.67)	3.10
Distributions:
Dividends from net investment income	—	(0.05)	(0.11)	(0.07)	—
Dividends from net realized gains	—	—	—	—	(0.45)
Total distributions**	—	(0.05)	(0.11)	(0.07)	(0.45)
Net asset value, end of year	$23.23	$19.61	$14.87	$14.51	$22.25
Ratios and supplemental data:
Total return(b)	18.51%	32.27%	3.19%	(34.55%)	15.87%
Net assets, end of year (000)	$37,707	$42,336	$36,830	$36,890	$54,731
Ratio of net expenses to average net assets	1.30%	1.30%	1.29%	1.30%	1.30%
Ratio of gross expenses to average net assets prior to expense reductions	1.64%	1.65%	1.63%	1.63%	1.60%
Ratio of net investment income (loss) to average net assets	(0.40%)	(0.36%)	0.09%	0.67%	(0.21%)
Portfolio turnover rate	171%	140%	137%	132%	140%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Evolving World Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.94	$13.67	$13.34	$20.55	$18.26
Income from investment operations:
Net investment income (loss)(a)	(0.21)	(0.18)	(0.09)	(0.03)	(0.22)
Net realized and unrealized gain (loss)	3.37	4.45	0.42	(7.18)	2.96
Total from investment operations	3.16	4.27	0.33	(7.21)	2.74
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	(0.45)
Total distributions**	—	—	—	—	(0.45)
Net asset value, end of year	$21.10	$17.94	$13.67	$13.34	$20.55
Ratios and supplemental data:
Total return(b)	17.61%	31.24%	2.40%	(35.04%)	15.05%
Net assets, end of year (000)	$3,554	$3,709	$3,930	$6,153	$16,050
Ratio of net expenses to average net assets	2.05%	2.05%	2.04%	2.05%	2.05%
Ratio of gross expenses to average net assets prior to expense reductions	2.39%	2.40%	2.38%	2.39%	2.34%
Ratio of net investment income (loss) to average net assets	(1.14%)	(1.11%)	(0.63%)	(0.16%)	(1.04%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Evolving World Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.82	$15.03	$14.67	$22.51	$19.78
Income from investment operations:
Net investment income (loss)(a)	(0.03)	(0.02)	0.06	0.17	0.01
Net realized and unrealized gain (loss)	3.76	4.90	0.45	(7.87)	3.18
Total from investment operations	3.73	4.88	0.51	(7.70)	3.19
Distributions:
Dividends from net investment income	—	(0.09)	(0.15)	(0.14)	(0.01)
Dividends from net realized gains	—	—	—	—	(0.45)
Total distributions**	—	(0.09)	(0.15)	(0.14)	(0.46)
Net asset value, end of year	$23.55	$19.82	$15.03	$14.67	$22.51
Ratios and supplemental data:
Total return(b)	18.82%	32.59%	3.44%	(34.39%)	16.17%
Net assets, end of year (000)	$356,625	$350,597	$320,622	$315,858	$509,216
Ratio of net expenses to average net assets	1.05%	1.05%	1.04%	1.05%	1.05%
Ratio of gross expenses to average net assets prior to expense reductions	1.39%	1.40%	1.38%	1.38%	1.35%
Ratio of net investment income (loss) to average net assets	(0.13%)	(0.11%)	0.35%	0.90%	0.04%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Global Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.58	$12.08	$11.50	$18.40	$14.05
Income from investment operations:
Net investment income (loss)(a)	(0.07)	(0.08)	0.01	0.02	(0.08)
Net realized and unrealized gain (loss)	4.20	5.58	1.07	(4.94)	5.49
Total from investment operations	4.13	5.50	1.08	(4.92)	5.41
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	(1.52)	—	(0.50)	(1.98)	(1.06)
Total distributions**	(1.52)	—	(0.50)	(1.98)	(1.06)
Net asset value, end of year	$20.19	$17.58	$12.08	$11.50	$18.40
Ratios and supplemental data:
Total return(b)	25.21%	45.53%	9.68%	(29.36%)	39.89%
Net assets, end of year (000)	$32,293	$28,482	$20,462	$21,143	$32,511
Ratio of net expenses to average net assets	1.40%	1.39%	1.41%	1.40%	1.40%
Ratio of gross expenses to average net assets prior to expense reductions	1.50%	1.42%	1.52%	1.61%	1.58%
Ratio of net investment income (loss) to average net assets	(0.41%)	(0.49%)	0.04%	0.17%	(0.48%)
Portfolio turnover rate	114%	78%	90%	77%	72%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Global Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.93	$9.64	$9.35	$15.45	$12.03
Income from investment operations:
Net investment income (loss)(a)	(0.16)	(0.16)	(0.07)	(0.07)	(0.18)
Net realized and unrealized gain (loss)	3.25	4.45	0.86	(4.05)	4.66
Total from investment operations	3.09	4.29	0.79	(4.12)	4.48
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	(1.52)	—	(0.50)	(1.98)	(1.06)
Total distributions**	(1.52)	—	(0.50)	(1.98)	(1.06)
Net asset value, end of year	$15.50	$13.93	$9.64	$9.35	$15.45
Ratios and supplemental data:
Total return(b)	24.27%	44.35%	8.99%	(29.96%)	38.88%
Net assets, end of year (000)	$1,362	$1,268	$611	$726	$1,492
Ratio of net expenses to average net assets	2.15%	2.14%	2.16%	2.15%	2.15%
Ratio of gross expenses to average net assets prior to expense reductions	2.25%	2.18%	2.28%	2.37%	2.33%
Ratio of net investment income (loss) to average net assets	(1.16%)	(1.25%)	(0.71%)	(0.59%)	(1.32%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Global Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.57	$12.75	$12.10	$19.20	$14.59
Income from investment operations:
Net investment income (loss)(a)	(0.03)	(0.04)	0.04	0.05	(0.04)
Net realized and unrealized gain (loss)	4.48	5.87	1.13	(5.17)	5.71
Total from investment operations	4.45	5.83	1.17	(5.12)	5.67
Distributions:
Dividends from net investment income	—	(0.01)	(0.02)	—	—
Dividends from net realized gains	(1.52)	—	(0.50)	(1.98)	(1.06)
Total distributions**	(1.52)	(0.01)	(0.52)	(1.98)	(1.06)
Net asset value, end of year	$21.50	$18.57	$12.75	$12.10	$19.20
Ratios and supplemental data:
Total return(b)	25.62%	45.79%	9.98%	(29.20%)	40.29%
Net assets, end of year (000)	$132,462	$103,751	$66,181	$51,538	$103,256
Ratio of net expenses to average net assets	1.15%	1.14%	1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets prior to expense reductions	1.25%	1.17%	1.25%	1.36%	1.33%
Ratio of net investment income (loss) to average net assets	(0.17%)	(0.25%)	0.28%	0.37%	(0.23%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Global Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$18.59	$12.76	$12.11	$19.21	$14.59
Income from investment operations:
Net investment income (loss)(a)	(0.02)	(0.03)	0.05	(0.02)	(0.03)
Net realized and unrealized gain (loss)	4.48	5.88	1.13	(5.10)	5.71
Total from investment operations	4.46	5.85	1.18	(5.12)	5.68
Distributions:
Dividends from net investment income	—	(0.02)	(0.03)	—	—
Dividends from net realized gains	(1.52)	—	(0.50)	(1.98)	(1.06)
Total distributions**	(1.52)	(0.02)	(0.53)	(1.98)	(1.06)
Net asset value, end of year	$21.53	$18.59	$12.76	$12.11	$19.21
Ratios and supplemental data:
Total return(b)	25.65%	45.88%	10.04%	(29.18%)	40.36%
Net assets, end of year (000)	$172	$79	$93	$11	$168
Ratio of net expenses to average net assets	1.10%	1.07%	1.06%	1.12%	1.09%
Ratio of gross expenses to average net assets prior to expense reductions	1.19%	1.11%	1.14%	1.35%	1.27%
Ratio of net investment income (loss) to average net assets	(0.09%)	(0.16%)	0.35%	(0.12%)	(0.18%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Global Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.00	$9.57	$9.15	$12.72	$10.02
Income from investment operations:
Net investment income (loss)(a)	(0.05)	(0.02)	0.00	(0.03)	(0.04)
Net realized and unrealized gain (loss)	2.44	3.50	0.46	(2.88)	3.42
Total from investment operations	2.39	3.48	0.46	(2.91)	3.38
Distributions:
Dividends from net investment income	(0.07)	(0.05)	(0.04)	—	(0.05)
Dividends from net realized gains	(0.91)	—	—	(0.66)	(0.63)
Total distributions**	(0.98)	(0.05)	(0.04)	(0.66)	(0.68)
Net asset value, end of year	$14.41	$13.00	$9.57	$9.15	$12.72
Ratios and supplemental data:
Total return(b)	19.71%	36.38%	4.97%	(23.93%)	34.84%
Net assets, end of year (000)	$105,093	$98,640	$81,821	$86,403	$119,261
Ratio of net expenses to average net assets	1.22%	1.22%	1.22%	1.22%	1.31%
Ratio of gross expenses to average net assets prior to expense reductions	1.46%	1.45%	1.49%	1.46%	1.45%
Ratio of net investment income (loss) to average net assets	(0.42%)	(0.17%)	(0.05%)	(0.28%)	(0.33%)
Portfolio turnover rate	123%	87%	81%	92%	82%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Global Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.87	$8.05	$7.73	$10.92	$8.71
Income from investment operations:
Net investment income (loss)(a)	(0.12)	(0.09)	(0.07)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	2.01	2.92	0.40	(2.44)	2.95
Total from investment operations	1.89	2.83	0.33	(2.53)	2.84
Distributions:
Dividends from net investment income	(0.03)	(0.01)	(0.01)	—	—
Dividends from net realized gains	(0.91)	—	—	(0.66)	(0.63)
Total distributions**	(0.94)	(0.01)	(0.01)	(0.66)	(0.63)
Net asset value, end of year	$11.82	$10.87	$8.05	$7.73	$10.92
Ratios and supplemental data:
Total return(b)	18.84%	35.25%	4.22%	(24.43%)	33.77%
Net assets, end of year (000)	$14,253	$12,173	$7,317	$7,528	$10,032
Ratio of net expenses to average net assets	1.97%	1.97%	1.97%	1.97%	2.07%
Ratio of gross expenses to average net assets prior to expense reductions	2.21%	2.20%	2.24%	2.21%	2.20%
Ratio of net investment income (loss) to average net assets	(1.17%)	(0.92%)	(0.80%)	(1.03%)	(1.09%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Global Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.55	$9.98	$9.53	$13.18	$10.36
Income from investment operations:
Net investment income (loss)(a)	(0.02)	0.01 (b)	0.02	(0.02)	(0.01)
Net realized and unrealized gain (loss)	2.55	3.64	0.48	(2.96)	3.54
Total from investment operations	2.53	3.65	0.50	(2.98)	3.53
Distributions:
Dividends from net investment income	(0.10)	(0.08)	(0.05)	(0.01)	(0.08)
Dividends from net realized gains	(0.91)	—	—	(0.66)	(0.63)
Total distributions**	(1.01)	(0.08)	(0.05)	(0.67)	(0.71)
Net asset value, end of year	$15.07	$13.55	$9.98	$9.53	$13.18
Ratios and supplemental data:
Total return(c)	20.00%	36.70%	5.21%	(23.66%)	35.16%
Net assets, end of year (000)	$206,583	$168,589	$107,198	$117,790	$152,596
Ratio of net expenses to average net assets	0.97%	0.97%	0.97%	0.97%	1.04%
Ratio of gross expenses to average net assets prior to expense reductions	1.21%	1.20%	1.24%	1.21%	1.20%
Ratio of net investment income (loss) to average net assets	(0.17%)	0.08%	0.20%	(0.14%)	(0.09%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos International Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,			March 31, 2022• through October 31,
	2025	2024	2023	2022
Net asset value, beginning of year	$9.95	$7.54	$7.65	$10.00
Income from investment operations:
Net investment income (loss)(a)	0.01	(0.05)	0.00 *	0.05
Net realized and unrealized gain (loss)	2.20	2.46	(0.06)	(2.40)
Total from investment operations	2.21	2.41	(0.06)	(2.35)
Distributions:
Dividends from net investment income	—	—	(0.05)	—
Dividends from net realized gains	—	—	—	—
Total distributions**	—	—	(0.05)	—
Net asset value, end of year	$12.16	$9.95	$7.54	$7.65
Ratios and supplemental data:
Total return(b)	22.11%	31.96%	(0.87%)	(23.50%)
Net assets, end of year (000)	$428	$433	$20	$13
Ratio of net expenses to average net assets	1.35%	1.35%	1.35%	2.66	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	4.09%	4.96%	9.06%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	0.13%	(0.46%)	(0.04%)	(9.66	%)(c)
Portfolio turnover rate	175%	117%	126%	64	%(d)

•  Commencement of operations.

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos International Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,				March 31, 2022• through October 31,
	2025		2024	2023	2022
Net asset value, beginning of year	$9.76		$7.46	$7.62	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.05	)(b)	(0.12)	(0.07)	0.01
Net realized and unrealized gain (loss)	2.13		2.42	(0.05)	(2.39)
Total from investment operations	2.08		2.30	(0.12)	(2.38)
Distributions:
Dividends from net investment income	—		—	(0.04)	—
Dividends from net realized gains	—		—	—	—
Total distributions**	—		—	(0.04)	—
Net asset value, end of year	$11.84		$9.76	$7.46	$7.62
Ratios and supplemental data:
Total return(c)	21.21%		30.83%	(1.62%)	(23.80%)
Net assets, end of year (000)	$12		$10	$7	$8
Ratio of net expenses to average net assets	2.10%		2.10%	2.09%	2.67	%(d)
Ratio of gross expenses to average net assets prior to expense reductions	4.84%		5.71%	9.79%	11.03	%(d)
Ratio of net investment income (loss) to average net assets	(0.47%)		(1.22%)	(0.92%)	(9.66	%)(d)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

www.calamos.com

Calamos International Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,			March 31, 2022• through October 31,
	2025	2024	2023	2022
Net asset value, beginning of year	$10.01	$7.56	$7.66	$10.00
Income from investment operations:
Net investment income (loss)(a)	0.06	(0.02)	0.01	0.06
Net realized and unrealized gain (loss)	2.18	2.47	(0.05)	(2.40)
Total from investment operations	2.24	2.45	(0.04)	(2.34)
Distributions:
Dividends from net investment income	—	—	(0.06)	—
Dividends from net realized gains	—	—	—	—
Total distributions**	—	—	(0.06)	—
Net asset value, end of year	$12.25	$10.01	$7.56	$7.66
Ratios and supplemental data:
Total return(b)	22.50%	32.10%	(0.48%)	(23.40%)
Net assets, end of year (000)	$6,853	$5,267	$2,327	$1,740
Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	3.84%	4.71%	8.80%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	0.52%	(0.20%)	0.17%	(9.66	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos International Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS R6
	Year Ended October 31,			March 31, 2022• through October 31,
	2025	2024	2023	2022
Net asset value, beginning of year	$10.01	$7.56	$7.66	$10.00
Income from investment operations:
Net investment income (loss)(a)	0.07	(0.02)	0.01	0.06
Net realized and unrealized gain (loss)	2.18	2.47	(0.05)	(2.40)
Total from investment operations	2.25	2.45	(0.04)	(2.34)
Distributions:
Dividends from net investment income	—	—	(0.06)	—
Dividends from net realized gains	—	—	—	—
Total distributions**	—	—	(0.06)	—
Net asset value, end of year	$12.26	$10.01	$7.56	$7.66
Ratios and supplemental data:
Total return(b)	22.60%	32.10%	(0.48%)	(23.40%)
Net assets, end of year (000)	$12	$10	$8	$8
Ratio of net expenses to average net assets	1.02%	1.08%	1.07%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	3.76%	4.71%	8.78%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	0.61%	(0.19%)	0.19%	(9.66	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Total Return Bond Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.96	$8.38	$8.67	$10.61	$10.85
Income from investment operations:
Net investment income (loss)(a)	0.31	0.32	0.30	0.24	0.19
Net realized and unrealized gain (loss)	0.21	0.60	(0.27)	(1.81)	(0.19)
Total from investment operations	0.52	0.92	0.03	(1.57)	—
Distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.32)	(0.24)	(0.23)
Dividends from net realized gains	—	—	—	(0.13)	(0.01)
Total distributions**	(0.34)	(0.34)	(0.32)	(0.37)	(0.24)
Net asset value, end of year	$9.14	$8.96	$8.38	$8.67	$10.61
Ratios and supplemental data:
Total return(b)	6.05%	11.03%	0.18%	(15.13%)	0.01%
Net assets, end of year (000)	$9,769	$11,500	$11,764	$14,662	$22,394
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.26%	1.21%	1.24%	1.15%	1.01%
Ratio of net investment income (loss) to average net assets	3.48%	3.54%	3.36%	2.48%	1.77%
Portfolio turnover rate	13%	66%	41%	28%	51%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Total Return Bond Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.96	$8.38	$8.67	$10.61	$10.85
Income from investment operations:
Net investment income (loss)(a)	0.24	0.25	0.23	0.17	0.11
Net realized and unrealized gain (loss)	0.21	0.60	(0.27)	(1.81)	(0.19)
Total from investment operations	0.45	0.85	(0.04)	(1.64)	(0.08)
Distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.25)	(0.17)	(0.15)
Dividends from net realized gains	—	—	—	(0.13)	(0.01)
Total distributions**	(0.27)	(0.27)	(0.25)	(0.30)	(0.16)
Net asset value, end of year	$9.14	$8.96	$8.38	$8.67	$10.61
Ratios and supplemental data:
Total return(b)	5.15%	10.21%	(0.57%)	(15.76%)	(0.74%)
Net assets, end of year (000)	$272	$200	$323	$549	$800
Ratio of net expenses to average net assets	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of gross expenses to average net assets prior to expense reductions	2.01%	1.95%	1.99%	1.90%	1.76%
Ratio of net investment income (loss) to average net assets	2.72%	2.80%	2.60%	1.72%	1.02%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
www.calamos.com

Calamos Total Return Bond Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.97	$8.39	$8.68	$10.61	$10.85
Income from investment operations:
Net investment income (loss)(a)	0.33	0.33	0.32	0.26	0.22
Net realized and unrealized gain (loss)	0.21	0.61	(0.27)	(1.79)	(0.20)
Total from investment operations	0.54	0.94	0.05	(1.53)	0.02
Distributions:
Dividends from net investment income	(0.36)	(0.36)	(0.34)	(0.27)	(0.25)
Dividends from net realized gains	—	—	—	(0.13)	(0.01)
Total distributions**	(0.36)	(0.36)	(0.34)	(0.40)	(0.26)
Net asset value, end of year	$9.15	$8.97	$8.39	$8.68	$10.61
Ratios and supplemental data:
Total return(b)	6.31%	11.17%	0.55%	(14.92%)	0.17%
Net assets, end of year (000)	$19,067	$18,530	$19,236	$18,622	$43,979
Ratio of net expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of gross expenses to average net assets prior to expense reductions	1.01%	0.92%	0.99%	0.88%	0.76%
Ratio of net investment income (loss) to average net assets	3.73%	3.76%	3.61%	2.65%	2.02%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos High Income Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$7.80	$7.22	$7.30	$8.58	$7.96
Income from investment operations:
Net investment income (loss)(a)	0.48	0.48	0.45	0.37	0.35
Net realized and unrealized gain (loss)	0.03	0.59	(0.07)	(1.27)	0.66
Total from investment operations	0.51	1.07	0.38	(0.90)	1.01
Distributions:
Dividends from net investment income	(0.49)	(0.49)	(0.46)	(0.38)	(0.27)
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	—	—	(0.12)
Total distributions**	(0.49)	(0.49)	(0.46)	(0.38)	(0.39)
Net asset value, end of year	$7.82	$7.80	$7.22	$7.30	$8.58
Ratios and supplemental data:
Total return(b)	6.65%	15.18%	5.22%	(10.67%)	12.88%
Net assets, end of year (000)	$26,252	$27,554	$25,252	$26,775	$34,550
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets prior to expense reductions	1.40%	1.37%	1.43%	1.40%	1.33%
Ratio of net investment income (loss) to average net assets	6.13%	6.27%	6.12%	4.71%	4.10%
Portfolio turnover rate	39%	42%	25%	30%	49%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos High Income Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.41	$7.74	$7.80	$9.14	$8.45
Income from investment operations:
Net investment income (loss)(a)	0.45	0.45	0.43	0.33	0.31
Net realized and unrealized gain (loss)	0.03	0.65	(0.09)	(1.35)	0.71
Total from investment operations	0.48	1.10	0.34	(1.02)	1.02
Distributions:
Dividends from net investment income	(0.43)	(0.43)	(0.40)	(0.32)	(0.21)
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	—	—	(0.12)
Total distributions**	(0.43)	(0.43)	(0.40)	(0.32)	(0.33)
Net asset value, end of year	$8.46	$8.41	$7.74	$7.80	$9.14
Ratios and supplemental data:
Total return(b)	5.96%	14.32%	4.35%	(11.35%)	12.11%
Net assets, end of year (000)	$365	$379	$438	$471	$677
Ratio of net expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses to average net assets prior to expense reductions	2.15%	2.12%	2.18%	2.15%	2.08%
Ratio of net investment income (loss) to average net assets	5.38%	5.52%	5.37%	3.95%	3.38%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos High Income Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$7.81	$7.22	$7.30	$8.58	$7.96
Income from investment operations:
Net investment income (loss)(a)	0.50	0.50	0.47	0.39	0.37
Net realized and unrealized gain (loss)	0.02	0.60	(0.07)	(1.27)	0.67
Total from investment operations	0.52	1.10	0.40	(0.88)	1.04
Distributions:
Dividends from net investment income	(0.51)	(0.51)	(0.48)	(0.40)	(0.30)
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	—	—	(0.12)
Total distributions**	(0.51)	(0.51)	(0.48)	(0.40)	(0.42)
Net asset value, end of year	$7.82	$7.81	$7.22	$7.30	$8.58
Ratios and supplemental data:
Total return(b)	7.04%	15.46%	5.48%	(10.45%)	13.16%
Net assets, end of year (000)	$8,669	$9,503	$7,786	$9,150	$9,267
Ratio of net expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of gross expenses to average net assets prior to expense reductions	1.15%	1.12%	1.18%	1.15%	1.08%
Ratio of net investment income (loss) to average net assets	6.38%	6.52%	6.36%	4.98%	4.34%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Short-Term Bond Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.53	$9.30	$9.28	$9.91	$10.23
Income from investment operations:
Net investment income (loss)(a)	0.41	0.37	0.28	0.13	0.15
Net realized and unrealized gain (loss)	0.11	0.30	0.07	(0.62)	(0.07)
Total from investment operations	0.52	0.67	0.35	(0.49)	0.08
Distributions:
Dividends from net investment income	(0.42)	(0.44)	(0.33)	(0.14)	(0.31)
Dividends from net realized gains	—	—	—	—	(0.09)
Total distributions**	(0.42)	(0.44)	(0.33)	(0.14)	(0.40)
Net asset value, end of year	$9.63	$9.53	$9.30	$9.28	$9.91
Ratios and supplemental data:
Total return(b)	5.59%	7.28%	3.79%	(4.99%)	0.85%
Net assets, end of year (000)	$6,084	$3,825	$3,523	$2,128	$2,661
Ratio of net expenses to average net assets	0.63%	0.63%	0.63%	0.63%	0.65%
Ratio of gross expenses to average net assets prior to expense reductions	0.64%	0.63%	0.63%	0.63%	0.65%
Ratio of net investment income (loss) to average net assets	4.25%	3.86%	2.94%	1.36%	1.51%
Portfolio turnover rate	36%	41%	41%	48%	44%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Short-Term Bond Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.52	$9.29	$9.28	$9.91	$10.23
Income from investment operations:
Net investment income (loss)(a)	0.43	0.39	0.30	0.15	0.17
Net realized and unrealized gain (loss)	0.12	0.30	0.06	(0.62)	(0.06)
Total from investment operations	0.55	0.69	0.36	(0.47)	0.11
Distributions:
Dividends from net investment income	(0.45)	(0.46)	(0.35)	(0.16)	(0.34)
Dividends from net realized gains	—	—	—	—	(0.09)
Total distributions**	(0.45)	(0.46)	(0.35)	(0.16)	(0.43)
Net asset value, end of year	$9.62	$9.52	$9.29	$9.28	$9.91
Ratios and supplemental data:
Total return(b)	5.85%	7.56%	3.93%	(4.77%)	1.11%
Net assets, end of year (000)	$405,022	$363,227	$354,109	$356,908	$306,398
Ratio of net expenses to average net assets	0.38%	0.38%	0.39%	0.38%	0.40%
Ratio of gross expenses to average net assets prior to expense reductions	0.39%	0.38%	0.39%	0.38%	0.40%
Ratio of net investment income (loss) to average net assets	4.50%	4.10%	3.17%	1.58%	1.73%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (39.5%)
	Communication Services (3.4%)
15,036,000	AST SpaceMobile, Inc.* 2.000%, 01/15/36	$16,007,175
15,000,000	2.375%, 10/15/32	21,165,750
8,000,000	4.250%, 03/01/32~	25,718,080
7,500,000	Bandwidth, Inc.~ 0.500%, 04/01/28	6,367,350
75,000,000	DoorDash, Inc.*~ 0.000%, 05/15/30	82,890,000
37,190,000	JD.com, Inc.~ 0.250%, 06/01/29	39,318,012
15,000,000	Live Nation Entertainment, Inc. 3.125%, 01/15/29~	22,669,800
5,996,000	2.875%, 01/15/30*^	6,400,190
20,000,000	Lyft, Inc. 0.000%, 09/15/30*	23,348,800
6,000,000	0.625%, 03/01/29^	7,464,180
21,845,000	MakeMyTrip Ltd.* 0.000%, 07/01/30	21,066,226
15,000,000	Match Group Financeco 2, Inc.*~ 0.875%, 06/15/26	14,621,400
40,000,000	Match Group Financeco 3, Inc.*~ 2.000%, 01/15/30	36,253,600
66,589,000	Sea Ltd.~ 0.250%, 09/15/26	64,147,847
24,076,000	Snap, Inc. 0.125%, 03/01/28~	21,628,916
8,952,000	0.500%, 05/01/30	7,778,124
7,500,000	Sphere Entertainment Co. 3.500%, 12/01/28	15,459,075
25,000,000	Trip.com Group Ltd. 0.750%, 06/15/29	30,592,500
15,000,000	TripAdvisor, Inc.~ 0.250%, 04/01/26	14,683,500
27,000,000	Uber Technologies, Inc.~^ 0.875%, 12/01/28	39,447,540
4,000,000	Weibo Corp. 1.375%, 12/01/30	4,828,800
16,500,000	Wix.com Ltd.*^ 0.000%, 09/15/30	16,370,475
15,000,000	Xiaomi Best Time International Ltd. 0.000%, 12/17/27	18,568,200
20,000,000	Ziff Davis, Inc. 1.750%, 11/01/26	19,291,400
		576,086,940
	Consumer Discretionary (7.8%)
116,893,000	Airbnb, Inc.~^ 0.000%, 03/15/26	114,881,271
PRINCIPAL AMOUNT			VALUE
175,000,000		Alibaba Group Holding Ltd. 0.500%, 06/01/31	$309,452,500
20,000,000		Carnival Corp.~ 5.750%, 12/01/27	44,512,000
8,000,000		Cheesecake Factory, Inc.*^ 2.000%, 03/15/30	7,901,920
7,000,000		Cracker Barrel Old Country Store, Inc.* 1.750%, 09/15/30	5,767,090
15,000,000	EUR	Delivery Hero SE 1.500%, 01/15/28	16,235,595
55,500,000		DraftKings Holdings, Inc.~^ 0.000%, 03/15/28	49,474,365
50,000,000		Etsy, Inc. 0.250%, 06/15/28~	44,658,500
20,000,000		0.125%, 10/01/26~	20,474,000
10,000,000		1.000%, 06/15/30*^	10,673,900
18,500,000		Farfetch Ltd.@ 3.750%, 05/01/27	133,200
30,000,000		Fiverr International Ltd. 0.000%, 11/01/25	29,961,900
12,500,000		Ford Motor Co.~ 0.000%, 03/15/26	13,092,375
90,000,000		GameStop Corp.* 0.000%, 06/15/32	92,298,600
20,000,000		0.000%, 04/01/30	20,622,200
6,500,000		Groupon, Inc.* 6.250%, 03/15/27	7,145,840
15,000,000		Guess?, Inc.~ 3.750%, 04/15/28	14,898,900
1,310,000,000	JPY	Kyoritsu Maintenance Co. Ltd. 0.000%, 01/29/26	10,898,306
5,000,000		LCI Industries 1.125%, 05/15/26	4,908,600
15,000,000		Li Auto, Inc.~ 0.250%, 05/01/28	15,799,200
10,000,000		Liberty Broadband Corp. (Charter Communications)*~§ 3.125%, 03/31/53	9,897,800
15,000,000		Live Nation Entertainment, Inc.* 2.875%, 10/15/31	14,886,150
45,000,000		Lucid Group, Inc.*~ 5.000%, 04/01/30	36,419,400
4,000,000		Luminar Technologies, Inc.* 1.250%, 12/15/26	1,755,200
10,000,000		Marriott Vacations Worldwide Corp.~ 3.250%, 12/15/27^	9,542,200
7,000,000		0.000%, 01/15/26	6,930,210
35,972,000		NCL Corp. Ltd.*~ 0.750%, 09/15/30	34,590,316
25,000,000		NIO, Inc. 3.875%, 10/15/29~	25,857,250
15,000,000		4.625%, 10/15/30	15,188,700

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
15,000,000	PDD Holdings, Inc. 0.000%, 12/01/25	$14,940,150
12,500,000	Peloton Interactive, Inc. 5.500%, 12/01/29	23,772,500
62,000,000	Rivian Automotive, Inc.~^ 3.625%, 10/15/30	53,011,860
30,500,000	4.625%, 03/15/29	29,892,135
10,245,000	Shake Shack, Inc.~ 0.000%, 03/01/28	9,847,289
25,833,000	Stride, Inc.~ 1.125%, 09/01/27	35,846,129
4,642,000	Vail Resorts, Inc. 0.000%, 01/01/26	4,603,564
49,675,000	Wayfair, Inc.~ 3.500%, 11/15/28	117,028,836
25,555,000	3.250%, 09/15/27	43,550,575
7,029,000	Wynn Macau Ltd.* 4.500%, 03/07/29	7,393,594
		1,328,744,120
	Consumer Staples (0.6%)
12,401,000	Alnylam Pharmaceuticals, Inc.*^ 0.000%, 09/15/28	12,409,805
6,472,078	Beyond Meat, Inc. 7.000%, 10/15/30	6,771,411
14,808,000	Euronet Worldwide, Inc.*^ 0.625%, 10/01/30	13,452,476
11,000,000	Hertz Corp.* 5.500%, 10/01/30	8,467,360
12,500,000	Jazz Investments I Ltd.^ 3.125%, 09/15/30	15,243,125
10,000,000	Oddity Finance LLC*^ 0.000%, 06/15/30	8,853,700
8,000,000	Oscar Health, Inc.* 2.250%, 09/01/30	8,692,880
15,000,000	Post Holdings, Inc.~^ 2.500%, 08/15/27	16,509,750
7,000,000	Spectrum Brands, Inc. 3.375%, 06/01/29	6,531,420
		96,931,927
	Energy (0.1%)
15,000,000	Chesapeake Energy Corp. 0.000%, 09/15/26	60,000
5,000,000	Golar LNG Ltd.*^ 2.750%, 12/15/30	5,074,400
5,000,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29~	4,854,800
4,000,000	3.625%, 04/15/29*	3,884,160
6,000,000	World Kinect Corp. 3.250%, 07/01/28	6,663,420
		20,536,780
PRINCIPAL AMOUNT			VALUE
		Financials (2.5%)
37,500,000		BofA Finance LLC (Merck & Co., Inc.)§~ 0.600%, 05/25/27	$37,407,750
10,000,000		Boston Properties LP*^ 2.000%, 10/01/30	9,825,400
22,895,000		Cipher Mining, Inc.* 0.000%, 10/01/31	32,571,572
45,468,000		Coinbase Global, Inc. 0.250%, 04/01/30~^	58,139,022
36,205,000		0.000%, 10/01/32*	40,543,445
27,500,000		0.500%, 06/01/26~^	30,985,625
25,000,000		0.000%, 10/01/29*~^	27,216,000
11,000,000		Federal Realty OP LP*~ 3.250%, 01/15/29	11,055,110
34,916,000		Global Payments, Inc. 1.500%, 03/01/31	31,506,453
100,000,000	HKD	Happy Ever Holdings Ltd. 0.500%, 07/16/30	12,546,345
10,770,000		IREN Ltd.* 0.000%, 07/01/31	11,405,430
75,000,000	HKD	Link CB Ltd. 4.500%, 12/12/27	9,876,521
20,000,000		Ping An Insurance Group Co. of China Ltd. 0.875%, 07/22/29	28,607,600
7,500,000		Rexford Industrial Realty LP* 4.375%, 03/15/27~	7,531,650
7,500,000		4.125%, 03/15/29^	7,588,800
5,000,000		Starwood Property Trust, Inc.~ 6.750%, 07/15/27	5,188,100
10,000,000		Terawulf, Inc.* 0.000%, 05/01/32	10,367,900
15,060,000		Upstart Holdings, Inc.* 0.000%, 02/15/32	12,826,602
15,000,000		Ventas Realty LP~ 3.750%, 06/01/26	20,270,850
4,000,000		WisdomTree, Inc. 4.625%, 08/15/30*^	4,108,160
4,000,000		3.250%, 08/15/29	4,747,040
			414,315,375
		Health Care (1.7%)
10,000,000		Amphastar Pharmaceuticals, Inc. 2.000%, 03/15/29	9,029,300
5,000,000		Bridgebio Pharma, Inc.~ 2.250%, 02/01/29	5,286,650
27,500,000		CONMED Corp.~ 2.250%, 06/15/27	26,333,175
30,000,000		Dexcom, Inc.~ 0.375%, 05/15/28	27,270,000
5,000,000		Envista Holdings Corp. 1.750%, 08/15/28	4,751,750
10,000,000		Haemonetics Corp.^ 2.500%, 06/01/29	9,358,400

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
37,000,000	Halozyme Therapeutics, Inc.~ 1.000%, 08/15/28	$48,698,660
14,589,000	Hims & Hers Health, Inc.* 0.000%, 05/15/30	14,685,287
10,000,000	Innoviva, Inc.~ 2.125%, 03/15/28	9,864,200
13,276,000	Integer Holdings Corp.*~ 1.875%, 03/15/30	11,503,256
12,366,000	Ionis Pharmaceuticals, Inc.~ 1.750%, 06/15/28	18,824,885
5,000,000	iRhythm Technologies, Inc. 1.500%, 09/01/29	7,309,100
15,000,000	Jazz Investments I Ltd.~ 2.000%, 06/15/26	16,098,000
5,000,000	Lantheus Holdings, Inc.~ 2.625%, 12/15/27	5,548,100
5,000,000	Ligand Pharmaceuticals, Inc.*^ 0.750%, 10/01/30	5,865,500
10,000,000	Merit Medical Systems, Inc.*~ 3.000%, 02/01/29	12,104,400
6,500,000	Pacira BioSciences, Inc. 2.125%, 05/15/29	6,216,535
15,000,000	Sarepta Therapeutics, Inc.~ 1.250%, 09/15/27	13,410,750
12,500,000	SmileDirectClub, Inc.*@!! 0.000%, 02/01/26	2,250
8,550,000	Tandem Diabetes Care, Inc. 1.500%, 03/15/29	7,817,265
16,250,000	Teladoc Health, Inc.~^ 1.250%, 06/01/27	15,287,025
14,219,000	Tempus AI, Inc.* 0.750%, 07/15/30	19,353,908
		294,618,396
	Industrials (2.6%)
6,489,000	AeroVironment, Inc.^ 0.000%, 07/15/30	9,089,467
10,000,000	Avnet, Inc.*^ 1.750%, 09/01/30	9,877,900
25,000,000	Axon Enterprise, Inc.~ 0.500%, 12/15/27	80,108,000
35,000,000	Bloom Energy Corp. 0.000%, 11/15/30*††	35,574,350
11,000,000	3.000%, 06/01/28~	77,609,510
12,500,000	Fluor Corp.~^ 1.125%, 08/15/29	16,124,125
7,000,000	Granite Construction, Inc.~ 3.750%, 05/15/28	15,923,320
6,600,000	Greenbrier Cos., Inc.~ 2.875%, 04/15/28	6,863,010
20,000,000	JBT Marel Corp. 0.250%, 05/15/26~	19,983,000
14,795,000	0.375%, 09/15/30*^	13,812,316
PRINCIPAL AMOUNT			VALUE
7,500,000		Mirion Technologies, Inc.*^ 0.000%, 10/01/31	$9,345,375
1,000,000,000	JPY	Nikkon Holdings Co. Ltd. 0.000%, 12/12/31	11,172,669
20,000,000	EUR	Rheinmetall AG 2.250%, 02/07/30	127,302,822
4,000,000		Stem, Inc.*~ 0.500%, 12/01/28	1,432,640
10,000,000		Upwork, Inc.~ 0.250%, 08/15/26	9,728,300
			443,946,804
		Information Technology (15.2%)
5,000,000		Advanced Energy Industries, Inc.~ 2.500%, 09/15/28	7,990,950
48,500,000		Akamai Technologies, Inc.~^ 0.375%, 09/01/27	46,736,540
45,000,000		1.125%, 02/15/29	42,537,600
23,422,000		0.250%, 05/15/33*	23,703,298
30,000,000		Alarm.com Holdings, Inc. 0.000%, 01/15/26~	29,719,800
20,000,000		2.250%, 06/01/29	18,842,400
16,398,000		Bentley Systems, Inc.~ 0.125%, 01/15/26	16,273,211
58,355,000		Bill Holdings, Inc.*~ 0.000%, 04/01/30	51,780,142
39,921,000		BlackLine, Inc.^ 1.000%, 06/01/29	42,927,051
41,000,000		Block, Inc.~^ 0.000%, 05/01/26	40,024,200
20,000,000		0.250%, 11/01/27	18,404,000
12,000,000		Box, Inc. 0.000%, 01/15/26~	14,920,680
11,951,000		1.500%, 09/15/29	12,066,088
5,000,000		Camtek Ltd.* 0.000%, 09/15/30	6,302,650
50,000,000		Cloudflare, Inc.~ 0.000%, 08/15/26	70,086,500
25,000,000		0.000%, 06/15/30*	31,210,000
25,000,000		Commvault Systems, Inc.*~ 0.000%, 09/15/30	22,858,500
50,000,000		Confluent, Inc.~ 0.000%, 01/15/27	47,741,000
29,963,000		CSG Systems International, Inc.~ 3.875%, 09/15/28	35,927,734
30,000,000		CyberArk Software Ltd.*~ 0.000%, 06/15/30	35,059,500
15,000,000		Datadog, Inc.*~^ 0.000%, 12/01/29	15,924,150
29,882,000		Dayforce, Inc. 0.250%, 03/15/26	29,365,639
7,000,000		DigitalOcean Holdings, Inc.*^ 0.000%, 08/15/30	8,756,090

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
	Dropbox, Inc.~
27,750,000	0.000%, 03/01/28^	$28,332,750
23,000,000	0.000%, 03/01/26	22,695,940
20,000,000	Enphase Energy, Inc.~ 0.000%, 03/01/26	19,644,600
16,000,000	0.000%, 03/01/28	13,871,200
41,995,000	Five9, Inc. 1.000%, 03/15/29	37,499,015
15,000,000	Guidewire Software, Inc.*^ 1.250%, 11/01/29	17,761,050
10,000,000	InterDigital, Inc.~ 3.500%, 06/01/27	46,902,400
4,000,000	IREN Ltd.* 3.500%, 12/15/29	18,347,480
25,000,000	Itron, Inc.~ 1.375%, 07/15/30^	25,784,000
10,800,000	0.000%, 03/15/26	10,709,496
15,000,000	Jamf Holding Corp.~ 0.125%, 09/01/26	14,711,100
8,000,000	Lenovo Group Ltd. 2.500%, 08/26/29	11,389,760
30,000,000	Lumentum Holdings, Inc. 0.375%, 03/15/32*~^	39,722,700
12,000,000	0.500%, 12/15/26~	24,771,840
10,000,000	1.500%, 12/15/29^	29,616,300
20,000,000	MARA Holdings, Inc. 0.000%, 08/01/32*^	21,926,600
17,000,000	0.000%, 03/01/30*^	17,440,640
7,000,000	2.125%, 09/01/31	8,603,770
20,000,000	Microchip Technology, Inc. 0.750%, 06/01/30	19,548,800
4,000,000	Mirion Technologies, Inc.*^ 0.250%, 06/01/30	5,775,480
15,000,000	MKS, Inc.^ 1.250%, 06/01/30	17,987,550
27,548,000	Nebius Group NV* 2.750%, 09/15/32	35,322,046
16,605,000	1.000%, 09/15/30	21,196,283
10,000,000	Nova Ltd.*^ 0.000%, 09/15/30	12,806,200
10,000,000	Nutanix, Inc. 0.500%, 12/15/29*^	11,033,800
8,960,000	0.250%, 10/01/27~	11,993,856
50,000,000	ON Semiconductor Corp.~ 0.500%, 03/01/29^	46,451,500
25,000,000	0.000%, 05/01/27	29,007,250
17,466,000	PagerDuty, Inc. 1.500%, 10/15/28	16,920,362
8,000,000	Pitney Bowes, Inc.* 1.500%, 08/15/30	7,786,080
12,500,000	Progress Software Corp. 1.000%, 04/15/26~	12,453,125
10,000,000	3.500%, 03/01/30^	10,155,900
30,625,000	Q2 Holdings, Inc. 0.125%, 11/15/25	30,542,313
PRINCIPAL AMOUNT		VALUE
	Rapid7, Inc.
17,465,000	1.250%, 03/15/29	$15,738,410
9,500,000	0.250%, 03/15/27	8,982,820
41,100,000	RingCentral, Inc.~ 0.000%, 03/15/26	40,268,136
6,818,000	Riot Platforms, Inc.*^ 0.750%, 01/15/30	10,661,307
25,404,000	Rubrik, Inc.*^ 0.000%, 06/15/30	24,660,679
20,000,000	Seagate HDD Cayman~^ 3.500%, 06/01/28	62,628,800
5,000,000	Semtech Corp.* 0.000%, 10/15/30	5,119,600
21,493,000	Shift4 Payments, Inc. 0.500%, 08/01/27	21,170,820
7,500,000	0.000%, 12/15/25~	7,493,850
15,000,000	Shopify, Inc. 0.125%, 11/01/25	17,109,000
65,000,000	Snowflake, Inc. 0.000%, 10/01/27~	116,676,300
2,500,000	0.000%, 10/01/29	4,606,900
110,000,000	Spotify USA, Inc.~ 0.000%, 03/15/26	142,186,000
82,000,000	Strategy, Inc. 0.000%, 12/01/29*~^	71,631,100
48,000,000	0.625%, 03/15/30	92,020,800
35,000,000	2.250%, 06/15/32~^	54,552,750
30,000,000	0.875%, 03/15/31	41,739,600
55,000,000	Super Micro Computer, Inc. 3.500%, 03/01/29	58,696,000
40,000,000	0.000%, 06/15/30*	47,128,800
7,000,000	Synaptics, Inc.* 0.750%, 12/01/31	7,073,360
8,123,000	Terawulf, Inc.* 1.000%, 09/01/31	12,064,280
44,350,000	Unity Software, Inc. 0.000%, 11/15/26~	42,298,369
2,373,000	0.000%, 03/15/30*^	3,096,314
9,966,000	Verint Systems, Inc. 0.250%, 04/15/26	9,840,528
5,000,000	Vertex, Inc. 0.750%, 05/01/29	4,994,850
4,137,000	Viavi Solutions, Inc.* 0.625%, 03/01/31	5,839,541
10,000,000	Vishay Intertechnology, Inc. 2.250%, 09/15/30	9,342,300
55,000,000	Western Digital Corp.~ 3.000%, 11/15/28	220,946,000
17,862,000	Workiva, Inc. 1.250%, 08/15/28^	17,789,659
7,516,000	1.125%, 08/15/26	8,778,237
15,000,000	Xerox Holdings Corp. 3.750%, 03/15/30	5,523,750
15,000,000	Zscaler, Inc.* 0.000%, 07/15/28	15,489,150
		2,574,016,919

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
	Materials (0.5%)
15,000,000	Amyris, Inc.@ 0.000%, 11/15/26	$111,600
15,000,000	Centrus Energy Corp.*~ 0.000%, 08/15/32	26,500,200
10,000,000	Energy Fuels, Inc.*^ 0.750%, 11/01/31	12,911,400
10,000,000	MP Materials Corp.*~ 3.000%, 03/01/30	30,341,100
10,000,000	Stillwater Mining Co. 4.250%, 11/28/28	20,881,300
		90,745,600
	Real Estate (0.4%)
11,254,000	Digital Realty Trust LP*^ 1.875%, 11/15/29	11,896,266
20,000,000	Welltower OP LLC* 2.750%, 05/15/28~	38,118,000
9,082,000	3.125%, 07/15/29	13,497,032
		63,511,298
	Utilities (4.7%)
25,000,000	Alliant Energy Corp.~ 3.875%, 03/15/26	26,858,000
15,000,000	3.250%, 05/30/28*^	15,504,750
50,000,000	American Water Capital Corp.~ 3.625%, 06/15/26	49,856,500
25,000,000	CenterPoint Energy, Inc.~ 4.250%, 08/15/26^	27,523,000
25,000,000	3.000%, 08/01/28*	25,414,250
15,040,000	CMS Energy Corp.~ 3.375%, 05/01/28	16,581,449
65,000,000	Duke Energy Corp.~ 4.125%, 04/15/26	70,040,100
55,000,000	Evergy, Inc.~ 4.500%, 12/15/27	69,944,600
55,000,000	FirstEnergy Corp.*~ 3.875%, 01/15/31	59,868,600
40,000,000	NextEra Energy Capital Holdings, Inc.~ 3.000%, 03/01/27	50,174,800
12,752,000	PG&E Corp.~ 4.250%, 12/01/27	13,114,029
10,000,000	Pinnacle West Capital Corp. 4.750%, 06/15/27	10,714,400
36,922,000	PPL Capital Funding, Inc.~^ 2.875%, 03/15/28	41,913,116
65,932,000	Southern Co.~ 3.250%, 06/15/28*^	67,194,598
60,000,000	4.500%, 06/15/27	66,598,800
6,670,000	3.875%, 12/15/25^	7,515,089
8,000,000	Sunnova Energy International, Inc.@ 2.625%, 02/15/28	16,880
PRINCIPAL AMOUNT		VALUE
24,919,000	TXNM Energy, Inc. 5.750%, 06/01/54	$32,668,560
20,000,000	UGI Corp. 5.000%, 06/01/28	25,664,000
40,000,000	WEC Energy Group, Inc. 4.375%, 06/01/29~	48,649,200
35,000,000	4.375%, 06/01/27	41,246,450
35,000,000	3.375%, 06/01/28*^	36,121,050
		803,182,221
	TOTAL CONVERTIBLE BONDS (Cost $5,603,878,051)	6,706,636,380
CORPORATE BONDS (0.3%)
	Consumer Discretionary (0.1%)
5,000,000	American Honda Finance Corp.~ 4.750%, 01/12/26	5,005,950
5,000,000	AutoZone, Inc.~ 5.050%, 07/15/26	5,032,150
5,000,000	General Motors Financial Co., Inc.~ 1.250%, 01/08/26	4,971,600
		15,009,700
	Energy (0.0%)
5,000,000	Enterprise Products Operating LLC~ 5.050%, 01/10/26	5,008,050
3,000,000	Williams Cos., Inc.~ 5.400%, 03/02/26	3,012,060
		8,020,110
	Financials (0.1%)
5,000,000	PayPal Holdings, Inc.~ 2.650%, 10/01/26	4,946,700
5,000,000	State Street Corp.‡ 5.751%, 11/04/26 1 day USD SOFR + 1.35%	5,000,000
		9,946,700
	Health Care (0.0%)
5,000,000	CVS Health Corp.~ 5.000%, 02/20/26	5,007,750
	Information Technology (0.1%)
3,500,000	Broadridge Financial Solutions, Inc.~ 3.400%, 06/27/26	3,479,490
5,900,393	LivePerson, Inc.* 10.000%, 12/15/29	2,773,185
3,000,000	Mercedes-Benz Finance North America LLC*~ 5.375%, 11/26/25	3,001,890
5,000,000	Take-Two Interactive Software, Inc.~ 5.000%, 03/28/26	5,014,800

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
4,088,481	Wolfspeed, Inc. 7.000%, 06/15/31	$3,472,347
		17,741,712
	TOTAL CORPORATE BONDS (Cost $67,856,724)	55,725,972
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (3.7%)
	Financials (1.0%)
849,428	Apollo Global Management, Inc.~ 6.750%, 07/31/26	55,501,626
975,000	ARES Management Corp.~ 6.750%, 10/01/27	46,107,750
1,300,000	KKR & Co., Inc. 6.250%, 03/01/28	63,726,000
		165,335,376
	Health Care (0.4%)
300,000	BrightSpring Health Services, Inc.~ 6.750%, 02/01/27	33,114,000
100,000	Bruker Corp.# 6.375%, 09/01/28	31,625,000
		64,739,000
	Industrials (0.7%)
1,000,000	Boeing Co.~ 6.000%, 10/15/27	64,720,000
396,461	Chart Industries, Inc.~ 6.750%, 12/15/25	28,117,014
500,000	QXO, Inc. 5.500%, 05/15/28	25,525,000
		118,362,014
	Information Technology (1.1%)
1,050,000	Hewlett Packard Enterprise Co.~ 7.625%, 09/01/27	70,959,000
1,000,000	Microchip Technology, Inc.^ 7.500%, 03/15/28	57,900,000
450,000	Shift4 Payments, Inc. 6.000%, 05/01/28	38,457,000
200,000	Strategy, Inc.‡ ‡‡ 8.000%	17,200,000
		184,516,000
	Materials (0.1%)
600,000	Albemarle Corp.~^ 7.250%, 03/01/27	26,538,000
	Utilities (0.4%)
500,000	NextEra Energy, Inc. 7.299%, 06/01/27~	26,265,000
500,000	7.234%, 11/01/27^	24,455,000
NUMBER OF SHARES		VALUE
571,201	PG&E Corp. 6.000%, 12/01/27	$23,476,361
		74,196,361
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $573,516,697)	633,686,751
COMMON STOCKS (62.4%)
	Communication Services (6.7%)
911,977	Alphabet, Inc. - Class A~	256,438,813
947,107	Alphabet, Inc. - Class C~	266,913,695
991,521	AT&T, Inc.	24,540,145
812,875	Comcast Corp. - Class A~	22,626,376
168,795	Electronic Arts, Inc.	33,769,128
146,933	Fox Corp. - Class A	9,499,218
183,068	Match Group, Inc.	5,920,419
380,942	Meta Platforms, Inc. - Class A~	246,983,746
81,792	Netflix, Inc.~#	91,513,797
130,935	T-Mobile U.S., Inc.	27,502,897
1,665,326	TEGNA, Inc.	32,756,962
465,965	Uber Technologies, Inc.#	44,965,622
756,646	Verizon Communications, Inc.~	30,069,112
367,001	Walt Disney Co.~	41,331,652
		1,134,831,582
	Consumer Discretionary (6.5%)
1,664,535	Amazon.com, Inc.~#	406,512,738
825,000	Andretti Acquisition Corp. II - Class A#	8,720,250
140,039	Aptiv PLC#	11,357,163
6,813	Booking Holdings, Inc.~	34,594,643
587,155	Carnival Corp.^#	16,927,679
432,629	Chipotle Mexican Grill, Inc.#	13,710,013
51,943	Darden Restaurants, Inc.~	9,357,531
56,392	DoorDash, Inc. - Class A#	14,344,433
157,797	DR Horton, Inc.~	23,524,377
147,973	eBay, Inc.	12,031,685
755,463	Ford Motor Co.~	9,919,229
283,630	General Motors Co.	19,595,997
196,443	Home Depot, Inc.~	74,567,798
168,795	Las Vegas Sands Corp.	10,017,983
158,922	Lowe's Cos., Inc.~	37,844,096
36,096	Lululemon Athletica, Inc.#	6,155,812
125,495	McDonald's Corp.~	37,451,473
23,333	MKDWELL Tech, Inc.#	4,783
26,250	Next.e.GO NV#	3
266,254	NIKE, Inc. - Class B~	17,197,346
403,669	Norwegian Cruise Line Holdings Ltd.#	9,050,259

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
237,940	O'Reilly Automotive, Inc.#	$22,471,053
89,695	Ross Stores, Inc.~	14,254,329
43,049	Royal Caribbean Cruises Ltd.^	12,347,745
217,842	Starbucks Corp.~	17,616,882
484,871	Tesla, Inc.~#	221,372,704
246,503	TJX Cos., Inc.~	34,544,930
925,000	Vine Hill Capital Investment Corp. - Class A#	10,239,750
		1,105,732,684
	Consumer Staples (3.1%)
148,528	Archer-Daniels-Midland Co.~	8,990,400
3,400,000	Beyond Meat, Inc.^#	5,627,000
65,364	Boston Beer Co., Inc. - Class A#	13,529,694
95,453	Church & Dwight Co., Inc.	8,370,274
633,332	Coca-Cola Co.	43,636,575
147,175	Colgate-Palmolive Co.~	11,339,834
73,772	Constellation Brands, Inc. - Class A	9,692,165
58,450	Costco Wholesale Corp.~	53,274,252
45,055	Dollar General Corp.~	4,445,126
81,387	Dollar Tree, Inc.#	8,067,079
55,999	Estee Lauder Cos., Inc. - Class A	5,414,543
160,978	General Mills, Inc.	7,503,185
408,561	Kellanova	33,935,077
88,431	Kimberly-Clark Corp.	10,586,075
211,969	Kroger Co.	13,487,587
417,468	Mondelez International, Inc. - Class A	23,987,711
183,779	Monster Beverage Corp.#	12,281,951
194,743	PepsiCo, Inc.~	28,450,005
348,855	Philip Morris International, Inc.~	50,350,242
342,622	Procter & Gamble Co.~	51,520,070
159,256	Sysco Corp.	11,829,536
98,548	Target Corp.~	9,137,371
972,170	Walmart, Inc.~	98,364,161
		523,819,913
	Energy (1.9%)
534,562	Chevron Corp.~	84,311,119
243,172	ConocoPhillips~	21,608,264
72,781	EOG Resources, Inc.~	7,703,141
770,985	Exxon Mobil Corp.~	88,169,844
503,704	Kinder Morgan, Inc.	13,192,008
152,241	Marathon Petroleum Corp.	29,673,293
86,428	Noble Corp. PLC	2,536,662
156,330	Occidental Petroleum Corp.^	6,440,796
100,973	ONEOK, Inc.	6,765,191
NUMBER OF SHARES		VALUE
70,870	Phillips 66~	$9,648,242
662,855	SLB Ltd.	23,902,551
66,700	Solaris Energy Infrastructure, Inc.^	3,550,441
68,564	Valero Energy Corp.~	11,625,712
254,151	Williams Cos., Inc.	14,707,718
		323,834,982
	Financials (7.5%)
125,198	Aflac, Inc.~	13,419,974
97,675	Allstate Corp.~	18,706,716
111,789	American Express Co.~	40,325,646
48,942	Ameriprise Financial, Inc.	22,159,469
87,313	Arthur J Gallagher & Co.	21,783,720
73,411	Assurant, Inc.~	15,542,577
1,612,122	Bank of America Corp.~	86,167,921
182,275	Bank of New York Mellon Corp.	19,672,941
263,501	Berkshire Hathaway, Inc. - Class B~#	125,832,268
18,911	Blackrock, Inc.	20,477,020
96,031	Blackstone, Inc.	14,081,986
112,748	Capital One Financial Corp.	24,803,432
86,790	Cboe Global Markets, Inc.	21,319,096
342,553	Charles Schwab Corp.~	32,378,110
112,534	Chubb Ltd.~	31,165,166
276,231	Citigroup, Inc.~	27,962,864
39,332	CME Group, Inc.	10,442,253
35,545	Coinbase Global, Inc. - Class A#	12,219,660
116,039	Fiserv, Inc.#	7,738,641
65,773	Global Payments, Inc.	5,114,508
106,023	Goldman Sachs Group, Inc.~	83,691,375
414,536	Huntington Bancshares, Inc.	6,400,436
43,848	Jack Henry & Associates, Inc.	6,530,721
479,573	JPMorgan Chase & Co.~	149,204,752
48,652	M&T Bank Corp.	8,945,643
134,973	Marsh & McLennan Cos., Inc.	24,045,440
166,065	Mastercard, Inc. - Class A~	91,666,219
147,061	MetLife, Inc.~	11,738,409
248,270	Morgan Stanley~	40,716,280
77,928	Northern Trust Corp.	10,026,996
132,848	PayPal Holdings, Inc.#	9,202,381
58,564	Prudential Financial, Inc.~	6,090,656
50,835	S&P Global, Inc.	24,767,320
73,600	State Street Corp.~	8,512,576
65,278	Travelers Cos., Inc.~	17,534,976
148,835	U.S. Bancorp	6,947,618
356,551	Visa, Inc. - Class A~	121,491,188
925,653	Wells Fargo & Co.~	80,504,041
		1,279,330,995

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
	Health Care (5.7%)
253,252	Abbott Laboratories	$31,307,012
317,677	AbbVie, Inc.~	69,266,293
167,671	Agilent Technologies, Inc.	24,540,328
125,125	Akero Therapeutics, Inc.#	6,781,775
71,211	Amgen, Inc.~	21,251,499
187,413	Baxter International, Inc.	3,461,518
60,865	Becton Dickinson & Co.	10,877,184
36,418	Biogen, Inc.~#	5,618,205
570,764	Boston Scientific Corp.#	57,487,350
115,314	Centene Corp.#	4,078,656
49,071	Cigna Group	11,993,443
216,764	CVS Health Corp.~	16,940,107
147,103	Danaher Corp.~	31,683,044
99,452	Dexcom, Inc.#	5,790,095
166,443	Edwards Lifesciences Corp.~#	13,723,225
150,018	Eli Lilly & Co.~	129,444,532
62,861	GE HealthCare Technologies, Inc.	4,711,432
230,237	Gilead Sciences, Inc.	27,580,090
49,586	HCA Healthcare, Inc.	22,793,693
30,076	Humana, Inc.	8,366,842
82,909	Intuitive Surgical, Inc.#	44,296,621
50,501	IQVIA Holdings, Inc.#	10,931,447
398,882	Johnson & Johnson~	75,336,843
44,606	Labcorp Holdings, Inc.	11,328,140
31,249	McKesson Corp.	25,353,564
265,062	Medtronic PLC	24,041,123
501,628	Merck & Co., Inc.~	43,129,975
1,845,761	Pfizer, Inc.~	45,498,009
12,089	Regeneron Pharmaceuticals, Inc.~	7,879,610
18,342	Solventum Corp.#	1,266,332
43,113	Stryker Corp.~	15,358,575
86,390	Thermo Fisher Scientific, Inc.~	49,016,822
184,669	UnitedHealth Group, Inc.~	63,075,544
45,039	Vertex Pharmaceuticals, Inc.#	19,167,247
46,618	Zimmer Biomet Holdings, Inc.~	4,687,906
119,315	Zoetis, Inc.	17,192,098
		965,256,179
	Industrials (5.2%)
73,373	3M Co.	12,216,604
51,510	Allegion PLC	8,538,813
98,229	Automatic Data Processing, Inc.	25,569,009
131,139	Boeing Co.~#	26,361,562
282,620	Carrier Global Corp.	16,813,064
97,900	Caterpillar, Inc.~	56,513,754
NUMBER OF SHARES		VALUE
96,775	Chart Industries, Inc.#	$19,318,225
740,770	CSX Corp.~	26,682,535
50,895	Deere & Co.	23,494,659
74,943	Eaton Corp. PLC	28,595,251
198,637	Emerson Electric Co.~	27,723,766
47,146	GE Vernova, Inc.	27,587,010
54,176	Generac Holdings, Inc.#	9,102,652
43,657	General Dynamics Corp.	15,057,299
188,583	General Electric Co.~	58,262,718
165,269	Honeywell International, Inc.	33,273,608
8,488	Hubbell, Inc.	3,989,360
62,285	Illinois Tool Works, Inc.~	15,192,557
171,016	Johnson Controls International PLC	19,562,520
65,755	L3Harris Technologies, Inc.	19,009,770
35,693	Lockheed Martin Corp.	17,556,673
147,094	Masco Corp.	9,525,807
213,680	Norfolk Southern Corp.	60,552,638
35,477	Northrop Grumman Corp.	20,699,056
65,735	Otis Worldwide Corp.	6,097,579
155,130	PACCAR, Inc.	15,264,792
92,191	Paychex, Inc.	10,789,113
36,790	Paycom Software, Inc.	6,883,041
167,153	Pentair PLC	17,776,722
60,719	Quanta Services, Inc.	27,270,724
352,849	RTX Corp.~	62,983,457
326,006	Southwest Airlines Co.~^	9,877,982
725,086	TaskUS, Inc. - Class A#	9,672,647
143,185	Union Pacific Corp.~	31,553,678
179,316	United Airlines Holdings, Inc.#	16,862,877
118,575	United Parcel Service, Inc. - Class B	11,433,002
22,528	United Rentals, Inc.	19,625,943
49,032	Veralto Corp.	4,838,478
57,985	Verisk Analytics, Inc.	12,684,799
110,790	Waste Management, Inc.	22,132,518
81,575	Xylem, Inc.	12,305,589
		879,251,851
	Information Technology (22.0%)
97,727	Accenture PLC - Class A~	24,441,523
76,456	Adobe, Inc.#	26,018,741
348,882	Advanced Micro Devices, Inc.~#	89,355,658
302,032	Amphenol Corp. - Class A~	42,085,139
123,774	Analog Devices, Inc.	28,979,207
2,605,203	Apple, Inc.~	704,368,735
158,258	Applied Materials, Inc.~	36,889,940
169,599	Arista Networks, Inc.#	26,744,066
44,349	Autodesk, Inc.#	13,364,128
See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
133,042	Blackbaud, Inc.#	$8,520,010
822,294	Broadcom, Inc.~	303,944,531
883,901	Cisco Systems, Inc.~	64,622,002
127,737	Cognizant Technology Solutions Corp. - Class A~	9,309,473
56,874	Crowdstrike Holdings, Inc. - Class A#	30,883,151
60,000	CyberArk Software Ltd.#	31,246,800
74,138	Datadog, Inc. - Class A#	12,070,408
75,000	Fusemachines, Inc.#	202,500
43,136	Gartner, Inc.#	10,712,394
248,575	HP, Inc.	6,878,070
253,567	Informatica, Inc. - Class A#	6,306,211
722,694	Intel Corp.~#	28,900,533
118,081	International Business Machines Corp.	36,299,280
64,500	Intuit, Inc.~	43,056,975
56,308	Keysight Technologies, Inc.#	10,302,112
183,943	Lam Research Corp.	28,963,665
269,176	LivePerson, Inc.^#	1,698,501
298,360	Micron Technology, Inc.~	66,764,017
1,310,178	Microsoft Corp.~	678,423,270
70,920	NetApp, Inc.	8,352,958
4,357,803	NVIDIA Corp.~	882,411,529
69,967	NXP Semiconductors NV	14,631,499
109,404	ON Semiconductor Corp.#	5,478,952
324,628	Oracle Corp.~	85,250,559
394,639	Palantir Technologies, Inc. - Class A~#	79,113,280
158,397	Palo Alto Networks, Inc.#	34,885,355
63,944	PTC, Inc.#	12,695,442
212,651	QUALCOMM, Inc.~	38,468,566
201,968	Salesforce, Inc.~	52,594,487
44,925	ServiceNow, Inc.~#	41,298,654
99,723	Skyworks Solutions, Inc.	7,750,472
78,039	Super Micro Computer, Inc.^#	4,054,906
48,688	Synopsys, Inc.#	22,095,588
64,013	TE Connectivity PLC	15,811,851
100,539	Teradyne, Inc.	18,273,969
115,031	Texas Instruments, Inc.~	18,572,905
28,992	Tyler Technologies, Inc.#	13,807,730
338,411	Wolfspeed, Inc.#	8,906,977
37,364	Workday, Inc. - Class A#	8,964,371
		3,744,771,090
	Materials (0.9%)
58,568	Air Products & Chemicals, Inc.~	14,208,011
47,749	Avery Dennison Corp.	8,350,823
166,446	Corteva, Inc.	10,226,442
NUMBER OF SHARES		VALUE
149,884	DuPont de Nemours, Inc.	$12,238,029
456,087	Freeport-McMoRan, Inc.	19,018,828
785,703	James Hardie Industries PLC#	16,444,764
127,948	Linde PLC~	53,520,648
71,918	PPG Industries, Inc.	7,029,985
43,077	Sherwin-Williams Co.	14,858,980
41,317	Solstice Advanced Materials, Inc.#	1,862,157
		157,758,667
	Other (0.1%)
197,406	D Boral ARC Acquisition I Corp.#	2,017,489
500,000	Jackson Acquisition Co. II#	5,345,000
600,000	Live Oak Acquisition Corp. V#	6,360,000
300,000	NewHold Investment Corp. III#	3,141,000
600,000	Stellar V Capital Corp.#	6,390,000
		23,253,489
	Real Estate (1.1%)
49,881	Alexandria Real Estate Equities, Inc.	2,904,072
68,826	American Tower Corp.~	12,318,478
2,000,000	Anywhere Real Estate, Inc.#	20,100,000
96,159	Camden Property Trust	9,565,897
132,447	Crown Castle, Inc.	11,949,368
74,815	Digital Realty Trust, Inc.	12,749,224
13,186	Equinix, Inc.	11,155,488
504,115	Healthpeak Properties, Inc.	9,048,864
59,465	Mid-America Apartment Communities, Inc.	7,625,197
196,709	Prologis, Inc.~	24,409,620
32,747	Public Storage~	9,122,004
283,817	Realty Income Corp.^	16,455,710
92,597	Regency Centers Corp.	6,384,563
144,060	UDR, Inc.	4,853,382
116,506	Welltower, Inc.	21,092,246
		179,734,113
	Special Purpose Acquisition Companies (0.6%)
9,673	AI Transportation Acquisition Corp.#	106,403
50,000	Alchemy Investments Acquisition Corp. 1#	583,000
100,000	Axiom Intelligence Acquisition Corp. 1#	1,035,000
24,591	Black Hawk Acquisition Corp. - Class A#	279,108
123,189	Blue Acquisition Corp.#	1,277,470
73,866	ChampionsGate Acquisition Corp.#	766,729

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
100,000	Chenghe Acquisition III Co.#	$999,000
196,912	EQV Ventures Acquisition Corp. II#	1,990,780
1,250,000	Everest Consolidator Acquisition Corp.#‡‡‡^^	14,462,500
24,640	FIGX Capital Acquisition Corp.#	249,850
231,000	Four Leaf Acquisition Corp. - Class A#^^	2,714,250
496,419	FutureTech II Acquisition Corp. - Class A#^^	5,966,956
100,000	Galata Acquisition Corp. II#	1,007,500
49,377	Globa Terra Acquisition Corp.#	514,015
700,000	Gores Holdings X, Inc.#	7,360,500
175,000	Harvard Ave Acquisition Corp.#	1,749,125
100,000	Haymaker Acquisition Corp. 4#	1,132,000
98,585	Highview Merger Corp.#	1,002,609
250,000	Indigo Acquisition Corp.#	2,550,000
30,000	Israel Acquisitions Corp. - Class A#	370,500
100,000	Keen Vision Acquisition Corp.#	1,170,000
125,000	LaFayette Acquisition Corp.#	1,253,750
123,208	Lightwave Acquisition Corp.#	1,256,722
24,606	M3-Brigade Acquisition VI Corp.#	253,442
980,100	Mak Acquisition Corp.#^^	9,810,801
74,250	Mak Acquisition Corp. - Class B#	663
850,000	Mercer Park Opportunities Corp.#	8,925,000
125,000	Miluna Acquisition Corp.#	1,249,375
100,000	Nabors Energy Transition Corp. II - Class A#	1,133,000
55,000	Oak Woods Acquisition Corp. - Class A#	662,750
24,642	Oxley Bridge Acquisition Ltd.#	252,580
123,093	Oyster Enterprises II Acquisition Corp.#	1,260,472
9,856	Pioneer Acquisition I Corp.#	101,714
14,770	Quetta Acquisition Corp.#	166,606
147,613	Range Capital Acquisition Corp. II#	1,505,653
750,000	Siddhi Acquisition Corp.#	7,807,500
500,000	Silverbox Corp. IV - Class A#	5,290,000
197,506	Solarius Capital Acquisition Corp.#	2,035,299
10,000	Trailblazer Acquisition Corp.#	103,700
375,000	Translational Development Acquisition Corp.#	4,083,750
467,706	Vendome Acquisition Corp. I#	4,733,185
49,244	Wintergreen Acquisition Corp.#	522,725
		99,695,982
NUMBER OF SHARES		VALUE
	Utilities (1.1%)
354,435	AES Corp.~^	$4,916,013
138,608	American Electric Power Co., Inc.	16,668,998
107,748	Consolidated Edison, Inc.	10,495,733
290,058	Dominion Energy, Inc.~	17,023,504
175,990	Duke Energy Corp.~	21,875,557
84,591	Edison International	4,684,650
157,576	Entergy Corp.	15,141,478
334,712	Exelon Corp.	15,436,917
178,354	FirstEnergy Corp.~	8,173,964
290,845	NextEra Energy, Inc.	23,674,783
218,294	NiSource, Inc.	9,192,360
137,035	Public Service Enterprise Group, Inc.~	11,039,540
195,884	Southern Co.^	18,420,931
156,787	Xcel Energy, Inc.	12,726,401
		189,470,829
	TOTAL COMMON STOCKS (Cost $5,468,219,288)	10,606,742,356
EXCHANGE-TRADED FUND (1.0%)
	Other (1.0%)
264,816	SPDR® S&P 500® ETF Trust^ (Cost $151,380,300)	180,620,401
INVESTMENT IN AFFILIATED FUND (2.0%)
	Other (2.0%)
35,117,150	Calamos Short-Term Bond Fund (Cost $350,000,000)	337,826,981
WARRANTS (0.1%)#
	Communication Services (0.0%)
200,000	PSQ Holdings, Inc. 07/19/28, Strike $11.50	41,500
	Consumer Discretionary (0.0%)
22,968	Allurion Technologies, Inc. 08/01/30, Strike $8.10	910
412,500	Andretti Acquisition Corp. II 10/24/29, Strike $11.50	119,625
83,333	Carbon Revolution PLC 11/03/28, Strike $11.50	1,975
750,000	Classover Holdings, Inc. 04/07/30, Strike $11.50	44,850
25,000	ECARX Holdings, Inc. 12/21/27, Strike $11.50	1,815
75,000	flyExclusive, Inc. 05/28/28, Strike $11.50	15,000
94,926	GameStop Corp. 10/30/26, Strike $32.00	284,778

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
20,000	Grove Collaborative Holdings 06/16/27, Strike $11.50	$273
35,000	Lanvin Group Holdings Ltd. 12/14/27, Strike $11.50	647
33,333	Lotus Technology, Inc. 02/23/29, Strike $11.50	2,500
140,000	MKDWELL Tech, Inc. 07/31/29, Strike $11.50	2,149
200,000	Nogin, Inc. 08/26/27, Strike $11.50	20
183,737	Scage Future 06/27/30, Strike $11.50	10,703
25,000	United Homes Group, Inc. 03/30/28, Strike $11.50	2,217
462,500	Vine Hill Capital Investment Corp. 10/25/29, Strike $11.50	901,875
		1,389,337
	Consumer Staples (0.0%)
83,333	African Agriculture Holdings, Inc. 12/31/27, Strike $11.50	8
500,000	Psyence Biomedical Ltd. 01/25/29, Strike $11.50	14,500
		14,508
	Energy (0.0%)
250,000	AleAnna, Inc. 12/13/29, Strike $11.50	42,525
25,000	Crown Lng Holdings Ltd. 10/18/28, Strike $11.50	3
250,000	New Era Energy & Digital, Inc. 12/06/29, Strike $11.50	485,000
200,000	Vast Renewables Ltd. 07/01/28, Strike $11.50	2,000
87,500	Zeo Energy Corp. 03/14/29, Strike $11.50	3,937
		533,465
	Financials (0.0%)
187,500	Beneficient 03/14/28, Strike $11.50	3,375
100,000	Content Checked Holdings, Inc. 12/11/29, Strike $11.50	59,990
250,000	DigiAsia Corp. 04/02/29, Strike $11.50	25
412,500	Innventure, Inc. 10/02/29, Strike $11.50	325,875
		389,265
	Health Care (0.0%)
625,000	Abpro Holdings, Inc. 11/12/29, Strike $11.50	8,875
NUMBER OF SHARES		VALUE
156,250	American Oncology Network, Inc. 09/20/28, Strike $11.50	$139,141
500,000	Baird Medical Investment Holdings Ltd. 10/02/29, Strike $11.50	38,500
150,000	Engene Holdings, Inc. 08/28/28, Strike $11.50	279,000
100,000	Envoy Medical, Inc. 09/29/28, Strike $11.50	4,060
750,000	Holdco Nuvo Group DG Ltd. 05/01/29, Strike $11.50	375
146,040	LakeShore Biopharma Co. Ltd. 03/15/28, Strike $11.50	248
62,500	Ocean Biomedical, Inc. 07/19/26, Strike $11.50	56
200,000	OmniAb, Inc. 11/01/27, Strike $11.50	29,010
200,000	Prenetics Global Ltd. 05/17/27, Strike $8.91	4,300
425,000	QT Imaging Holdings, Inc. 12/31/28, Strike $11.50	46,750
350,000	Semnur Pharmaceuticals, Inc. 09/22/30, Strike $11.50	43,943
81,526	Spectral AI, Inc. 12/31/27, Strike $11.50	57,068
1,000,000	Tevogen Bio Holdings, Inc. 11/04/26, Strike $11.50	49,800
		701,126
	Industrials (0.0%)
289,507	Aeries Technology, Inc. 10/20/26, Strike $11.50	11,001
285,000	AERWINS Technologies, Inc. 06/16/26, Strike $11.50	28
50,000	AirJoule Technologies Corp. 03/15/29, Strike $11.50	60,000
1,000,000	Bitcoin Depot, Inc. 06/30/28, Strike $11.50	280,000
25,000	Bridger Aerospace Group Holdings, Inc. 01/25/28, Strike $11.50	2,250
200,000	Electriq Power Holdings, Inc. 07/31/28, Strike $11.50	600
10,000	Falcon's Beyond Global, Inc. 09/01/27, Strike $11.50	12,100
250,000	Heramba Electric PLC 10/10/28, Strike $11.50	1,500
300,000	LanzaTech Global, Inc. 12/31/28, Strike $11.50	4,590
75,000	MultiSensor AI Holdings, Inc. 12/19/28, Strike $11.50	10,410
625,000	Murano Global Investments PLC 03/30/29, Strike $11.50	54,719

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
166,666	Rain Enhancement Technologies Holdco, Inc. 01/02/30, Strike $11.50	$30,092
350,000	Semilux International Ltd. 02/06/29, Strike $1.00	35
250,000	Solidion Technology, Inc. 03/15/27, Strike $1.00	22,500
750,000	Southland Holdings, Inc. 09/01/26, Strike $11.50	210,000
42,500	SunPower, Inc. 07/31/28, Strike $11.50	12,741
750,000	Volato Group, Inc. 12/03/28, Strike $11.50	25,500
250,000	ZOOZ Strategy Ltd. 04/04/29, Strike $11.50	38,725
		776,791
	Information Technology (0.0%)
250,000	Airship AI Holdings, Inc. 12/26/28, Strike $11.50	445,000
350,000	Alpha Modus Holdings, Inc. 12/16/29, Strike $11.50	30,100
1,000,000	Blaize Holdings, Inc. 01/08/30, Strike $11.50	875,700
166,666	Brand Engagement Network, Inc. 03/14/29, Strike $11.50	11,200
1,000,000	CID Holdco, Inc. 11/17/26, Strike $11.50	159,000
375,000	Fusemachines, Inc. 10/22/30, Strike $11.50	78,787
450,000	Helport AI Ltd. 08/05/29, Strike $11.50	67,523
50,000	iLearningEngines Holdings, Inc. 04/16/29, Strike $11.50	5
6,250	Liminatus Pharma LLC 04/30/30, Strike $11.50	861
125,000	Nvni Group Ltd. 11/01/28, Strike $11.50	8,563
625,000	Roadzen, Inc. 11/30/28, Strike $11.50	112,500
350,000	Rubicon Technologies, Inc. 04/01/27, Strike $11.50	35
459,150	SCHMID Group NV 08/25/28, Strike $11.50	206,617
100,000	SMX Security Matters PLC 03/07/28, Strike $11.50	3,170
192,245	Spectaire Holdings, Inc. 10/17/28, Strike $11.50	827
250,000	SpringBig Holdings, Inc. 06/14/27, Strike $11.50	375
250,000	Syntec Optics Holdings, Inc. 11/08/28, Strike $11.50	62,525
20,000	Veea, Inc. 09/17/29, Strike $11.50	1,300
NUMBER OF SHARES		VALUE
500,000	Zapata Computing Holdings, Inc. 03/23/28, Strike $11.50	$1,100
		2,065,188
	Materials (0.0%)
1,179,322	Blue Gold Ltd. 06/25/30, Strike $11.50	707,593
126,666	Bolt Projects Holdings, Inc. 08/12/29, Strike $11.50	4,256
500,000	Lifezone Metals Ltd. 07/05/28, Strike $11.50	250,000
		961,849
	Other (0.0%)
525,800	Devvstream Corp. 10/28/26, Strike $1.00	53
250,000	FST Corp. 10/15/29, Strike $11.50	25
625,000	TNL Mediagene 12/05/29, Strike $11.50	9,875
200,000	Zoomcar Holdings, Inc. 07/01/28, Strike $11.50	2,330
		12,283
	Special Purpose Acquisition Companies (0.1%)
500,000	Aetherium Acquisition Corp. 01/03/29, Strike $11.50	50
25,000	Alchemy Investments Acquisition Corp. 1 06/26/28, Strike $11.50	6,000
750,000	AltEnergy Acquisition Corp. 11/02/28, Strike $11.50	825
500,000	APX Acquisition Corp. 08/19/28, Strike $11.50	500
250,000	Athena Technology Acquisition Corp. II 10/17/28, Strike $11.50	17,500
500,000	Aura FAT Projects Acquisition Corp. 06/02/27, Strike $11.50	14,400
33,333	BlueRiver Acquisition Corp. 01/04/26, Strike $11.50	3
250,000	byNordic Acquisition Corp. 02/09/27, Strike $11.50	25,450
375,000	Cactus Acquisition Corp. 1 Ltd. 10/29/26, Strike $11.50	11,250
400,000	Canna-Global Acquisition Corp. 02/09/28, Strike $11.50	40
500,000	Cartesian Growth Corp. II 07/12/28, Strike $11.50	157,500
134,701	Cartica Acquisition Corp. 04/30/28, Strike $11.50	76,780
12,500	CERo Therapeutics Holdings, Inc. 02/14/29, Strike $11.50	73

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
750,000	Chain Bridge I 12/31/28, Strike $11.50	$1,125
300,286	Clean Energy Special Situations Corp. 01/12/27, Strike $11.50	30
166,666	Compass Digital Acquisition Corp. 10/15/28, Strike $11.50	17
92,316	Concord Acquisition Corp. II 12/31/28, Strike $11.50	5,077
6,666	Constellation Acquisition Corp. I 12/31/27, Strike $11.50	1,367
41,666	Corner Growth Acquisition Corp. 2 06/17/26, Strike $11.50	1,317
133,333	Crown PropTech Acquisitions 12/31/27, Strike $11.50	13
750,000	DP Cap Acquisition Corp. I 11/09/26, Strike $11.50	18,750
125,000	Energem Corp. 03/10/23, Strike $11.50	13
625,000	Everest Consolidator Acquisition Corp. 07/19/28, Strike $11.50	12,562
8,600	Fold Holdings, Inc. 02/14/30, Strike $11.50	3,440
60,000	Four Leaf Acquisition Corp. 05/12/28, Strike $11.50	4,614
500,000	FutureTech II Acquisition Corp. 02/16/27, Strike $11.50	15,050
225,000	GCT Semiconductor Holding, Inc. 12/31/28, Strike $11.50	21,937
500,000	Genesis Growth Tech Acquisition Corp. 05/19/28, Strike $11.50	90,000
925,000	GigCapital7 Corp. 09/11/29, Strike $11.50	878,750
50,000	Haymaker Acquisition Corp. 4 09/12/28, Strike $11.50	50,000
500,000	Healthcare AI Acquisition Corp. 12/14/26, Strike $11.50	5,600
438,223	InFinT Acquisition Corp. 05/19/27, Strike $11.50	3,550
125,000	Integral Acquisition Corp. 1 12/14/28, Strike $11.50	3,125
154,135	Integrated Wellness Acquisition Corp. 10/31/28, Strike $11.50	10,119
750,000	Investcorp Europe Acquisition Corp. I 11/23/28, Strike $11.50	15,900
30,000	Israel Acquisitions Corp. 02/28/28, Strike $11.50	6,090
250,000	IX Acquisition Corp. 11/24/26, Strike $11.50	25,025
NUMBER OF SHARES		VALUE
43,750	Jaws Mustang Acquisition Corp. 01/30/26, Strike $11.50	$3,500
100,000	Keen Vision Acquisition Corp. 09/15/28, Strike $11.50	5,990
228,160	Marblegate Capital Corp. 04/07/30, Strike $11.50	31,942
850,000	Mercer Park Opportunities Corp. 08/29/29, Strike $11.50	161,500
675,350	Mountain & Co. I Acquisition Corp. 08/24/23, Strike $11.50	675
50,000	Nabors Energy Transition Corp. II 09/05/28, Strike $11.50	1,645
55,000	Oak Woods Acquisition Corp. 05/17/28, Strike $11.50	2,233
625,000	Papaya Growth Opportunity Corp. I 12/31/28, Strike $11.50	31,312
500,000	Pearl Holdings Acquisition Corp. 12/15/26, Strike $11.50	10,050
500,000	Pinstripes Holdings, Inc. 09/30/28, Strike $11.50	1,500
250,000	Plum Acquisition Corp. III 03/31/28, Strike $11.50	101,250
50,000	Pyrophyte Acquisition Corp. 05/03/28, Strike $11.50	22,000
1,000,000	Rigel Resource Acquisition Corp. 11/05/26, Strike $11.50	1,000
133,333	Ross Acquisition Corp. II 02/12/26, Strike $11.50	12,027
150,000	Roth CH Acquisition Co. 10/29/28, Strike $11.50	12,150
166,666	Silverbox Corp. IV 09/24/29, Strike $11.50	75,033
7,500	Slam Corp. 02/23/26, Strike $11.50	38
12,384	Spark I Acquisition Corp. 11/27/28, Strike $11.50	6,044
250,000	Spree Acquisition Corp. 1 Ltd. 12/22/28, Strike $11.50	7,175
333,333	Target Global Acquisition I Corp. 12/31/27, Strike $11.50	3,933
328,694	TLGY Acquisition Corp. 01/14/28, Strike $11.50	499,615
266,666	Zalatoris II Acquisition Corp. 05/13/27, Strike $11.50	10,613
		2,485,067
	TOTAL WARRANTS (Cost $4,698,982)	9,370,379

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES			VALUE
RIGHTS (0.0%)#
		Consumer Staples (0.0%)
277,808		Mirati Therapeutics, Inc., (Expires 12/31/99)‡ ‡‡	$277,808
		Special Purpose Acquisition Companies (0.0%)
9,673		AI Transportation Acquisition Corp., (Expires 10/25/24)	1,451
4,918		Black Hawk Acquisition Corp., (Expires 6/20/25)	6,000
850,000		Mercer Park Opportunities Corp., (Expires 1/22/27)	17,000
55,000		Oak Woods Acquisition Corp., (Expires 12/31/49)	14,300
1,477		Quetta Acquisition Corp., (Expires 11/30/24)	2,585
			41,336
		TOTAL RIGHTS (Cost $253,926)	319,144
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.2%)#
		Other (0.2%)
10,000		S&P 500® Index
6,840,200,000		Put, 12/31/25, Strike $5,500.00	12,450,000
2,500		S&P 500® Index
1,710,050,000		Put, 12/31/25, Strike $6,000.00	6,900,000
1,000		S&P 500® Index
684,020,000		Put, 12/31/25, Strike $6,500.00	7,300,000
			26,650,000
		TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $50,201,476)	26,650,000
OVER THE COUNTER PURCHASED OPTIONS (0.2%)#
		Communication Services (0.0%)
90	JPY	CyberAgent, Inc.
1,383,300,000,000		Call, 11/16/29, Strike 88.81	2,119,310
50	JPY	CyberAgent, Inc.
768,500,000,000		Call, 11/16/29, Strike 89.46	1,154,727
			3,274,037
		Consumer Discretionary (0.1%)
20	JPY	Kyoritsu Maintenance Co. Ltd.
600,600,000,000		Call, 01/29/26, Strike 96.66	393,633
5	JPY	Kyoritsu Maintenance Co. Ltd.
150,150,000,000		Call, 01/29/26, Strike 95.73	101,407
100	JPY	Kyoritsu Maintenance Co. Ltd.
3,003,000,000,000		Call, 01/29/26, Strike 94.89	2,082,908
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
50	JPY	Park24 Co. Ltd.
9,010,000,000		Call, 02/24/28, Strike 92.03	$462,698
200	JPY	Takashimaya Co. Ltd.
33,040,000,000		Call, 12/06/28, Strike 94.40	8,892,291
			11,932,937
		Industrials (0.1%)
100	JPY	ANA Holdings, Inc.
2,889,000,000,000		Call, 12/08/28, Strike 86.09	2,031,268
100		Asashi Refining U.S., Inc.
16,610,000,000		Call, 03/16/26, Strike $88.78	10
300	JPY	INFRONEER Holdings, Inc.
4,959,000,000,000		Call, 03/30/29, Strike 92.59	5,456,689
160	JPY	Seino Holdings Co. Ltd.
3,484,800,000,000		Call, 03/31/26, Strike 97.31	1,518,803
			9,006,770
		Information Technology (0.0%)
100	JPY	Ibiden Co. Ltd.
14,615,000,000,000		Call, 03/14/31, Strike 91.31	5,276,823
			5,276,823
		Materials (0.0%)
130	JPY	JFE Holdings, Inc.
2,299,050,000,000		Call, 09/08/28, Strike 94.99	887,865
130	JPY	Kansai Paint Co. Ltd.
3,216,200,000,000		Call, 03/08/29, Strike 94.43	1,514,258
100	JPY	Kobe Steel Ltd.
1,816,500,000,000		Call, 12/14/28, Strike 92.11	565,830
			2,967,953
		Real Estate (0.0%)
340	JPY	Daiwa House Industry Co. Ltd.
17,792,200,000,000		Call, 03/30/29, Strike 94.46	4,006,755
150	JPY	Daiwa House Industry Co. Ltd.
7,849,500,000,000		Call, 03/30/29, Strike 93.88	1,985,415
50	JPY	Daiwa House Industry Co. Ltd.
2,616,500,000,000		Call, 03/30/29, Strike 94.87	680,415
100	JPY	Relo Group, Inc.
1,658,000,000,000		Call, 12/17/27, Strike 92.68	481,999
			7,154,584
		TOTAL OVER THE COUNTER PURCHASED OPTIONS (Cost $16,381,391)	39,613,104

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.0%)
169,218,273		State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $169,218,273)	$169,218,273
		TOTAL INVESTMENTS (110.4%) (Cost $12,455,605,108)	18,766,409,741
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.0%)			(169,218,273)
LIABILITIES, LESS OTHER ASSETS (-9.4%)			(1,604,287,171)
NET ASSETS (100.0%)			$16,992,904,297
NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-24.2%)#
		Communication Services (-1.5%)
(370,616)		AST SpaceMobile, Inc.	(29,741,934)
(670,000	) JPY	CyberAgent, Inc.	(6,682,175)
(174,913)		Live Nation Entertainment, Inc.	(26,154,741)
(800,270)		Lyft, Inc. - Class A	(16,373,524)
(95,000)		MakeMyTrip Ltd.	(7,600,000)
(79,347)		Match Group, Inc.	(2,566,082)
(146,846)		Snap, Inc. - Class A	(1,145,399)
(114,200)		Sphere Entertainment Co.	(7,820,416)
(202,199)		Spotify Technology SA	(132,505,049)
(301,400)		Uber Technologies, Inc.	(29,085,100)
(243,948)		Weibo Corp. (ADR)	(2,654,154)
			(262,328,574)
		Consumer Discretionary (-4.5%)
(1,522,000)		Alibaba Group Holding Ltd. (ADR)	(259,394,460)
(1,406,512)		Carnival Corp.	(40,549,741)
(65,100)		Cheesecake Factory, Inc.	(3,241,980)
(48,000)		Cracker Barrel Old Country Store, Inc.	(1,617,600)
(182,000)		DoorDash, Inc. - Class A	(46,295,340)
(157,300)		DraftKings, Inc. - Class A	(4,811,807)
(174,059)		Etsy, Inc.	(10,791,658)
(390,800)		Ford Motor Co.	(5,131,204)
(2,485,500)		GameStop Corp. - Class A	(55,401,795)
(110,000)		Groupon, Inc.	(2,214,300)
(200,736)		Guess?, Inc.	(3,408,497)
(250,000)		JD.com, Inc. (ADR)	(8,260,000)
(1,043,900	) JPY	Kyoritsu Maintenance Co. Ltd.	(20,341,520)
(356,900)		Li Auto, Inc. ADR	(7,441,365)
(100)		Lucid Group, Inc.	(1,775)
NUMBER OF SHARES			VALUE
(1,766,400)		NIO, Inc. (ADR)	$(12,806,400)
(679,930)		Norwegian Cruise Line Holdings Ltd.	(15,244,031)
(78,700	) JPY	Park24 Co. Ltd.	(920,235)
(2,443,129)		Peloton Interactive, Inc. - Class A	(17,737,117)
(3,114,500)		Rivian Automotive, Inc. - Class A	(42,263,765)
(22,200)		Shake Shack, Inc. - Class A	(2,142,522)
(352,355)		Stride, Inc.	(23,974,234)
(1,841,600	) JPY	Takashimaya Co. Ltd.	(19,747,219)
(281,600)		Trip.com Group Ltd. (ADR)	(19,895,040)
(1,400,902)		Wayfair, Inc. - Class A	(145,007,366)
(2,330,000	) HKD	Wynn Macau Ltd.	(1,982,009)
			(770,622,980)
		Consumer Staples (-0.1%)
(62,600)		Oddity Tech Ltd. - Class A	(2,832,650)
(98,930)		Post Holdings, Inc.	(10,281,795)
(10,000)		Spectrum Brands Holdings, Inc.	(538,800)
			(13,653,245)
		Energy (-0.2%)
(60,709)		Centrus Energy Corp. - Class A	(22,308,129)
(255,000)		Energy Fuels, Inc.	(5,230,050)
(51,000)		Golar LNG Ltd.	(2,093,550)
(126,368)		Northern Oil & Gas, Inc.	(2,796,524)
(146,467)		World Kinect Corp.	(3,786,172)
			(36,214,425)
		Financials (-1.6%)
(423,870)		Apollo Global Management, Inc.	(52,691,280)
(245,200)		ARES Management Corp. - Class A	(36,463,692)
(259,433)		Coinbase Global, Inc. - Class A	(89,187,877)
(60,846)		Euronet Worldwide, Inc.	(4,615,778)
(418,000)		KKR & Co., Inc.	(49,461,940)
(224,700)		Oscar Health, Inc. - Class A	(4,044,600)
(3,276,000	) HKD	Ping An Insurance Group Co. of China Ltd. - Class H	(23,672,378)
(45,000)		Starwood Property Trust, Inc.	(818,100)
(127,500)		Upstart Holdings, Inc.	(6,058,800)
(360,791)		WisdomTree, Inc.	(4,315,060)
			(271,329,505)
		Health Care (-1.1%)
(9,750)		Alnylam Pharmaceuticals, Inc.	(4,446,390)
(42,580)		Amphastar Pharmaceuticals, Inc.	(1,085,790)
(30,035)		Bridgebio Pharma, Inc.	(1,881,392)

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES			VALUE
(981,990)		BrightSpring Health Services, Inc.	$(32,454,769)
(695,340)		Bruker Corp.	(27,076,540)
(22,956)		CONMED Corp.	(1,010,064)
(35,257)		Dexcom, Inc.	(2,052,663)
(27,812)		Envista Holdings Corp.	(565,974)
(26,400)		Haemonetics Corp.	(1,320,264)
(520,224)		Halozyme Therapeutics, Inc.	(33,913,403)
(136,500)		Hims & Hers Health, Inc.	(6,205,290)
(220,900)		Innoviva, Inc.	(4,020,380)
(37,733)		Integer Holdings Corp.	(2,436,420)
(212,580)		Ionis Pharmaceuticals, Inc.	(15,794,694)
(30,800)		iRhythm Technologies, Inc.	(5,768,840)
(82,692)		Jazz Pharmaceuticals PLC	(11,381,727)
(31,580)		Lantheus Holdings, Inc.	(1,821,850)
(20,200)		Ligand Pharmaceuticals, Inc.	(3,864,462)
(68,400)		Merck & Co., Inc.	(5,881,032)
(88,500)		Merit Medical Systems, Inc.	(7,747,290)
(87,198)		Pacira BioSciences, Inc.	(1,864,293)
(91,098)		Tandem Diabetes Care, Inc.	(1,275,372)
(145,000)		Tempus AI, Inc.	(13,028,250)
			(186,897,149)
		Industrials (-3.0%)
(17,000)		AeroVironment, Inc.	(6,288,470)
(218,100	) JPY	ANA Holdings, Inc.	(4,088,579)
(108,300)		Axon Enterprise, Inc.	(79,300,509)
(583,400)		Bloom Energy Corp. - Class A	(77,102,144)
(291,400)		Boeing Co.	(58,577,228)
(139,792)		Chart Industries, Inc.	(27,905,279)
(205,733)		Fluor Corp.	(10,033,598)
(142,056)		Granite Construction, Inc.	(14,618,983)
(66,880)		Greenbrier Cos., Inc.	(2,793,578)
(155,581)		Hertz Global Holdings, Inc.	(798,131)
(1,030,700	) JPY	INFRONEER Holdings, Inc.	(11,055,396)
(90,300)		JBT Marel Corp.	(11,386,830)
(445,900	) JPY	Nikkon Holdings Co. Ltd.	(10,057,416)
(1,169,150)		QXO, Inc.	(20,658,880)
(64,709	) EUR	Rheinmetall AG	(126,909,496)
(593,100	) JPY	Seino Holdings Co. Ltd.	(8,382,141)
(174,500)		Union Pacific Corp.	(38,454,565)
			(508,411,223)
		Information Technology (-8.4%)
(30,800)		Advanced Energy Industries, Inc.	(6,244,084)
(427,751)		Akamai Technologies, Inc.	(32,124,100)
(101,700)		Alarm.com Holdings, Inc.	(5,005,674)
(52,100)		Avnet, Inc.	(2,524,245)
(65,700)		Bill Holdings, Inc.	(3,262,662)
(139,169)		BlackLine, Inc.	(7,967,425)
NUMBER OF SHARES			VALUE
(595,821)		Box, Inc. - Class A	$(19,119,896)
(37,700)		Camtek Ltd.	(4,668,014)
(1,213,000)		Cipher Mining, Inc.	(22,622,450)
(277,994)		Cloudflare, Inc. - Class A	(70,415,880)
(58,500)		Commvault Systems, Inc.	(8,144,370)
(127,015)		CSG Systems International, Inc.	(9,941,464)
(43,100)		CyberArk Software Ltd.	(22,445,618)
(37,800)		Datadog, Inc. - Class A	(6,154,218)
(135,700)		DigitalOcean Holdings, Inc.	(5,517,562)
(622,200)		Dropbox, Inc. - Class A	(18,043,800)
(33,000)		Five9, Inc.	(801,240)
(42,864)		Guidewire Software, Inc.	(10,014,745)
(2,614,789)		Hewlett Packard Enterprise Co.	(63,853,147)
(93,300	) JPY	Ibiden Co. Ltd.	(8,848,092)
(129,041)		InterDigital, Inc.	(46,707,680)
(249,400)		IREN Ltd.	(15,151,050)
(168,565)		Itron, Inc.	(16,912,127)
(5,383,000	) HKD	Lenovo Group Ltd.	(7,869,569)
(402,953)		Lumentum Holdings, Inc.	(81,219,207)
(1,470,000)		MARA Holdings, Inc.	(26,856,900)
(831,000)		Microchip Technology, Inc.	(51,871,020)
(349,700)		Mirion Technologies, Inc.	(10,270,689)
(65,600)		MKS, Inc.	(9,427,376)
(238,000)		Nebius Group NV	(31,135,160)
(24,500)		Nova Ltd.	(8,443,680)
(188,321)		Nutanix, Inc. - Class A	(13,415,988)
(505,700)		ON Semiconductor Corp.	(25,325,456)
(132,000)		Palo Alto Networks, Inc.	(29,071,680)
(359,185)		Pitney Bowes, Inc.	(3,548,748)
(124,700)		Progress Software Corp.	(5,317,208)
(36,800)		Rapid7, Inc.	(681,168)
(414,000)		Riot Platforms, Inc.	(8,188,920)
(117,000)		Rubrik, Inc. - Class A	(8,806,590)
(241,900)		Seagate Technology Holdings PLC	(61,897,372)
(33,000)		Semtech Corp.	(2,239,380)
(403,051)		Shift4 Payments, Inc. - Class A	(27,850,824)
(990)		Shopify, Inc. - Class A	(172,121)
(395,060)		Snowflake, Inc.	(108,594,093)
(614,442)		Strategy, Inc.	(165,598,264)
(792,200)		Super Micro Computer, Inc.	(41,162,712)
(46,400)		Synaptics, Inc.	(3,291,616)
(951,000)		Terawulf, Inc.	(14,740,500)
(48,000)		Unity Software, Inc.	(1,819,200)
(90,900)		Vertex, Inc. - Class A	(2,081,610)
(226,013)		Viavi Solutions, Inc.	(4,000,430)
(171,646)		Vishay Intertechnology, Inc.	(2,914,549)
(1,446,613)		Western Digital Corp.	(217,295,739)
(49,000)		Wix.com Ltd.	(7,131,460)

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES			VALUE
(106,559)		Workiva, Inc.	$(9,058,581)
(92,000)		Xerox Holdings Corp.	(305,440)
(2,675,000	) HKD	Xiaomi Corp. - Class B*	(14,871,534)
(18,000)		Zscaler, Inc.	(5,960,520)
			(1,418,924,847)
		Materials (-0.4%)
(206,550)		Albemarle Corp.	(20,289,406)
(25,000	) JPY	ARE Holdings, Inc.	(397,768)
(105,100	) JPY	JFE Holdings, Inc.	(1,206,082)
(258,000	) JPY	Kansai Paint Co. Ltd.	(4,141,795)
(169,000	) JPY	Kobe Steel Ltd.	(1,992,009)
(453,743)		MP Materials Corp.	(28,626,646)
(1,765,000)		Sibanye Stillwater Ltd. (ADR)	(18,638,400)
			(75,292,106)
		Real Estate (-0.8%)
(55,998)		BXP, Inc.	(3,986,498)
(2,872,000)		Compass, Inc. - Class A	(22,143,120)
(556,300	) JPY	Daiwa House Industry Co. Ltd.	(18,889,870)
(27,000)		Digital Realty Trust, Inc.	(4,601,070)
(31,800)		Federal Realty Investment Trust	(3,058,842)
(1,389,000	) HKD	Henderson Land Development Co. Ltd.	(4,876,350)
(100,000	) HKD	Link REIT	(520,941)
(79,000	) JPY	Relo Group, Inc.	(849,925)
(27,000)		Rexford Industrial Realty, Inc.	(1,115,640)
(257,500)		Ventas, Inc.	(19,000,925)
(272,400)		Welltower, Inc.	(49,315,296)
			(128,358,477)
		Utilities (-2.6%)
(266,700)		Alliant Energy Corp.	(17,820,894)
(568,000)		CenterPoint Energy, Inc.	(21,720,320)
(91,000)		CMS Energy Corp.	(6,693,050)
(384,900)		Duke Energy Corp.	(47,843,070)
(720,800)		Evergy, Inc.	(55,364,648)
(480,000)		FirstEnergy Corp.	(21,998,400)
(873,650)		NextEra Energy, Inc.	(71,115,110)
(1,159,800)		PG&E Corp.	(18,510,408)
(48,500)		Pinnacle West Capital Corp.	(4,293,220)
(687,071)		PPL Corp.	(25,091,833)
(684,843)		Southern Co.	(64,402,636)
(513,700)		UGI Corp.	(17,172,991)
(639,800)		WEC Energy Group, Inc.	(71,484,854)
			(443,511,434)
		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $3,345,779,390)	(4,115,543,965)
		TOTAL SECURITIES SOLD SHORT (Proceeds $3,345,779,390)	(4,115,543,965)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (-10.6%)#
	Communication Services (-0.1%)
(2,397)	AST SpaceMobile, Inc.
(19,243,950)	Call, 01/15/27, Strike $30.00	$(13,405,223)
(955)	Sphere Entertainment Co.
(6,539,840)	Call, 01/16/26, Strike $35.00	(3,247,000)
		(16,652,223)
	Consumer Discretionary (0.0%)
(5,000)	Lucid Group, Inc.
(8,875,000)	Call, 08/21/26, Strike $3.00	(105,000)
		(105,000)
	Consumer Staples (0.0%)
(6,000)	Beyond Meat, Inc.
(993,000)	Call, 11/14/25, Strike $4.50	(45,000)
(9,000)	Beyond Meat, Inc.
(1,489,500)	Call, 11/07/25, Strike $4.50	(31,500)
		(76,500)
	Information Technology (0.0%)
(500)	Super Micro Computer, Inc.
(2,598,000)	Call, 01/16/26, Strike $50.00	(416,250)
(218)	TaskUS, Inc.
(290,812)	Call, 11/21/25, Strike $15.00	(3,815)
		(420,065)
	Other (-10.5%)
(250)	S&P 500® Index
(171,005,000)	Call, 12/31/25, Strike $6,500.00	(11,200,000)
(2,500)	S&P 500® Index
(1,710,050,000)	Call, 12/31/25, Strike $5,200.00	(418,275,000)
(3,000)	S&P 500® Index
(2,052,060,000)	Call, 12/31/25, Strike $6,600.00	(109,740,000)
(7,000)	S&P 500® Index
(4,788,140,000)	Put, 12/31/25, Strike $5,000.00	(4,760,000)
(9,000)	S&P 500® Index
(6,156,180,000)	Call, 12/31/25, Strike $5,500.00	(1,241,190,000)
		(1,785,165,000)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $1,584,862,447)	$(1,802,418,788)

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2025

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	European Monetary Unit	11/21/25	9,406,000	$10,852,214	$(151,464)
State Street Bank and Trust	European Monetary Unit	11/21/25	5,930,000	6,841,764	(92,309)
					$(243,773)
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Japanese Yen	11/21/25	376,222,000	$2,445,223	$21,361
Northern Trust Company	European Monetary Unit	11/21/25	8,114,000	9,361,564	219,009
State Street Bank and Trust	British Pound Sterling	11/21/25	8,569,000	11,257,514	319,780
Northern Trust Company	European Monetary Unit	11/21/25	12,009,000	13,855,437	191,442
State Street Bank and Trust	Singapore Dollar	11/21/25	27,656,000	21,275,803	418,330
State Street Bank and Trust	Japanese Yen	11/21/25	4,985,713,000	32,404,213	1,655,599
Bank of New York	European Monetary Unit	11/21/25	115,087,000	132,782,138	2,349,910
					$5,175,431

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $6,891,683,164.

^  Security, or portion of security, is on loan.

^^  Affiliated issuer due to 5% ownership.

@  In default status and considered non-income producing.

!!  Restricted security—The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATE	ACQUISITION COST
SmileDirectClub, Inc.	02/05/2021	$12,518,360
	TOTAL	$12,518,360

††  When-issued security.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

‡  Variable rate security. The rate shown is the rate in effect at October 31, 2025.

#  Non-income producing security.

‡‡  Perpetual maturity.

‡‡‡  Security fair valued using significant unobservable inputs and classified as a Level 3 security.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

FOREIGN CURRENCY ABBREVIATION

EUR  European Monetary Unit

HKD  Hong Kong Dollar

JPY  Japanese Yen

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2025

TOTAL RETURN SWAPS

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	PERIODIC PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (PAID)/ RECEIVED	MARKET VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
Bank of America NA	Lucid Group, Inc.	Equity Return on 208,212 Shares of Lucid Group, Inc.	1 mo. SOFR Plus 1.000%	04/01/30	Monthly	$5,157,411	$—	$1,479,119	$1,479,119
Citibank NA	IREN Ltd.	Equity returns on 133,900 shares of IREN Ltd.	1 mo. SOFR Plus 3.2800%	12/12/29	Monthly	8,588,346	—	467,810	467,810
Citibank NA	Lucid Group, Inc.	Equity returns on 728,750 shares of Lucid Group, Inc.	1 mo. SOFR Plus 1.000%	04/01/30	Monthly	18,051,138	—	5,166,067	5,166,067
Goldman Sachs & Co.	Energy Fuels, Inc.	Equity Return on 140,000 Shares of Energy Fuels, Inc.	1 mo. OBFR Plus 4.090%	11/03/25	Monthly	2,149,000	—	(715,298)	(715,298)
Morgan Stanley & Co.	Solaris Energy Infrastructure, Inc.	Equity Return on 66,700 Shares of Solaris Energy Infrastructure, Inc.	1 mo. OBFR Plus 1.000%	11/10/25	Monthly	2,934,800	—	(607,606)	(607,606)
Morgan Stanley & Co.	Bloom Energy Corp.	Equity Return on 133,300 Shares of Bloom Energy Corp.	1 mo. OBFR Plus 1.000%	12/05/25	Monthly	17,042,405	—	—	—
Morgan Stanley & Co.	Hertz Global Holdings, Inc.	Equity Return on 612,653 Shares of Hertz Global Holdings, Inc.	1 mo. OBFR Plus 1.000%	10/05/28	Monthly	3,185,796	—	44,970	44,970
							$—	$5,835,062	$5,835,062

Amounts relating to investments in affiliated funds and issuers at October 31, 2025, and for the fiscal year-to-date period October 31, 2024 through October 31, 2025 are as follows:

AFFILIATE	VALUE, BEGINNING OF YEAR	PURCHASES	SALES PROCEEDS	DIVIDEND INCOME	NET REALIZED GAINS/(LOSS)	NET INCREASE/ DECREASE IN UNREALIZED APPRECIATION/ DEPRECIATION	VALUE, END OF YEAR
Everest Consolidator Acquisition Corp.	$14,237,500	$—	$—	$—	$—	$225,000	$14,462,500
Four Leaf Acquisition Corp.	2,547,930	—	—	—	—	166,320	2,714,250
FutureTech II Acquisition Corp.	5,650,000	—	42,376	—	6,620	352,712	5,966,956
Mak Acquisition Corp.	—	9,801,000	—	—	—	9,801	9,810,801
Calamos Short-Term Bond Fund	334,315,266	—	—	15,694,435	—	3,511,715	337,826,981
	$356,750,696	$9,801,000	$42,376	$15,694,435	$6,620	$4,265,548	$370,781,488

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Hedged Equity Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
COMMON STOCKS (98.2%)
	Communication Services (10.4%)
71,439	Alphabet, Inc. - Class A~	$20,087,932
71,271	Alphabet, Inc. - Class C	20,085,593
71,633	AT&T, Inc.	1,772,917
61,831	Comcast Corp. - Class A	1,721,066
11,433	Fox Corp. - Class A	739,143
13,220	Match Group, Inc.	427,535
28,671	Meta Platforms, Inc. - Class A	18,588,843
5,911	Netflix, Inc.#	6,613,581
9,458	T-Mobile U.S., Inc.	1,986,653
33,961	Uber Technologies, Inc.#	3,277,237
59,015	Verizon Communications, Inc.	2,345,256
28,672	Walt Disney Co.	3,229,041
		80,874,797
	Consumer Discretionary (10.5%)
125,201	Amazon.com, Inc.~#	30,576,588
10,116	Aptiv PLC#	820,408
510	Booking Holdings, Inc.	2,589,647
45,617	Carnival Corp.#	1,315,138
30,609	Chipotle Mexican Grill, Inc.#	969,999
3,955	Darden Restaurants, Inc.	712,493
4,621	DoorDash, Inc. - Class A#	1,175,444
12,290	DR Horton, Inc.	1,832,193
10,722	eBay, Inc.	871,806
54,570	Ford Motor Co.	716,504
20,487	General Motors Co.	1,415,447
15,046	Home Depot, Inc.	5,711,311
12,715	Las Vegas Sands Corp.	754,635
12,284	Lowe's Cos., Inc.	2,925,189
2,766	Lululemon Athletica, Inc.#	471,714
9,521	McDonald's Corp.	2,841,352
19,233	NIKE, Inc. - Class B~	1,242,259
29,157	Norwegian Cruise Line Holdings Ltd.#	653,700
17,795	O'Reilly Automotive, Inc.#	1,680,560
6,817	Ross Stores, Inc.	1,083,358
3,526	Royal Caribbean Cruises Ltd.	1,011,362
16,525	Starbucks Corp.~	1,336,377
36,328	Tesla, Inc.~#	16,585,912
19,051	TJX Cos., Inc.	2,669,807
		81,963,203
	Consumer Staples (4.5%)
11,580	Archer-Daniels-Midland Co.	700,937
7,426	Church & Dwight Co., Inc.	651,186
48,027	Coca-Cola Co.~	3,309,060
11,183	Colgate-Palmolive Co.	861,650
NUMBER OF SHARES		VALUE
5,277	Constellation Brands, Inc. - Class A	$693,292
4,567	Costco Wholesale Corp.	4,162,592
3,574	Dollar General Corp.	352,611
6,157	Dollar Tree, Inc.#	610,282
4,046	Estee Lauder Cos., Inc. - Class A	391,208
12,216	General Mills, Inc.	569,388
6,906	Kimberly-Clark Corp.	826,717
16,077	Kroger Co.	1,022,980
32,268	Mondelez International, Inc. - Class A	1,854,119
13,950	Monster Beverage Corp.#	932,279
14,730	PepsiCo, Inc.~	2,151,906
26,965	Philip Morris International, Inc.~	3,891,858
26,482	Procter & Gamble Co.	3,982,098
12,033	Sysco Corp.	893,811
7,616	Target Corp.	706,156
68,149	Walmart, Inc.~	6,895,316
		35,459,446
	Energy (3.0%)
42,005	Chevron Corp.	6,625,029
20,181	ConocoPhillips	1,793,284
5,691	EOG Resources, Inc.	602,335
57,926	Exxon Mobil Corp.	6,624,417
38,283	Kinder Morgan, Inc.	1,002,632
11,563	Marathon Petroleum Corp.	2,253,744
11,367	Occidental Petroleum Corp.	468,320
7,673	ONEOK, Inc.	514,091
5,375	Phillips 66	731,752
16,195	SLB Ltd.	583,992
5,350	Valero Energy Corp.	907,146
19,319	Williams Cos., Inc.	1,117,991
		23,224,733
	Financials (12.4%)
7,935	Aflac, Inc.	850,553
6,095	Allstate Corp.	1,167,314
8,489	American Express Co.	3,062,237
3,734	Ameriprise Financial, Inc.	1,690,643
6,797	Arthur J Gallagher & Co.	1,695,783
5,605	Assurant, Inc.	1,186,691
121,938	Bank of America Corp.~	6,517,586
13,833	Bank of New York Mellon Corp.	1,492,996
20,544	Berkshire Hathaway, Inc. - Class B#	9,810,582
1,437	Blackrock, Inc.	1,555,998
7,087	Blackstone, Inc.	1,039,238
8,262	Capital One Financial Corp.	1,817,557
6,316	Cboe Global Markets, Inc.	1,551,462
26,495	Charles Schwab Corp.	2,504,307
See accompanying Notes to Schedule of Investments

www.calamos.com

Hedged Equity Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
8,441	Chubb Ltd.	$2,337,650
19,956	Citigroup, Inc.	2,020,146
2,987	CME Group, Inc.	793,019
2,825	Coinbase Global, Inc. - Class A#	971,178
9,059	Fiserv, Inc.#	604,145
5,017	Global Payments, Inc.	390,122
8,053	Goldman Sachs Group, Inc.~	6,356,797
29,941	Huntington Bancshares, Inc.	462,289
3,424	Jack Henry & Associates, Inc.^	509,971
36,458	JPMorgan Chase & Co.~	11,342,813
3,709	M&T Bank Corp.	681,974
10,541	Marsh & McLennan Cos., Inc.	1,877,879
11,997	Mastercard, Inc. - Class A~	6,622,224
11,493	MetLife, Inc.	917,371
18,685	Morgan Stanley	3,064,340
5,944	Northern Trust Corp.	764,814
9,595	PayPal Holdings, Inc.#	664,646
4,453	Prudential Financial, Inc.	463,112
3,861	S&P Global, Inc.	1,881,118
5,237	State Street Corp.	605,711
4,959	Travelers Cos., Inc.	1,332,087
13,719	U.S. Bancorp~	640,403
27,220	Visa, Inc. - Class A	9,274,943
70,540	Wells Fargo & Co.~	6,134,864
		96,656,563
	Health Care (9.1%)
19,696	Abbott Laboratories	2,434,819
24,467	AbbVie, Inc.	5,334,785
12,628	Agilent Technologies, Inc.	1,848,234
5,541	Amgen, Inc.	1,653,601
13,827	Baxter International, Inc.	255,385
4,625	Becton Dickinson & Co.	826,534
2,881	Biogen, Inc.#	444,452
40,796	Boston Scientific Corp.#	4,108,973
8,995	Centene Corp.#	318,153
3,822	Cigna Group	934,135
16,901	CVS Health Corp.	1,320,813
11,037	Danaher Corp.	2,377,149
7,183	Dexcom, Inc.#	418,194
12,873	Edwards Lifesciences Corp.#	1,061,379
11,330	Eli Lilly & Co.~	9,776,204
4,739	GE HealthCare Technologies, Inc.	355,188
18,006	Gilead Sciences, Inc.	2,156,939
3,770	HCA Healthcare, Inc.	1,732,994
2,435	Humana, Inc.	677,393
6,451	Intuitive Surgical, Inc.#	3,446,640
3,649	IQVIA Holdings, Inc.#	789,862
NUMBER OF SHARES		VALUE
31,148	Johnson & Johnson	$5,882,923
3,569	Labcorp Holdings, Inc.	906,383
2,353	McKesson Corp.	1,909,083
19,097	Medtronic PLC	1,732,098
37,241	Merck & Co., Inc.	3,201,981
75,514	Pfizer, Inc.	1,861,420
919	Regeneron Pharmaceuticals, Inc.	599,004
1,324	Solventum Corp.#	91,409
3,363	Stryker Corp.	1,198,035
6,594	Thermo Fisher Scientific, Inc.~	3,741,370
13,601	UnitedHealth Group, Inc.	4,645,557
3,510	Vertex Pharmaceuticals, Inc.#	1,493,751
3,345	Zimmer Biomet Holdings, Inc.	336,373
8,954	Zoetis, Inc.	1,290,182
		71,161,395
	Industrials (7.8%)
5,301	3M Co.	882,617
4,012	Allegion PLC	665,069
7,642	Automatic Data Processing, Inc.	1,989,213
9,754	Boeing Co.#	1,960,749
20,907	Carrier Global Corp.	1,243,757
7,365	Caterpillar, Inc.~	4,251,520
56,546	CSX Corp.~	2,036,787
3,846	Deere & Co.	1,775,429
5,275	Eaton Corp. PLC	2,012,729
15,090	Emerson Electric Co.	2,106,111
3,555	GE Vernova, Inc.	2,080,173
3,913	Generac Holdings, Inc.#	657,462
3,337	General Dynamics Corp.	1,150,931
14,221	General Electric Co.	4,393,578
12,783	Honeywell International, Inc.	2,573,601
661	Hubbell, Inc.	310,670
4,755	Illinois Tool Works, Inc.	1,159,840
12,265	Johnson Controls International PLC	1,402,993
5,312	L3Harris Technologies, Inc.	1,535,699
2,678	Lockheed Martin Corp.	1,317,255
11,219	Masco Corp.	726,543
3,051	Norfolk Southern Corp.	864,592
2,743	Northrop Grumman Corp.~	1,600,403
5,023	Otis Worldwide Corp.	465,934
11,772	PACCAR, Inc.	1,158,365
7,184	Paychex, Inc.	840,744
2,579	Paycom Software, Inc.	482,505
12,074	Pentair PLC	1,284,070
4,507	Quanta Services, Inc.	2,024,229
27,272	RTX Corp.	4,868,052
24,101	Southwest Airlines Co.^	730,260

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Hedged Equity Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
10,651	Union Pacific Corp.	$2,347,161
13,921	United Airlines Holdings, Inc.#	1,309,131
8,996	United Parcel Service, Inc. - Class B	867,394
1,674	United Rentals, Inc.	1,458,355
3,678	Veralto Corp.	362,945
4,514	Verisk Analytics, Inc.	987,483
8,642	Waste Management, Inc.	1,726,412
6,208	Xylem, Inc.	936,477
		60,547,238
	Information Technology (35.7%)
7,554	Accenture PLC - Class A	1,889,255
5,523	Adobe, Inc.#	1,879,532
25,207	Advanced Micro Devices, Inc.#	6,456,017
23,460	Amphenol Corp. - Class A	3,268,916
9,366	Analog Devices, Inc.	2,192,862
197,268	Apple, Inc.~	53,335,349
11,434	Applied Materials, Inc.	2,665,265
13,162	Arista Networks, Inc.#	2,075,516
3,265	Autodesk, Inc.#	983,875
62,083	Broadcom, Inc.	22,947,739
68,983	Cisco Systems, Inc.	5,043,347
9,157	Cognizant Technology Solutions Corp. - Class A	667,362
4,274	Crowdstrike Holdings, Inc. - Class A#	2,320,825
6,074	Datadog, Inc. - Class A#	988,908
3,376	Gartner, Inc.#	838,396
18,826	HP, Inc.	520,916
58,253	Intel Corp.#	2,329,538
9,212	International Business Machines Corp.	2,831,861
4,831	Intuit, Inc.~	3,224,934
4,613	Keysight Technologies, Inc.#	843,995
14,411	Lam Research Corp.	2,269,156
22,317	Micron Technology, Inc.~	4,993,875
99,223	Microsoft Corp.~	51,378,662
5,071	NetApp, Inc.	597,262
329,362	NVIDIA Corp.	66,692,511
5,052	NXP Semiconductors NV	1,056,474
7,901	ON Semiconductor Corp.#	395,682
24,540	Oracle Corp.~	6,444,449
29,149	Palantir Technologies, Inc. - Class A#	5,843,500
11,956	Palo Alto Networks, Inc.#	2,633,190
4,840	PTC, Inc.#	960,934
16,128	QUALCOMM, Inc.	2,917,555
15,265	Salesforce, Inc.	3,975,159
3,243	ServiceNow, Inc.#	2,981,225
7,201	Skyworks Solutions, Inc.	559,662
6,433	Super Micro Computer, Inc.#^	334,259
2,749	Synopsys, Inc.#	1,247,551
NUMBER OF SHARES		VALUE
4,898	TE Connectivity PLC	$1,209,855
7,263	Teradyne, Inc.	1,320,123
8,981	Texas Instruments, Inc.	1,450,072
2,205	Tyler Technologies, Inc.#	1,050,153
2,874	Workday, Inc. - Class A#	689,530
		278,305,247
	Materials (1.4%)
4,432	Air Products & Chemicals, Inc.	1,075,159
3,624	Avery Dennison Corp.	633,801
12,632	Corteva, Inc.	776,110
11,354	DuPont de Nemours, Inc.	927,054
35,612	Freeport-McMoRan, Inc.	1,485,020
9,905	Linde PLC	4,143,262
5,616	PPG Industries, Inc.	548,964
3,439	Sherwin-Williams Co.	1,186,249
3,195	Solstice Advanced Materials, Inc.#	143,999
		10,919,618
	Real Estate (1.5%)
3,859	Alexandria Real Estate Equities, Inc.	224,671
4,853	American Tower Corp.	868,590
6,843	Camden Property Trust	680,742
9,621	Crown Castle, Inc.	868,006
5,405	Digital Realty Trust, Inc.	921,066
887	Equinix, Inc.	750,411
36,080	Healthpeak Properties, Inc.	647,636
4,619	Mid-America Apartment Communities, Inc.	592,294
14,209	Prologis, Inc.	1,763,195
2,544	Public Storage	708,656
21,211	Realty Income Corp.	1,229,814
7,201	Regency Centers Corp.	496,509
11,181	UDR, Inc.	376,688
9,047	Welltower, Inc.	1,637,869
		11,766,147
	Utilities (1.9%)
27,555	AES Corp.	382,188
10,789	American Electric Power Co., Inc.	1,297,485
8,404	Consolidated Edison, Inc.	818,634
21,715	Dominion Energy, Inc.	1,274,453
13,742	Duke Energy Corp.	1,708,131
6,079	Edison International	336,655
12,305	Entergy Corp.	1,182,387
23,897	Exelon Corp.	1,102,130
13,917	FirstEnergy Corp.	637,816
22,105	NextEra Energy, Inc.	1,799,347
17,004	NiSource, Inc.	716,038
10,687	Public Service Enterprise Group, Inc.	860,945

See accompanying Notes to Schedule of Investments

www.calamos.com

Hedged Equity Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
15,255	Southern Co.	$1,434,580
12,247	Xcel Energy, Inc.	994,089
		14,544,878
	TOTAL COMMON STOCKS (Cost $386,871,460)	765,423,265
EXCHANGE-TRADED FUND (1.0%)
	Other (1.0%)
11,800	SPDR® S&P 500® ETF Trust^ (Cost $7,509,224)	8,048,308
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (2.7%)#
	Other (2.7%)
765	S&P 500® Index
523,275,300	Put, 06/30/26, Strike $6,700.00 (Cost $23,288,297)	21,201,975
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.1%)
381,429	State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $381,429)	381,429
	TOTAL INVESTMENTS (102.0%) (Cost $418,050,410)	795,054,977
PAYABLE UPON RETURN OF SECURITIES ON LOAN (0.0%)		(381,429)
LIABILITIES, LESS OTHER ASSETS (-2.0%)		(15,586,488)
NET ASSETS (100.0%)		$779,087,060
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (-3.2%)#
	Other (-3.2%)
(200)	S&P 500® Index
(136,804,000)	Put, 06/30/26, Strike $5,300.00	(1,447,000)
(413)	S&P 500® Index
(282,500,260)	Call, 06/30/26, Strike $6,700.00	(23,220,925)
		(24,667,925)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $21,326,060)	$(24,667,925)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $147,009,725.

#  Non-income producing security.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Phineus Long/Short Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES			VALUE
COMMON STOCKS (103.6%)
		Communication Services (9.9%)
236,000		Alphabet, Inc. - Class A~	$66,360,840
10,500		Netflix, Inc.#	11,748,030
670,500		Pinterest, Inc. - Class A~#	22,193,550
17,700		Spotify Technology SA~#	11,599,164
			111,901,584
		Consumer Discretionary (12.9%)
277,000		Amazon.com, Inc.~#	67,648,940
169,500		DR Horton, Inc.	25,269,060
113,500		Lowe's Cos., Inc.~	27,027,755
102,500		Marriott International, Inc. - Class A~	26,709,450
			146,655,205
		Financials (8.2%)
78,000		Capital One Financial Corp.~	17,159,220
223,000		Morgan Stanley~	36,572,000
443,800		Wells Fargo & Co.~	38,597,286
			92,328,506
		Health Care (7.2%)
233,500		Halozyme Therapeutics, Inc.~#	15,221,865
62,000		ICON PLC#	10,652,840
107,000		Johnson & Johnson~	20,209,090
850,000		Pfizer, Inc.~	20,952,500
25,500		Thermo Fisher Scientific, Inc.~	14,468,445
			81,504,740
		Industrials (38.4%)
262,500		3M Co.~	43,706,250
1,006,000	GBP	BAE Systems PLC	24,781,269
196,000		Boeing Co.~#	39,399,920
430,000		Booz Allen Hamilton Holding Corp.~	37,478,800
57,500		CACI International, Inc. - Class A#^	32,329,375
400,000		Canadian Pacific Kansas City Ltd.~^	28,780,000
127,500		Emerson Electric Co.~	17,795,175
80,500		Jacobs Solutions, Inc.	12,542,705
183,000		Johnson Controls International PLC~	20,933,370
168,000		L3Harris Technologies, Inc.~	48,568,800
52,500		Regal Rexnord Corp.	7,396,725
61,500	EUR	Schneider Electric SE	17,523,182
119,000		Uber Technologies, Inc.#	11,483,500
173,932		Union Pacific Corp.~	38,329,395
465,500		United Airlines Holdings, Inc.~#	43,775,620
50,000		Waste Management, Inc.	9,988,500
			434,812,586
		Information Technology (23.8%)
48,000		Analog Devices, Inc.	11,238,240
NUMBER OF SHARES			VALUE
197,000		Ciena Corp.~#	$37,414,240
216,717		Coherent Corp.~#	28,597,975
116,500		Microsoft Corp.~	60,324,865
311,900		NVIDIA Corp.~	63,156,631
184,000		Oracle Corp.~	48,320,240
45,500		Synopsys, Inc.~#	20,648,810
			269,701,001
		Materials (3.2%)
51,500		Sherwin-Williams Co.~	17,764,410
426,500		Teck Resources Ltd. - Class B~^	18,305,380
			36,069,790
		TOTAL COMMON STOCKS (Cost $968,939,706)	1,172,973,412
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (1.2%)#
		Communication Services (0.0%)
440		Alphabet, Inc.
12,372,360		Put, 11/07/25, Strike $260.00	18,700
		Consumer Discretionary (0.0%)
130		Tesla, Inc.
5,935,280		Call, 11/07/25, Strike $460.00	169,650
		Health Care (0.0%)
8,500		Pfizer, Inc.
20,952,500		Call, 11/21/25, Strike $27.00	106,250
		Industrials (0.5%)
29,500		Deutsche Lufthansa AG
25,724,000	EUR	Call, 03/20/26, Strike 6.00	5,984,559
		Information Technology (0.2%)
385		CACI International, Inc.
21,646,625		Put, 11/21/25, Strike $500.00	75,075
1,165		Microsoft Corp.
60,324,865		Call, 11/21/25, Strike $550.00	269,698
1,260		NVIDIA Corp.
25,513,740		Call, 11/14/25, Strike $200.00	998,550
1,950		ON Semiconductor Corp.
9,765,600		Put, 11/07/25, Strike $47.00	397,800
900		Salesforce, Inc.
23,436,900		Call, 11/07/25, Strike $267.50	194,850
			1,935,973
		Other (0.5%)
5,070		SPDR® S&P 500® ETF Trust
345,804,420		Put, 11/07/25, Strike $677.00	1,493,115
4,970		SPDR® S&P 500® ETF Trust
338,983,820		Put, 11/14/25, Strike $685.00	4,018,245

See accompanying Notes to Schedule of Investments

www.calamos.com

Phineus Long/Short Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
5,800	State Street SPDR S&P Regional Banking ETF
34,800,000	Put, 11/07/25, Strike $58.00	$153,700
		5,665,060
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Premium $13,516,033)	13,880,192
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.5%)
5,927,394	State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $5,927,394)	5,927,394
	TOTAL INVESTMENTS (105.3%) (Cost $988,383,133)	1,192,780,998
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.5%)		(5,927,394)
LIABILITIES, LESS OTHER ASSETS (-4.8%)		(53,962,357)
NET ASSETS (100.0%)		$1,132,891,247
NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-4.1%)#
	Consumer Discretionary (-0.5%)
(13,000)	Tesla, Inc.	(5,935,280)
	Financials (-1.1%)
(35,000)	American Express Co.	(12,625,550)
	Industrials (-1.3%)
(80,000)	RTX Corp.	(14,280,000)
	Information Technology (-1.2%)
(62,500)	Palo Alto Networks, Inc.	(13,765,000)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $42,433,574)	(46,605,830)
EXCHANGE-TRADED FUND SOLD SHORT (-47.7%)#
	Other (-47.7%)
(791,500)	SPDR® S&P 500® ETF Trust (Proceeds $525,173,547)	(539,850,490)
	TOTAL SECURITIES SOLD SHORT (Proceeds $567,607,121)	(586,456,320)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (-4.1%)#
	Communication Services (-1.3%)
(2,360)	Alphabet, Inc.
(66,360,840)	Call, 11/21/25, Strike $220.00	$(14,608,400)
(540)	Reddit, Inc.
(11,283,300)	Put, 11/07/25, Strike $210.00	(487,350)
		(15,095,750)
	Consumer Discretionary (0.0%)
(975)	DR Horton, Inc.
(14,535,300)	Put, 11/21/25, Strike $140.00	(170,625)
(260)	Tesla, Inc.
(11,870,560)	Call, 11/14/25, Strike $500.00	(178,100)
		(348,725)
	Health Care (-0.1%)
(1,070)	Johnson & Johnson
(20,209,090)	Call, 11/21/25, Strike $180.00	(1,088,725)
	Industrials (0.0%)
(1,745)	United Airlines Holdings, Inc.
(16,409,980)	Put, 12/19/25, Strike $80.00	(284,435)
(3,485)	United Airlines Holdings, Inc.
(32,772,940)	Call, 12/19/25, Strike $125.00	(216,070)
		(500,505)
	Information Technology (-2.3%)
(575)	CACI International, Inc.
(32,329,375)	Call, 12/19/25, Strike $580.00	(1,187,375)
(700)	Ciena Corp.
(13,294,400)	Call, 11/21/25, Strike $130.00	(4,203,500)
(1,270)	Ciena Corp.
(24,119,840)	Call, 01/16/26, Strike $160.00	(5,080,000)
(2,167)	Coherent Corp.
(28,595,732)	Call, 11/21/25, Strike $135.00	(1,863,620)
(2,330)	Microsoft Corp.
(120,649,730)	Call, 12/19/25, Strike $600.00	(305,230)
(1,260)	NVIDIA Corp.
(25,513,740)	Call, 11/21/25, Strike $210.00	(831,600)
(1,974)	NVIDIA Corp.
(39,971,526)	Call, 12/19/25, Strike $160.00	(8,952,090)
(1,950)	ON Semiconductor Corp.
(9,765,600)	Call, 11/21/25, Strike $58.00	(319,800)
(375)	Oracle Corp.
(9,847,875)	Put, 12/19/25, Strike $220.00	(212,813)
(375)	Oracle Corp.
(9,847,875)	Call, 11/21/25, Strike $290.00	(130,312)
(1,500)	Oracle Corp.
(39,391,500)	Call, 11/07/25, Strike $250.00	(2,205,000)
(450)	Salesforce, Inc.
(11,718,450)	Put, 11/07/25, Strike $257.50	(155,250)
		(25,446,590)

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Phineus Long/Short Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
	Other (-0.4%)
(9,940)	SPDR® S&P 500® ETF Trust
(677,967,640)	Put, 12/19/25, Strike $615.00	$(2,972,060)
(10,140)	SPDR® S&P 500® ETF Trust
(691,608,840)	Put, 11/21/25, Strike $635.00	(1,353,690)
		(4,325,750)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $35,137,364)	$(46,806,045)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $732,513,762.

#  Non-income producing security.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS

EUR  European Monetary Unit

GBP  British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
OCTOBER 31, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$511,229,623	91.4%
British Pound Sterling	24,781,269	4.4%
European Monetary Unit	23,507,741	4.2%
Total Investments	$559,518,633	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Merger Arbitrage Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (39.1%)
	Communication Services (2.7%)
72,000	JD.com, Inc. 0.250%, 06/01/29	$76,120
	Financials (4.3%)
137,000	Global Payments, Inc.~ 1.500%, 03/01/31	123,622
	Information Technology (26.8%)
55,000	Rapid7, Inc.~ 0.250%, 03/15/27	52,006
80,000	Shift4 Payments, Inc. 0.500%, 08/01/27	78,801
37,000	CSG Systems International, Inc.~ 3.875%, 09/15/28	44,365
141,000	Five9, Inc.~ 1.000%, 03/15/29	125,904
49,000	BlackLine, Inc. 1.000%, 06/01/29	52,690
60,000	Rapid7, Inc. 1.250%, 03/15/29	54,068
79,000	PagerDuty, Inc. 1.500%, 10/15/28	76,532
118,000	Dayforce, Inc. 0.250%, 03/15/26	115,961
34,000	Verint Systems, Inc. 0.250%, 04/15/26	33,572
145,000	Bill Holdings, Inc.~* 0.000%, 04/01/30	128,663
		762,562
	Utilities (5.3%)
114,000	TXNM Energy, Inc.~ 5.750%, 06/01/54	149,453
	TOTAL CONVERTIBLE BONDS (Cost $1,111,486)	1,111,757
CORPORATE BOND (0.1%)
	Information Technology (0.1%)
2,586	Wolfspeed, Inc. 7.000%, 06/15/31 (Cost $6,707)	2,196
NUMBER OF SHARES		VALUE
COMMON STOCKS (56.6%)
	Communication Services (6.6%)
7,044	TEGNA, Inc.	138,556
396	Interpublic Group of Cos., Inc.~	10,161
200	Electronic Arts, Inc.	40,012
		188,729
PRINCIPAL AMOUNT		VALUE
	Consumer Staples (1.9%)
255	Boston Beer Co., Inc. - Class A~#	$52,782
	Energy (2.4%)
303	Noble Corp. PLC	8,893
1,660	SLB Ltd.	59,860
		68,753
	Health Care (4.6%)
3,270	Pfizer, Inc.~	80,606
523	Akero Therapeutics, Inc.#	28,347
1,736	Cross Country Healthcare, Inc.#	21,283
		130,236
	Industrials (8.6%)
423	Norfolk Southern Corp.~	119,870
418	Chart Industries, Inc.#	83,441
3,030	TaskUS, Inc. - Class A#	40,420
		243,731
	Information Technology (6.9%)
509	Blackbaud, Inc.~#	32,596
250	CyberArk Software Ltd.#	130,195
63	Synopsys, Inc.#	28,591
214	Wolfspeed, Inc.#	5,633
		197,015
	Materials (2.4%)
3,215	James Hardie Industries PLC#	67,290
	Real Estate (2.8%)
8,000	Anywhere Real Estate, Inc.#	80,400
	Special Purpose Acquisition Companies (20.4%)#
750	Mak Acquisition Corp. - Class B	7
9,900	Mak Acquisition Corp.	99,099
4,527	Four Leaf Acquisition Corp. - Class A~	53,192
7,970	Everest Consolidator Acquisition Corp.‡‡‡	92,213
12,115	FutureTech II Acquisition Corp. - Class A~	145,622
16,111	Alchemy Investments Acquisition Corp. 1	187,854
		577,987
	TOTAL COMMON STOCKS (Cost $1,591,495)	1,606,923
RIGHTS (0.0%)#
	Consumer Staples (0.0%)
755	Mirati Therapeutics, Inc., (Expires 12/31/99)‡‡‡	755
	Special Purpose Acquisition Companies (0.0%)
23	Quetta Acquisition Corp., (Expires 11/30/24)	40
327	AI Transportation Acquisition Corp., (Expires 10/25/24)	49

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Merger Arbitrage Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
81	Black Hawk Acquisition Corp., (Expires 6/20/25)	$99
		188
	TOTAL RIGHTS (Cost $705)	943
WARRANT (0.0%)#
	Special Purpose Acquisition Company (0.0%)
115	Spark I Acquisition Corp. 11/27/28, Strike $11.50 (Cost $16)	56
	TOTAL INVESTMENTS (95.8%) (Cost $2,710,409)	2,721,875
OTHER ASSETS, LESS LIABILITIES (4.2%)		119,350
NET ASSETS (100.0%)		$2,841,225
COMMON STOCKS SOLD SHORT (-11.0%)#
	Communication Services (-0.3%)
(136)	Omnicom Group, Inc.	(10,203)
	Industrials (-3.3%)
(423)	Union Pacific Corp.	(93,217)
	Information Technology (-4.3%)
(550)	Palo Alto Networks, Inc.	(121,132)
	Real Estate (-3.1%)
(11,488)	Compass, Inc. - Class A	(88,572)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $288,912)	(313,124)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTION (0.0%)#
	Information Technology (0.0%)
(1)	TaskUS, Inc.
(1,334)	Call, 11/21/25, Strike $15.00 (Premium $34)	(18)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $673,037.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#  Non-income producing security.

‡‡‡  Security fair valued using significant unobservable inputs and classified as a Level 3 security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (87.7%)
	Communication Services (9.6%)
6,000,000	AST SpaceMobile, Inc.* 2.375%, 10/15/32	$8,466,300
4,500,000	2.000%, 01/15/36	4,790,655
16,000,000	DoorDash, Inc.* 0.000%, 05/15/30	17,683,200
11,250,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	14,451,637
8,500,000	Live Nation Entertainment, Inc.*^ 2.875%, 01/15/30	9,072,985
4,250,000	Lyft, Inc.* 0.000%, 09/15/30	4,961,620
10,532,000	Uber Technologies, Inc. 0.875%, 12/01/28	15,387,463
5,250,000	0.000%, 12/15/25	6,273,960
7,750,000	Uber Technologies, Inc. (Aurora Innovation, Inc.)*§ 0.000%, 05/15/28	8,207,328
		89,295,148
	Consumer Discretionary (7.8%)
11,750,000	Alibaba Group Holding Ltd. 0.500%, 06/01/31	20,777,525
5,750,000	Carnival Corp. 5.750%, 12/01/27	12,797,200
4,000,000	Etsy, Inc.*^ 1.000%, 06/15/30	4,269,560
4,500,000	Ford Motor Company^ 0.000%, 03/15/26	4,713,255
3,500,000	Lucid Group, Inc.* 5.000%, 04/01/30	2,832,620
4,250,000	NCL Corp. Ltd.* 0.750%, 09/15/30	4,086,758
14,000,000	Rivian Automotive, Inc. 3.625%, 10/15/30	11,970,420
4,750,000	Wayfair, Inc. 3.500%, 11/15/28	11,190,477
		72,637,815
	Consumer Staples (2.0%)
4,250,000	Alnylam Pharmaceuticals, Inc.* 0.000%, 09/15/28	4,253,018
2,250,000	Cytokinetics, Inc.*^ 1.750%, 10/01/31	2,791,620
8,000,000	Jazz Investments I Ltd. 3.125%, 09/15/30	9,755,600
1,750,000	KalVista Pharmaceuticals, Inc.* 3.250%, 10/01/31	1,785,315
		18,585,553
	Energy (0.5%)
5,000,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	4,854,800
PRINCIPAL AMOUNT		VALUE
	Financials (5.5%)
4,500,000	Affirm Holdings, Inc.*^ 0.750%, 12/15/29	$4,902,885
7,500,000	Barclays Bank PLC (Microsoft Corp.)§^ 1.000%, 02/16/29	8,506,725
6,250,000	Cipher Mining, Inc.*^ 0.000%, 10/01/31	8,891,562
6,375,000	Coinbase Global, Inc. 0.250%, 04/01/30	8,151,585
4,095,000	0.000%, 10/01/32*	4,585,704
4,933,000	Galaxy Digital Holdings LP* 0.500%, 05/01/31	4,872,817
2,962,000	IREN Ltd.* 0.000%, 07/01/31	3,136,758
1,211,000	Terawulf, Inc.* 0.000%, 05/01/32	1,255,553
1,750,000	Upstart Holdings, Inc. 2.000%, 10/01/29	2,348,413
4,250,000	WisdomTree, Inc.* 4.625%, 08/15/30	4,364,920
		51,016,922
	Health Care (5.7%)
8,500,000	Alphatec Holdings, Inc.* 0.750%, 03/15/30	12,116,240
3,750,000	Bridgebio Pharma, Inc.^ 2.500%, 03/15/27	6,066,675
6,250,000	Exact Sciences Corp.*~ 2.000%, 03/01/30	7,013,187
8,250,000	Halozyme Therapeutics, Inc. 0.250%, 03/01/27	9,140,505
4,500,000	Ionis Pharmaceuticals, Inc.^ 1.750%, 06/15/28	6,850,395
4,250,000	Ligand Pharmaceuticals, Inc.* 0.750%, 10/01/30	4,985,675
3,500,000	Merit Medical Systems, Inc.* 3.000%, 02/01/29	4,236,540
2,000,000	Tempus AI, Inc.* 0.750%, 07/15/30	2,722,260
		53,131,477
	Industrials (5.9%)
7,500,000	AeroVironment, Inc. 0.000%, 07/15/30	10,505,625
2,000,000	Axon Enterprise, Inc. 0.500%, 12/15/27	6,408,640
3,107,000	Bloom Energy Corp. 0.000%, 11/15/30*††	3,157,986
2,750,000	3.000%, 06/01/28	19,402,377
7,250,000	Fluor Corp.^ 1.125%, 08/15/29	9,351,993
2,250,000	JBT Marel Corp.* 0.375%, 09/15/30	2,100,555

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Convertible Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
3,500,000	Tetra Tech, Inc. 2.250%, 08/15/28	$3,738,105
		54,665,281
	Information Technology (36.2%)
6,500,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	10,388,235
8,000,000	Akamai Technologies, Inc.* 0.250%, 05/15/33	8,096,080
3,250,000	Alignment Healthcare, Inc.* 4.250%, 11/15/29	4,522,440
10,287,000	Cloudflare, Inc.* 0.000%, 06/15/30	12,842,291
4,250,000	Commvault Systems, Inc.* 0.000%, 09/15/30	3,885,945
3,750,000	Core Scientific, Inc.* 0.000%, 06/15/31	4,803,788
1,500,000	3.000%, 09/01/29	3,196,200
16,200,000	CyberArk Software Ltd.* 0.000%, 06/15/30	18,932,130
8,750,000	Datadog, Inc.*^ 0.000%, 12/01/29	9,289,087
8,750,000	Guidewire Software, Inc.*^ 1.250%, 11/01/29	10,360,612
2,250,000	IREN Ltd.* 3.500%, 12/15/29	10,320,457
4,000,000	Itron, Inc.^ 1.375%, 07/15/30	4,125,440
8,500,000	Lumentum Holdings, Inc. 0.375%, 03/15/32*	11,254,765
3,250,000	1.500%, 12/15/29^	9,625,297
8,500,000	MACOM Technology Solutions Holdings, Inc.*^ 0.000%, 12/15/29	9,461,265
4,500,000	MARA Holdings, Inc.* 0.000%, 08/01/32	4,933,485
7,500,000	Mirion Technologies, Inc.* 0.250%, 06/01/30	10,829,025
16,250,000	MKS, Inc.^ 1.250%, 06/01/30	19,486,512
8,750,000	Nebius Group NV* 1.000%, 09/15/30	11,169,375
4,250,000	Nutanix, Inc.*^ 0.500%, 12/15/29	4,689,365
7,250,000	ON Semiconductor Corp. 0.000%, 05/01/27	8,412,103
4,750,000	Parsons Corp.^ 2.625%, 03/01/29	5,417,565
2,500,000	Planet Labs PBC* 0.500%, 10/15/30	3,491,200
2,625,000	Riot Platforms, Inc.* 0.750%, 01/15/30	4,104,713
4,298,000	Rubrik, Inc.* 0.000%, 06/15/30	4,172,241
PRINCIPAL AMOUNT		VALUE
5,500,000	Seagate HDD Cayman 3.500%, 06/01/28	$17,222,920
3,375,000	Shift4 Payments, Inc. 0.000%, 12/15/25	3,372,233
9,000,000	Snowflake, Inc. 0.000%, 10/01/29	16,584,840
7,000,000	Spotify USA, Inc. 0.000%, 03/15/26	9,048,200
20,500,000	Strategy, Inc. 0.000%, 03/01/30*	20,206,235
6,000,000	0.625%, 09/15/28	9,955,080
7,750,000	Super Micro Computer, Inc.* 0.000%, 06/15/30	9,131,205
6,750,000	Terawulf, Inc.* 1.000%, 09/01/31	10,025,100
3,500,000	Tyler Technologies, Inc. 0.250%, 03/15/26	3,659,880
5,000,000	Western Digital Corp. 3.000%, 11/15/28	20,086,000
9,000,000	Zscaler, Inc.* 0.000%, 07/15/28	9,293,490
		336,394,799
	Materials (2.9%)
6,750,000	Centrus Energy Corp.* 0.000%, 08/15/32	11,925,090
5,250,000	Energy Fuels, Inc.* 0.750%, 11/01/31	6,778,485
2,750,000	MP Materials Corp.* 3.000%, 03/01/30	8,343,802
		27,047,377
	Other (0.5%)
4,000,000	Repligen Corp. 1.000%, 12/15/28	4,238,920
	Real Estate (2.2%)
8,750,000	Digital Realty Trust LP* 1.875%, 11/15/29	9,249,363
7,250,000	Welltower OP LLC* 3.125%, 07/15/29	10,774,442
		20,023,805
	Utilities (8.9%)
11,000,000	CMS Energy Corp. 3.375%, 05/01/28	12,127,390
12,000,000	Duke Energy Corp. 4.125%, 04/15/26	12,930,480
17,750,000	NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	22,265,067
11,500,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	13,054,570
11,500,000	Southern Co. 4.500%, 06/15/27	12,764,770

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
8,750,000	WEC Energy Group, Inc.* 3.375%, 06/01/28	$9,030,263
		82,172,540
	TOTAL CONVERTIBLE BONDS (Cost $642,675,523)	814,064,437
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (9.7%)
	Financials (4.0%)
127,810	Apollo Global Management, Inc.~ 6.750%, 07/31/26	8,351,105
173,440	ARES Management Corp. 6.750%, 10/01/27	8,201,978
10,300	Bank of America Corp.^~‡‡ 7.250%	12,988,300
153,130	KKR & Co., Inc. 6.250%, 03/01/28	7,506,433
		37,047,816
	Industrials (3.2%)
397,810	Boeing Co.~ 6.000%, 10/15/27	25,746,263
81,910	QXO, Inc. 5.500%, 05/15/28	4,181,506
		29,927,769
	Information Technology (1.9%)
155,590	Hewlett Packard Enterprise Co. 7.625%, 09/01/27	10,514,772
120,070	Microchip Technology, Inc.^ 7.500%, 03/15/28	6,952,053
		17,466,825
	Materials (0.6%)
141,385	Albemarle Corp.^ 7.250%, 03/01/27	6,253,458
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $83,431,345)	90,695,868
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.1%)#
	Information Technology (0.0%)
70	Microsoft Corp.
3,624,670	Call, 05/15/26, Strike $540.00	$246,750
	Other (0.1%)
1,000	Invesco QQQ Trust Series 1
62,907,000	Put, 12/31/25, Strike $585.00	764,500
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $1,666,047)	1,011,250
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.6%)
51,798,783	State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $51,798,783)	51,798,783
	TOTAL INVESTMENTS (103.1%) (Cost $779,571,698)	957,570,338
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.6%)		(51,798,783)
OTHER ASSETS, LESS LIABILITIES (2.5%)		22,749,751
NET ASSETS (100.0%)		$928,521,306

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Hong Kong Dollar	11/21/25	9,362,000	$1,205,222	$(203)
Northern Trust Company	Hong Kong Dollar	11/21/25	7,269,000	935,778	1,879
					$1,676
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Hong Kong Dollar	11/21/25	7,297,000	$939,383	$(817)
Northern Trust Company	Hong Kong Dollar	11/21/25	9,861,000	1,269,461	(562)
Northern Trust Company	Hong Kong Dollar	11/21/25	15,337,000	1,974,417	(3,490)
State Street Bank and Trust	Hong Kong Dollar	11/21/25	19,083,000	2,456,660	378
Bank of New York	Hong Kong Dollar	11/21/25	103,062,000	13,267,740	(8,159)
					$(12,650)

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Convertible Fund Schedule of Investments October 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $30,984,202.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

††  When-issued security.

‡‡  Perpetual maturity.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Convertible Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (87.1%)
		Communication Services (13.8%)
783,000		AST SpaceMobile, Inc.* 2.375%, 10/15/32	$1,104,852
2,775,000		DoorDash, Inc.* 0.000%, 05/15/30	3,066,930
5,323,000		JD.com, Inc. 0.250%, 06/01/29	5,627,582
1,480,000		Lyft, Inc.* 0.000%, 09/15/30	1,727,811
2,789,000		MakeMyTrip Ltd.* 0.000%, 07/01/30	2,689,572
1,257,000		Snap, Inc. 0.500%, 05/01/30	1,092,170
2,522,000		Trip.com Group Ltd. 0.750%, 06/15/29	3,086,171
1,196,000		Uber Technologies, Inc. 0.875%, 12/01/28	1,747,380
614,000		Uber Technologies, Inc. (Aurora Innovation, Inc.)§* 0.000%, 05/15/28	650,232
1,119,000		Wix.com Ltd.* 0.000%, 09/15/30	1,110,216
			21,902,916
		Consumer Discretionary (16.0%)
2,363,200	EUR	Accor SA 0.700%, 12/07/27	1,540,771
3,386,000		Alibaba Group Holding Ltd. 0.500%, 06/01/31	5,987,464
1,411,000		Etsy, Inc.*^ 1.000%, 06/15/30	1,506,087
1,329,000		Farfetch Ltd.@ 3.750%, 05/01/27	9,569
160,000,000	JPY	Kyoritsu Maintenance Co. Ltd. 0.000%, 01/29/26	1,331,091
970,000		Lucid Group, Inc.* 5.000%, 04/01/30	785,040
1,752,000		Meritage Homes Corp.^ 1.750%, 05/15/28	1,745,132
1,492,000		NCL Corp. Ltd.* 0.750%, 09/15/30	1,434,692
646,000		NIO, Inc. 4.625%, 10/15/30	654,127
1,200,000	EUR	Pirelli & C SpA 0.000%, 12/22/25	1,458,729
2,569,000		Rivian Automotive, Inc. 4.625%, 03/15/29	2,517,800
160,000,000	JPY	Sanrio Co. Ltd. 0.000%, 12/14/28	2,928,277
914,000		Wayfair, Inc. 3.500%, 11/15/28	2,153,284
1,283,000		Wynn Macau Ltd.* 4.500%, 03/07/29	1,349,549
			25,401,612
PRINCIPAL AMOUNT			VALUE
		Consumer Staples (3.7%)
1,502,000		Alnylam Pharmaceuticals, Inc.* 0.000%, 09/15/28	$1,503,066
600,000	EUR	Davide Campari-Milano NV^ 2.375%, 01/17/29	678,975
1,208,000		Enovis Corp. 3.875%, 10/15/28	1,207,916
1,000,000	EUR	Fomento Economico Mexicano SAB de CV (Heineken Holding NV)§ 2.625%, 02/24/26	1,152,604
1,500,000		Oddity Finance LLC* 0.000%, 06/15/30	1,328,055
			5,870,616
		Energy (3.4%)
2,300,000	EUR	Eni SpA 2.950%, 09/14/30	2,818,830
670,000		Nabors Industries, Inc. 1.750%, 06/15/29	523,330
1,341,000		Northern Oil & Gas, Inc. 3.625%, 04/15/29	1,302,057
500,000	EUR	Saipem SpA 2.875%, 09/11/29	815,610
			5,459,827
		Financials (2.7%)
720,000		Coinbase Global, Inc.* 0.000%, 10/01/32	806,278
622,000		Global Payments, Inc.^ 1.500%, 03/01/31	561,262
516,000		IREN Ltd.* 0.000%, 07/01/31	546,444
2,037,000		Rexford Industrial Realty LP*^ 4.125%, 03/15/29	2,061,118
409,000		Terawulf, Inc.* 0.000%, 05/01/32	424,047
			4,399,149
		Health Care (4.9%)
841,000		CONMED Corp. 2.250%, 06/15/27	805,317
623,000		Dexcom, Inc. 0.375%, 05/15/28	566,307
785,000		Halozyme Therapeutics, Inc. 1.000%, 08/15/28	1,033,201
622,000		0.250%, 03/01/27	689,139
753,000		Ionis Pharmaceuticals, Inc.^ 0.000%, 04/01/26	1,019,645
1,295,000		Jazz Investments I Ltd. 2.000%, 06/15/26	1,389,794
415,000		Lantheus Holdings, Inc. 2.625%, 12/15/27	460,492
941,000		NeoGenomics, Inc. 0.250%, 01/15/28	822,942

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Global Convertible Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT			VALUE
618,000		TransMedics Group, Inc. 1.500%, 06/01/28	$985,265
			7,772,102
		Industrials (5.2%)
370,000		AeroVironment, Inc. 0.000%, 07/15/30	518,278
2,392,000		Bloom Energy Corp.*†† 0.000%, 11/15/30	2,431,253
180,000,000	JPY	Daifuku Co. Ltd. 0.000%, 09/13/30	1,763,687
600,000	EUR	Duerr AG 0.750%, 01/15/26	688,685
700,000		L&F Co. Ltd. 2.500%, 04/26/30	543,956
600,000	EUR	SPIE SA 2.000%, 01/17/28	972,853
1,100,000	EUR	Vinci SA 0.700%, 02/18/30	1,308,640
			8,227,352
		Information Technology (26.2%)
978,000		Akamai Technologies, Inc. 1.125%, 02/15/29	924,484
695,000		0.250%, 05/15/33*^	703,347
1,352,000		Bill Holdings, Inc.* 0.000%, 04/01/30	1,199,670
996,000		Bitfarms Ltd.* 1.375%, 01/15/31	898,462
1,400,000		CyberArk Software Ltd.* 0.000%, 06/15/30	1,636,110
1,358,000		Datadog, Inc.*^ 0.000%, 12/01/29	1,441,666
718,000		DigitalOcean Holdings, Inc.*^ 0.000%, 08/15/30	898,125
1,374,000		Dropbox, Inc. 0.000%, 03/01/28	1,402,854
637,000		Five9, Inc. 1.000%, 03/15/29	568,803
600,000		Gigabyte Technology Co. Ltd. 0.000%, 07/27/28	646,926
649,000		Guidewire Software, Inc.* 1.250%, 11/01/29	768,461
1,166,000		Lumentum Holdings, Inc. 1.500%, 12/15/29^	3,453,261
137,000		0.375%, 03/15/32*	181,400
633,000		MKS, Inc. 1.250%, 06/01/30	759,075
1,505,000		Nebius Group NV* 2.750%, 09/15/32	1,929,711
1,505,000		1.000%, 09/15/30	1,921,133
2,252,000		Nutanix, Inc.* 0.500%, 12/15/29	2,484,812
PRINCIPAL AMOUNT			VALUE
1,301,000		ON Semiconductor Corp. 0.500%, 03/01/29	$1,208,668
824,000		0.000%, 05/01/27	956,079
621,000		Parsons Corp.^ 2.625%, 03/01/29	708,275
1,395,000		Rubrik, Inc.* 0.000%, 06/15/30	1,354,182
717,000		Seagate HDD Cayman 3.500%, 06/01/28	2,245,243
329,000		Shift4 Payments, Inc.^ 0.000%, 12/15/25	328,730
600,000		SK Hynix, Inc. 1.750%, 04/11/30	2,836,434
4,539,000		Strategy, Inc.* 0.000%, 12/01/29	3,965,043
796,000		Tyler Technologies, Inc. 0.250%, 03/15/26	832,361
1,354,000		Unity Software, Inc.*^ 0.000%, 03/15/30	1,766,713
1,253,000		Varonis Systems, Inc. 1.000%, 09/15/29	1,172,758
977,000		Workiva, Inc. 1.250%, 08/15/28	973,043
120,000		1.125%, 08/15/26	140,153
1,243,000		Xero Investments Ltd. 1.625%, 06/12/31	1,360,836
			41,666,818
		Materials (4.7%)
1,448,000		Amyris, Inc.@ 0.000%, 11/15/26	10,773
1,450,000		Centrus Energy Corp.* 0.000%, 08/15/32	2,561,686
1,200,000		Gold Pole Capital Co. Ltd. 1.000%, 06/25/29	2,084,832
200,000,000	JPY	Kansai Paint Co. Ltd. 0.000%, 03/08/29	1,388,930
200,000,000	JPY	0.000%, 03/07/31	1,379,353
			7,425,574
		Real Estate (0.8%)
1,290,000		Digital Realty Trust LP* 1.875%, 11/15/29	1,363,620
		Utilities (5.7%)
1,282,000		American Water Capital Corp. 3.625%, 06/15/26	1,278,320
1,430,000		CMS Energy Corp. 3.375%, 05/01/28	1,576,561
2,892,000		Duke Energy Corp. 4.125%, 04/15/26	3,116,246
1,307,000		PPL Capital Funding, Inc. 2.875%, 03/15/28	1,483,680

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Convertible Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
1,539,000	Southern Co.* 3.250%, 06/15/28	$1,568,472
		9,023,279
	TOTAL CONVERTIBLE BONDS (Cost $122,800,109)	138,512,865
CORPORATE BOND (0.1%)
	Information Technology (0.1%)
223,541	LivePerson, Inc.* 10.000%, 12/15/29	105,064
	TOTAL CORPORATE BONDS (Cost $168,807)	105,064
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (6.9%)
	Financials (2.3%)
32,723	Apollo Global Management, Inc. 6.750%, 07/31/26	2,138,121
31,427	KKR & Co., Inc. 6.250%, 03/01/28	1,540,551
		3,678,672
	Industrials (3.6%)
76,944	Boeing Co. 6.000%, 10/15/27	4,979,816
13,927	QXO, Inc. 5.500%, 05/15/28	710,973
		5,690,789
	Information Technology (1.0%)
24,968	Hewlett Packard Enterprise Co. 7.625%, 09/01/27	1,687,338
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,135,325)	11,056,799
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (0.7%)
	Other (0.7%)
1,071,000	U.S. Treasury Notes 3.875%, 03/31/27 (Cost $1,071,755)	1,074,284
COMMON STOCK (0.0%)
	Information Technology (0.0%)
10,221	LivePerson, Inc.# (Cost $96,524)	64,494
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.4%)#
		Consumer Discretionary (0.2%)
34	EUR	LVMH Moet Hennessy Louis
2,084,932		Vuitton SE Call, 03/20/26, Strike 550.00 (Cost $182,608)	$323,671
		Industrials (0.2%)
93	EUR	Airbus SE
2,029,213		Call, 06/19/26, Strike 190.00 (Cost $230,500)	354,810
		TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $413,108)	678,481
NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.9%)
12,610,305		State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $12,610,305)	12,610,305
		TOTAL INVESTMENTS (103.1%) (Cost $146,295,933)	164,102,292
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.9%)			(12,610,305)
OTHER ASSETS, LESS LIABILITIES (4.8%)			7,579,884
NET ASSETS (100.0%)			$159,071,871

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

@  In default status and considered non-income producing.

††  When-issued security.

#  Non-income producing security.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Global Convertible Fund Schedule of Investments October 31, 2025

FOREIGN CURRENCY ABBREVIATIONS

EUR  European Monetary Unit

JPY  Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at anydate on or before the date shown.

CURRENCY EXPOSURE
OCTOBER 31, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$143,196,776	87.3%
European Monetary Unit	12,114,178	7.4%
Japanese Yen	8,791,338	5.3%
Total Investments	$164,102,292	100.0%

Currency exposure may vary over time.
See accompanying Notes to Schedule of Investments

www.calamos.com

Timpani Small Cap Growth Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
COMMON STOCKS (99.5%)
	Communication Services (0.9%)
849,542	CuriosityStream, Inc.	$3,687,012
76,904	Magnite, Inc.#	1,375,044
		5,062,056
	Consumer Discretionary (13.6%)
18,571	Adtalem Global Education, Inc.#	1,820,329
55,368	Boot Barn Holdings, Inc.#	10,500,541
74,325	Five Below, Inc.#	11,689,093
915,729	Genius Sports Ltd.#	10,311,108
9,118	Installed Building Products, Inc.	2,263,361
495,675	Latham Group, Inc.#	3,593,644
77,064	Lincoln Educational Services Corp.#	1,496,583
38,884	Modine Manufacturing Co.#	5,957,418
863,786	Rush Street Interactive, Inc.#	14,649,811
64,562	Sportradar Group AG - Class A#	1,653,433
23,718	Stride, Inc.#	1,613,773
825,614	Super Group SGHC Ltd.	8,916,631
156,394	ThredUp, Inc. - Class A#	1,374,703
		75,840,428
	Consumer Staples (2.1%)
17,646	elf Beauty, Inc.#	2,155,282
888,440	Mama's Creations, Inc.#	9,408,580
		11,563,862
	Energy (0.2%)
39,708	Natural Gas Services Group, Inc.	1,105,471
	Financials (5.9%)
92,625	Dave, Inc.#	22,167,015
19,776	Piper Sandler Cos.	6,313,686
19,012	Sezzle, Inc.#	1,246,237
71,238	Skyward Specialty Insurance Group, Inc.#	3,247,740
		32,974,678
	Health Care (25.4%)
509,530	Adaptive Biotechnologies Corp.#	8,845,441
132,433	ADMA Biologics, Inc.#	2,050,063
74,042	Artivion, Inc.#	3,359,286
179,877	Beta Bionics, Inc.#	4,896,252
34,899	Corcept Therapeutics, Inc.#	2,564,030
180,031	Eton Pharmaceuticals, Inc.#	3,242,358
435,771	Exagen, Inc.#	5,085,448
111,788	GeneDx Holdings Corp.#	15,304,895
118,219	Guardant Health, Inc.#	10,996,731
36,214	Harrow, Inc.#	1,367,803
106,022	Indivior PLC#	3,113,866
54,607	Insmed, Inc.#	10,353,487
NUMBER OF SHARES		VALUE
84,688	iRadimed Corp.	$6,504,885
34,821	iRhythm Technologies, Inc.#	6,521,973
394,305	KORU Medical Systems, Inc.#	1,561,448
152,292	LENZ Therapeutics, Inc.#	4,526,118
52,995	Ligand Pharmaceuticals, Inc.#	10,138,473
10,571	Madrigal Pharmaceuticals, Inc.#	4,428,192
675,050	MannKind Corp.#	3,773,529
440,959	MDxHealth SA#	2,169,518
77,201	Mirum Pharmaceuticals, Inc.#	5,608,653
484,832	OptimizeRx Corp.#	9,934,208
291,314	Owlet, Inc.#	2,709,220
95,145	SI-BONE, Inc.#	1,411,000
38,721	Tarsus Pharmaceuticals, Inc.#	2,664,392
122,080	Travere Therapeutics, Inc.#	4,292,333
379,504	Xeris Biopharma Holdings, Inc.#	3,681,189
		141,104,791
	Industrials (21.1%)
377,225	Amprius Technologies, Inc.#	5,315,100
58,189	Argan, Inc.	17,818,054
5,822	Axon Enterprise, Inc.#	4,263,043
24,388	Bloom Energy Corp. - Class A#	3,223,118
101,102	CECO Environmental Corp.#	4,942,877
432,904	Electrovaya, Inc.#	2,800,889
14,253	ESCO Technologies, Inc.	3,128,106
37,266	FTAI Aviation Ltd.	6,443,291
207,269	Graham Corp.#	12,910,786
46,221	Kratos Defense & Security Solutions, Inc.#	4,187,623
111,039	Mercury Systems, Inc.#	8,595,529
1,021,966	NPK International, Inc.#	12,570,182
90,095	Perma-Pipe International Holdings, Inc.#	2,497,433
48,097	Primoris Services Corp.	6,806,688
33,609	Sterling Infrastructure, Inc.#	12,700,841
191,224	TAT Technologies Ltd.#	8,031,408
118,129	Tecogen, Inc.#	1,178,927
		117,413,895
	Information Technology (25.3%)
28,560	Advanced Energy Industries, Inc.	5,789,969
85,927	Aeluma, Inc.#	1,401,469
170,164	Allot Ltd.#	1,638,679
73,751	Calix, Inc.#	5,046,043
8,734	Celestica, Inc.#	3,008,688
16,231	Ciena Corp.#	3,082,592
80,739	Credo Technology Group Holding Ltd.#	15,148,251
67,382	D-Wave Quantum, Inc.#	2,497,177
652,369	Evolv Technologies Holdings, Inc.#	5,049,336
289,872	Extreme Networks, Inc.#	5,513,365

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Timpani Small Cap Growth Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
20,031	Impinj, Inc.#	$4,049,467
45,385	IonQ, Inc.#	2,831,116
169,259	JFrog Ltd.#	8,036,417
1,100,535	LightPath Technologies, Inc. - Class A#	9,552,644
122,618	Lumentum Holdings, Inc.#	24,714,884
68,715	Pegasystems, Inc.	4,373,710
447,124	Porch Group, Inc.#	6,729,216
36,951	Rambus, Inc.#	3,800,041
242,085	Red Violet, Inc.	12,983,019
46,056	SiTime Corp.#	13,339,660
24,592	Tower Semiconductor Ltd.#	2,094,501
		140,680,244
	Materials (5.0%)
31,878	Carpenter Technology Corp.	10,070,260
43,902	MP Materials Corp.#	2,769,777
818,754	U.S. Antimony Corp.#	6,607,345
417,705	USA Rare Earth, Inc.#	8,124,362
		27,571,744
	TOTAL COMMON STOCKS (Cost $360,927,219)	553,317,169
	TOTAL INVESTMENTS (99.5%) (Cost $360,927,219)	553,317,169
OTHER ASSETS, LESS LIABILITIES (0.5%)		2,934,300
NET ASSETS (100.0%)		$556,251,469

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

See accompanying Notes to Schedule of Investments

www.calamos.com

Timpani SMID Growth Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
COMMON STOCKS (99.7%)
	Communication Services (0.2%)
4,139	Magnite, Inc.#	$74,005
	Consumer Discretionary (13.6%)
988	Adtalem Global Education, Inc.#	96,844
3,438	Boot Barn Holdings, Inc.#	652,017
1,640	Carvana Co.#	502,726
5,688	Five Below, Inc.#	894,552
25,096	Genius Sports Ltd.#	282,581
6,822	Lincoln Educational Services Corp.#	132,483
1,819	Modine Manufacturing Co.#	278,689
55,769	Rush Street Interactive, Inc.#	945,842
3,702	Somnigroup International, Inc.	293,717
4,333	Sportradar Group AG - Class A#	110,968
1,168	Stride, Inc.#	79,471
37,273	Super Group SGHC Ltd.	402,548
972	TopBuild Corp.#	410,650
		5,083,088
	Consumer Staples (3.1%)
9,796	Celsius Holdings, Inc.#	590,013
1,182	elf Beauty, Inc.#	144,369
38,103	Mama's Creations, Inc.#	403,511
		1,137,893
	Financials (6.5%)
6,064	Dave, Inc.#	1,451,236
3,080	Paymentus Holdings, Inc. - Class A#	88,088
985	Sezzle, Inc.#	64,567
4,396	Skyward Specialty Insurance Group, Inc.#	200,414
5,092	Stifel Financial Corp.	603,046
		2,407,351
	Health Care (18.2%)
24,208	Adaptive Biotechnologies Corp.#	420,251
7,201	ADMA Biologics, Inc.#	111,471
4,513	Artivion, Inc.#	204,755
3,384	Corcept Therapeutics, Inc.#	248,622
5,064	GeneDx Holdings Corp.#	693,312
6,744	Guardant Health, Inc.#	627,327
4,585	Insmed, Inc.#	869,316
6,435	Ionis Pharmaceuticals, Inc.#	478,121
2,032	iRhythm Technologies, Inc.#	380,594
2,363	Ligand Pharmaceuticals, Inc.#	452,066
404	Madrigal Pharmaceuticals, Inc.#	169,236
41,643	MannKind Corp.#	232,784
4,663	Mirum Pharmaceuticals, Inc.#	338,767
1,838	Natera, Inc.#	365,633
639	Penumbra, Inc.#	145,289
NUMBER OF SHARES		VALUE
3,918	Summit Therapeutics, Inc.#	$74,089
2,301	Tarsus Pharmaceuticals, Inc.#	158,332
4,781	Tempus AI, Inc.#	429,573
7,141	Travere Therapeutics, Inc.#	251,078
14,563	Xeris Biopharma Holdings, Inc.#	141,261
		6,791,877
	Industrials (24.8%)
21,841	Amprius Technologies, Inc.#	307,740
3,470	Argan, Inc.	1,062,549
3,054	Armstrong World Industries, Inc.	581,573
935	Axon Enterprise, Inc.#	684,635
976	Bloom Energy Corp. - Class A#	128,988
7,482	CECO Environmental Corp.#	365,795
2,403	CH Robinson Worldwide, Inc.	370,038
389	Comfort Systems USA, Inc.	375,611
4,774	Embraer SA (ADR)	307,828
345	EMCOR Group, Inc.	233,144
775	ESCO Technologies, Inc.	170,089
4,008	FTAI Aviation Ltd.	692,983
1,913	Kratos Defense & Security Solutions, Inc.#	173,318
1,974	MasTec, Inc.#	403,012
7,178	Mercury Systems, Inc.#	555,649
38,835	NPK International, Inc.#	477,670
3,495	Primoris Services Corp.	494,612
781	RBC Bearings, Inc.#	334,682
7,232	Rocket Lab Corp.#	455,471
1,999	Sterling Infrastructure, Inc.#	755,422
4,280	TAT Technologies Ltd.#	179,760
846	XPO, Inc.#	121,714
		9,232,283
	Information Technology (29.4%)
1,515	Advanced Energy Industries, Inc.	307,136
1,991	AppLovin Corp. - Class A#	1,268,924
3,378	Calix, Inc.#	231,123
1,757	Celestica, Inc.#	605,251
1,086	Ciena Corp.#	206,253
4,062	Credo Technology Group Holding Ltd.#	762,112
623	CyberArk Software Ltd.#	324,446
2,825	D-Wave Quantum, Inc.#	104,694
13,131	Evolv Technologies Holdings, Inc.#	101,634
18,574	Extreme Networks, Inc.#	353,277
115	Fair Isaac Corp.#	190,846
2,044	Guidewire Software, Inc.#	477,560
1,093	Impinj, Inc.#	220,961
1,505	IonQ, Inc.#	93,882
10,027	JFrog Ltd.#	476,082

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Timpani SMID Growth Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
9,394	Lumentum Holdings, Inc.#	$1,893,455
283	Manhattan Associates, Inc.#	51,526
672	Monolithic Power Systems, Inc.	675,360
5,863	Pegasystems, Inc.	373,180
8,710	Pure Storage, Inc. - Class A#	859,677
6,709	Red Violet, Inc.	359,804
1,519	Samsara, Inc. - Class A#	61,018
2,765	SiTime Corp.#	800,855
1,651	Tower Semiconductor Ltd.#	140,616
		10,939,672
	Materials (3.9%)
2,271	Carpenter Technology Corp.	717,409
2,945	MP Materials Corp.#	185,800
27,756	USA Rare Earth, Inc.#	539,854
		1,443,063
	TOTAL COMMON STOCKS (Cost $24,452,044)	37,109,232
	TOTAL INVESTMENTS (99.7%) (Cost $24,452,044)	37,109,232
OTHER ASSETS, LESS LIABILITIES (0.3%)		112,639
NET ASSETS (100.0%)		$37,221,871

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

ABBREVIATION

ADR  American Depositary Receipt

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
COMMON STOCKS (99.5%)
	Communication Services (18.3%)
516,000	Alphabet, Inc. - Class A~	$145,094,040
19,017	Magnite, Inc.#	340,024
105,016	Meta Platforms, Inc. - Class A	68,087,124
41,947	Netflix, Inc.~#	46,932,820
36,500	Spotify Technology SA#	23,919,180
57,000	T-Mobile U.S., Inc.	11,972,850
277,000	Uber Technologies, Inc.#	26,730,500
		323,076,538
	Consumer Discretionary (15.1%)
4,545	Adtalem Global Education, Inc.#	445,501
584,000	Amazon.com, Inc.~#	142,624,480
2,495	Booking Holdings, Inc.~	12,668,961
15,738	Boot Barn Holdings, Inc.#^	2,984,712
7,552	Carvana Co.#^	2,314,990
126,900	DoorDash, Inc. - Class A#	32,279,553
26,193	Five Below, Inc.#	4,119,373
115,320	Genius Sports Ltd.#	1,298,503
31,385	Lincoln Educational Services Corp.#^	609,497
33,200	Lowe's Cos., Inc.	7,905,916
8,333	Modine Manufacturing Co.#^	1,276,699
36,500	Royal Caribbean Cruises Ltd.	10,469,295
256,266	Rush Street Interactive, Inc.#^	4,346,271
16,952	Somnigroup International, Inc.^	1,344,972
19,843	Sportradar Group AG - Class A#^	508,179
5,350	Stride, Inc.#^	364,014
171,553	Super Group SGHC Ltd.	1,852,772
79,200	Tesla, Inc.#	36,159,552
4,454	TopBuild Corp.#^	1,881,726
		265,454,966
	Consumer Staples (1.4%)
45,047	Celsius Holdings, Inc.#	2,713,181
5,412	elf Beauty, Inc.#^	661,022
174,956	Mama's Creations, Inc.#^	1,852,784
188,500	Walmart, Inc.	19,072,430
		24,299,417
	Financials (5.0%)
23,600	American Express Co.	8,513,228
27,781	Dave, Inc.#^	6,648,549
14,151	Paymentus Holdings, Inc. - Class A#^	404,719
14,000	S&P Global, Inc.	6,820,940
4,517	Sezzle, Inc.#^	296,089
20,131	Skyward Specialty Insurance Group, Inc.#	917,772
23,341	Stifel Financial Corp.	2,764,275
NUMBER OF SHARES		VALUE
155,000	Visa, Inc. - Class A	$52,814,700
112,000	Wells Fargo & Co.	9,740,640
		88,920,912
	Health Care (7.8%)
111,056	Adaptive Biotechnologies Corp.#	1,927,932
33,026	ADMA Biologics, Inc.#	511,243
20,764	Artivion, Inc.#	942,063
149,000	Boston Scientific Corp.#	15,007,280
15,496	Corcept Therapeutics, Inc.#^	1,138,491
43,900	Eli Lilly & Co.	37,879,554
23,187	GeneDx Holdings Corp.#^	3,174,532
29,713	Guardant Health, Inc.#	2,763,903
21,097	Insmed, Inc.#	3,999,991
26,750	Intuitive Surgical, Inc.#	14,291,990
29,596	Ionis Pharmaceuticals, Inc.#^	2,198,983
55,300	IQVIA Holdings, Inc.#	11,970,238
9,306	iRhythm Technologies, Inc.#	1,743,014
10,870	Ligand Pharmaceuticals, Inc.#^	2,079,540
1,850	Madrigal Pharmaceuticals, Inc.#^	774,965
191,374	MannKind Corp.#^	1,069,781
21,362	Mirum Pharmaceuticals, Inc.#^	1,551,949
7,956	Natera, Inc.#	1,582,687
2,928	Penumbra, Inc.#	665,739
30,750	Stryker Corp.	10,954,380
18,025	Summit Therapeutics, Inc.#^	340,853
10,572	Tarsus Pharmaceuticals, Inc.#^	727,459
21,961	Tempus AI, Inc.#^	1,973,196
28,500	Thermo Fisher Scientific, Inc.	16,170,615
32,701	Travere Therapeutics, Inc.#^	1,149,767
67,002	Xeris Biopharma Holdings, Inc.#	649,919
		137,240,064
	Industrials (4.4%)
100,262	Amprius Technologies, Inc.#	1,412,692
15,922	Argan, Inc.^	4,875,476
13,981	Armstrong World Industries, Inc.	2,662,402
4,298	Axon Enterprise, Inc.#	3,147,124
4,483	Bloom Energy Corp. - Class A#^	592,473
98,100	Boeing Co.#	19,720,062
34,424	CECO Environmental Corp.#^	1,682,989
11,055	CH Robinson Worldwide, Inc.	1,702,359
1,791	Comfort Systems USA, Inc.	1,729,354
41,600	Eaton Corp. PLC	15,872,896
21,861	Embraer SA (ADR)^	1,409,597
1,461	EMCOR Group, Inc.	987,315
3,567	ESCO Technologies, Inc.	782,849
18,350	FTAI Aviation Ltd.	3,172,715
8,785	Kratos Defense & Security Solutions, Inc.#^	795,921

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Growth Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
9,082	MasTec, Inc.#	$1,854,181
33,097	Mercury Systems, Inc.#^	2,562,039
177,798	NPK International, Inc.#	2,186,915
16,081	Primoris Services Corp.	2,275,783
3,591	RBC Bearings, Inc.#	1,538,851
33,116	Rocket Lab Corp.#^	2,085,646
9,194	Sterling Infrastructure, Inc.#^	3,474,413
19,597	TAT Technologies Ltd.#	823,074
3,887	XPO, Inc.#^	559,223
		77,906,349
	Information Technology (46.5%)
6,969	Advanced Energy Industries, Inc.^	1,412,825
32,000	Analog Devices, Inc.	7,492,160
460,000	Apple, Inc.	124,370,200
54,500	Applied Materials, Inc.	12,703,950
9,151	AppLovin Corp. - Class A#	5,832,207
42,000	Arista Networks, Inc.#	6,622,980
181,700	Broadcom, Inc.	67,161,771
15,464	Calix, Inc.#	1,058,047
8,097	Celestica, Inc.#	2,789,255
4,991	Ciena Corp.#	947,891
18,666	Credo Technology Group Holding Ltd.#	3,502,115
2,870	CyberArk Software Ltd.#	1,494,639
12,944	D-Wave Quantum, Inc.#^	479,705
73,000	Datadog, Inc. - Class A#	11,885,130
60,414	Evolv Technologies Holdings, Inc.#	467,604
85,042	Extreme Networks, Inc.#	1,617,499
527	Fair Isaac Corp.#	874,572
9,088	Guidewire Software, Inc.#	2,123,320
5,007	Impinj, Inc.#^	1,012,215
31,000	Intuit, Inc.	20,694,050
6,918	IonQ, Inc.#^	431,545
45,936	JFrog Ltd.#	2,181,041
43,159	Lumentum Holdings, Inc.#^	8,699,128
1,298	Manhattan Associates, Inc.#	236,327
288,000	Microsoft Corp.	149,129,280
42,600	MongoDB, Inc.#	15,328,332
3,015	Monolithic Power Systems, Inc.	3,030,075
1,071,100	NVIDIA Corp.	216,887,039
66,000	Oracle Corp.	17,332,260
42,700	Palantir Technologies, Inc. - Class A#	8,560,069
41,400	Palo Alto Networks, Inc.#	9,117,936
26,976	Pegasystems, Inc.^	1,717,022
40,005	Pure Storage, Inc. - Class A#	3,948,494
30,716	Red Violet, Inc.^	1,647,299
6,964	Samsara, Inc. - Class A#	279,744
28,300	ServiceNow, Inc.#	26,015,624
12,721	SiTime Corp.#^	3,684,510
NUMBER OF SHARES		VALUE
90,860	Snowflake, Inc.#	$24,975,597
24,750	Synopsys, Inc.#	11,232,045
95,500	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	28,691,065
7,595	Tower Semiconductor Ltd.#^	646,866
38,400	Zebra Technologies Corp. - Class A#	10,339,200
		818,652,633
	Materials (1.0%)
10,401	Carpenter Technology Corp.	3,285,676
13,493	MP Materials Corp.#^	851,273
31,400	Sherwin-Williams Co.	10,831,116
127,855	USA Rare Earth, Inc.#^	2,486,780
		17,454,845
	TOTAL COMMON STOCKS (Cost $694,707,557)	1,753,005,724
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (0.1%)#
	Information Technology (0.1%)
1,700	NVIDIA Corp.
34,423,300	Put, 11/21/25, Strike $195.00 (Cost $1,095,443)	1,062,500
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.3%)
23,806,222	State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $23,806,222)	23,806,222
	TOTAL INVESTMENTS (100.9%) (Cost $719,609,222)	1,777,874,446
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.4%)		(23,806,222)
OTHER ASSETS, LESS LIABILITIES (0.4%)		7,797,948
NET ASSETS (100.0%)		$1,761,866,172
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTION (0.0%)#
	Information Technology (0.0%)
(1,700)	NVIDIA Corp.
(34,423,300)	Put, 11/21/25, Strike $175.00 (Premium $296,154)	$(289,000)

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth Fund Schedule of Investments October 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $54,089,830.

#  Non-income producing security.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

ABBREVIATION

ADR  American Depositary Receipt

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Growth and Income Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (18.1%)
	Communication Services (3.1%)
8,600,000	Alibaba Group Holding Ltd. 0.000%, 09/15/32	$9,720,580
8,170,000	AST SpaceMobile, Inc.* 2.000%, 01/15/36	8,697,700
5,065,000	2.375%, 10/15/32	7,146,968
28,475,000	DoorDash, Inc.* 0.000%, 05/15/30	31,470,570
7,315,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	9,396,776
7,685,000	Lyft, Inc.* 0.000%, 09/15/30	8,971,776
13,580,000	Uber Technologies, Inc. 0.875%, 12/01/28	19,840,652
7,145,000	Uber Technologies, Inc. (Aurora Innovation, Inc.)§* 0.000%, 05/15/28	7,566,627
		102,811,649
	Consumer Discretionary (0.6%)
8,644,000	Etsy, Inc.* 1.000%, 06/15/30	9,226,519
9,390,000	NCL Corp. Ltd.* 0.750%, 09/15/30	9,029,330
		18,255,849
	Consumer Staples (0.6%)
7,835,000	Alnylam Pharmaceuticals, Inc.* 0.000%, 09/15/28	7,840,563
11,750,000	Oddity Finance LLC* 0.000%, 06/15/30	10,403,097
		18,243,660
	Financials (1.2%)
7,565,000	Coinbase Global, Inc.* 0.000%, 10/01/32	8,471,514
3,725,000	Federal Realty OP LP*^ 3.250%, 01/15/29	3,743,662
4,386,000	Galaxy Digital Holdings LP* 0.500%, 05/01/31	4,332,491
5,885,000	Morgan Stanley Finance LLC (JPMorgan Chase & Co.)§ 1.000%, 11/23/27	11,961,263
3,375,000	Terawulf, Inc.* 0.000%, 05/01/32	3,499,166
7,655,000	WisdomTree, Inc.* 4.625%, 08/15/30	7,861,991
		39,870,087
	Industrials (1.8%)
6,825,000	AeroVironment, Inc.^ 0.000%, 07/15/30	9,560,119
2,405,000	Axon Enterprise, Inc. 0.500%, 12/15/27	7,706,390
PRINCIPAL AMOUNT		VALUE
7,757,000	Bloom Energy Corp.*†† 0.000%, 11/15/30	$7,884,292
7,200,000	Fluor Corp. 1.125%, 08/15/29	9,287,496
7,780,000	JBT Marel Corp.* 0.375%, 09/15/30	7,263,252
8,805,000	Mirion Technologies, Inc.* 0.000%, 10/01/31	10,971,470
5,615,000	Tetra Tech, Inc. 2.250%, 08/15/28	5,996,989
		58,670,008
	Information Technology (7.4%)
9,405,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	15,030,977
14,360,000	Cloudflare, Inc.*^ 0.000%, 06/15/30	17,927,024
21,800,000	CyberArk Software Ltd.* 0.000%, 06/15/30	25,476,570
8,690,000	Guidewire Software, Inc.*^ 1.250%, 11/01/29	10,289,568
23,335,000	Lumentum Holdings, Inc.*^ 0.375%, 03/15/32	30,897,640
7,260,000	MACOM Technology Solutions Holdings, Inc.* 0.000%, 12/15/29	8,081,033
7,155,000	Mirion Technologies, Inc.* 0.250%, 06/01/30	10,330,890
18,840,000	MKS, Inc.^ 1.250%, 06/01/30	22,592,363
6,950,000	Nutanix, Inc.*^ 0.500%, 12/15/29	7,668,491
7,945,000	Parsons Corp.^ 2.625%, 03/01/29	9,061,590
5,305,000	Planet Labs PBC* 0.500%, 10/15/30	7,408,326
4,551,000	Rubrik, Inc.* 0.000%, 06/15/30	4,417,838
9,260,000	Seagate HDD Cayman 3.500%, 06/01/28	28,997,135
6,550,000	Snowflake, Inc. 0.000%, 10/01/29	12,070,078
9,020,000	Spotify USA, Inc. 0.000%, 03/15/26	11,659,252
5,280,000	Western Digital Corp. 3.000%, 11/15/28	21,210,816
		243,119,591
	Materials (0.2%)
5,975,000	Energy Fuels, Inc.* 0.750%, 11/01/31	7,714,562
	Real Estate (0.5%)
11,030,000	Welltower OP LLC* 3.125%, 07/15/29	16,392,014

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
	Utilities (2.7%)
15,830,000	CMS Energy Corp. 3.375%, 05/01/28	$17,452,417
17,800,000	Duke Energy Corp. 4.125%, 04/15/26	19,180,212
11,260,000	NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	14,124,206
16,315,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	18,520,461
19,155,000	Southern Co. 4.500%, 06/15/27	21,261,667
		90,538,963
	TOTAL CONVERTIBLE BONDS (Cost $486,298,217)	595,616,383
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (2.6%)
	Financials (0.4%)
80,250	AMG Capital Trust II 5.150%, 10/15/37	5,103,900
121,745	Apollo Global Management, Inc. 6.750%, 07/31/26	7,954,818
		13,058,718
	Industrials (1.1%)
412,205	Boeing Co. 6.000%, 10/15/27	26,677,908
179,100	QXO, Inc. 5.500%, 05/15/28	9,143,055
		35,820,963
	Information Technology (0.8%)
185,850	Hewlett Packard Enterprise Co. 7.625%, 09/01/27	12,559,743
223,860	Microchip Technology, Inc. 7.500%, 03/15/28	12,961,494
		25,521,237
	Utilities (0.3%)
80,675	CenterPoint Energy, Inc. (Warner Media LLC, Charter Communications Time, Inc.)^#§ 3.369%, 09/15/29	2,990,622
126,115	NextEra Energy, Inc. 7.299%, 06/01/27	6,624,821
		9,615,443
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $72,011,155)	84,016,361
COMMON STOCKS (75.3%)
	Communication Services (8.5%)
486,400	Alphabet, Inc. - Class A	136,770,816
4,385	Alphabet, Inc. - Class C	1,235,781
NUMBER OF SHARES		VALUE
116,760	Meta Platforms, Inc. - Class A	$75,701,346
27,975	Netflix, Inc.#	31,300,108
65,925	T-Mobile U.S., Inc.	13,847,546
165,535	Walt Disney Co.	18,642,552
		277,498,149
	Consumer Discretionary (9.4%)
551,500	Amazon.com, Inc.#	134,687,330
4,094	Booking Holdings, Inc.	20,788,268
50,845	Home Depot, Inc.	19,300,253
70,505	Lowe's Cos., Inc.	16,789,356
39,815	McDonald's Corp.	11,881,990
100,145	NIKE, Inc. - Class B	6,468,365
52,836	Royal Caribbean Cruises Ltd.^	15,154,950
137,140	Starbucks Corp.	11,090,512
132,125	Tesla, Inc.#	60,322,990
77,920	TJX Cos., Inc.~	10,919,709
		307,403,723
	Consumer Staples (3.4%)
270,070	Coca-Cola Co.	18,607,823
22,675	Costco Wholesale Corp.	20,667,129
103,255	Dollar General Corp.	10,187,138
110,765	Philip Morris International, Inc.	15,986,712
108,280	Procter & Gamble Co.	16,282,064
297,585	Walmart, Inc.	30,109,650
		111,840,516
	Energy (2.9%)
62,180	Chevron Corp.	9,807,030
222,135	EQT Corp.	11,901,993
283,930	Exxon Mobil Corp.	32,470,235
137,330	Marathon Petroleum Corp.	26,766,990
236,790	Williams Cos., Inc.	13,703,037
		94,649,285
	Financials (10.0%)
39,470	American Express Co.	14,238,013
44,243	Assurant, Inc.	9,367,128
546,835	Bank of America Corp.	29,228,331
9,170	Blackrock, Inc.	9,929,368
46,015	Capital One Financial Corp.	10,122,840
36,270	Chubb Ltd.	10,044,614
172,890	Citigroup, Inc.	17,501,655
29,330	Goldman Sachs Group, Inc.	23,152,222
175,135	JPMorgan Chase & Co.	54,488,001
49,200	Marsh & McLennan Cos., Inc.	8,764,980
69,155	Mastercard, Inc. - Class A	38,172,868
124,290	Morgan Stanley	20,383,560
28,120	S&P Global, Inc.	13,700,345

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Growth and Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
124,230	Visa, Inc. - Class A	$42,330,130
324,200	Wells Fargo & Co.	28,195,674
		329,619,729
	Health Care (6.9%)
167,970	Abbott Laboratories	20,764,451
105,155	AbbVie, Inc.	22,927,996
143,372	Boston Scientific Corp.#	14,440,428
117,500	CVS Health Corp.	9,182,625
71,510	Danaher Corp.	15,401,824
43,015	Eli Lilly & Co.	37,115,923
15,410	Intuitive Surgical, Inc.#	8,233,255
38,105	IQVIA Holdings, Inc.#	8,248,208
151,345	Johnson & Johnson	28,584,530
201,240	Medtronic PLC	18,252,468
17,880	Stryker Corp.	6,369,571
36,045	Thermo Fisher Scientific, Inc.	20,451,573
44,745	UnitedHealth Group, Inc.	15,283,102
		225,255,954
	Industrials (5.0%)
588,395	CSX Corp.	21,193,988
272,350	Delta Air Lines, Inc.	15,627,443
68,375	Emerson Electric Co.	9,543,099
43,065	GE Vernova, Inc.	25,199,054
61,655	General Electric Co.	19,048,312
23,315	Parker-Hannifin Corp.	18,018,532
32,310	Quanta Services, Inc.	14,511,390
149,590	RTX Corp.	26,701,815
69,965	Union Pacific Corp.	15,418,187
		165,261,820
	Information Technology (26.4%)
711,150	Apple, Inc.	192,273,625
12,075	AppLovin Corp. - Class A#	7,695,760
246,660	Broadcom, Inc.	91,172,936
187,365	Cisco Systems, Inc.	13,698,255
16,010	Intuit, Inc.	10,687,475
114,100	Lam Research Corp.	17,966,186
71,340	Micron Technology, Inc.	15,963,752
383,695	Microsoft Corp.	198,681,108
1,144,820	NVIDIA Corp.	231,814,602
133,180	Oracle Corp.	34,974,400
82,675	Palantir Technologies, Inc. - Class A#	16,573,857
49,060	Salesforce, Inc.	12,775,715
26,750	ServiceNow, Inc.#	24,590,740
		868,868,411
NUMBER OF SHARES		VALUE
	Materials (2.1%)
322,825	Freeport-McMoRan, Inc.	$13,461,803
52,995	Linde PLC	22,167,808
62,025	Sherwin-Williams Co.	21,394,904
41,210	Vulcan Materials Co.~	11,930,295
		68,954,810
	Real Estate (0.3%)
60,560	American Tower Corp.	10,839,029
	Utilities (0.4%)
71,770	Vistra Corp.	13,514,291
	TOTAL COMMON STOCKS (Cost $849,169,499)	2,473,705,717
EXCHANGE-TRADED FUND (0.5%)
	Other (0.5%)
110,120	iShares Biotechnology ETF^ (Cost $15,349,452)	17,550,926
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (1.5%)
	Other (1.5%)
25,475,000	U.S. Treasury Notes 3.750%, 04/15/26	25,468,532
22,755,000	4.875%, 05/31/26	22,892,330
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $48,298,177)	48,360,862
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.5%)#
	Other (0.5%)
2,415	Invesco QQQ Trust Series 1
151,920,405	Put, 12/31/25, Strike $630.00	4,723,740
10,280	iShares MSCI EAFE ETF
97,135,720	Call, 12/19/25, Strike $91.00	4,754,500
250	Russell 2000 Index
61,984,500	Call, 12/19/25, Strike $2,400.00	3,411,250
2,660	SPDR® S&P 500® ETF Trust
181,427,960	Put, 02/20/26, Strike $675.00	5,164,390
		18,053,880
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $15,101,753)	18,053,880

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.3%)
42,013,179	State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $42,013,179)	$42,013,179
	TOTAL INVESTMENTS (99.8%) (Cost $1,528,241,431)	3,279,317,308
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.3%)		(42,013,179)
OTHER ASSETS, LESS LIABILITIES (1.5%)		48,825,170
NET ASSETS (100.0%)		$3,286,129,299
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTION (0.0%)#
	Other (0.0%)
(250)	Russell 2000 Index
(61,984,500)	Call, 12/19/25, Strike $2,650.00 (Premium $659,256)	$(571,250)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

††  When-issued security.

#  Non-income producing security.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $11,239,890.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Select Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES		VALUE
COMMON STOCKS (98.2%)
	Communication Services (15.9%)
17,080	Alphabet, Inc. - Class A	$4,802,725
2,140	Meta Platforms, Inc. - Class A	1,387,469
1,050	Netflix, Inc.#	1,174,803
1,220	Spotify Technology SA#	799,490
3,410	T-Mobile U.S., Inc.	716,271
11,630	Uber Technologies, Inc.#	1,122,295
		10,003,053
	Consumer Discretionary (13.1%)
5,860	Airbnb, Inc. - Class A#	741,524
15,550	Amazon.com, Inc.#	3,797,621
3,925	DoorDash, Inc. - Class A#	998,402
2,650	Home Depot, Inc.	1,005,914
2,620	Royal Caribbean Cruises Ltd.^	751,495
6,600	TJX Cos., Inc.	924,924
		8,219,880
	Consumer Staples (2.3%)
14,160	Walmart, Inc.	1,432,709
	Energy (1.5%)
6,000	Chevron Corp.	946,320
	Financials (10.7%)
3,230	American Express Co.	1,165,158
3,230	Chubb Ltd.	894,516
3,060	JPMorgan Chase & Co.	952,027
4,630	Morgan Stanley	759,320
1,610	S&P Global, Inc.	784,408
4,020	Visa, Inc. - Class A	1,369,775
9,550	Wells Fargo & Co.	830,564
		6,755,768
	Health Care (9.0%)
6,360	Boston Scientific Corp.#	640,579
5,110	Danaher Corp.	1,100,592
1,690	Eli Lilly & Co.	1,458,234
3,090	IQVIA Holdings, Inc.#	668,861
5,500	Johnson & Johnson	1,038,785
2,100	Stryker Corp.	748,104
		5,655,155
	Industrials (6.6%)
5,020	Boeing Co.#	1,009,120
9,130	Canadian Pacific Kansas City Ltd.	656,903
1,660	Deere & Co.	766,306
2,130	Eaton Corp. PLC	812,723
4,640	Waste Management, Inc.	926,933
		4,171,985
NUMBER OF SHARES		VALUE
	Information Technology (33.4%)
2,530	Analog Devices, Inc.	$592,349
15,700	Apple, Inc.	4,244,809
3,800	Applied Materials, Inc.	885,780
7,420	Broadcom, Inc.	2,742,655
7,910	Microsoft Corp.	4,095,877
24,500	NVIDIA Corp.	4,961,005
2,050	Oracle Corp.	538,351
700	ServiceNow, Inc.#	643,496
3,500	Snowflake, Inc.#	962,080
1,720	Synopsys, Inc.#	780,570
2,030	Zebra Technologies Corp. - Class A#	546,577
		20,993,549
	Materials (2.2%)
1,790	Linde PLC	748,757
1,750	Sherwin-Williams Co.	603,645
		1,352,402
	Real Estate (1.6%)
8,260	Prologis, Inc.	1,024,983
	Utilities (1.9%)
12,630	Southern Co.	1,187,725
	TOTAL COMMON STOCKS (Cost $31,631,277)	61,743,529
	TOTAL INVESTMENTS (98.2%) (Cost $31,631,277)	61,743,529
OTHER ASSETS, LESS LIABILITIES (1.8%)		1,125,437
NET ASSETS (100.0%)		$62,868,966

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

^  Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

www.calamos.com

International Growth Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES			VALUE
COMMON STOCKS (97.5%)
		Communication Services (7.5%)
28,110		AST SpaceMobile, Inc.#	$2,255,828
184,400	HKD	Baidu, Inc. - Class A#	2,791,120
44,190		Millicom International Cellular SA^	2,081,791
13,250		Sea Ltd. (ADR)#	2,070,313
40,300	JPY	SoftBank Group Corp.	7,071,381
8,170		Spotify Technology SA#	5,353,964
			21,624,397
		Consumer Discretionary (11.6%)
33,320		Alibaba Group Holding, Ltd. (ADR)^	5,678,728
35,890	INR	Amber Enterprises India Ltd.#	3,244,303
84,160	EUR	Auto1 Group SE#	2,957,598
179,080	GBP	Burberry Group PLC#	2,915,004
17,980	EUR	Kering SA	6,385,001
108,950	EUR	Lottomatica Group SpA	2,686,505
1,196		MercadoLibre, Inc.#	2,783,403
141,400	JPY	Sony Group Corp.	3,937,931
730,540	INR	Zomato, Ltd.#	2,609,289
			33,197,762
		Consumer Staples (1.9%)
99,500	JPY	Ajinomoto Co., Inc.	2,822,049
66,150	CNY	Eastroc Beverage Group Co. Ltd. - Class A	2,603,282
			5,425,331
		Energy (2.6%)
32,870		Cameco Corp.^	3,359,643
100,270		TechnipFMC PLC	4,146,164
			7,505,807
		Financials (14.6%)
485,500	EUR	Alpha Bank SA	1,903,261
335,900	EUR	Banco Santander SA^	3,422,884
650,000	GBP	Barclays PLC	3,486,353
21,920	EUR	BAWAG Group AG*	2,832,749
1,670	CAD	Fairfax Financial Holdings Ltd.	2,711,305
51,100	HKD	Hong Kong Exchanges & Clearing Ltd.	2,785,097
116,850	EUR	ING Groep NV	2,917,705
33,170	KRW	KB Financial Group, Inc.	2,707,786
110,300	JPY	ORIX Corp.	2,698,162
56,200	JPY	Rakuten Bank Ltd.#	3,084,669
57,040	EUR	Societe Generale SA	3,617,511
4,080	CHF	Swissquote Group Holding SA	2,592,197
96,630	EUR	UniCredit SpA	7,155,126
			41,914,805
		Health Care (6.6%)
3,660		Argenx SE (ADR)#	2,995,710
13,630		Ascendis Pharma AS (ADR)#	2,747,808
NUMBER OF SHARES			VALUE
99,020	EUR	Fresenius SE & Co. KGaA	$5,697,903
16,320	AUD	Pro Medicus Ltd.^	2,802,224
9,636	EUR	UCB SA	2,477,820
33,600		uniQure NV#^	2,274,384
			18,995,849
		Industrials (20.1%)
21,355	EUR	Airbus SE	5,265,524
222,147	AUD	DroneShield Ltd.#^	554,756
222,400	EUR	Fincantieri SpA#	5,721,979
10,950	JPY	Fujikura Ltd.	1,491,106
4,255	KRW	Hanwha Aerospace Co. Ltd.	2,918,609
34,830	CHF	Implenia AG	2,763,768
120,000	JPY	Kandenko Co. Ltd.	3,667,459
42,290	EUR	KION Group AG	3,004,892
218,930	JPY	Mitsubishi Heavy Industries Ltd.^	6,609,424
3,695	EUR	Rheinmetall AG	7,263,572
573,210	GBP	Rolls-Royce Holdings PLC	8,821,011
13,110	EUR	Siemens AG	3,715,337
49,020	EUR	Siemens Energy AG#	6,107,172
			57,904,609
		Information Technology (26.6%)
27,800	JPY	Advantest Corp.	4,162,933
16,980		ARM Holdings PLC (ADR)#^	2,883,544
35,000	TWD	Asia Vital Components Co. Ltd.	1,602,323
5,385	EUR	ASML Holding NV	5,693,611
6,590	CNY	Cambricon Technologies Corp. Ltd. - Class A#	1,273,678
15,540		Celestica, Inc.#	5,353,219
78,890	EUR	Indra Sistemas SA^	4,363,991
48,600	JPY	Kioxia Holdings Corp.#	3,389,552
334,350	CAD	Kraken Robotics, Inc.#^	1,537,598
23,400	CNY	NAURA Technology Group Co. Ltd. - Class A	1,338,820
31,250	ILS	Next Vision Stabilized Systems Ltd.	1,371,995
370,300		Nokia OYJ (ADR)^	2,558,773
12,110		Palantir Technologies, Inc. - Class A#	2,427,692
81,430	KRW	Samsung Electronics Co. Ltd.	6,129,739
10,380	EUR	SAP SE	2,699,551
19,150		Shopify, Inc. - Class A#	3,329,419
17,500	KRW	SK Hynix, Inc.	6,809,135
67,900	JPY	Socionext, Inc.^	1,528,059
259,000	TWD	Taiwan Semiconductor Manufacturing Co. Ltd.	12,525,153
20,800	JPY	Tokyo Electron Ltd.	4,585,780
13,300	CNY	Zhongji Innolight Co. Ltd. - Class A	878,287
			76,442,852
		Materials (4.8%)
82,210	CAD	Alamos Gold, Inc. - Class A^	2,534,498

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

International Growth Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES			VALUE
18,350	EUR	Heidelberg Materials AG	$4,304,975
178,403	CAD	Hudbay Minerals, Inc.	2,859,434
398,020	AUD	Lynas Rare Earths Ltd.#^	3,968,006
			13,666,913
		Utilities (1.2%)
176,590	EUR	Iberdrola SA^	3,578,815
		TOTAL COMMON STOCKS (Cost $204,972,769)	280,257,140
WARRANT (0.0%)#
		Information Technology (0.0%)
1,260		Constellation Software, Inc.^ 03/31/40, Strike 1.00 (Cost $—)	—
PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BOND (1.9%)
		Financials (1.9%)
3,200,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§ 0.000%, 03/15/27 (Cost $4,150,494)	5,506,848
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.3%)#
		Health Care (0.3%)
792		AstraZeneca PLC
6,526,080		Call, 01/16/26, Strike $80.00	433,620
972		Novo Nordisk AS
4,807,512		Call, 01/16/26, Strike $55.00	303,750
		TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $1,025,945)	737,370
NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.6%)
21,796,045		State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $21,796,045)	21,796,045
		TOTAL INVESTMENTS (107.3%) (Cost $231,945,253)	308,297,403
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.6%)			(21,796,045)
OTHER ASSETS, LESS LIABILITIES (0.3%)			836,838
NET ASSETS (100.0%)			$287,338,196

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Swiss Franc	12/19/25	4,034,000	$5,039,429	$(103,788)
State Street Bank and Trust	Canadian Dollar	12/19/25	4,691,000	3,352,541	(54,797)
Northern Trust Company	Swiss Franc	12/19/25	2,630,000	3,285,498	(67,665)
State Street Bank and Trust	Canadian Dollar	12/19/25	3,058,000	2,185,476	(35,721)
Northern Trust Company	Swedish Krona	12/19/25	16,282,000	1,718,485	(21,753)
Northern Trust Company	Singapore Dollar	12/19/25	2,178,000	1,679,040	(28,673)
Northern Trust Company	Swedish Krona	12/19/25	15,828,000	1,670,568	(34,067)
State Street Bank and Trust	Brazilian Real	12/19/25	9,042,000	1,662,850	(4,032)
Bank of America NA	Japanese Yen	12/19/25	250,761,000	1,634,511	(77,559)
Northern Trust Company	Swedish Krona	12/19/25	10,619,000	1,120,784	(14,187)
Northern Trust Company	Singapore Dollar	12/19/25	1,420,000	1,094,691	(18,694)
Northern Trust Company	Swedish Krona	12/19/25	10,321,000	1,089,331	(22,214)
State Street Bank and Trust	Brazilian Real	12/19/25	5,897,000	1,084,476	(2,629)
Bank of America NA	Japanese Yen	12/19/25	163,510,000	1,065,791	(50,573)
Bank of America NA	Japanese Yen	01/05/26	250,761,000	1,637,423	(23,395)
Bank of America NA	Japanese Yen	01/05/26	163,510,000	1,067,690	(15,255)
					$(575,002)
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of America NA	Japanese Yen	12/19/25	163,510,000	$1,065,791	$14,996
Bank of America NA	Japanese Yen	12/19/25	250,761,000	1,634,511	22,997
Bank of America NA	Japanese Yen	01/05/26	163,510,000	1,067,690	25,192
Bank of America NA	Japanese Yen	01/05/26	250,761,000	1,637,423	38,634
					$101,819

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

^  Security, or portion of security, is on loan.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.
See accompanying Notes to Schedule of Investments

www.calamos.com

International Growth Fund Schedule of Investments October 31, 2025

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

TWD  New Taiwan Dollar

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
OCTOBER 31, 2025

	VALUE	% OF TOTAL INVESTMENTS
European Monetary Unit	$93,773,482	30.4%
US Dollar	80,340,646	26.1%
Japanese Yen	45,048,505	14.6%
South Korean Won	18,565,269	6.0%
British Pound Sterling	15,222,368	4.9%
New Taiwan Dollar	14,127,476	4.6%
Canadian Dollar	9,642,835	3.1%
Australian Dollar	7,324,986	2.4%
Chinese Yuan Renminbi	6,094,067	2.0%
Indian Rupee	5,853,592	1.9%
Hong Kong Dollar	5,576,217	1.8%
Swiss Franc	5,355,965	1.7%
Israeli Shekel	1,371,995	0.5%
Total Investments	$308,297,403	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Evolving World Growth Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (18.0%)
		Communication Services (6.1%)
13,875,000		Alibaba Group Holding Ltd.^ 0.000%, 09/15/32	$15,682,912
3,956,000		AST SpaceMobile, Inc.* 2.000%, 01/15/36	4,211,518
3,802,000		Grab Holdings Ltd. 0.000%, 06/15/30	4,417,924
			24,312,354
		Consumer Discretionary (1.1%)
30,000,000	HKD	Chow Tai Fook Jewellery Group Ltd. 0.375%, 06/30/30	4,188,198
		Financials (4.5%)
10,400,000		Goldman Sachs Finance Corp. International Ltd. (Tencent Holdings Ltd.)§ 0.000%, 03/15/27	17,897,256
		Information Technology (4.2%)
3,800,000		Hon Hai Precision Industry Co. Ltd. 0.000%, 10/24/29	4,297,192
2,600,000		SK Hynix, Inc. 1.750%, 04/11/30	12,291,214
			16,588,406
		Materials (2.1%)
3,563,000		First Majestic Silver Corp. 0.375%, 01/15/27	4,027,152
3,500,000		KCC Corp. (HD Korea Shipbuilding & Offshore Engineering Co. Ltd.)§ 1.750%, 07/10/30	4,346,370
			8,373,522
		TOTAL CONVERTIBLE BONDS (Cost $55,990,156)	71,359,736
NUMBER OF SHARES			VALUE
COMMON STOCKS (80.4%)
		Communication Services (8.2%)
239,850	HKD	Baidu, Inc. - Class A#	3,630,424
149,470	INR	Bharti Airtel Ltd.	3,472,610
190,665	SAR	Etihad Etisalat Co.	3,439,876
259,500	HKD	Kuaishou Technology*	2,409,285
62,270		Millicom International Cellular SA^	2,933,540
403,344	ZAR	MTN Group Ltd.	4,029,613
24,890		Sea Ltd. (ADR)#	3,889,062
97,300	HKD	Tencent Holdings Ltd.	7,903,455
84,000	HKD	Tencent Music Entertainment Group - Class A	938,293
			32,646,158
NUMBER OF SHARES			VALUE
		Consumer Discretionary (11.3%)
373,300	HKD	Alibaba Group Holding Ltd.	$7,943,352
83,195	INR	Amber Enterprises India Ltd.#	7,520,473
10,261,723	IDR	Astra International Tbk. PT	3,794,409
67,460	INR	Eicher Motors Ltd.	5,325,373
1,651,630	INR	Eternal Ltd.#	5,899,172
424,000	HKD	Galaxy Entertainment Group Ltd.	2,112,507
367,650	HKD	JD Health International, Inc.*#	2,869,855
1,855		MercadoLibre, Inc.#~	4,317,067
279,900	CNY	Ningbo Joyson Electronic Corp. - Class A	1,254,801
2,405,689	INR	Vishal Mega Mart Ltd.#	3,921,262
			44,958,271
		Consumer Staples (1.3%)
13,220	KRW	APR Corp.	2,362,178
71,040	CNY	Eastroc Beverage Group Co. Ltd. - Class A	2,795,724
			5,157,902
		Energy (1.1%)
104,737		TechnipFMC PLC	4,330,875
		Financials (10.4%)
114,485	SAR	Al Rajhi Bank	3,235,817
707,760	EUR	Alpha Bank SA	2,774,567
84,395	INR	Bajaj Finance Ltd.	993,277
1,920,000	IDR	Bank Central Asia Tbk. PT	983,024
9,815	ZAR	Capitec Bank Holdings Ltd.	2,171,544
3,980		Credicorp Ltd.	1,038,780
751,510	EUR	Eurobank Ergasias Services & Holdings SA	2,826,882
129,235	MXN	Grupo Financiero Banorte SAB de CV - Class O^	1,213,224
72,000	HKD	Hong Kong Exchanges & Clearing Ltd.	3,924,208
583,613		Itau Unibanco Holding SA (ADR)	4,295,392
37,625	KRW	KB Financial Group, Inc.	3,071,464
1,876,000	HKD	PICC Property & Casualty Co. Ltd. - Class H	4,432,094
412,000	HKD	Ping An Insurance Group Co. of China Ltd. - Class H	2,976,424
29,720	KRW	Samsung Life Insurance Co. Ltd.	3,211,818
59,530	SAR	Saudi Tadawul Group Holding Co.	3,158,806
713,500	VND	Vietnam Technological & Commercial Joint Stock Bank	951,695
			41,259,016
		Health Care (1.2%)
238,000	HKD	Innovent Biologics, Inc.*#	2,669,787
268,100	BRL	Rede D'Or Sao Luiz SA*	2,159,770
			4,829,557

See accompanying Notes to Schedule of Investments

www.calamos.com

Evolving World Growth Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES			VALUE
		Industrials (10.5%)
81,000	TWD	Bizlink Holding, Inc.	$3,640,813
78,300	CNY	Contemporary Amperex Technology Co. Ltd. - Class A	4,281,056
30,960	KRW	Doosan Enerbility Co. Ltd.#	1,916,146
9,417	KRW	Hanwha Aerospace Co. Ltd.	6,459,352
9,550	KRW	HD Hyundai Heavy Industries Co. Ltd.	4,021,698
3,160	KRW	Hyosung Heavy Industries Corp.	5,101,246
347,470	PHP	International Container Terminal Services, Inc.	3,133,965
8,704,000	HKD	Lonking Holdings Ltd.	3,469,496
20,125	KRW	Samsung C&T Corp.	3,184,806
24,980	KRW	SK Square Co. Ltd.#	4,534,262
48,450	HKD	UBTech Robotics Corp. Ltd. - Class H#	857,331
171,000	CNY	Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class A	1,200,789
			41,800,960
		Information Technology (31.7%)
125,000	TWD	Accton Technology Corp.	4,347,087
29,600	CNY	Advanced Micro-Fabrication Equipment, Inc. China - Class A	1,162,901
558,000	TWD	ASE Technology Holding Co. Ltd.	4,464,425
109,900	TWD	Asia Vital Components Co. Ltd.	5,031,293
24,700	TWD	ASPEED Technology, Inc.	4,380,373
219,900	HKD	Beijing Fourth Paradigm Technology Co. Ltd. - Class H^#	1,575,695
13,785	CNY	Cambricon Technologies Corp. Ltd. - Class A#	2,664,287
130,800	TWD	Delta Electronics, Inc.	4,207,034
77,450	TWD	Elite Material Co. Ltd.	3,402,819
43,180	KRW	Eugene Technology Co. Ltd.	2,862,847
1,515,000	HKD	Horizon Robotics^#	1,715,753
60,360	CNY	Hygon Information Technology Co. Ltd. - Class A	1,946,414
26,000	TWD	Jentech Precision Industrial Co. Ltd.	1,782,722
1,541,000	HKD	Kingdee International Software Group Co. Ltd.^#	2,907,319
95,980	CNY	Montage Technology Co. Ltd. - Class A	1,839,656
47,945	CNY	NAURA Technology Group Co. Ltd. - Class A	2,743,150
102,940		Pony AI, Inc. (ADR)^#	1,922,919
229,010	KRW	Samsung Electronics Co. Ltd.	17,238,998
1,147,649	TWD	Taiwan Semiconductor Manufacturing Co. Ltd.	55,499,923
79,265	CNY	Verisilicon Microelectronics Shanghai Co. Ltd. - Class A#	1,774,388
40,200	CNY	Zhongji Innolight Co. Ltd. - Class A	2,654,672
			126,124,675
NUMBER OF SHARES			VALUE
		Materials (3.9%)
122,430	CAD	Alamos Gold, Inc. - Class A^	$3,774,463
533,810		Cemex SAB de CV (ADR)	5,418,172
257,990	CAD	Hudbay Minerals, Inc.^	4,135,051
82,500	ZAR	Impala Platinum Holdings Ltd.	884,151
147,500	AUD	Lynas Rare Earths Ltd.^#	1,470,481
			15,682,318
		Real Estate (0.8%)
541,290	AED	Emaar Properties PJSC	2,094,599
281,140	VND	Vinhomes JSC*#	1,060,285
			3,154,884
		TOTAL COMMON STOCKS (Cost $224,376,022)	319,944,616
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (1.6%)#
		Consumer Discretionary (0.1%)
564		PDD Holdings, Inc.
7,606,668		Call, 12/19/25, Strike $140.00	308,790
		Energy (0.1%)
2,909		Halliburton Co.
7,807,756		Call, 02/20/26, Strike $28.00	525,075
		Financials (0.2%)
209		Futu Holdings Ltd.
4,159,936		Call, 12/19/25, Strike $190.00	491,150
4,861		NU Holdings Ltd.
7,831,071		Call, 11/21/25, Strike $16.00	415,615
			906,765
		Industrials (0.3%)
1,321		Embraer SA
8,517,808		Call, 01/16/26, Strike $60.00	990,750
		Materials (0.3%)
709		POSCO Holdings, Inc.
3,872,558		Call, 11/21/25, Strike $60.00	67,355
7,732		Vale SA
9,347,988		Call, 12/19/25, Strike $11.00	962,634
			1,029,989
		Other (0.6%)
8,846		iShares MSCI India ETF
47,741,862		Call, 01/16/26, Strike $53.00	2,100,925
9,714		KraneShares CSI China Internet ETF
38,807,430		Call, 11/21/25, Strike $42.00	480,843
			2,581,768
		TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $6,270,019)	6,343,137

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Evolving World Growth Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.6%)
18,362,340	State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $18,362,340)	$18,362,340
	TOTAL INVESTMENTS (104.6%) (Cost $304,998,537)	416,009,829
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.6%)		(18,362,340)
OTHER ASSETS, LESS LIABILITIES (0.0%)		237,928
NET ASSETS (100.0%)		$397,885,417

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Indian Rupee	12/19/25	1,119,523,000	$12,582,036	$37,793
State Street Bank and Trust	Indonesian Rupiah	12/19/25	140,334,825,000	8,434,912	43,738
Northern Trust Company	Mexican Peso	12/19/25	154,291,000	8,265,753	(72,036)
State Street Bank and Trust	Brazilian Real	12/19/25	44,803,000	8,239,403	(19,976)
					$(10,481)

NOTES TO SCHEDULE OF INVESTMENTS

^  Security, or portion of security, is on loan.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $1,396,356.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS

AED  UAE Dirham

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

HKD  Hong Kong Dollar

IDR  Indonesian Rupiah

INR  Indian Rupee

KRW  South Korean Won

MXN  Mexican Peso

PHP  Philippine Peso

SAR  Saudi Riyal

TWD  New Taiwan Dollar

VND  Viet Nam dong

ZAR  South African Rand

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
OCTOBER 31, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$120,022,822	28.8%
New Taiwan Dollar	86,756,489	20.9%
Hong Kong Dollar	56,523,476	13.6%
South Korean Won	53,964,815	13.0%
Indian Rupee	27,132,167	6.5%
Chinese Yuan Renminbi	24,317,838	5.8%
Saudi Riyal	9,834,499	2.4%
Canadian Dollar	7,909,514	1.9%
South African Rand	7,085,308	1.7%
European Monetary Unit	5,601,449	1.3%
Indonesian Rupiah	4,777,433	1.1%
Philippine Peso	3,133,965	0.8%
Brazilian Real	2,159,770	0.5%
UAE Dirham	2,094,599	0.5%
Viet Nam Dong	2,011,980	0.5%
Australian Dollar	1,470,481	0.4%
Mexican Peso	1,213,224	0.3%
Total Investments	$416,009,829	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Equity Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES			VALUE
COMMON STOCKS (96.6%)
		Communication Services (12.7%)
18,660		Alphabet, Inc. - Class A	$5,247,006
16,400		AST SpaceMobile, Inc.^#	1,316,100
95,000		AT&T, Inc.	2,351,250
67,700	HKD	Baidu, Inc. - Class A#	1,024,723
4,790		Meta Platforms, Inc. - Class A	3,105,596
2,710		Netflix, Inc.#	3,032,111
6,450		Sea Ltd. (ADR)#	1,007,812
7,400	JPY	SoftBank Group Corp.	1,298,467
4,140		Spotify Technology SA#	2,713,025
			21,096,090
		Consumer Discretionary (8.2%)
9,900		Alibaba Group Holding, Ltd. (ADR)^	1,687,257
16,800		Amazon.com, Inc.#	4,102,896
18,050	INR	Amber Enterprises India Ltd.#	1,631,643
390		AutoZone, Inc.#	1,433,028
7,400		DoorDash, Inc. - Class A#	1,882,338
4,450	EUR	Kering SA	1,580,270
560		MercadoLibre, Inc.#	1,303,265
			13,620,697
		Consumer Staples (3.8%)
55,400		Celsius Holdings, Inc.#~	3,336,742
1,510		Costco Wholesale Corp.	1,376,289
39,065	CNY	Eastroc Beverage Group Co. Ltd. - Class A	1,537,373
			6,250,404
		Energy (3.1%)
29,100		EQT Corp.	1,559,178
45,300		Halliburton Co.	1,215,852
55,810		TechnipFMC PLC	2,307,744
			5,082,774
		Financials (10.9%)
128,800	EUR	Banco Santander SA^	1,312,496
8,600	EUR	BAWAG Group AG*	1,111,389
820	CAD	Fairfax Financial Holdings Ltd.	1,331,299
3,540		Goldman Sachs Group, Inc.	2,794,370
87,900		Huntington Bancshares, Inc.	1,357,176
13,700	KRW	KB Financial Group, Inc.	1,118,380
20,600	JPY	Rakuten Bank Ltd.^#	1,130,679
31,700	EUR	Societe Generale SA	2,010,433
43,670	EUR	UniCredit SpA	3,233,616
18,650		Wells Fargo & Co.	1,621,991
8,620		Wintrust Financial Corp.	1,120,773
			18,142,602
NUMBER OF SHARES			VALUE
		Health Care (6.1%)
1,800		Alnylam Pharmaceuticals, Inc.#	$820,872
2,180		Argenx SE (ADR)#	1,784,330
3,890		Ascendis Pharma AS (ADR)#	784,224
3,000		Eli Lilly & Co.	2,588,580
28,500	EUR	Fresenius SE & Co. KGaA	1,639,974
5,900		GeneDx Holdings Corp.^#	807,769
5,500		Insmed, Inc.#	1,042,800
2,950	EUR	UCB SA	758,569
			10,227,118
		Industrials (12.7%)
6,740		AeroVironment, Inc.^#	2,493,193
48,600	EUR	Fincantieri SpA#	1,250,397
4,900		GE Vernova, Inc.	2,867,186
1,580	KRW	Hanwha Aerospace Co. Ltd.	1,083,761
90,300	JPY	Hitachi Ltd.	3,084,556
1,415	EUR	Rheinmetall AG	2,781,584
250,700	GBP	Rolls-Royce Holdings PLC	3,857,971
7,500	EUR	Siemens AG	2,125,479
8,170		Waste Management, Inc.	1,632,121
			21,176,248
		Information Technology (33.2%)
12,800		Advanced Micro Devices, Inc.#	3,278,336
8,900		Amphenol Corp. - Class A	1,240,126
3,420		AppLovin Corp. - Class A#	2,179,668
2,000	EUR	ASML Holding NV	2,114,619
10,850		Broadcom, Inc.	4,010,485
3,775	CNY	Cambricon Technologies Corp. Ltd. - Class A#	729,611
9,020		Cloudflare, Inc. - Class A#	2,284,766
27,200	EUR	Indra Sistemas SA^	1,504,634
31,200		Intel Corp.#	1,247,688
6,600		Microsoft Corp.~	3,417,546
88,900		Mirion Technologies, Inc.^#	2,610,993
64,280		NVIDIA Corp.	13,016,057
10,743		Oracle Corp.	2,821,219
23,890		Palantir Technologies, Inc. - Class A#	4,789,228
45,100	KRW	Samsung Electronics Co. Ltd.	3,394,956
118,000	TWD	Taiwan Semiconductor Manufacturing Co. Ltd.	5,706,441
4,000	JPY	Tokyo Electron Ltd.	881,881
			55,228,254
		Materials (5.0%)
53,800	CAD	Alamos Gold, Inc. - Class A	1,658,630
11,150	EUR	Heidelberg Materials AG	2,615,829

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Global Equity Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES			VALUE
79,300	CAD	Hudbay Minerals, Inc.	$1,271,016
3,105		Linde PLC	1,298,822
22,800		MP Materials Corp.^#	1,438,452
			8,282,749
		Utilities (0.9%)
77,500	EUR	Iberdrola SA^	1,570,634
		TOTAL COMMON STOCKS (Cost $100,181,490)	160,677,570
CONVERTIBLE PREFERRED STOCK (0.9%)
		Industrials (0.9%)
22,991		Boeing Co. 6.000%, 10/15/27 (Cost $1,257,507)	1,487,978
PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BOND (0.8%)
		Financials (0.8%)
800,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§ 0.000%, 03/15/27 (Cost $1,029,966)	1,376,712
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.8%)#
		Consumer Discretionary (0.2%)
53		Tesla, Inc.
2,419,768		Call, 11/21/25, Strike $400.00	334,430
		Information Technology (0.2%)
123		Microsoft Corp.
6,369,063		Call, 11/21/25, Strike $525.00	107,932
154		Shopify, Inc.
2,677,444		Call, 11/21/25, Strike $160.00	310,695
			418,627
		Other (0.4%)
246		iShares Biotechnology ETF
3,920,748		Call, 11/21/25, Strike $135.00	607,620
		TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $711,138)	1,360,677
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.9%)
6,456,772	State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $6,456,772)	$6,456,772
	TOTAL INVESTMENTS (103.0%) (Cost $109,636,874)	171,359,709
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.9%)		(6,456,772)
OTHER ASSETS, LESS LIABILITIES (0.9%)		1,386,703
NET ASSETS (100.0%)		$166,289,640

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Australian Dollar	12/19/25	4,897,000	$3,205,673	$(32,527)
Northern Trust Company	Swiss Franc	12/19/25	2,565,000	3,204,298	(65,993)
					$(98,520)

NOTES TO SCHEDULE OF INVESTMENTS

^  Security, or portion of security, is on loan.

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,809,074.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS

CAD  Canadian Dollar

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

GBP  British Pound Sterling

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Equity Fund Schedule of Investments October 31, 2025

HKD  Hong Kong Dollar

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

TWD  New Taiwan Dollar

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
OCTOBER 31, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$115,008,399	67.1%
European Monetary Unit	25,609,923	14.9%
Japanese Yen	6,395,583	3.7%
New Taiwan Dollar	5,706,441	3.3%
South Korean Won	5,597,097	3.3%
Canadian Dollar	4,260,945	2.5%
British Pound Sterling	3,857,971	2.3%
Chinese Yuan Renminbi	2,266,984	1.3%
Indian Rupee	1,631,643	1.0%
Hong Kong Dollar	1,024,723	0.6%
Total Investments	$171,359,709	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Global Opportunities Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (37.9%)
		Communication Services (7.9%)
5,588,000		Alibaba Group Holding Ltd. 0.000%, 09/15/32	$6,316,116
		AST SpaceMobile, Inc.*
2,238,000		2.375%, 10/15/32	3,157,930
1,931,000		2.000%, 01/15/36	2,055,723
5,368,000		DoorDash, Inc.* 0.000%, 05/15/30	5,932,714
1,576,000		Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	2,024,514
1,486,000		Lyft, Inc.* 0.000%, 09/15/30	1,734,816
2,124,000		Uber Technologies, Inc. 0.875%, 12/01/28	3,103,206
1,367,000		Uber Technologies, Inc. (Aurora Innovation, Inc.)§* 0.000%, 05/15/28	1,447,667
			25,772,686
		Consumer Discretionary (1.4%)
22,000,000	HKD	Chow Tai Fook Jewellery Group Ltd. 0.375%, 06/30/30	3,071,345
1,651,000		NCL Corp. Ltd.*^ 0.750%, 09/15/30	1,587,585
			4,658,930
		Consumer Staples (1.7%)
4,755,000		Alnylam Pharmaceuticals, Inc.* 0.000%, 09/15/28	4,758,376
358,000		Celcuity, Inc. 2.750%, 08/01/31	644,547
			5,402,923
		Energy (0.6%)
1,300,000	EUR	Saipem SpA 2.875%, 09/11/29	2,120,585
		Financials (3.8%)
3,200,000	EUR	Cara Obligations SAS (Kering SA)§ 1.500%, 12/01/30	4,811,991
2,182,000		Coinbase Global, Inc.* 0.000%, 10/01/32	2,443,469
1,600,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§ 0.000%, 03/15/27	2,753,424
1,519,000		IREN Ltd.* 0.000%, 07/01/31	1,608,621
834,000		Terawulf, Inc.* 0.000%, 05/01/32	864,683
			12,482,188
		Health Care (1.8%)
3,302,000		Ligand Pharmaceuticals, Inc.* 0.750%, 10/01/30	3,873,576
PRINCIPAL AMOUNT			VALUE
1,453,000		Tempus AI, Inc.* 0.750%, 07/15/30	$1,977,722
			5,851,298
		Industrials (2.6%)
5,259,000		AeroVironment, Inc. 0.000%, 07/15/30	7,366,544
1,100,000		Bloom Energy Corp.*†† 0.000%, 11/15/30	1,118,051
			8,484,595
		Information Technology (9.0%)
3,970,000		Cloudflare, Inc.* 0.000%, 06/15/30	4,956,148
2,858,000		CyberArk Software Ltd.* 0.000%, 06/15/30	3,340,002
2,631,000		Guidewire Software, Inc.* 1.250%, 11/01/29	3,115,288
2,008,000		Life360, Inc.* 0.000%, 06/01/30	2,786,923
2,100,000		Lumentum Holdings, Inc.* 0.375%, 03/15/32	2,780,589
5,089,000		Mirion Technologies, Inc.*^ 0.250%, 06/01/30	7,347,854
1,363,000		Nebius Group NV* 1.000%, 09/15/30	1,739,870
2,412,000		Spotify USA, Inc. 0.000%, 03/15/26	3,117,751
			29,184,425
		Materials (2.8%)
2,047,000		Fortuna Mining Corp. 3.750%, 06/30/29	3,124,869
2,700,000		KCC Corp. (HD Korea Shipbuilding & Offshore Engineering Co. Ltd.)§ 1.750%, 07/10/30	3,352,914
883,000		MP Materials Corp.* 3.000%, 03/01/30	2,679,119
			9,156,902
		Utilities (6.3%)
3,103,000		CenterPoint Energy, Inc.* 3.000%, 08/01/28	3,154,417
3,344,000		Duke Energy Corp. 4.125%, 04/15/26	3,603,294
5,200,000	EUR	Iberdrola Finanzas SA 1.500%, 03/27/30	6,486,289
3,246,000		PPL Capital Funding, Inc. 2.875%, 03/15/28	3,684,794
3,149,000		Southern Co. 4.500%, 06/15/27	3,495,327
			20,424,121
		TOTAL CONVERTIBLE BONDS (Cost $108,493,721)	123,538,653

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Opportunities Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCK (2.1%)
		Industrials (2.1%)
103,898		Boeing Co. 6.000%, 10/15/27 (Cost $5,470,765)	$6,724,279
COMMON STOCKS (57.7%)
		Communication Services (7.6%)
34,090		Alphabet, Inc. - Class A	9,585,767
189,495		AT&T, Inc.	4,690,001
88,150	HKD	Baidu, Inc. - Class A#	1,334,258
6,075		Meta Platforms, Inc. - Class A	3,938,726
3,060		Netflix, Inc.#	3,423,712
9,700	JPY	SoftBank Group Corp.	1,702,045
			24,674,509
		Consumer Discretionary (3.9%)
26,480		Amazon.com, Inc.#	6,466,946
17,630	INR	Amber Enterprises India Ltd.#	1,593,677
700		AutoZone, Inc.#	2,572,101
890		MercadoLibre, Inc.#	2,071,261
			12,703,985
		Consumer Staples (3.0%)
53,945		Celsius Holdings, Inc.#	3,249,107
2,885		Costco Wholesale Corp.	2,629,533
39,000	CNY	Eastroc Beverage Group Co. Ltd. - Class A	1,534,815
17,340		Philip Morris International, Inc.	2,502,682
			9,916,137
		Energy (1.9%)
52,710		EQT Corp.	2,824,202
12,050		Exxon Mobil Corp.	1,378,038
48,300		TechnipFMC PLC	1,997,205
			6,199,445
		Financials (9.3%)
253,910	EUR	Banco Santander SA^	2,587,390
11,600	EUR	BAWAG Group AG*	1,499,082
1,200	CAD	Fairfax Financial Holdings Ltd.	1,948,243
4,640		Goldman Sachs Group, Inc.	3,662,677
132,800		Huntington Bancshares, Inc.	2,050,432
11,555		JPMorgan Chase & Co.	3,594,992
17,930	KRW	KB Financial Group, Inc.	1,463,690
26,700	JPY	Rakuten Bank Ltd.^#	1,465,492
35,425	EUR	Societe Generale SA	2,246,675
64,625	EUR	UniCredit SpA	4,785,263
4,700		Visa, Inc. - Class A	1,601,478
37,270		Wells Fargo & Co.	3,241,372
			30,146,786
NUMBER OF SHARES			VALUE
		Health Care (1.0%)
3,710		Eli Lilly & Co.	$3,201,211
		Industrials (7.3%)
63,480	EUR	Fincantieri SpA#	1,633,234
7,825		GE Vernova, Inc.	4,578,720
130,200	JPY	Hitachi Ltd.	4,447,499
1,735	EUR	Rheinmetall AG	3,410,635
262,091	GBP	Rolls-Royce Holdings PLC	4,033,265
11,480	EUR	Siemens AG	3,253,400
12,980		Waste Management, Inc.	2,593,015
			23,949,768
		Information Technology (21.2%)
16,065		Advanced Micro Devices, Inc.#	4,114,568
3,960	EUR	ASML Holding NV	4,186,945
13,510		Broadcom, Inc.	4,993,701
61,895		Intel Corp.#	2,475,181
13,865		Microsoft Corp.	7,179,436
95,405		NVIDIA Corp.	19,318,558
17,618		Oracle Corp.	4,626,663
18,535		Palantir Technologies, Inc. - Class A#	3,715,711
82,050	KRW	Samsung Electronics Co. Ltd.	6,176,411
222,000	TWD	Taiwan Semiconductor Manufacturing Co. Ltd.	10,735,846
7,700	JPY	Tokyo Electron Ltd.	1,697,621
			69,220,641
		Materials (2.5%)
92,840	CAD	Alamos Gold, Inc. - Class A	2,862,216
14,725	EUR	Heidelberg Materials AG	3,454,537
4,010		Linde PLC	1,677,383
			7,994,136
		TOTAL COMMON STOCKS (Cost $107,237,959)	188,006,618
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (1.9%)#
		Consumer Discretionary (0.2%)
104		Tesla, Inc.
4,748,224		Call, 11/21/25, Strike $400.00	656,240
		Other (1.3%)
1,004		Invesco QQQ Trust Series 1
63,158,628		Put, 01/16/26, Strike $610.00	1,538,128
1,122		iShares Biotechnology ETF
17,882,436		Call, 11/21/25, Strike $135.00	2,771,340
			4,309,468

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Global Opportunities Fund Schedule of Investments October 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Information Technology (0.3%)
240	Microsoft Corp.
12,427,440	Call, 11/21/25, Strike $525.00	$210,600
293	Shopify, Inc.
5,094,098	Call, 11/21/25, Strike $160.00	591,127
	TOTAL INFORMATION TECHNOLOGY (Cost $689,218)	801,727
	Energy (0.1%)
2,364	Halliburton Co.
6,344,976	Call, 02/20/26, Strike $28.00	426,702
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $3,608,700)	6,194,137
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.4%)
11,124,202	State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $11,124,202)	11,124,202
	TOTAL INVESTMENTS (103.0%) (Cost $235,935,347)	335,587,889
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.4%)		(11,124,202)
OTHER ASSETS, LESS LIABILITIES (0.4%)		1,465,711
NET ASSETS (100.0%)		$325,929,398

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Australian Dollar	12/19/25	9,501,000	$6,219,541	$(63,109)
Northern Trust Company	Swiss Franc	12/19/25	4,977,000	6,217,461	(128,050)
Bank of America NA	Japanese Yen	12/19/25	928,233,000	6,050,411	(287,096)
					$(478,255)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

††  When-issued security.

#  Non-income producing security.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS

CAD  Canadian Dollar

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

TWD  New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
OCTOBER 31, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$251,045,440	74.8%
European Monetary Unit	40,476,026	12.1%
New Taiwan Dollar	10,735,846	3.2%
Japanese Yen	9,312,657	2.8%
South Korean Won	7,640,101	2.3%
Canadian Dollar	4,810,459	1.4%
Hong Kong Dollar	4,405,603	1.3%
British Pound Sterling	4,033,265	1.2%
Indian Rupee	1,593,677	0.5%
Chinese Yuan Renminbi	1,534,815	0.4%
Total Investments	$335,587,889	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

International Small Cap Growth Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES			VALUE
COMMON STOCKS (96.3%)
		Communication Services (3.2%)
7,200	SEK	Hacksaw AB#	$57,515
2,290		Millicom International Cellular SA	107,882
31,800	AUD	Superloop Ltd.#	64,878
			230,275
		Consumer Discretionary (9.2%)
28,300	MXN	Alsea, SAB de CV	78,311
1,895	INR	Amber Enterprises India Ltd.#	171,300
4,240	EUR	Auto1 Group SE#	149,005
21,800	INR	Le Travenues Technology Ltd.#	66,041
5,060	EUR	Lottomatica Group SpA	124,770
51,800	INR	Vishal Mega Mart Ltd.#	84,434
			673,861
		Consumer Staples (1.0%)
80	KRW	Samyang Foods Co. Ltd.	75,549
		Energy (2.0%)
13,600	CAD	CES Energy Solutions Corp.	93,185
17,700		Denison Mines Corp.#	56,109
			149,294
		Financials (10.3%)
34,200	EUR	Alpha Bank SA	134,071
1,300	EUR	BAWAG Group AG*	168,001
3,400	JPY	Rakuten Bank Ltd.#	186,617
134	CHF	Swissquote Group Holding SA	85,136
5,800	SEK	TF Bank AB	113,064
25,200	EUR	Unicaja Banco SA*	68,035
			754,924
		Health Care (7.4%)
8,430	SEK	Ambea AB*	113,662
520		Ascendis Pharma AS (ADR)#	104,832
2,890	EUR	Medincell SA#	128,228
2,300	SEK	Sectra AB - Class B	72,961
1,780		uniQure NV#	120,488
			540,171
		Industrials (30.4%)
2,850	INR	AXISCADES Technologies Ltd.#	51,493
1,900	JPY	BayCurrent, Inc.	87,142
75	CHF	Belimo Holding AG	80,921
1,950	TWD	Bizlink Holding, Inc.	87,649
450	EUR	DO & Co. AG	107,346
18,002	AUD	DroneShield Ltd.#	44,955
2,710	EUR	Exosens SAS	152,235
NUMBER OF SHARES			VALUE
7,190	EUR	Fincantieri SpA#	$184,987
129	KRW	Hyosung Heavy Industries Corp.	208,247
530	KRW	Hyundai Rotem Co. Ltd.	85,745
4,900	JPY	IHI Corp.	101,450
1,520	CHF	Implenia AG	120,612
8,400	JPY	Japan Elevator Service Holdings Co. Ltd.	98,886
5,100	JPY	Kandenko Co. Ltd.	155,867
327,000	HKD	Lonking Holdings Ltd.	130,345
5,310	SEK	Munters Group AB*	89,869
3,020	EUR	Palfinger AG	113,133
3,190	CHF	R&S Group Holding AG	104,988
1,680	EUR	RENK Group AG	127,909
910	EUR	Vossloh AG	82,995
			2,216,774
		Information Technology (21.3%)
590	TWD	ASPEED Technology, Inc.	104,632
1,800	TWD	Elite Material Co. Ltd.	79,084
1,730	KRW	Eugene Technology Co. Ltd.	114,700
2,300	JPY	Ibiden Co. Ltd.	216,486
3,270	EUR	Indra Sistemas SA	180,888
970		IREN Ltd.#	58,928
37,000	HKD	Kingdee International Software Group Co. Ltd.#	69,806
13,300	CAD	Kraken Robotics, Inc.#	61,164
5,010	AUD	Life360, Inc.#*	162,431
2,100	JPY	Micronics Japan Co. Ltd.	123,862
1,750	ILS	Nayax Ltd.#	73,167
1,650	ILS	Next Vision Stabilized Systems Ltd.	72,441
3,000	NOK	Norbit ASA	60,395
3,600	JPY	Optex Group Co. Ltd.	54,346
7,750	EUR	Profile Systems & Software SA	64,391
2,700	JPY	Socionext, Inc.	60,762
			1,557,483
		Materials (8.7%)
695	EUR	AlzChem Group AG	133,893
10,500	CAD	Hudbay Minerals, Inc.	168,293
15,600	AUD	Lynas Rare Earths Ltd.#	155,522
1,803	EUR	SOL SpA	105,568
1,700	CAD	Torex Gold Resources, Inc.#	70,228
			633,504
		Real Estate (1.3%)
1,700	JPY	Kasumigaseki Capital Co. Ltd.	92,676

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

International Small Cap Growth Fund Schedule of Investments October 31, 2025

NUMBER OF SHARES			VALUE
		Utilities (1.5%)
10,320	EUR	Italgas SpA	$108,287
		TOTAL COMMON STOCKS (Cost $5,512,438)	7,032,798
		TOTAL INVESTMENTS (96.3%) (Cost $5,512,438)	7,032,798
OTHER ASSETS, LESS LIABILITIES (3.7%)			272,430
NET ASSETS (100.0%)			$7,305,228

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of America NA	Japanese Yen	12/19/25	86,754,000	$565,681	$(26,631)
					$(26,631)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  European Monetary Unit

HKD  Hong Kong Dollar

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

SEK  Swedish Krona

TWD  New Taiwan Dollar

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

CURRENCY EXPOSURE
OCTOBER 31, 2025

	VALUE	% OF TOTAL INVESTMENTS
European Monetary Unit	$2,133,742	30.3%
Japanese Yen	1,178,094	16.7%
South Korean Won	484,241	6.9%
US Dollar	448,239	6.4%
Swedish Krona	447,071	6.3%
Australian Dollar	427,786	6.1%
Canadian Dollar	392,870	5.6%
Swiss Franc	391,657	5.6%
Indian Rupee	373,268	5.3%
New Taiwan Dollar	271,365	3.9%
Hong Kong Dollar	200,151	2.8%
Israeli Shekel	145,608	2.1%
Mexican Peso	78,311	1.1%
Norwegian Krone	60,395	0.9%
Total Investments	$7,032,798	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Total Return Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (47.3%)
	Airlines (1.1%)
84,901	Air Canada Pass-Through Trust Series 2015-2, Class AA* 3.750%, 06/15/29	$82,900
76,007	Alaska Airlines Pass-Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	76,302
62,975	British Airways Pass-Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	60,845
111,593	JetBlue Pass-Through Trust Series 2019-1, Class AA 2.750%, 11/15/33	98,763
		318,810
	Communication Services (2.8%)
200,000	Alphabet, Inc. 2.050%, 08/15/50	112,926
200,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	199,852
100,000	Charter Communications Operating LLC/ Charter Communications Operating Capital 2.800%, 04/01/31	89,804
150,000	Comcast Corp. 3.900%, 03/01/38	130,956
75,000	Paramount Global 3.700%, 10/04/26	74,162
100,000	T-Mobile USA, Inc. 6.700%, 12/15/33	111,881
100,000	Verizon Communications, Inc. 4.016%, 12/03/29	99,077
		818,658
	Consumer Discretionary (4.1%)
50,000	Bath & Body Works, Inc.* 6.625%, 10/01/30	51,397
25,000	Caesars Entertainment, Inc.* 7.000%, 02/15/30	25,746
150,000	Cargill, Inc.* 3.125%, 05/25/51	103,228
200,000	Ford Motor Credit Co. LLC 4.000%, 11/13/30	187,826
50,000	goeasy Ltd.* 7.625%, 07/01/29	50,449
125,000	Kohl's Corp. 5.550%, 07/17/45	81,179
100,000	Lithia Motors, Inc.* 5.500%, 10/01/30	100,249
100,000	Lowe's Cos., Inc. 4.250%, 03/15/31	99,321
100,000	M/I Homes, Inc. 3.950%, 02/15/30	95,318
PRINCIPAL AMOUNT		VALUE
100,000	Mattel, Inc. 6.200%, 10/01/40	$99,443
100,000	Meritage Homes Corp.* 3.875%, 04/15/29	97,827
100,000	NIKE, Inc. 2.850%, 03/27/30	95,155
100,000	Tractor Supply Co. 5.250%, 05/15/33	103,525
		1,190,663
	Consumer Staples (3.2%)
100,000	Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC* 4.625%, 01/15/27	99,810
125,000	Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30	122,087
125,000	Archer-Daniels-Midland Co. 3.250%, 03/27/30	120,304
125,000	Costco Wholesale Corp. 1.600%, 04/20/30	113,066
100,000	Edgewell Personal Care Co.* 4.125%, 04/01/29	95,090
125,000	Hershey Co. 1.700%, 06/01/30	112,203
100,000	Kimberly-Clark Corp. 3.100%, 03/26/30	96,138
100,000	Novartis Capital Corp. 4.700%, 09/18/54	91,322
25,000	Performance Food Group, Inc.* 5.500%, 10/15/27	25,021
50,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	48,431
		923,472
	Energy (1.4%)
95,000	Energy Transfer LP‡ 7.133%, 11/01/66 3 mo. USD Term SOFR + 3.28%	94,966
100,000	EQT Corp. 7.500%, 06/01/27	101,799
100,000	3.125%, 05/15/26*	99,291
100,000	Sunoco LP* 5.625%, 03/15/31	100,126
		396,182
	Financials (16.7%)
115,000	Ally Financial, Inc.‡^ 4.700%, 05/15/26 5 yr. CMT + 3.87%	112,844
100,000	American Homes 4 Rent LP 4.950%, 06/15/30	101,976
100,000	Arthur J Gallagher & Co. 5.000%, 02/15/32	102,049
100,000	Aviation Capital Group LLC* 3.500%, 11/01/27	98,187

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Total Return Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
100,000	Avolon Holdings Funding Ltd.* 5.500%, 01/15/26	$100,111
125,000	AXIS Specialty Finance PLC 4.000%, 12/06/27	124,646
100,000	Bank of America Corp.‡ 2.087%, 06/14/29 1 day USD SOFR + 1.06%	94,971
150,000	Bank of Montreal‡ 3.088%, 01/10/37 5 yr. CMT + 1.40%	134,088
100,000	Bank of New York Mellon Corp.‡ 5.834%, 10/25/33 1 day USD SOFR Index + 2.07%	107,739
150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	129,211
100,000	BlackRock Funding, Inc. 5.250%, 03/14/54	98,236
125,000	BP Capital Markets PLC‡ 4.875%, 03/22/30 5 yr. CMT + 4.40%	125,143
175,000	Brookfield Finance, Inc. 2.724%, 04/15/31	160,039
100,000	Brown & Brown, Inc. 5.650%, 06/11/34	103,625
150,000	Capital One Financial Corp.‡ 2.359%, 07/29/32 1 day USD SOFR + 1.34%	130,302
100,000	Charles Schwab Corp.‡ 4.000%, 06/01/26 5 yr. CMT + 3.17%	99,083
100,000	Chubb INA Holdings LLC 4.150%, 03/13/43	87,756
100,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 yr. CMT + 3.42%	99,444
100,000	Citizens Financial Group, Inc.‡ 5.718%, 07/23/32 1 day USD SOFR + 1.91%	104,356
100,000	Essent Group Ltd. 6.250%, 07/01/29	104,768
100,000	Essential Properties LP 2.950%, 07/15/31	90,873
115,000	Essex Portfolio LP 2.650%, 03/15/32	102,842
100,000	Fiserv, Inc.^ 4.750%, 03/15/30	99,995
100,000	FNB Corp.‡ 5.722%, 12/11/30 1 day USD SOFR Index + 1.93%	101,905
125,000	Globe Life, Inc. 4.550%, 09/15/28	126,232
100,000	GLP Capital LP/GLP Financing II, Inc. 3.250%, 01/15/32	89,840
PRINCIPAL AMOUNT		VALUE
100,000	Goldman Sachs Group, Inc.‡ 3.800%, 05/10/26 5 yr. CMT + 2.97%	$98,674
83,000	Huntington Bancshares, Inc.‡^ 6.250%, 10/15/30 5 yr. CMT + 2.65%	82,387
125,000	JPMorgan Chase & Co.‡ 3.650%, 06/01/26 5 yr. CMT + 2.85%	123,609
200,000	LSEGA Financing PLC* 2.000%, 04/06/28	190,284
100,000	M&T Bank Corp.‡ 4.833%, 01/16/29 1 day USD SOFR + 0.93%	101,147
125,000	Markel Group, Inc. 3.500%, 11/01/27	123,420
100,000	MetLife, Inc. 6.400%, 12/15/66	105,620
100,000	Morgan Stanley‡ 5.042%, 07/19/30 1 day USD SOFR + 1.22%	102,555
118,000	PartnerRe Finance B LLC‡ 4.500%, 10/01/50 5 yr. CMT + 3.82%	112,340
100,000	Primerica, Inc. 2.800%, 11/19/31	90,519
100,000	Prologis LP 2.875%, 11/15/29	95,294
125,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	123,584
100,000	SLM Corp. 3.125%, 11/02/26	98,335
100,000	Toronto-Dominion Bank 4.456%, 06/08/32	100,074
125,000	Travelers Cos., Inc. 2.550%, 04/27/50	77,254
100,000	U.S. Bancorp‡ 5.100%, 07/23/30 1 day USD SOFR + 1.25%	102,798
200,000	USAA Capital Corp.* 2.125%, 05/01/30	183,912
125,000	Wells Fargo & Co. 4.400%, 06/14/46	106,235
		4,848,302
	Health Care (2.7%)
100,000	CVS Health Corp. 4.780%, 03/25/38	93,923
100,000	DaVita, Inc.* 4.625%, 06/01/30	96,617
100,000	Elanco Animal Health, Inc.^ 6.650%, 08/28/28	104,404
100,000	Illumina, Inc. 5.750%, 12/13/27	102,897

See accompanying Notes to Schedule of Investments

www.calamos.com

Total Return Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
150,000	Johnson & Johnson 3.400%, 01/15/38	$132,542
100,000	Kaiser Foundation Hospitals 2.810%, 06/01/41	74,862
100,000	Royalty Pharma PLC 2.200%, 09/02/30	90,165
100,000	Zoetis, Inc. 5.600%, 11/16/32	106,368
		801,778
	Industrials (4.5%)
125,000	Air Lease Corp.‡ 4.650%, 06/15/26 5 yr. CMT + 4.08%	123,415
100,000	Burlington Northern Santa Fe LLC 4.950%, 09/15/41	97,165
100,000	Cummins, Inc. 4.875%, 10/01/43	97,340
100,000	EnerSys* 4.375%, 12/15/27	98,884
100,000	Graphic Packaging International LLC* 1.512%, 04/15/26	98,664
80,000	GXO Logistics, Inc. 1.650%, 07/15/26	78,467
100,000	Honeywell International, Inc. 1.950%, 06/01/30	90,783
100,000	Illinois Tool Works, Inc. 4.875%, 09/15/41	97,588
100,000	Paychex, Inc. 5.100%, 04/15/30	102,818
250,000	SMBC Aviation Capital Finance DAC*^ 1.900%, 10/15/26	244,758
100,000	TransDigm, Inc.* 6.375%, 03/01/29	102,755
69,339	United Airlines Pass-Through Trust Series 2018-1, Class B 4.600%, 09/01/27	69,264
		1,301,901
	Information Technology (5.6%)
150,000	Apple, Inc. 4.375%, 05/13/45	135,232
125,000	Applied Materials, Inc. 4.350%, 04/01/47	109,279
100,000	Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	99,414
110,000	CGI, Inc. 2.300%, 09/14/31	97,349
125,000	Fortinet, Inc. 2.200%, 03/15/31	111,773
100,000	Intuit, Inc. 5.200%, 09/15/33	104,567
157,000	Microsoft Corp. 4.100%, 02/06/37	151,879
PRINCIPAL AMOUNT		VALUE
125,000	NVIDIA Corp. 3.500%, 04/01/40	$107,265
100,000	Open Text Corp.* 6.900%, 12/01/27	104,188
100,000	Roper Technologies, Inc. 4.900%, 10/15/34	99,858
100,000	Synopsys, Inc. 4.850%, 04/01/30	101,795
100,000	Take-Two Interactive Software, Inc. 4.950%, 03/28/28	101,783
100,000	TTM Technologies, Inc.* 4.000%, 03/01/29	96,690
100,000	Twilio, Inc. 3.625%, 03/15/29	96,177
100,000	VMware LLC 1.800%, 08/15/28	93,939
25,000	Zebra Technologies Corp.* 6.500%, 06/01/32	25,934
		1,637,122
	Other (0.4%)
125,000	Intact Financial Corp.* 5.459%, 09/22/32	129,091
	Real Estate (2.1%)
100,000	Brixmor Operating Partnership LP 4.125%, 06/15/26	99,907
100,000	EPR Properties 4.950%, 04/15/28	100,870
100,000	Global Net Lease, Inc.* 4.500%, 09/30/28	98,338
100,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP* 3.750%, 12/15/27	97,040
100,000	Public Storage Operating Co. 2.300%, 05/01/31	90,194
125,000	Tanger Properties LP 3.875%, 07/15/27	124,083
		610,432
	Utilities (2.7%)
150,000	Berkshire Hathaway Energy Co. 3.800%, 07/15/48	116,370
100,000	Consolidated Edison Co. of New York, Inc. 3.350%, 04/01/30	96,949
150,000	Duke Energy Carolinas LLC 3.700%, 12/01/47	116,359
125,000	Entergy Texas, Inc. 1.750%, 03/15/31	109,920
150,000	Northern States Power Co. 3.750%, 12/01/47	112,611
150,000	Public Service Electric & Gas Co. 3.600%, 12/01/47	115,494

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Total Return Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
125,000	Southern Co.‡ 3.750%, 09/15/51 5 yr. CMT + 2.92%	$123,584
		791,287
	TOTAL CORPORATE BONDS (Cost $14,334,859)	13,767,698
BANK LOANS (3.8%)¡
	Airlines (0.4%)
123,125	Air Canada‡ 2024 Term Loan B, 5.965%, 03/21/31 1 mo. USD Term SOFR + 2.00%	123,571
	Communication Services (0.8%)
213,941	APi Group DE, Inc.‡ 2025 Term Loan, 5.715%, 01/03/29 1 mo. USD Term SOFR + 1.75%	214,423
	Consumer Discretionary (1.5%)
119,649	American Airlines, Inc.‡ 2025 Term Loan, 6.134%, 04/20/28 3 mo. USD Term SOFR + 2.25%	119,921
66,370	American Axle & Manufacturing, Inc.‡ 2022 Term Loan B, 7.048%, 12/13/29 1 mo. USD Term SOFR + 3.00%	66,412
29,630	American Axle & Manufacturing, Inc.‡ 2022 Term Loan B, 7.060%, 12/13/29 6 mo. USD Term SOFR + 3.00%	29,648
123,441	Light & Wonder International, Inc.‡ 2024 Term Loan B2, 6.287%, 04/14/29 1 mo. USD Term SOFR + 2.25%	123,981
100,000	Murphy USA, Inc.‡ Term Loan B, 5.879%, 04/07/32 1 mo. USD Term SOFR + 1.75%	100,979
		440,941
	Financials (0.2%)
53,732	Jazz Financing Lux SARL‡ 2024 1st Lien Term Loan B2, 6.215%, 05/05/28 1 mo. USD Term SOFR + 2.25%	53,922
	Information Technology (0.4%)
123,125	KBR, Inc.‡ 2024 1st Lien Term Loan B, 5.965%, 01/17/31 1 mo. USD Term SOFR + 2.00%	123,873
	Materials (0.5%)
134,533	Axalta Coating Systems U.S. Holdings, Inc.‡ 2024 Term Loan B7, 5.752%, 12/20/29 3 mo. USD Term SOFR + 1.75%	134,954
	TOTAL BANK LOANS (Cost $1,087,692)	1,091,684
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (42.5%)
	Other (42.5%)
59,382	Federal Home Loan Mortgage Corp. 2.500%, 02/01/35	$56,182
113,723	4.000%, 05/01/49	109,411
70,388	Federal National Mortgage Association 2.500%, 09/01/31	68,157
63,422	3.000%, 02/01/33	61,633
36,421	3.000%, 01/01/35	35,145
215,665	3.000%, 07/01/46	196,248
141,504	3.000%, 03/01/47	128,764
39,556	4.000%, 03/01/47	38,200
120,248	3.500%, 08/01/47	112,755
67,084	4.500%, 04/01/48	66,434
87,501	4.000%, 06/01/48	84,309
57,899	3.500%, 02/01/49	54,274
52,846	3.000%, 07/01/49	47,545
101,384	3.500%, 11/01/49	94,532
515,981	2.500%, 04/01/50	444,021
437,093	3.000%, 04/01/50	392,819
348,171	3.500%, 04/01/50	324,618
686,159	2.500%, 07/01/51	587,155
224,114	4.500%, 06/01/52	219,736
464,019	4.000%, 11/01/52	442,342
407,972	4.500%, 11/01/52	399,624
381,079	5.500%, 12/01/52	387,268
624,368	4.500%, 02/01/53	611,400
639,156	5.500%, 08/01/53	647,625
622,495	6.000%, 09/01/53	638,592
751,273	6.000%, 03/01/54	769,596
116,327	Government National Mortgage Association 3.500%, 10/20/47	108,931
88,743	3.000%, 10/20/47	80,851
550,000	U.S. Treasury Bonds 3.500%, 02/15/39	506,516
300,000	1.125%, 05/15/40	193,148
200,000	4.000%, 11/15/42	186,438
500,000	3.000%, 05/15/47	385,039
500,000	2.250%, 08/15/49	323,047
500,000	2.000%, 02/15/50	302,578
200,000	2.875%, 05/15/52	144,281
350,000	3.000%, 08/15/52	258,781
425,000	3.625%, 02/15/53	354,875
250,000	U.S. Treasury Notes 3.625%, 08/15/28	250,205
1,000,000	3.750%, 08/31/31	997,734
200,000	3.875%, 08/31/32	199,984
950,000	3.875%, 08/15/34	939,238
125,000	4.250%, 05/15/35	126,709
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $13,537,095)	12,376,740

See accompanying Notes to Schedule of Investments

www.calamos.com

Total Return Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
RESIDENTIAL MORTGAGE BACKED SECURITY (0.3%)
	Other (0.3%)
100,000	BX Trust Series 2019-OC11, Class A* 3.202%, 12/09/41 (Cost $101,392)	$94,714
ASSET BACKED SECURITIES (3.8%)
	Financials (2.6%)
12,897	Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2* 5.300%, 06/21/28	12,925
68,300	CLI Funding VI LLC Series 2020-3A, Class A* 2.070%, 10/18/45	64,302
66,777	ELFI Graduate Loan Program LLC Series 2022-A, Class A* 4.510%, 08/26/47	65,877
7,504	Enterprise Fleet Financing LLC Series 2022-4, Class A2* 5.760%, 10/22/29	7,535
150,000	Hertz Vehicle Financing III LP Series 2021-2A, Class A* 1.680%, 12/27/27	146,338
13,363	Oscar U.S. Funding XII LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	13,292
237,000	Progress Residential Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	233,587
3,634	SoFi Professional Loan Program LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	3,629
200,000	Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A* 4.930%, 06/25/36	204,411
		751,896
	Other (1.2%)
150,000	Aligned Data Centers Issuer LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	146,535
98,667	SVC ABS LLC Series 2023-1A, Class A* 5.150%, 02/20/53	98,271
100,000	USAA Auto Owner Trust Series 2024-A, Class A3* 5.030%, 03/15/29	100,774
		345,580
	TOTAL ASSET BACKED SECURITIES (Cost $1,105,236)	1,097,476
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.4%)
420,030	State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $420,030)	$420,030
	TOTAL INVESTMENTS (99.1%) (Cost $30,586,304)	28,848,342
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.4%)		(420,030)
OTHER ASSETS, LESS LIABILITIES (2.3%)		679,314
NET ASSETS (100.0%)		$29,107,626

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

‡  Variable rate security. The rate shown is the rate in effect at October 31, 2025.

^  Security, or portion of security, is on loan.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

FUTURES CONTRACTS

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE	MARKET VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Buys 2,000,000	U.S. Treasury Note 5-Year	Dec 2025	$2,184,219	$2,607	*

*  This amount represents the cumulative appreciation/depreciation on futures contracts. Current day's variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

High Income Opportunities Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.3%)
	Other (0.3%)
100,000	SVC ABS LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $95,758)	$97,190
CORPORATE BONDS (80.4%)
	Airlines (0.9%)
69,927	Alaska Airlines Pass-Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	70,198
87,600	American Airlines Pass-Through Trust Series 2021-1, Class B 3.950%, 01/11/32	83,813
72,257	British Airways Pass-Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	69,797
79,041	JetBlue Pass-Through Trust Series 2020-1, Class B 7.750%, 05/15/30	79,591
		303,399
	Communication Services (7.2%)
65,000	Altice France SA* 6.875%, 07/15/32	62,502
105,000	APi Group DE, Inc.* 4.750%, 10/15/29	103,105
35,000	Bell Telephone Co. of Canada or Bell Canada‡ 7.000%, 09/15/55 5 yr. CMT + 2.36%	36,802
87,000	Cincinnati Bell Telephone Co. LLC 6.300%, 12/01/28	87,226
50,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	52,461
50,000	7.500%, 03/15/33	52,368
220,000	CSC Holdings LLC* 4.500%, 11/15/31	135,054
200,000	4.625%, 12/01/30	71,618
34,000	Directv Financing LLC* 8.875%, 02/01/30	33,845
35,000	Directv Financing LLC/ Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	35,005
146,000	Frontier California, Inc. 6.750%, 05/15/27	148,978
24,000	Frontier Communications Holdings LLC* 8.750%, 05/15/30	25,108
151,000	Frontier Florida LLC 6.860%, 02/01/28	157,140
140,000	Frontier North, Inc. 6.730%, 02/15/28	144,889
PRINCIPAL AMOUNT		VALUE
90,000	Go Daddy Operating Co. LLC/ GD Finance Co., Inc.* 3.500%, 03/01/29	$85,832
45,000	Gray Media, Inc.* 7.250%, 08/15/33	44,140
45,000	5.375%, 11/15/31^	31,321
95,000	Hughes Satellite Systems Corp.^ 5.250%, 08/01/26	93,470
48,000	iHeartCommunications, Inc.* 10.875%, 05/01/30	34,620
31,150	7.750%, 08/15/30	26,214
23,000	Level 3 Financing, Inc.* 7.000%, 03/31/34	23,649
68,875	Lumen Technologies, Inc. 10.000%, 10/15/32*	69,687
65,000	7.600%, 09/15/39^	64,626
90,000	Paramount Global 4.900%, 08/15/44	71,347
85,000	Rogers Communications, Inc.‡ 7.125%, 04/15/55 5 yr. CMT + 2.62%	91,049
60,000	7.000%, 04/15/55 5 yr. CMT + 2.65%	62,853
46,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29^	41,620
23,000	5.375%, 01/15/31	16,025
45,000	Sinclair Television Group, Inc.* 8.125%, 02/15/33	45,938
124,000	Sirius XM Radio LLC* 3.875%, 09/01/31^	112,571
70,000	5.500%, 07/01/29^	70,108
50,000	3.125%, 09/01/26	49,609
37,000	T-Mobile USA, Inc. 6.700%, 12/15/33	41,396
45,000	TELUS Corp.‡ 6.625%, 10/15/55 5 yr. CMT + 2.77%	46,550
70,000	Time Warner Cable LLC 6.550%, 05/01/37	71,761
35,000	7.300%, 07/01/38	37,777
47,000	Univision Communications, Inc.* 8.000%, 08/15/28	48,432
45,000	8.500%, 07/31/31	46,121
6,000	Versant Media Group, Inc.* 7.250%, 01/30/31	6,122
45,000	Warnermedia Holdings, Inc. 5.050%, 03/15/42	36,135
20,000	4.279%, 03/15/32	18,354
		2,533,428
	Consumer Discretionary (18.3%)
135,000	Adams Homes, Inc.* 9.250%, 10/15/28	140,364
75,000	Adient Global Holdings Ltd.*^ 8.250%, 04/15/31	78,379

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
45,000	7.500%, 02/15/33	$46,548
40,000	Advance Auto Parts, Inc.* 7.000%, 08/01/30	40,511
23,000	7.375%, 08/01/33	23,306
90,000	American Axle & Manufacturing, Inc.* 6.375%, 10/15/32	90,372
46,000	7.750%, 10/15/33	46,092
200,000	Aptiv Swiss Holdings Ltd.‡ 6.875%, 12/15/54 5 yr. CMT + 3.39%	204,532
84,000	Ashton Woods USA LLC/ Ashton Woods Finance Co.* 4.625%, 08/01/29	79,779
46,000	6.875%, 08/01/33	46,138
123,000	Bath & Body Works, Inc. 6.694%, 01/15/27	125,728
70,000	6.875%, 11/01/35^	73,223
65,000	6.625%, 10/01/30*	66,817
200,000	Brightstar Lottery PLC* 5.250%, 01/15/29	199,604
78,000	Caesars Entertainment, Inc.*^ 6.000%, 10/15/32	74,467
61,000	4.625%, 10/15/29	57,442
90,000	Carnival Corp.* 6.125%, 02/15/33	92,867
45,000	4.000%, 08/01/28	44,290
200,000	CCO Holdings LLC/ CCO Holdings Capital Corp.* 4.750%, 03/01/30	190,076
190,000	4.250%, 02/01/31	172,250
185,000	5.125%, 05/01/27	184,038
110,000	6.375%, 09/01/29	111,229
55,000	5.000%, 02/01/28	54,474
50,000	4.500%, 08/15/30	46,819
48,000	4.750%, 02/01/32^	43,494
90,000	Century Communities, Inc.* 6.625%, 09/15/33	89,847
50,000	Churchill Downs, Inc.* 6.750%, 05/01/31	51,251
48,000	5.750%, 04/01/30	48,154
68,000	Clarios Global LP/ Clarios U.S. Finance Co.* 6.750%, 09/15/32	69,903
91,000	Dana, Inc. 4.500%, 02/15/32^	89,128
80,000	4.250%, 09/01/30	78,944
47,000	DISH DBS Corp. 5.125%, 06/01/29	40,653
36,000	7.375%, 07/01/28	33,668
88,000	DISH Network Corp.* 11.750%, 11/15/27	92,660
200,000	Ford Motor Credit Co. LLC 4.000%, 11/13/30	187,826
45,000	General Motors Co. 5.200%, 04/01/45	40,892
PRINCIPAL AMOUNT		VALUE
90,000	goeasy Ltd.* 6.875%, 02/15/31	$88,013
83,000	7.625%, 07/01/29	83,745
70,000	9.250%, 12/01/28	72,602
140,000	Goodyear Tire & Rubber Co.^ 5.625%, 04/30/33	126,602
50,000	5.250%, 07/15/31	45,567
55,000	Group 1 Automotive, Inc.* 6.375%, 01/15/30	56,253
41,000	4.000%, 08/15/28	39,822
58,544	Guitar Center, Inc. 11.000%, 08/19/32	17,563
17,292	JetBlue Pass-Through Trust Series 2019-1, Class B 8.000%, 05/15/29	17,508
59,000	Kohl's Corp. 5.550%, 07/17/45	38,316
95,000	Liberty Interactive LLC 8.250%, 02/01/30	8,225
90,000	Life Time, Inc.* 6.000%, 11/15/31	91,253
68,000	Light & Wonder International, Inc.* 6.250%, 10/01/33	67,806
100,000	Lindblad Expeditions LLC* 7.000%, 09/15/30	101,929
45,000	Lithia Motors, Inc.* 5.500%, 10/01/30	45,112
65,000	M/I Homes, Inc. 3.950%, 02/15/30	61,957
115,000	Macy's Retail Holdings LLC 4.300%, 02/15/43	83,189
69,000	6.700%, 07/15/34*	65,049
180,000	MGM Resorts International^ 6.500%, 04/15/32	182,914
100,000	Midwest Gaming Borrower LLC/ Midwest Gaming Finance Corp.* 4.875%, 05/01/29	97,146
51,000	NCL Corp. Ltd.* 6.250%, 09/15/33	51,558
45,000	5.875%, 01/15/31	45,023
46,000	Newell Brands, Inc. 8.500%, 06/01/28*	47,359
46,000	6.625%, 05/15/32^	43,482
45,000	6.375%, 05/15/30^	42,812
90,000	Nissan Motor Acceptance Co. LLC* 6.125%, 09/30/30	89,271
80,000	Patrick Industries, Inc.* 4.750%, 05/01/29	78,761
45,000	6.375%, 11/01/32	45,879
100,000	Penn Entertainment, Inc.*^ 4.125%, 07/01/29	93,224
120,000	Premier Entertainment Sub LLC/ Premier Entertainment Finance Corp.* 5.625%, 09/01/29	71,993

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

High Income Opportunities Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
45,000	QVC, Inc. 5.450%, 08/15/34	$20,013
45,000	Raising Cane's Restaurants LLC* 9.375%, 05/01/29	47,092
147,000	Rite Aid Corp. 0.000%, 11/15/26*@	—
49,741	15.000%, 08/30/31@	249
26,771	0.000%, 10/18/25*	—
9,674	0.000%, 08/30/31*@!!	726
9,116	0.000%, 08/30/34	—
90,000	Rivers Enterprise Borrower LLC/ Rivers Enterprise Finance Corp.* 6.625%, 02/01/33	91,029
90,000	Rivers Enterprise Lender LLC/ Rivers Enterprise Lender Corp.* 6.250%, 10/15/30	90,724
48,750	Saks Global Enterprises LLC* 11.000%, 12/15/29	17,798
20,977	SGUS LLC* 11.000%, 12/15/29	18,186
75,000	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./ Simmons Pet Food, Inc./Simmons Feed* 4.625%, 03/01/29	71,937
135,000	Six Flags Entertainment Corp.*^ 7.250%, 05/15/31	135,354
75,000	Six Flags Entertainment Corp./ Canada's Wonderland Co./ Magnum Management Corp.^ 5.250%, 07/15/29	72,173
63,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	61,342
70,000	Speedway Motorsports LLC/ Speedway Funding II, Inc.* 4.875%, 11/01/27	69,658
75,000	Staples, Inc.* 10.750%, 09/01/29	73,237
95,000	Station Casinos LLC* 4.500%, 02/15/28	93,556
100,000	STL Holding Co. LLC* 8.750%, 02/15/29	104,919
25,000	Viking Cruises Ltd.* 9.125%, 07/15/31	26,803
46,000	Voyager Parent LLC* 9.250%, 07/01/32	48,312
90,000	Whirlpool Corp. 6.500%, 06/15/33	87,888
45,000	William Carter Co.*†† 7.375%, 02/15/31	44,868
150,000	ZF North America Capital, Inc.* 7.500%, 03/24/31	143,589
		6,475,151
PRINCIPAL AMOUNT		VALUE
	Consumer Staples (4.6%)
155,000	Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC* 4.625%, 01/15/27	$154,705
75,000	5.875%, 02/15/28	75,119
25,000	6.250%, 03/15/33	25,737
11,000	5.750%, 03/31/34††	11,051
11,000	5.500%, 03/31/31††	11,090
90,000	Amneal Pharmaceuticals LLC* 6.875%, 08/01/32	94,369
50,000	Avis Budget Car Rental LLC/ Avis Budget Finance, Inc.* 8.375%, 06/15/32	51,348
50,000	Brink's Co.* 6.750%, 06/15/32	51,985
50,000	6.500%, 06/15/29	51,547
107,000	Central Garden & Pet Co.*^ 4.125%, 04/30/31	100,344
110,000	Edgewell Personal Care Co.* 4.125%, 04/01/29	104,599
90,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	86,464
26,000	JBS USA Holding Lux SARL/ JBS USA Food Co./JBS Lux Co. SARL 5.750%, 04/01/33	27,104
77,507	MPH Acquisition Holdings LLC* 6.750%, 03/31/31 0.750% PIK Rate	66,595
40,442	5.750%, 12/31/30	36,758
63,000	New Albertsons LP 7.750%, 06/15/26	64,178
96,000	Performance Food Group, Inc.* 4.250%, 08/01/29	93,732
23,000	6.125%, 09/15/32	23,633
75,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	72,646
100,000	Post Holdings, Inc.* 6.250%, 02/15/32	102,887
88,000	6.375%, 03/01/33	89,447
90,000	Prestige Brands, Inc.* 3.750%, 04/01/31	83,620
70,000	RR Donnelley & Sons Co.* 9.500%, 08/01/29	71,828
75,000	United Natural Foods, Inc.* 6.750%, 10/15/28	75,076
		1,625,862
	Energy (11.7%)
90,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp.* 6.625%, 10/15/32	91,832
46,000	6.625%, 07/15/33	46,817
73,000	Buckeye Partners LP 6.750%, 02/01/30*	76,377
50,000	5.850%, 11/15/43	46,995

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
37,000	6.875%, 07/01/29*	$38,451
88,000	Civitas Resources, Inc.* 8.750%, 07/01/31	90,491
46,000	9.625%, 06/15/33	49,340
70,000	Continental Resources, Inc. 4.900%, 06/01/44	56,708
68,000	Enbridge, Inc.‡ 7.375%, 03/15/55 5 yr. CMT + 3.12%	72,384
45,000	7.200%, 06/27/54 5 yr. CMT + 2.97%	48,193
90,000	Energy Transfer LP‡ 7.133%, 11/01/66^ 3 mo. USD Term SOFR + 3.28%	89,968
70,000	6.500%, 11/15/26 5 yr. CMT + 5.69%	70,417
45,000	7.125%, 10/01/54 5 yr. CMT + 2.83%	46,613
70,000	Genesis Energy LP/ Genesis Energy Finance Corp. 8.875%, 04/15/30	73,989
45,000	8.000%, 05/15/33	46,615
125,000	Gulfport Energy Operating Corp.* 6.750%, 09/01/29	127,822
100,000	Howard Midstream Energy Partners LLC* 7.375%, 07/15/32	104,955
90,000	Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp.* 6.875%, 12/01/32	91,583
92,000	Matador Resources Co.* 6.500%, 04/15/32	92,953
96,000	Nabors Industries, Inc.* 9.125%, 01/31/30	100,934
70,000	New Fortress Energy, Inc.* 6.500%, 09/30/26	10,852
97,000	Oceaneering International, Inc. 6.000%, 02/01/28	97,672
61,000	ONEOK, Inc.* 6.500%, 09/01/30	65,288
135,000	Parkland Corp.* 6.625%, 08/15/32	137,584
86,000	Permian Resources Operating LLC* 7.000%, 01/15/32	89,285
23,000	6.250%, 02/01/33	23,431
45,000	Phillips 66 Co.‡ 5.875%, 03/15/56 5 yr. CMT + 2.28%	44,793
100,000	Plains All American Pipeline LP‡ 8.583%, 11/30/25 3 mo. USD Term SOFR + 4.37%	100,203
100,000	South Bow Canadian Infrastructure Holdings Ltd.‡ 7.625%, 03/01/55 5 yr. CMT + 3.95%	104,314
PRINCIPAL AMOUNT		VALUE
134,000	Summit Midstream Holdings LLC* 8.625%, 10/31/29	$136,470
90,000	Sunoco LP* 6.250%, 07/01/33	92,085
70,000	7.875%, 09/18/30‡ 5 yr. CMT + 4.23%	71,241
90,000	Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp.* 6.750%, 03/15/34	89,393
160,000	TGNR Intermediate Holdings LLC* 5.500%, 10/15/29	155,190
140,000	Transocean International Ltd.* 8.250%, 05/15/29	140,928
68,000	7.875%, 10/15/32	70,092
25,000	Venture Global Calcasieu Pass LLC* 4.125%, 08/15/31	23,135
25,000	3.875%, 08/15/29	23,694
213,000	Venture Global LNG, Inc.* 9.000%, 09/30/29‡ 5 yr. CMT + 5.44%	199,259
120,000	8.375%, 06/01/31	123,268
75,000	8.125%, 06/01/28	77,309
48,000	7.000%, 01/15/30^	48,615
45,000	9.875%, 02/01/32^	48,086
45,000	9.500%, 02/01/29	48,484
90,000	Venture Global Plaquemines LNG LLC* 6.500%, 01/15/34	94,317
11,000	6.750%, 01/15/36	11,659
90,000	Vital Energy, Inc.^ 9.750%, 10/15/30	92,704
90,000	VOC Escrow Ltd.* 5.000%, 02/15/28	89,901
91,000	WBI Operating LLC* 6.500%, 10/15/33	91,016
46,000	6.250%, 10/15/30	45,933
90,000	Weatherford International Ltd.* 6.750%, 10/15/33	92,039
124,000	Wildfire Intermediate Holdings LLC* 7.500%, 10/15/29	124,064
		4,125,741
	Financials (11.9%)
74,000	Acrisure LLC/Acrisure Finance, Inc.* 8.250%, 02/01/29	77,158
90,000	Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer* 7.375%, 10/01/32	93,072
90,000	6.500%, 10/01/31	92,474
126,000	Ally Financial, Inc.‡ 4.700%, 05/15/26^ 5 yr. CMT + 3.87%	123,637
45,000	4.700%, 05/15/28 7 yr. CMT + 3.48%	41,949
95,000	AmWINS Group, Inc.* 4.875%, 06/30/29	91,841

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

High Income Opportunities Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
45,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.* 7.500%, 07/15/33	$46,460
90,000	Azorra Finance Ltd.* 7.250%, 01/15/31	94,370
100,000	Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance* 7.125%, 05/15/31	102,760
90,000	Blackstone Mortgage Trust, Inc.* 7.750%, 12/01/29	94,868
50,000	Brandywine Operating Partnership LP 8.875%, 04/12/29	54,370
34,000	6.125%, 01/15/31	34,161
112,000	Bread Financial Holdings, Inc.*‡ 8.375%, 06/15/35 5 yr. CMT + 4.30%	114,466
150,000	Broadstreet Partners Group LLC* 5.875%, 04/15/29	149,466
72,000	Brookfield Property REIT, Inc./ BPR Cumulus LLC/BPR Nimbus LLC/ GGSI Sellco LLC* 4.500%, 04/01/27	70,960
45,000	Citigroup, Inc.‡ 6.875%, 08/15/30	46,328
90,000	Corebridge Financial, Inc.‡ 6.375%, 09/15/54 5 yr. CMT + 2.65%	92,830
70,000	Credit Acceptance Corp.* 9.250%, 12/15/28	73,438
40,000	6.625%, 03/15/30	39,969
90,000	CrossCountry Intermediate HoldCo LLC* 6.500%, 10/01/30	90,955
90,000	Cushman & Wakefield U.S. Borrower LLC* 8.875%, 09/01/31	96,441
45,000	Enstar Group Ltd.*‡^ 7.500%, 04/01/45 5 yr. CMT + 3.19%	47,068
25,000	First Citizens BancShares, Inc.‡ 8.271%, 01/04/27 3 mo. USD Term SOFR + 4.23%	25,689
110,000	GGAM Finance Ltd.* 8.000%, 02/15/27	112,697
45,000	5.875%, 03/15/30	45,750
90,000	HUB International Ltd.* 5.625%, 12/01/29	89,818
75,000	7.375%, 01/31/32	77,788
150,000	Iron Mountain, Inc.* 5.250%, 03/15/28	149,988
200,000	Jefferies Finance LLC/ JFIN Co-Issuer Corp.* 6.625%, 10/15/31	197,292
108,000	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp.* 7.000%, 07/15/31	113,408
PRINCIPAL AMOUNT		VALUE
50,000	Level 3 Financing, Inc.* 3.875%, 10/15/30	$45,059
69,000	MetLife, Inc. 6.400%, 12/15/66	72,878
50,000	Newmark Group, Inc. 7.500%, 01/12/29	53,584
50,000	OneMain Finance Corp. 7.500%, 05/15/31	52,267
45,000	6.500%, 03/15/33	44,956
90,000	Park Intermediate Holdings LLC/ PK Domestic Property LLC/ PK Finance Co-Issuer* 7.000%, 02/01/30	92,292
113,000	Provident Funding Associates LP/ PFG Finance Corp.* 9.750%, 09/15/29	119,135
95,000	RHP Hotel Properties LP/ RHP Finance Corp.* 6.500%, 04/01/32	97,758
68,000	Rocket Cos., Inc.* 6.375%, 08/01/33	70,941
45,000	6.125%, 08/01/30	46,479
91,000	Rocket Mortgage LLC/ Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	85,647
95,000	Service Properties Trust 8.375%, 06/15/29	94,585
90,000	Starwood Property Trust, Inc.* 6.000%, 04/15/30	92,030
45,000	6.500%, 07/01/30	46,858
23,000	Stonex Escrow Issuer LLC* 6.875%, 07/15/32	23,776
125,000	StoneX Group, Inc.* 7.875%, 03/01/31	132,592
90,000	TrueNoord Capital DAC* 8.750%, 03/01/30	94,859
100,000	United Wholesale Mortgage LLC* 5.500%, 04/15/29	98,521
50,000	Uniti Group LP/ Uniti Group Finance 2019, Inc./ CSL Capital LLC*^ 6.500%, 02/15/29	46,800
45,000	UWM Holdings LLC* 6.250%, 03/15/31	44,957
50,000	VFH Parent LLC/Valor Co-Issuer, Inc.* 7.500%, 06/15/31	52,344
90,000	XHR LP* 6.625%, 05/15/30	92,022
		4,181,811
	Health Care (4.9%)
90,000	Acadia Healthcare Co., Inc.*^ 7.375%, 03/15/33	93,210
170,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30^	143,018

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
73,000	10.875%, 01/15/32	$78,686
49,000	6.875%, 04/15/29^	44,455
12,000	5.250%, 05/15/30	11,257
100,000	DaVita, Inc.* 4.625%, 06/01/30	96,617
100,000	3.750%, 02/15/31	91,931
90,000	6.875%, 09/01/32	93,299
72,000	Embecta Corp.* 5.000%, 02/15/30	68,339
24,000	6.750%, 02/15/30	23,749
45,000	Encompass Health Corp. 4.750%, 02/01/30	44,501
45,000	4.500%, 02/01/28	44,683
100,000	HCA, Inc. 7.500%, 11/06/33	115,870
51,000	IQVIA, Inc.* 6.250%, 06/01/32	53,168
135,000	Medline Borrower LP* 5.250%, 10/01/29	134,526
110,000	3.875%, 04/01/29	106,899
12,000	Medline Borrower LP/ Medline Co-Issuer, Inc.* 6.250%, 04/01/29	12,355
200,000	Organon & Co./ Organon Foreign Debt Co-Issuer BV*^ 5.125%, 04/30/31	153,648
200,000	Tenet Healthcare Corp. 6.250%, 02/01/27	200,400
120,000	6.875%, 11/15/31	130,451
		1,741,062
	Industrials (8.5%)
110,000	AAR Escrow Issuer LLC* 6.750%, 03/15/29	113,632
100,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	89,164
95,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 yr. CMT + 3.15%	91,554
20,000	4.650%, 06/15/26 5 yr. CMT + 4.08%	19,746
49,000	Arcosa, Inc.* 4.375%, 04/15/29	47,717
46,000	6.875%, 08/15/32	48,158
241,607	ARD Finance SA* 6.500%, 06/30/27 7.250% PIK rate	3,032
50,000	Bombardier, Inc.* 8.750%, 11/15/30	54,011
40,000	7.000%, 06/01/32	42,016
31,000	7.250%, 07/01/31^	32,928
25,000	6.750%, 06/15/33	26,255
3,000	7.875%, 04/15/27	3,011
87,000	BWX Technologies, Inc.* 4.125%, 04/15/29	84,930
140,000	Cascades, Inc./Cascades USA, Inc.* 6.750%, 07/15/30	143,228
PRINCIPAL AMOUNT		VALUE
23,000	Delta Air Lines, Inc./SkyMiles IP Ltd.* 4.750%, 10/20/28	$23,165
125,000	Deluxe Corp.* 8.000%, 06/01/29^	123,966
25,000	8.125%, 09/15/29	26,229
45,000	Energizer Holdings, Inc.* 6.000%, 09/15/33	43,594
45,000	EnerSys* 6.625%, 01/15/32	46,289
45,000	4.375%, 12/15/27	44,498
65,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	65,727
35,000	8.000%, 03/15/33	34,523
92,000	Graham Packaging Co., Inc.* 7.125%, 08/15/28	91,732
60,000	Graphic Packaging International LLC* 4.750%, 07/15/27	59,921
44,000	3.500%, 03/01/29	41,699
107,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	103,587
115,000	Herc Holdings, Inc.* 5.500%, 07/15/27	115,024
50,000	6.625%, 06/15/29	51,671
45,000	7.250%, 06/15/33	47,482
45,000	7.000%, 06/15/30	47,148
75,000	JELD-WEN, Inc.* 7.000%, 09/01/32	61,950
145,000	Ken Garff Automotive LLC* 4.875%, 09/15/28	142,561
60,000	Moog, Inc.* 4.250%, 12/15/27	59,342
95,000	Novelis Corp.* 4.750%, 01/30/30	91,864
90,000	Quikrete Holdings, Inc.* 6.375%, 03/01/32	93,470
25,000	Sealed Air Corp.* 6.500%, 07/15/32	25,891
24,000	5.000%, 04/15/29	23,848
78,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28	79,046
25,000	7.250%, 02/15/31^	26,241
86,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	80,021
68,000	Standard Building Solutions, Inc.* 6.250%, 08/01/33	69,468
25,000	6.500%, 08/15/32	25,730
95,000	TransDigm, Inc.* 6.875%, 12/15/30	98,674
70,000	6.750%, 08/15/28	71,511
35,000	7.125%, 12/01/31	36,618
23,000	6.625%, 03/01/32	23,791
23,194	United Airlines Pass-Through Trust Series 2019-2, Class B 3.500%, 11/01/29	22,527
69,000	Waste Pro USA, Inc.* 7.000%, 02/01/33	71,917

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

High Income Opportunities Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
56,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	$55,352
45,000	7.375%, 10/01/31	47,126
35,000	6.625%, 06/15/29	36,051
		3,008,636
	Information Technology (3.4%)
45,000	Block, Inc.* 5.625%, 08/15/30	45,713
23,000	6.000%, 08/15/33	23,527
46,000	CACI International, Inc.* 6.375%, 06/15/33	47,851
56,000	Coherent Corp.* 5.000%, 12/15/29	55,497
48,000	Fair Isaac Corp.* 4.000%, 06/15/28	46,948
34,000	6.000%, 05/15/33	34,728
100,000	KBR, Inc.*^ 4.750%, 09/30/28	98,456
46,000	NCL Corp. Ltd.* 6.750%, 02/01/32	47,314
68,000	ON Semiconductor Corp.* 3.875%, 09/01/28	66,243
45,000	Open Text Corp.* 6.900%, 12/01/27	46,885
36,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	33,562
25,000	4.125%, 02/15/30	23,908
79,000	Playtika Holding Corp.* 4.250%, 03/15/29	71,391
120,000	TTM Technologies, Inc.* 4.000%, 03/01/29	116,028
65,000	Twilio, Inc. 3.625%, 03/15/29	62,515
23,000	3.875%, 03/15/31	21,810
38,000	UKG, Inc.* 6.875%, 02/01/31	39,120
125,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	118,114
100,000	Zebra Technologies Corp.* 6.500%, 06/01/32	103,737
100,000	ZoomInfo Technologies LLC/ ZoomInfo Finance Corp.* 3.875%, 02/01/29	94,370
		1,197,717
	Materials (4.3%)
90,000	Avient Corp.* 6.250%, 11/01/31	91,952
90,000	Capstone Copper Corp.* 6.750%, 03/31/33	93,256
45,000	Celanese U.S. Holdings LLC 6.879%, 07/15/32	45,256
90,000	Century Aluminum Co.* 6.875%, 08/01/32	92,472
PRINCIPAL AMOUNT		VALUE
80,000	Chemours Co.* 8.000%, 01/15/33^	$77,309
24,000	4.625%, 11/15/29	21,243
170,000	Clearwater Paper Corp.* 4.750%, 08/15/28	159,737
140,000	FMC Corp.‡ 8.450%, 11/01/55 5 yr. CMT + 4.37%	135,890
90,000	JW Aluminum Continuous Cast Co.* 10.250%, 04/01/30	92,580
45,000	Kaiser Aluminum Corp.*†† 5.875%, 03/01/34	44,857
100,000	Knife River Corp.* 7.750%, 05/01/31	104,784
92,000	Mercer International, Inc.^ 5.125%, 02/01/29	59,520
47,000	12.875%, 10/01/28*	39,222
90,000	Qnity Electronics, Inc.* 6.250%, 08/15/33	92,516
100,000	Silgan Holdings, Inc. 4.125%, 02/01/28	98,139
90,000	Solstice Advanced Materials, Inc.* 5.625%, 09/30/33	89,978
90,000	Terex Corp.* 6.250%, 10/15/32	91,514
37,940	Trinseo Luxco Finance SPV SARL/ Trinseo NA Finance SPV LLC* 7.625%, 05/03/29 2.5% PIK Rate	13,339
90,000	WR Grace Holdings LLC* 6.625%, 08/15/32	87,032
		1,530,596
	Other (2.4%)
38,812	Claritev Corp.* 6.750%, 03/31/31 0.750% PIK Rate	31,080
162,025	EchoStar Corp. 10.750%, 11/30/29	178,479
92,890	6.750%, 11/30/30 6.750% Cash or PIK	95,949
45,000	Gen Digital, Inc.* 6.750%, 09/30/27	45,750
75,000	Mohegan Tribal Gaming Authority/ MS Digital Entertainment Holdings LLC* 8.250%, 04/15/30	77,878
90,000	New Gold, Inc.* 6.875%, 04/01/32	94,080
90,000	Olin Corp.* 6.625%, 04/01/33	89,309
45,000	Reinsurance Group of America, Inc.‡ 6.650%, 09/15/55 5 yr. CMT + 2.39%	47,127
90,000	Rfna LP*^ 7.875%, 02/15/30	89,706

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
90,000	Stonepeak Nile Parent LLC* 7.250%, 03/15/32	$95,284
		844,642
	Real Estate (0.5%)
46,000	Forestar Group, Inc.* 6.500%, 03/15/33	47,201
65,000	Global Net Lease, Inc.* 4.500%, 09/30/28	63,920
69,000	Global Net Lease, Inc./ Global Net Lease Operating Partnership LP* 3.750%, 12/15/27	66,957
		178,078
	Special Purpose Acquisition Companies (0.4%)
25,000	Clydesdale Acquisition Holdings, Inc.* 6.750%, 04/15/32	25,098
95,000	Fertitta Entertainment LLC/ Fertitta Entertainment Finance Co., Inc.* 6.750%, 01/15/30	88,142
46,000	4.625%, 01/15/29	44,023
		157,263
	Utilities (1.4%)
45,000	Dominion Energy, Inc.‡ 6.625%, 05/15/55 5 yr. CMT + 2.21%	46,980
100,000	Duke Energy Corp.‡^ 6.450%, 09/01/54 5 yr. CMT + 2.59%	105,925
75,000	Entergy Corp.‡ 7.125%, 12/01/54 5 yr. CMT + 2.67%	78,950
70,000	Evergy, Inc.‡ 6.650%, 06/01/55 5 yr. CMT + 2.56%	72,045
72,000	NiSource, Inc.‡ 6.950%, 11/30/54 5 yr. CMT + 2.45%	75,225
34,000	PPL Capital Funding, Inc.‡ 6.928%, 03/30/67 3 mo. USD Term SOFR + 2.93%	33,523
45,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 yr. CMT + 5.74%	45,545
25,000	8.000%, 10/15/26 5 yr. CMT + 6.93%	25,650
		483,843
	TOTAL CORPORATE BONDS (Cost $28,818,909)	28,387,229
CONVERTIBLE BOND (0.1%)
	Energy (0.1%)
45,000	Nabors Industries, Inc. 1.750%, 06/15/29 (Cost $33,368)	35,149
PRINCIPAL AMOUNT		VALUE
BANK LOANS (14.3%)¡
	Airlines (0.3%)
59,100	Air Canada‡ 2024 Term Loan B, 5.965%, 03/21/31 1 mo. USD Term SOFR + 2.00%	$59,314
53,730	United Airlines, Inc.‡ 2024 1st Lien Term Loan B, 6.196%, 02/22/31 3 mo. USD Term SOFR + 2.00%	53,946
		113,260
	Communication Services (1.8%)
45,000	Altice France SA! 2025 USD Term Loan B14, 0.000%, 05/31/31	44,960
38,256	Audacy Capital Corp.‡ 2024 Term Loan B, 10.079%, 10/01/29 1 mo. USD Term SOFR + 6.00%	30,677
4,281	Audacy Capital Corp.‡ 2024 Term Loan A, 11.079%, 10/02/28 1 mo. USD Term SOFR + 7.00%	4,222
49,496	Cincinnati Bell, Inc.‡ 2025 Term Loan B4, 6.215%, 11/22/28 1 mo. USD Term SOFR + 2.25%	49,584
41,983	Clear Channel Outdoor Holdings, Inc.‡ 2024 Term Loan, 8.079%, 08/23/28 1 mo. USD Term SOFR + 4.00%	42,115
78,047	CSC Holdings LLC‡ 2019 Term Loan B5, 8.500%, 04/15/27 3 mo. U.S. (Fed) Prime Rate + 1.50%	73,707
32,404	DirecTV Financing LLC‡ 2024 Term Loan, 9.352%, 08/02/29 3 mo. USD Term SOFR + 5.25%	32,498
6,984	DirecTV Financing LLC‡ Term Loan, 9.102%, 08/02/27 3 mo. USD Term SOFR + 5.00%	7,002
1,903	Gray Television, Inc.‡ 2024 Term Loan B, 9.384%, 06/04/29 1 mo. USD Term SOFR + 5.25%	1,906
100,000	Level 3 Financing, Inc.‡ 2025 Repriced Term Loan B4, 7.215%, 03/29/32 1 mo. USD Term SOFR + 3.25%	100,000
49,750	Sinclair Television Group, Inc.‡ 2025 Term Loan B6, 7.402%, 12/31/29 3 mo. USD Term SOFR + 3.30%	45,475

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

High Income Opportunities Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
118,850	TripAdvisor, Inc.‡ Term Loan, 6.715%, 07/08/31 1 mo. USD Term SOFR + 2.75%	$115,284
90,000	Versant Media Group, Inc.! Term Loan B, 0.000%, 10/23/30	89,813
		637,243
	Consumer Discretionary (3.1%)
61,441	American Airlines, Inc.‡ 2025 Term Loan, 6.134%, 04/20/28 3 mo. USD Term SOFR + 2.25%	61,581
49,750	American Airlines, Inc.‡ 2025 Term Loan B, 7.134%, 05/28/32 3 mo. USD Term SOFR + 3.25%	49,999
90,000	Beach Acquisition Bidco LLC‡ USD Term Loan B, 7.308%, 09/12/32 3 mo. USD Term SOFR + 3.25%	90,600
45,000	Boots Group Bidco Ltd.‡ USD Term Loan, 7.705%, 08/30/32 3 mo. USD Term SOFR + 3.50%	45,253
54,138	Caesars Entertainment, Inc.‡ Term Loan B, 6.215%, 02/06/30 1 mo. USD Term SOFR + 2.25%	53,873
59,550	Chinos Intermediate Holdings A, Inc.‡ 2024 Term Loan B, 9.840%, 09/26/31 3 mo. USD Term SOFR + 6.00%	51,049
70,000	Clarios Global LP‡ 2025 USD Term Loan B, 6.715%, 01/28/32 1 mo. USD Term SOFR + 2.75%	70,306
89,775	Flutter Financing BV‡ 2025 Term Loan B, 6.002%, 06/04/32 3 mo. USD Term SOFR + 2.00%	89,476
89,326	Life Time Fitness, Inc.‡ 2025 Term Loan, 6.106%, 11/05/31 1 mo. USD Term SOFR + 2.00%	89,473
72,334	Light & Wonder International, Inc.‡ 2024 Term Loan B2, 6.287%, 04/14/29 1 mo. USD Term SOFR + 2.25%	72,651
44,438	Peloton Interactive, Inc.‡ 2024 Term Loan B, 9.465%, 05/30/29 1 mo. USD Term SOFR + 5.50%	45,067
90,000	PetSmart, Inc.‡ 2025 USD Term Loan B, 8.031%, 08/18/32 1 mo. USD Term SOFR + 4.00%	88,875
PRINCIPAL AMOUNT		VALUE
98,500	Station Casinos LLC‡ 2024 Term Loan B, 5.965%, 03/14/31 1 mo. USD Term SOFR + 2.00%	$98,693
90,000	Weber-Stephen Products LLC‡ 2025 Term Loan B, 7.735%, 10/01/32 3 mo. USD Term SOFR + 3.75%	89,869
98,199	Windsor Holdings III LLC‡ 2025 USD Term Loan B, 6.727%, 08/01/30 1 mo. USD Term SOFR + 2.75%	98,280
		1,095,045
	Consumer Staples (2.6%)
100,000	Amneal Pharmaceuticals LLC‡ 2025 Term Loan B, 7.465%, 08/01/32 1 mo. USD Term SOFR + 3.50%	100,958
74,250	B&G Foods, Inc.‡ 2024 Term Loan B, 7.465%, 10/10/29 1 mo. USD Term SOFR + 3.50%	71,317
69,825	Bausch & Lomb Corp.‡ 2025 Term Loan B, 8.215%, 01/15/31 1 mo. USD Term SOFR + 4.25%	70,349
231,420	Bausch Health Cos., Inc.‡ 2025 Term Loan B, 10.215%, 10/08/30 1 mo. USD Term SOFR + 6.25%	230,409
8,911	MPH Acquisition Holdings LLC‡ 2025 Exchange 1st Out Term Loan, 7.590%, 12/31/30 3 mo. USD Term SOFR + 3.75%	8,924
90,000	Opal Bidco SAS‡ USD 1st Lien Term Loan B, 6.838%, 04/28/32 3 mo. USD Term SOFR + 3.00%	90,492
113,399	Star Parent, Inc.‡ Term Loan B, 8.002%, 09/27/30 3 mo. USD Term SOFR + 4.00%	113,728
89,775	Team Health Holdings, Inc.‡ 2025 Term Loan B, 8.340%, 06/30/28 3 mo. USD Term SOFR + 4.50%	90,049
49,368	United Natural Foods, Inc.‡ 2024 Term Loan, 8.715%, 05/01/31 1 mo. USD Term SOFR + 4.75%	49,738
89,548	Veritiv Corp.‡ Term Loan B, 8.002%, 12/02/30 3 mo. USD Term SOFR + 4.00%	86,239
		912,203

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
	Energy (0.5%)
123,380	New Fortress Energy, Inc.‡ 2025 Incremental Term Loan B, 9.570%, 10/30/28 3 mo. USD Term SOFR + 5.50%	$56,755
136,823	Par Petroleum LLC‡ 2024 Term Loan B, 7.687%, 02/28/30 3 mo. USD Term SOFR + 3.75%	137,250
		194,005
	Financials (1.8%)
64,838	Acrisure LLC‡ 2025 Term Loan B, 7.215%, 06/21/32 1 mo. USD Term SOFR + 3.25%	64,993
150,000	Advisor Group, Inc.‡ 2025 Term Loan, 6.965%, 07/30/32 1 mo. USD Term SOFR + 3.00%	150,407
73,881	Amynta Agency Borrower, Inc.‡ 2025 Term Loan B, 6.715%, 12/29/31 1 mo. USD Term SOFR + 2.75%	74,089
59,218	Broadstreet Partners, Inc.‡ 2024 Term Loan B4, 6.715%, 06/13/31 1 mo. USD Term SOFR + 2.75%	59,423
119,100	Dragon Buyer, Inc.‡ Term Loan B, 6.752%, 09/30/31 3 mo. USD Term SOFR + 2.75%	119,606
84,258	HUB International Ltd.‡ 2025 Term Loan B, 6.120%, 06/20/30 3 mo. USD Term SOFR + 2.25%	84,630
68,775	Iron Mountain, Inc.‡ 2023 Term Loan B, 5.965%, 01/31/31 1 mo. USD Term SOFR + 2.00%	68,911
		622,059
	Health Care (0.3%)
106,988	Padagis LLC‡ Term Loan B, 8.949%, 07/06/28 3 mo. USD Term SOFR + 4.75%	93,347
	Industrials (2.1%)
89,219	ACProducts, Inc.‡ 2021 Term Loan B, 8.513%, 05/17/28 3 mo. USD Term SOFR + 4.25%	78,216
30,000	Blackfin Pipeline LLC‡ Term Loan B, 7.000%, 09/29/32 1 mo. USD Term SOFR + 3.00%	30,028
PRINCIPAL AMOUNT		VALUE
60,000	Blackfin Pipeline LLC! Term Loan B, 0.000%, 09/29/32	$60,056
69,825	Chamberlain Group, Inc.‡ 2025 Term Loan B, 6.965%, 09/08/32 1 mo. USD Term SOFR + 3.00%	70,130
38,571	Coherent Corp.‡ 2025 Term Loan B2, 5.715%, 07/02/29 1 mo. USD Term SOFR + 1.75%	38,680
124,200	EMRLD Borrower LP‡ 2024 Term Loan B, 6.122%, 08/04/31 6 mo. USD Term SOFR + 2.25%	123,923
88,877	MI Windows & Doors LLC‡ 2024 Term Loan B2, 6.715%, 03/28/31 1 mo. USD Term SOFR + 2.75%	89,127
89,550	Quikrete Holdings, Inc.‡ 2025 Term Loan B, 6.215%, 02/10/32 1 mo. USD Term SOFR + 2.25%	89,760
182,441	TransDigm, Inc.‡ 2023 Term Loan J, 6.502%, 02/28/31 3 mo. USD Term SOFR + 2.50%	182,894
		762,814
	Information Technology (1.2%)
131,684	Boxer Parent Co., Inc.‡ 2025 USD Term Loan B, 7.199%, 07/30/31 3 mo. USD Term SOFR + 3.00%	130,972
100,581	Camelot U.S. Acquisition LLC‡ 2024 Term Loan B, 6.715%, 01/31/31 1 mo. USD Term SOFR + 2.75%	98,916
134,324	Rocket Software, Inc.‡ 2023 USD Term Loan B, 7.715%, 11/28/28 1 mo. USD Term SOFR + 3.75%	133,976
49,500	UKG, Inc.‡ 2024 Term Loan B, 6.338%, 02/10/31 3 mo. USD Term SOFR + 2.50%	49,550
		413,414
	Materials (0.4%)
142,807	Ineos U.S. Finance LLC‡ 2023 USD Term Loan B, 7.215%, 02/18/30 1 mo. USD Term SOFR + 3.25%	123,016
63,421	Trinseo Materials Operating SCA‡ 2021 Term Loan B2, 6.961%, 05/03/28 3 mo. USD Term SOFR + 2.50%	12,003
		135,019

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

High Income Opportunities Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
	Other (0.1%)
45,000	Windstream Services LLC‡ 2024 Term Loan B, 8.815%, 10/01/31 1 mo. USD Term SOFR + 4.75%	$44,887
	Special Purpose Acquisition Company (0.1%)
36,600	Clydesdale Acquisition Holdings, Inc.‡ Term Loan B, 7.140%, 04/13/29 1 mo. USD Term SOFR + 3.18%	36,619
	TOTAL BANK LOANS (Cost $5,214,889)	5,059,915
NUMBER OF SHARES		VALUE
COMMON STOCKS (0.6%)
	Communication Services (0.0%)
2,040	Altice USA, Inc. - Class A^#	4,549
1,699	Audacy, Inc.#	12,743
1,273	Cumulus Media, Inc. - Class A#	172
		17,464
	Consumer Discretionary (0.0%)
134	Rite Aid Corp.#	134
	Energy (0.6%)
385	Cheniere Energy Partners LP	20,085
5,575	Energy Transfer LP	93,827
2,570	Enterprise Products Partners LP	79,130
660	EP Energy Corp.#	1,073
		194,115
	TOTAL COMMON STOCKS (Cost $263,626)	211,713
WARRANTS (0.0%)#
	Communication Services (0.0%)
297	Audacy Capital Corp. 09/30/28, Strike $1.00	—
49	Audacy Capital Corp. 09/30/28, Strike $1.00	—
		—
	Energy (0.0%)
4,950	Mcdermott International Ltd. 06/30/27, Strike $15.98	1
4,455	Mcdermott International Ltd. 06/30/27, Strike $12.33	—
		1
	TOTAL WARRANTS (Cost $1,909)	1
NUMBER OF SHARES		VALUE
PREFERRED STOCKS (0.3%)
	Communication Services (0.3%)
2,509	Qwest Corp. 6.500%, 09/01/56	$49,553
760	T-Mobile USA, Inc. 6.250%, 09/01/69	18,977
606	5.500%, 03/01/70	14,065
70	5.500%, 06/01/70	1,614
738	Telephone & Data Systems, Inc. 6.625%, 03/31/26	14,864
	TOTAL PREFERRED STOCKS (Cost $89,378)	99,073
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.9%)
2,775,698	State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $2,775,698)	2,775,698
	TOTAL INVESTMENTS (103.9%) (Cost $37,293,535)	36,665,968
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.9%)		(2,775,698)
OTHER ASSETS, LESS LIABILITIES (4.0%)		1,396,528
NET ASSETS (100.0%)		$35,286,798

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

‡  Variable rate security. The rate shown is the rate in effect at October 31, 2025.

^  Security, or portion of security, is on loan.

@  In default status and considered non-income producing.

!!  Restricted security—The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATE	ACQUISITION COST
Rite Aid Corp.	09/04/2024	$9,290
TOTAL		$9,290

††  When-issued security.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments October 31, 2025

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#  Non-income producing security.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Short-Term Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (56.6%)
	Airlines (0.7%)
1,091,465	Alaska Airlines Pass-Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	$1,095,700
259,418	British Airways Pass-Through Trust Series 2018-1, Class A* 4.125%, 03/20/33	252,577
450,063	British Airways Pass-Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	434,842
435,488	British Airways Pass-Through Trust Series 2020-1, Class A* 4.250%, 05/15/34	427,479
663,095	JetBlue Pass-Through Trust Series 2020-1, Class B 7.750%, 05/15/30	667,704
		2,878,302
	Communication Services (1.6%)
1,000,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	999,260
1,000,000	AT&T, Inc. 4.700%, 08/15/30	1,014,200
1,000,000	1.700%, 03/25/26	990,430
500,000	Frontier California, Inc. 6.750%, 05/15/27	510,200
500,000	Match Group Holdings II LLC* 4.625%, 06/01/28	493,190
500,000	Paramount Global 3.700%, 10/04/26	494,410
1,000,000	Rogers Communications, Inc. 3.625%, 12/15/25	998,790
500,000	Sirius XM Radio LLC* 3.125%, 09/01/26	496,090
500,000	Uber Technologies, Inc. 4.150%, 01/15/31	496,100
		6,492,670
	Consumer Discretionary (7.4%)
222,000	Advance Auto Parts, Inc.*^ 7.000%, 08/01/30	224,837
1,000,000	Aptiv Swiss Holdings Ltd. 4.650%, 09/13/29	1,015,880
500,000	AutoZone, Inc. 5.050%, 07/15/26	503,215
500,000	4.500%, 02/01/28	504,815
1,000,000	Bath & Body Works, Inc.* 6.625%, 10/01/30	1,027,950
1,000,000	BMW U.S. Capital LLC*^ 5.050%, 08/11/28	1,024,580
1,000,000	BorgWarner, Inc. 2.650%, 07/01/27	976,960
PRINCIPAL AMOUNT		VALUE
500,000	Brightstar Lottery PLC* 5.250%, 01/15/29	$499,010
1,000,000	Caesars Entertainment, Inc.* 7.000%, 02/15/30	1,029,850
500,000	Carnival Corp.* 5.125%, 05/01/29	506,400
500,000	4.000%, 08/01/28	492,115
500,000	CCO Holdings LLC/CCO Holdings Capital Corp.* 5.125%, 05/01/27	497,400
500,000	Daimler Truck Finance North America LLC* 5.125%, 09/25/27	507,830
500,000	5.000%, 01/15/27^	504,770
500,000	Dana, Inc. 4.250%, 09/01/30	493,400
1,000,000	Denso Corp.*^ 4.282%, 09/17/30	1,001,140
1,000,000	DR Horton, Inc.^ 4.850%, 10/15/30	1,020,280
1,000,000	Flutter Treasury DAC* 6.375%, 04/29/29	1,036,660
1,000,000	Ford Motor Credit Co. LLC 6.950%, 03/06/26	1,005,920
1,000,000	General Motors Financial Co., Inc. 6.000%, 01/09/28	1,035,190
200,000	5.400%, 04/06/26	200,948
1,000,000	Gildan Activewear, Inc.* 4.700%, 10/07/30	996,060
750,000	goeasy Ltd.* 9.250%, 12/01/28	777,878
500,000	Group 1 Automotive, Inc.* 6.375%, 01/15/30	511,390
1,000,000	Honda Motor Co. Ltd. 4.436%, 07/08/28	1,006,780
246,079	JetBlue Pass-Through Trust Series 2019-1, Class B 8.000%, 05/15/29	249,155
500,000	Kia Corp.* 3.500%, 10/25/27	492,655
1,000,000	Lennar Corp.^ 5.200%, 07/30/30	1,028,440
1,000,000	Lithia Motors, Inc.* 5.500%, 10/01/30	1,002,490
1,000,000	Lowe's Cos., Inc. 4.250%, 03/15/31	993,210
1,000,000	M/I Homes, Inc. 4.950%, 02/01/28	997,170
750,000	Mattel, Inc.* 3.375%, 04/01/26	745,853
500,000	5.875%, 12/15/27	501,210
1,000,000	Meritage Homes Corp.*^ 3.875%, 04/15/29	978,270

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
500,000	MGM Resorts International 6.125%, 09/15/29	$509,480
500,000	5.500%, 04/15/27	503,260
1,000,000	O'Reilly Automotive, Inc. 5.750%, 11/20/26	1,016,480
500,000	Royal Caribbean Cruises Ltd.* 5.500%, 04/01/28	508,665
1,000,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	1,013,430
1,000,000	Whirlpool Corp. 6.125%, 06/15/30	991,540
500,000	ZF North America Capital, Inc.* 6.875%, 04/14/28	503,480
		30,436,046
	Consumer Staples (1.7%)
500,000	Brink's Co.* 6.500%, 06/15/29	515,475
1,000,000	Cintas Corp. No. 2 4.200%, 05/01/28	1,004,640
1,000,000	Dollar General Corp. 4.625%, 11/01/27	1,007,970
300,000	McCormick & Co., Inc. 0.900%, 02/15/26	297,072
1,000,000	Mondelez International, Inc.^ 2.625%, 03/17/27	981,080
1,000,000	Performance Food Group, Inc.* 5.500%, 10/15/27	1,000,840
1,000,000	Sysco Corp. 3.300%, 07/15/26	993,990
1,000,000	United Rentals North America, Inc. 3.875%, 11/15/27	987,590
		6,788,657
	Energy (3.3%)
500,000	Buckeye Partners LP* 6.875%, 07/01/29	519,610
1,000,000	Enbridge, Inc.^ 5.250%, 04/05/27	1,015,060
500,000	Enterprise Products Operating LLC^ 5.050%, 01/10/26	500,805
500,000	EQT Corp. 7.500%, 06/01/27	508,995
500,000	6.375%, 04/01/29	517,475
1,000,000	Hess Midstream Operations LP* 6.500%, 06/01/29	1,036,520
1,000,000	Kinder Morgan, Inc. 5.100%, 08/01/29	1,027,140
500,000	Oceaneering International, Inc. 6.000%, 02/01/28	503,465
1,000,000	ONEOK, Inc. 5.550%, 11/01/26	1,012,050
500,000	4.850%, 07/15/26^	501,285
PRINCIPAL AMOUNT		VALUE
500,000	Parkland Corp.* 5.875%, 07/15/27	$500,510
500,000	Patterson-UTI Energy, Inc. 3.950%, 02/01/28	491,395
1,000,000	Schlumberger Holdings Corp.* 5.000%, 05/29/27	1,012,920
1,000,000	South Bow USA Infrastructure Holdings LLC 4.911%, 09/01/27	1,008,250
1,000,000	Sunoco LP* 5.625%, 03/15/31	1,001,260
500,000	VOC Escrow Ltd.* 5.000%, 02/15/28	499,450
1,000,000	Williams Cos., Inc. 5.400%, 03/02/26	1,004,020
1,000,000	4.625%, 06/30/30	1,007,560
		13,667,770
	Financials (18.4%)
1,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.875%, 04/01/28	1,015,480
1,000,000	African Development Bank 3.875%, 06/12/28	1,005,640
1,000,000	Allstate Corp. 5.050%, 06/24/29	1,029,600
250,000	Ally Financial, Inc.‡ 5.737%, 05/15/29 1 day USD SOFR Index + 1.96%	255,060
1,000,000	American Express Co.‡ 5.085%, 01/30/31 1 day USD SOFR Index + 1.02%	1,030,840
500,000	5.389%, 07/28/27 1 day USD SOFR + 0.97%	504,365
1,000,000	American Homes 4 Rent LP 4.950%, 06/15/30	1,019,760
1,000,000	American International Group, Inc. 4.850%, 05/07/30	1,022,650
1,000,000	Aon North America, Inc. 5.125%, 03/01/27	1,012,720
500,000	Arthur J Gallagher & Co. 4.850%, 12/15/29	510,645
500,000	4.600%, 12/15/27	504,855
2,000,000	Asian Development Bank 2.750%, 01/19/28	1,962,700
1,000,000	Asian Infrastructure Investment Bank 4.000%, 01/18/28	1,007,290
750,000	Aviation Capital Group LLC* 1.950%, 09/20/26	734,137
500,000	Avolon Holdings Funding Ltd.* 6.375%, 05/04/28	521,190
250,000	5.500%, 01/15/26	250,277
1,000,000	AXIS Specialty Finance PLC 4.000%, 12/06/27	997,170

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Short-Term Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
1,000,000	Bank of America Corp.‡ 4.979%, 01/24/29 1 day USD SOFR + 0.83%	$1,017,870
250,000	1.658%, 03/11/27 1 day USD SOFR + 0.91%	247,688
1,000,000	Bank of Montreal 5.203%, 02/01/28	1,024,510
500,000	4.350%, 09/22/31‡ 1 day USD SOFR Index + 1.08%	498,330
1,000,000	Bank of New York Mellon‡ 4.729%, 04/20/29 1 day USD SOFR + 1.14%	1,016,660
1,000,000	Bank of Nova Scotia 5.250%, 06/12/28	1,030,170
250,000	BlackRock Funding, Inc.^ 4.600%, 07/26/27	253,120
500,000	Blackstone Private Credit Fund^ 4.950%, 09/26/27	502,400
1,250,000	Capital One Financial Corp. 4.100%, 02/09/27	1,248,162
1,000,000	CBRE Services, Inc. 4.800%, 06/15/30	1,015,710
250,000	Charles Schwab Corp. 0.900%, 03/11/26	247,293
1,000,000	Chubb INA Holdings LLC 4.650%, 08/15/29	1,020,650
1,000,000	Citigroup, Inc.‡ 3.887%, 01/10/28 3 mo. USD Term SOFR + 1.82%	996,270
1,000,000	CNO Global Funding* 5.875%, 06/04/27	1,025,290
750,000	Comerica, Inc.‡ 5.982%, 01/30/30 1 day USD SOFR + 2.16%	780,337
1,000,000	Cooperatieve Rabobank UA*‡ 4.655%, 08/22/28 1 yr. CMT + 1.75%	1,008,420
1,000,000	COPT Defense Properties LP 4.500%, 10/15/30	994,490
1,000,000	Council of Europe Development Bank 3.750%, 05/25/26	999,020
330,000	Credit Acceptance Corp.* 9.250%, 12/15/28	346,206
222,000	6.625%, 03/15/30	221,827
1,000,000	Danske Bank AS*‡ 4.298%, 04/01/28 1 yr. CMT + 1.75%	1,001,020
1,000,000	Enact Holdings, Inc. 6.250%, 05/28/29	1,046,870
1,000,000	Essent Group Ltd. 6.250%, 07/01/29	1,047,680
1,250,000	European Bank for Reconstruction & Development 0.500%, 11/25/25	1,247,250
PRINCIPAL AMOUNT		VALUE
1,000,000	European Investment Bank 3.250%, 11/15/27	$992,560
500,000	Federal Realty OP LP 1.250%, 02/15/26	495,595
1,000,000	Federation des Caisses Desjardins du Quebec* 4.565%, 08/26/30	1,005,750
1,000,000	Fifth Third Bank NA‡ 4.967%, 01/28/28 1 day USD SOFR + 0.81%	1,009,050
1,000,000	First Industrial LP 5.250%, 01/15/31	1,023,460
1,000,000	Fiserv, Inc. 4.750%, 03/15/30	999,950
1,000,000	FNB Corp.‡ 5.722%, 12/11/30 1 day USD SOFR Index + 1.93%	1,019,050
500,000	GGAM Finance Ltd.*^ 8.000%, 06/15/28	531,060
1,000,000	GLP Capital LP/GLP Financing II, Inc. 5.750%, 06/01/28	1,028,470
500,000	Goldman Sachs BDC, Inc. 6.375%, 03/11/27	510,015
735,000	HAT Holdings I LLC/HAT Holdings II LLC* 8.000%, 06/15/27	763,908
1,000,000	JPMorgan Chase & Co.‡ 4.915%, 01/24/29 1 day USD SOFR + 0.80%	1,017,820
250,000	1.578%, 04/22/27 1 day USD SOFR + 0.89%	246,958
500,000	KeyCorp‡ 5.121%, 04/04/31 1 day USD SOFR Index + 1.23%	512,110
1,000,000	Kreditanstalt fuer Wiederaufbau 3.750%, 02/15/28	1,002,590
300,000	1.000%, 10/01/26^	292,455
1,000,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.* 4.750%, 06/15/29	981,970
1,000,000	LPL Holdings, Inc.*^ 4.625%, 11/15/27	999,070
1,000,000	M&T Bank Corp.^‡ 4.833%, 01/16/29 1 day USD SOFR + 0.93%	1,011,470
1,000,000	Macquarie Airfinance Holdings Ltd.* 5.200%, 03/27/28	1,015,740
250,000	Manufacturers & Traders Trust Co. 4.650%, 01/27/26	250,127
500,000	Metropolitan Life Global Funding I* 5.000%, 01/06/26	500,830
500,000	Morgan Stanley‡ 5.042%, 07/19/30 1 day USD SOFR + 1.22%	512,775

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
500,000	Morgan Stanley Bank NA‡ 4.952%, 01/14/28 1 day USD SOFR + 1.08%	$504,490
1,000,000	MSCI, Inc.* 4.000%, 11/15/29	975,720
1,000,000	Mutual of Omaha Cos Global Funding* 5.350%, 04/09/27	1,016,280
750,000	Nasdaq, Inc.^ 5.350%, 06/28/28	773,865
500,000	National Bank of Canada 5.600%, 12/18/28	521,335
1,000,000	National Securities Clearing Corp.* 4.700%, 05/20/30	1,022,900
500,000	NatWest Markets PLC* 1.600%, 09/29/26	489,450
500,000	Nordea Bank Abp* 1.500%, 09/30/26	488,830
1,000,000	Nuveen LLC* 5.550%, 01/15/30	1,043,240
1,000,000	Oesterreichische Kontrollbank AG 3.625%, 09/09/27	998,570
500,000	OneMain Finance Corp. 3.500%, 01/15/27	492,105
1,000,000	PayPal Holdings, Inc. 2.650%, 10/01/26	989,340
1,000,000	PNC Bank NA^‡ 4.775%, 01/15/27 1 day USD SOFR + 0.50%	1,000,730
500,000	Pricoa Global Funding I* 1.200%, 09/01/26	489,225
1,000,000	Principal Life Global Funding II* 4.950%, 11/27/29	1,022,780
200,000	5.000%, 01/16/27^	202,178
1,000,000	Prologis LP 4.750%, 01/15/31	1,021,060
500,000	Prologis Targeted U.S. Logistics Fund LP* 5.250%, 04/01/29	515,600
250,000	Realty Income Corp. 3.950%, 02/01/29	248,718
500,000	RGA Global Funding* 4.350%, 08/25/28	501,140
500,000	RLJ Lodging Trust LP* 3.750%, 07/01/26	496,635
500,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.* 2.875%, 10/15/26	491,325
750,000	Royal Bank of Canada 6.000%, 11/01/27	779,182
250,000	0.875%, 01/20/26	248,315
500,000	SBA Tower Trust* 1.631%, 05/15/51	485,965
250,000	1.840%, 04/15/27	239,993
200,000	1.884%, 07/15/50	198,932
PRINCIPAL AMOUNT		VALUE
300,000	Skandinaviska Enskilda Banken AB*^ 1.200%, 09/09/26	$293,043
500,000	SLM Corp. 3.125%, 11/02/26	491,675
500,000	State Street Corp.‡ 5.751%, 11/04/26 1 day USD SOFR + 1.35%	500,000
500,000	4.530%, 02/20/29 1 day USD SOFR + 1.02%	504,870
500,000	Synovus Bank 5.625%, 02/15/28	510,840
1,000,000	Toronto-Dominion Bank 4.808%, 06/03/30	1,020,110
1,000,000	Toyota Motor Credit Corp.^ 4.625%, 01/12/28	1,014,510
1,000,000	Truist Bank‡ 4.136%, 10/23/29 1 day USD SOFR + 0.91%	996,350
1,000,000	U.S. Bancorp‡ 5.100%, 07/23/30 1 day USD SOFR + 1.25%	1,027,980
		75,561,686
	Health Care (3.2%)
1,000,000	180 Medical, Inc.* 3.875%, 10/15/29	967,320
1,000,000	Agilent Technologies, Inc. 2.750%, 09/15/29	948,240
250,000	Bristol-Myers Squibb Co. 4.900%, 02/22/27	253,182
1,000,000	Cardinal Health, Inc. 5.000%, 11/15/29	1,027,010
1,000,000	CVS Health Corp. 5.000%, 02/20/26	1,001,550
1,000,000	Elevance Health, Inc. 4.101%, 03/01/28	999,270
1,000,000	Gilead Sciences, Inc. 1.200%, 10/01/27	951,740
1,000,000	Illumina, Inc. 5.800%, 12/12/25	1,000,660
1,000,000	IQVIA, Inc. 5.700%, 05/15/28	1,031,020
500,000	Laboratory Corp. of America Holdings 2.950%, 12/01/29	475,385
1,000,000	McKesson Corp. 4.650%, 05/30/30	1,016,770
1,000,000	0.900%, 12/03/25	997,220
500,000	Sanofi SA†† 3.800%, 11/03/28	499,150
295,000	Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/26	290,537

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Short-Term Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
1,000,000	Thermo Fisher Scientific, Inc. 5.000%, 01/31/29	$1,029,030
500,000	UnitedHealth Group, Inc. 5.250%, 02/15/28	513,405
		13,001,489
	Industrials (7.2%)
500,000	AAR Escrow Issuer LLC* 6.750%, 03/15/29	516,510
1,000,000	AGCO Corp. 5.450%, 03/21/27	1,014,170
500,000	Air Lease Corp. 2.200%, 01/15/27	487,485
500,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.* 5.750%, 04/20/29	504,595
1,000,000	Amphenol Corp. 5.050%, 04/05/27	1,014,700
1,000,000	Amrize Finance U.S. LLC* 4.700%, 04/07/28	1,012,000
466,000	Berry Global, Inc.* 4.875%, 07/15/26	466,130
1,000,000	Canadian Pacific Railway Co. 4.000%, 06/01/28	998,560
500,000	Cascades, Inc./Cascades USA, Inc.* 6.750%, 07/15/30	511,530
1,000,000	CNH Industrial Capital LLC 4.500%, 10/08/27	1,006,960
1,100,000	CRH SMW Finance DAC 5.125%, 01/09/30	1,132,230
974,432	Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.000%, 12/10/29	936,010
1,100,000	Eaton Capital ULC 4.450%, 05/09/30	1,110,593
250,000	GATX Corp. 5.400%, 03/15/27	253,735
500,000	Graphic Packaging International LLC* 1.512%, 04/15/26	493,320
500,000	GXO Logistics, Inc. 1.650%, 07/15/26	490,420
500,000	Harley-Davidson Financial Services, Inc.* 6.500%, 03/10/28	522,170
500,000	Herc Holdings, Inc.* 6.625%, 06/15/29	516,705
1,000,000	Ingersoll Rand, Inc. 5.400%, 08/14/28	1,033,820
500,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.500%, 04/19/29	519,800
1,000,000	Lennox International, Inc. 5.500%, 09/15/28	1,033,440
1,000,000	Mohawk Industries, Inc. 5.850%, 09/18/28	1,044,120
PRINCIPAL AMOUNT		VALUE
1,000,000	Nordson Corp. 5.600%, 09/15/28	$1,036,130
1,000,000	Owens Corning^ 5.500%, 06/15/27	1,020,280
1,000,000	Parker-Hannifin Corp. 4.250%, 09/15/27	1,004,910
1,000,000	Paychex, Inc. 5.100%, 04/15/30	1,028,180
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp.*^ 5.250%, 02/01/30	1,031,500
1,000,000	Ryder System, Inc. 5.650%, 03/01/28	1,033,000
250,000	Sealed Air Corp.* 4.000%, 12/01/27	246,603
389,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28	394,217
500,000	Sensata Technologies BV* 4.000%, 04/15/29	487,690
500,000	SMBC Aviation Capital Finance DAC*^ 5.100%, 04/01/30	512,080
500,000	1.900%, 10/15/26	489,515
500,000	TransDigm, Inc.* 6.375%, 03/01/29	513,775
1,000,000	Tyco Electronics Group SA^ 4.500%, 02/13/26	1,000,590
314,454	United Airlines Pass-Through Trust Series 2018-1, Class B 4.600%, 09/01/27	314,114
547,965	United Airlines Pass-Through Trust Series 2019-1, Class A 4.550%, 02/25/33	528,057
525,618	United Airlines Pass-Through Trust Series 2019-2, Class A 2.900%, 11/01/29	498,833
1,000,000	Veralto Corp. 5.500%, 09/18/26	1,011,000
500,000	WESCO Distribution, Inc.* 6.375%, 03/15/29	516,510
500,000	Williams Scotsman, Inc.* 6.625%, 06/15/29	515,010
		29,800,997
	Information Technology (5.4%)
1,000,000	Accenture Capital, Inc. 4.050%, 10/04/29	1,000,040
1,000,000	Applied Materials, Inc. 4.800%, 06/15/29	1,024,800
1,000,000	Block, Inc.* 5.625%, 08/15/30	1,015,840
1,000,000	Booz Allen Hamilton, Inc.* 3.875%, 09/01/28	981,580
500,000	Broadcom, Inc. 4.200%, 10/15/30	498,950

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
715,000	Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	$710,810
1,000,000	Cadence Design Systems, Inc. 4.200%, 09/10/27	1,003,300
500,000	CDW LLC/CDW Finance Corp. 3.250%, 02/15/29	479,265
500,000	CGI, Inc. 1.450%, 09/14/26	488,630
1,000,000	Dell International LLC/EMC Corp. 4.750%, 04/01/28	1,014,230
500,000	Fortinet, Inc. 1.000%, 03/15/26	493,875
1,000,000	Hewlett Packard Enterprise Co. 4.400%, 09/25/27	1,004,130
500,000	HP, Inc. 1.450%, 06/17/26	491,370
505,000	International Business Machines Corp.^ 4.500%, 02/06/26	505,389
1,000,000	Intuit, Inc. 5.250%, 09/15/26	1,010,470
1,000,000	Keysight Technologies, Inc. 3.000%, 10/30/29	952,020
1,000,000	Mercedes-Benz Finance North America LLC* 5.375%, 11/26/25	1,000,630
1,000,000	NVIDIA Corp. 1.550%, 06/15/28	945,940
250,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 4.300%, 08/19/28	250,457
500,000	Open Text Corp.* 6.900%, 12/01/27	520,940
1,000,000	Oracle Corp. 2.650%, 07/15/26	990,280
500,000	4.800%, 08/03/28	507,180
500,000	Roper Technologies, Inc. 4.200%, 09/15/28	500,925
1,000,000	Synopsys, Inc. 4.850%, 04/01/30	1,017,950
1,000,000	Take-Two Interactive Software, Inc. 5.400%, 06/12/29	1,035,690
500,000	5.000%, 03/28/26	501,480
1,000,000	TD SYNNEX Corp. 4.300%, 01/17/29	997,980
500,000	Texas Instruments, Inc. 4.600%, 02/15/28	508,130
250,000	1.125%, 09/15/26	244,285
500,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	472,455
		22,169,021
	Materials (0.6%)
500,000	Alcoa Nederland Holding BV* 5.500%, 12/15/27	499,060
PRINCIPAL AMOUNT		VALUE
410,000	Ball Corp.^ 6.875%, 03/15/28	$417,437
637,000	Celanese U.S. Holdings LLC 6.665%, 07/15/27	654,307
250,000	Genuine Parts Co. 4.950%, 08/15/29	252,848
500,000	Sherwin-Williams Co. 3.450%, 06/01/27	495,425
		2,319,077
	Other (2.2%)
500,000	Alumina Pty. Ltd.* 6.125%, 03/15/30	513,040
1,000,000	Element Fleet Management Corp.* 5.037%, 03/25/30	1,021,970
1,000,000	European Investment Bank 4.000%, 02/15/29	1,010,570
500,000	Gen Digital, Inc.* 6.750%, 09/30/27	508,330
1,000,000	Inter-American Development Bank 4.000%, 01/12/28	1,007,500
1,000,000	International Bank for Reconstruction & Development 1.375%, 04/20/28	947,150
1,000,000	International Finance Corp. 4.500%, 01/21/28	1,018,220
500,000	JB Hunt Transport Services, Inc. 4.900%, 03/15/30	511,855
500,000	Nissan Motor Acceptance Co. LLC* 7.050%, 09/15/28	517,870
1,000,000	Nordic Investment Bank 3.750%, 05/09/30	1,000,960
1,000,000	VICI Properties LP 4.750%, 04/01/28	1,010,090
		9,067,555
	Real Estate (2.2%)
1,000,000	American Tower Corp. 1.600%, 04/15/26	988,730
1,000,000	Boston Properties LP 6.750%, 12/01/27	1,046,570
1,000,000	Brixmor Operating Partnership LP 4.125%, 06/15/26	999,070
1,000,000	Camden Property Trust 5.850%, 11/03/26	1,017,120
1,000,000	Crown Castle, Inc. 4.450%, 02/15/26	999,350
750,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP* 3.750%, 12/15/27	727,800
1,000,000	Public Storage Operating Co.^ 5.125%, 01/15/29	1,031,910
1,000,000	Realty Income Corp. 5.050%, 01/13/26	1,000,190

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Short-Term Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
500,000	Simon Property Group LP 4.375%, 10/01/30	$502,385
500,000	1.375%, 01/15/27	484,330
167,000	Weyerhaeuser Co.^ 4.750%, 05/15/26	167,528
		8,964,983
	Special Purpose Acquisition Company (0.2%)
1,000,000	New York Life Global Funding* 4.150%, 07/25/28	1,004,180
	Utilities (2.5%)
250,000	AES Corp. 1.375%, 01/15/26	248,437
1,000,000	Alliant Energy Finance LLC* 5.400%, 06/06/27	1,012,050
1,000,000	CMS Energy Corp. 3.600%, 11/15/25	1,000,000
1,000,000	Dayton Power & Light Co.* 4.550%, 08/15/30	996,100
1,000,000	Duke Energy Carolinas LLC 4.850%, 03/15/30	1,028,030
500,000	Entergy Texas, Inc. 1.500%, 09/01/26	488,590
500,000	National Rural Utilities Cooperative Finance Corp.^ 4.120%, 09/16/27	501,550
1,000,000	NextEra Energy Capital Holdings, Inc. 4.850%, 02/04/28	1,017,870
1,000,000	Niagara Mohawk Power Corp.* 4.647%, 10/03/30	1,007,370
1,000,000	NiSource, Inc. 5.200%, 07/01/29	1,032,870
1,000,000	NSTAR Electric Co. 3.200%, 05/15/27	988,310
25,000	PPL Capital Funding, Inc.‡ 6.928%, 03/30/67 3 mo. USD Term SOFR + 2.93%	24,650
1,000,000	Sempra 3.400%, 02/01/28	981,870
		10,327,697
	TOTAL CORPORATE BONDS (Cost $229,372,398)	232,480,130
U.S. GOVERNMENT AND AGENCY SECURITIES (5.7%)
11,000,000	U.S. Treasury Notes 4.250%, 02/28/29	11,215,274
5,000,000	4.250%, 01/31/30	5,111,914
4,000,000	3.375%, 09/15/28	3,975,781
3,000,000	3.500%, 09/30/29	2,983,125
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $22,876,011)	23,286,094
PRINCIPAL AMOUNT		VALUE
SOVEREIGN BONDS (2.0%)
1,000,000	Development Bank of Japan, Inc.* 5.125%, 09/01/26	$1,009,023
1,000,000	Export Development Canada 4.125%, 02/13/29	1,013,968
500,000	3.875%, 02/14/28	502,478
1,003,000	Export-Import Bank of Korea 5.000%, 01/11/28	1,026,571
1,000,000	Japan Bank for International Cooperation 4.250%, 04/27/26	1,000,981
1,000,000	Kommunalbanken AS* 3.625%, 10/16/28	998,351
500,000	0.500%, 01/13/26	496,567
200,000	4.500%, 09/01/28	204,196
1,000,000	Kommuninvest I Sverige AB* 4.250%, 12/10/25	999,904
1,000,000	Svensk Exportkredit AB 4.125%, 06/14/28	1,010,165
	TOTAL SOVEREIGN BONDS (Cost $8,236,258)	8,262,204
BANK LOANS (8.4%)¡
	Airlines (0.2%)
985,000	Air Canada‡ 2024 Term Loan B, 5.965%, 03/21/31 1 mo. USD Term SOFR + 2.00%	988,570
	Communication Services (0.6%)
855,764	APi Group DE, Inc.‡ 2025 Term Loan, 5.715%, 01/03/29 1 mo. USD Term SOFR + 1.75%	857,693
496,250	Charter Communications Operating LLC‡ 2024 Term Loan B5, 6.235%, 12/15/31 3 mo. USD Term SOFR + 2.25%	495,997
60,852	DirecTV Financing LLC‡ Term Loan, 9.102%, 08/02/27 3 mo. USD Term SOFR + 5.00%	61,000
991,241	TripAdvisor, Inc.‡ Term Loan, 6.715%, 07/08/31 1 mo. USD Term SOFR + 2.75%	961,504
		2,376,194
	Consumer Discretionary (1.8%)
1,029,000	Adient U.S. LLC‡ 2024 Term Loan B2, 6.215%, 01/31/31 1 mo. USD Term SOFR + 2.25%	1,031,634
303,973	American Airlines, Inc.‡ 2025 Term Loan, 6.134%, 04/20/28 3 mo. USD Term SOFR + 2.25%	304,664
663,704	American Axle & Manufacturing, Inc.‡, 7.048%, 12/13/29 1 mo. USD Term SOFR + 3.00%	664,119
296,296	American Axle & Manufacturing, Inc.‡ 2022 Term Loan B, 7.061%, 12/13/29 6 mo. USD Term SOFR + 3.00%	296,481

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
992,513	Life Time Fitness, Inc.‡ 2025 Term Loan, 6.106%, 11/05/31 1 mo. USD Term SOFR + 2.00%	$994,140
987,525	Light & Wonder International, Inc.‡ 2024 Term Loan B2, 6.287%, 04/14/29 1 mo. USD Term SOFR + 2.25%	991,845
1,150,000	Murphy USA, Inc.‡ Term Loan B, 5.879%, 04/07/32 1 mo. USD Term SOFR + 1.75%	1,161,259
992,481	Raising Cane's Restaurants LLC‡ 2024 Term Loan B, 5.965%, 09/18/31 1 mo. USD Term SOFR + 2.00%	993,310
987,500	Six Flags Entertainment Corp.‡ 2024 Term Loan B, 5.965%, 05/01/31 1 mo. USD Term SOFR + 2.00%	982,770
		7,420,222
	Consumer Staples (0.7%)
997,500	Avis Budget Car Rental LLC‡ 2025 Term Loan B, 6.465%, 07/16/32 1 mo. USD Term SOFR + 2.50%	987,111
927,733	Energizer Holdings, Inc.‡ 2025 Term Loan B, 6.002%, 03/19/32 1 mo. USD Term SOFR + 2.00%	930,632
995,161	Organon & Co.‡ 2024 USD Term Loan, 6.241%, 05/19/31 1 mo. USD Term SOFR + 2.25%	903,417
		2,821,160
	Energy (0.2%)
979,923	Par Petroleum LLC‡ 2024 Term Loan B, 7.687%, 02/28/30 3 mo. USD Term SOFR + 3.75%	982,985
	Financials (0.6%)
984,839	Iron Mountain, Inc.‡ 2023 Term Loan B, 5.965%, 01/31/31 1 mo. USD Term SOFR + 2.00%	986,789
619,566	Jazz Financing Lux SARL‡ 2024 1st Lien Term Loan B2, 6.215%, 05/05/28 1 mo. USD Term SOFR + 2.25%	621,759
1,000,000	Starwood Property Trust, Inc.‡ 2025 Term Loan B, 6.215%, 09/24/32 1 mo. USD Term SOFR + 2.25%	1,003,750
		2,612,298
	Health Care (0.6%)
955,331	DaVita, Inc.‡ 2025 Term Loan B, 5.715%, 05/09/31 1 mo. USD Term SOFR + 1.75%	957,997
283,448	Elanco Animal Health, Inc.‡ Term Loan B, 5.984%, 08/01/27 1 mo. USD Term SOFR + 1.75%	283,709
258,276	Elanco Animal Health, Inc.! 2025 Term Loan B, 0.000%, 10/31/32	258,922
PRINCIPAL AMOUNT		VALUE
987,538	Medline Borrower LP‡ 2025 Term Loan B, 5.965%, 10/23/28 1 mo. USD Term SOFR + 2.00%	$989,428
		2,490,056
	Industrials (1.1%)
482,143	Coherent Corp.‡ 2025 Term Loan B2, 5.715%, 07/02/29 1 mo. USD Term SOFR + 1.75%	483,498
995,000	Novelis Corp.‡ 2025 Term Loan B, 5.752%, 03/11/32 3 mo. USD Term SOFR + 1.75%	998,652
995,000	Quikrete Holdings, Inc.‡ 2025 Term Loan B, 6.215%, 02/10/32 1 mo. USD Term SOFR + 2.25%	997,333
1,000,000	Stonepeak Nile Parent LLC‡ 2025 Term Loan B, 6.162%, 04/09/32 3 mo. USD Term SOFR + 2.25%	1,000,105
980,143	Vertiv Group Corp.‡ 2025 Term Loan, 5.879%, 08/12/32 1 mo. USD Term SOFR + 1.75%	983,098
		4,462,686
	Information Technology (1.0%)
985,000	KBR, Inc.‡ 2024 1st Lien Term Loan B, 5.965%, 01/17/31 1 mo. USD Term SOFR + 2.00%	990,984
489,913	Open Text Corp.‡ 2023 Term Loan B, 5.715%, 01/31/30 1 mo. USD Term SOFR + 1.75%	490,189
766,773	SS&C Technologies, Inc.‡ 2024 Term Loan B8, 5.965%, 05/09/31 1 mo. USD Term SOFR + 2.00%	769,330
857,192	TTM Technologies, Inc.‡ 2024 Term Loan B, 6.384%, 05/30/30 1 mo. USD Term SOFR + 2.25%	861,478
972,724	ZoomInfo LLC‡ 2024 Term Loan B, 5.715%, 02/28/30 1 mo. USD Term SOFR + 1.75%	961,845
		4,073,826
	Materials (1.3%)
1,059,285	Axalta Coating Systems U.S. Holdings, Inc.‡ 2024 Term Loan B7, 5.752%, 12/20/29 3 mo. USD Term SOFR + 1.75%	1,062,595
977,114	Chemours Co.‡ 2025 Term Loan B, 7.465%, 10/15/32 1 mo. USD Term SOFR + 3.50%	963,434
333,325	Knife River HoldCo‡ Term Loan, 6.123%, 03/08/32 3 mo. USD Term SOFR + 2.00%	334,992
1,000,000	Qnity Electronics, Inc.! Term Loan B, 0.000%, 08/12/32	1,001,880
1,000,000	Solstice Advanced Materials, Inc.! Term Loan B, 0.000%, 09/17/32	1,003,540

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Short-Term Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
997,500	Terex Corp.‡ 2025 Term Loan, 5.715%, 10/08/31 1 mo. USD Term SOFR + 1.75%	$1,002,019
		5,368,460
	Other (0.3%)
995,000	DK Crown Holdings, Inc.‡ 2025 Term Loan B, 5.856%, 03/04/32 1 mo. USD Term SOFR + 1.75%	992,204
	TOTAL BANK LOANS (Cost $34,657,848)	34,588,661
ASSET BACKED SECURITIES (21.1%)
	Communication Services (0.2%)
1,000,000	T-Mobile U.S. Trust Series 2024-2A, Class A* 4.250%, 05/21/29	1,002,881
	Consumer Discretionary (1.3%)
1,500,000	Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A* 5.440%, 02/22/28	1,517,732
1,000,000	CCG Receivables Trust Series 2023-1, Class B* 5.990%, 09/16/30	1,011,466
1,000,000	CCG Receivables Trust Series 2023-1, Class C* 6.280%, 09/16/30	1,013,973
800,000	Octane Receivables Trust Series 2023-1A, Class B* 5.960%, 07/20/29	804,013
868,046	Octane Receivables Trust Series 2024-2A, Class A2* 5.800%, 07/20/32	875,359
		5,222,543
	Financials (9.6%)
500,000	American Express Credit Account Master Trust Series 2023-2, Class A 4.800%, 05/15/30	511,449
2,000,000	American Express Credit Account Master Trust Series 2024-2, Class A 5.240%, 04/15/31	2,085,547
2,000,000	American Heritage Auto Receivables Issuer Trust Series 2025-1A, Class A3* 4.400%, 11/15/30	2,004,827
77,378	Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2* 5.300%, 06/21/28	77,550
1,334,619	Amur Equipment Finance Receivables XIII LLC Series 2024-1A, Class A2* 5.380%, 01/21/31	1,346,811
PRINCIPAL AMOUNT		VALUE
1,126,000	Bank of America Auto Trust Series 2023-2A, Class A4* 5.660%, 11/15/29	$1,147,548
128,234	Capital One Prime Auto Receivables Trust Series 2022-1, Class A3 3.170%, 04/15/27	128,012
910,667	CLI Funding VI LLC Series 2020-3A, Class A* 2.070%, 10/18/45	857,354
2,400,000	CNH Equipment Trust Series 2024-B, Class A3 5.190%, 09/17/29	2,432,541
219,129	Commonbond Student Loan Trust Series 2017-BGS, Class A1* 2.680%, 09/25/42	207,370
77,388	Commonbond Student Loan Trust Series 2018-CGS, Class A1* 3.870%, 02/25/46	75,262
284,454	Commonbond Student Loan Trust Series 2019-AGS, Class A1* 2.540%, 01/25/47	263,182
443,218	Commonbond Student Loan Trust Series 2021-BGS, Class A* 1.170%, 09/25/51	385,187
2,000,000	Credit Acceptance Auto Loan Trust Series 2024-1A, Class A* 5.680%, 03/15/34	2,018,203
1,000,000	Dell Equipment Finance Trust Series 2024-2, Class B* 4.820%, 08/22/30	1,005,329
1,000,000	Dell Equipment Finance Trust Series 2025-2, Class B* 4.340%, 03/24/31	999,605
582,534	ELFI Graduate Loan Program LLC Series 2021-A, Class A* 1.530%, 12/26/46	520,819
818,017	ELFI Graduate Loan Program LLC Series 2022-A, Class A* 4.510%, 08/26/47	806,994
70,262	Enterprise Fleet Financing LLC Series 2022-4, Class A2* 5.760%, 10/22/29	70,553
1,500,000	Enterprise Fleet Financing LLC Series 2024-2, Class A3* 5.610%, 04/20/28	1,523,987
887,689	Kubota Credit Owner Trust Series 2023-2A, Class A3* 5.280%, 01/18/28	894,160
24,704	MMAF Equipment Finance LLC Series 2017-B, Class A5* 2.720%, 06/15/40	24,704
2,000,000	MMAF Equipment Finance LLC Series 2023-A, Class A3* 5.540%, 12/13/29	2,032,470

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
786,842	Navient Private Education Refi Loan Trust Series 2020-BA, Class A2* 2.120%, 01/15/69	$752,516
14,933	OneMain Direct Auto Receivables Trust Series 2021-1A, Class A* 0.870%, 07/14/28	14,916
777,000	OneMain Direct Auto Receivables Trust Series 2021-1A, Class B* 1.260%, 07/14/28	768,888
155,908	Oscar U.S. Funding XII LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	155,069
1,000,000	Oscar U.S. Funding XVII LLC Series 2024-2A, Class A3* 4.470%, 03/12/29	1,002,983
202,997	PenFed Auto Receivables Owner Trust Series 2022-A, Class A4* 4.180%, 12/15/28	202,982
2,000,000	PenFed Auto Receivables Owner Trust Series 2025-A, Class A3* 4.030%, 07/15/30	1,988,398
1,038,750	Porsche Financial Auto Securitization Trust Series 2023-2A, Class A3* 5.790%, 01/22/29	1,046,768
792,000	Progress Residential Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	780,596
2,000,000	SCCU Auto Receivables Trust Series 2023-1A, Class B* 6.080%, 11/15/29	2,064,706
2,160,000	SoFi Consumer Loan Program Trust Series 2025-1, Class B* 5.120%, 02/27/34	2,180,611
247,845	SoFi Professional Loan Program LLC Series 2018-D, Class A2FX* 3.600%, 02/25/48	246,212
704,435	SoFi Professional Loan Program LLC Series 2020-C, Class AFX* 1.950%, 02/15/46	667,749
2,000,000	Tesla Auto Lease Trust Series 2024-B, Class A3* 4.820%, 10/20/27	2,008,321
2,000,000	Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A* 4.930%, 06/25/36	2,044,108
1,000,000	Volvo Financial Equipment LLC Series 2024-1A, Class A3* 4.290%, 10/16/28	1,001,928
1,090,000	Volvo Financial Equipment LLC Series 2024-1A, Class A4* 4.290%, 07/15/31	1,095,369
		39,441,584
	Other (10.0%)
2,000,000	Aligned Data Centers Issuer LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	1,953,796
PRINCIPAL AMOUNT		VALUE
2,000,000	Alloya Auto Receivables Trust Series 2025-1A, Class A3* 4.690%, 12/26/28	$2,010,184
2,000,000	Compass Datacenters Issuer II LLC Series 2024-1A, Class A1* 5.250%, 02/25/49	2,014,505
2,000,000	CyrusOne Data Centers Issuer I LLC Series 2023-2A, Class A2* 5.560%, 11/20/48	2,024,836
2,000,000	DataBank Issuer II LLC Series 2025-1A, Class A2* 5.180%, 09/27/55	2,003,497
2,000,000	DLLAA LLC Series 2025-1A, Class A3* 4.950%, 09/20/29	2,035,381
1,321,339	DLLAD LLC Series 2023-1A, Class A3* 4.790%, 01/20/28	1,326,447
1,458,750	Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I* 2.662%, 04/25/51	1,377,106
2,000,000	Ford Credit Auto Owner Trust Series 2024-1, Class A*** 4.870%, 08/15/36	2,044,883
1,000,000	Ford Credit Floorplan Master Owner Trust A Series 2025-1, Class B 4.840%, 04/15/30	1,010,630
2,000,000	GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A1* 4.730%, 11/15/29	2,025,162
2,000,000	GreatAmerica Leasing Receivables Funding LLC Series 2025-1, Class A3* 4.490%, 04/16/29	2,018,470
1,000,000	HPEFS Equipment Trust Series 2024-1A, Class B* 5.180%, 05/20/31	1,003,645
1,000,000	HPEFS Equipment Trust Series 2024-1A, Class D* 5.820%, 11/20/31	1,011,509
555,011	Kubota Credit Owner Trust Series 2023-1A, Class A3* 5.020%, 06/15/27	556,893
1,500,000	NextGear Floorplan Master Owner Trust Series 2023-1A, Class A2* 5.740%, 03/15/28	1,507,709
610,995	NMEF Funding LLC Series 2024-A, Class A2* 5.150%, 12/15/31	614,295
2,000,000	PEAC Solutions Receivables LLC Series 2025-1A, Class A2* 4.940%, 10/20/28	2,012,664

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Short-Term Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
810,751	Post Road Equipment Finance LLC Series 2024-1A, Class A2* 5.590%, 11/15/29	$814,503
850,000	Post Road Equipment Finance LLC Series 2024-1A, Class B* 5.580%, 10/15/30	857,307
590,003	SCF Equipment Leasing LLC Series 2023-1A, Class A3* 6.170%, 05/20/32	594,312
986,667	SVC ABS LLC Series 2023-1A, Class A* 5.150%, 02/20/53	982,717
2,000,000	USAA Auto Owner Trust Series 2024-A, Class A3* 5.030%, 03/15/29	2,015,480
1,000,000	Vantage Data Centers Issuer LLC Series 2021-1A, Class A2* 2.165%, 10/15/46	974,582
1,000,000	Vantage Data Centers Issuer LLC Series 2024-1A, Class A2* 5.100%, 09/15/54	1,002,484
894,838	Veridian Auto Receivables Trust Series 2023-1A, Class A3* 5.560%, 03/15/28	898,129
1,000,000	Verizon Master Trust Series 2023-1, Class A 4.490%, 01/22/29	1,000,853
1,000,000	Verizon Master Trust Series 2023-6, Class A* 5.350%, 09/22/31	1,035,832
2,000,000	Wheels Fleet Lease Funding 1 LLC Series 2025-2A, Class A1* 4.410%, 05/18/40	2,009,476
220,797	World Omni Auto Receivables Trust Series 2022-B, Class A3 3.250%, 07/15/27	220,541
		40,957,828
	TOTAL ASSET BACKED SECURITIES (Cost $86,284,768)	86,624,836
MUNICIPAL OBLIGATIONS (2.9%)
	Consumer Discretionary (0.1%)
300,000	Washington State Housing Finance Commission 5.345%, 12/01/27	309,311
200,000	Washington State Housing Finance Commission 5.285%, 06/01/27	204,541
		513,852
	Other (2.7%)
100,000	Alaska Housing Finance Corp. 4.808%, 06/01/27	101,513
250,000	City of Carmel IN Waterworks Revenue 4.966%, 05/01/28	256,260
PRINCIPAL AMOUNT		VALUE
280,000	City of Mishawaka IN 4.680%, 02/15/26	$280,541
205,000	City of Mishawaka IN 4.700%, 08/15/26	206,144
120,000	City of Omaha NE 0.983%, 04/15/26	118,436
400,000	Colorado Housing & Finance Authority 4.390%, 11/01/29	407,575
375,000	Colorado Housing & Finance Authority 5.402%, 05/01/27	379,719
370,000	Colorado Housing & Finance Authority 5.452%, 11/01/27	376,386
300,000	Colorado Housing & Finance Authority 1.650%, 11/01/25	300,000
1,000,000	Connecticut Housing Finance Authority 4.771%, 05/15/30	1,035,203
895,000	Connecticut Housing Finance Authority 0.974%, 11/15/25	893,970
135,000	East Montgomery County Improvement District Sales Tax Revenue 1.550%, 08/15/26	132,472
415,000	Florida Housing Finance Corp. 5.077%, 07/01/26	416,637
205,000	Florida Housing Finance Corp. 5.086%, 01/01/27	206,400
185,000	Florida Housing Finance Corp. 5.136%, 07/01/27	186,920
235,000	Idaho Housing & Finance Association 4.418%, 01/01/30	238,616
200,000	Idaho Housing & Finance Association 4.398%, 07/01/29	202,945
115,000	Idaho Housing & Finance Association 4.478%, 07/01/30	116,869
250,000	Indiana Housing & Community Development Authority 5.065%, 01/01/27	253,516
175,000	Indiana Housing & Community Development Authority 5.095%, 07/01/26	176,433
160,000	Indiana Housing & Community Development Authority 5.095%, 01/01/26	160,313
505,000	Iowa Finance Authority 5.502%, 07/01/28	524,900
350,000	Iowa Finance Authority 5.412%, 07/01/27	358,500
260,000	Minnesota Housing Finance Agency 5.113%, 01/01/26	260,366
450,000	Nevada Housing Division 5.268%, 04/01/27	457,783
435,000	Nevada Housing Division 5.338%, 10/01/27	445,800
250,000	Nevada Housing Division 5.251%, 10/01/26	252,743

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments October 31, 2025

PRINCIPAL AMOUNT		VALUE
100,000	New Mexico Mortgage Finance Authority 4.447%, 03/01/30	$101,173
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue 3.430%, 08/01/26	388,707
385,000	New York City Transitional Finance Authority Future Tax Secured Revenue 1.250%, 05/01/26	379,873
5,000	New York City Transitional Finance Authority Future Tax Secured Revenue 1.250%, 05/01/26	4,936
255,000	New York State Dormitory Authority 2.438%, 02/15/26	253,914
125,000	Utah Housing Corp. 4.627%, 07/01/29	127,687
145,000	Victor Valley Community College District 2.878%, 08/01/26	143,669
300,000	West Virginia Housing Development Fund 4.510%, 05/01/30	303,512
200,000	West Virginia Housing Development Fund 4.560%, 11/01/30	202,438
170,000	Westminster Public Schools 0.906%, 12/01/26	164,685
115,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue 4.518%, 03/01/29	116,919
100,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue 4.568%, 09/01/29	101,860
		11,036,333
	Utilities (0.1%)
505,000	Augusta GA Water & Sewer Revenue 4.300%, 10/01/26	505,162
	TOTAL MUNICIPAL OBLIGATIONS (Cost $11,891,764)	12,055,347
RESIDENTIAL MORTGAGE BACKED SECURITIES (1.1%)
478,222	Bank Series 2019-BN16, Class A2 3.933%, 02/15/52	475,027
2,652,255	GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A*‡ 4.322%, 09/10/38	2,644,417
1,194,134	GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4, Class A8*‡ 2.500%, 09/25/51	1,075,608
474,919	GS Mortgage-Backed Securities Trust Series 2021-PJ11, Class A8*‡ 2.500%, 04/25/52	426,140
	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $4,771,780)	4,621,192
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.5%)
6,271,495	State Street Navigator Securities Lending Government Money Market Portfolio, 4.142%†*** (Cost $6,271,495)	$6,271,495
	TOTAL INVESTMENTS (99.3%) (Cost $404,362,322)	408,189,959
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%)		(6,271,495)
OTHER ASSETS, LESS LIABILITIES (2.2%)		9,188,307
NET ASSETS (100.0%)		$411,106,771

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at October 31, 2025.

††  When-issued security.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

**  Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at October 31, 2025.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2025.

***  The rate disclosed is the 7 day net yield as of October 31, 2025.

FUTURES CONTRACTS

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE	MARKET VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Buys 20,000,000	U.S. Treasury Note 5-Year	Dec 2025	$21,842,188	$26,074*

*  This amount represents the cumulative appreciation/depreciation on futures contracts. Current day's variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of nineteen series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Select Fund, International Growth Fund , Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940 as amended (the "1940 Act") as an open-end management investment company. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund and Short-Term Bond Fund), and Class I shares of each of the Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, and International Small Cap Growth Fund only.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Fund Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Adviser") to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Calamos Advisors has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Funds' investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market® are valued at the NASDAQ® Official Closing Price, as determined by NASDAQ®, or lacking a NASDAQ® Official Closing Price, the last current reported sale price on NASDAQ® at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund's NAV is not calculated.

If the Adviser's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

www.calamos.com

Notes to Financial Statements

Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of October 31, 2025. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at year end.

Allocation of Expenses Among Funds and Classes. Expenses directly attributable to a Fund are charged to that Fund; certain other common expenses of the Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity and Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis. Expenses directly attributable to a particular class of a fund in the Trust are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.

Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Funds' taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.

The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2022 – 2024

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

remain subject to examination by the U.S. and the State of Illinois tax jurisdictions for those Funds that have been in existence during that time, and for all years since inception for those Funds created subsequent to October 31, 2022.

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and Trustees against certain liabilities incurred by them by reason of having been an officer or Trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Funds' management expects the risk of material loss in connection to a potential claim to be remote.

Segment Reporting. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. Consistent with the definition of a chief operating decision maker ("CODM") provided by FASB Accounting Standards Update 2023-07, the Funds' CODM consists of the members of Calamos Advisors' Investment Committee and Senior Executive Team. The Funds operate as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Funds. The financial information used by the CODM to assess the segment's performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Funds' financial statements and financial highlights.

Redemption In-kind. On May 7, 2025, there was an in-kind redemption from an affiliated investor in the Calamos Timpani SMID Growth Fund representing approximately 13% of total net assets.

Note 2 – Investment Adviser and Transactions With Affiliates Or Certain Other Parties

Pursuant to an investment advisory agreement with Calamos Advisors, each Fund pays a monthly investment advisory fee based on the average daily net assets of the Fund, as shown below:

AVERAGE DAILY NET ASSETS	GROWTH FUND ANNUAL RATE	EVOLVING WORLD GROWTH FUND ANNUAL RATE	TOTAL RETURN BOND FUND ANNUAL RATE	SELECT FUND, INTERNATIONAL GROWTH FUND*, GLOBAL EQUITY FUND*, GLOBAL OPPORTUNITIES FUND ANNUAL RATE
First $500 million	1.00%	1.10%	0.45%	1.00%
Next $500 million	0.90%	1.05%	0.43%	0.95%
Next $5 billion	0.80%	1.00%	0.41%	0.90%
Over $6 billion	0.70%	0.90%	0.35%	0.80%

*  International Growth Fund and Global Equity Fund are subject to a possible adjustment based on performance as described below.

AVERAGE DAILY NET ASSETS	GLOBAL CONVERTIBLE FUND ANNUAL RATE	TIMPANI SMALL CAP GROWTH FUND ANNUAL RATE	TIMPANI SMID GROWTH FUND ANNUAL RATE	SHORT-TERM BOND FUND ANNUAL RATE	GROWTH AND INCOME FUND, CONVERTIBLE FUND, MARKET NEUTRAL INCOME FUND, HEDGED EQUITY FUND ANNUAL RATE	HIGH INCOME OPPORTUNITIES FUND ANNUAL RATE	PHINEUS LONG/SHORT FUND ANNUAL RATE
First $500 million	0.85%	0.90%	0.95%	0.30%	0.75%	0.60%	1.25%
Next $500 million	0.80%	0.80%	0.85%	0.27%	0.70%	0.55%	1.20%
Over $1 billion	0.75%	0.75%	0.80%	0.25%	0.65%	0.50%	1.15%

AVERAGE DAILY NET ASSETS	MERGER ARBITRAGE FUND ANNUAL RATE	INTERNATIONAL SMALL CAP GROWTH FUND ANNUAL RATE
First $500 million	1.00%	0.95%
Next $500 million	0.95%	0.90%
Over $1 billion	0.90%	0.85%

www.calamos.com

Notes to Financial Statements

The average investment advisory fee as of the year ended October 31, 2025 was as follows:

FUND	PERCENTAGE
Market Neutral Income Fund	0.65%
Hedged Equity Fund	0.73
Phineus Long/Short Fund	1.22
Merger Arbitrage Fund	1.00
Convertible Fund	0.73
Global Convertible Fund	0.85
Timpani Small Cap Growth Fund	0.90
Timpani SMID Growth Fund	0.95
Growth Fund	0.89
Growth and Income Fund	0.68
Select Fund	1.00
International Growth Fund	1.00
Evolving World Growth Fund	1.10
Global Equity Fund	1.00
Global Opportunities Fund	1.00
International Small Cap Growth Fund	0.95
Total Return Bond Fund	0.45
High Income Opportunities Fund	0.60
Short-Term Bond Fund	0.30

Each of International Growth Fund and Global Equity Fund pays a fee based on average daily net assets of the Fund that is accrued daily and paid on a monthly basis, subject to possible adjustment based on the Fund's investment performance (since March 2006 for International Growth Fund and since February 2008 for Global Equity Fund). The performance adjustment increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of a Fund's average daily net assets over the performance period for each full 1% increment amount by which a Fund outperforms or underperforms the benchmark index ("Index"), on an annualized basis, over the performance measurement period. The benchmark indexes are the MSCI EAFE Growth Index and the MSCI World Index for the International Growth Fund and Global Equity Fund, respectively.

The base fee is shown in the table above. The performance adjustment rate is calculated by comparing over the performance measurement period the Fund's Class A share performance to that of the respective Index. The performance measurement period commenced at the beginning of each Fund's first full month of operation (April 2005 and March 2007 for the International Growth Fund and Global Equity Fund, respectively). The first performance adjustment was applied to the advisory fee at the end of the twelfth month. Each month subsequent to the twelfth month, a new month is added to the performance measurement period until the performance measurement period includes 36 months. Thereafter, the performance measurement period consists of the most recent month plus the previous 35 months.

The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate is +/- 0.30% of the Fund's average daily net assets over the performance measurement period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average daily net assets over the performance measurement period, and the resulting dollar amount is then added to or subtracted from the base fee. Calamos Advisors may receive a positive performance adjustment even if the Fund has a negative return over a performance measurement period if it otherwise outperforms the Index during that period.

Each Fund may invest in shares of the Timpani Small Cap Growth Fund ("SCG"), Timpani SMID Growth Fund ("SMID") or Short-Term Bond Fund ("STBF"). Calamos Advisors has contractually agreed to waive a portion of its advisory fee charged to the Fund equal to the advisory fee paid by SCG, SMID or STBF, respectively, attributable to the Fund's investment in SCG, SMID or STBF, respectively, based on daily net assets. For the year ended October 31, 2025, the total advisory fees waived pursuant to such agreement were $1,006,669 for the Market Neutral Income Fund and are included in the Statements of Operations under the caption "Expense reductions".

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

When a fund in the Calamos Family of Funds (an "Acquiring Fund") invests in shares of another fund in the Calamos Family of Funds (an "Acquired Fund"), the portion of the Acquiring Fund's advisory fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

Each Fund reimburses Calamos Advisors for a portion of compensation paid to the Trust's Chief Compliance Officer. This compensation is reported as part of the "Trustees' fees and officer compensation" expense on the Statements of Operations.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund as a percentage of the average daily net assets through March 1, 2027 (except as noted) as follows:

FUND	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES	CLASS R6 SHARES
Calamos Market Neutral Income Fund	1.75%	2.50%	1.50%	1.50% less the annual sub-transfer agency ratio*
Calamos Hedged Equity Fund	1.25%	2.00%	1.00%	—
Calamos Phineus Long/Short Fund	2.00%	2.75%	1.75%	—
Calamos Merger Arbitrage Fund	1.50%	2.25%	1.25%	—
Calamos Convertible Fund	1.75%	2.50%	1.50%	—
Calamos Global Convertible Fund	1.35%	2.10%	1.10%	—
Calamos Timpani Small Cap Growth Fund	1.30%	2.05%	1.05%	1.05% less the annual sub-transfer agency ratio*
Calamos Timpani SMID Growth Fund	1.35%	—	1.10%	1.10% less the annual sub-transfer agency ratio*
Calamos Growth Fund	1.75%	2.50%	1.50%	—
Calamos Growth and Income Fund	1.75%	2.50%	1.50%	1.50% less the annual sub-transfer agency ratio*
Calamos Select Fund	1.15%	1.90%	0.90%	—
Calamos International Growth Fund	1.20%	1.95%	0.95%	0.95% less the annual sub-transfer agency ratio*
Calamos Evolving World Growth Fund	1.30%	2.05%	1.05%	—
Calamos Global Equity Fund	1.40%	2.15%	1.15%	1.15% less the annual sub-transfer agency ratio*

www.calamos.com

Notes to Financial Statements

FUND	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES	CLASS R6 SHARES
Calamos Global Opportunities Fund	1.22%	1.97%	0.97%	—
Calamos International Small Cap Growth Fund	1.35%	2.10%	1.10%	1.10% less the annual sub-transfer agency ratio*
FUND	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES	CLASS R6 SHARES
Calamos Total Return Bond Fund	0.90%	1.65%	0.65%	—
Calamos High Income Opportunities Fund	1.00%	1.75%	0.75%	—
Calamos Short-Term Bond Fund	0.65%	—	0.40%	—

*  The annual sub-transfer agency ratio is equal to the aggregate sub-transfer agency expenses common to the other share classes of the Fund divided by the aggregated average annual net assets of the Fund's other share classes.

For the year ended October 31, 2025, Calamos Advisors waived or absorbed the following expenses:

FUND	AMOUNT
Market Neutral Income Fund	$1,006,669
Merger Arbitrage Fund	102,962
Global Convertible Fund	8,670
Timpani Small Cap Growth Fund	167,743
Timpani SMID Growth Fund	110,407
Select Fund	217,000
International Growth Fund	692,070
Evolving World Growth Fund	1,306,341
Global Equity Fund	137,302
Global Opportunities Fund	686,125
International Small Cap Growth Fund	170,963
Total Return Bond Fund	105,694
High Income Opportunities Fund	144,691
Short-Term Bond Fund	4,387

These amounts are included in the Statements of Operations under the caption "Expense reductions".

As Distributor, Calamos Financial Services LLC ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund pays to CFS a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the Fund's Class A shares; a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75% of the average daily net assets of the Fund's Class C shares. No such fees are paid on each Fund's Class I or Class R6 shares.

CFS also receives a sales commission and/or an underwriting fee on certain sales of each Fund's Class A shares. During the year ended October 31, 2025, CFS received commissions and underwriting fees as follows:

FUND	AMOUNT
Market Neutral Income Fund	$17,376
Hedged Equity Fund	3,710
Phineus Long/Short Fund	9,150
Convertible Fund	5,882
Global Convertible Fund	120
Timpani Small Cap Growth Fund	16,756

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

FUND	AMOUNT
Timpani SMID Growth Fund	$119
Growth Fund	50,919
Growth and Income Fund	134,016
Select Fund	3,134
International Growth Fund	2,163
Evolving World Growth Fund	853
Global Equity Fund	2,247
Global Opportunities Fund	6,724
Total Return Bond Fund	60
High Income Opportunities Fund	159
Short-Term Bond Fund	600

A Trustee and certain officers of the Trust are also officers and directors of CFS and Calamos Advisors. Such trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.

As of October 31, 2025, certain affiliates of Calamos Advisors hold material investments in the Funds as follows:

FUND	PERCENTAGE
Merger Arbitrage Fund	39%
Timpani SMID Growth Fund	57
Select Fund	38
International Small Cap Growth Fund	32
High Income Opportunities Fund	37

As of October 31, 2025, the Market Neutral Income Fund held 86.9% of the outstanding shares of Short-Term Bond Fund.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of the Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares.

At October 31, 2025, the Funds had deferred compensation balances, which are included in "Other assets" on the Statements of Assets and Liabilities, as follows:

FUND	AMOUNT
Market Neutral Income Fund	$224,262
Convertible Fund	231,633
Growth Fund	1,122,738
Growth and Income Fund	484,799
Select Fund	120,365
International Growth Fund	75,761
Evolving World Growth Fund	22,325
Global Equity Fund	38,860
Global Opportunities Fund	182,324
Total Return Bond Fund	43,727
High Income Opportunities Fund	132,642

www.calamos.com

Notes to Financial Statements

Each Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in "Payable for deferred compensation to trustees" on the Statements of Assets and Liabilities at October 31, 2025.

Interfund Lending Program and Joint Credit Agreement

The SEC has granted an exemptive order to the Funds permitting the Funds to participate in an interfund lending facility whereby participating Funds may directly lend to and borrow money from each other (an "Interfund Loan") for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities "fails," resulting in an unanticipated cash shortfall) (the "InterFund Program"). The InterFund Program is subject to a number of conditions, which are discussed in detail in the Funds' statement of additional information. Any loan made through the InterFund Program is expected to be more beneficial to a borrowing Fund (i.e., at a lower interest rate) than borrowing from a bank and more beneficial to a lending Fund (i.e., at a higher rate of return) than an alternative short-term investment. The duration of an InterFund Loan will be limited to the time required to receive payment for securities sold, but in no event more than seven days. In addition, each InterFund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund. No Interfund Loans were made during the period.

On April 30, 2021, the Trust, on behalf of the Funds, entered into a $50,000,000 Demand Discretionary Credit Agreement with State Street Bank and Trust Company (the "Credit Agreement"). On November 30, 2022, the Credit Agreement was increased to $100,000,000. Each Fund may borrow under the Credit Agreement to meet shareholder redemptions and for other lawful temporary purposes. Borrowing results in interest expense and other fees and expenses, which may increase a Fund's net expenses and reduce a Fund's return. In addition, borrowing by a Fund may create leverage by increasing a Fund's investment exposure. This will result in changes in a Fund's NAV, either positive or negative, being greater than it would have been if the Fund had not borrowed. Administration, legal, and arrangement fees, if applicable, under the Credit Agreement are allocated among Funds based upon factors deemed relevant by the Adviser and the Board of each Fund, while fees on any amounts drawn by a Fund under the Credit Agreement are borne by that Fund. At October 31, 2025, there were no borrowings under the Credit Agreement. Please see the supplement to the Prospectus and Statement of Additional Information for more information about the Credit Agreement.

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments, excluding investments sold short, for the year ended October 31, 2025 are shown in the table below. Furthermore, the cost of purchases to cover short sales and the proceeds of short sales were $3,292,386,065 and $3,768,013,448 for Market Neutral Income Fund, $3,889,425,082 and $3,592,063,801 for Phineus Long/Short Fund, and $685,533 and $974,973 for Merger Arbitrage Fund, respectively.

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV'T SECURITIES	OTHER	U.S. GOV'T SECURITIES	OTHER
Market Neutral Income Fund	$—	$5,210,068,529	$—	$4,800,871,734
Hedged Equity Fund	—	76,518,259	—	135,778,190
Phineus Long/Short Fund	—	2,001,368,391	—	1,954,762,168
Merger Arbitrage Fund	—	4,070,565	—	3,327,861
Convertible Fund	—	705,607,151	—	809,156,161
Global Convertible Fund	1,072,046	68,368,074	—	71,065,331
Timpani Small Cap Growth Fund	—	916,841,515	—	840,078,647
Timpani SMID Growth Fund	—	67,753,325	—	60,641,820
Growth Fund	—	851,780,538	—	1,024,865,268
Growth and Income Fund	—	1,022,928,397	—	1,161,673,760
Select Fund	—	26,546,211	—	30,496,114
International Growth Fund	—	426,119,953	—	433,973,867
Evolving World Growth Fund	—	649,989,779	—	720,937,687
Global Equity Fund	—	161,486,344	—	160,191,879
Global Opportunities Fund	—	345,899,382	7,866,096	336,437,101
International Small Cap Growth Fund	—	10,852,479	—	10,535,716
Total Return Bond Fund	2,009,215	1,811,944	2,741,054	2,943,773
High Income Opportunities Fund	—	13,512,665	—	14,721,894
Short-Term Bond Fund	12,923,516	158,091,178	8,785,972	126,826,235

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

Note 4 – Income Taxes

The following information is presented on a federal income tax basis as of October 31, 2025. Differences between the cost basis under U.S. GAAP and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at October 31, 2025 was as follows:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Market Neutral Income Fund	$7,916,393,054	$6,587,687,944	$(1,653,513,434)	$4,934,174,510
Hedged Equity Fund	391,214,336	400,520,303	(21,347,587)	379,172,716
Phineus Long/Short Fund	433,071,124	177,175,752	(50,728,243)	126,447,509
Merger Arbitrage Fund	2,426,214	67,081	(84,562)	(17,481)
Convertible Fund	789,140,490	175,925,129	(7,495,281)	168,429,848
Global Convertible Fund	147,319,623	23,120,893	(6,338,224)	16,782,669
Timpani Small Cap Growth Fund	366,019,824	188,977,423	(1,680,078)	187,297,345
Timpani SMID Growth Fund	24,756,381	12,395,847	(42,996)	12,352,851
Growth Fund	720,758,139	1,060,887,160	(4,059,853)	1,056,827,307
Growth and Income Fund	1,568,317,123	1,722,732,273	(12,303,338)	1,710,428,935
Select Fund	31,645,941	30,355,923	(258,335)	30,097,588
International Growth Fund	232,970,318	78,388,278	(3,061,193)	75,327,085
Evolving World Growth Fund	308,914,264	112,643,365	(5,547,800)	107,095,565
Global Equity Fund	109,576,343	62,719,782	(936,416)	61,783,366
Global Opportunities Fund	237,795,039	99,682,486	(1,889,636)	97,792,850
International Small Cap Growth Fund	5,548,298	1,578,266	(93,766)	1,484,500
Total Return Bond Fund	30,807,731	302,408	(2,259,190)	(1,956,782)
High Income Opportunities Fund	37,317,892	729,143	(1,381,067)	(651,924)
Short-Term Bond Fund	408,300,789	931,036	(1,015,792)	(84,756)

For the fiscal year ended October 31, 2025, the Fund recorded the following permanent reclassifications to reflect tax character. The results of operations and net assets were not affected by these reclassifications.

FUND	PAID-IN CAPITAL	ACCUMULATED UNDISTRIBUTED/ (OVERDISTRIBUTED) NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN/(LOSS) ON INVESTMENTS
Market Neutral Income Fund	$(5,941,109)	$47,865,623	$(41,924,514)
Hedged Equity Fund	—	(147,092)	147,092
Phineus Long/Short Fund	6,476,505	10,640,212	(17,116,717)
Merger Arbitrage Fund	1,305	22,806	(24,111)
Convertible Fund	8,927,075	15,004,764	(23,931,839)
Global Convertible Fund	(193,653)	620,653	(427,000)
Timpani Small Cap Growth Fund	(3,466,555)	8,281,036	(4,814,481)
Timpani SMID Growth Fund	89,371	649,559	(738,930)
Growth Fund	(4,294,439)	13,248,548	(8,954,109)
Growth and Income Fund	6,689,587	12,267,154	(18,956,741)
Select Fund	140,542	(6,814)	(133,728)
International Growth Fund	1,776,607	(1,200,900)	(575,707)
Evolving World Growth Fund	(96,668)	(1,768,289)	1,864,957
Global Equity Fund	2,239,180	372,196	(2,611,376)
Global Opportunities Fund	1,331,938	2,490,580	(3,822,518)

www.calamos.com

Notes to Financial Statements

FUND	PAID-IN CAPITAL	ACCUMULATED UNDISTRIBUTED/ (OVERDISTRIBUTED) NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN/(LOSS) ON INVESTMENTS
International Small Cap Growth Fund	$1,815	$4,304	$(6,119)
Total Return Bond Fund	(26,246)	81,990	(55,744)
High Income Opportunities Fund	(52)	25,640	(25,588)
Short-Term Bond Fund	—	355,414	(355,414)

Distributions were characterized for federal income tax purposes as follows:

	YEAR ENDED OCTOBER 31, 2025			YEAR ENDED OCTOBER 31, 2024
FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL
Market Neutral Income Fund	$296,095,860	$—	$—	$525,296,319	$265,804,258	$—
Hedged Equity Fund	3,088,848	—	—	3,579,087	—	—
Phineus Long/Short Fund	52,463,731	13,858,051	—	17,523,678	—	—
Merger Arbitrage Fund	60,245	—	—	13,044	—	—
Convertible Fund	9,638,032	4,809,732	—	9,594,758	10,737,844	—
Global Convertible Fund	250,166	—	—	—	—	—
Timpani Small Cap Growth Fund	10,564,357	—	—	—	—	—
Timpani SMID Growth Fund	729,029	47,832	—	—	—	—
Growth Fund	40,125,936	53,885,930	—	—	54,359,459	—
Growth and Income Fund	21,589,927	117,487,868	—	18,132,723	88,007,410	—
Select Fund	384,953	3,613,233	—	7,508	1,903,922	—
International Growth Fund	—	10,308,357	—	513,134	43	—
Evolving World Growth Fund	—	—	—	1,902,391	—	—
Global Equity Fund	2,781,152	8,247,784	—	71,230	—	—
Global Opportunities Fund	1,874,396	19,698,579	—	1,371,661	—	—
International Small Cap Growth Fund	—	—	—	—	—	—
Total Return Bond Fund	1,155,568	—	—	1,465,570	—	—
High Income Opportunities Fund	2,276,259	—	—	2,310,301	—	—
Short-Term Bond Fund	17,896,517	—	—	17,686,651	—	—

As of October 31, 2025, the components of accumulated earnings/(loss) on a tax basis were as follows:

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
Undistributed ordinary income	$108,044,544	$661,486	$56,158,517	$175,019	$28,485,057
Undistributed capital gains	—	—	1,795,468	20,457	63,401,117
Total undistributed earnings	108,044,544	661,486	57,953,985	195,476	91,886,174
Accumulated capital and other losses	(2,463,314,791)	(108,820,362)	—	—	—
Net unrealized gains/(losses)	4,939,197,218	379,172,716	126,447,293	(17,481)	168,418,874
Total accumulated earnings/(losses)	2,583,926,971	271,013,840	184,401,278	177,995	260,305,048
Other	(233,866,025)	(721,638)	(37,438,202)	(148)	(931,157)
Paid-in-capital	14,642,843,351	508,794,858	985,928,171	2,663,378	669,147,415
Net assets applicable to common shareholders	$16,992,904,297	$779,087,060	$1,132,891,247	$2,841,225	$928,521,306

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND
Undistributed ordinary income	$477,689	$—	$—	$—	$34,338,481
Undistributed capital gains	6,930,210	—	1,658,357	127,577,489	189,614,465
Total undistributed earnings	7,407,899	—	1,658,357	127,577,489	223,952,946
Accumulated capital and other losses	—	(64,779,023)	—	—	—
Net unrealized gains/(losses)	16,783,780	187,297,345	12,352,851	1,056,826,554	1,710,429,279
Total accumulated earnings/(losses)	24,191,679	122,518,322	14,011,208	1,184,404,043	1,934,382,225
Other	—	—	—	(29,855,201)	(25,720,659)
Paid-in-capital	134,880,192	433,733,147	23,210,663	607,317,330	1,377,467,733
Net assets applicable to common shareholders	$159,071,871	$556,251,469	$37,221,871	$1,761,866,172	$3,286,129,299

	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND
Undistributed ordinary income	$19,663	$1,039,266	$214,389	$4,217,573
Undistributed capital gains	3,099,844	30,614,472	—	17,612,406
Total undistributed earnings	3,119,507	31,653,738	214,389	21,829,979
Accumulated capital and other losses	—	—	(35,162,433)	—
Net unrealized gains/(losses)	30,097,588	74,734,613	106,149,215	61,662,366
Total accumulated earnings/(losses)	33,217,095	106,388,351	71,201,171	83,492,345
Other	(126,229)	(236,110)	(190,361)	(1,946,543)
Paid-in-capital	29,778,100	181,185,955	326,874,607	84,743,838
Net assets applicable to common shareholders	$62,868,966	$287,338,196	$397,885,417	$166,289,640

	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
Undistributed ordinary income	$1,119,537	$59,209	$—	$30,564	$51,802
Undistributed capital gains	24,270,350	22,945	—	—	—
Total undistributed earnings	25,389,887	82,154	—	30,564	51,802
Accumulated capital and other losses	—	—	(2,804,207)	(13,377,486)	(12,778,632)
Net unrealized gains/(losses)	97,281,273	1,449,356	(1,956,782)	(651,924)	(84,756)
Total accumulated earnings/(losses)	122,671,160	1,531,510	(4,760,989)	(13,998,846)	(12,811,586)
Other	(2,797,088)	—	(120,522)	(128,294)	(1,150)
Paid-in-capital	206,055,326	5,773,718	33,989,137	49,413,938	423,919,507
Net assets applicable to common shareholders	$325,929,398	$7,305,228	$29,107,626	$35,286,798	$411,106,771

The following Funds had capital loss carryforwards for the year ended October 31, 2025, with no expiration date, available to offset future realized capital gains:

FUND	SHORT-TERM	LONG-TERM
Market Neutral Income Fund	$1,191,311,556	$1,272,003,235
Hedged Equity Fund	52,471,443	56,348,919
Timpani Small Cap Growth Fund	64,779,023	—
Evolving World Growth Fund	35,162,433	—
Total Return Bond Fund	1,204,118	1,600,089
High Income Opportunities Fund	1,208,762	12,168,724
Short-Term Bond Fund	3,999,756	8,778,876
www.calamos.com

Notes to Financial Statements

The following Funds had capital loss carryforwards utilized in the year ended October 31, 2025:

FUND	UTILIZED
Global Convertible Fund	$6,153,760
Timpani Small Cap Growth Fund	22,688,524
Evolving World Growth Fund	55,411,282
International Small Cap Growth Fund	278,245

Note 5 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Accrued dividends on securities sold short are disclosed within other accounts payable and accrued liabilities on the Statements of Assets and Liabilities. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 6 – Derivative Instruments

Foreign Currency Risk. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between a Fund and the counterparty and the amount of collateral due from a Fund or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. When a Fund is required to post collateral under the terms of a derivatives transaction and master netting agreement, a Fund's custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among a Fund, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that a Fund defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to a Fund's custodian. The master netting agreement provides, in relevant part, that the Fund may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. Generally before a default, neither a Fund nor the counterparty may resell, rehypothecate, or repledge any collateral that it receives.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. A Fund's net counterparty exposure is reflected in the counterparty

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

table below. The net unrealized gain, if any, represents the credit risk to the respective Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Funds realize a gain or loss when a position is closed or upon settlement of the contracts.

As of October 31, 2025, the Funds had outstanding forward foreign currency contracts listed on the Schedules of Investments.

Equity Risk. Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund's portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default.

As of October 31, 2025, the Funds had outstanding purchased options and/or written options as listed on the Schedule of Investments.

As of October 31, 2025, the Funds had outstanding derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	MARKET NEUTRAL INCOME FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$26,650,000	$—
Exchange-Traded Written Options(3)	—	1,802,418,788
Forward foreign currency contracts(1)	5,175,431	243,773
Over the Counter Purchased Options(2)	39,613,104	—
Total Return Swaps(4)	7,157,966	1,322,904
	$78,596,501	$1,803,985,465
	HEDGED EQUITY FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$21,201,975	$—
Exchange-Traded Written Options(3)	—	24,667,925
	$21,201,975	$24,667,925

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Notes to Financial Statements

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	PHINEUS LONG/SHORT FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$13,880,192	$—
Exchange-Traded Written Options(3)	—	46,806,045
	$13,880,192	$46,806,045
	MERGER ARBITRAGE FUND
Gross amounts at fair value:
Exchange-Traded Written Options(3)	$—	$18
	$—	$18
	CONVERTIBLE FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$1,011,250	$—
Forward foreign currency contracts(1)	2,257	13,231
	$1,013,507	$13,231
	GLOBAL CONVERTIBLE FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$678,481	$—
	$678,481	$—
	GROWTH FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$1,062,500	$—
Exchange-Traded Written Options(3)	—	289,000
	$1,062,500	$289,000
	GROWTH AND INCOME FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$18,053,880	$—
Exchange-Traded Written Options(3)	—	571,250
	$18,053,880	$571,250
	INTERNATIONAL GROWTH FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$737,370	$—
Forward foreign currency contracts(1)	101,819	575,002
	$839,189	$575,002
	EVOLVING WORLD GROWTH FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$6,343,137	$—
Forward foreign currency contracts(1)	81,531	92,012
	$6,424,668	$92,012

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	GLOBAL EQUITY FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$1,360,677	$—
Forward foreign currency contracts(1)	—	98,520
	$1,360,677	$98,520
	GLOBAL OPPORTUNITIES FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$6,194,137	$—
Forward foreign currency contracts(1)	—	478,255
	$6,194,137	$478,255
	INTERNATIONAL SMALL CAP GROWTH FUND
Gross amounts at fair value:
Forward foreign currency contracts(1)	$—	$26,631
	$—	$26,631
	TOTAL RETURN BOND FUND
Gross amounts at fair value:
Futures contracts(5)	$2,607	$—
	$2,607	$—
	SHORT-TERM BOND FUND
Gross amounts at fair value:
Futures contracts(5)	$26,074	$—
	$26,074	$—

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
MARKET NEUTRAL INCOME FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL (RECEIVED)/	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED(a)	OF DEFAULT	OF DEFAULT
Bank of New York	ISDA	$2,349,910	$—	$(1,840,000)	$509,910	$—
Northern Trust Company	ISDA	431,812	—	—	431,812	—
State Street Bank and Trust	ISDA	2,393,709	243,773	(2,149,936)	—	—
Bank of America NA	ISDA	1,461,648	—	(310,000)	1,151,648	—
Citibank NA	ISDA	5,569,746	—	—	5,569,746	—
Goldman Sachs & Co.	ISDA	—	722,400	722,400	—	—
Morgan Stanley & Co.	ISDA	42,886	615,641	—	—	572,755
		$12,249,711	$1,581,814	$(3,577,536)	$7,663,116	$572,755

(a)  Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty

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Notes to Financial Statements

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
CONVERTIBLE FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL (RECEIVED)/	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Bank of New York	ISDA	$—	$8,159	$—	$—	$8,159
Northern Trust Company	ISDA	1,879	5,072	—	—	3,193
State Street Bank and Trust	ISDA	378	—	—	378	—
		$2,257	$13,231	$—	$378	$11,352
INTERNATIONAL GROWTH FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL (RECEIVED)/	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Bank of America NA	ISDA	$101,819	$166,782	$—	$—	$64,963
Northern Trust Company	ISDA	—	311,041	310,000	—	1,041
State Street Bank and Trust	ISDA	—	97,179	97,179	—	—
		$101,819	$575,002	$407,179	$—	$66,004
EVOLVING WORLD GROWTH FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL (RECEIVED)/	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Northern Trust Company	ISDA	$—	$72,036	$—	$—	$72,036
State Street Bank and Trust	ISDA	81,531	19,976	—	61,555	—
		$81,531	$92,012	$—	$61,555	$72,036
GLOBAL EQUITY FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL (RECEIVED)/	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Northern Trust Company	ISDA	$—	$98,520	$—	$—	$98,520
		$—	$98,520	$—	$—	$98,520
GLOBAL OPPORTUNITIES FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL (RECEIVED)/	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Bank of America NA	ISDA	$—	$287,096	$—	$—	$287,096
Northern Trust Company	ISDA	—	191,159	—	—	191,159
		$—	$478,255	$—	$—	$478,255
INTERNATIONAL SMALL CAP GROWTH FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL (RECEIVED)/	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Bank of America NA	ISDA	$—	$26,631	$—	$—	$26,631
		$—	$26,631	$—	$—	$26,631

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

For the year ended October 31, 2025, the volume of derivative activity for the Fund is reflected below:*

FUND	FORWARD FOREIGN CURRENCY CONTRACTS(1)	PURCHASED OPTIONS(2)	WRITTEN OPTIONS(3)	SWAPS(4)	FUTURES CONTRACTS(5)
Market Neutral Income Fund	334,605,754	110,019	194,007	305,465,958	1
Hedged Equity Fund	—	1,650	2,008	—	—
Phineus Long/Short Fund	—	922,183	1,139,313	—	—
Merger Arbitrage Fund	—	20	62	—	—
Convertible Fund	53,358,963	6,670	300	—	—
Global Convertible Fund	—	486	—	—	—
Growth Fund	—	30,990	30,190	—	—
Growth and Income Fund	—	118,402	14,100	—	—
International Growth Fund	131,544,069	56,470	—	—	—
Evolving World Growth Fund	166,470,649	266,724	—	—	—
Global Equity Fund	11,542,936	4,221	265	—	—
Global Opportunities Fund	39,541,828	31,372	248	—	—
International Small Cap Growth Fund	2,071,558	260	—	—	—
Total Return Bond Fund	—	—	—	—	90
Short-Term Bond Fund	—	—	—	—	1,050

*  Activity during the period is measured by opened number of contracts for options purchased or written, opened foreign currency contracts (measured in notional), opened number of contracts for futures contracts, and opened total return swaps (measured in notional).

(1)  Generally, the Statement of Assets and Liabilities location for Forward contracts is Unrealized appreciation on forward foreign currency contracts for asset derivatives and Unrealized depreciation on forward foreign currency contracts for liability derivatives.

(2)  Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investments in securities, at value".

(3)  Generally, the Statement of Assets and Liabilities location for Written Options is "Options written, at value".

(4)  Generally, the Statement of Assets and Liabilities location for Swap contracts is Unrealized appreciation on total return swaps for asset derivatives and Unrealized depreciation on total return swaps for liability derivatives.

(5)  Generally, the Statement of Assets and Liabilities location for Futures contracts is Variation margin on open futures contracts for asset derivatives and Variation margin on open futures contracts for liability derivatives.

Note 7 – Securities Lending

The Funds may loan one or more of their securities to broker-dealers and banks through the Securities Loan Agreements. In Securities Loan Agreements, the "collateral" are the loaned securities themselves. Additionally, the set-off and netting provisions of a Securities Loan Agreement may not extend to the obligations of the counterparty's affiliates or across varying types of transactions. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Funds' securities lending agent invests any cash collateral into short term investments following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities and the Schedule of Investments. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds will pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds' security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

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Notes to Financial Statements

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Funds as of October 31, 2025.

	AMOUNT OF COLLATERAL HELD IN SHORT TERM INVESTMENTS AND RESTRICTED	AMOUNT OF NON-CASH	TOTAL	VALUE OF SECURITIES ON LOAN TO BROKER-DEALERS AND BANKS BY ASSET CLASS ON LOAN			EXCESS AMOUNT DUE TO/(FROM)
FUND	CASH	COLLATERAL	COLLATERAL	EQUITY	FIXED INCOME	TOTAL	COUNTERPARTY
Market Neutral Income Fund	$169,218,273	$225,923,798	$395,142,071	$246,882,246	$141,702,675	$388,584,921	$6,557,150
Hedged Equity Fund	381,429	8,930,948	9,312,377	9,164,233	—	9,164,233	148,144
Phineus Long/Short Fund	5,927,394	29,878,582	35,805,976	34,976,160	—	34,976,160	829,816
Convertible Fund	51,798,783	17,999,158	69,797,941	1,581,723	66,886,790	68,468,513	1,329,428
Global Convertible Fund	12,610,305	1,446,270	14,056,575	—	13,905,874	13,905,874	150,701
Growth Fund	23,806,222	33,670,253	57,476,475	57,178,427	—	57,178,427	298,048
Growth and Income Fund	42,013,179	19,418,812	61,431,991	35,289,269	25,220,842	60,510,111	921,880
Select Fund	—	760,455	760,455	751,495	—	751,495	8,960
International Growth Fund	21,796,045	14,221,473	36,017,518	34,574,068	—	34,574,068	1,443,450
Evolving World Growth Fund	18,362,340	9,717,497	28,079,837	16,837,179	10,081,156	26,918,335	1,161,502
Global Equity Fund	6,456,772	7,242,371	13,699,143	13,344,579	—	13,344,579	354,564
Global Opportunities Fund	11,124,202	—	11,124,202	3,431,176	7,429,720	10,860,896	263,306
Total Return Bond Fund	420,030	200,188	620,218	—	607,054	607,054	13,164
High Income Opportunities Fund	2,775,698	663,448	3,439,146	4,549	3,358,465	3,363,014	76,132
Short-Term Bond Fund	6,271,495	5,824,633	12,096,128	—	11,844,653	11,844,653	251,475

Note 8 – Fair Value Measurements

Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

The following is a summary of the inputs used in valuing the Funds' holdings at fair value:

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$6,706,636,380	$—	$6,706,636,380
Corporate Bonds	—	55,725,972	—	55,725,972
Convertible Preferred Stocks	633,686,751	—	—	633,686,751
Common Stocks	10,522,307,429	69,972,427	14,462,500	10,606,742,356
Exchange-Traded Fund	180,620,401	—	—	180,620,401
Investments in Affiliated Fund	337,826,981	—	—	337,826,981
Warrants	7,022,465	2,347,914	—	9,370,379
Rights	39,885	1,451	277,808	319,144
Exchange-Traded Purchased Options	26,650,000	—	—	26,650,000
Over the Counter Purchased Options	—	39,613,104	—	39,613,104
Investment of Cash Collateral For Securities Loaned	—	169,218,273	—	169,218,273
Forward Foreign Currency Contracts	—	5,175,431	—	5,175,431
Total Return Swaps	—	7,157,966	—	7,157,966
Total	$11,708,153,912	$7,055,848,918	$14,740,308	$18,778,743,138
Liabilities:
Common Stocks Sold Short	$4,115,543,965	$—	$—	$4,115,543,965
Exchange-Traded Written Options	1,802,418,788	—	—	1,802,418,788
Forward Foreign Currency Contracts	—	243,773	—	243,773
Total Return Swaps	—	1,322,904	—	1,322,904
Total	$5,917,962,753	$1,566,677	$—	$5,919,529,430
	HEDGED EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$765,423,265	$—	$—	$765,423,265
Exchange-Traded Fund	8,048,308	—	—	8,048,308
Exchange-Traded Purchased Option	21,201,975	—	—	21,201,975
Investment of Cash Collateral For Securities Loaned	—	381,429	—	381,429
Total	$794,673,548	$381,429	$—	$795,054,977
Liabilities:
Exchange-Traded Written Options	$24,667,925	$—	$—	$24,667,925
Total	$24,667,925	$—	$—	$24,667,925

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Notes to Financial Statements

	PHINEUS LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$1,130,668,961	$42,304,451	$—	$1,172,973,412
Exchange-Traded Purchased Options	13,880,192	—	—	13,880,192
Investment of Cash Collateral For Securities Loaned	—	5,927,394	—	5,927,394
Total	$1,144,549,153	$48,231,845	$—	$1,192,780,998
Liabilities:
Common Stocks Sold Short	$46,605,830	$—	$—	$46,605,830
Exchange-Traded Fund Sold Short	539,850,490	—	—	539,850,490
Exchange-Traded Written Options	46,806,045	—	—	46,806,045
Total	$633,262,365	$—	$—	$633,262,365
	MERGER ARBITRAGE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$1,111,757	$—	$1,111,757
Corporate Bond	—	2,196	—	2,196
Common Stocks	1,128,035	386,675	92,213	1,606,923
Rights	139	49	755	943
Warrant	—	56	—	56
Total	$1,128,174	$1,500,733	$92,968	$2,721,875
Liabilities:
Common Stocks Sold Short	$313,124	$—	$—	$313,124
Exchange-Traded Written Option	18	—	—	18
Total	$313,142	$—	$—	$313,142
	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$814,064,437	$—	$814,064,437
Convertible Preferred Stocks	90,695,868	—	—	90,695,868
Exchange-Traded Purchased Options	1,011,250	—	—	1,011,250
Investment of Cash Collateral For Securities Loaned	—	51,798,783	—	51,798,783
Forward Foreign Currency Contracts	—	2,257	—	2,257
Total	$91,707,118	$865,865,477	$—	$957,572,595
Liabilities:
Forward Foreign Currency Contracts	$—	$13,231	$—	$13,231
Total	$—	$13,231	$—	$13,231

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	GLOBAL CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$138,512,865	$—	$138,512,865
Corporate Bond	—	105,064	—	105,064
Convertible Preferred Stocks	11,056,799	—	—	11,056,799
U.S. Government and Agency Security	—	1,074,284	—	1,074,284
Common Stock	64,494	—	—	64,494
Exchange-Traded Purchased Options	678,481	—	—	678,481
Investment of Cash Collateral For Securities Loaned	—	12,610,305	—	12,610,305
Total	$11,799,774	$152,302,518	$—	$164,102,292
	TIMPANI SMALL CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$553,317,169	$—	$—	$553,317,169
Total	$553,317,169	$—	$—	$553,317,169
	TIMPANI SMID GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$37,109,232	$—	$—	$37,109,232
Total	$37,109,232	$—	$—	$37,109,232
	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$1,753,005,724	$—	$—	$1,753,005,724
Exchange-Traded Purchased Option	1,062,500	—	—	1,062,500
Investment of Cash Collateral For Securities Loaned	—	23,806,222	—	23,806,222
Total	$1,754,068,224	$23,806,222	$—	$1,777,874,446
Liabilities:
Exchange-Traded Written Option	$289,000	$—	$—	$289,000
Total	$289,000	$—	$—	$289,000
	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$595,616,383	$—	$595,616,383
Convertible Preferred Stocks	75,921,839	8,094,522	—	84,016,361
Common Stocks	2,473,705,717	—	—	2,473,705,717
Exchange-Traded Fund	17,550,926	—	—	17,550,926
U.S. Government and Agency Securities	—	48,360,862	—	48,360,862
Exchange-Traded Purchased Options	18,053,880	—	—	18,053,880
Investment of Cash Collateral For Securities Loaned	—	42,013,179	—	42,013,179
Total	$2,585,232,362	$694,084,946	$—	$3,279,317,308
Liabilities:
Exchange-Traded Written Option	$571,250	$—	$—	$571,250
Total	$571,250	$—	$—	$571,250

www.calamos.com

Notes to Financial Statements

	SELECT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$61,743,529	$—	$—	$61,743,529
Total	$61,743,529	$—	$—	$61,743,529
	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$61,943,218	$218,313,922	$—	$280,257,140
Convertible Bond	—	5,506,848	—	5,506,848
Exchange-Traded Purchased Options	737,370	—	—	737,370
Investment of Cash Collateral For Securities Loaned	—	21,796,045	—	21,796,045
Forward Foreign Currency Contracts	—	101,819	—	101,819
Total	$62,680,588	$245,718,634	$—	$308,399,222
Liabilities:
Forward Foreign Currency Contracts	$—	$575,002	$—	$575,002
Total	$—	$575,002	$—	$575,002
	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$71,359,736	$—	$71,359,736
Common Stocks	43,538,816	276,405,800	—	319,944,616
Exchange-Traded Purchased Options	6,343,137	—	—	6,343,137
Investment of Cash Collateral For Securities Loaned	—	18,362,340	—	18,362,340
Forward Foreign Currency Contracts	—	81,531	—	81,531
Total	$49,881,953	$366,209,407	$—	$416,091,360
Liabilities:
Forward Foreign Currency Contracts	$—	$92,012	$—	$92,012
Total	$—	$92,012	$—	$92,012
	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$108,587,205	$52,090,365	$—	$160,677,570
Convertible Preferred Stock	1,487,978	—	—	1,487,978
Convertible Bond	—	1,376,712	—	1,376,712
Exchange-Traded Purchased Options	1,360,677	—	—	1,360,677
Investment of Cash Collateral For Securities Loaned	—	6,456,772	—	6,456,772
Total	$111,435,860	$59,923,849	$—	$171,359,709
Liabilities:
Forward Foreign Currency Contracts	$—	$98,520	$—	$98,520
Total	$—	$98,520	$—	$98,520

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	GLOBAL OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$123,538,653	$—	$123,538,653
Convertible Preferred Stock	6,724,279	—	—	6,724,279
Common Stocks	124,764,838	63,241,780	—	188,006,618
Exchange-Traded Purchased Options	6,194,137	—	—	6,194,137
Investment of Cash Collateral For Securities Loaned	—	11,124,202	—	11,124,202
Total	$137,683,254	$197,904,635	$—	$335,587,889
Liabilities:
Forward Foreign Currency Contracts	$—	$478,255	$—	$478,255
Total	$—	$478,255	$—	$478,255
	INTERNATIONAL SMALL CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$1,114,173	$5,918,625	$—	$7,032,798
Total	$1,114,173	$5,918,625	$—	$7,032,798
Liabilities:
Forward Foreign Currency Contracts	$—	$26,631	$—	$26,631
Total	$—	$26,631	$—	$26,631
	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$13,767,698	$—	$13,767,698
Bank Loans	—	1,091,684	—	1,091,684
U.S. Government and Agency Securities	—	12,376,740	—	12,376,740
Residential Mortgage Backed Security	—	94,714	—	94,714
Asset Backed Securities	—	1,097,476	—	1,097,476
Investment of Cash Collateral For Securities Loaned	—	420,030	—	420,030
Futures Contracts	2,607	—	—	2,607
Total	$2,607	$28,848,342	$—	$28,850,949
	HIGH INCOME OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$97,190	$—	$97,190
Corporate Bonds	—	28,387,229	—	28,387,229
Convertible Bond	—	35,149	—	35,149
Bank Loans	—	5,059,915	—	5,059,915
Common Stocks	197,763	13,950	—	211,713
Warrants	—	1	—	1
Preferred Stocks	99,073	—	—	99,073
Investment of Cash Collateral For Securities Loaned	—	2,775,698	—	2,775,698
Total	$296,836	$36,369,132	$—	$36,665,968

www.calamos.com

Notes to Financial Statements

	SHORT-TERM BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$232,480,130	$—	$232,480,130
U.S. Government and Agency Securities	—	23,286,094	—	23,286,094
Sovereign Bonds	—	8,262,204	—	8,262,204
Bank Loans	—	34,588,661	—	34,588,661
Asset Backed Securities	—	86,624,836	—	86,624,836
Municipal Obligations	—	12,055,347	—	12,055,347
Residential Mortgage Backed Securities	—	4,621,192	—	4,621,192
Investment of Cash Collateral For Securities Loaned	—	6,271,495	—	6,271,495
Futures Contracts	26,074	—	—	26,074
Total	$26,074	$408,189,959	$—	$408,216,033

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Market Neutral Income Fund's assets and liabilities during the year ended October 31, 2025:

Investments in Securities	Balance as of October 31, 2024	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of October 31, 2025
Common Stocks	$—	$—	$—	$—	$—	$—	$14,462,500	$—	$14,462,500	$—
Rights	277,808	—	—	—	—	—	—	—	277,808	—
Total	$277,808	$—	$—	$—	$—	$—	$14,462,500	$—	$14,740,308	$—

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Merger Arbitrage Fund's assets and liabilities during the year ended October 31, 2025:

Investments in Securities	Balance as of October 31, 2024	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of October 31, 2025
Common Stocks	$—	$—	$—	$—	$—	$—	$92,213	$—	$92,213	$—
Rights	755	—	—	—	—	—	—	—	755	—
Total	$755	$—	$—	$—	$—	$—	$92,213	$—	$92,968	$—

As of October 31, 2025, Level 3 investments were valued by the Company using unadjusted pricing quotes obtained from dealers.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

Note 9 – Capital Share Transactions

The following table summarizes the activity in capital shares of the Funds for the year ended October 31, 2025:

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND		PHINEUS LONG/SHORT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	12,489,843	$192,920,315	271,893	$4,829,745	1,087,902	$18,422,055
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	774,783	11,839,645	3,442	60,151	259,642	4,130,897
Less shares redeemed	(19,096,583)	(294,272,803)	(537,951)	(9,407,570)	(1,145,096)	(19,300,958)
Net increase (decrease)	(5,831,957)	$(89,512,843)	(262,616)	$(4,517,674)	202,448	$3,251,994
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,593,918	$24,709,913	160,275	$2,791,764	144,948	$2,311,760
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	113,711	1,735,642	292	4,927	123,154	1,855,926
Less shares redeemed	(3,263,771)	(50,659,670)	(58,747)	(1,008,274)	(728,672)	(11,616,979)
Net increase (decrease)	(1,556,142)	$(24,214,115)	101,820	$1,788,417	(460,570)	$(7,449,293)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	253,558,408	$3,862,999,729	10,552,165	$186,620,905	14,429,385	$248,597,554
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	15,316,090	231,465,896	170,800	3,018,552	3,715,602	60,006,976
Less shares redeemed	(210,921,652)	(3,207,818,204)	(10,949,181)	(194,087,155)	(14,120,322)	(239,113,161)
Net increase (decrease)	57,952,846	$886,647,421	(226,216)	$(4,447,698)	4,024,665	$69,491,369
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	23,505,849	$356,505,354	—	$—	—	$—
Shares issued as reinvestment of distributions	188,902	2,851,592	—	—	—	—
Less shares redeemed	(5,055,440)	(76,576,718)	—	—	—	—
Net increase (decrease)	18,639,311	$282,780,228	—	$—	—	$—

www.calamos.com

Notes to Financial Statements

	MERGER ARBITRAGE FUND		CONVERTIBLE FUND		GLOBAL CONVERTIBLE FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	126	$1,295	537,583	$12,347,239	92,459	$1,210,951
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	336	3,252	131,359	2,905,694	437	6,220
Less shares redeemed	(2,344)	(25,100)	(2,239,514)	(50,231,143)	(199,211)	(2,618,220)
Net increase (decrease)	(1,882)	$(20,553)	(1,570,572)	$(34,978,210)	(106,315)	$(1,401,049)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	190	$2,000	66,600	$1,470,175	1,713	$19,888
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	201	1,945	9,889	209,449	—	—
Less shares redeemed	—	—	(449,324)	(9,777,406)	(14,364)	(175,094)
Net increase (decrease)	391	$3,945	(372,835)	$(8,097,782)	(12,651)	$(155,206)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	61,309	$647,846	5,604,645	$108,225,847	1,729,066	$22,615,652
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	5,681	55,048	572,669	10,791,471	17,319	243,737
Less shares redeemed	(12,699)	(125,999)	(9,995,123)	(187,623,411)	(1,347,303)	(17,412,938)
Net increase (decrease)	54,291	$576,895	(3,817,809)	$(68,606,093)	399,082	$5,446,451
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	TIMPANI SMALL CAP GROWTH FUND		TIMPANI SMID GROWTH FUND		GROWTH FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	363,442	$14,849,152	21,116	$326,713	458,907	$20,878,920
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	18,255	667,937	681	10,262	1,573,431	71,386,547
Less shares redeemed	(310,476)	(11,956,315)	(10,116)	(140,670)	(3,312,711)	(151,154,536)
Net increase (decrease)	71,221	$3,560,774	11,681	$196,305	(1,280,373)	$(58,889,069)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	70,306	$2,777,784	—	$—	172,565	$2,482,887
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	2,881	106,506	—	—	134,222	1,920,722
Less shares redeemed	(44,684)	(1,677,400)	—	—	(229,938)	(3,356,888)
Net increase (decrease)	28,503	$1,206,890	—	$—	76,849	$1,046,721
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	6,519,362	$261,792,369	715,824	$10,793,277	233,587	$17,011,982
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	237,113	9,007,924	49,207	751,396	208,814	15,053,427
Less shares redeemed	(4,687,377)	(180,940,931)	(556,125)	(8,002,154)	(438,866)	(31,697,673)
Net increase (decrease)	2,069,098	$89,859,362	208,906	$3,542,519	3,535	$367,736
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	32,457	$1,263,956	6,715	$107,194	—	$—
Shares issued as reinvestment of distributions	20,399	778,825	995	15,203	—	—
Less shares redeemed	(96,546)	(3,745,969)	(68)	(1,001)	—	—
Net increase (decrease)	(43,690)	$(1,703,188)	7,642	$121,396	—	$—
www.calamos.com

Notes to Financial Statements

	GROWTH AND INCOME FUND		SELECT FUND		INTERNATIONAL GROWTH FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,132,464	$57,316,695	26,605	$584,680	195,483	$4,225,708
Shares issued through acquisition	157,212	8,450,139	—	—	—	—
Shares issued as reinvestment of distributions	1,187,234	58,739,623	46,037	993,472	98,358	2,015,346
Less shares redeemed	(3,743,143)	(188,679,191)	(73,679)	(1,629,418)	(569,748)	(12,654,887)
Net increase (decrease)	(1,266,233)	$(64,172,734)	(1,037)	$(51,266)	(275,907)	$(6,413,833)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	510,168	$26,016,713	1,677	$26,642	1,902	$34,603
Shares issued through acquisition	55,349	2,967,277	—	—	—	—
Shares issued as reinvestment of distributions	93,535	4,623,442	1,749	30,129	4,483	74,590
Less shares redeemed	(417,490)	(21,077,690)	(7,840)	(140,503)	(15,238)	(270,053)
Net increase (decrease)	241,562	$12,529,742	(4,414)	$(83,732)	(8,853)	$(160,860)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	3,904,364	$188,085,792	32,234	$750,698	2,212,233	$50,623,006
Shares issued through acquisition	213,203	10,854,143	—	—	—	—
Shares issued as reinvestment of distributions	1,438,096	67,421,861	129,816	2,933,847	362,534	7,794,490
Less shares redeemed	(4,719,463)	(224,200,522)	(156,733)	(3,656,723)	(2,262,037)	(50,751,860)
Net increase (decrease)	836,200	$42,161,274	5,317	$27,822	312,730	$7,665,636
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	191,960	$9,282,821	—	$—	203,893	$4,614,935
Shares issued as reinvestment of distributions	41,835	1,963,529	—	—	10,697	232,875
Less shares redeemed	(189,201)	(9,053,574)	—	—	(110,149)	(2,568,298)
Net increase (decrease)	44,594	$2,192,776	—	$—	104,441	$2,279,512

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND		GLOBAL OPPORTUNITIES FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	140,171	$2,741,681	143,399	$2,529,900	475,653	$6,040,839
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	—	—	126,694	2,133,527	554,026	6,827,820
Less shares redeemed	(676,431)	(13,598,168)	(291,471)	(5,159,132)	(1,324,735)	(16,612,026)
Net increase (decrease)	(536,260)	$(10,856,487)	(21,378)	$(495,705)	(295,056)	$(3,743,367)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	15,440	$290,551	18,531	$254,769	262,674	$2,770,242
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	—	—	11,024	143,418	106,417	1,080,132
Less shares redeemed	(53,730)	(990,240)	(32,762)	(446,429)	(282,825)	(2,925,369)
Net increase (decrease)	(38,290)	$(699,689)	(3,207)	$(48,242)	86,266	$925,005
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	2,877,312	$57,726,869	2,083,335	$38,053,042	4,110,957	$55,878,434
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	—	—	473,675	8,469,312	1,010,786	13,038,037
Less shares redeemed	(5,419,392)	(111,519,167)	(1,981,231)	(35,716,601)	(3,856,263)	(50,384,703)
Net increase (decrease)	(2,542,080)	$(53,792,298)	575,779	$10,805,753	1,265,480	$18,531,768
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	10,345	$198,534	—	$—
Shares issued as reinvestment of distributions	—	—	1,079	19,318	—	—
Less shares redeemed	—	—	(7,685)	(160,030)	—	—
Net increase (decrease)	—	$—	3,739	$57,822	—	$—

www.calamos.com

Notes to Financial Statements

	INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND		HIGH INCOME OPPORTUNITIES FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	18,896	$212,921	65,645	$595,245	237,210	$1,852,564
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	—	—	38,672	348,004	208,543	1,623,098
Less shares redeemed	(27,180)	(280,697)	(319,401)	(2,857,410)	(617,902)	(4,802,378)
Net increase (decrease)	(8,284)	$(67,776)	(215,084)	$(1,914,161)	(172,149)	$(1,326,716)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	13,763	$123,772	2,085	$17,537
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	—	—	863	7,770	2,252	18,929
Less shares redeemed	—	—	(7,250)	(64,721)	(6,242)	(52,652)
Net increase (decrease)	—	$—	7,376	$66,821	(1,905)	$(16,186)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	52,188	$598,758	332,075	$2,975,062	158,471	$1,242,133
Shares issued through acquisition	—	—	—	—	—	—
Shares issued as reinvestment of distributions	—	—	84,237	758,680	70,848	551,842
Less shares redeemed	(19,247)	(221,078)	(399,242)	(3,574,094)	(338,283)	(2,638,075)
Net increase (decrease)	32,941	$377,680	17,070	$159,648	(108,964)	$(844,100)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	SHORT-TERM BOND FUND
Class A	Shares	Dollars
Shares sold	370,996	$3,559,469
Shares issued through acquisition	—	—
Shares issued as reinvestment of distributions	19,013	182,147
Less shares redeemed	(159,448)	(1,526,934)
Net increase (decrease)	230,561	$2,214,682
Class C	Shares	Dollars
Shares sold	—	$—
Shares issued through acquisition	—	—
Shares issued as reinvestment of distributions	—	—
Less shares redeemed	—	—
Net increase (decrease)	—	$—
Class I	Shares	Dollars
Shares sold	6,640,939	$63,509,791
Shares acquired through In-Kind purchases	—	—
Shares issued as reinvestment of distributions	210,697	2,017,223
Less shares redeemed	(2,900,560)	(27,718,492)
Net increase (decrease)	3,951,076	$37,808,522
Class R6	Shares	Dollars
Shares sold	—	$—
Shares issued as reinvestment of distributions	—	—
Less shares redeemed	—	—
Net increase (decrease)	—	$—

www.calamos.com

Notes to Financial Statements

The following table summarizes the activity in capital shares of the Funds for the year ended October 31, 2024:

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND		PHINEUS LONG/SHORT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	11,368,786	$167,482,208	595,280	$9,557,857	856,803	$13,905,977
Shares issued as reinvestment of distributions	2,941,311	42,399,266	6,331	96,279	71,750	1,125,719
Less shares redeemed	(23,129,575)	(340,654,222)	(591,133)	(9,507,009)	(1,338,392)	(22,046,219)
Net increase (decrease)	(8,819,478)	$(130,772,748)	10,478	$147,127	(409,839)	$(7,014,523)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,201,706	$17,803,540	155,026	$2,398,053	176,657	$2,726,879
Shares issued as reinvestment of distributions	647,553	9,368,390	1,138	16,679	21,268	317,274
Less shares redeemed	(4,886,185)	(72,366,089)	(70,739)	(1,118,089)	(483,837)	(7,459,169)
Net increase (decrease)	(3,036,926)	$(45,194,159)	85,425	$1,296,643	(285,912)	$(4,415,016)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	244,219,814	$3,549,871,204	11,578,134	$183,422,589	13,916,154	$231,314,374
Shares issued as reinvestment of distributions	42,717,952	608,398,454	222,318	3,455,101	1,005,365	16,004,859
Less shares redeemed	(232,294,639)	(3,375,835,457)	(10,815,240)	(171,909,014)	(15,494,450)	(256,151,626)
Net increase (decrease)	54,643,127	$782,434,201	985,212	$14,968,676	(572,931)	$(8,832,393)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	8,856,395	$130,102,966	—	$—	—	$—
Shares issued as reinvestment of distributions	286,413	4,083,684	—	—	—	—
Less shares redeemed	(1,776,626)	(25,618,179)	—	—	—	—
Net increase (decrease)	7,366,182	$108,568,471	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	MERGER ARBITRAGE FUND		CONVERTIBLE FUND		GLOBAL CONVERTIBLE FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	7,178	$72,668	654,702	$13,130,529	76,033	$844,618
Shares issued as reinvestment of distributions	83	864	225,728	4,521,836	—	—
Less shares redeemed	(4,901)	(48,271)	(2,691,213)	(54,153,118)	(243,769)	(2,750,275)
Net increase (decrease)	2,360	$25,261	(1,810,783)	$(36,500,753)	(167,736)	$(1,905,657)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	85,536	$1,652,466	12,942	$134,945
Shares issued as reinvestment of distributions	43	440	23,655	457,259	—	—
Less shares redeemed	—	—	(492,824)	(9,555,893)	(102,783)	(1,075,359)
Net increase (decrease)	43	$440	(383,633)	$(7,446,168)	(89,841)	$(940,414)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	8,524	$84,198	8,920,798	$153,127,130	1,861,460	$21,027,856
Shares issued as reinvestment of distributions	1,134	11,740	849,883	14,538,858	—	—
Less shares redeemed	(13,143)	(130,321)	(13,338,030)	(228,106,900)	(3,003,491)	(33,422,219)
Net increase (decrease)	(3,485)	$(34,383)	(3,567,349)	$(60,440,912)	(1,142,031)	$(12,394,363)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

www.calamos.com

Notes to Financial Statements

	TIMPANI SMALL CAP GROWTH FUND		TIMPANI SMID GROWTH FUND		GROWTH FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	226,875	$6,601,344	6,754	$76,739	416,659	$16,323,128
Shares issued as reinvestment of distributions	—	—	—	—	1,163,676	41,543,231
Less shares redeemed	(259,377)	(7,731,742)	(23,393)	(254,642)	(3,680,199)	(147,279,733)
Net increase (decrease)	(32,502)	$(1,130,398)	(16,639)	$(177,903)	(2,099,864)	$(89,413,374)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	22,458	$685,113	—	$—	55,287	$787,442
Shares issued as reinvestment of distributions	—	—	—	—	90,713	1,165,660
Less shares redeemed	(39,599)	(1,170,011)	—	—	(234,543)	(3,335,751)
Net increase (decrease)	(17,141)	$(484,898)	—	$—	(88,543)	$(1,382,649)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	2,665,563	$86,190,124	157,573	$2,005,298	222,825	$13,846,062
Shares issued as reinvestment of distributions	—	—	—	—	149,020	8,240,800
Less shares redeemed	(3,032,566)	(88,415,980)	(58,189)	(742,766)	(505,487)	(30,495,367)
Net increase (decrease)	(367,003)	$(2,225,856)	99,384	$1,262,532	(133,642)	$(8,408,505)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	50,330	$1,436,235	866	$10,001	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(301,711)	(10,321,908)	—	—	—	—
Net increase (decrease)	(251,381)	$(8,885,673)	866	$10,001	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	GROWTH AND INCOME FUND		SELECT FUND		INTERNATIONAL GROWTH FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,196,840	$53,770,975	12,171	$244,172	168,322	$3,510,832
Shares issued as reinvestment of distributions	1,108,920	47,079,608	26,877	492,652	938	17,518
Less shares redeemed	(4,019,619)	(181,990,971)	(76,256)	(1,546,475)	(437,964)	(9,068,919)
Net increase (decrease)	(1,713,859)	$(81,140,388)	(37,208)	$(809,651)	(268,704)	$(5,540,569)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	572,048	$25,837,177	11,757	$202,573	4,866	$80,675
Shares issued as reinvestment of distributions	73,475	3,110,927	424	6,362	—	—
Less shares redeemed	(497,390)	(22,785,411)	(1,384)	(21,691)	(23,942)	(397,299)
Net increase (decrease)	148,133	$6,162,693	10,797	$187,244	(19,076)	$(316,624)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	5,209,507	$222,844,217	80,149	$1,618,912	1,803,714	$38,296,503
Shares issued as reinvestment of distributions	1,220,248	49,386,403	72,425	1,384,771	24,080	469,792
Less shares redeemed	(4,584,988)	(197,057,096)	(162,127)	(3,276,757)	(2,137,486)	(45,196,763)
Net increase (decrease)	1,844,767	$75,173,524	(9,553)	$(273,074)	(309,692)	$(6,430,468)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	175,394	$7,801,153	—	$—	128,939	$2,800,691
Shares issued as reinvestment of distributions	35,155	1,424,653	—	—	1,111	21,914
Less shares redeemed	(152,704)	(6,705,897)	—	—	(136,127)	(3,058,301)
Net increase (decrease)	57,845	$2,519,909	—	$—	(6,077)	$(235,696)

www.calamos.com

Notes to Financial Statements

	EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND		GLOBAL OPPORTUNITIES FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	443,105	$8,201,986	203,859	$3,488,341	369,156	$4,443,660
Shares issued as reinvestment of distributions	6,778	111,021	—	—	35,355	403,190
Less shares redeemed	(767,354)	(13,892,405)	(276,914)	(4,530,450)	(1,359,822)	(15,966,735)
Net increase (decrease)	(317,471)	$(5,579,398)	(73,055)	$(1,042,109)	(955,311)	$(11,119,885)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	56,428	$973,650	46,185	$619,223	416,328	$4,123,652
Shares issued as reinvestment of distributions	—	—	—	—	1,484	13,121
Less shares redeemed	(137,214)	(2,202,197)	(18,495)	(232,881)	(207,710)	(1,961,991)
Net increase (decrease)	(80,786)	$(1,228,547)	27,690	$386,342	210,102	$2,174,782
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	3,930,692	$71,293,442	1,853,759	$32,503,834	3,749,569	$47,649,747
Shares issued as reinvestment of distributions	107,538	1,776,534	4,894	70,910	75,066	914,397
Less shares redeemed	(7,680,617)	(134,631,638)	(1,464,274)	(25,382,223)	(2,124,646)	(26,159,466)
Net increase (decrease)	(3,642,387)	$(61,561,662)	394,379	$7,192,521	1,699,989	$22,404,678
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	3,673	$57,025	—	$—
Shares issued as reinvestment of distributions	—	—	13	193	—	—
Less shares redeemed	—	—	(6,745)	(99,281)	—	—
Net increase (decrease)	—	$—	(3,059)	$(42,063)	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND		HIGH INCOME OPPORTUNITIES FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	43,751	$449,013	148,915	$1,361,852	176,799	$1,365,012
Shares issued as reinvestment of distributions	—	—	45,261	404,288	214,152	1,641,875
Less shares redeemed	(2,933)	(29,250)	(313,951)	(2,810,577)	(359,668)	(2,762,597)
Net increase (decrease)	40,818	$419,763	(119,775)	$(1,044,437)	31,283	$244,290
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	4,236	$37,432	—	$—
Shares issued as reinvestment of distributions	—	—	895	7,985	2,644	21,765
Less shares redeemed	—	—	(21,344)	(187,072)	(14,220)	(117,863)
Net increase (decrease)	—	$—	(16,213)	$(141,655)	(11,576)	$(96,098)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	227,970	$2,290,708	1,920,946	$17,339,238	632,522	$4,769,922
Shares issued as reinvestment of distributions	—	—	112,618	1,004,378	72,400	555,457
Less shares redeemed	(9,140)	(95,316)	(2,260,628)	(19,825,770)	(566,221)	(4,262,179)
Net increase (decrease)	218,830	$2,195,392	(227,064)	$(1,482,154)	138,701	$1,063,200
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

www.calamos.com

Notes to Financial Statements

	SHORT-TERM BOND FUND
Class A	Shares	Dollars
Shares sold	67,362	$638,645
Shares issued as reinvestment of distributions	17,501	166,016
Less shares redeemed	(62,207)	(588,356)
Net increase (decrease)	22,656	$216,305
Class C	Shares	Dollars
Shares sold	—	$—
Shares issued as reinvestment of distributions	—	—
Less shares redeemed	—	—
Net increase (decrease)	—	$—
Class I	Shares	Dollars
Shares sold	930,072	$8,824,824
Shares issued as reinvestment of distributions	143,369	1,358,530
Less shares redeemed	(1,019,289)	(9,680,929)
Net increase (decrease)	54,152	$502,425
Class R6	Shares	Dollars
Shares sold	—	$—
Shares issued as reinvestment of distributions	—	—
Less shares redeemed	—	—
Net increase (decrease)	—	$—

Note 10 – Fund Reorganizations

Pursuant to an Agreement and Plan of Reorganization approved by the Board, Calamos Growth and Income Fund, a series of the Trust acquired all of the assets and assumed all of the liabilities of Calamos Dividend Growth Fund, also a series of the Trust on August 29, 2025.

TARGET FUND	ACQUIRIING FUND
Calamos Dividend Growth Fund	Calamos Growth and Income Fund

Shareholders approved the Reorganization on August 22, 2025.

The Reorganization was accomplished by an exchange of shares of the Acquiring Fund for corresponding shares then outstanding of the Target Fund at their net asset value on August 29, 2025. The Reorganization of the Target Fund into the corresponding Acquiring Fund will enable shareholders of the Target Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a similar but more flexible investment strategy.

The Reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Target Fund or their shareholders.

For accounting and performance reporting purposes, the Acquiring Fund is the survivor.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

As of August 29, 2025, the Target Fund's and Acquiring Fund's net assets were as follows:

GROWTH AND INCOME FUND
Target Fund – Prior to Reorganization:
Net Assets	$22,271,565
Investments in securities, at value	21,785,903
Unrealized appreciation (depreciation)	13,094,850
Shares Outstanding	1,081,309
Acquiring Fund – Prior to Reorganization:
Net Assets	3,085,870,050
Shares Outstanding	58,971,979
Acquiring Fund – Post Reorganization:
Net Assets	3,108,141,609
Shares Outstanding	59,397,742

Assuming that the reorganization had been completed on November 1, 2024, the Acquiring Fund's pro forma results of operations for the year ended October 31, 2025 are as follows:

Net investment income (loss)	$894,285
Net realized gain (loss)	228,455,666
Change in unrealized appreciation/(depreciation)	373,353,962
Net increase (decrease) in net assets resulting from operations	$602,703,913

Because the combined Fund has been managed as a single portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund's Statement of Operations since August 29, 2025.

Note 11 – Subsequent Events

Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements.

On December 10, 2025, there were redemptions from an affiliated investor in the Calamos Total Return Bond Fund and the Calamos High Income Opportunities Fund representing approximately 14.8% and 29.1% of total net assets respectively.

On December 16, 2025, there was a redemption from an affiliated investor in the Calamos High Income Opportunities Fund representing approximately 7.1% of total net assets.

www.calamos.com

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Calamos Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Calamos Investment Trust comprising the Calamos Market Neutral Income Fund, Calamos Hedged Equity Fund, Calamos Phineus Long/Short Fund, Calamos Merger Arbitrage Fund, Calamos Convertible Fund, Calamos Global Convertible Fund, Calamos Timpani Small Cap Growth Fund, Calamos Timpani SMID Growth Fund, Calamos Growth Fund, Calamos Growth and Income Fund, Calamos Select Fund, Calamos International Growth Fund, Calamos Evolving World Growth Fund, Calamos Global Equity Fund, Calamos Global Opportunities Fund, Calamos International Small Cap Growth Fund, Calamos Total Return Bond Fund, Calamos High Income Opportunities Fund, and Calamos Short-Term Bond Fund (the "Funds"), including the schedules of investments, as of October 31, 2025, the related statements of operations, statements of changes in net assets, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting Calamos Investment Trust as of October 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the Calamos Investment Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

Calamos Market Neutral Income Fund, Calamos Hedged Equity Fund, Calamos Phineus Long/Short Fund, Calamos Convertible Fund, Calamos Global Convertible Fund, Calamos Timpani Small Cap Growth Fund, Calamos Timpani SMID Growth Fund, Calamos Growth Fund, Calamos Growth and Income Fund, Calamos Select Fund, Calamos International Growth Fund, Calamos Evolving World Growth Fund, Calamos Global Equity Fund, Calamos Global Opportunities Fund, Calamos Total Return Bond Fund, Calamos High Income Opportunities Fund, and Calamos Short-Term Bond Fund

	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the five years ended October 31, 2025, 2024, 2023, 2022, and 2021
Calamos International Small Cap Growth Fund	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, and 2023 and the period from March 31, 2022 (commencement of operations) through October 31, 2022
Calamos Merger Arbitrage Fund	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024 and the period from September 29, 2023 (commencement of operations) through October 31, 2023

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Chicago, Illinois

December 18, 2025

We have served as the auditor of one or more Calamos Advisors LLC investment companies since 2003.

www.calamos.com

Proxy Disclosures for Open-End Management Investment Companies   (Unaudited)

MATTERS SUBMITTED FOR SHAREHOLDER VOTE:

The Trust held a special meeting of shareholders on August 19, 2025. The purpose of the special meeting was to elect six trustees to the Trust's board of trustees, and to consider and act upon the other below proposals (the "Proposals").

Proposal 1: Election of Trustees

Ms. Karen L. Stuckey and Messrs. Hugh P. Armstrong, John S. Koudounis, Jeffrey S. Phlegar, Christopher M. Toub and Lloyd A. Wennlund were nominated for election as trustees. Each nominee, except for Hugh P. Armstrong, John S. Koudounis and Jeffrey S. Phlegar, is currently a trustee of the Trust and all nominees were elected by a plurality vote as follows:

TRUSTEE NOMINEE	VOTES FOR	VOTES WITHHELD	BROKER NON-VOTES AND ABSTENTIONS
Hugh P. Armstrong	1,065,799,975	13,980,700	0
John S. Koudounis	1,065,689,670	14,091,007	0
Jeffrey S. Phlegar	1,065,909,134	13,871,541	0
Karen L. Stuckey	1,065,322,408	14,458,267	0
Christopher M. Toub	1,065,515,858	14,264,817	0
Lloyd A. Wennlund	1,062,186,280	17,594,395	0

Proposal 2:  To amend the Agreement and Declaration of Trust to remove the ability of shareholders to remove trustees of the Trust.

Proposal 3:  To amend the Agreement and Declaration of Trust to modernize provisions relating to shareholder meetings, remove the ability of shareholders to call shareholder meetings and remove the ability of shareholders to request certain information.

Proposal 4:  To amend the Agreement and Declaration of Trust to permit reorganizations and termination of the Trust or series of the Trust without shareholder approval unless required by applicable law.

Proposal 5:  To amend the Agreement and Declaration of Trust to permit amendments to the Agreement and Declaration of Trust without shareholder approval.

Proposal 6:  To amend the Agreement and Declaration of Trust to add requirements governing direct and derivative shareholder claims.

Proposal 7:  To approve the elimination of a fundamental investment restriction limiting the fund's investment in illiquid securities to no more than 10% of net assets.

The shareholder meeting on August 19, 2025 was adjourned until September 30, 2025, to allow additional time to further solicit proxies on Proposals 2-7.

On September 30, 2025, the meeting was adjourned without further action on Proposals 2-6 because these proposals to amend the Declaration of Trust require approval by each Fund's shareholders and approval by all Funds had not been achieved as of September 30, 2025.

On September 30, 2025, the meeting was convened with respect to Proposal 7 for Calamos Market Neutral Income Fund. The meeting was adjourned without further action on Proposal 7 with respect to Calamos Growth and Income Fund, Calamos Growth Fund and Calamos Convertible Fund as approval of Proposal 7 for such funds had not obtained.

Proposal 7 was approved by the shareholders of Calamos Market Neutral Income Fund with the following votes:

Calamos Market Neutral Income Fund

PROPOSAL	VOTES FOR	VOTES AGAINST	ABSTENTIONS
Proposal 7	522,377,558	12,737,293	4,952,852

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board of Trustees (the "Board" or "Trustees") of Calamos Investment Trust (the "Trust" and each series of the Trust, a "Fund" and, collectively, the "Funds") oversees the management of each of the Funds, and, as required by law, determines annually whether to continue the Trust's management agreement with Calamos Advisors LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and administrator for each of the Funds. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser.

In connection with their most recent consideration regarding the continuation of the management agreement, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

At a meeting held on June 24, 2025, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangements between the Trust and the Adviser on behalf of the Funds were fair in light of the nature, quality and extent of the services provided by the Adviser and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the continuation of the management agreement with respect to all of the Funds through July 31, 2026, subject to possible earlier termination as provided in the agreement.

In connection with its consideration of the management agreement, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's services, (ii) the investment performance of each Fund as well as performance information for comparable funds and other, comparable clients of the Adviser, (iii) the fees and other expenses paid by each Fund as well as expense information for comparable funds and for other, comparable clients of the Adviser, (iv) the profitability of the Adviser and its affiliates from their relationship with each Fund, (v) whether economies of scale may be realized as each Fund grows and whether potential economies may be shared, in some measure, with Fund investors and (vi) other benefits to the Adviser from its relationship with the Funds. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the continuation of the management agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's services to the Funds took into account the knowledge gained from the Board's meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser's long-term history of managing the Funds; the consistency of investment approach; the background and experience of the Adviser's investment personnel responsible for managing the Funds; and the Adviser's performance as administrator of the Funds, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser's resources and key personnel involved in providing investment management services to the Funds. The Board noted the personal investments that the Adviser's key investment personnel have made in the Funds, which further aligns the interests of the Adviser and its personnel with those of the Funds' shareholders. In addition, the Board considered compliance reports about the Adviser from the Funds' Chief Compliance Officer.

The Board also considered the information provided by the Adviser regarding the Funds' performance and the steps the Adviser is taking to improve performance. In particular, the Board noted the additional personnel added to the Adviser's investment team, which includes portfolio managers, research analysts, research associates and risk management personnel. The Board also noted the Adviser's significant investment into its infrastructure and investment processes.

Investment Performance of the Funds. The Board considered each Fund's investment performance over various time periods, including how the Fund performed compared to the average performance of a group of comparable funds (the Fund's "Category") selected by an independent third-party service provider. In certain instances noted below, the Category represents a custom group of comparable funds, also selected by the independent third-party service provider. The performance periods considered by the Board ended on March 31, 2025, except where otherwise noted. Where available, the Board considered one-, three-, five- and ten-year performance. To the extent the Board considered data for periods other than those ending on March 31, 2025 or considered comparative data in addition to that of the Category, such as comparative data for an alternate group of comparable funds (a "category"), the data was still produced by an independent third-party service provider.

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

Further detail considered by the Board regarding the investment performance of each Fund is set forth below:

Calamos Growth Fund. The Board considered that the Fund outperformed its custom Category average for the one- and five-year periods, and that, in the three-year period, the Fund ranked in the 52nd percentile. The Fund only underperformed for the longer ten-year period.

Calamos Select Fund. The Board considered that the Fund outperformed its custom Category average for the one-, three- and five-year periods, and that it only underperformed for the ten-year period.

Calamos International Growth Fund. The Board considered that the Fund outperformed its Category average for the longer periods: five and ten years. With respect to the one- and three- year periods, while the Fund underperformed, the Board noted the Adviser's explanation that shorter-term periods may see relative performance vary significantly due to the highly rotational nature of foreign markets. The Board also noted the Adviser's statement that value equities significantly outperformed growth equities during the one- and three-year periods and that this impacted the Fund's performance relative to peers given the Adviser's higher growth approach relative to peers.

Calamos International Small Cap Growth Fund. The Board considered that the Fund ranked in the 51st percentile for the three-year period, though it underperformed more recently in the one-year period. The Board also considered, however, that the Fund had commenced operations relatively recently, on March 31, 2022, and that it would be prudent to allow the portfolio management team time to further develop its performance record with the Fund.

Calamos Evolving World Growth Fund. The Board considered that the Fund outperformed its Category average for the one-, five- and ten-year periods, though it underperformed for the three-year period.

Calamos Global Equity Fund. The Board considered that the Fund outperformed its Category average for all periods.

Calamos Growth and Income Fund. The Board considered that the Fund outperformed its custom Category average for all periods.

Calamos Global Opportunities Fund. The Board considered that the Fund outperformed its custom Category average for all periods other than the one-year period, when the Fund ranked in the 54th percentile.

Calamos Convertible Fund. The Board considered that the Fund outperformed its Category average for the five- and ten-year periods, though it underperformed for the one- and three-year periods. The Board noted that, for the year-to-date period ended May 31, 2025, the Fund outperformed one of its benchmarks, which the Adviser believes is representative of the Fund's investment universe. The Board also noted the Adviser's explanation that the Fund's peer rankings may change quickly given that its Category is comprised of peers with varying investment objectives, with some peers holding a greater percentage equities than others.

Calamos Global Convertible Fund. The Board considered that the Fund outperformed its Category average for the year-to-date, one- and three-year periods, though it underperformed for the older periods. The Board also considered that, as of April 30, 2025, the Fund outperformed its benchmark for the ten-year and since inception periods. The Board noted the Adviser's representation that the Fund is the only U.S.-based convertible fund with a global mandate in its Category, and therefore considered the Adviser's assertion that the Global Convertible UCITS fund managed by the Adviser and its performance universe are a better comparative source than the Category. As a result, the Board considered the Fund's similarity to the UCITS fund managed by the Adviser, noting that the UCITS fund outperformed peers for all periods.

Calamos Total Return Bond Fund. The Board considered that, while the Fund underperformed its Category average, the Fund ranked close to the median as follows: 58th percentile for the one-year period, 39th percentile for the three-year period and 53rd percentile for the ten-year period. The Board also considered that the Fund outperformed its Category average for the year-to-date period and its benchmark for the three-, five- and ten-year and since inception periods ended April 30, 2025. The Board noted the Adviser's representation that the Fund may at times have more or less risk than other funds in its Category as a result of investments in high yield debt securities, but that the Adviser believes the Fund's benchmark is more representative of the Fund's investment universe.

Calamos High Income Opportunities Fund. The Board considered that the Fund outperformed its Category average for all periods.

Calamos Market Neutral Income Fund. The Board considered that the Fund outperformed its custom Category average for all periods.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

Calamos Hedged Equity Fund. The Board considered that the Fund outperformed its Category average for all periods.

Calamos Phineus Long/Short Fund. The Board considered that the Fund outperformed its Category average for the five- and ten-year periods and that it ranked in the 52nd percentile for the one-year period. The Board noted that the Fund only underperformed in the three-year period.

Calamos Short-Term Bond Fund. The Board considered that the Fund outperformed its Category average for all periods.

Calamos Timpani Small Cap Growth Fund. The Board considered that the Fund outperformed its Category average for all periods.

Calamos Timpani SMID Growth Fund. The Board considered that the Fund outperformed its custom Category average for all periods.

Calamos Merger Arbitrage Fund. The Board considered that the Fund underperformed its Category average for the one-year period, which is the only available period. The Board also considered that the Fund had commenced operations relatively recently, on September 29, 2023, and that it would be prudent to allow the portfolio management team time to further develop its performance record with the Fund.

Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated each Fund's actual management fee rate compared to the median management fee rate for other mutual funds similar in size, character and investment strategy (the Fund's "Expense Group"), and the Fund's total expense ratio compared to the median total expense ratio of the Fund's Expense Group.

The Board also reviewed the Adviser's management fee rates for its institutional separate accounts, other advisory accounts and sub-advisory accounts with comparable investment strategies. The Board took into account that, although the rates of fees paid by institutional clients or for sub-advisory services were generally lower than the rates of fees paid by the Funds, the differences reflected the Adviser's greater level of responsibilities and significantly broader scope of services regarding the Funds, the more extensive regulatory obligations and risks associated with managing the Funds, and other financial considerations with respect to creation and sponsorship of the Funds. The Board considered factors that led to more expenses for registered funds including but not limited to: (i) capital expenditures to establish a Fund, (ii) length of time to reach critical mass, and the related expenses, (iii) higher servicing costs of intermediaries and shareholders, (iv) higher redemption rates of assets under management, (v) entrepreneurial risk assumed by the Adviser and (vi) greater exposure to "make whole" errors.

The Board also considered the Adviser's costs in serving as the Funds' investment adviser and manager, including but not limited to costs associated with technology, infrastructure and compliance necessary to manage the Funds. The Board reviewed the Adviser's methodology for allocating costs among the Adviser's lines of business. The Board also considered information regarding the structure of the Adviser's compensation program for portfolio managers, analysts and certain other employees, and the relationship of such compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of the Adviser in serving as each Fund's investment adviser and of the Adviser and its affiliates in all of their relationships with each Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Funds and the Adviser's other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board reviewed the financial statements of the Adviser's parent company and discussed its corporate structure.

Further detail considered by the Board regarding the management fee rate and total expense ratio of each Fund is set forth below:

Calamos Growth Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board reviewed the Fund's expenses in light of its performance record.

Calamos Select Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. With respect to the Fund's management fee rate and total expense ratio, the Board considered that the Fund ranked in the 55th percentile for each. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2026 and was currently subsidizing the Fund under this arrangement.

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

Calamos International Growth Fund. The Board considered that the Fund's management fee rate and total expense ratio are lower than the respective medians of the Fund's Expense Group. The Board also noted that the Fund's management fee is subject to a performance adjustment, which serves to lower the management fee during periods of underperformance.

Calamos International Small Cap Growth Fund. The Board considered that the Fund's management fee rate is lower than the Fund's Expense Group median, though the Fund's total expense ratio is higher than its Expense Group median. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 31, 2026 and was currently subsidizing the Fund under this arrangement. The Board reviewed the Fund's expenses in light of its level of assets. The Board also considered that the Fund's total expense ratio ranked in the 59th percentile.

Calamos Evolving World Growth Fund. The Board considered that the Fund's management fee rate and total expense ratio are lower than the respective medians of the Fund's Expense Group.

Calamos Global Equity Fund. The Board considered that, while the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group, the Fund's management fee is subject to a performance adjustment, which serves to lower the management fee during periods of underperformance. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2026 and was currently subsidizing the Fund under this arrangement. The Board reviewed the Fund's expenses in light of its level of assets, and noted the Adviser's assertion that the Fund's assets were below the median level of assets of the Fund's Expense Group.

Calamos Growth and Income Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board reviewed the Fund's expenses in light of its performance record.

Calamos Global Opportunities Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board reviewed the Fund's expenses in light of its performance record. The Board considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2026 and was currently subsidizing the Fund under this arrangement. The Board also considered that the Fund's total expense ratio was only about two basis points higher than the Expense Group median.

Calamos Convertible Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board noted that the Fund's gross management fee (not taking into account any expense waivers or reimbursements) was equal to the Category median and that the Fund's historical net total expense ratio decreased from the 2023 calendar year to the 2024 calendar year.

Calamos Global Convertible Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board also considered the Adviser's assertion, however, that the Fund offers a unique mandate and that, as a result, there are no appropriate peer funds against which to meaningfully compare the Fund's fees. The Board also reviewed the Fund's expenses in light of its recent performance record.

Calamos Total Return Bond Fund. The Board considered that the Fund's management fee rate is lower than its Expense Group median, though its total expense ratio is higher than its Expense Group median. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2026 and was currently subsidizing the Fund under this arrangement. The Board also reviewed the Fund's expenses in light of its level of assets and performance record.

Calamos High Income Opportunities Fund. The Board considered that the Fund's management fee rate is lower than its Expense Group median, and its total expense ratio is higher than its Expense Group median. The Board considered that the Fund's total expense ratio was only one basis point higher than the Expense Group median. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2026 and was currently subsidizing the Fund under this arrangement.

Calamos Market Neutral Income Fund. The Board considered that the Fund's management fee rate and total expense ratio are lower than the respective medians of the Fund's Expense Group.

Calamos Hedged Equity Fund. The Board considered that the Fund's management fee rate and total expense ratio are lower than the respective medians of the Fund's Expense Group.

Calamos Phineus Long/Short Fund. The Board considered that the Fund's management fee rate and total expense ratio are lower than the respective medians of the Fund's Expense Group.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

Calamos Short-Term Bond Fund. The Board considered that the Fund's management fee rate is equal to the Fund's Expense Group median, and that the Fund's total expense ratio is lower than its Expense Group median.

Calamos Timpani Small Cap Growth Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2026 and was currently subsidizing the Fund under this arrangement. The Board also reviewed the Fund's expenses in light of its performance record.

Calamos Timpani SMID Growth Fund. The Board considered that the Fund's management fee rate is lower than the median of the Fund's Expense Group, and the total expense ratio is higher than the median of the Fund's Expense Group. The Board considered the Fund's expenses in light of its level of assets and performance record. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2026 and was currently subsidizing the Fund under this arrangement.

Calamos Merger Arbitrage Fund. The Board considered that the Fund's management fee rate and total expense ratio are lower than the respective medians of the Fund's Expense Group.

Economies of Scale. The Board considered whether each Fund's management fee shares with shareholders potential economies of scale that may be achieved by the Adviser. The Board recognized that breakpoints in the fee schedule for each Fund could result in the sharing of economies of scale as Fund assets increase. The Board also considered the Adviser's agreement to reimburse each Fund for a portion of its expenses if the Fund's expense ratio otherwise would exceed a certain level. The Board also considered the benefits accruing to shareholders from the Adviser's investments into its infrastructure and investment processes. The Board concluded that the breakpoints in the fee schedule for each Fund allow shareholders to benefit from potential economies of scale that may be achieved by the Adviser.

Other Benefits Derived from the Relationship with the Funds. The Board also considered other benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. The Board concluded that while the Adviser may potentially benefit from its relationship with the Funds in ways other than the fees payable by the Funds, the Funds also may benefit from their relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to their agreement with the Funds and the fees payable by the Funds.

The Board also considered the Adviser's use of a portion of the commissions paid by the Funds on their portfolio brokerage transactions to obtain research products and services benefiting the Funds and/or other clients of the Adviser and concluded, based on reports from the Funds' Chief Compliance Officer, that the Adviser's use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements.

After full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement for each Fund with the Adviser was in the best interest of each respective Fund and its shareholders.

www.calamos.com

Tax Information (Unaudited)

We are providing this information as required by the Internal Revenue Code (Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In February 2026, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2025. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal period ended October 31, 2025:

MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND
$0	$0	$13,858,051	$0
CONVERTIBLE FUND	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND
$4,809,732	$0	$0	$47,833
GROWTH FUND	GROWTH AND INCOME FUND	SELECT FUND	INTERNATIONAL GROWTH FUND
$53,885,930	$117,487,868	$3,613,233	$10,308,357
EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND
$0	$8,247,784	$19,698,579	$0

TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
$0	$0	$0

Under Section 854(b)(2) of the Code, the Funds hereby designate the following amounts, or the maximum amount allowable under the Code, as qualified dividends for the fiscal period ended October 31, 2025:

MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND
$130,199,938	$3,088,848	$7,732,274	$6,863
CONVERTIBLE FUND	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND
$1,408,305	$172,648	$285,235	$18,882
GROWTH FUND	GROWTH AND INCOME FUND	SELECT FUND	INTERNATIONAL GROWTH FUND
$0	$15,829,959	$37,236	$235,224
EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND
$687,016	$16	$1,537,504	$9,547

TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
$0	$7,577	$0

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Tax Information (Unaudited)

Under Section 854(b)(2) of the Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the period ended October 31, 2025:

MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND
45.6%	100.0%	16.2%	31.8%
CONVERTIBLE FUND	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND
14.6%	69.0%	2.8%	2.8%
GROWTH FUND	GROWTH AND INCOME FUND	SELECT FUND	INTERNATIONAL GROWTH FUND
0%	73.3%	71.9%	0%
EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND
0.1%	13.2%	57.6%	0%

TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
0%	0.3%	0%

At October 31, 2025, more than 50% of each of International Growth Fund and Evolving World Growth Fund total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to each fund on these investments. International Growth Fund and Evolving World Growth Fund elect to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the 2019 distribution date to treat the proportionate share of foreign taxes paid by International Growth Fund and Evolving World Growth Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the distribution.

www.calamos.com

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures for Open-End Management Investment Companies is included in the financial statements filed under Item 7 of the N-CSR.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

1.           Aggregate remuneration paid to all trustees by Calamos Investment Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr. and John S. Koudounis, the trustees who are “interested persons” of the Calamos Investment Trust, do not receive remuneration for services provided to the Calamos Investment Trust.

2.           Not applicable.

3.           The Chief Compliance Officer of the Calamos Investment Trust, is the only officer who receives compensation from the Calamos Investment Trust. Effective July 29, 2025 Walter Kelly became the Chief Compliance Officer of the Trust. Prior to July 29, 2025, Mark J. Mickey, was the Chief Compliance Officer of the Trust. Aggregate remuneration paid to Mr. Kelly and Mr. Mickey by Calamos Investment Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR.

4.           Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Statement Regarding Basis for Approval of Investment Advisory Contracts – Included as part of the financial statements filed under Item 7 of the N-CSR.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16: Controls and Procedures.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) See Code of Ethics attachment.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	December 29, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	December 29, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	December 29, 2025